                          PACIFIC HORIZON GROWTH FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1997




                             Aggressive Growth Fund

                                 Blue Chip Fund




                               Investing For All
                             The Times Of Your Life




                                NOT FDIC INSURED


                         PACIFIC HORIZON GROWTH FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                   CONTENTS

          .
          .       FUND FACTS                            2-3
          .
          .      UNDERSTANDING YOUR SHAREHOLDER
          .        REPORT                              4-6
          .
          .      ECONOMIC REVIEW FROM THE INVESTMENT
          .        ADVISER                             8-9
          .
          .      PACIFIC HORIZON AGGRESSIVE GROWTH
          .        FUND
          .        Portfolio of Investments          10-13
          .        Statement of Assets
          .          and Liabilities                    14
          .        Statement of Operations              15
          .        Statements of Changes
          .          in Net Assets                      16
          .
          .      PACIFIC HORIZON BLUE CHIP FUND
          .        Statement of Assets
          .          and Liabilities                    17
          .        Statement of Operations              18
          .        Statements of Changes
          .          in Net Assets                      19
          .      NOTES TO FINANCIAL STATEMENTS       20-27
          .
          .      FINANCIAL HIGHLIGHTS                28-32
          .
          .      MASTER INVESTMENT TRUST, SERIES
          .        I -- BLUE CHIP PORTFOLIO
          .        Portfolio of Investments          33-36
          .        Statement of Assets
          .          and Liabilities                    37
          .        Statement of Operations              38
          .        Statements of Changes
          .          in Net Assets                      39
          .        Notes to Financial Statements     40-42
          .        Supplementary Data                   43

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           VALUE
                              DESCRIPTION                                   SHARES        (NOTE 2)
-----------------------------------------------------------------------    --------     ------------
COMMON STOCK -- 97.3%
AEROSPACE/DEFENSE -- EQUIPMENT -- 3.3%
 BE Aerospace, Inc.*...................................................      72,750     $  2,582,625
 REMEC, Inc.*..........................................................     134,050        4,473,919
                                                                                        ------------
                                                                                           7,056,544
                                                                                        ------------
AGRICULTURAL OPERATIONS -- 1.6%
 Northland Cranberries, Inc. ..........................................     204,000        3,493,500
                                                                                        ------------
AIRLINES -- 1.7%
 Airways Corp.*........................................................     112,500          597,656
 Mesaba Holdings, Inc.*................................................     156,600        3,073,275
                                                                                        ------------
                                                                                           3,670,931
                                                                                        ------------
BIOTECHNOLOGY -- 3.0%
 Genome Therapeutics Corp.*............................................     149,700        1,188,244
 Human Genome Sciences, Inc.*..........................................      44,300        1,650,175
 Protein Design Labs, Inc.*............................................     100,000        3,562,500
                                                                                        ------------
                                                                                           6,400,919
                                                                                        ------------
BROADCASTING -- 3.0%
 All American Communications, Inc.*....................................     174,600        2,444,400
 Cablevision Systems Corp.*............................................      31,350        1,573,378
 United International Holdings, Inc.*..................................     228,250        2,439,422
                                                                                        ------------
                                                                                           6,457,200
                                                                                        ------------
BUILDING AND HOME FURNISHINGS -- 1.4%
 Advanced Lighting Technologies, Inc.*.................................     120,750        2,898,000
                                                                                        ------------
BUSINESS SERVICES -- 3.4%
 Accustaff, Inc.*......................................................     126,450        3,358,828
 Professional Staff PLC*...............................................     104,400        1,455,075
 Select Appointments Holdings Public Limited Company ADR...............     135,500        2,439,000
                                                                                        ------------
                                                                                           7,252,903
                                                                                        ------------
CLOTHING & APPAREL -- 3.0%
 Farah, Inc.*..........................................................     153,000        1,195,312
 Novel Denim Holdings Limited*.........................................      49,600        1,085,000
 Quicksilver, Inc.*....................................................     124,050        4,225,453
                                                                                        ------------
                                                                                           6,505,765
                                                                                        ------------
COMMERCIAL SERVICES -- 2.9%
 NCO Group, Inc.*......................................................      48,050        1,801,875
 PMT Services, Inc.*...................................................     258,000        4,353,750
                                                                                        ------------
                                                                                           6,155,625
                                                                                        ------------
COMPUTERS -- PERIPHERAL EQUIPMENT -- 1.5%
 Cybex Computer Products Corp.*........................................     125,900        3,147,500
                                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                   SHARES        (NOTE 2)
-----------------------------------------------------------------------    --------     ------------
COMPUTER SERVICES & SOFTWARE -- 5.5%
 3D Labs, Inc., Ltd.*..................................................     120,800     $  4,786,700
 Cimatron Ltd.*........................................................     479,600        1,978,350
 DataWorks Corp.*......................................................      91,750        1,513,875
 Rogue Wave Software, Inc.*............................................     189,100        2,765,588
 Spectrum HoloByte, Inc.*..............................................     160,300          771,444
                                                                                        ------------
                                                                                          11,815,957
                                                                                        ------------
CONSUMER PRODUCTS & SERVICES -- 0.6%
 Meade Instruments Corp.*..............................................     166,300        1,268,037
                                                                                        ------------
CONSUMER SERVICES -- OTHER -- 1.3%
 Equity Corp. International*...........................................     120,000        2,767,500
                                                                                        ------------
CONTAINERS AND PACKAGING -- 0.8%
 Gaylord Container Corp.*..............................................     179,600        1,694,975
                                                                                        ------------
DIVERSIFIED OPERATIONS -- 1.9%
 Volt Information Sciences, Inc.*......................................      74,350        4,149,659
                                                                                        ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.8%
 Actel Corp.*..........................................................      82,500        1,675,781
 EMCORE Corp.*.........................................................     144,000        3,276,000
 International Rectifier Corp.*........................................     170,000        3,878,125
 Ultrak, Inc.*.........................................................     135,200        1,428,050
                                                                                        ------------
                                                                                          10,257,956
                                                                                        ------------
ENTERTAINMENT & LEISURE -- 6.3%
 Family Golf Centers, Inc.*............................................     119,000        2,759,312
 Galoob Toys, Inc.*....................................................     142,500        2,956,875
 Iwerks Entertainment, Inc.*...........................................     151,550          549,369
 Sodak Gaming, Inc.*...................................................     102,100        1,391,113
 WMS Industries, Inc.*.................................................     223,000        5,505,313
                                                                                        ------------
                                                                                          13,161,982
                                                                                        ------------
ENVIRONMENTAL SERVICES -- 3.3%
 Air & Water Technologies Corp.*.......................................     461,000        1,383,000
 Culligan Water Technologies, Inc.*....................................      45,500        2,098,687
 Osmonics, Inc.*.......................................................      71,500        1,215,500
 TETRA Technologies, Inc.*.............................................     109,050        2,290,050
                                                                                        ------------
                                                                                           6,987,237
                                                                                        ------------
FINANCIAL SERVICES -- 4.4%
 Consumer Portfolio Services, Inc.*....................................      81,000        1,427,625
 Imperial Credit Industries, Inc.*.....................................     185,200        3,449,350
 SEI Investments Co. ..................................................     158,550        4,597,950
                                                                                        ------------
                                                                                           9,474,925
                                                                                        ------------
FOOD -- 0.7%
 Unimark Group, Inc.*..................................................     183,800        1,596,763
                                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                   SHARES        (NOTE 2)
-----------------------------------------------------------------------    --------     ------------
HEALTHCARE SERVICES -- 5.0%
 Emeritus Corp.*.......................................................     148,150     $  2,092,619
 Envoy Corp.*..........................................................     116,500        3,145,500
 Orthodontic Centers of America, Inc.*.................................     103,000        1,763,875
 ProMedeCo Management Co.*.............................................      67,400          471,800
 SeaMED Corp.*.........................................................     187,000        3,272,500
                                                                                        ------------
                                                                                          10,746,294
                                                                                        ------------
HOUSEHOLD PRODUCTS -- 0.8%
 Lifetime Hoan Corp.*..................................................     226,600        1,756,150
                                                                                        ------------
INSTRUMENTS -- CONTROLS -- 0.6%
 Metrika Systems Corp.*................................................      87,300        1,331,325
                                                                                        ------------
MANUFACTURING -- 2.5%
 Astrotech International Corp.*........................................     123,600        1,390,500
 ITEQ, Inc.*...........................................................     197,600        2,445,300
 Memtec, Ltd. .........................................................      72,750        1,445,906
                                                                                        ------------
                                                                                           5,281,706
                                                                                        ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.0%
 Endosonics Corp.*.....................................................     175,200        2,058,600
                                                                                        ------------
METALS & MINING -- 1.9%
 Titanium Metals Corp.*................................................     111,450        3,984,338
                                                                                        ------------
OIL & GAS -- 5.7%
 Cairn Energy USA, Inc.*...............................................     179,000        2,047,312
 Costilla Energy, Inc.*................................................     189,500        1,942,375
 Eagle Geophysical, Inc.*..............................................      59,200        1,213,600
 Eastern Enterprises...................................................      28,150        1,004,603
 Ocean Energy, Inc. *..................................................      45,000        2,894,062
 United Meridian Corp.*................................................      79,600        3,119,325
                                                                                        ------------
                                                                                          12,221,277
                                                                                        ------------
PHARMACEUTICALS -- 1.2%
 Algos Pharmaceutical Corp.*...........................................     102,200        2,210,075
 Kendle International Inc.*............................................      25,000          400,000
 SEQUUS Pharmaceuticals, Inc.*.........................................         350            2,362
                                                                                        ------------
                                                                                           2,612,437
                                                                                        ------------
RESTAURANTS -- 1.6%
 Landry's Seafood Restaurants, Inc.*...................................     145,000        3,480,000
                                                                                        ------------
RETAIL -- SPECIALTY STORES -- 4.6%
 Petco Animal Supplies, Inc.*..........................................     124,200        3,679,425
 Stage Stores, Inc.*...................................................     104,150        3,222,141
 The Wet Seal, Inc.*...................................................     145,350        3,161,363
                                                                                        ------------
                                                                                          10,062,929
                                                                                        ------------
RETAIL & MERCHANDISING -- 1.9%
 Kennoth Cole Productions, Inc.*.......................................     178,500        2,465,531
 RDO Equipment Co.*....................................................      69,700        1,594,388
                                                                                        ------------
                                                                                           4,059,919
                                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                   SHARES        (NOTE 2)
-----------------------------------------------------------------------    --------     ------------
TELECOMMUNICATIONS -- SERVICES/EQUIPMENT -- 14.2%
 ANTEC Corp.*..........................................................     292,000     $  3,942,000
 Boston Communications Group, Inc.*....................................     145,100        2,158,362
 Brooks Fiber Properties, Inc.*........................................      66,200        2,225,975
 Gilat Satellite Networks, Ltd.*.......................................     113,950        3,703,375
 Intermedia Communications, Inc.*......................................      68,000        2,431,000
 Iridium World Communications, Ltd.*...................................     108,450        3,890,644
 LCC International, Inc.*..............................................      80,550        1,449,900
 NICE-Systems Ltd. ADR*................................................     116,850        4,666,697
 Ortel Corporation*....................................................     139,400        3,293,325
 Teledata Communications, Ltd.*........................................      80,600        2,780,700
                                                                                        ------------
                                                                                          30,541,978
                                                                                        ------------
TRANSPORTATION -- COMMERCIAL SERVICES -- 1.3%
 Budget Group, Inc.*...................................................      95,000        2,790,625
                                                                                        ------------
WHOLESALE DISTRIBUTORS -- 0.6%
 NuCo2, Inc.*..........................................................      84,100        1,387,650
                                                                                        ------------
TOTAL INVESTMENTS(A) -- 97.3% (COST $168,352,278)......................                  208,529,106
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.7%..........................                    5,877,977
                                                                                        ------------
NET ASSETS -- 100.0%...................................................                 $214,407,083
                                                                                        ============

---------------

Percentages indicated are based on net assets of $214,407,083.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.................................   $ 51,792,321
            Unrealized depreciation.................................    (11,615,493)
                                                                       ------------
            Net unrealized appreciation.............................   $ 40,176,828
                                                                       ============

* Non-income producing security.

ADR -- American Depositary Receipt.

See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $168,352,278)............  $208,529,106
  Cash...............................................................     6,710,472
  Dividends Receivable...............................................        26,723
  Receivable for investment securities sold..........................     1,559,469
  Receivable for capital shares sold.................................       127,153
  Prepaid expenses...................................................        10,143
                                                                       ------------
Total Assets.........................................................   216,963,066
                                                                       ------------
LIABILITIES:
  Payable for investment securities purchased........................     1,261,219
  Payable for capital shares redeemed................................       902,471
  Investment advisory fees payable...................................       107,955
  Administration fees payable........................................        53,977
  Shareholder service fees payable (A and K Shares)..................        44,981
  12b-1 fees payable (K Shares)......................................           444
  Transfer agent fees payable........................................       139,853
  Legal fees payable.................................................         5,519
  Other accrued expenses.............................................        39,564
                                                                       ------------
Total Liabilities....................................................     2,555,983
                                                                       ------------
NET ASSETS...........................................................  $214,407,083
                                                                       ============
Net Assets
  A Shares...........................................................  $213,283,577
  K Shares...........................................................     1,123,506
                                                                       ------------
Total................................................................  $214,407,083
                                                                       ------------
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares...........................................................     9,971,300
  K Shares...........................................................        52,853
                                                                       ------------
Total................................................................    10,024,153
                                                                       ============
NET ASSET VALUE:
  A Shares -- redemption price per share.............................        $21.39
                                                                             ======
  Maximum Sales Charge (A Shares)....................................          4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge))..................................        $22.40
                                                                             ======
  K Shares -- offering and redemption price per share................        $21.26
                                                                             ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par.....................................  $     10,024
  Additional paid-in capital.........................................   182,177,783
  Accumulated undistributed net investment income (loss).............    (1,263,592)
  Accumulated net realized losses on investment transactions.........    (6,693,960)
  Net unrealized appreciation on investments.........................    40,176,828
                                                                       ------------
NET ASSETS, AUGUST 31, 1997..........................................  $214,407,083
                                                                       ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31. 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend............................................................   $   103,222
  Interest............................................................       121,693
                                                                         -----------
Total Income..........................................................       224,915
                                                                         -----------
EXPENSES:
  Advisory fees.......................................................       596,019
  Administration fees.................................................       298,009
  Shareholder service fees (A Shares).................................       247,405
  Shareholder service fees (K Shares).................................           936
  12b-1 fees (K Shares)...............................................         2,807
  Custodian and fund accounting fees..................................        29,784
  Transfer agent fees.................................................       220,714
  Legal fees..........................................................         8,260
  Other expenses......................................................        84,092
                                                                         -----------
        Total Expenses................................................     1,488,026
Less: Fee waivers.....................................................          (936)
                                                                         -----------
Total Net Expenses....................................................     1,487,090
                                                                         -----------
NET INVESTMENT LOSS...................................................    (1,262,175)
                                                                         -----------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized loss on investment transactions........................    (5,865,048)
  Net change in unrealized appreciation on investments................    34,925,302
                                                                         -----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS..........................    29,060,254
                                                                         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................   $27,798,079
                                                                         ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 1997        YEAR ENDED
                                                    (UNAUDITED)       FEBRUARY 28, 1997
                                                  ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment (losses).......................    $ (1,262,175)       $  (2,598,857)
  Net realized gains (losses) on investment
    transactions................................      (5,865,048)          53,488,080
  Net change in unrealized appreciation on
    investments.................................      34,925,302          (30,785,939)
                                                    ------------         ------------
  Change in net assets resulting from
    operations..................................      27,798,079           20,103,284
                                                    ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gains from investment
      transactions
        A Shares................................      (9,411,755)         (48,764,827)
        K Shares................................         (40,112)             (22,851)(a)
                                                    ------------         ------------
Change in net assets from shareholder
  distributions.................................      (9,451,867)         (48,787,678)
                                                    ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...................      80,555,793          554,405,607
  Dividends reinvested..........................       8,903,279           46,851,878
  Cost of shares redeemed.......................     (95,644,964)        (550,673,264)
                                                    ------------         ------------
Change in net assets from capital share
  transactions..................................      (6,185,892)          50,584,221
                                                    ------------         ------------
Change in net assets............................      12,160,320           21,899,827
NET ASSETS:
  Beginning of Period...........................     202,246,763          180,346,936
                                                    ------------         ------------
  End of Period (including undistributed net
    investment losses of $1,263,592 and $1,417,
    respectively.)..............................    $214,407,083        $ 202,246,763
                                                    ============         ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Master Investment Trust, Series I -- Blue Chip
    Portfolio, at value.............................................   $538,657,972
  Prepaid expenses..................................................         35,671
                                                                       ------------
Total Assets........................................................    538,693,643
                                                                       ------------
LIABILITIES:
  Dividend payable..................................................          4,020
  Administration fees...............................................         69,781
  Transfer agent fees payable.......................................         47,718
  Shareholder service fees payable (A, K and SRF Shares)............         55,144
  Audit fees payable................................................         12,242
  Fund accounting fees and expense payable..........................         11,919
  Legal fees payable................................................         18,438
  Other accrued expenses............................................         91,342
                                                                       ------------
Total Liabilities...................................................        310,604
                                                                       ------------
NET ASSETS..........................................................   $538,383,039
                                                                       ============
Net Assets
  A Shares..........................................................   $216,029,073
  K Shares..........................................................      3,066,143
  SRF Shares........................................................    319,287,823
                                                                       ------------
Total...............................................................   $538,383,039
                                                                       ============
Shares Outstanding ($0.001 par value, 300 million shares
  authorized):
  A Shares..........................................................      8,002,386
  K Shares..........................................................        113,795
  SRF Shares........................................................     13,226,292
                                                                       ------------
Total...............................................................     21,342,473
                                                                       ============
NET ASSET VALUE:
  A Shares -- redemption price per share............................         $27.00
                                                                             ======
  Maximum Sales Charge (A Shares)...................................           4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge)).................................         $28.27
                                                                             ======
  K Shares -- offering and redemption price per share...............         $26.94
                                                                             ======
  SRF Shares -- offering and redemption price per share.............         $24.14
                                                                             ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par....................................   $     21,342
  Additional paid-in capital........................................    416,754,130
  Distributions in excess of net investment income..................       (181,737)
  Accumulated net realized gains on investment transactions.........     22,587,253
  Net unrealized appreciation on investments........................     99,202,051
                                                                       ------------
NET ASSETS, AUGUST 31, 1997.........................................   $538,383,039
                                                                       ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Investment Income from Master Investment Trust, Series I -- Blue
    Chip Portfolio:
      Dividend income................................................   $  2,668,734
      Interest income................................................        254,784
                                                                        ------------
                                                                           2,923,518
      Expenses.......................................................      1,039,153
                                                                        ------------
Net Investment Income from Master Investment Trust, Series I -- Blue
  Chip Portfolio.....................................................      1,884,365
                                                                        ------------
EXPENSES:
  Shareholder service fees (A Shares)................................        231,243
  Shareholder service fees (K Shares)................................          2,800
  Shareholder service fees (SRF Shares)..............................        155,322
  12b-1 fees (K Shares)..............................................          5,598
  Administration fees................................................        233,232
  Transfer Agent fees................................................        136,079
  Registration fees..................................................         23,592
  Reports to shareholders............................................         64,355
  Fund accounting fees and expenses..................................         30,564
  Amortization of organization costs.................................         14,168
  Audit fees.........................................................          3,570
  Legal fees.........................................................          6,271
  Directors' fees....................................................          2,291
  Other expenses.....................................................         39,446
                                                                        ------------
        Total Expenses...............................................        948,531
Less: Fee waivers and expense reimbursements.........................       (221,475)
                                                                        ------------
  Total Net Expenses.................................................        727,056
                                                                        ------------
NET INVESTMENT INCOME................................................      1,157,309
                                                                        ------------
REALIZED/UNREALIZED GAINS ON INVESTMENTS FROM INVESTMENT TRUST,
  SERIES I -- BLUE CHIP PORTFOLIO:
    Net realized gains on investment transactions....................     32,224,675
    Net change in unrealized appreciation on investments.............     80,612,767
                                                                        ------------
Net realized/unrealized gains on investments from Master Investment
  Trust, Series I -- Blue Chip Portfolio.............................    112,837,442
                                                                        ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $113,994,751
                                                                        ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 1997        YEAR ENDED
                                                    (UNAUDITED)       FEBRUARY 28, 1997
                                                  ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income........................     $  1,157,309        $   1,022,481
  Net realized gains on investment
    transactions...............................       32,224,675           14,059,189
  Net change in unrealized appreciation on
    investments................................       80,612,767           12,101,556
                                                    ------------         ------------
  Change in net assets resulting from
    operations.................................      113,994,751           27,183,226
                                                    ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
        A Shares...............................         (556,688)            (980,276)
        K Shares...............................           (2,671)                (998)(a)
        SRF Shares (b).........................         (957,833)                  --
    Net realized gains from investment
      transactions:
        A Shares...............................      (11,977,846)          (2,731,645)
        K Shares...............................         (149,419)              (8,357)(a)
        SRF Shares (b).........................       (9,569,624)                  --
                                                    ------------         ------------
Change in net assets from shareholder
  distributions................................      (23,214,081)          (3,721,276)
                                                    ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..................      315,283,391           87,766,406
  Dividends reinvested.........................       11,058,303            3,417,983
  Cost of shares redeemed......................      (32,940,898)         (27,378,220)
                                                    ------------         ------------
Change in net assets from capital share
  transactions.................................      293,400,796           63,806,169
                                                    ------------         ------------
Change in net assets...........................      384,181,466           87,268,119
NET ASSETS:
  Beginning of Period..........................      154,201,573           66,933,454
                                                    ------------         ------------
  End of Period (including distributions in
    excess of $181,737 and undistributed net
    investment income of $178,145,
    respectively.).............................     $538,383,039        $ 154,201,573
                                                    ============         ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Aggressive Growth Fund (the "Aggressive Growth Fund") and the Pacific Horizon Blue Chip Fund (the "Blue Chip Fund"), collectively the "Funds", individually the "Fund". The Funds offer A Shares and effective July 22, 1996 began offering K Shares on June 23, 1997, the Seafirst Blue Chip Fund merged into the Pacific Horizon Blue Chip Fund and the Pacific Horizon Blue Chip Fund began offering SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan while K Shares have a Distribution Plan and an Administrative and Shareholder Services Plan.

    The Aggressive Growth Fund seeks to maximize capital appreciation through investments in common stocks and convertible securities. The Blue Chip Fund seeks to achieve its investment objective by investing substantially all of its assets in the Blue Chip Portfolio (the "Portfolio") of the Master Investment Trust, Series I (the "Trust"), an open-end management company that has the same investment objective as that of the Blue Chip Fund. The value of the Blue Chip Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (90.7% at August 31, 1997). The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's financial statements.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Aggressive Growth Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Funds' shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer and dividend disbursing agent of the Funds through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), and indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the Funds.

Change in Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Aggressive Growth Fund values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Fund may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The valuation of securities of the Blue Chip Fund's investment in the Portfolio is discussed in Note 2 of the Portfolio's financial statements.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Aggressive Growth Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    The Blue Chip Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments are adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Blue Chip Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight-line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income, if any, is declared and paid as a dividend to shareholders of record at the close of business on record date at least annually for the Aggressive Growth Fund and quarterly for the Blue Chip Fund. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the

Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                                  ACCUMULATED
                   ACCUMULATED        NET
                   UNDISTRI-       REALIZED
                   BUTED NET      GAIN/(LOSS)
                   INVESTMENT         ON
                     INCOME       INVESTMENTS
                   ----------     -----------
Aggressive
 Growth Fund       $2,598,657     $(2,588,091)
Blue Chip Fund             --              72

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Aggressive Growth Fund has an Investment Advisory Agreement with Bank of America and the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Aggressive Growth Fund, which is accrued daily and payable monthly, at an annual rate of 0.60% of the Fund's average daily net assets. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.30% and 0.15% of the average daily net assets of the Aggressive Growth Fund and

Blue Chip Fund, respectively. For the six months ended August 31, 1997, BISYS agreed to waive $73,396 of its fee as Administrator for the Blue Chip Fund. For the six months ended August 31, 1997, BISYS reimbursed $303 of operating expenses of the Blue Chip Fund.

    For the six months ended August 31, 1997, the Distributor advised the Funds that it retained $25,093 and $90,494 from commissions earned on sales of the Aggressive Growth Fund's and Blue Chip Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $151,195 and $706,924 from commissions earned on sales of shares of the Aggressive Growth Fund and Blue Chip Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, the Aggressive Growth Fund and Blue Chip Fund incurred charges of $247,405 and $231,243, respectively, pursuant to the Plan. The Funds were advised that of these amounts, the Distributor retained $141,200 and $32,170 from the Aggressive Growth Fund and Blue Chip Fund, respectively, and affiliates of Bank of America retained $99,984 and $194,756, respectively. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1997, the Distributor incurred charges $1,871 and $5,581 for the Aggressive Growth and Blue Chip Funds, respectively.

    The Blue Chip Fund has a Shareholder Services Plan under which the Fund pays the Distributor for shareholder servicing expenses incurred in connection with the SRF shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for SRF Shares. For the six months ended August 31, 1997, The Blue Chip Fund incurred charges of $155,322, pursuant to the Plan, the Fund was advised that of this amount the affiliates of Bank of America retained $16,258. For the same period $139,064 of shareholder servicing were waived by The Blue Chip Fund.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $220,714 and $136,079 from the Aggressive Growth Fund and Blue Chip Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Aggressive Growth Fund and Blue Chip Fund incurred legal charges totaling $8,260 and $6,271, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $736 and $210 for the Aggressive Growth Fund and Blue Chip Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of the Aggressive Growth Fund's portfolio securities (excluding short-term investments) amounted to $68,932,455 and $88,008,911, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of common stock of the Funds are summarized below:

                                                AGGRESSIVE GROWTH FUND
                                ------------------------------------------------------
                                   SIX MONTHS ENDED
                                    AUGUST 31, 1997                 YEAR ENDED
                                      (UNAUDITED)                FEBRUARY 28, 1997
                                -----------------------      -------------------------
                                SHARES         AMOUNT        SHARES           AMOUNT
                                -------      ----------      -------        ----------
A Shares (000's)
  Issued.....................     4,075      $   79,695       22,844        $  554,053
  Reinvested.................       447           8,863        2,367            46,829
  Redeemed...................    (4,854)        (95,427)     (22,585)         (550,667)
                                -------      ----------      -------        ----------
Net increase (decrease)......      (332)     $   (6,869)       2,626        $   50,215
                                =======      ==========      =======        ==========
K Shares
  Issued.....................    43,896      $  850,667       16,509        $  352,493
  Reinvested.................     2,035          40,113        1,198            22,851
  Redeemed...................   (10,487)       (207,371)        (298)           (6,029)
                                -------      ----------      -------        ----------
Net increase.................    35,444      $  683,409       17,409(a)     $  369,315(a)
                                =======      ==========      =======        ==========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

                                                    BLUE CHIP FUND
                                ------------------------------------------------------
                                   SIX MONTHS ENDED
                                    AUGUST 31, 1997                 YEAR ENDED
                                      (UNAUDITED)                FEBRUARY 28, 1997
                                -----------------------      -------------------------
                                SHARES         AMOUNT        SHARES           AMOUNT
                                -------      ----------      -------        ----------
A Shares (000's)
  Issued.....................     2,546      $   67,284        3,838        $   86,308
  Reinvested.................       410          10,906          152             3,409
  Redeemed...................    (1,010)        (26,554)      (1,193)          (27,364)
                                -------      ----------      -------        ----------
Net increase.................     1,946      $   51,636        2,797        $   62,353
                                =======      ==========      =======        ==========
K Shares
  Issued.....................    70,314      $1,881,745       57,851        $1,458,223
  Reinvested.................     5,713         152,121          405             9,313
  Redeemed...................   (19,927)       (541,316)        (561)          (13,822)
                                -------      ----------      -------        ----------
Net increase.................    56,100      $1,492,550       57,695(a)     $1,453,714(a)
                                =======      ==========      =======        ==========
SRF Shares(000's) (b)
  Issued.....................    13,486      $  246,713           --        $       --
  Reinvested.................        --              --           --                --
  Redeemed...................      (260)         (6,441)          --                --
                                -------      ----------      -------        ----------
Net increase.................    13,226      $  240,272           --        $       --
                                =======      ==========      =======        ==========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Period from June 23, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED                                  YEAR ENDED
                                    AUGUST 31,       ------------------------------------------------------------
                                       1997          FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                    (UNAUDITED)        1997(A)           1996            1995            1994
                                    -----------      ------------    ------------    ------------    ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR................   $   19.60         $  23.49        $  20.61        $  25.70        $  24.68
                                      --------         --------        --------        --------        --------
Income from Investment Operations:
 Net investment income (loss).....      (0.13)            (0.25)          (0.27)          (0.22)          (0.37)
 Net realized and unrealized gains
   (losses) on investment
   transactions...................        2.87             2.26            8.35           (0.95)           3.02
                                      --------         --------        --------        --------        --------
Total income (loss) from
 investment operations............        2.74             2.01            8.08           (1.17)           2.65
                                      --------         --------        --------        --------        --------
Less dividends and distributions:
 Dividends to shareholders from
   net realized gains on
   investment transactions........      (0.95)            (5.90)          (5.20)          (3.92)          (1.63)
                                      --------         --------        --------        --------        --------
Net change in net asset value per
 share............................        1.79            (3.89)           2.88           (5.09)           1.02
                                      --------         --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...........................   $   21.39         $  19.60        $  23.49        $  20.61        $  25.70
                                      ========         ========        ========        ========        ========
Total return (excludes sales
 charge)..........................       14.45%(e)         9.13%          40.88%          (3.59)%         10.54%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions).....................   $     213         $    202        $    180        $    132        $    158
 Ratio of expenses to average net
   assets.........................        1.50%(d)         1.42%           1.51%           1.46%           1.52%
 Ratio of net investment income
   (loss) to average net assets...       (1.27)%(d)       (1.26)%          1.35%           1.04%           1.20%
 Ratio of expenses to average net
   assets*........................            (b)          1.44%**         1.64%**             (b)             (b)
 Ratio of net investment income to
   average net assets*............            (b)              (b)             (b)             (b)             (b)
 Portfolio turnover rate..........          36%              99%             93%             92%             43%
 Average commission rate paid
   (c)............................   $  0.0312         $ 0.0312        $     --        $     --        $     --

---------------

 *   During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
**   During the years ended February 28, 1997 and February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a)  As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.
(b)  There were no waivers or reimbursements during the period.
(c)  Represents the dollar amounts of commissions paid on Portfolio transactions divided by the total number of shares purchased or sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for prior periods.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                        ENDED
                                                     AUGUST 31,        PERIOD ENDED
                                                        1997           FEBRUARY 28,
                                                     (UNAUDITED)         1997(A)
                                                     -----------       ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.......    $ 19.53           $  24.20
                                                      --------           --------
Income from Investment Operations:
  Net investment (loss)............................      (0.25)             (0.06)
  Net realized gains on investment transactions....       2.93               1.29
                                                      --------           --------
Total income from investment operations............       2.68               1.23
                                                      --------           --------
Less Dividends and Distributions:
  Dividends to shareholders from net realized gains
    on investment transactions.....................      (0.95)             (5.90)
                                                      --------           --------
Net change in net asset value per share............       1.73              (4.67)
                                                      --------           --------
NET ASSET VALUE PER SHARE, END OF PERIOD...........    $ 21.26           $  19.53
                                                      ========           ========
Total return.......................................      14.13% (c)          5.65% (c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)................    $ 1,124           $    340
  Ratio of expenses to average net assets..........       1.99% (d)          1.95% (d)
  Ratio of net investment (loss) to average net
    assets.........................................      (1.74)%(d)         (1.78)%(d)
  Ratio of expenses to average net assets*.........       2.24% (d)          2.22% (d)**
  Ratio of net investment (loss) to average net
    assets*........................................      (1.99)%(d)         (2.03)%(d)
  Portfolio turnover rate..........................         36%                99%
  Average commission rate paid (b).................    $0.0312           $ 0.0312

---------------

 *   During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
**   During the year ended February 28, 1997, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a)  Period from July 22, 1996 (inception date) to February 28, 1997.
(b)  Represents the dollar amounts of commissions paid on Portfolio transactions divided by the total number of shares purchased or sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for prior periods.
(c)  Not annualized.
(d)  Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------------
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)      1997(A)           1996            1995          1994(B)
                                        -----------    ------------    ------------    ------------    ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR..............................    $ 25.22         $20.53          $15.81          $14.97          $15.00
                                         --------       --------        --------        --------        --------
Income from Investment Operations:
 Net investment income................       0.08           0.23            0.26            0.31            0.02
 Net realized and unrealized gains
   (losses) on investment
   transactions.......................       3.52           5.21            4.96            0.80           (0.05)
                                         --------       --------        --------        --------        --------
Total income (loss) from investment
 operations...........................       3.60           5.44            5.22            1.11           (0.03)
                                         --------       --------        --------        --------        --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income..................      (0.08)         (0.22)          (0.28)          (0.27)             --
 Dividends to shareholders from net
   realized gains on investment
   transactions.......................      (1.74)         (0.53)          (0.22)             --              --
                                         --------       --------        --------        --------        --------
Total Dividends and Distributions.....      (1.82)         (0.75)          (0.50)          (0.27)             --
                                         --------       --------        --------        --------        --------
Net change in net asset value per
 share................................       1.78           4.69            4.72            0.84           (0.03)
                                         --------       --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...............................    $ 27.00         $25.22          $20.53          $15.81          $14.97
                                         ========       ========        ========        ========        ========
Total return (excludes sales
 charge)..............................      14.42%++       27.01%          33.39%           7.60%          (0.20)%++

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions).........................    $   216         $  153          $   67          $    6          $    1
 Ratio of expenses to average net
   assets.............................       1.24%+         1.28%           0.83%           0.00%           0.00%+
 Ratio of net investment income (loss)
   to average net assets..............       0.67%+         0.99%           1.63%           2.46%           2.92%+
 Ratio of expenses to average net
   assets*............................       1.33%+         1.71%           2.28%           6.32%          55.00%+
 Ratio of net investment income to
   average net assets*................       0.58%+         0.56%           0.18%          (3.86)%        (52.08)%+

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Annualized.
++   Not annualized.
(a)  As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b)  Period from January 13, 1994 (inception date) to February 28, 1994.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED
                                                              AUGUST 31,     PERIOD ENDED
                                                                 1997        FEBRUARY 28,
                                                              (UNAUDITED)      1997(A)
                                                              -----------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...............     $ 25.20         $20.38
                                                               --------       --------
Income from Investment Operations:
  Net investment income....................................        0.04           0.07
  Net realized gains/(losses) on investment transactions...        3.47           5.35
                                                               --------       --------
Total income from investment operations....................        3.51           5.42
                                                               --------       --------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income.....       (0.03)         (0.07)
  Distributions to shareholders from net realized gains on
    investment transactions................................       (1.74)         (0.53)
                                                               --------       --------
Total Dividends and Distributions..........................       (1.77)         (0.60)
                                                               --------       --------
Net change in net asset value per share....................        1.74           4.82
                                                               --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD...................     $ 26.94         $25.20
                                                               ========       ========
Total return...............................................       14.10%++       26.96%++

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)...................     $     3         $    1
  Ratio of expenses to average net assets..................        1.73%+         1.92%+
  Ratio of net investment income to average net assets.....        0.17%+         0.45%+
  Ratio of expenses to average net assets*.................        1.81%+         2.12%+
  Ratio of net investment income to average net assets*....        0.09%+         0.25%+

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Annualized.
++   Not annualized.
(a)  Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                    FOR THE PERIOD
              --------------------------                                                      FOR THE PERIOD
               JUNE 23,       MARCH 1,                                                  --------------------------
                 1997           1997                                                    DECEMBER 6,    JANUARY 1,
                THROUGH        THROUGH                     YEAR ENDED                       1993          1993
              AUGUST 31,      JUNE 22,     ------------------------------------------     THROUGH        THROUGH      YEAR ENDED
                 1997           1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   DECEMBER 5,   DECEMBER 31,
              (UNAUDITED)    (UNAUDITED)       1997           1996           1995           1994         1993(A)       1992(A)
              -----------    -----------   ------------   ------------   ------------   ------------   -----------   ------------
SRF SHARES
NET ASSET
 VALUE PER
 SHARE,
 BEGINNING
 OF YEAR....    $ 24.02        $ 24.64        $21.09         $17.35         $17.75         $17.34        $ 15.65        $15.17
               --------       --------      --------       --------       --------       --------        -------        ------
Income from
 Investment
 Operations:
 Net
  investment
  income....       0.04           4.01          0.31           0.31           0.28           0.05           0.29          0.30
 Net
  realized
  and
  unrealized
  gains
  (losses)
  on
  investment
  transactions...      0.08      (0.57)         4.83           5.35           0.88           0.37           1.69          0.48
               --------       --------      --------       --------       --------       --------        -------        ------
Total income
 from
 investment
 operations...      0.12          3.44          5.14           5.66           1.16           0.42           1.98          0.78
               --------       --------      --------       --------       --------       --------        -------        ------
Less
 Dividends
 and
 Distributions:
 Dividends
  to
shareholders
  from net
  investment
  income....         --          (4.06)        (0.31)         (0.31)         (0.26)         (0.01)         (0.29)        (0.30)
 Distributions
  to
  shareholders
  from net
  realized
  gains.....         --             --         (1.28)         (1.61)         (1.30)            --             --            --
               --------       --------      --------       --------       --------       --------        -------        ------
Total
 Dividends
 and
 Distributions..        --       (4.06)        (1.59)         (1.92)         (1.56)         (0.01)         (0.29)        (0.30)
               --------       --------      --------       --------       --------       --------        -------        ------
Net change
 in net
 asset value
 per
 share......       0.12          (0.62)         3.55           3.74          (0.40)          0.41           1.69          0.48
               --------       --------      --------       --------       --------       --------        -------        ------
NET ASSET
 VALUE PER
 SHARE, END
 OF
 PERIOD.....    $ 24.14        $ 24.02        $24.64         $21.09         $17.35         $17.75        $ 17.34        $15.65
               ========       ========      ========       ========       ========       ========        =======        ======
Total
 Return.....      14.58%++       11.64%        27.42%         33.37%          6.95%          2.42%+        12.74%++       5.16%
RATIO/SUPPLEMENTAL
 DATA:
 Net assets,
  end of
  period
  (millions)...   $   319      $   272        $  274         $  206         $  151         $  133        $ 123 _        $   96
 Ratio of
  expenses
  to average
  net
  assets....       0.96%+         0.89%         0.92%          0.95%          0.82%          0.95%+         0.95%+        0.95%
 Ratio of
  net
  investment
  income to
  average
  net
  assets....       0.87%+         1.07%         1.37%          1.53%          1.64%          1.28%+         1.91%+        2.08%
 Ratio of
  expenses
  to average
  net
  assets*...       1.20%+         1.57%         1.55%          1.54%          1.62%          1.88%*         0.95%+        0.95%
 Ratio of
  net
  investment
  income to
  average
  net
  assets*...       0.63%+         0.39%         0.74%          0.94%          0.84%          0.35%*         1.91%+        2.08%
 Portfolio
  turnover
  rate......         35%           N/A           N/A            N/A            N/A            N/A              4%           27%

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Represents activity of the Fund prior to its reorganization from the Asset Allocation Fund of Collective Investment Trust for Seafirst Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.
+    Annualized.
++   Not annualized.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
COMMON STOCK -- 96.7%
AEROSPACE/DEFENSE -- 2.7%
 General Dynamics Corp. .............................................       28,900     $  2,301,163
 Lockheed Martin Corp. ..............................................       52,700        5,464,331
 United Technologies Corp. ..........................................      106,900        8,344,881
                                                                                       ------------
                                                                                         16,110,375
                                                                                       ------------
AIRLINES -- 0.3%
 U.S. Air Group, Inc.** .............................................       45,800        1,562,925
                                                                                       ------------
AUTOMOBILE MANUFACTURERS -- 1.8%
 Ford Motor Co. .....................................................      144,300        6,204,900
 General Motors Corp. ...............................................       72,700        4,561,925
                                                                                       ------------
                                                                                         10,766,825
                                                                                       ------------
AUTOMOBILE PARTS -- 0.6%
 Dana Corp. .........................................................       76,100        3,505,356
                                                                                       ------------
BEVERAGES -- 2.9%
 Coca-Cola Co. ......................................................      204,400       11,714,675
 PepsiCo, Inc. ......................................................      166,100        5,979,600
                                                                                       ------------
                                                                                         17,694,275
                                                                                       ------------
BUILDING RELATED -- 0.4%
 Centex Corp. .......................................................       47,600        2,588,250
                                                                                       ------------
CHEMICALS -- 3.0%
 Air Products & Chemicals, Inc. .....................................       61,600        5,024,250
 DuPont, (E.I.) de Nemours & Co. ....................................      202,600       12,624,512
                                                                                       ------------
                                                                                         17,648,762
                                                                                       ------------
CLOTHING & APPAREL -- 0.5%
 VF Corp. ...........................................................       34,100        3,013,587
                                                                                       ------------
COMPUTER HARDWARE -- 5.3%
 Compaq Computer Corp.** ............................................      169,750       11,118,625
 Dell Computer Corp.** ..............................................      110,400        9,059,700
 International Business Machines Corp. ..............................       64,000        6,456,000
 Sun Microsystems, Inc.** ...........................................      105,200        5,049,600
                                                                                       ------------
                                                                                         31,683,925
                                                                                       ------------
COMPUTER SERVICES & SOFTWARE -- 3.8%
 Microsoft Corp.** ..................................................      136,600       18,056,813
 Oracle Corp.** .....................................................      121,650        4,637,906
                                                                                       ------------
                                                                                         22,694,719
                                                                                       ------------
CONSUMER PRODUCTS & SERVICES -- 3.7%
 Avon Products, Inc. ................................................       92,000        5,893,750
 Philip Morris Cos., Inc. ...........................................      241,800       10,548,525
 Texas Instruments, Inc. ............................................       51,200        5,817,600
                                                                                       ------------
                                                                                         22,259,875
                                                                                       ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
 General Electric Co. ...............................................      260,200       16,262,500
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
ENTERTAINMENT & LEISURE -- 1.9%
 Hasbro, Inc. .......................................................      103,450     $  2,780,219
 King World Productions, Inc. .......................................       55,600        2,210,100
 Walt Disney Co. ....................................................       81,478        6,258,529
                                                                                       ------------
                                                                                         11,248,848
                                                                                       ------------
FINANCIAL -- BANK & TRUST -- 9.3%
 Barnett Banks, Inc. ................................................      113,100        7,704,937
 Bankers Trust New York Corp. .......................................       49,300        5,114,875
 Chase Manhattan Corp. ..............................................       36,000        4,002,750
 Citicorp ...........................................................       38,200        4,875,275
 Comerica, Inc. .....................................................       51,500        3,646,844
 First Union Corp. ..................................................      178,600        8,583,962
 Fleet Financial Group, Inc. ........................................       98,900        6,372,869
 Mellon Bank Corp. ..................................................      141,200        6,795,250
 NationsBank Corp. ..................................................       64,900        3,853,437
 State Street Corp. .................................................       88,600        4,418,925
                                                                                       ------------
                                                                                         55,369,124
                                                                                       ------------
FINANCIAL SERVICES -- 1.4%
 Morgan Stanley Dean Witter Discover & Co. ..........................      173,200        8,335,250
                                                                                       ------------
FOOD -- 3.4%
 American Stores Co. ................................................      219,300        5,194,669
 Conagra, Inc. ......................................................       85,600        5,505,150
 Hershey Foods Corp. ................................................       62,300        3,325,262
 Kellogg Co. ........................................................       37,200        1,664,700
 Sara Lee Corp. .....................................................      112,400        4,524,100
                                                                                       ------------
                                                                                         20,213,881
                                                                                       ------------
HEALTHCARE SERVICES -- 1.0%
 Tenet Healthcare Corp.** ...........................................      218,200        5,945,950
                                                                                       ------------
HOUSEHOLD PRODUCTS -- 2.6%
 Clorox Co. .........................................................       37,000        4,856,250
 Procter & Gamble Co. ...............................................       80,700       10,738,144
                                                                                       ------------
                                                                                         15,594,394
                                                                                       ------------
HOTELS & MOTELS -- 0.6%
 Marriott Corp.** ...................................................       54,700        3,640,969
                                                                                       ------------
INSURANCE -- 4.8%
 Allstate Corp. .....................................................       70,197        5,128,768
 CIGNA Corp. ........................................................       38,600        7,078,275
 Conseco, Inc. ......................................................      138,900        5,972,700
 General Re Corp. ...................................................       19,200        3,722,400
 Travelers Group, Inc. ..............................................      104,100        6,610,350
                                                                                       ------------
                                                                                         28,512,493
                                                                                       ------------
MACHINERY & EQUIPMENT -- 1.7%
 Caterpillar, Inc. ..................................................       67,000        3,890,188
 Ingersoll Rand Co. .................................................       48,200        2,898,025
 Parker Hannifin Corp. ..............................................       48,200        3,099,863
                                                                                       ------------
                                                                                          9,888,076
                                                                                       ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
 Abbot Laboratories .................................................       66,800        4,003,825
 Johnson & Johnson Co. ..............................................      165,800        9,398,787
 U.S. Surgical Corp. ................................................       77,800        2,562,538
                                                                                       ------------
                                                                                         15,965,150
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
METALS & MINING -- 1.3%
 Phelps Dodge Corp. .................................................       54,800     $  4,407,975
 USX -- U.S. Steel Group, Inc. ......................................       93,800        3,294,725
                                                                                       ------------
                                                                                          7,702,700
                                                                                       ------------
MULTI-INDUSTRY -- 2.3%
 Dover Corp. ........................................................       59,600        4,116,125
 Tyco International Ltd. ............................................      117,500        9,216,406
                                                                                       ------------
                                                                                         13,332,531
                                                                                       ------------
OIL (DOMESTIC) -- 1.8%
 Phillips Petroleum Co. .............................................      110,600        5,260,413
 USX -- Marathon Group ..............................................      170,400        5,548,650
                                                                                       ------------
                                                                                         10,809,063
                                                                                       ------------
OIL (INTERNATIONAL) -- 5.8%
 Chevron Corp. ......................................................      109,100        8,448,431
 Exxon Corp. ........................................................      201,100       12,304,806
 Mobil Corp. ........................................................      102,900        7,485,975
 Royal Dutch Petroleum Co. ..........................................      116,400        5,907,300
                                                                                       ------------
                                                                                         34,146,512
                                                                                       ------------
OIL & GAS -- 1.2%
 Schlumberger, Ltd. .................................................       96,000        7,314,000
                                                                                       ------------
PAPER & FOREST PRODUCTS -- 1.1%
 James River Corp. of Virginia** ....................................      110,500        4,641,000
 Weyerhaeuser Co. ...................................................       36,400        2,102,100
                                                                                       ------------
                                                                                          6,743,100
                                                                                       ------------
PHARMACEUTICALS -- 6.6%
 Bristol-Meyers .....................................................      113,800        8,648,800
 Lilly, (Eli) & Co. .................................................       57,100        5,974,088
 Merck & Co., Inc. ..................................................      142,400       13,074,100
 Schering-Plough Corp. ..............................................      161,700        7,761,600
 Warner-Lambert Co. .................................................       31,300        3,977,056
                                                                                       ------------
                                                                                         39,435,644
                                                                                       ------------
PRINTING & PUBLISHING -- 0.9%
 McGraw-Hill Cos., Inc. .............................................       43,400        2,660,963
 New York Times Co. .................................................       52,700        2,490,075
                                                                                       ------------
                                                                                          5,151,038
                                                                                       ------------
SEMI-CONDUCTORS -- 2.6%
 Applied Materials, Inc.** ..........................................       43,600        4,114,750
 Motorola, Inc. .....................................................      150,300       11,028,262
                                                                                       ------------
                                                                                         15,143,012
                                                                                       ------------
RAILROADS -- 1.0%
 Burlington Northern Santa Fe .......................................       61,700        5,657,119
                                                                                       ------------
RETAIL & MERCHANDISING -- 4.0%
 CUC International, Inc. ............................................      194,100        4,561,350
 Dayton Hudson Corp. ................................................       47,400        2,701,800
 Home Depot, Inc. ...................................................      208,900        9,857,469
 TJX Companies, Inc. ................................................      233,000        6,407,500
                                                                                       ------------
                                                                                         23,528,119
                                                                                       ------------
TELECOMMUNICATIONS -- 2.5%
 3Com Corp.** .......................................................       91,400        4,564,288
 Lucent Technologies, Inc. ..........................................       66,000        5,139,750
 Tellabs, Inc.** ....................................................       86,000        5,133,125
                                                                                       ------------
                                                                                         14,837,163
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
UTILITIES -- GAS -- 0.7%
 Pacific Enterprises ................................................      116,900     $  3,850,394
                                                                                       ------------
UTILITIES -- ELECTRIC -- 2.3%
 FPL Group, Inc. ....................................................      147,300        6,849,450
 GPU, Inc. ..........................................................      200,300        6,735,087
                                                                                       ------------
                                                                                         13,584,537
                                                                                       ------------
UTILITIES -- TELEPHONE -- 5.5%
 Ameritech Corp. ....................................................      110,400        6,920,700
 Bell Atlanta Corp. .................................................      105,522        7,637,126
 BellSouth Corp. ....................................................      176,300        7,757,200
 U.S. WEST Communications Group .....................................      106,000        3,796,125
 WorldCom, Inc.** ...................................................      210,300        6,295,856
                                                                                       ------------
                                                                                         32,407,007
                                                                                       ------------
TOTAL COMMON STOCK (COST $465,960,052) ..............................                   574,147,448
                                                                                       ------------

                                                              MATURITY     PRINCIPAL
                                                   RATE         DATE         AMOUNT
                                                   ----       --------     ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
U.S. Treasury Bill (Cost $995,248).............   5.31%      10/02/97     $1,000,000        995,248
                                                                                       ------------

                                                                          SHARES
                                                                         ---------
SHORT TERM INVESTMENTS -- 3.0%
Temporary Investment Fund (Cost $17,766,052) ........................    17,766,052      17,766,052
                                                                                       ------------
TOTAL INVESTMENTS -- 99.8% (COST $484,721,532)(A).................................      592,908,748
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.....................................          920,282
                                                                                       ------------
NET ASSETS -- 100.0%..............................................................     $593,829,030
                                                                                       ============

---------------

Percentages indicated are based on net assets of $593,829,030.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

              Unrealized appreciation................................   $111,454,572
              Unrealized depreciation................................     (3,267,356)
                                                                        ------------
              Net unrealized appreciation............................   $108,187,216
                                                                        ============

 * Effective Yield.

 ** Non-income producing security.

Schedule of Open Financial Futures Contracts Purchased

                                                                              NET UNREALIZED
EXPIRATION     NUMBER OF                                       CONTRACT        APPRECIATION
   DATE        CONTRACTS            CONTRACTS                    VALUE         OF CONTRACTS
----------     ---------     ------------------------         -----------     --------------
 9/19/97          30         S&P 500 -- September 1997        $13,546,500        $ 49,500
                                                                                 ========

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value (cost $484,721,532)..............  $592,908,748
  Dividend Receivable.................................................     1,014,093
  Interest Receivable.................................................        72,165
  Contribution receivable.............................................     1,439,225
  Variation margin receivable on futures contract.....................        49,500
  Deferred organization costs.........................................        17,313
  Prepaid expenses....................................................        48,594
                                                                        ------------
Total Assets..........................................................   595,549,638
                                                                        ------------
LIABILITIES
  Withdrawal payable..................................................     1,142,882
  Advisory fees payable...............................................       256,754
  Administration fees payable.........................................        25,676
  Audit fees payable..................................................        26,732
  Fund accounting fees and expense payable............................        46,817
  Custodian fees payable..............................................         3,795
  Legal fees payable..................................................        15,914
  Other accrued expenses..............................................       202,038
                                                                        ------------
Total Liabilities.....................................................     1,720,608
                                                                        ------------
NET ASSETS............................................................  $593,829,030
                                                                        ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income......................................................   $ 4,613,845
  Interest income......................................................       429,249
                                                                          -----------
    Total income.......................................................     5,043,094
                                                                          -----------
EXPENSES
  Advisory fees........................................................     1,754,959
  Administration fees..................................................       136,084
  Fund accounting fees and expenses....................................       140,530
  Audit fees...........................................................        12,735
  Custodian fees and expenses..........................................        35,526
  Legal fees...........................................................        22,373
  Trustees' fees.......................................................        12,703
  Amortization of organization costs...................................         6,992
  Other expenses.......................................................         8,063
                                                                          -----------
    Total Expenses.....................................................     2,129,965
  Less: Fee waivers and expense reimbursements.........................      (279,642)
                                                                          -----------
  Total Net Expenses...................................................     1,850,323
                                                                          -----------
Net Investment Income..................................................     3,192,771
                                                                          -----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions........................    34,879,065
  Net change in unrealized appreciation on investments and futures.....    35,352,626
                                                                          -----------
Net realized/unrealized gains on investments and futures...............    70,231,691
                                                                          -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $73,424,462
                                                                          ===========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED
                                                           AUGUST 31,     YEAR ENDED
                                                              1997       FEBRUARY 28,
                                                          (UNAUDITED)        1997
                                                          ------------   ------------
INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................................. $  3,192,771   $  5,845,867
  Net realized gains on investment transactions..........   34,879,065     62,491,398
  Net change in unrealized appreciation on investments...   35,352,626     26,358,970
                                                          ------------   ------------
  Change in net assets resulting from operations.........   73,424,462     94,696,235
                                                          ------------   ------------
Trust Share Transactions:
  Contributions..........................................  100,389,612    176,422,520
  Withdrawals............................................  (56,551,614)   (70,074,459)
                                                          ------------   ------------
Change in net assets from trust share transactions.......   43,837,998    106,348,061
                                                          ------------   ------------
Change in net assets.....................................  117,262,460    201,044,296
NET ASSETS
  Beginning of Period....................................  476,566,570    275,522,274
                                                          ------------   ------------
  End of Period.......................................... $593,829,030   $476,566,570
                                                          ============   ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Blue Chip Portfolio (the "Portfolio") only.

    The investment objective of the Portfolio is long term capital appreciation through investments in blue chip stocks.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, served as the Portfolio's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership serves as the Portfolio's administrator. Effective September 15, 1997, PFPC Inc., wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. The summary of open financial futures contracts at August 31, 1997 is included in the Portfolio's Schedule of Investments which is included elsewhere in this report.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of

America and an Administration Agreement with BISYS.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.75% from March 1, 1997 through June 22, 1997, and 0.50% from June 23, 1997 through August 31, 1997 of the average daily net assets of the Portfolio. For the six months ended August 31, 1997, Bank of America waived $262,519 in fees as Adviser of the Portfolio.

    As Administrator, BISYS assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended August 31, 1997, BISYS waived $17,123 in fees as Administrator of the Portfolio.

    For services provided to all three of the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500.

    For the six months ended August 31, 1997, the Portfolio incurred legal expenses of $22,373, which were earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with BISYS. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the six months ended August 31, 1997, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                 PURCHASES        SALES
                ------------   ------------
Total Common
 Stocks         $230,612,694   $181,509,424

MASTER INVESTMENT TRUST SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Supplementary Data
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------------
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)        1997            1996            1995           1994*
                                        -----------    ------------    ------------    ------------    ------------
Ratio of expenses to average net
 assets...............................       0.75%**         0.62%          0.31%           0.17%           0.27%**
Ratio of net investment income to
 average net assets...................       1.30%**         1.62%          2.16%           2.30%           1.97%**
Ratio of expenses to average net
 assets(a)............................       0.87%**         0.90%          0.90%           0.97%           1.07%**
Ratio of net investment income to
 average net assets(a)................       1.19%**         1.34%          1.57%           1.50%           1.17%**
Portfolio Turnover....................         35%             91%           108%             44%             86%
Average Commission rate paid(b).......    $0.0506        $ 0.0530             --              --              --

---------------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(b) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

* For the period December 6, 1993 (commencement of operations) through February 28, 1994.

**  Annualized.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                       ----------------
                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237
                                                       ----------------

                         [PACIFIC HORIZON FUNDS LOGO]

                      Provident Distributor, Inc., Distributor

     GRW-0069 10/97

                     PACIFIC HORIZON GROWTH & INCOME FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1997




                              Capital Income Fund

                             Asset Allocation Fund




                               Investing For All
                             The Times Of Your Life




                                NOT FDIC INSURED


                   PACIFIC  HORIZON  GROWTH  &  INCOME  FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                   CONTENTS

         .
         .         FUND FACTS                            2-3
         .
         .         UNDERSTANDING YOUR SHAREHOLDER
         .           REPORT                              4-6
         .
         .         ECONOMIC REVIEW FROM THE INVESTMENT
         .           ADVISER                             8-9
         .
         .         PACIFIC HORIZON CAPITAL INCOME FUND
         .           Portfolio of Investments          10-13
         .           Statement of Assets
         .             and Liabilities                    14
         .           Statement of Operations              15
         .           Statements of Changes
         .             in Net Assets                      16
         .
         .         PACIFIC HORIZON ASSET ALLOCATION
         .           FUND
         .           Portfolio of Investments          17-23
         .           Statement of Assets
         .             and Liabilities                    24
         .           Statement of Operations              25
         .           Statements of Changes
         .             in Net Assets                      26
         .
         .         NOTES TO FINANCIAL STATEMENTS       27-34
         .
         .         FINANCIAL HIGHLIGHTS                35-40

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
COMMON STOCK -- 8.3%
CONSUMER STAPLES -- 0.9%
 Colgate-Palmolive Company.........................................         54,000     $  3,388,500
                                                                                       ------------
FINANCE -- 3.1%
 Barnett Banks, Inc. ..............................................         66,000        4,496,250
 Fifth Third Bancorp...............................................         66,000        3,861,000
 Wells Fargo & Co. ................................................         13,000        3,305,250
                                                                                       ------------
                                                                                         11,662,500
                                                                                       ------------
HEALTH CARE -- 4.3%
 American Home Products Corp. .....................................         34,000        2,448,000
 Bristol-Myers Squibb Co. .........................................         44,000        3,344,000
 Schering Plough...................................................         84,000        4,032,000
 Warner Lambert Co. ...............................................         52,000        6,607,250
                                                                                       ------------
                                                                                         16,431,250
                                                                                       ------------
TOTAL COMMON STOCK
 (COST $26,522,196)................................................                      31,482,250
                                                                                       ------------
CONVERTIBLE PREFERRED STOCK -- 28.6%
BASICS -- 4.1%
 AMAX Gold, Inc., Series B, $3.75..................................     40,000,000        2,140,000
 Cyprus AMAX Minerals, $4.00.......................................     19,950,000        1,079,794
 Freeport-Mcmoran, Inc., $1.75.....................................    125,000,000        3,406,250
 International Paper Co., $5.25....................................     85,000,000        4,749,375
 Timet Capital, Trust I, $3.31.....................................     70,000,000        3,990,000
                                                                                       ------------
                                                                                         15,365,419
                                                                                       ------------
CAPITAL GOODS -- 3.6%
 Corning Delaware, $3.00...........................................     40,000,000        3,320,000
 Elsag Bailey Corp., $2.75.........................................    108,000,000        4,941,000
 McDermott, Inc., Series A, $2.20..................................     20,000,000          685,000
 McDermott International, Inc., Series C, 144A, $1.44..............     87,000,000        4,556,625
                                                                                       ------------
                                                                                         13,502,625
                                                                                       ------------
CONSUMER CYCLICALS -- 1.8%
 Kmart Financing, Inc., $3.88......................................     48,875,000        2,880,570
 Owens Corning Capital 144A, $3.25.................................     72,000,000        4,023,000
                                                                                       ------------
                                                                                          6,903,570
                                                                                       ------------
CONSUMER STAPLES -- 2.0%
 Ajl Peps Trust, $1.44.............................................    240,000,000        3,660,000
 Ralston Purina Co., $4.34.........................................    650,000,000        3,871,563
                                                                                       ------------
                                                                                          7,531,563
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
ENERGY -- 2.8%
 MCN Corp., $2.01..................................................    112,500,000     $  3,227,344
 Occidental Petroleum Corp., $3.00.................................     40,000,000        3,605,000
 Unocal Corp., $3.13...............................................     66,960,000        3,875,310
                                                                                       ------------
                                                                                         10,707,654
                                                                                       ------------
FINANCE -- 7.4%
 Ahmanson (H.F.), Series D, $3.00..................................     40,000,000        4,245,000
 American Bankers Insurance Group, Inc., $3.13.....................     58,000,000        4,364,500
 Frontier Insurance Group, Inc., $3.13.............................      5,000,000          406,250
 Frontier Insurance Group, Inc., 144A, $3.13.......................     50,000,000        4,062,500
 Golden State Bancorp, Series A, $2.19.............................     60,000,000        4,200,000
 Penncorp Financial 144A*, $3.50...................................     50,000,000        3,031,250
 Sovereign Bancorp, Series B, $3.13................................     45,000,000        4,241,250
 St. Paul Capital Corp. ...........................................     50,000,000        3,375,000
                                                                                       ------------
                                                                                         27,925,750
                                                                                       ------------
HEALTH CARE -- 1.0%
 Aetna, Inc., Class C, $4.76.......................................     42,000,000        3,696,000
                                                                                       ------------
TECHNOLOGY -- 1.8%
 Loral Space and Communications, 144A*, $3.00......................     46,000,000        2,512,750
 Microsoft Corp., Series A, $2.20..................................     50,000,000        4,350,000
                                                                                       ------------
                                                                                          6,862,750
                                                                                       ------------
TRANSPORTATION -- 0.5%
 CNF Transportation, Inc., $2.50...................................     30,500,000        1,769,000
                                                                                       ------------
UTILITIES -- 3.6%
 Airtouch Communications, Class C, $2.13...........................     60,000,000        3,281,250
 CalEnergy Capital Trust, 144A, $3.13..............................     70,000,000        3,508,750
 Citizens Utilities Trust, $2.50...................................     75,000,000        3,346,875
 Sprint Corp., $2.63...............................................    101,000,000        3,598,125
                                                                                       ------------
                                                                                         13,735,000
                                                                                       ------------
TOTAL CONVERTIBLE PREFERRED STOCK
 (COST $92,503,964)................................................                     107,999,331
                                                                                       ------------

                                                           MATURITY       PRINCIPAL
                                                RATE         DATE          AMOUNT
                                                -----      --------      -----------
CONVERTIBLE BONDS -- 59.2%
BASICS -- 0.4%
 Agnico Eagle Mines Ltd .....................    3.50%     01/27/04      $ 2,000,000         1,577,500
                                                                                          ------------
CAPITAL GOODS -- 3.8%
 Thermo Electron Corp. 144A..................    4.25%     01/01/03        3,300,000         3,951,750
 United Waste Systems, 144A*.................    4.50%     06/01/01        1,900,000         2,804,875
 U.S. Filter Corp ...........................    4.50%     12/15/01        3,500,000         3,920,000
 U.S. Waste Services, Inc ...................    4.00%     02/01/02        3,125,000         3,558,594
                                                                                          ------------
                                                                                            14,235,219
                                                                                          ------------

---------------
See Notes to Financial Statements.

                                                           MATURITY       PRINCIPAL          VALUE
                 DESCRIPTION                    RATE         DATE          AMOUNT           (NOTE 2)
---------------------------------------------   ------     --------      -----------      ------------
CONSUMER CYCLICALS -- 13.7%
 CUC International, Inc. 144A*...............    3.00%     02/15/02      $ 5,000,000      $  5,062,500
 Hilton Hotels...............................    5.00%     05/15/06        2,780,000         3,169,200
 Home Depot, Inc ............................    3.25%     10/01/01        4,100,000         4,786,750
 Magna International, Inc ...................    5.00%     10/15/02        2,800,000         3,521,000
 Marriott International +....................    0.00%     03/25/11        5,700,000         3,591,000
 Nine West Group, Inc. 144A..................    5.50%     07/15/03        4,400,000         4,240,500
 Pep Boys, Inc. +............................    0.00%     09/20/11        6,300,000         3,299,625
 Personnel Group 144A*.......................    5.75%     07/01/04        3,500,000         3,994,375
 Pier 1 Imports, Inc ........................    5.75%     10/01/03        2,160,000         3,269,700
 Protection One Alarm Monitoring.............    6.75%     09/15/03        5,155,000         5,960,469
 Saks Holdings, Inc .........................    5.50%     09/15/06        4,500,000         3,988,125
 Times Mirror Co. 144A* +....................    0.00%     04/15/17        7,200,000         2,790,000
 Tower Automotive, Inc. 144A.................    5.00%     08/01/04        4,000,000         4,305,000
                                                                                          ------------
                                                                                            51,978,244
                                                                                          ------------
CONSUMER STAPLES -- 0.6%
 Boston Chicken, Inc ........................    7.75%     05/01/04        2,710,000         2,330,600
                                                                                          ------------
ENERGY -- 10.3%
 Baker Hughes, Inc. +........................    0.00%     05/05/08        4,100,000         3,423,500
 Diamond Offshore Drilling, Inc .............    3.75%     02/15/07        3,000,000         4,372,500
 Key Energy Group 144A*......................    7.50%     07/01/03        1,600,000         4,298,000
 Nabors Industries, Inc .....................    5.00%     05/15/06        2,000,000         4,025,000
 Parker Drilling Corp .......................    5.50%     08/01/04        3,395,000         3,726,012
 Pennzoil Co ................................    4.75%     10/01/03        2,700,000         3,564,000
 Pride Petroleum Services, Inc ..............    6.25%     02/15/06        1,700,000         4,458,250
 Seacor Holdings, Inc .......................    5.38%     11/15/06          600,000           648,750
 Seacor Holdings, Inc. 144A*.................    5.38%     11/15/06        2,700,000         2,919,375
 Swift Energy Co ............................    6.25%     11/15/06        3,750,000         3,975,000
 Valhi, Inc. +...............................    0.00%     10/20/07        5,900,000         3,562,125
                                                                                          ------------
                                                                                            38,972,512
                                                                                          ------------
FINANCE -- 4.9%
 Berkshire Hathaway, Inc ....................    1.00%     12/02/01        3,200,000         3,544,000
 Nac Re Corp. 144A...........................    5.25%     12/15/02        3,810,000         4,214,812
 Penn Treaty America Corp ...................    6.25%     12/01/03          890,000         1,160,337
 Penn Treaty American Corp ..................    6.25%     12/01/03        3,065,000         3,995,994
 USF & G Corp. +.............................    0.00%     03/03/09        3,500,000         2,397,500
 Westbridge..................................    7.50%     05/01/04        3,285,000         3,001,669
                                                                                          ------------
                                                                                            18,314,312
                                                                                          ------------
HEALTH CARE -- 6.8%
 Alza Corp ..................................    5.00%     05/01/06        2,800,000         2,856,000
 Alza Corp. +................................    0.00%     07/14/14        7,900,000         3,525,375
 Dura Pharmaceuticals, Inc ..................    3.50%     07/15/02        4,200,000         4,089,750
 NCS Healthcare, Inc. 144A...................    5.75%     08/15/04        4,010,000         4,070,150
 Phycor, Inc ................................    4.50%     02/15/03        3,000,000         3,000,000
 Roche Holdings, Inc. Notes 144A +...........    0.00%     04/20/10        3,000,000         1,455,000
 Roche Holdings, Inc. Notes 144A +...........    0.00%     05/06/12        8,000,000         3,400,000
 Tenet Healthcare Corp ......................    6.00%     12/01/05        2,800,000         3,360,000
                                                                                          ------------
                                                                                            25,756,275
                                                                                          ------------

---------------
See Notes to Financial Statements.

                                                           MATURITY       PRINCIPAL          VALUE
                 DESCRIPTION                    RATE         DATE          AMOUNT           (NOTE 2)
---------------------------------------------   -----      --------      -----------      ------------
HEALTHCARE SERVICES -- 4.3%
 Alternative Living..........................    7.00%     06/01/04      $ 3,655,000      $  4,609,869
 Arv Assisted Living.........................    6.75%     04/01/06        4,765,000         4,282,544
 FPA Medical Management 144A*................    6.50%     12/15/01        3,650,000         4,799,750
 Sunrise Assisted Living Inc ................    5.50%     06/15/02        2,430,000         2,651,737
                                                                                          ------------
                                                                                            16,343,900
                                                                                          ------------
TECHNOLOGY -- 12.2%
 Adaptec, Inc. 144A*.........................    4.75%     02/01/04        3,275,000         3,835,844
 Adaptec, Inc ...............................    4.75%     02/01/04          500,000           585,625
 Analog Devices, Inc ........................    3.50%     12/01/00        2,100,000         3,449,250
 Atmel Corp .................................    3.25%     06/01/02        3,600,000         4,374,000
 EMC Corp. 144A*.............................    3.25%     03/15/02        3,000,000         3,885,000
 Itron, Inc. 144A*...........................    6.75%     03/31/04        3,000,000         3,641,250
 Motorola +..................................    0.00%     09/27/13        3,350,000         2,881,000
 Park Electrochemical Corp ..................    5.50%     03/01/06        3,900,000         3,705,000
 Photronics Inc .............................    6.00%     06/01/04        2,600,000         3,344,250
 Reptron Electronics, Inc ...................    6.75%     08/01/04        4,000,000         4,205,000
 S3, Inc ....................................    5.75%     10/01/03        4,080,000         4,345,200
 Solectron Corp. 144A........................    6.00%     03/01/06        3,000,000         4,215,000
 Xilinx, Inc ................................    5.25%     11/01/02        3,000,000         3,506,250
                                                                                          ------------
                                                                                            45,972,669
                                                                                          ------------
UTILITIES -- 1.4%
 Carematrix Corp. 144A.......................    6.25%     08/15/04        4,200,000         3,948,000
 Corestaff Inc ..............................    2.94%     08/15/04        1,600,000         1,434,000
                                                                                          ------------
                                                                                             5,382,000
                                                                                          ------------
TRANSPORTATION -- 0.8%
 Alaska Air Group, Inc ......................    6.88%     06/15/14        2,800,000         2,845,500
                                                                                          ------------
TOTAL CONVERTIBLE BONDS
 (COST $196,913,672).........................                                              223,708,731
                                                                                          ------------
TOTAL INVESTMENTS -- 96.1%
 (COST $315,939,832) (A).....................                                              363,190,312
OTHER ASSETS IN EXCESS OF LIABILITIES --
 3.9%........................................                                               14,833,610
                                                                                          ------------
NET ASSETS -- 100.0%.........................                                             $378,023,922
                                                                                          ============

---------------

Percentages indicated are based on net assets of $378,023,922.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.................................   $52,104,075
            Unrealized depreciation.................................    (4,853,595)
                                                                       -----------
            Net unrealized appreciation.............................   $47,250,480
                                                                       ===========

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 13.2% of net assets.

+ Zero Coupon Bond.
* 144A Security registration under the Securities Act of 1933 will occur for this security upon sale of this security.

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investments in securities, at value (cost $315,939,832)..........................   $363,190,312
 Cash.............................................................................      7,458,234
 Interest and dividends receivable................................................      2,819,875
 Receivable for capital shares sold...............................................      1,164,251
 Receivable for investment securities sold........................................      4,286,155
 Prepaid expenses.................................................................         12,668
                                                                                     ------------
Total Assets......................................................................    378,931,495
                                                                                     ------------
LIABILITIES:
 Payable for capital shares redeemed..............................................        462,089
 Investment advisory fees payable.................................................        144,060
 Administration fees payable......................................................         64,027
 Shareholder service fees payable (A and K Shares)................................         80,033
 12b-1 fees payable (K Shares)....................................................            725
 Transfer agent fees payable......................................................        126,164
 Legal fees payable...............................................................          7,684
 Other accrued expenses...........................................................         22,791
                                                                                     ------------
Total Liabilities.................................................................        907,573
                                                                                     ------------
NET ASSETS........................................................................   $378,023,922
                                                                                     ============
Net Assets:
 A Shares.........................................................................   $376,236,520
 K Shares.........................................................................      1,787,402
                                                                                     ------------
Total.............................................................................   $378,023,922
                                                                                     ============
Shares Outstanding ($0.001 par value, 200 million shares authorized):
 A Shares.........................................................................     20,026,289
 K Shares.........................................................................         95,574
                                                                                     ------------
Total.............................................................................     20,121,863
                                                                                     ============
NET ASSET VALUE
 A Shares -- redemption price per share...........................................   $      18.79
                                                                                     ============
 Maximum Sales Charge (A Shares)..................................................           4.50%
 Maximum Offering Price per share (A Shares) (Net Asset Value of A Shares /
   (100%-Maximum Sales Charge))...................................................   $      19.68
                                                                                     ============
 K Shares -- offering and redemption price per share..............................   $      18.70
                                                                                     ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par...................................................   $     20,122
 Additional paid-in capital.......................................................    306,612,834
 Accumulated undistributed net investment income..................................      2,125,005
 Accumulated net realized gains on investment transactions........................     22,015,481
 Net unrealized appreciation on investments.......................................     47,250,480
                                                                                     ------------
NET ASSETS, AUGUST 31, 1997.......................................................   $378,023,922
                                                                                     ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends...........................................................    $ 3,464,839
  Interest............................................................      4,293,329
                                                                          -----------
Total Income..........................................................      7,758,168
                                                                          -----------
EXPENSES:
  Investment advisory fees............................................        767,541
  Administration fees.................................................        341,131
  Shareholder service fees (A Shares).................................        424,670
  Shareholder service fees (K Shares).................................          1,740
  12b-1 fees (K Shares)...............................................          5,220
  Transfer Agent fees.................................................        231,892
  Legal fees..........................................................         13,056
  Other expenses......................................................        135,982
                                                                          -----------
    Total Expenses....................................................      1,921,232
Less: Fee waivers.....................................................         (1,740)
                                                                          -----------
Total Net Expenses....................................................      1,919,492
                                                                          -----------
NET INVESTMENT INCOME.................................................      5,838,676
                                                                          -----------
NET REALIZED / UNREALIZED GAINS ON INVESTMENTS:
  Net realized gain on investment transactions........................     22,053,383
  Net change in unrealized appreciation on............................     27,661,794
                                                                          -----------
Net realized / unrealized gains on investments........................     49,715,177
                                                                          -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................    $55,553,853
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                           ENDED
                                                         AUGUST 31,     YEAR ENDED
                                                            1997       FEBRUARY 28,
                                                        (UNAUDITED)        1997
                                                        ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)......................... $  5,838,676   $  9,227,095
  Net realized gains on investment transactions........   22,053,383     48,284,940
  Net change in unrealized appreciation on
    investments........................................   27,661,794    (10,670,170)
                                                        ------------   ------------
  Change in net assets resulting from operations.......   55,553,853     46,841,865
                                                        ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares...........................................   (5,590,401)    (9,043,759)
    K Shares...........................................      (20,700)        (2,046) (a)
  Net realized gains from investment transactions:
    A Shares...........................................  (22,013,760)   (22,450,057)
    K Shares...........................................      (92,640)       (15,970) (a)
                                                        ------------   ------------
Change in net assets from shareholder distributions....  (27,717,501)   (31,511,832)
                                                        ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..........................   49,457,279     76,079,488
  Dividends reinvested.................................   25,978,116     30,042,288
  Cost of shares redeemed..............................  (35,608,285)   (57,837,148)
                                                        ------------   ------------
Change in net assets from capital share transactions...   39,827,110     48,284,628
                                                        ------------   ------------
Change in net assets...................................   67,663,462     63,614,661
NET ASSETS
  Beginning of Period..................................  310,360,460    246,745,799
                                                        ------------   ------------
  End of Period (including undistributed net investment
    income of $2,125,005 and $1,897,430,
    respectively.)..................................... $378,023,922   $310,360,460
                                                        ============   ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
COMMON STOCKS -- 57.5%
AEROSPACE/AIRLINES -- 0.9%
 AMR Corporation**.................................................          4,800     $    483,600
 Boeing Co.........................................................         29,700        1,616,794
                                                                                       ------------
                                                                                          2,100,394
                                                                                       ------------
ALUMINUM -- 0.3%
 Aluminum Company of America.......................................          7,500          616,875
                                                                                       ------------
AUTOMOBILES -- 0.8%
 Ford Motor Co. ...................................................         20,900          898,700
 General Motors Corp. .............................................         16,600        1,041,650
                                                                                       ------------
                                                                                          1,940,350
                                                                                       ------------
BANKS -- 3.8%
 Banc One Corp. ...................................................         45,400        2,434,575
 Chase Manhattan Corp. ............................................         16,900        1,879,069
 Citicorp..........................................................         14,300        1,825,037
 U.S.Bancorp.......................................................         10,192          892,437
 Wells Fargo & Co. ................................................          6,400        1,627,200
                                                                                       ------------
                                                                                          8,658,318
                                                                                       ------------
BEVERAGES -- 1.0%
 Coca-Cola Co. ....................................................         39,600        2,269,575
                                                                                       ------------
BUILDING MATERIALS -- 0.3%
 Masco Corp .......................................................         15,700          697,669
                                                                                       ------------
CHEMICALS -- 1.6%
 E.I. Du Pont De Nemours & Co. ....................................         20,200        1,258,712
 Monsanto Corp. ...................................................         34,700        1,524,631
 Praxair, Inc. ....................................................         15,800          844,312
                                                                                       ------------
                                                                                          3,627,655
                                                                                       ------------
COMPUTER SOFTWARE/HARDWARE -- 3.0%
 IBM...............................................................         13,800        1,392,075
 Microsoft Corp. ..................................................         31,400        4,150,688
 Seagate Technology, Inc.**........................................         34,700        1,325,106
                                                                                       ------------
                                                                                          6,867,869
                                                                                       ------------
CONTAINERS & PACKAGING -- 0.2%
 Bemis Co., Inc. ..................................................          9,300          408,619
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
COSMETICS/HOUSEHOLD PRODUCTS -- 2.1%
 Colgate-Palmolive Co. ............................................          7,600     $    476,900
 Gillette Co. .....................................................         16,000        1,325,000
 Newell Co. .......................................................         19,600          771,750
 Procter & Gamble Co. .............................................         16,000        2,129,000
                                                                                       ------------
                                                                                          4,702,650
                                                                                       ------------
ELECTRONIC PRODUCTS -- 2.2%
 General Electric Co. .............................................         79,200        4,950,000
                                                                                       ------------
ELECTRONIC SEMICONDUCTORS -- 2.6%
 Intel Corp. ......................................................         49,400        4,550,975
 National Semiconductor Corp.**....................................         41,900        1,435,075
                                                                                       ------------
                                                                                          5,986,050
                                                                                       ------------
FINANCIAL SERVICES -- 4.4%
 American Express..................................................         25,700        1,998,175
 First Data Corp. .................................................         57,500        2,361,094
 Household International, Inc. ....................................         23,900        2,651,406
 Morgan Stanley Group, Inc. .......................................         63,600        3,060,750
                                                                                       ------------
                                                                                         10,071,425
                                                                                       ------------
FOOD -- 2.1%
 Archer Daniels Midland Co.........................................         40,845          883,273
 Kellogg Co. ......................................................         19,600          877,100
 Pioneer Hi-Bred International, Inc. ..............................          8,900          762,619
 Ralston Purina Group..............................................          9,800          882,000
 Sara Lee Corp. ...................................................         20,300          817,075
 W.M. Wrigley Jr., Co. ............................................          7,400          536,500
                                                                                       ------------
                                                                                          4,758,567
                                                                                       ------------
GAS UTILITIES -- 0.8%
 Columbia Gas System, Inc. ........................................         27,400        1,808,400
                                                                                       ------------
HOSPITAL CARE -- 0.7%
 Abbott Laboratories...............................................          8,800          527,450
 Becton Dickinson & Co. ...........................................         11,500          551,281
 Johnson & Johnson Co. ............................................          8,600          487,512
                                                                                       ------------
                                                                                          1,566,243
                                                                                       ------------
HOTELS & MOTELS -- 0.8%
 HFS, Inc.**.......................................................         24,200        1,347,637
 ITT Corp.**.......................................................          8,200          515,062
                                                                                       ------------
                                                                                          1,862,699
                                                                                       ------------
INSURANCE-PROPERTY & CASUALTY -- 1.0%
 American International Group, Inc.................................          6,900          651,187
 Chubb Corp. ......................................................         23,800        1,591,625
                                                                                       ------------
                                                                                          2,242,812
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
LEISURE -- 0.7%
 Disney (Walt) Co..................................................         12,400     $    952,475
 Hilton Hotels Corp. ..............................................         10,700          328,356
 Mattel, Inc. .....................................................          9,300          310,969
                                                                                       ------------
                                                                                          1,591,800
                                                                                       ------------
MANUFACTURING-MACHINERY -- 1.2%
 General Signal Corp. .............................................         29,400        1,275,225
 Illinois Tool Works, Inc. ........................................         29,300        1,417,387
                                                                                       ------------
                                                                                          2,692,612
                                                                                       ------------
MEDIA -- 0.9%
 ACNielsen Corp.**.................................................              1               23
 Gannett, Inc. ....................................................          3,200          311,800
 McGraw Hill Companies.............................................          5,900          361,744
 Time Warner, Inc. ................................................         13,000          669,500
 Tribune Co. ......................................................         13,000          642,687
                                                                                       ------------
                                                                                          1,985,754
                                                                                       ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
 Boston Scientific Corp.**.........................................          3,700          260,850
 Guidant Corp. ....................................................          8,700          763,969
 U.S. Surgical Corp. ..............................................         18,600          612,637
                                                                                       ------------
                                                                                          1,637,456
                                                                                       ------------
MULTI-INDUSTRY -- 2.1%
 Corning Glass, Inc................................................         18,200          962,325
 Tenneco, Inc.**...................................................         30,200        1,466,587
 Tyco International Ltd. ..........................................         29,500        2,313,906
                                                                                       ------------
                                                                                          4,742,818
                                                                                       ------------
NATURAL ENERGY -- 1.0%
 Coastal Corp. ....................................................         17,100          987,525
 Consolidated Natural Gas Co. .....................................         22,000        1,299,375
                                                                                       ------------
                                                                                          2,286,900
                                                                                       ------------
OIL DOMESTIC & CRUDE -- 0.5%
 Pennzoil Co.......................................................         14,300        1,103,781
                                                                                       ------------
OIL INTERNATIONAL -- 2.9%
 Chevron Corp. ....................................................         10,500          813,094
 Exxon Corp. ......................................................         33,500        2,049,781
 Mobil Corp. ......................................................         15,800        1,149,450
 Texaco, Inc. .....................................................          7,700          887,425
 Williams Cos., Inc. ..............................................         22,600        1,052,312
 USX Marathon Corp. ...............................................         20,600          670,788
                                                                                       ------------
                                                                                          6,622,850
                                                                                       ------------
OIL SERVICE -- 0.9%
 Halliburton Co. ..................................................         21,800        1,040,950
 Schlumberger, Ltd. ...............................................         11,800          899,012
                                                                                       ------------
                                                                                          1,939,962
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
PAPER PRODUCTS -- 1.9%
 Champion International Corp. .....................................         10,900     $    645,144
 Ikon Office Solutions, Inc. ......................................         51,100        1,328,600
 International Paper Co. +.........................................         16,200          854,550
 Kimberly-Clark Corp. .............................................         15,100          716,306
 Mead Corp. .......................................................         11,200          794,500
                                                                                       ------------
                                                                                          4,339,100
                                                                                       ------------
PHARMACEUTICALS -- 5.8%
 American Home Products Corp.......................................         22,800        1,641,600
 Amgen, Inc.**.....................................................         10,800          535,275
 Bristol-Meyers Squibb Co. ........................................         31,200        2,371,200
 Lilly, (Eli) & Co. ...............................................         14,700        1,537,987
 Medtronic, Inc. ..................................................          8,800          795,300
 Merck & Co., Inc. ................................................         26,300        2,414,669
 Pfizer, Inc. .....................................................         32,600        1,805,225
 Schering-Plough Corp. ............................................         17,800          854,400
 Warner Lambert Co. ...............................................          9,100        1,156,269
                                                                                       ------------
                                                                                         13,111,925
                                                                                       ------------
PHOTOGRAPHY -- 0.2%
 Eastman Kodak Co. ................................................          5,900          385,713
                                                                                       ------------
RAILROADS -- 0.7%
 Burlington Northern Santa Fe......................................          6,200          568,463
 Caliber Systems, Inc. ............................................         14,500          605,375
 Union Pacific Corp. ..............................................          6,500          422,094
                                                                                       ------------
                                                                                          1,595,932
                                                                                       ------------
RESTAURANTS -- 0.4%
 McDonald's Corp. .................................................         18,000          851,625
                                                                                       ------------
RETAIL -- 2.2%
 CVS Corp. ........................................................         18,000        1,014,750
 Home Depot, Inc. .................................................         22,500        1,061,719
 Nordstrom, Inc. ..................................................         16,300          953,550
 Wal-Mart Stores, Inc. ............................................         54,800        1,945,400
                                                                                       ------------
                                                                                          4,975,419
                                                                                       ------------
RETAIL-MANUFACTURING -- 0.4%
 Costco Companies, Inc.............................................         23,500          847,469
                                                                                       ------------
TELECOMMUNICATIONS -- 2.7%
 3 Com Corp. **....................................................         33,000        1,647,937
 Cisco Systems, Inc.**.............................................         31,700        2,389,388
 Motorola, Inc. ...................................................         29,400        2,157,225
                                                                                       ------------
                                                                                          6,194,550
                                                                                       ------------
TELEPHONE -- 2.6%
 Bell Atlantic Corp. ..............................................         13,440          972,720
 GTE Corp. ........................................................         31,800        1,417,088
 MCI Communications Corp. .........................................         46,200        1,316,700
 WorldCom, Inc.**..................................................         74,000        2,215,375
                                                                                       ------------
                                                                                          5,921,883
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
TOBACCO -- 1.1%
 Philip Morris Cos., Inc. .........................................         57,350     $  2,501,894
                                                                                       ------------
TOTAL COMMON STOCK
 (COST $101,837,099)...............................................                     130,465,613
                                                                                       ------------

                                      RATINGS
                                    S&P/MOODY'S                MATURITY     PRINCIPAL         VALUE
           DESCRIPTION              (UNAUDITED)     RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------   ------------    -----      --------     ----------     ------------
CORPORATE OBLIGATIONS -- 13.9%

CORPORATE BONDS -- 10.4%
 AESOP Funding II Series 1997-1,
   Class A1......................     AAA/Aaa        6.22%     10/20/01     $1,000,000     $    998,907
 Citibank Credit Card Master
   Trust, ZCB....................     AAA/Aaa        0.00%     02/07/03      3,500,000        2,782,509
 Citibank Credit Card Master
   Trust I, ZCB..................      NR/Aaa        0.00%     08/15/06      2,000,000        1,247,730
 Finova Capital Corp.............     A-/Baa1        6.63%     09/15/01      3,500,000        3,482,500
 First Union Corp................      A-/A2         6.55%     10/15/05      3,600,000        3,532,500
 Ford Motor Credit Co............      A+/A1         5.75%     01/25/01      2,500,000        2,443,750
 General Motors Acceptance
   Corp..........................      A-/A3         7.13%     05/01/01      2,000,000        2,032,500
 General Motors Acceptance
   Corp..........................      A-/A3         6.88%     07/15/01      2,000,000        2,017,500
 Sears Roebuck Acceptance Corp...      A-/A2         7.00%     06/15/07      1,500,000        1,501,875
 The Money Storetrust 1996-B.....     AAA/Aaa        7.38%     05/15/17      3,500,000        3,567,276
                                                                                           ------------
                                                                                             23,607,047
                                                                                           ------------
MEDIUM TERM NOTES -- 3.5%
 Bear Stearns....................       A2/A         6.50%     07/05/00      1,500,000        1,501,875
 Chrysler Financial Corp.........      A3/A-         5.63%     02/16/01      2,500,000        2,428,125
 Fuji Bank.......................      A3/NR         7.30%     03/29/49      1,500,000        1,509,109
 PaineWebber Group...............    BBB+/Baa1       7.02%     02/10/04      2,500,000        2,484,375
                                                                                           ------------
                                                                                              7,923,484
                                                                                           ------------
TOTAL CORPORATE OBLIGATIONS
 (COST $31,295,447)..............                                                            31,530,531
                                                                                           ------------

U.S. GOVERNMENT OBLIGATIONS -- 8.6%

U.S. TREASURY BONDS -- 5.5%
 U.S. Treasury Bond..............                   10.38%*    11/15/12      6,100,000        7,816,783
 U.S. Treasury Bond..............                    8.13%*    08/15/21      4,000,000        4,672,520
                                                                                           ------------
                                                                                             12,489,303
                                                                                           ------------
U.S. TREASURY NOTES -- 3.1%
 U.S. Treasury Note..............                    6.25%*    02/15/07      7,100,000        7,015,580
                                                                                           ------------
 TOTAL U.S. GOVERNMENT
   OBLIGATIONS
   (COST $19,321,287)............                                                            19,504,883
                                                                                           ------------

---------------
See Notes to Financial Statements.

                                                                   MATURITY     PRINCIPAL         VALUE
           DESCRIPTION                                  RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------                       -----      --------     ----------     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
 Federal Home Loan Mortgage
   Corporation Pool #G10304......                        6.50%     04/01/09     $  778,164     $    771,112
 Federal Home Loan Mortgage
   Corporation Pool #E60891......                        6.50%     07/01/10      2,842,654        2,816,893
 Federal Home Loan Mortgage
   Corporation Pool #297505......                        8.00%     06/01/17         11,936           12,424
 Federal Home Loan Mortgage
   Corporation Pool #533301......                       10.50%     04/01/19         24,584           27,142
 Federal Home Loan Mortgage
   Corporation Pool #544066......                        8.00%     12/01/19          9,614            9,971
 FNCL Pool #325602...............                        6.50%     10/01/10        496,238          491,430
 FNCL Pool #313349...............                       10.00%     01/01/27      1,276,365        1,390,042
 Federal National Mortgage
   Association Pool #1997-M5
   Cl-C..........................                        6.74%     08/25/07      2,000,000        2,009,373
 Federal National Mortgage
   Association Pool #251116......                        8.00%     07/27/27      7,370,200        7,568,274
 Government National Mortgage
   Association Pool #146301......                       10.00%     02/15/16         81,890           90,206
 GNSF Pool #278853...............                        9.00%     11/15/19        304,237          328,006
 GNSF Pool #276635...............                        9.00%     12/15/19        233,202          251,421
 GNSF Pool #780330...............                        9.00%     12/15/19      1,216,634        1,305,600
 GNSF Pool #283578...............                        8.00%     01/15/20         75,287           78,440
 GNSF Pool #231236...............                        9.00%     01/15/20        234,199          252,496
 GNSF Pool #258039...............                        9.00%     01/15/20        225,154          242,744
 GNSF Pool #234214...............                        8.00%     03/15/20         99,003          103,149
 GNSF Pool #318567...............                        8.00%     01/15/22         14,342           14,861
 GNSF Pool #317257...............                        8.00%     02/15/22         13,551           14,029
 GNSF Pool #312656...............                        8.00%     02/15/22        436,628          452,183
 GNSF Pool #316108...............                        8.00%     03/15/22        444,327          460,017
 GNSF Pool #316859...............                        8.00%     03/15/22        728,299          753,790
 GNSF Pool #311456...............                        8.00%     04/15/22        495,950          513,153
 GNSF Pool #321799...............                        8.00%     04/15/22        381,408          394,639
 GNSF Pool #323085...............                        8.00%     05/15/22        860,319          890,162
 GNSF Pool #373336...............                        7.50%     05/15/22        659,662          668,938
 GNSF Pool #350519...............                        7.00%     06/15/23         17,605           17,490
 GNSF Pool #373346...............                        7.50%     06/15/22        760,065          770,754
 GNSF Pool #388995...............                        7.50%     07/15/22        826,999          838,629
 GNSF Pool #389002...............                        7.50%     08/15/22        620,592          629,319
 GNSF Pool #342065...............                        8.00%     11/15/22        301,841          311,933
 GNSF Pool #295283...............                        7.50%     11/15/22        882,581          895,268
 GNSF Pool #780227...............                        8.00%     12/15/22        180,925          186,692
 GNSF Pool #326465...............                        7.00%     11/15/23      1,013,059        1,006,411
 GNSF Pool #369671...............                        7.00%     12/15/23      2,132,316        2,118,322
 GNSF Pool #371045...............                        8.00%     02/15/24        261,217          269,869
 FGLMC Pool #D66935..............                        7.50%     01/01/26        357,923          362,061
 FGLMC Pool #D66969..............                        7.50%     01/01/26        813,508          823,931
 FGLMC Pool #D68671..............                        7.50%     02/01/26        551,507          557,884
 FGLMC Pool #D70402..............                        7.50%     03/01/26         96,822           98,093
 FGLMC Pool #D69671..............                        7.50%     03/01/26         30,348           30,728
 FGLMC Pool #D69839..............                        7.50%     04/01/26        458,268          463,996
 FGLMC Pool #D69930..............                        7.50%     04/01/26        438,241          443,719
 FGLMC Pool #D70086..............                        7.50%     04/01/26        510,248          516,626
 FGLMC Pool #D71116..............                        7.50%     05/01/26         96,875           98,086
 FGLMC Pool #D71404..............                        7.50%     05/01/26      1,257,210        1,272,925
                                                                                               ------------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
 (COST $33,369,770)..............                                                                33,623,231
                                                                                               ------------

---------------
See Notes to Financial Statements.

                                                                   MATURITY     PRINCIPAL         VALUE
           DESCRIPTION                                  RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------                       ------     --------     ----------     ------------
CERTIFICATES OF DEPOSIT -- 3.2%
 BHP Finance +...................                        6.42%     03/01/26     $4,000,000     $  3,955,000
 National Westminster Bank,
   PLC...........................                        9.45%     05/01/01      3,000,000        3,277,500
TOTAL CERTIFICATES OF DEPOSIT
 (COST $7,116,612)...............                                                                 7,232,500

                                                                         SHARES
                                                                       -----------
TEMPORARY INVESTMENTS -- 1.7%
 Temporary Investment Cash Fund....................................      1,938,051        1,938,051
 Temporary Investment Fund.........................................      1,938,051        1,938,051
                                                                                       ------------
TOTAL TEMPORARY INVESTMENTS
 (COST $3,876,102).................................................                       3,876,102
                                                                                       ------------
TOTAL INVESTMENTS -- 99.7%
 (COST $196,816,317)(A)............................................                     226,232,860

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%......................                         764,984
                                                                                       ------------
NET ASSETS -- 100.0%...............................................                    $226,997,844
                                                                                       ============

---------------

Percentages indicated are based on net assets of $226,997,844.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.................................   $31,246,990
            Unrealized depreciation.................................    (1,830,447)
                                                                       -----------
            Net unrealized appreciation.............................   $29,416,543
                                                                       ===========

(ZCB) -- Zero Coupon Bond.
 * Effective Yield.
** Non-income producing security.
 + Foreign Issuer.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $196,816,317)..........................    $226,232,860
 Interest and dividends receivable...............................................       1,361,543
 Receivable for capital shares sold..............................................         262,062
 Receivable for investment securities sold.......................................       4,233,696
 Deferred organization costs.....................................................             946
 Prepaid expenses................................................................           6,360
                                                                                     ------------
Total Assets.....................................................................     232,097,467
                                                                                     ------------
LIABILITIES:
 Payable for capital shares redeemed.............................................         146,130
 Payable for investment securities purchased.....................................       4,603,405
 Investment advisory fees payable................................................          72,161
 Administration fees payable.....................................................          58,997
 Shareholder service fees payable (A and K Shares)...............................          78,922
 12b-1 fees payable (K Shares)...................................................             374
 Transfer agent fees payable.....................................................          17,811
 Other accrued expenses..........................................................         121,823
                                                                                     ------------
Total Liabilities................................................................       5,099,623
                                                                                     ------------
NET ASSETS.......................................................................    $226,997,844
                                                                                     ============
Net Assets:
 A Shares........................................................................    $ 40,862,581
 K Shares........................................................................         866,502
 SRF Shares......................................................................     185,268,761
                                                                                     ------------
Total............................................................................    $226,997,844
                                                                                     ============
Shares Outstanding ($0.001 par value, 400 million shares authorized):
 A Shares........................................................................       2,015,318
 K Shares........................................................................          42,765
 SRF Shares......................................................................      11,598,114
                                                                                     ------------
Total............................................................................      13,656,197
                                                                                     ============
NET ASSET VALUE
 A Shares -- redemption price per share..........................................    $      20.28
                                                                                     ============
 Maximum Sales Charge (A Shares).................................................           4.50%
 Maximum Offering Price (A Shares) (Net Asset Value of A Shares / (100%-Maximum
   Sales Charge))................................................................    $      21.24
                                                                                     ============
 K Shares -- offering and redemption price per share.............................    $      20.26
                                                                                     ============
 SRF Shares -- offering and redemption price per share...........................    $      15.97
                                                                                     ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par..................................................    $     13,656
 Additional paid-in capital......................................................     191,213,624
 Distributions in excess of net investment income................................        (303,679)
 Accumulated net realized gains on investment transactions.......................       6,657,700
 Net unrealized appreciation on investments......................................      29,416,543
                                                                                     ------------
NET ASSETS, AUGUST 31, 1997......................................................    $226,997,844
                                                                                     ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income from Master Investment Trust, Series I -- Asset Allocation
 Portfolio (a):
 Interest income.................................................................    $    339,911
 Dividend income.................................................................          98,956
                                                                                     ------------
                                                                                          438,867
                                                                                     ------------
 Expenses........................................................................          30,161
 Less: Fee waivers and expense reimbursements....................................          (2,355)
                                                                                     ------------
                                                                                           27,806
                                                                                     ------------
Net Investment Income from Master Investment Trust,
 Series I -- Asset Allocation Portfolio..........................................         411,061
 Interest income.................................................................       1,268,273
 Dividend income.................................................................         360,455
                                                                                     ------------
Total Income.....................................................................       2,039,789
                                                                                     ------------

EXPENSES:
 Advisory fees...................................................................         176,810
 Administration fees.............................................................          84,875
 Administrative and Shareholder service fees (K Shares)..........................           1,027
 Shareholder service fees (A Shares).............................................          48,020
 Shareholder service fees (SRF Shares)...........................................          90,661
 12b-1 fees (K Shares)...........................................................           2,059
 Accounting fees.................................................................          28,692
 Custodian fees..................................................................           2,774
 Transfer Agent fees.............................................................          39,410
 Registration fees...............................................................          22,960
 Reports to shareholders.........................................................          29,778
 Amortization of organization costs..............................................          12,880
 Audit fees......................................................................           8,172
 Legal fees......................................................................           1,086
 Directors' fees.................................................................           1,260
 Other expenses..................................................................           2,900
                                                                                     ------------
   Total Expenses................................................................         553,364
Less: Fee waivers and expense reimbursements.....................................         (17,925)
                                                                                     ------------
 Total Net Expenses..............................................................         535,439
                                                                                     ------------
NET INVESTMENT INCOME............................................................       1,504,350
                                                                                     ------------
REALIZED / UNREALIZED GAINS ON INVESTMENTS (A):
 Net realized gains on investment transactions...................................       9,506,400
 Net change in unrealized appreciation on investments............................      26,567,078
                                                                                     ------------
Net realized / unrealized gains on investments...................................      36,073,478
                                                                                     ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................    $ 37,577,828
                                                                                     ============

---------------

(a) On June 23, 1997, the Asset Allocation Fund withdrew its investment in the Master Investment Trust, Series I and invested directly in investment securities.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                  ENDED
                                                                AUGUST 31,     YEAR ENDED
                                                                   1997       FEBRUARY 28,
                                                               (UNAUDITED)        1997
                                                               ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.......................................  $  1,504,350    $  712,729
 Net realized gain on investment transactions................     9,506,400     2,440,559
 Net change in unrealized appreciation on investments........    26,567,078     1,517,990
                                                               ------------    ----------
 Change in net assets resulting from operations..............    37,577,828     4,671,278
                                                               ------------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   A Shares..................................................      (418,386)     (682,373)
   K Shares..................................................        (7,432)       (3,691)(a)
   SRF Shares (b)............................................    (1,519,657)           --
 Net realized gains from investment transactions
   A Shares..................................................    (1,684,638)     (998,763)
   K Shares..................................................       (38,229)      (15,739)(a)
   SRF Shares (b)............................................    (2,845,904)           --
                                                               ------------    ----------
Change in net assets from shareholder distributions..........    (6,514,246)   (1,700,566)
                                                               ------------    ----------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued.................................   167,089,824    15,869,326
 Dividends reinvested........................................     2,046,050     1,651,877
 Cost of shares redeemed.....................................    (8,787,396)   (7,260,804)
                                                               ------------    ----------
Change in net assets from capital share transactions.........   160,348,478    10,260,399
                                                               ------------    ----------
Change in net assets.........................................   191,412,060    13,231,111
NET ASSETS
 Beginning of Period.........................................    35,585,784    22,354,673
                                                               ------------    ----------
 End of Period (including distributions in excess of $303,679 and undistributed net investment income of $137,447,
   respectively.)............................................  $226,997,844   $35,585,784
                                                               ============   ===========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) On June 23, 1997, Asset Allocation Fund of the Seafirst Retirement Funds withdrew its investment in Master Investment Trust, Series I and merged its assets with the Asset Allocation Fund creating a new class of SRF Shares on that date.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Capital Income Fund (the "Capital Income Fund") and Pacific Horizon Asset Allocation Fund (the "Asset Allocation Fund"), collectively the "Funds" individually the "Fund". The Funds offer A Shares and effective July 22, 1996, began offering K Shares. On June 23, 1997, the Seafirst Asset Allocation Fund merged into the Pacific Horizon Asset Allocation Fund and the Pacific Horizon Asset Allocation began offering SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan while K Shares have a Distribution Plan and Administrative and Shareholder Services Plan.

    The Capital Income Fund seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk. The Asset Allocation Fund seeks to obtain long term growth from Capital Appreciation, dividend and interest income. The Asset Allocation Fund seeks to achieve its objective by actively allocating investments among the three major asset categories, Bonds, equity securities and cash equivalents.

    Prior to June 23, 1997, the Asset Allocation Fund sought to achieve its investment objective by investing substantially all of its assets in the Asset Allocation Portfolio of the Trust, which had the same investment objective as that of the Fund. Effective June 23, 1997, the Fund withdrew its investment in the Asset Allocation Portfolio and began investing its assets directly in securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Funds' investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS served as the distributor of the Funds' shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS served as transfer agent and dividend disbursing agent of the Funds through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and

Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc.("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those of estimates.

PORTFOLIO VALUATIONS:

    The Funds value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of the valuation. Bid price is used when no ask price is available. The Fund may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    Prior to June 23, 1997, the Asset Allocation Fund recorded its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses were allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments were adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Asset Allocation Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared and paid as a dividend, quarterly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either consid-ered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                     ACCUMULATED     ACCUMULATED
                    UNDISTRIBUTED    NET REALIZED
                         NET         GAIN/(LOSS)
                     INVESTMENT           ON
                       INCOME        INVESTMENTS
                    -------------    ------------
Capital Income
 Fund                 $ 326,372       $ (288,285)
Asset Allocation
 Fund                    (1,681)           1,679

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    During the year, the Capital Income Fund utilized $2,934,042 of its available capital loss carryover to offset realized capital gains for federal tax purposes.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America and the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.45% and 0.40% of the Capital Income Fund and the Asset Allocation Fund, respectively, of average daily net assets. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20% and 0.15%, of the average daily net assets of the Capital Income and Asset Allocation Fund, respectively. For the six months ended August 31, 1997, BISYS agreed to waive $17,413 of its fee as Administrator for the Asset Allocation Fund.

    For the six months ended August 31, 1997, the Distributor advised the Funds that it retained $78,250 and $10,017 from commissions earned on sales of the Capital Income Fund's and Asset Allocation Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $561,537 and $80,229 from commissions earned on sales of shares of the Capital

Income Fund and Asset Allocation Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, the Capital Income Fund and Asset Allocation Fund incurred charges of $424,670 and $48,020, respectively, pursuant to the Plan. The Funds were advised that of these amounts, the Distributor retained $42,438 and $3,323 from the Capital Income Fund and Asset Allocation Fund, respectively, and affiliates of Bank of America retained $360,242 and $41,559, respectively. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess cost will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1997, the Distributor received fees of $1,740 and $1,027 for the Capital Income Fund and Asset Allocation Fund, respectively. The Funds were advised that of these amounts the Distributor retained $1,415, and $929 from the Capital Income Fund and Asset Allocation Fund and affiliates of Bank of America retained $282 from the Capital Income Fund. For the same period, shareholder services fees of $43 and $98 were waived by the Capital Income Fund and Asset Allocation Fund, respectively.

    The Asset Allocation Fund has a Shareholder Services Plan under which the Fund pays the Distributor for shareholder servicing expenses incurred in connection with the SRF shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the

Fund's average daily net assets for SRF shares. For the six months ended August 31, 1997, Asset Allocation Fund incurred charges of $90,661, pursuant to the Plan. The Fund was advised that of this amount the affiliates of Bank of America retained $90,082. For the same period, shareholder services fees of $579 were waived by The Asset Allocation Fund.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $231,892 and $39,410 from the Capital Income Fund and Asset Allocation Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Capital Income Fund and Asset Allocation Fund incurred legal charges totaling $13,056 and $1,086, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $1,083 and $70 for the Capital Income Fund and

Asset Allocation Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of Capital Income Fund's securities (excluding short-term investments) amounted to $119,908,481 and $107,639,071, respectively. The cost of purchases and the proceeds from sales of Asset Allocation Fund's securities (excluding short-term investments) amounted to $81,885,812 and $84,330,777, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of common stock of the Funds are summarized below:

                                                                 CAPITAL INCOME FUND
                                                    ----------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 1997            YEAR ENDED
                                                        (UNAUDITED)          FEBRUARY 28, 1997
                                                    -------------------   ------------------------
                                                     SHARES     AMOUNT     SHARES        AMOUNT
                                                    --------   --------   --------     -----------
A Shares (000's)
 Issued...........................................     2,723    $48,780     4,375      $    75,024
 Reinvested.......................................     1,464     25,865     1,793           30,024
 Redeemed.........................................    (1,983)   (35,445)   (3,373)         (57,813)
                                                    --------    -------    ------      -----------
Net increase......................................     2,204    $39,200     2,795      $    47,235
                                                    ========    =======    ======      ===========
K Shares
 Issued...........................................    37,545   $677,367    61,106      $ 1,055,431
 Reinvested.......................................     6,439    113,340     1,082           18,016
 Redeemed.........................................    (9,203)  (163,866)   (1,396)         (24,309)
                                                    --------   --------    ------      -----------
Net increase......................................    34,781   $626,841    60,792(a)   $ 1,049,138(a)
                                                    ========   ========    ======      ===========

                                                                  ASSET ALLOCATION FUND
                                                    -------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 1997              YEAR ENDED
                                                         (UNAUDITED)            FEBRUARY 28, 1997
                                                    ---------------------    ------------------------
                                                     SHARES      AMOUNT       SHARES        AMOUNT
                                                    --------    ---------    --------     -----------
A Shares (000's)
 Issued..........................................        308    $  6,128         825      $    15,144
 Reinvested......................................        101       2,000          90            1,632
 Redeemed........................................       (189)     (3,759)       (395)          (7,251)
                                                      ------    --------      ------      -----------
Net increase.....................................        220    $  4,369         520      $     9,525
                                                      ======    ========      ======      ===========
K Shares
 Issued..........................................     20,947    $422,460      37,991      $   724,963
 Reinvested......................................      2,291      45,662       1,051           19,438
 Redeemed........................................    (19,023)   (380,905)       (491)          (9,394)
                                                      ------    --------      ------      -----------
Net increase.....................................      4,215    $ 87,217      38,551(a)   $   735,007(a)
                                                      ======    ========      ======      ===========
SRF Shares (000)(b)
 Issued..........................................     11,883    $160,540          --      $        --
 Reinvested......................................         --          --          --               --
 Redeemed........................................       (285)     (4,648)         --               --
                                                      ------    --------      ------      -----------
Net Increase.....................................     11,598    $155,892          --      $        --
                                                      ======    ========      ======      ===========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED                             YEAR ENDED
                                     AUGUST 31,    ---------------------------------------------------------
                                        1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                     (UNAUDITED)     1997(A)          1996           1995           1994
                                     -----------   ------------   ------------   ------------   ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR.................   $   17.35      $  16.42       $  13.65       $  15.42       $  13.32
                                      ---------      --------       --------       --------       --------
Income from Investment Operations:
 Net investment income.............        0.30          0.57           0.62           0.57           0.50
 Net realized and unrealized gains
   (losses) on investment
   transactions....................        2.64          2.34           2.84          (1.43)          2.36
                                      ---------      --------       --------       --------       --------
Total income (loss) from investment
 operations........................        2.94          2.91           3.46          (0.86)          2.86
                                      ---------      --------       --------       --------       --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income...............       (0.30)        (0.57)         (0.69)         (0.54)         (0.48)
 Dividends to shareholders from net
   realized gains on investment
   transactions....................       (1.20)        (1.41)          0.00          (0.37)         (0.28)
                                      ---------      --------       --------       --------       --------
Total Dividends and
 Distributions.....................       (1.50)        (1.98)         (0.69)         (0.91)         (0.76)
                                      ---------      --------       --------       --------       --------
Net change in net asset value per
 share.............................        1.44          0.93           2.77          (1.77)          2.10
                                      ---------      --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................   $   18.79      $  17.35       $  16.42       $  13.65       $  15.42
                                      =========      ========       ========       ========       ========
Total return (excludes sales
 charge)...........................       17.62%(e)     18.53%         25.96%         (5.61%)        21.85%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................   $     376      $    309       $    247       $    198       $    191
 Ratio of expenses to average net
   assets..........................        1.12%(d)      1.18%          1.23%          0.97%          0.46%
 Ratio of net investment income
   (loss) to average net assets....        3.42%(d)      3.40%          4.05%          4.48%          4.19%
 Ratio of expenses to average net
   assets*.........................            (b)       1.19%**        1.26%**        1.14%          1.20%
 Ratio of net investment income to
   average net assets*.............            (b)           (b)            (b)        4.31%          3.45%
 Portfolio turnover rate...........          33%(e)       124%            57%            94%           103%
 Average commission rate paid (c)..   $  0.0210      $ 0.0210       $     --       $     --       $     --

---------------

 * During the period, certain fees were During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the years ended February 28, 1997 and February 29, 1996, the
    Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.

(a) As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.

(b) There were no waivers or reimbursements during the period.

(c) Represents the dollar amounts of commissions paid on Portfolio transactions divided by the total number of shares purchased or sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for prior periods.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                     ENDED
                                                                   AUGUST 31,       PERIOD ENDED
                                                                      1997          FEBRUARY 28,
                                                                  (UNAUDITED)         1997(A)
                                                                  ------------      ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...................     $  17.30          $  16.24
                                                                    --------          --------
Income from Investment Operations:
 Net investment income.........................................         0.25              0.32
 Net realized gains on investment transactions.................         2.62              2.43
                                                                    --------          --------
Total income from investment operations........................         2.87              2.75
                                                                    --------          --------
Less: Dividends and Distributions:
 Dividends to shareholders from net investment income..........        (0.27)            (0.28)
 Distributions to shareholders from net realized gains on
   investment transactions.....................................        (1.20)            (1.41)
                                                                    --------          --------
Total Dividends and Distributions..............................        (1.47)            (1.69)
                                                                    --------          --------
Net change in net asset value per share........................         1.40              1.06
                                                                    --------          --------
NET ASSET VALUE PER SHARE, END OF PERIOD.......................     $  18.70          $  17.30
                                                                    ========          ========
Total return...................................................        17.28%(e)         17.47%(e)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions)........................     $      2          $      1
 Ratio of expenses to average net assets.......................         1.62%(d)          1.66%(d)
 Ratio of net investment income to average net assets..........         2.94%(d)          2.85%(d)
 Ratio of expenses to average net assets*......................           (b)             1.91%(d)**
 Ratio of net investment income to average net assets*.........           (b)             2.60%(d)
 Portfolio turnover rate.......................................           33%(e)           124%
 Average commission rate paid (c)..............................     $ 0.0210          $ 0.0210

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Fees paid by third parties had no effect on the ratios.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) There were no waivers or reimbursement during the period.

(c) Represents the dollar amounts of commissions paid on Portfolio transactions divided by the total number of shares purchased or sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for prior periods.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED
                                     AUGUST 31,      ------------------------------------------   PERIOD ENDED
                                        1997         FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                     (UNAUDITED)       1997(B)          1996           1995          1994(A)
                                   ---------------   ------------   ------------   ------------   -------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR..............       $ 19.40         $  17.52       $  15.15        $14.84         $ 15.00
                                       -------         --------       --------        ------         -------
Income from Investment
 Operations:
 Net investment income..........          0.25             0.48           0.52          0.48            0.03
 Net realized and unrealized
   gains (losses) on investment
   transactions.................          1.74             2.50           2.86          0.24           (0.19)
                                       -------         --------       --------        ------         -------
Total income (loss) from
 investment operations..........          1.99             2.98           3.38          0.72           (0.16)
                                       -------         --------       --------        ------         -------
Less Dividends and
 Distributions:
 Dividends to shareholders from
   net investment income........         (0.22)           (0.46)         (0.53)        (0.41)             --
 Dividends to shareholders from
   net realized gains on
   investment transactions......         (0.89)           (0.64)         (0.48)           --              --
                                       -------         --------       --------        ------         -------
Total Dividends and
 Distributions..................         (1.11)           (1.10)         (1.01)        (0.41)             --
                                       -------         --------       --------        ------         -------
Net change in net asset value
 per share......................          0.88             1.88           2.37          0.31           (0.16)
                                       -------         --------       --------        ------         -------
NET ASSET VALUE PER SHARE, END
 OF PERIOD......................       $ 20.28         $  19.40       $  17.52        $15.15         $ 14.84
                                       =======         ========       ========        ======         =======
Total return (excludes sales
 charge)........................         10.43%++         17.64%         22.80%         5.03%          (1.07%)++
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................       $38,075         $ 34,838       $ 22,355        $5,694         $   666
 Ratio of expenses to average
   net assets...................          1.12%+           1.25%          0.62%         0.00%           0.00%+
 Ratio of net investment income
   (loss) to average
   net assets...................          2.62%+           2.59%          3.49%         4.25%           4.20%+
 Ratio of expenses to average
   net assets*..................          1.22%+           1.94%          2.92%         7.89%          83.95%+
 Ratio of net investment income
   to average
   net assets*..................          2.52%+           1.90%          1.19%        (3.64%)        (79.75% )+

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
 ++ Not annualized.
(a) Period from January 13, 1994 (inception date) to February 28, 1994.
(b) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,       PERIOD ENDED
                                                       1997          FEBRUARY 28,
                                                    (UNAUDITED)        1997(a)
                                                    -----------      ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.....     $ 19.40           $17.23
                                                      -------           ------
Income from Investment Operations:
  Net investment income..........................        0.21             0.19
  Net realized gains/(losses) on investment
    transactions.................................        1.72             2.80
                                                      -------           ------
Total income from investment operations..........        1.93             2.99
                                                      -------           ------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment
    income.......................................       (0.18)           (0.18)
  Distributions to shareholders from net realized
    gains on investment transactions.............       (0.89)           (0.64)
                                                      -------           ------
Total Dividends and Distributions................       (1.07)           (0.82)
                                                      -------           ------
Net change in net asset value per share..........        0.86             2.17
                                                      -------           ------
NET ASSET VALUE PER SHARE, END OF PERIOD.........     $ 20.26           $19.40
                                                      =======           ======
Total return.....................................       10.08%++         17.69%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).........     $   815           $  748
  Ratio of expenses to average net assets........        1.63%+           1.94%+
  Ratio of net investment income to average net
    assets.......................................        2.11%+           2.31%+
  Ratio of expenses to average net assets*.......        1.73%+           3.26%+
  Ratio of net investment income to average net
    assets*......................................        2.01%+           0.99%+

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 +  Annualized.

 ++ Not annualized.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                              FOR THE PERIOD
                                        --------------------------
                                                        MARCH 1,
                                          JUNE 23,        1997
                                        1997 THROUGH     THROUGH                     YEAR ENDED
                                         AUGUST 31,     JUNE 22,     ------------------------------------------
                                          1997(C)        1997(B)     FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                        (UNAUDITED)    (UNAUDITED)     1997(B)        1996(B)        1995(B)
                                        ------------   -----------   ------------   ------------   ------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR.............................     $  15.79       $ 15.94       $  14.96        $13.48         $13.94
                                          --------       -------       --------        ------         ------
Income from Investment Operations:
 Net investment income...............         0.09          1.61           0.45          0.47           0.46
 Net realized and unrealized gains
   (losses) on investment
   transactions......................         0.09         (0.15)          2.13          2.49           0.12
                                          --------       -------       --------        ------         ------
Total income from investment
 operations..........................         0.18          1.46           2.58          2.96           0.58
                                          --------       -------       --------        ------         ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................           --         (1.61)         (0.45)        (0.47)         (0.46)
 Distributions to shareholders from
   net realized gains................           --            --          (1.15)        (1.01)         (0.58)
                                          --------       -------       --------        ------         ------
Total Dividends and Distributions....           --         (1.61)         (1.60)        (1.48)         (1.04)
                                          --------       -------       --------        ------         ------
Net change in net asset value per
 share...............................         0.18         (0.15)          0.98          1.48          (0.46)
                                          --------       -------       --------        ------         ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................     $  15.97       $ 15.79       $  15.94        $14.96         $13.48
                                          ========       =======       ========        ======         ======
Total Return.........................        10.51%++       7.88%++       18.03%        22.44%          4.49%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (millions)........................     $    185       $   169       $    174        $  158         $  145
 Ratio of expenses to average net
   assets............................         1.00%+        0.75%+         0.95%         0.94%          0.78%
 Ratio of net investment income
   (loss) to average net assets......         2.92%+        2.23%+         2.88%         3.19%          3.40%
 Ratio of expenses to average net
   assets*...........................         1.00%+        1.15%+         1.39%         1.42%          1.38%
 Ratio of net investment income to
   average net assets*...............         2.92%+        1.83%+         2.44%         2.71%          2.80%
 Portfolio turnover rate.............           39%++        N/A            N/A           N/A            N/A

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 +  Annualized.

 ++ Not Annualized.

(a) Represents activity of the Fund prior to its reorganization from the Asset Allocation Fund of Collective Investment Trust for Seafirst Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.

--------------------------------------------------------------------------------

        FOR THE PERIOD
------------------------------
DECEMBER 6,        JANUARY 1,
    1993              1993
  THROUGH           THROUGH          YEAR ENDED
FEBRUARY 28,      DECEMBER 5,       DECEMBER 31,
  1994(B)           1993(A)           1992(A)
------------      ------------      ------------
   $13.86            $12.99            $12.75
   ------            ------            ------
     0.05              0.43              0.46
     0.08              0.87              0.24
   ------            ------            ------
     0.13              1.30              0.70
                     ------            ------
    (0.05)            (0.43)            (0.46)
       --                --                --
   ------            ------            ------
    (0.05)            (0.43)            (0.46)
                     ------            ------
     0.08              0.87              0.24
   ------            ------            ------
   $13.94            $13.86            $12.99
   ======            ======            ======
     0.94%++          10.15%++           5.62%
   $  157            $  150            $  107
     0.95%+            0.95%+            0.95%
     2.64%+            3.47%+            3.68%
     1.64%+            0.95%+            0.95%
     1.95%+            3.47%+            3.68%
      N/A                79%              171%

---------------

(b) Represents activity of the Fund prior to its reorganization from the Seafirst Retirement Funds -- Asset Allocation Fund into SRF Shares of the Fund. Since the operation and organization of the Fund was changed upon reorganization this activity may not be reflective of activity after the reorganization.

(c) Date of commencement of operations of SRF Shares of the Fund.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                       ----------------
                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237
                                                       ----------------

                         [PACIFIC HORIZON FUNDS LOGO]

                   Provident Distributor, Inc., Distributor

GRI-0014 10/97

                          PACIFIC HORIZON INCOME FUND
                               SEMI-ANNUAL REPORT
                                AUGUST 31, 1997




                           SHORT-TERM GOVERNMENT FUND




                               INVESTING FOR ALL
                             THE TIMES OF YOUR LIFE




                                NOT FDIC INSURED


                          PACIFIC HORIZON INCOME FUND

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                    CONTENTS

                      .   FUND FACTS                                2-3
                      .
                      .   UNDERSTANDING YOUR SHAREHOLDER
                      .     REPORT                                  4-6
                      .
                      .   ECONOMIC REVIEW FROM THE INVESTMENT
                      .     ADVISER                                 8-9
                      .
                      .   PACIFIC HORIZON SHORT-TERM
                      .     GOVERNMENT FUND
                      .
                      .     Portfolio of Investments                 10
                      .
                      .     Statement of Assets
                      .       and Liabilities                        11
                      .
                      .     Statement of Operations                  12
                      .
                      .     Statements of Changes
                      .       in Net Assets                          13
                      .
                      .     Notes to Financial Statements         14-18
                      .
                      .     Financial Highlights                     19

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            MATURITY   PRINCIPAL        VALUE
                                                     RATE     DATE       AMOUNT       (NOTE 2)
                                                     ----   --------   ----------    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.8%
 Federal Home Loan Bank Discount Note..............  5.40%  04/15/98   $1,050,000    $ 1,014,133
 Federal Home Loan Mortgage Corp.,
   Pool #L70306....................................  5.50%  08/01/98    1,610,868      1,604,537
 Federal Home Loan Mortgage Corp.
   Pool #1645PJ....................................  5.50%  10/15/02      500,000        497,340
 Federal Home Loan Mortgage Corp., Pool #1527......  5.50%  04/15/14      695,769        694,112
 Federal National Mortgage Assoc. Series 1993 -- 26
   D...............................................  6.00%  02/27/98      547,754        546,196
 Federal National Mortgage Assoc. Series 1997 -- 14
   QA..............................................  6.00%  08/18/08      873,568        871,769
 Government National Mortgage Assoc. Series 1995 5A
   A...............................................  7.00%  10/20/10      999,209      1,002,956
 Student Loan Marketing Association................  7.72%  01/25/99    1,000,000      1,023,740
 Tennessee Valley Authority Note...................  5.95%  09/15/98    1,000,000      1,005,000
                                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $8,255,171).................................                                    8,259,783
                                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 57.2%
 U.S. Treasury Note................................  7.25%  02/15/98    2,375,000      2,391,981
 U.S. Treasury Note................................  5.88%  10/31/98    1,500,000      1,500,930
 U.S. Treasury Note................................  5.63%  11/30/98    6,500,000      6,485,049
 U.S. Treasury Note................................  6.25%  03/31/99    2,000,000      2,011,180
 U.S. Treasury Note................................  6.38%  04/30/99    2,900,000      2,921,199
                                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $15,290,306)................................                                   15,310,339
                                                                                     -----------
COMMERCIAL PAPER -- 8.6%
 Merrill Lynch & Co................................  5.59%  09/04/97    1,300,000      1,299,394
 Parker Hanifen....................................  5.55%  09/03/97    1,000,000        999,692
                                                                                     -----------
TOTAL COMMERCIAL PAPER
 (COST $2,299,086).................................                                    2,299,086
                                                                                     -----------
                                                                          SHARES
                                                                        ----------
SHORT TERM INVESTMENTS -- 2.4%
 TEMPORARY INVESTMENT -- FED FUNDS
   (COST $632,988).................................                       632,988        632,988
                                                                                     -----------
TOTAL INVESTMENTS -- 99.0%
 (COST $26,477,551) (A)............................                                   26,502,196
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%......                                      263,610
                                                                                     -----------
NET ASSETS -- 100.0%...............................                                  $26,765,806
                                                                                     ===========

---------------

Percentages indicated are based on net assets of $26,765,806.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation......................................     $ 28,154
            Unrealized depreciation......................................       (3,509)
                                                                              --------
            Net unrealized appreciation..................................     $ 24,645
                                                                              ========

See Notes to Financial Statements.

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $26,477,551)...............   $26,502,196
  Interest Receivable..................................................       309,978
  Receivable for capital shares sold...................................       124,230
  Prepaid assets.......................................................         2,276
                                                                          -----------
Total Assets...........................................................    26,938,680
                                                                          -----------
LIABILITIES:
  Dividends payable....................................................       118,817
  Payable for capital shares redeemed..................................         2,985
  Custodian and fund accounting fees payable...........................        26,819
  Transfer agent fees payable..........................................         5,197
  Legal fees payable...................................................           168
  Other accrued expenses...............................................        18,888
                                                                          -----------
Total Liabilities......................................................       172,874
                                                                          -----------
NET ASSETS.............................................................   $26,765,806
                                                                          ===========
Shares Outstanding ( $0.001 par value, 200 million shares
  authorized): ........................................................     2,671,605
                                                                          ===========
NET ASSET VALUE
  Redemption price per share...........................................        $10.02
                                                                                =====
  Maximum Sales Charge.................................................         4.50%
  Maximum Offering Price (Net Asset Value / (100%-Maximum Sales
    Charge))...........................................................        $10.49
                                                                                =====
COMPOSITION OF NET ASSETS:
    Shares of common stock, at par.....................................   $     2,672
    Additional paid-in capital.........................................    26,727,291
    Net unrealized appreciation on investments.........................        24,645
    Accumulated net realized gains on investment transactions..........        11,198
                                                                          -----------
NET ASSETS, AUGUST 31, 1997............................................   $26,765,806
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..............................................................   $ 613,756
                                                                            --------
EXPENSES:
  Other expenses........................................................      33,814
  Custodian and fund accounting fees....................................      28,054
  Investment advisory fees..............................................      26,683
  Shareholder service fees..............................................      26,683
  Transfer Agent fees...................................................      21,988
  Administration fees...................................................      21,347
  Legal fees............................................................         518
                                                                            --------
      Total Expenses....................................................     159,087
Less: Fee waivers and expense reimbursements............................    (132,404)
                                                                            --------
Total Net Expenses......................................................      26,683
                                                                            --------
NET INVESTMENT INCOME...................................................     587,073
                                                                            --------
NET REALIZED / UNREALIZED GAINS ON INVESTMENTS:
  Net realized gain on investment transactions..........................      12,765
  Net change in unrealized depreciation on investments..................      33,599
                                                                            --------
  Net realized/unrealized gains on investments..........................      46,364
                                                                            --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................   $ 633,437
                                                                            ========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                           ENDED
                                                         AUGUST 31,      PERIOD ENDED
                                                            1997         FEBRUARY 28,
                                                        (UNAUDITED)        1997(a)
                                                        ------------     ------------
INVESTMENT ACTIVITIES:

OPERATIONS:
  Net investment income.............................    $   587,073      $   269,337
  Net realized gains on investment transactions.....         12,765            6,933
  Net change in unrealized depreciation
    on investments..................................         33,599           (8,954)
                                                        -----------      -----------
  Change in net assets resulting from operations....        633,437          267,316
                                                        -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................       (587,073)        (269,337)
  Net realized gains on investment transactions.....             --           (6,933)
  Excess of net realized gains on investment
    transactions....................................             --           (1,567)
                                                        -----------      -----------
Change in net assets from shareholder
  distributions.....................................       (587,073)        (277,837)
                                                        -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.......................     16,212,420       17,406,395
  Dividends reinvested..............................          2,192              646
  Cost of shares redeemed...........................     (5,036,645)      (1,855,045)
                                                        -----------      -----------
Change in net assets from capital share
  transactions......................................     11,177,967       15,551,996
                                                        -----------      -----------
Change in net assets................................     11,224,331       15,541,475

NET ASSETS
  Beginning of Period...............................     15,541,475               --
                                                        -----------      -----------
  End of Period.....................................    $26,765,806      $15,541,475
                                                        ===========      ===========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIF IC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Short-Term Government Fund (the "Fund"). The Fund commenced operations on August 2, 1996. The Fund offers A Shares only.

    The Fund seeks to provide investors with a high level of current income, consistent with relative stability of principal.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Fund values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Fund may also use an independent pricing service, approved by the Board of Directors, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Fund records security transactions on a trade date plus one day basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the fund on a straight line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Fund's net investment income is declared daily and paid monthly as a dividend to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Fund can be offset by capital loss carryovers of the Fund, such gains will not be distributed. Dividends and distributions are recorded by the Fund on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES:

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    Capital losses incurred after October 31, for the Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses of $1,567 after October 31, 1996.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Fund has an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Fund had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Fund, which is accrued daily and payable monthly, at an annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee from the Fund, which is accrued daily and payable monthly, at an annual rate of 0.20% of the Fund's average daily net assets. For the six months ended August 31, 1997, Bank of America and BISYS voluntarily waived fees from the Fund of $26,683 and $21,347, respectively. During the same period Bank of America reimbursed $57,691 in operating expenses of the Fund.

    For the six months ended August 31, 1997, the Distributor advised the Fund that it retained no commissions on sales of the Fund's shares. For the same period, Bank of America and its affiliates advised the Fund that they retained no commissions on sales of the Fund's shares.

    The Fund has a Shareholder Services Plan (the "Plan") under which the Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of the Fund. Under the Plan, payments by the Fund for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets. For the six months ended August 31, 1997, shareholder service fees incurred pursuant to the Plan totaled $26,683. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred. The Distributor waived the shareholder servicing fees of $26,683 during the six months ended August 31, 1997.

    BISYS Ohio served the Fund as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $21,988 for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Fund incurred legal charges totaling $518 which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $184 for the Fund, for the period ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of Fund securities (excluding short-term investments) amounted to $19,874,347 and $11,861,426, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Fund are summarized below:

                                 SIX MONTHS ENDED
                                 AUGUST 31, 1997                   PERIOD ENDED
                                   (UNAUDITED)                  FEBRUARY 28, 1997
                            --------------------------      --------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                            ---------      -----------      ---------      -----------
A Shares
  Issued..................  1,621,051      $16,212,420      1,739,262      $17,406,395
  Reinvested..............        219            2,192             65              646
  Redeemed................   (503,608)      (5,036,645)      (185,384)      (1,855,045)
                            ---------      -----------      ---------      -----------
Net increase..............  1,117,662      $11,177,967      1,553,943(a)   $15,551,996(a)
                            =========      ===========      =========      ===========

---------------

(a) Period from August 2, 1996 (inception date of fund) to February 28, 1997.

PACIFIC HORIZON SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                       ENDED              PERIOD
                                                     AUGUST 31,           ENDED
                                                        1997           FEBRUARY 28,
                                                    (UNAUDITED)          1997(a)
                                                    ------------       ------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...     $  10.00           $  10.00
                                                       -------            -------
Income from Investment Operations:
  Net investment income..........................         0.28               0.32
  Net realized gains on investment
    transactions.................................         0.02               0.01
                                                       -------            -------
Total income from investment operations..........         0.30               0.33
Less Dividends and Distributions:
  Dividends to shareholders from net investment
    income.......................................        (0.28)             (0.32)
  Distributions to shareholders from net realized
    gains on investment transactions.............         0.00              (0.01)
                                                       -------            -------
Total Dividends and Distributions................        (0.28)             (0.33)
                                                       -------            -------
Net change in net asset value per share..........         0.02               0.00
                                                       -------            -------
NET ASSET VALUE PER SHARE, END OF PERIOD.........     $  10.02           $  10.00
                                                       =======            =======
Total return.....................................         3.00%(c)           3.33%(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)...........     $ 26,766           $     16
Ratio of expenses to average net assets..........         0.25%(b)           0.11%(b)
Ratio of net investment income to average
    net assets...................................         5.50%(b)           5.53%(b)
Ratio of expenses to average net assets*.........         1.49%(b)           3.15%(b)
Ratio of net investment income to average
    net assets*..................................         4.26%(b)           2.49%(b)
Portfolio turnover rate..........................           63%(c)             81%(c)

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as shown.

(a) Period from August 2, 1996 (inception date of fund) to February 28, 1997.

(b) Annualized.

(c) Not annualized.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                        --------------
                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237
                                                        --------------

                       [PACIFIC HORIZON INCOME FUND LOGO]

                      Provident Distributor, Inc., Distributor

     SGV-0005 10/97

                          PACIFIC HORIZON INCOME FUNDS
                               SEMI-ANNUAL REPORT
                                AUGUST 31, 1997




                        U.S. GOVERNMENT SECURITIES FUND

                              CORPORATE BOND FUND

                             INTERMEDIATE BOND FUND




                               INVESTING FOR ALL
                             THE TIMES OF YOUR LIFE




                                NOT FDIC INSURED


                         PACIFIC HORIZON INCOME FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                                                        Contents

                              .  FUND FACTS                            2-3
                              .  UNDERSTANDING YOUR SHAREHOLDER
                              .    REPORT                              4-6
                              .  ECONOMIC REVIEW FROM THE INVESTMENT
                              .    ADVISER                             8-9
                              .  PACIFIC HORIZON U.S.
                              .    GOVERNMENT SECURITIES FUND AND
                              .    CORPORATE BOND FUND
                              .    Portfolios of Investments         10-12
                              .    Statements of Assets
                              .      and Liabilities                 13-14
                              .    Statements of Operations          15-16
                              .    Statements of Changes
                              .      in Net Assets                   17-18
                              .  PACIFIC HORIZON INTERMEDIATE BOND
                              .    FUND
                              .    Statement of Assets
                              .      and Liabilities                    19
                              .    Statement of Operations              20
                              .    Statements of Changes
                              .      in Net Assets                      21
                              .    Notes to Financial Statements     22-29
                              .    Financial Highlights              30-39

                              .  MASTER INVESTMENT TRUST, SERIES
                              .    I -- INVESTMENT
                              .    GRADE BOND PORTFOLIO
                              .    Portfolio of Investments          40-41
                              .    Statement of Assets
                              .      and Liabilities                    42
                              .    Statement of Operations              43
                              .    Statements of Changes
                              .      in Net Assets                      44
                              .    Notes to Financial Statements     45-47
                              .    Supplementary Data                   48

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
            DESCRIPTION               RATE         MATURITY DATE         AMOUNT       VALUE (NOTE 2)
-----------------------------------   -----    ---------------------   -----------    --------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 93.2%
 Government National Mortgage
   Association*....................   11.50%    2/15/98 to 2/15/00     $    10,000     $     11,090
 Government National Mortgage
   Association*....................   11.00%    2/15/98 to 9/20/19         428,000          460,653
 Government National Mortgage
   Association*....................   10.50%    12/15/97 to 4/15/21      1,926,000        2,059,573
 Government National Mortgage
   Association*....................   10.00%    10/15/98 to 3/15/21        916,000          987,390
 Government National Mortgage
   Association*....................    9.50%    3/15/98 to 4/20/06       1,214,000        1,282,817
 Government National Mortgage
   Association*....................    9.00%    6/15/01 to 6/15/07         329,000          346,145
 Government National Mortgage
   Association*....................    8.50%    10/15/09 to 6/15/26      4,855,000        5,112,117
 Government National Mortgage
   Association*....................    8.00%    1/15/20 to 12/15/22     14,536,000       15,017,554
 Government National Mortgage
   Association*....................    7.50%    4/15/22 to 12/15/25     19,316,000       19,578,868
 Government National Mortgage
   Association*....................    7.00%    12/15/08 to 8/15/25     13,590,000       13,626,640
 Government National Mortgage
   Association*....................    6.50%    4/15/26 to 6/15/26      10,599,000       10,234,258
 Government National Mortgage
   Association*....................    6.00%         12/15/10              439,000          430,906
                                                                                        -----------
TOTAL INVESTMENTS -- 93.2%
 (COST $68,095,936)(a).............                                                      69,148,011
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 6.8%...............                                                       5,073,978
                                                                                        -----------
NET ASSETS -- 100.0%...............                                                    $ 74,221,989
                                                                                        ===========

---------------

Percentages indicated are based on net assets of $74,221,989.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation.....................................................  $ 1,237,727
       Unrealized depreciation.....................................................     (185,652)
                                                                                     -----------
       Net unrealized appreciation.................................................  $ 1,052,075
                                                                                     =============

* Mortgage-backed pass-through obligation.

See Notes to Financial Statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                            MOODY'S/
                                              S&P
                                            RATINGS                 MATURITY   PRINCIPAL      VALUE
              DESCRIPTION                 (UNAUDITED)     RATE        DATE       AMOUNT     (NOTE 2)
---------------------------------------- --------------   -----     ---------  ----------  -----------
ASSET-BACKED SECURITIES -- 3.6%
 The Money Store Home Equity Trust
   Series 1996-B (Cost $1,299,238)......   Aaa/AAA         7.38%     05/15/17  $1,300,000  $ 1,329,822
                                                                                           -----------
COLLATERALIZED MORTGAGE
 OBLIGATIONS -- 4.7%
 Citibank Credit Card Master Trust I
   Series 1996-1+.......................   Aaa/AAA         0.00%     02/07/03   1,000,000      806,630
 Citibank Credit Card Master Trust I
   Series 1997-6+.......................    Aaa/NR         0.00%     08/15/06   1,500,000      933,925
 Prudential Mortgage Cap................   Aaa/AAA        11.58%     12/15/13       3,788        3,788
                                                                                           -----------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS (COST $1,768,188)..........                                                     1,744,343
                                                                                           -----------
CORPORATE BONDS -- 63.8% BANKS -- 15.2%
 ABN-AMRO Bank NV.......................   Aa2/AA-         7.75%     05/15/23   1,350,000    1,400,248
 Chase Manhattan Corp...................    A1/A-          8.13%     06/15/02   1,000,000    1,059,248
 Comerica Bank..........................    A2/A-          8.38%     07/15/24   1,000,000    1,078,508
 Fuji Bank (Cayman), Ltd................    A3/NR          7.30%     03/29/49   1,000,000    1,003,097
 Midland Bank PLC.......................     A1/A          7.63%     06/15/06   1,000,000    1,044,726
                                                                                           -----------
                                                                                             5,585,827
                                                                                           -----------
BEVERAGES -- 2.6%
 Anheuser Busch Cos., Inc...............    A1/A+          7.00%     12/01/25   1,000,000      954,822
                                                                                           -----------
DIVERSIFIED MANUFACTURING -- 2.4%
 Allied Signal Corp.....................     A2/A          9.50%     06/01/16     719,000      888,759
                                                                                           -----------
ENTERTAINMENT -- 2.7%
 Walt Disney Co.........................     A2/A          6.75%     03/30/06   1,000,000    1,001,754
                                                                                           -----------
FINANCIAL SERVICES -- 14.8%
 Bear Stearns Co., Inc..................     A2/A          6.50%     07/05/00   1,000,000    1,002,840
 BHP Finance USA Ltd....................     A2/A          6.42%     03/01/26   1,400,000    1,387,750
 Hartford Life, Inc.....................     A2/A          6.90%     06/15/04   1,500,000    1,507,258
 International Lease Finance Corp.......    A1/A+          6.88%     05/01/01   1,500,000    1,515,777
                                                                                           -----------
                                                                                             5,413,625
                                                                                           -----------
FOOD & KINDRED PRODUCTS -- 5.1%
 ConAgra, Inc...........................   Baa2/BBB        9.75%     03/01/21   1,500,000    1,879,212
                                                                                           -----------
INSURANCE -- 3.0%
 Commercial Credit......................    A1/A+          7.88%     02/01/05   1,000,000    1,095,508
                                                                                           -----------
RADIO & TV -- 8.3%
 British Telecom Finance................   Aa1/AAA         9.63%     02/15/19   1,300,000    1,413,407
 Tele-Communications, Inc...............   Ba1/BBB-        9.88%     06/15/22   1,400,000    1,637,560
                                                                                           -----------
                                                                                             3,050,967
                                                                                           -----------
RENTAL & LEASE EQUIPMENT -- 2.8%
 Hertz Corp.............................    A3/A-          7.38%     06/15/01   1,000,000    1,025,980
                                                                                           -----------
RETAIL -- 2.8%
 Sears Roebuck Acceptance Corp..........    A2/A-          7.00%     06/15/07   1,000,000    1,002,946
                                                                                           -----------

See Notes to Financial Statements.

                                            MOODY'S/
                                              S&P
                                            RATINGS                 MATURITY   PRINCIPAL      VALUE
              DESCRIPTION                 (UNAUDITED)     RATE        DATE       AMOUNT     (NOTE 2)
---------------------------------------- --------------   -----     ---------  ----------  -----------
SECURITY BROKER/DEALERS -- 4.1%
 Merrill Lynch & Co., Inc...............   Aa3/AA-         7.00%     03/15/06  $1,500,000  $ 1,510,899
                                                                                           -----------
TOTAL CORPORATE BONDS (COST $22,462,119)                                                    23,410,299
                                                                                           -----------
MEDIUM TERM NOTES -- 27.1%
 AUTOMOBILES -- 6.8%
 Ford Motor Credit Co...................    A1/A+          5.75%     01/25/01   1,000,000      978,493
 General Motors Acceptance Corp.........    A3/A-          6.60%     01/17/01   1,500,000    1,503,996
                                                                                           -----------
                                                                                             2,482,489
                                                                                           -----------
BANKS -- 4.0%
 NationsBank Corp.......................    A1/A+          6.09%     12/14/01   1,500,000    1,472,895
                                                                                           -----------
FINANCIAL SERVICES -- 8.2%
 Associates Corp. N.A...................   Aa3/AA-         6.95%     08/01/02   1,000,000    1,010,659
 Countrywide Funding Corp...............     A3/A          6.54%     04/14/00   1,000,000    1,001,435
 Ikon Capital, Inc......................    A3/A-          6.73%     06/15/01   1,000,000    1,001,120
                                                                                           -----------
                                                                                             3,013,214
                                                                                           -----------
INSURANCE -- 2.6%
 UNUM Corp..............................    A1/A+          5.88%     10/15/03   1,000,000      952,346
                                                                                           -----------
RETAIL STORES -- 2.6%
 Penney J.C. & Co.......................     A2/A          6.50%     12/15/07   1,000,000      961,656
                                                                                           -----------
UTILITIES -- 2.9%
 Pacific Gas & Electric.................     A2/A          7.88%     04/08/14   1,000,000    1,056,263
                                                                                           -----------
TOTAL MEDIUM TERM NOTES (COST
 $9,824,823)............................                                                     9,938,863
                                                                                           -----------

                                                                                SHARES
                                                                              -----------
TEMPORARY INVESTMENTS -- 1.8%
 Temporary Investment Fund.............                                           327,940      327,940
 Temporary Investment Cash Fund........                                           327,940      327,940
                                                                                           -----------
TOTAL TEMPORARY INVESTMENTS (COST
 $655,880).............................                                                        655,880
                                                                                           -----------
TOTAL INVESTMENTS -- 101.0% (COST
 $36,010,248)(a).......................                                                     37,079,207
LIABILITIES IN EXCESS OF
 ASSETS -- 1.0%........................                                                       (362,580)
                                                                                           -----------
NET ASSETS -- 100.0%...................                                                    $36,716,627
                                                                                           ===========

---------------

Percentages indicated are based on net assets of $36,716,627.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

              Unrealized appreciation..................................   $1,180,052
              Unrealized depreciation..................................     (111,093)
                                                                          -----------
              Net unrealized appreciation..............................   $1,068,959
                                                                          ===========

+ Zero Coupon Bond.

See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $68,095,936)..............   $69,148,011
  Cash................................................................     5,165,805
  Interest receivable.................................................       448,740
  Receivable for capital shares sold..................................         3,397
  Prepaid expenses....................................................         4,109
                                                                         -----------
Total Assets..........................................................    74,770,062
                                                                         -----------
LIABILITIES:
  Dividends Payable...................................................       408,548
  Payable for capital shares redeemed.................................        11,536
  Investment advisory fees payable....................................         3,787
  Administration fees payable.........................................         1,893
  Shareholder service fees payable (A Shares).........................        15,637
  Shareholder service fees payable (K Shares).........................           140
  12b-1 fees payable (K Shares).......................................           251
  Custodian and fund accounting fees payable..........................        34,497
  Transfer agent fees payable.........................................        41,270
  Legal fees payable..................................................         1,924
  Other accrued expenses..............................................        28,590
                                                                         -----------
Total Liabilities.....................................................       548,073
                                                                         -----------
NET ASSETS............................................................   $74,221,989
                                                                         ===========
Net Assets
  A Shares............................................................   $73,604,908
  K Shares............................................................       617,081
                                                                         -----------
Total.................................................................   $74,221,989
                                                                         ===========
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares............................................................     7,825,208
  K Shares............................................................        65,573
                                                                         -----------
Total.................................................................     7,890,781
                                                                         ===========
NET ASSET VALUE
  A Shares -- redemption price per share..............................         $9.41
                                                                               =====
  Maximum Sales Charge (A Shares).....................................          4.50%
  Maximum Offering Price (A Shares)
    (Net Asset Value of A Shares/(100% -- Maximum Sales Charge))......         $9.85
                                                                               =====
  K Shares -- offering and redemption price per share.................         $9.41
COMPOSITION OF NET ASSETS:                                                     =====
  Shares of common stock, at par......................................   $     7,891
  Additional paid-in capital..........................................    83,646,252
  Distributions in excess of net investment income....................      (532,412)
  Accumulated net realized losses on investment transactions..........    (9,951,817)
  Net unrealized appreciation on investments..........................     1,052,075
                                                                         -----------
NET ASSETS, AUGUST 31, 1997...........................................   $74,221,989
                                                                         ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $36,010,248)................  $37,079,207
  Interest Receivable...................................................      669,075
  Receivable for capital shares sold....................................        5,498
  Prepaid expenses......................................................        6,767
                                                                          -----------
Total Assets............................................................   37,760,547
                                                                          -----------
LIABILITIES:
  Dividends Payable.....................................................      131,217
  Payable for investment securities purchased...........................      803,711
  Payable for capital shares redeemed...................................       14,224
  Shareholder service fees payable (A and K Shares).....................       16,065
  12b-1 fees payable (K Shares).........................................          104
  Custodian and fund accounting fees payable............................       18,152
  Transfer agent fees payable...........................................        1,390
  Legal fees payable....................................................          650
  Other accrued expenses................................................       58,407
                                                                          -----------
Total Liabilities.......................................................    1,043,920
                                                                          -----------
NET ASSETS..............................................................  $36,716,627
                                                                          ===========
Net Assets
  A Shares..............................................................  $36,465,009
  K Shares..............................................................      251,618
                                                                          -----------
Total...................................................................  $36,716,627
                                                                          ===========
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares..............................................................    2,283,075
  K Shares..............................................................       15,751
                                                                          -----------
Total...................................................................    2,298,826
                                                                          -----------
NET ASSET VALUE
  A Shares -- redemption price per share................................       $15.97
                                                                               ======
  Maximum Sales Charge (A Shares).......................................         4.50%
  Maximum Offering Price (A Shares).....................................
    (Net Asset Value of A Shares/(100% -- Maximum Sales Charge))........       $16.72
                                                                               ======
  K Shares -- offering and redemption price per share...................       $15.97
COMPOSITION OF NET ASSETS:                                                     ======
  Shares of common stock, at par........................................  $     2,299
  Additional paid-in capital............................................   42,179,214
  Accumulated net realized losses on investment transactions............   (6,533,845)
  Net unrealized appreciation on investments............................    1,068,959
                                                                          -----------
NET ASSETS, AUGUST 31, 1997.............................................  $36,716,627
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..............................................................   $2,641,378
                                                                           ----------
EXPENSES:
  Investment advisory fees..............................................      129,845
  Administration fees...................................................       74,198
  Shareholder service fees (A Shares)...................................       92,148
  Shareholder service fees (K Shares)...................................          609
  12b-1 fees (K Shares).................................................        1,826
  Custodian and fund accounting fees....................................       54,571
  Transfer agent fees...................................................       62,588
  Legal fees............................................................        3,220
  Other expenses........................................................       64,206
                                                                           ----------
        Total Expenses..................................................      483,211
    Less: Fee waivers...................................................     (168,132)
                                                                           ----------
Total Net Expenses......................................................      315,079
                                                                           ----------
NET INVESTMENT INCOME...................................................    2,326,299
                                                                           ----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions.........................       37,185
  Net change in unrealized appreciation on investments..................      910,045
                                                                           ----------
Net realized/unrealized gains on investments............................      947,230
                                                                           ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................   $3,273,529
                                                                           ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest...............................................................   $1,273,712
                                                                            ----------
EXPENSES:
  Advisory fees..........................................................       79,441
  Administration fees....................................................       35,307
  Shareholder service fees (A and K Shares)..............................       44,134
  12b-1 fees (K Shares)..................................................          587
  Custodian and fund accounting fees.....................................       33,541
  Transfer agent fees....................................................       22,133
  Legal fees.............................................................          572
  Other expenses.........................................................       80,393
                                                                            ----------
    Total Expenses.......................................................      296,108
Less: Fee waivers and reimbursements.....................................     (132,072)
                                                                            ----------
Total Net Expenses.......................................................      164,036
                                                                            ----------
NET INVESTMENT INCOME....................................................    1,109,676
                                                                            ----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions..........................      219,516
  Net change in unrealized appreciation on investments...................      222,337
                                                                            ----------
Net realized/unrealized gain on investments..............................      441,853
                                                                            ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $1,551,529
                                                                            ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                      AUGUST 31, 1997       FEBRUARY 28,
                                                        (UNAUDITED)            1997(a)
                                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............................   $  2,326,299       $   4,945,657
  Net realized gain (loss) on investment
    transactions......................................         37,185          (1,656,989)
  Net change in unrealized appreciation on
    investments.......................................        910,045             682,024
                                                         -----------         ------------
Change in net assets resulting from operations........      3,273,529           3,970,692
                                                         -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    A Shares..........................................     (2,422,154)         (4,941,264)
    K Shares..........................................        (14,688)             (4,394)(a)
  Excess of net investment income
    A Shares..........................................             --            (183,185)
  Tax return of capital
    A Shares..........................................             --            (126,969)
    K Shares..........................................             --                (712)(a)
                                                         -----------         ------------
Change in net assets from shareholder distributions...     (2,436,842)         (5,256,524)
                                                         -----------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.........................      5,864,725           8,846,354
  Dividends reinvested................................      1,670,389           3,659,415
  Cost of shares redeemed.............................     (9,052,270)        (25,808,410)
                                                         -----------         ------------
Change in net assets from capital share
  transactions........................................     (1,517,156)        (13,302,641)
                                                         -----------         ------------
Change in net assets..................................       (680,469)        (14,588,473)
NET ASSETS
  Beginning of Period.................................     74,902,458          89,490,931
                                                         -----------         ------------
  End of Period (including distributions in excess of
    $532,412 and $391,623, respectively)..............   $ 74,221,989       $  74,902,458
                                                         ===========         ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1997        YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 1997
                                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............................    $  1,109,676         $ 1,877,912
  Net realized gains on investment transactions.....         219,516              63,577
  Net change in unrealized appreciation on
    investments.....................................         222,337            (691,865)
                                                      ----------------    -----------------
Change in net assets from operations................       1,551,529           1,249,624
                                                      ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    A Shares........................................      (1,102,953)         (1,874,744)
    K Shares........................................          (6,723)             (3,168)(a)
                                                      ----------------    -----------------
Change in net assets from shareholder
  distributions.....................................      (1,109,676)         (1,877,912)
                                                      ----------------    -----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.......................       7,676,505           8,896,314
  Dividends reinvested..............................         419,354             623,621
  Cost of shares redeemed...........................      (4,848,577)         (8,251,569)
                                                      ----------------    -----------------
Change in net assets from capital share
  transactions......................................       3,247,282           1,268,366
                                                      ----------------    -----------------
Change in net assets................................       3,689,135             640,078
NET ASSETS
  Beginning of Period...............................      33,027,492          32,387,414
                                                      ----------------    -----------------
  End of Period.....................................    $ 36,716,627         $33,027,492
                                                      ==============      ===============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Master Investment Trust, Series I --
    Investment Grade Bond Portfolio, at value...........................  $71,907,385
  Deferred organization costs and prepaid expenses......................        2,410
                                                                          -----------
Total Assets............................................................   71,909,795
                                                                          -----------
LIABILITIES:
  Reports to shareholders expenses payable..............................       46,269
  Fund accounting fees and expenses payable.............................        9,218
  Audit fees payable....................................................        7,622
  Transfer agent fees payable...........................................       11,839
  Other accrued expenses................................................       30,216
                                                                          -----------
Total Liabilities.......................................................      105,164
                                                                          -----------
NET ASSETS..............................................................  $71,804,631
                                                                          ===========
Net Assets:
  A Shares..............................................................  $35,305,694
  K Shares..............................................................      415,143
  SRF Shares............................................................   36,083,794
                                                                          -----------
Total...................................................................  $71,804,631
                                                                          ===========
Shares Outstanding ($0.001 par value, and 300 million shares authorized):
  A Shares..............................................................    3,678,885
  K Shares..............................................................       43,280
  SRF Shares............................................................    3,359,281
                                                                          -----------
Total...................................................................    7,081,446
                                                                          ===========
NET ASSET VALUE
  A Shares -- redemption price per share................................        $9.60
                                                                                =====
  Maximum Sales Charge (A Shares).......................................         4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge)).....................................       $10.05
                                                                               ======
  K Shares -- offering and redemption price per share...................        $9.59
                                                                                =====
  SRF Shares -- offering and redemption price per share.................       $10.74
                                                                               ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par........................................  $     7,081
  Additional paid-in capital............................................   74,309,647
  Distributions in excess of net investment income......................      (10,633)
  Accumulated net realized losses on investment transactions............   (2,803,251)
  Net unrealized depreciation on investments............................      301,787
                                                                          -----------
NET ASSETS, AUGUST 31, 1997.............................................  $71,804,631
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income from Master Investment Trust, Series I --
  Investment Grade Bond Portfolio:
  Interest Income...................................................   $ 1,403,839
                                                                       -----------
  Expenses..........................................................        73,190
  Less: Fee waivers and expense reimbursements......................       (42,931)
                                                                       -----------
                                                                            30,259
                                                                       -----------
Net Investment Income from Master Investment Trust,
  Series I -- Investment Grade Bond Portfolio.......................     1,373,580
                                                                       -----------
EXPENSES:
  Registration fees.................................................        25,769
  Shareholder service fees (A Shares)...............................        36,384
  Shareholder service fees (K Shares)...............................           465
  Shareholder service fees (SRF Shares).............................        17,401(a)
  12b-1 fees (K Shares).............................................           938
  Administration fees...............................................        32,369
  Transfer Agent fees...............................................        22,010
  Fund accounting fees and expenses.................................        28,650
  Reports to shareholders...........................................        33,866
  Amortization of organization costs................................        15,088
  Audit fees........................................................         6,982
  Legal fees........................................................           718
  Directors fees....................................................           285
  Other operating expenses..........................................         3,103
                                                                       -----------
        Total Expenses..............................................       224,028
Less: Fee waivers and reimbursements................................       (64,175)
                                                                       -----------
Total Net Expenses..................................................       159,853
                                                                       -----------
NET INVESTMENT INCOME...............................................     1,213,727
                                                                       -----------
REALIZED / UNREALIZED GAINS (LOSSES) ON INVESTMENTS FROM MASTER
  INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
  Net realized losses on investment transactions....................    (2,642,763)
  Net change in unrealized depreciation on investments..............       429,712
                                                                       -----------
Net realized / unrealized losses on investments from Master
  Investment Trust Series I -- Investment Grade Bond Portfolio......    (2,213,051)
                                                                       -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $  (999,324)
                                                                       ===========

(a) Seafirst Retirement Funds were reorganized into the Pacific Horizon Funds on June 23, 1997, creating the SRF Shares.

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                   AUGUST 31, 1997          YEAR ENDED
                                                     (UNAUDITED)       FEBRUARY 28, 1997(a)
                                                   ----------------    --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..........................    $  1,213,727          $    878,883
  Net realized loss on investment transactions...      (2,642,763)             (159,361)
  Net change in unrealized depreciation on
    investments..................................         429,712               (86,639)
                                                   ----------------    --------------------
  Change in net assets resulting from
    operation....................................        (999,324)              632,883
                                                   ----------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares.....................................        (826,193)             (874,813)
    K Shares.....................................          (9,753)               (4,070)(a)
    SRF Shares (b)...............................        (392,509)                   --
  Net realized gains from investment
    transactions:
    A Shares.....................................              --               (93,821)
    K Shares.....................................              --                    (7)(a)
    SRF Shares (b)...............................              --                    --
                                                   ----------------    --------------------
Change in net assets from shareholder
  distributions..................................      (1,228,455)             (972,711)
                                                   ----------------    --------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued....................      57,743,694            16,917,463
  Dividends reinvested...........................         669,060               488,201
  Cost of shares redeemed........................      (7,649,365)           (6,976,214)
                                                   ----------------    --------------------
Change in net assets from capital share
  transactions...................................      50,763,389            10,429,450
                                                   ----------------    --------------------
Change in net assets.............................      48,535,610            10,089,622
NET ASSETS
  Beginning of Period............................      23,269,021            13,179,399
                                                   ----------------    --------------------
  End of Period (including distributions in
    excess of $10,633 and undistributed net
    investment income of $4,095, respectively)...    $ 71,804,631          $ 23,269,021
                                                   ==============      ==================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) On June 23, 1997, Bond Fund of Seafirst Retirement Funds withdrew its investments in Master Investment Trust Series I and merged its assets with the Intermediate Bond Fund creating a new class of SRF Shares on that date.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon U.S. Government Securities Fund (the "U.S. Government Securities Fund"), the Pacific Horizon Corporate Bond Fund (the "Corporate Bond Fund") and the Pacific Horizon Intermediate Bond Fund (the "Intermediate Bond Fund"), collectively the "Funds", individually the "Fund". The Funds offer A Shares, and effective July 22, 1996 began offering K Shares. On June 23, 1997 the Seafirst Bond Fund merged into the Pacific Horizon Intermediate Bond Fund and the Pacific Horizon Intermediate Bond Fund began offering SRF Shares. A Shares have a Shareholder Services Plan, K Shares have a Distribution Plan and Administrative and Shareholder Services Plan, and the SRF Shares have a Shareholder Services Plan.

    The U.S. Government Securities Fund seeks to provide investors with a high level of current income, consistent with preservation of capital. The U.S. Government Securities Fund does so by investing primarily in instruments issued by the Government National Mortgage Association. The Corporate Bond Fund seeks to provide investors with high current income consistent with reasonable investment risk. The Corporate Bond Fund invests primarily in a diversified portfolio of investment grade corporate debt securities. The Intermediate Bond Fund seeks to achieve its investment objective by investing substantially all of its assets in the Investment Grade Bond Portfolio (the "Portfolio") of the Master Investment Trust, Series I (the "Trust"), an open-end management investment company, that has the same investment objectives as that of the Fund. The value of the Intermediate Bond Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Intermediate Bond Fund's proportionate beneficial interest in the net assets of the Portfolio (58.9% at August 31, 1997). The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

    Prior to September 1, 1996, the Corporate Bond Fund sought to achieve its investment objective by investing substantially all of its assets in the Corporate Bond Portfolio of the Trust, which had the same investment objective as that of the Fund. Effective September 1, 1996, the Fund withdrew its investment in the Corporate Bond Portfolio and began investing its assets directly in investment securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI") will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the

Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The U.S. Government Securities Fund and the Corporate Bond Fund value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Funds may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.

    The valuation of securities of the Intermediate Bond Fund's investment in the Portfolio is discussed in Note 2 to the Portfolio's financial statements.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The U.S. Government Securities Fund and Corporate Bond Fund record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on the identified cost basis.

    The Intermediate Bond Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments are adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and real-ized and unrealized gains and losses are incurred.

    The Intermediate Bond Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight-line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The U.S. Government Fund's and Corporate Bond Fund's net investment income is declared daily and paid monthly as a dividend to shareholders of record at the close of business on record date. Intermediate Bond Fund's net investment income is declared monthly and paid within five business days after the end of each month as a dividend to shareholders of record. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent net realized gains can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                           ACCUMULATED     ACCUMULATED
                          UNDISTRIBUTED    NET REALIZED
                          NET INVESTMENT   GAIN/(LOSS)
                              INCOME      ON INVESTMENTS
                          --------------  --------------
U.S. Government
 Securities Fund.........    $106,874        $ (6,926)
Corporate Bond Fund......      66,324         738,059
Intermediate Bond Fund...       4,095          (4,095)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the U.S. Government Securities Fund, the Corporate Bond Fund and the Intermediate Bond

Fund had the following net capital loss carryovers:

                                               CAPITAL
                                                 LOSS
             FUND                             CARRYOVER
-------------------------------               ----------
U.S. Government Securities.....  $8,325,087      2003
                                  1,663,915      2005
                                 ----------
                                 $9,989,002
                                 ==========
Corporate Bond Fund............  $  442,467      1998
                                  5,401,993      1999
                                    882,649      2003
                                 ----------
                                 $6,727,109
                                 ==========
Intermediate Bond Fund.........  $  160,488      2005
                                 ==========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year the Corporate Bond Fund utilized $89,829 of its available capital loss carryover to offset realized capital gains for federal income tax purposes, while capital loss carryovers of $738,058 expired.

    Capital losses incurred after October 31 for the Funds' are deemed to arise on the first business day of the following fiscal year for tax purposes. The Corporate Bond Fund has incurred and elected to defer such capital losses of $26,252 after October 31, 1996.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The U.S. Government Securities Fund and Corporate Bond Fund have an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the U.S. Government Securities Fund and Corporate Bond Fund, which is accrued daily and payable monthly, at an annual rate of 0.35% and 0.45% of the U.S. Government Securities Fund's and Corporate Bond Fund's respective average daily net assets. For the six months ended August 31, 1997, Bank of America agreed to waive $105,711 and $79,441 for the U.S. Government Securities Fund and Corporate Bond Fund, respectively. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20%, 0.15% and 0.15% of the average daily net assets of the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund, respectively. For the six months ended August 31, 1997, BISYS agreed to waive $61,812, $35,307 and $32,369 of its fee as Administrator for the U.S. Government Securities Fund, Corporate Bond Fund and Intermediate Bond Fund, respectively. For the same period, Bank of America and BISYS reimbursed $8,163 of operating expenses of the Corporate Bond Fund.

    For the six months ended August 31, 1997, the Distributor advised the Funds that it retained $1,993, $1,078, and $504, respectively, from commissions earned on sales of the U.S. Government Securities Fund, the Corporate Bond Fund and the Intermediate Bond Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $15,786, $8,452, and $3,950 from commissions earned on sales of shares of the U.S. Government Securi-ties Fund, Corporate Bond Fund, and Intermediate Bond Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund incurred charges of $92,148, $43,835, and $36,384, respectively, pursuant to the Plan. The Funds were advised that of these amounts, the Distributor retained $5,662, $25,753, and $9,748, from the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund, respectively, and affiliates of Bank of America retained $83,038, $5,311, and $3,052, respectively. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred. For the six months ended August 31, 1997, BISYS waived $8,926 and $25,683 for the Corporate Bond Fund and Intermediate Bond Fund.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1997, the U.S. Government Securities Fund, Corporate Bond Fund and Intermediate Bond Fund incurred charges of $600, $294 and $465, respectively, pursuant to the Administrative Plan. For the six months ended August 31, 1997, $609, $235 and $351 of shareholder services and administrative services were waived by the U.S. Government Securities Fund, Corporate Bond Fund and Intermediate Bond Fund, respectively.

    The Intermediate Bond Fund has a Shareholder Services Plan under which the Fund pays the Distributor for shareholder servicing expenses incurred in connection with the SRF Shares. Under the Services Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for SRF Shares. For the six months ended August 31, 1997, Intermediate Bond Fund incurred charges of $17,401, pursuant to the Services Plan. For the same period $5,772 shareholder servicing fees were waived by the Intermediate Bond Fund.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $62,588, $22,133, and $22,010 from the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund incurred legal charges totaling $3,220, $572, and $718, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $510 and $70 for the U.S. Government Securities
Fund and Intermediate Bond Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS
    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of U.S. Government Securities Fund portfolio securities (excluding short-term investments) amounted to $- and $6,600,142, respectively. The cost of purchases and the proceeds from sales of Corporate Bond Fund portfolio securities (excluding short-term investments) amounted to $16,011,333 and $11,688,577, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below:

                  U.S. GOVERNMENT SECURITIES FUND
               --------------------------------------
                SIX MONTHS ENDED
                AUGUST 31, 1997        YEAR ENDED
                  (UNAUDITED)      FEBRUARY 28, 1997
               ------------------  ------------------
               SHARES    AMOUNT    SHARES     AMOUNT
               -------  ---------  ------    --------
A Shares (000's)
 Issued.......     612  $   5,627     909    $  8,426
 Reinvested...     179      1,657     394       3,657
 Redeemed.....    (975)    (8,995) (2,780)    (25,808)
               -------  ---------  ------    --------
Net
 decrease.....    (184) $  (1,711) (1,477)   $(13,725)
               =======  =========  ======    ========
K Shares
 Issued.......  25,378  $ 237,759  44,725    $420,128
 Reinvested...   1,474     13,735     244       2,282
 Redeemed.....  (6,198)   (57,663)    (50)       (465)
               -------  ---------  ------    --------
Net
 increase.....  20,654  $ 193,831  44,919(a) $421,945(a)
               =======  =========  ======    ========

                        CORPORATE BOND FUND
               --------------------------------------
                SIX MONTHS ENDED
                AUGUST 31, 1997        YEAR ENDED
                  (UNAUDITED)      FEBRUARY 28, 1997
               ------------------  ------------------
               SHARES    AMOUNT    SHARES     AMOUNT
               -------  ---------  ------    --------
A Shares
 (000's)
 Issued.......     485  $   7,646     549    $  8,657
 Reinvested...      26        411      40         622
 Redeemed.....    (305)    (4,822)   (525)     (8,251)
               -------  ---------  ------    --------
Net
 increase.....     206  $   3,235      64    $  1,028
               =======  =========  ======    ========
K Shares
 Issued.......   1,944  $  30,782  14,923    $238,773
 Reinvested...     490      7,748     135       2,144
 Redeemed.....  (1,760)   (26,691)    (35)       (561)
               -------  ---------  ------    --------
Net
 increase.....     674  $  11,839  15,023(a) $240,356(a)
               =======  =========  ======    ========

                       INTERMEDIATE BOND FUND
               --------------------------------------
                SIX MONTHS ENDED
                AUGUST 31, 1997        YEAR ENDED
                  (UNAUDITED)      FEBRUARY 28, 1997
               ------------------  ------------------
               SHARES    AMOUNT    SHARES     AMOUNT
               -------  ---------  ------    --------
A Shares
 (000's)
 Issued.......   1,838  $  17,554   1,730    $ 16,588
 Reinvested...      25        242      51         485
 Redeemed.....    (588)    (5,619)   (728)     (6,976)
               -------  ---------  ------    --------
Net
 increase.....   1,275  $  12,177   1,053    $ 10,097
               =======  =========  ======    ========
K Shares
 Issued.......  23,969  $ 228,806  34,567    $329,738
 Reinvested...   1,022     11,043     285       2,728
 Redeemed..... (16,562)  (158,684)     (1)         (1)
               -------  ---------  ------    --------
Net
 increase.....   8,429  $  81,165  34,851(a) $332,465(a)
               =======  =========  ======    ========
SRF Shares
 (000's)(b)
 Issued.......   3,483  $  39,843      --    $     --
 Reinvested...      35        380      --          --
 Redeemed.....    (159)    (1,718)     --          --
               -------  ---------  ------    --------
Net
 increase.....   3,359  $  38,505      --    $     --
               =======  =========  ======    ========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS ENDED                        YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------
                                           1997        FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                       (UNAUDITED)       1997(b)         1996          1995          1994
                                     ----------------  ------------  ------------  ------------  ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD...........................     $   9.30       $   9.43      $   9.31      $   9.85      $  10.21
                                          -------         -------       -------       -------      --------
Income from Investment Operations:
 Net investment income...............         0.32           0.59          0.61          0.55          0.45
 Net realized and unrealized gains
   losses on investment
   transactions......................         0.10          (0.12)         0.16         (0.54)        (0.11)
                                          -------         -------       -------       -------      --------
Total income from investment
 operations..........................         0.42           0.47          0.77          0.01          0.34
                                          -------         -------       -------       -------      --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................        (0.31)         (0.59)        (0.61)        (0.52)        (0.45)
 Dividends to shareholders from net
   realized gains on investment
   transactions......................           --             --         (0.01)           --         (0.16)
 Tax return of capital...............           --          (0.01)        (0.03)        (0.03)        (0.09)
                                          -------         -------       -------       -------      --------
Total Dividends and Distributions:...        (0.31)         (0.60)        (0.65)        (0.55)        (0.70)
                                          -------         -------       -------       -------      --------
Net change in net asset value per
 share...............................         0.11          (0.13)         0.12         (0.54)        (0.36)
                                          -------         -------       -------       -------      --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................     $   9.41       $   9.30      $   9.43      $   9.31      $   9.85
                                          =======         =======       =======       =======      ========
Total return (excludes sales
 charge).............................         4.58%(c)       5.23%         8.47%         0.30%         3.40%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)...     $ 73,068       $ 74,485      $ 89,491      $ 87,354      $157,984
 Ratio of expenses to average net
   assets............................         0.85%(d)       0.85%         1.15%         1.15%         0.96%
 Ratio of net investment income to
   average net assets................         6.28%(d)       6.11%         6.36%         5.57%         4.45%
 Ratio of expenses to average net
   assets*...........................         1.30%(d)       1.25%**       1.26%**         (a)         1.00%
 Ratio of net investment income to
   average net assets*...............         6.28%(d)       5.71%         6.28%           (a)         4.41%
 Portfolio turnover rate***..........            0%            94%          137%          189%          255%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** During the years ended February 28, 1997 and February 29, 1996, the
    Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.

 *** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) There were no fee waivers or expense reimbursements during the period.

 (b) As of July 22, 1996, the Portfolio desiginated the existing series of shares as "A" Shares.

 (c) Not annualized.

(d) Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                               ENDED
                                                                             AUGUST 31,      PERIOD ENDED
                                                                                1997         FEBRUARY 28,
                                                                             (UNAUDITED)       1997(a)
                                                                             ----------      ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.............................    $ 9.30           $ 9.22
                                                                               ------           ------
Income from Investment Operations:
 Net investment income.....................................................      0.30             0.35
 Net realized and unrealized gains on investment transactions..............      0.10             0.08
                                                                               ------           ------
Total income from investment operations....................................      0.40             0.43
                                                                               ------           ------
Less dividends to shareholders from net investment income..................     (0.29)           (0.35)
                                                                               ------           ------
Net change in net asset value per share....................................      0.11             0.08
                                                                               ------           ------
NET ASSET VALUE PER SHARE, END OF PERIOD...................................    $ 9.41             9.30
                                                                               ======           ======
Total return...............................................................      4.35%(b)         4.75%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).........................................    $  485           $  418
 Ratio of expenses to average net assets...................................      1.34%(c)         1.35%(c)
 Ratio of net investment income to average net assets......................      5.78%(c)         6.11%(c)
 Ratio of expenses to average net assets*..................................      2.04%(c)         2.06%(c)
 Ratio of net investment income to average net assets*.....................      5.78%(c)         5.73%(c)
Portfolio turnover rate***.................................................         0%              94%

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  ** During the years ended February 28, 1997 and February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses.
     If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
 *** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Period from July 22, 1996 (inception date) to February 28, 1997.
 (b) Not annualized.
 (c) Annualized.

See notes to financial statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                               FOR THE
                                                                                               PERIOD
                                         SIX MONTHS                                          OCTOBER 1,
                                           ENDED                    YEAR ENDED                  1994
                                         AUGUST 31,       ------------------------------       THROUGH
                                            1997          FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 28,
                                        (UNAUDITED)           1997            1996(a)           1995
                                        ------------      -------------    -------------    -------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR.............................     $  15.79           $ 16.09          $ 15.03          $ 14.86
                                          --------          --------         --------         --------
Income from Investment Operations:
 Net investment income...............         0.50              0.93             0.98             0.45
 Net realized and unrealized gains
   (losses) on investment
   transactions......................         0.18             (0.30)            1.11             0.17
                                          --------          --------         --------         --------
Total income (loss) from investment
 operations..........................         0.68              0.63             2.09             0.62
                                          --------          --------         --------         --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................        (0.50)            (0.93)           (0.98)           (0.45)
 Distributions to shareholders from
   net realized gains on investment
   transactions......................         0.00                --            (0.05)              --
                                          --------          --------         --------         --------
Total Dividends and Distributions....        (0.50)            (0.93)           (1.03)           (0.45)
                                          --------          --------         --------         --------
Net change in net asset value per
 share...............................         0.18             (0.30)            1.06             0.17
                                          --------          --------         --------         --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................     $  15.97           $ 15.79          $ 16.09          $ 15.03
                                          ========          ========         ========         ========
Total return (excludes sales
 charge).............................         4.38%(e)          4.13%           14.12%            4.26%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)...     $ 36,465           $32,842          $32,387          $31,372
 Ratio of expenses to average net
   assets*...........................         0.92%(d)          1.27%            1.33%            1.04%(d)
 Ratio of net investment income to
   average net assets*...............         6.29%(d)          6.01%            6.12%            7.32%(d)
 Portfolio turnover rate**...........           35%               59%             N/A              N/A

---------------

 * Reflects the Fund's proportionate share of the Portfolio's expenses and fee waivers and expense reimbursements by the Portfolio's Investment Advisor and Administrator and the Fund's Administrator and Distributor. Such fee waivers and expense reimbursement had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.75% (annualized) for six months ended August 31, 1997 and 0.61% for the period ended February 29, 1997 and 0.90% (annualized) for the periods ended February 29, 1996 and February 28, 1995 and 0.16% for the period ended February 28, 1994, respectively.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.

(b) Includes the results of operations of Bunker Hill Income Securities, Inc. and the Fund.

(c) The financial highlights for the years ended September 30, 1993 and 1992 are for the Bunker Hill Income Securities Inc., a closed end fund.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                         YEAR ENDED
    ----------------------------------------------------
    SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
       1994(b)            1993(c)            1992(c)
    --------------     --------------     --------------
       $  16.94           $  16.12           $  15.22
       --------           --------           --------
           1.58               1.34               1.48
          (2.06)              0.82               0.95
       --------           --------           --------
          (0.48)              2.16               2.43
       --------           --------           --------
          (1.58)             (1.34)             (1.53)
          (0.02)                --                 --
       --------           --------           --------
          (1.60)             (1.34)             (1.53)
       --------           --------           --------
          (2.08)              0.82               0.90
       --------           --------           --------
       $  14.86           $  16.94           $  16.12
       ========           ========           ========
          (2.29%)             7.05%             13.36%
       $ 33,046           $ 46,999           $ 44,642
           0.91%              1.02%              1.09%
           7.85%              8.14%              9.42%
            N/A             154.34%            251.97%

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED
                                                                               AUGUST 31,    PERIOD ENDED
                                                                                  1997       FEBRUARY 28,
                                                                               (UNAUDITED)     1997 (a)
                                                                               -----------   ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...............................   $   15.80       $15.56
                                                                                   ------       ------
Income from Investment Operations:
Net investment income........................................................        0.46         0.53
 Net realized and unrealized gains on investment transactions................        0.17         0.24
                                                                                   ------       ------
Total income from investment operations......................................        0.63         0.77
                                                                                   ------       ------
Less Dividends and Distributions:
 Dividends to shareholders from net investment income........................       (0.46)       (0.53)
 Distributions to shareholders from net realized gains on investment
   transactions..............................................................          --           --
                                                                                   ------       ------
Total Dividends and Distributions............................................       (0.46)       (0.53)
                                                                                   ------       ------
Net change in net asset value per share......................................        0.17         0.24
                                                                                   ------       ------
NET ASSET VALUE PER SHARE, END OF PERIOD.....................................   $   15.97       $15.80
                                                                                   ======       ======
Total return.................................................................        4.03%(b)      5.01%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)...........................................   $     252       $  237
 Ratio of expenses to average net assets.....................................        1.47%(c)      1.64%
 Ratio of net investment income to average net assets........................        5.74%(c)      5.60%
 Ratio of expenses to average net assets*....................................        2.17%(c)      2.25%
 Ratio of net investment income to average net assets*.......................        5.04%(c)     (4.99%)
 Portfolio turnover rate**...................................................          35%          59%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Not annualized.

(c) Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED                      PERIOD
                                                      AUGUST 31,    ------------------------------------------      ENDED
                                                         1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                                     (UNAUDITED)      1997(b)          1996           1995         1994(a)
                                                     ------------   ------------   ------------   ------------   ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.......    $   9.54       $   9.75       $   9.44       $   9.81       $  10.00
                                                       --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income.............................        0.24           0.52           0.59           0.59           0.08
 Net realized and unrealized gain (loss) on
   investment transactions.........................        0.09          (0.15)          0.33          (0.37)         (0.19)
                                                       --------       --------       --------       --------       --------
Total income (loss) from investment operations.....        0.33           0.37           0.92           0.22          (0.11)
                                                       --------       --------       --------       --------       --------
Less Dividends and Distributions:
 Dividends to shareholders from net investment
   income..........................................       (0.24)         (0.52)         (0.59)         (0.59)         (0.08)
 Dividends to shareholders from net realized gains
   on investment transactions......................       (0.03)         (0.06)         (0.02)            --             --
                                                       --------       --------       --------       --------       --------
Total Dividends and Distributions..................       (0.27)         (0.58)         (0.61)         (0.59)         (0.08)
                                                       --------       --------       --------       --------       --------
Net change in net asset value per share............        0.06          (0.21)          0.31          (0.37)         (0.19)
                                                       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD...........    $   9.60       $   9.54       $   9.75       $   9.44       $   9.81
                                                       ========       ========       ========       ========       ========
Total return (excludes sales charge)...............        3.52%++        3.92%         10.45%          2.27%         (1.10%)++
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).................    $ 35,306       $ 22,937       $ 13,179       $  1,964       $    356
 Ratio of expenses to average net assets...........        0.83%+         0.75%          0.27%          0.00%          0.00%+
 Ratio of net investment income to average net
   assets..........................................        5.62%+         5.45%          6.13%          6.43%          5.70%+
 Ratio of expenses to average net assets*..........        1.16%+         2.26%          5.00%         17.95%        160.20%+
 Ratio of net investment income (loss) to average
   net assets*.....................................        5.29%+         3.94%          1.40%        (11.52%)      (154.50%)+

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 + Annualized.

 ++ Not Annualized.

(a) Period from January 13, 1994 (inception date) to February 28, 1994.

(b) As of July 22, 1996 the Fund designated the existing series of shares as "A" shares.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           SIX MONTHS
                                                                             ENDED             PERIOD
                                                                           AUGUST 31,          ENDED
                                                                              1997          FEBRUARY 28,
                                                                          (UNAUDITED)         1997 (a)
                                                                         --------------     ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...........................      $ 9.54            $ 9.53
                                                                             ------            ------
Income from Investment Operations:
 Net investment income.................................................        0.22              0.31
 Net realized and unrealized gain on investments.......................        0.08              0.07
                                                                             ------            ------
 Total income from investment operations...............................        0.30              0.38
                                                                             ------            ------
Less Dividends and Distributions:
 Dividends to shareholders from net investment income..................       (0.22)            (0.31)
 Distributions to shareholders from net realized gains on
   investments.........................................................       (0.03)            (0.06)
                                                                             ------            ------
Total Dividends and Distributions......................................       (0.25)            (0.37)
                                                                             ------            ------
Net change in net asset value per share................................        0.05              0.01
                                                                             ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD...............................      $ 9.59            $ 9.54
                                                                             ======            ======
Total return...........................................................        3.16%(c)          3.73%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).....................................      $  415            $  332
 Ratio of expenses to average net assets...............................        1.32%(b)          1.43%(b)
 Ratio of net investment income to average net assets..................        5.12%(b)          5.41%(b)
 Ratio of expenses to average net assets*..............................        1.66%(b)          2.71%(b)
 Ratio of net investment income to average net assets*.................        4.78%(b)          4.13%(b)

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Annualized.

 (c) Non annualized.

See Notes to Financial Statements.

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                       FOR THE PERIOD
                                 --------------------------
                                   JUNE 23,      MARCH 1,
                                 1997 THROUGH  1997 THROUGH                 YEAR ENDED
                                  AUGUST 31,     JUNE 22,    ----------------------------------------
                                     1997          1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,
                                 (UNAUDITED)   (UNAUDITED)       1997          1996          1995
                                 ------------  ------------  ------------  ------------  ------------
SRF SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR...............    $10.73       $10.70        $10.87        $10.48        $11.00
                                    ------        ------        ------        ------        ------
Income from Investment
 Operations:
 Net investment income...........      0.12         0.15          0.57          0.64          0.61
 Net realized and unrealized
   gain(loss) on investment
   transactions..................        --         0.08         (0.18)         0.39         (0.46)
                                    ------        ------        ------        ------        ------
Total income (loss) from
 investment operations...........      0.12         0.23          0.39          1.03          0.15
Less Dividends and Distributions:
 Dividends to shareholders from
   net investment income.........     (0.11)       (0.16)        (0.56)        (0.64)        (0.61)
 Distributions to shareholders
   from net realized gains.......        --        (0.04)           --            --         (0.06)
                                    ------        ------        ------        ------        ------
Total Dividends and
 Distributions...................     (0.11)       (0.20)        (0.56)        (0.64)        (0.67)
                                    ------        ------        ------        ------        ------
Net change in net asset value per
 share...........................      0.01         0.03         (0.17)         0.39         (0.52)
                                    ------        ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..........................    $10.74       $10.73        $10.70        $10.87        $10.48
                                    ======        ======        ======        ======        ======
Total Return.....................      3.31%++      2.04%++       3.74%         9.90%         1.57%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (millions)....................    $   36       $   37        $   39        $   47        $   56
 Ratio of expenses to average net
   assets........................      0.95%+       0.94%         0.95%         0.95%         0.83%
 Ratio of net investment income
   (loss) to average net
   assets........................      5.62%+       5.41%         5.21%         5.74%         5.64%
 Ratio of expenses to average net
   assets*.......................      1.20%+       1.55%         1.45%         1.56%         1.41%
 Ratio of net investment income
   to average net assets*........      5.37%+       4.80%         4.71%         5.13%         5.06%
 Portfolio turnover rate.........          59%       N/A           N/A           N/A           N/A

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 ++ Not Annualized.

 + Annualized.

 (a) Represents activity of the Fund prior to its reorganization from the Intermediate Bond Fund of Collective Investment Trust for Severest Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

           FOR THE PERIOD
    -----------------------------
    DECEMBER 6,       JANUARY 1,
    1993 THROUGH     1993 THROUGH      YEAR ENDED
    FEBRUARY 28,     DECEMBER 5,      DECEMBER 31,
        1994           1993(a)          1992(a)
    ------------     ------------     ------------
       $11.14           $10.99           $11.01
       ------           ------           ------
         0.12             0.58             0.67
        (0.14)            0.15            (0.02)
       ------           ------           ------
        (0.02)            0.73             0.65
        (0.12)           (0.58)           (0.67)
           --               --               --
       ------           ------           ------
        (0.12)           (0.58)           (0.67)
       ------           ------           ------
        (0.14)            0.15            (0.02)
       ------           ------           ------
       $11.00           $11.14           $10.99
       ======           ======           ======
        (0.23)%++         6.80%++          6.04%
       $   77           $   83           $   74
         0.95%+           0.95%+           0.95%
         4.38%+           5.60%+           6.15%
         1.79%+           0.95%+           0.95%
         3.54%+           5.60%+           6.15%
          N/A               95%             154%

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                           RATINGS
                                         S&P/MOODY'S              MATURITY    PRINCIPAL       VALUE
             DESCRIPTION                 (UNAUDITED)    RATE        DATE        AMOUNT       (NOTE 2)
--------------------------------------  -------------   -----     ---------   ----------   ------------
ASSET BACKED SECURITIES -- 12.8%
AESOP Funding II Series 1997-I, Class
 A1...................................     Aaa/AAA      6.22%      10/20/01   $2,000,000   $  1,997,813
Citibank Credit Card Master Trust I
 (ZCB)................................     Aaa/AAA      0.00%      08/15/06    2,000,000      1,247,730
Contimortgage Home Equity Loan........     AAA/Aaa      6.60%      10/15/11    2,000,000      1,984,562
Contimortgage Home Equity Loan Trust
 1997-3 A5............................     AAA/Aaa      7.01%      08/15/13    2,000,000      2,015,625
Standard Credit Card Master Trust
 Series 1995-3, Class A...............     AAA/Aaa      7.85%      02/07/02    2,500,000      2.590,613
The Money Store Home Equity Trust
 Series 1996-B........................     AAA/Aaa      7.38%      05/15/17    1,000,000      1,019,222
The Money Store, Series 1997-B A5.....     AAA/Aaa      6.83%      07/15/21    2,500,000      2,507,055
World Omni Automobile Lease
 Securitization Trust, Series 1997-A,
 Class A4.............................     AAA/Aaa      6.90%      06/25/03    2,250,000      2,280,803
                                                                                            -----------
TOTAL ASSET BACKED SECURITIES (COST $15,684,499)                                             15,643,623
                                                                                            -----------
CORPORATE BONDS -- 28.2%
Aetna Services Inc....................      A2/A        6.76%      08/15/01    5,500,000      5,534,375
Bear Steams Co........................      A2/A        6.50%      07/05/00    2,000,000      2,002,500
Finova Capital Corp...................    Baa 1/A-      6.63%      09/15/01    3,500,000      3,482,500
Ford Motor Credit Co..................      A1/A+       5.75%      01/25/01    2,000,000      1,955,000
General Motors Acceptance Corp........      A3/A-       7.13%      05/01/01    3,950,000      4,014,187
General Motors Acceptance Corp........      A3/A-       6.88%      07/15/01    2,000,000      2,017,500
Hartford Life, Inc....................      A2/A        6.90%      06/15/04    3,000,000      3,003,750
International Lease Finance Corp......      A1/A+       6.88%      05/01/01    4,000,000      4,040,000
Merrill Lynch & Co., Inc..............     Aa3/AA-      6.00%      01/15/01    2,000,000      1,970,000
Morgan Stanley Debentures.............      A1/A+       9.38%      06/15/01    4,165,000      4,550,263
Waste Management Inc..................      A3/A-       6.63%      07/15/02    2,000,000      1,990,000
                                                                                            -----------
TOTAL CORPORATE BONDS (COST $34,296,226)                                                     34,560,075
                                                                                            -----------
MEDIUM TERM NOTES -- 19.5%
Associates Corp. of North America
 Underwritten Senior Notes............     Aa3/AA-      6.75%      07/15/01    4,100,000      4,125,625
Fuji Bank.............................      A3/NR       7.30%      03/29/49    3,000,000      3,018,217
Ikon Capital Inc......................      A3/A-       6.73%      06/15/01    2,500,000      2,503,125
McDonnel Douglas Financial Corp.......      A2/AA       6.83%      05/21/01    4,000,000      4,035,000
NationsBank Corp......................      A1/A+       6.09%      12/14/01    5,000,000      4,887,500
Paine Webber Group, Series C..........    Baa1/BBB+     7.31%      08/09/00    3,000,000      3,048,750
Sears Roebuck Acceptance Corp.........      A2/A-       7.00%      06/15/07    2,200,000      2,202,750
                                                                                            -----------
TOTAL MEDIUM TERM NOTES (COST $23,734,148)                                                   23,820,967
                                                                                            -----------

See Notes to Financial Statements.

                                                                   MATUITY    PRINCIPAL       VALUE
             DESCRIPTION                                RATE        DATE        AMOUNT       (NOTE 2)
--------------------------------------                  -----     ---------   ----------   ------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 4.7%
Federal Home Loan Mortgage Corp. Pool
 #160034..............................                  8.50%      12/01/07   $   56,471   $     59,418
Federal Home Loan Mortgage Corp. Pool
 #284343..............................                  8.00%      12/01/16        7,863          8,141
Federal Home Loan Mortgage Corp. Pool
 #297505..............................                  8.00%      06/01/17       17,628         18,349
Federal Home Loan Mortgage Corp. Pool
 #549837..............................                  8.00%      07/01/10      173,389        180,433
Federal Home Loan Mortgage Corp.
 Series #1501 Class G.................                  6.40%      05/15/18    2,300,000      2,288,621
Federal National Mortgage Association
 Pool #131579.........................                  6.50%      07/01/04      114,533        110,489
Federal National Mortgage Association
 Pool #286087.........................                  9.00%      06/01/24      675,990        697,748
Fncx ppl #303528......................                  6.00%      06/01/01    1,963,425      1,921,089
Government National Mortgage
 Association Pool #136688.............                  10.00%     09/15/15       25,611         28,432
Government National Mortgage
 Association Pool #166744.............                  10.00%     07/15/16      258,911        285,207
Government National Association Pool
 #209480..............................                  10.00%     07/15/17       78,783         86,785
Government National Mortgage
 Association Pool #227082.............                  10.00%     08/15/17      111,361        122,671
                                                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS..........................                                                        5,807,383
                                                                                            -----------
U.S. TREASURY OBLIGATIONS -- 32.5%
U.S. Treasury Notes...................                  7.75%      01/31/00   18,500,000     19,195,043
U.S. Treasury Notes...................                  5.63%      02/28/01    2,700,000      2,656,044
U.S. Treasury Notes...................                  5.88%      06/30/00   10,000,000      9,948,999
U.S. Treasury Notes...................                  7.00%      07/15/06    7,705,453      7,947,062
                                                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
 $38,022,147).........................                                                       39,747,148
                                                                                            -----------

                                                                                SHARES
                                                                              ----------
TEMPORARY INVESTMENTS -- 2.4%
Temporary Investment Cash Fund........                                        $1,458,382   $  1,458,382
Temporary Investment Fund.............                                         1,466,382      1,466,382
                                                                                            -----------
TOTAL TEMPORARY INVESTMENTS (COST $2,924,766)                                                 2,924,764
                                                                                            -----------
TOTAL INVESTMENTS -- 100.1% (COST $121,839,254)(a)                                          122,504,493
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                (166,158)
                                                                                            -----------
NET ASSETS -- 100.0%..................                                                     $122,338,335
                                                                                            ===========

---------------

Percentages indicated are based on net assets of $122,338,335.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized depreciation of securities as follows:

       Unrealized appreciation......................................................  $  843,444
       Unrealized depreciation......................................................    (178,205)
                                                                                      ----------
       Net unrealized depreciation..................................................  $  665,239
                                                                                      ===========

(ZCB) Zero Coupon Bond

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $121,839,254).............   $122,504,493
  Receivable for securities sold......................................      2,672,703
  Contribution receivable.............................................        297,651
  Interest receivable.................................................      1,428,852
  Deferred organization costs.........................................         17,243
  Prepaid expenses....................................................         12,014
                                                                         ------------
Total Assets..........................................................    126,932,956
                                                                         ------------
LIABILITIES:
  Withdrawal payable..................................................        385,769
  Payable for securities purchased....................................      4,122,829
  Advisory fees payable...............................................         15,191
  Audit fees payable..................................................         30,315
  Fund accounting fees payable........................................         10,020
  Legal fees payable..................................................          5,989
  Administration fees payable.........................................          2,270
  Other accrued expenses..............................................         22,238
                                                                         ------------
Total Liabilities.....................................................      4,594,621
                                                                         ------------
NET ASSETS............................................................   $122,338,335
                                                                         ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income........................................................   $4,552,804
                                                                            ----------
EXPENSES:
  Advisory fees..........................................................      279,369
  Administration fees....................................................       35,656
  Fund accounting fees and expenses......................................       54,032
  Amortization of organization costs.....................................        6,992
  Audit fees.............................................................       16,650
  Legal fees.............................................................        6,655
  Directors fees.........................................................        3,566
  Other operating expenses...............................................       10,017
                                                                            ----------
        Total Expenses...................................................      412,937
Less: Fee waivers and reimbursements.....................................     (156,639)
                                                                            ----------
Total Net Expenses.......................................................      256,298
                                                                            ----------
NET INVESTMENT INCOME....................................................    4,296,506
                                                                            ----------
REALIZED/UNREALIZED (LOSSES) ON INVESTMENTS FROM MASTER INVESTMENT TRUST,
  SERIES I -- INVESTMENT GRADE BOND PORTFOLIO:
  Net realized losses on investment transactions.........................     (405,757)
  Net change in unrealized depreciation on investments...................    1,294,579
                                                                            ----------
  Net realized / unrealized losses on investments........................      888,822
                                                                            ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $5,185,328
                                                                            ==========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1997        YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 1997
                                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............................    $  4,296,506        $   5,575,868
  Net realized gain (loss) on investment
    transactions....................................        (405,757)            (535,492)
  Net change in unrealized depreciation on
    investments.....................................       1,294,579             (681,210)
                                                        ------------         ------------
  Change in net assets resulting from operations....       5,185,328            4,359,166
                                                        ------------         ------------
TRUST SHARE TRANSACTIONS:
  Contributions.....................................      27,755,852           94,643,822
  Withdrawals.......................................     (49,759,764)         (26,135,644)
                                                        ------------         ------------
Change in net assets resulting from trust share
  transactions......................................     (22,003,912)          68,508,178
                                                        ------------         ------------
Change in net assets................................     (16,818,584)          72,867,344
NET ASSETS
  Beginning of Period...............................     139,156,919           66,289,575
                                                        ------------         ------------
  End of Period.....................................    $122,338,335        $ 139,156,919
                                                        ============         ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Investment Grade Bond Portfolio (the "Portfolio") only.

    The investment objective of the Investment Grade Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and governmental fixed income obligations and mortgage-backed securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Portfolio's investment adviser. The BISYS Group, Inc. through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership ("BISYS") served as the Portfolio's administrator thru September 15, 1997. Effective September 15, 1997, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp. serves as administrator for the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on their share of that Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of America and an Administration Agreement with BISYS thru September 15, 1997.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.45% from March 1, 1997 through June 22, 1997, and 0.30% from June 23, 1997 through August 31, 1997 of the average daily net assets of the Portfolio. For the six months ended August 31, 1997, Bank of America waived $140,896 in fees as Adviser of the Portfolio.

    As Administrator, BISYS assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, BISYS was entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended August 31, 1997, BISYS waived $15,473 in fees as Administrator of the Portfolio.

    For services provided to two of the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500 per meeting.

    For the six months ended August 31, 1997, the Investment Grade Bond Portfolio incurred legal expenses of $6,655, which was earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with BISYS. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the six months ended August 31, 1997, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                       PURCHASES        SALES
                      -----------    -----------
U.S. Government.....  $48,542,025    $14,952,580
Other...............   30,379,434     80,454,007
                      -----------    -----------
Total...............  $78,921,459    $95,406,587
                      ===========    ===========

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Investment Grade Bond Portfolio had the following concentrations by industry sector at August 31, 1997 (as a percentage of total investments):

Asset-Backed Securities.............    12.8
Corporate Bonds.....................    28.2
Medium Term Notes...................    19.5
Temporary Investments...............     2.4
U.S. Government Agency
 Obligations........................     4.7
U.S. Treasury Notes.................    32.4
                                       -----
                                       100.0%
                                       =====

MASTER INVESTMENT TRUST SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                          FOR THE SIX                               YEAR ENDED
                         MONTHS ENDED      ------------------------------------------------------------
                        AUGUST 31, 1997    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                          (UNAUDITED)          1997            1996            1995           1994*
                        ---------------    ------------    ------------    ------------    ------------
Ratio of expenses to
 average net assets...        0.36%**          0.35%           0.18%           0.25%           0.41%**
Ratio of net
 investment income to
 average net assets...        6.03%**          5.86%           6.47%           6.22%           4.93%**
Ratio of expenses to
 average net
 assets(a)............        0.58%**          0.65%           0.68%           0.75%           0.91%**
Ratio of net
 investment income to
 average net
 assets(a)............        5.81%**          5.56%           5.97%           5.72%           4.43%**
Portfolio Turnover....          59%              83%            172%            240%             32%

---------------
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 * For the period December 6, 1993 (commencement of operations) through February 28, 1994.

** Annualized.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237

                               [PACIFIC HORIZON LOGO]

                      Provident Distributor, Inc., Distributor
     TFI-0011 10/97

                   PACIFIC HORIZON INTERNATIONAL EQUITY FUND
                               SEMI-ANNUAL REPORT
                                AUGUST 31, 1997




                           INTERNATIONAL EQUITY FUND




                               INVESTING FOR ALL
                             THE TIMES OF YOUR LIFE




                                NOT FDIC INSURED


                   PACIFIC HORIZON INTERNATIONAL EQUITY FUND

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                    CONTENTS

                      .    FUND FACTS                              2-3
                      .
                      .    UNDERSTANDING YOUR SHAREHOLDER
                      .      REPORT                                4-6
                      .
                      .    ECONOMIC REVIEW FROM THE INVESTMENT
                      .      ADVISER                               8-9
                      .
                      .    PACIFIC HORIZON INTERNATIONAL
                      .      EQUITY FUND
                      .
                      .      Portfolio of Investments            10-14
                      .
                      .      Statement of Assets
                      .        and Liabilities                      15
                      .
                      .      Statement of Operations                16
                      .
                      .      Statements of Changes
                      .        in Net Assets                        17
                      .
                      .    NOTES TO FINANCIAL STATEMENTS         18-26
                      .
                      .    FINANCIAL HIGHLIGHTS                  27-28

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           VALUE
                              DESCRIPTION                                  SHARES        (NOTE 2)
------------------------------------------------------------------------  ---------     -----------
COMMON STOCKS--84.1%
ARGENTINA--0.9%
 Banco de Galicia ADR...................................................      2,300     $    68,712
 Banco de Galicia y Buenos Aires S.A. de C.V.*..........................     13,500         101,250
 Quilmes Industrial ADR.................................................      9,100         121,712
                                                                                        -----------
                                                                                            291,674
                                                                                        -----------
AUSTRALIA--2.7%
 Boral Ltd..............................................................     15,343          44,692
 Broken Hill Proprietary Co. Ltd........................................     18,002         225,600
 Crown Ltd. *...........................................................    160,000         196,050
 Goodman Fielder Ltd....................................................    127,398         182,274
 ICI Australia Ltd. 144A................................................     13,303         123,961
 Pioneer International Ltd..............................................     36,000         120,976
                                                                                        -----------
                                                                                            893,553
                                                                                        -----------
AUSTRIA--0.6%
 OMV AG.................................................................      1,400         184,564
                                                                                        -----------
BELGIUM--0.5%
 Credit Communal Holding/Dexia..........................................      1,740         166,217
                                                                                        -----------
BRAZIL--1.5%
 Aracruz Cellulose ADR..................................................      3,500          71,312
 Centrais Electricas Brasileiras ADR....................................      3,550          76,073
 Companhia Energetica de Minas Gerais ADR...............................        900          40,468
 Companhia Energetica de Minas Gerais...................................  1,485,000          66,801
 Petroleo Brasiliero ADR................................................      3,800          95,350
 Telebras ADR...........................................................      1,336         157,648
                                                                                        -----------
                                                                                            507,652
                                                                                        -----------
CANADA--2.1%
 Alcan Aluminium Ltd....................................................      2,700          94,324
 Canadian Imperial Bank Of Commerce.....................................      7,300         189,033
 Canadian Pacific, Ltd. ADR.............................................     11,200         329,700
 CanWest Global Communications Corp. ADR *..............................      6,100         100,650
                                                                                        -----------
                                                                                            713,707
                                                                                        -----------
CHILE--0.5%
 Embotelladora Andina S.A. Series B ADR.................................      3,000          69,375
 Embotelladora Andina S.A. ADR..........................................        300           7,369
 Enersis S.A. ADR.......................................................      3,000         106,687
                                                                                        -----------
                                                                                            183,431
                                                                                        -----------
CHINA--0.3%
 China Southern Airlines Co. Ltd. ADR...................................      3,200         100,600
                                                                                        -----------
DENMARK--2.0%
 Tele Danmark A/S.......................................................      1,800          94,286
 Unidanmark A/S.........................................................     10,000         585,156
                                                                                        -----------
                                                                                            679,442
                                                                                        -----------
FINLAND--2.0%
 Kesko..................................................................     10,400         133,093
 Metsa Serla-B Shares...................................................     14,500         120,148
 Nokia Corp. ADR........................................................      2,400         186,000

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                  SHARES        (NOTE 2)
------------------------------------------------------------------------  ---------     -----------
 Oy Nokia AB............................................................      1,600     $   123,739
 Rauma Oy...............................................................      5,000         102,195
                                                                                        -----------
                                                                                            665,175
                                                                                        -----------
FRANCE--7.3%
 Assurance Generales de France..........................................      7,090         253,285
 Banque Nationale de Paris..............................................      6,909         294,590
 Credit Commercial de France............................................      3,900         193,064
 Elf Aquitaine..........................................................      2,100         233,360
 Havas S.A..............................................................      5,692         347,557
 PSA Peugeot Citroen....................................................      1,670         187,226
 Remy Cointreau.........................................................      4,880          97,049
 Rhone-Poulenc..........................................................      6,911         253,489
 Societe Generale.......................................................      3,135         389,146
 Total S.A..............................................................      1,900         177,979
                                                                                        -----------
                                                                                          2,426,745
                                                                                        -----------
GERMANY--7.0%
 Bayer AG...............................................................     10,400         382,645
 Degussa AG.............................................................      1,700          82,895
 Deutsche Lufthansa AG..................................................      8,100         163,822
 Hornbach Holdings AG...................................................      2,470         171,765
 Karstadt AG............................................................      1,175         406,924
 MAN AG.................................................................      1,020         278,639
 Mannesmann AG..........................................................        580         267,069
 Metallgesellschaft AG..................................................      9,300         200,718
 ProSieben Media AG 144A *..............................................      5,520         249,282
 Siemens AG.............................................................      2,400         146,950
                                                                                        -----------
                                                                                          2,350,709
                                                                                        -----------
HONG KONG--2.0%
 Hutchison Whampoa Ltd..................................................     19,000         158,133
 Hysan Development Co., Ltd.............................................     32,000          92,906
 New World Development Co., Ltd.........................................      9,000          56,092
 Sun Hung Kai Properties................................................      9,600         109,009
 Swire Pacific Ltd......................................................     25,000         191,134
 Tingyi (Cayman Islands) Holding Co.....................................    270,000          61,666
                                                                                        -----------
                                                                                            668,940
                                                                                        -----------
INDIA--0.2%
 Ranbaxy Laboratories Ltd. GDR..........................................        900          19,057
 State Bank of India GDR................................................      2,000          39,500
                                                                                        -----------
                                                                                             58,557
                                                                                        -----------
INDONESIA--0.9%
 Bank Negara Indonesia..................................................     88,000          28,069
 Indonesian Satellite ADR...............................................      7,200         156,150
 Jaya Real Property.....................................................     58,000          40,000
 Kalbe Farma............................................................     94,000          60,776
                                                                                        -----------
                                                                                            284,995
                                                                                        -----------
IRELAND--1.7%
 Allied Irish Banks PLC.................................................     10,000          84,377
 Bank of Ireland........................................................      6,095          69,460
 Jefferson Smurfit Group PLC............................................    131,000         434,279
                                                                                        -----------
                                                                                            588,116
                                                                                        -----------
ITALY--2.8%
 Fiat SPA...............................................................    116,600         357,956
 Istituto Bancario San Paolo di Torino..................................      6,200          43,195
 Istituto Bancario San Paolo di Torino 144A.............................      9,600          67,317

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                  SHARES        (NOTE 2)
------------------------------------------------------------------------  ---------     -----------
 Mondadori (Arnoldo) Editore SPA........................................     24,000     $   141,376
 Telecom Italia SPA.....................................................     54,440         323,156
                                                                                        -----------
                                                                                            933,000
                                                                                        -----------
JAPAN--17.2%
 Aisin Seiki Co., Ltd...................................................     20,000         271,546
 Asahi Organic Chemicals Industry Co., Ltd..............................      4,000          16,889
 Dai Nippon Printing Co. Ltd............................................      6,000         125,176
 Eisai Co., Ltd.........................................................     15,000         284,378
 Exedy Corp.............................................................     14,000         112,311
 Fuji Machine Manufacturing Co..........................................      9,000         309,214
 Fukuda Denshi..........................................................      3,000          51,660
 Hitachi Ltd............................................................     17,000         156,222
 Japan Associated Finance...............................................      1,000          53,812
 JGC Corp...............................................................     38,000         160,444
 Kyudenko Co., Ltd......................................................      5,000          33,198
 Mabuchi Motor..........................................................      6,000         318,901
 Maruichi Steel Tube....................................................     13,000         188,343
 Matsumotokiyoshi.......................................................      5,000         190,413
 Matsushita Electric Industrial Co., Ltd................................     17,000         312,443
 Mazda Motor Corporation *..............................................     94,000         319,066
 Meiwa Estate Co., Ltd..................................................      2,000          38,083
 Mitsubishi Heavy Industries, Ltd.......................................     15,000          99,222
 Murata Manufacturing Co., Ltd..........................................      5,000         203,245
 Namco Ltd..............................................................      9,000         303,254
 NGK Spark Plug Co......................................................     11,500          98,063
 Nikko Securities Co., Ltd..............................................     20,000          94,213
 Nippon Television Network..............................................        480         168,093
 Okumura................................................................     10,000          55,882
 Otsuka Kagu............................................................      1,800         120,705
 Royal Ltd..............................................................      4,000          54,971
 Sakura Bank Ltd........................................................     49,000         288,021
 Sanwa Bank.............................................................     12,000         149,019
 Sawako Corp............................................................      1,250          11,694
 Shimachu...............................................................      5,000         112,592
 Sony Music Entertainment, Inc..........................................      9,000         353,920
 Square Co., Ltd........................................................      3,000         106,549
 Sumitomo Rubber Industries.............................................     48,000         277,374
 Tokyo Steel Manufacturing..............................................      3,300          26,801
 Toyo Ink Manufacturing.................................................     25,000          76,165
 Yamato Kogyo Co., Ltd..................................................     25,000         217,319
                                                                                        -----------
                                                                                          5,759,201
                                                                                        -----------
MALAYSIA--0.7%
 Land & General Holdings................................................     37,000          27,736
 Renong Berhad..........................................................     27,000          27,725
 Resorts World Berhad...................................................     17,000          32,586
 Sime Darby Berhad......................................................     52,000         122,814
 Sungei Way Holdings Berhad.............................................     19,000          22,372
                                                                                        -----------
                                                                                            233,233
                                                                                        -----------
MEXICO--2.6%
 Corporacion Geo, S.A. de C.V. *........................................     16,600         100,270
 Fomento Economico Mexicano, S.A. de C.V. *.............................      6,700          45,895
 Grupo Financiero Bancomer, S.A. de C.V.................................     83,300          51,601
 Grupo Televisa S.A. *..................................................      9,400         154,754
 Kimberly Clark de Mexico ADR...........................................      6,000         134,976
 Kimberly Clark de Mexico, S.A. de C.V..................................     50,000         224,907
 Panamerican Beverages, Inc. ADR........................................      5,100         153,319
                                                                                        -----------
                                                                                            865,722
                                                                                        -----------

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                  SHARES        (NOTE 2)
------------------------------------------------------------------------  ---------     -----------
NETHERLANDS--2.3%
 AKZO Nobel.............................................................      1,430     $   221,775
 ING Groep N.V..........................................................      7,043         306,684
 Polygram NV............................................................      4,800         250,581
                                                                                        -----------
                                                                                            779,040
                                                                                        -----------
NEW ZEALAND--1.1%
 Air New Zealand Ltd....................................................     23,000          62,295
 Brierley Investments Ltd...............................................     64,000          54,912
 Carter Holt Harvey Ltd.................................................     34,000          70,535
 Telecom Corp. of New Zealand Ltd. ADR..................................      4,900         192,631
                                                                                        -----------
                                                                                            380,373
                                                                                        -----------
NORWAY--2.0%
 Nycomed ASA............................................................     13,810         276,488
 Saga Petroleum ASA.....................................................     17,800         376,634
                                                                                        -----------
                                                                                            653,122
                                                                                        -----------
PERU--0.2%
 Compania de Minas Buenaventura S.A. ADR................................      3,000          55,500
                                                                                        -----------
PHILIPPINES--0.3%
 Philippine Long Distance Telephone Co. ADR.............................      2,400          60,600
 Pilipino Telephone Corp. *.............................................     93,000          29,661
                                                                                        -----------
                                                                                             90,261
                                                                                        -----------
SINGAPORE--1.2%
 Development Bank of Singapore Ltd......................................     11,000         116,287
 Keppel Fels Ltd........................................................     22,000          56,399
 Keppel Corp. Ltd.......................................................     25,000          89,197
 Keppel Land Ltd........................................................     43,000         111,939
 United Overseas Bank Ltd...............................................      4,000          30,922
                                                                                        -----------
                                                                                            404,744
                                                                                        -----------
SPAIN--1.6%
 Banco Popular..........................................................      1,550         346,490
 Empressa Nacional de Electricidad, S.A.................................      3,060          61,638
 Endesa ADR.............................................................      7,100         143,775
                                                                                        -----------
                                                                                            551,903
                                                                                        -----------
SWEDEN--2.3%
 ABB AB.................................................................      5,200          75,693
 Nordbanken AB..........................................................      7,700         244,724
 Pharmacia & Upjohn, Inc................................................     10,200         346,224
 Sparbanken Sverige AB, Swedbank........................................      4,460          96,957
                                                                                        -----------
                                                                                            763,598
                                                                                        -----------
SWITZERLAND--1.2%
 Ciba Speciality Chemicals AG *.........................................         30           2,590
 Nestle AG..............................................................        261         303,366
 Sulzer AG..............................................................        132          92,499
                                                                                        -----------
                                                                                            398,455
                                                                                        -----------
THAILAND--0.7%
 Bec World Public Co., Ltd..............................................     10,100          64,474
 Land and House Public Co., Ltd.........................................     35,118          39,848
 PTT Exploration & Production Public Co., Ltd...........................      4,600          49,031
 Siam City Cement Public Co., Ltd.......................................      6,000          20,029
 Siam Commercial Bank & Public Co., Ltd.................................      9,500          24,063
 Thai Airways International Public Co., Ltd.............................     28,000          32,387
                                                                                        -----------
                                                                                            229,832
                                                                                        -----------

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                  SHARES        (NOTE 2)
------------------------------------------------------------------------  ---------     -----------
UNITED KINGDOM--15.7%
 Amersham International PLC.............................................      2,300     $    71,494
 Associated British Foods PLC...........................................     38,000         319,709
 Bank of Scotland.......................................................     23,000         155,105
 Bass PLC...............................................................     14,000         187,689
 Billiton PLC *.........................................................     63,700         247,831
 BOC Group PLC..........................................................     14,063         242,677
 Boots Co. PLC..........................................................     19,600         253,709
 British Petroleum Co. PLC..............................................     29,300         409,667
 BTR PLC................................................................     54,000         190,834
 Burmah Castrol PLC.....................................................     18,300         305,409
 Carlton Communications PLC.............................................     44,000         350,218
 Cookson Group PLC......................................................     87,896         360,491
 De La Rue PLC..........................................................      8,900          56,773
 Guinness PLC...........................................................     34,000         301,213
 Johnson Matthey PLC....................................................      2,300          23,434
 PowerGen PLC...........................................................     21,600         273,645
 Rank Group PLC.........................................................     65,000         372,484
 Reckitt & Colman PLC...................................................     12,000         185,095
 Royal & Sun Alliance Group PLC.........................................     14,000         113,476
 Royal Bank of Scotland Group...........................................     11,300         107,345
 Sainsbury (J) PLC......................................................     31,000         216,844
 Zeneca Group PLC.......................................................     16,500         523,187
                                                                                        -----------
                                                                                          5,268,329
                                                                                        -----------
TOTAL COMMON STOCKS (COST $27,949,389)..................................                 28,130,390
                                                                                        -----------
OPTIONS--0.0%
 Brazilian Option due 01/16/98 (Cost $1,682)............................         29           1,339
                                                                                        -----------

                                                               MATURITY   PRINCIPAL
                                                     RATE        DATE       AMOUNT
                                                     -----     --------   ----------
U. S. TREASURY OBLIGATIONS--0.4%
 U.S. Treasury Bills...............................  5.10%     10/30/97     100,000         99,134
 U.S. Treasury Bills...............................  5.10%     11/20/97      50,000         49,441
                                                                                       -----------
TOTAL U. S. TREASURY OBLIGATIONS (COST $148,598)....................................       148,575
                                                                                       -----------
REPURCHASE AGREEMENTS--15.9%
Paribas, dated 8/29/97, with a maturity value of
$5,324,275 (Collateralized by $5,530,000 U.S.
Treasury Securities, 5.54%, 1/2/98, market
value--$5,529,215) (Cost $5,321,000; Note 2).......  5.54%     09/02/97   5,321,000      5,321,000
                                                                                       -----------
TOTAL INVESTMENTS--100.4% (COST $33,420,669)(A).....................................    33,601,304
LIABILITIES IN EXCESS OF ASSETS--(0.4%).............................................      (137,280)
                                                                                       -----------
NET ASSETS--100.0%..................................................................   $33,464,024
                                                                                       ===========

---------------
Percentages indicated are based on net assets of $33,464,024.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation..................................    $ 1,976,111
             Unrealized depreciation..................................     (1,795,476)
                                                                          -----------
             Net unrealized appreciation..............................    $   180,635
                                                                          ===========

* Represents a non-income producing security.

ADR -- American Depository Receipt.

PLC -- Public Limited Company.

See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $28,099,669)...............   $28,280,304
  Repurchase agreements (cost $5,321,000)..............................     5,321,000
  Cash.................................................................           778
  Interest and dividend receivable.....................................        38,672
  Receivable for capital shares sold...................................       359,357
  Receivable for investment securities sold............................       137,008
  Forward currency contracts -
    net amount receivable from counterparties..........................           682
  Prepaid expenses.....................................................        41,657
                                                                          -----------
Total Assets...........................................................    34,179,458
                                                                          -----------
LIABILITIES:
  Payable for capital shares redeemed..................................        67,222
  Payable for securities purchased.....................................       587,158
  Net payable for variation margin on futures contracts................        27,382
  Other accrued expenses...............................................        33,672
                                                                          -----------
Total Liabilities......................................................       715,434
                                                                          -----------
NET ASSETS.............................................................   $33,464,024
                                                                          ===========
Net Assets
  A Shares.............................................................   $33,183,523
  K Shares.............................................................       280,501
                                                                          -----------
Total..................................................................   $33,464,024
                                                                          ===========
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares.............................................................     3,161,599
  K Shares.............................................................        26,902
                                                                          -----------
Total..................................................................     3,188,501
                                                                          ===========
NET ASSET VALUE
A Shares -- Redemption Price Per Share.................................        $10.50
                                                                               ======
  Maximum Sales Charge (A Shares)......................................          4.50%
  Maximum Offering Price (A Shares)
    (Net Asset Value of A Shares/ (100%-Maximum Sales Charge)).........        $10.99
                                                                               ======
K Shares -- Offering and Redemption Price Per Share....................        $10.43
                                                                               ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par.......................................   $     3,188
  Additional paid-in capital...........................................    32,532,441
  Accumulated undistributed net investment income......................       186,188
  Accumulated net realized gains on investment and foreign currency
    transactions, forward contracts and futures contracts..............       489,195
  Net unrealized appreciation on investments, forward contracts and
    futures contracts..................................................       251,513
  Net unrealized appreciation from foreign currency transactions.......         1,499
                                                                          -----------
NET ASSETS, AUGUST 31, 1997............................................   $33,464,024
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $34,250)....................   $ 262,368
Interest.................................................................      91,349
                                                                             --------
                                                                              353,717
                                                                             --------
EXPENSES:
  Investment advisory fees...............................................      93,847
  Custodian and fund accounting fees.....................................      85,888
  Shareholder service fees (A and K shares)..............................      31,282
  Reports to shareholders................................................      28,622
  Administration fees....................................................      25,026
  Registration fees......................................................      21,395
  Audit fees.............................................................      15,404
  Transfer agent fees....................................................      13,432
  Other expenses.........................................................       6,321
  Legal fees.............................................................         429
                                                                             --------
                                                                              321,646
Less: Fee waivers and expense reimbursements.............................    (172,984)
                                                                             --------
Total Net Expenses.......................................................     148,662
                                                                             --------
NET INVESTMENT INCOME....................................................     205,055
                                                                             --------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gain on investment and foreign currency transactions,
    forward contracts and futures contracts..............................     489,195
  Net change in unrealized appreciation on investments, forward contracts
    and futures contracts................................................     239,264
  Net change in unrealized depreciation from foreign currency
    transactions.........................................................      17,962
                                                                             --------
Net realized / unrealized gains on investments...........................     746,421
                                                                             --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $ 951,476
                                                                             ========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED
                                                          AUGUST 31,      PERIOD ENDED
                                                             1997         FEBRUARY 28,
                                                          (UNAUDITED)       1997 (A)
                                                          -----------     ------------
INVESTMENT ACTIVITIES:

OPERATIONS:
  Net investment income................................   $   205,055     $    29,109
  Net realized gains on investment and foreign currency
    transactions, forward contracts and futures
    contracts..........................................       489,195          55,351
  Net change in unrealized appreciation on investments,
    forward contracts and futures contracts............       239,264          12,249
  Net change in unrealized depreciation on foreign
    currency transactions..............................        17,962         (16,463)
                                                          -----------     -----------
Change in net assets resulting from operations.........       951,476          80,246
                                                          -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investment transactions:
    Class A Shares.....................................       (87,952)        (14,330)
    Class K Shares.....................................          (935)           (110)
                                                          -----------     -----------
Change in net assets from shareholder distributions....       (88,887)        (14,440)
                                                          -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..........................    20,572,910      20,137,406
  Dividends reinvested.................................        46,648           8,601
  Cost of shares redeemed..............................    (4,351,601)     (3,878,335)
                                                          -----------     -----------
Change in net assets from capital share transactions...    16,267,957      16,267,672
                                                          -----------     -----------
Change in net assets...................................    17,130,546      16,333,478
NET ASSETS:
  Beginning of Period..................................    16,333,478              --
                                                          -----------     -----------
  End of Period (including undistributed net investment
    income of $186,188 and distributions in excess of
    $18,867, respectively.)............................   $33,464,024     $16,333,478
                                                          ===========     ===========

---------------

(a) Period from May 13, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon International Equity Fund ("the Fund"). The Fund commenced operations on May 13, 1996. The Fund offers A Shares and, effective July 22, 1996, began offering K Shares. A Shares have a Shareholder Services Plan while K Shares have a Distribution Plan and Administrative and Shareholder Services Plan.

    The Fund seeks to acheive its investment objective of long-term capital growth by investing primarily in foreign equity securities.

    Prior to September 1, 1996, the Fund sought to achieve its investment objective by investing substantially all of its assets in the Pacific Horizon International Equity Portfolio of the Master Investment Trust, Series I (the "Portfolio"), an open-end management investment company that had the same investment objective as that of the Fund. Effective September 1, 1996, the Fund withdrew its investment in the Portfolio and began investing its assets directly in investment securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Fund. The Fund bears all fees and expenses charged by PFPC for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Fund for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sale price as quoted by their principal exchange on the date of valuation or, if none is available, at the mean between the current quoted bid and ask prices on the date of valuation as provided by investment dealers. Securities for which no market valuations are available are valued in good faith as determined by the Fund's Board of Directors. Short-term debt securities with less than 60 days to maturity are valued at amortized cost, which approximates market value. Trading in foreign securities is generally completed prior to the end of regular trading on the New York Stock Exchange (the "Exchange"). Trading may occur in foreign securities on Saturdays and U.S. holidays and at other times when the Exchange is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of net asset value per share of the Fund on days when net asset value is not calculated and on days which shareholders of the Fund cannot redeem.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    Prior to September 1, 1996, the Fund recorded its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Master Investment Trust, Series I -- International Equity Portfolio on a daily basis, based upon the value of its investment in the Portfolio. The fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the fund on a straight line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Fund's net investment income, if any, is declared and paid as a dividend at least annually to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Fund can be offset by capital loss carryovers of the Fund, such gains will not be distributed. Dividends and distributions are recorded by the Fund on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                ACCUMULATED
               UNDISTRIBUTED   ACCUMULATED
                    NET        NET REALIZED
                INVESTMENT     GAIN/(LOSS)
                  INCOME      ON INVESTMENTS
               -------------  --------------
International
 Equity Fund     $  47,976      $  (47,976)

FEDERAL INCOME TAXES:

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    Currency losses incurred after October 31 for the Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such currency losses of $28,470 after October 31, 1996.

FOREIGN CURRENCY TRANSLATION:

    The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

    The Fund may enter into forward foreign currency exchange contracts in connection with purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The objective of the Fund's forward foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Statement of Assets and Liabilities and the Statement of Operations. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    The Fund had the following outstanding forward foreign currency exchange contracts at August 31, 1997:

                                                 VALUE AT
FORWARD FOREIGN                   SETTLEMENT    SETTLEMENT     CURRENT      UNREALIZED
CURRENCY CONTRACTS                   DATE          DATE         VALUE       GAIN/(LOSS)
--------------------------------  ----------    ----------    ----------    -----------
Purchase Contracts:
Australian Dollar...............   09/04/97     $   93,732    $   93,328      $  (404)
Australian Dollar...............   09/30/97        202,580       198,025       (4,555)
Canadian Dollar.................   09/03/97         83,387        83,391            4
Canadian Dollar.................   09/18/97        387,339       387,040         (299)
French Franc....................   09/30/97        482,987       490,225        7,238
German Marks....................   09/18/97        473,444       465,849       (7,595)
Italian Lira....................   09/19/97        124,066       120,217       (3,849)
Spanish Peseta..................   09/02/97        102,890       102,407         (483)
Spanish Peseta..................   09/19/97        259,313       265,648        6,335
Swedish Krona...................   09/26/97        228,318       232,562        4,244
UK Pounds.......................   09/02/97         22,034        22,149          115
UK Pounds.......................   09/03/97          7,150         7,179           29
UK Pounds.......................   09/04/97         43,819        43,902           83
                                                ----------    ----------      -------
                                                $2,511,059    $2,511,921      $   863
                                                ==========    ==========      =======
Sale Contracts:
Italian Lira....................   09/19/97     $    9,051    $    9,227      $  (176)
Mexican Peso....................   09/02/97          7,801         7,805           (4)
                                                ----------    ----------      -------
                                                $   16,852    $   17,031      $  (180)
                                                ==========    ==========      =======

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. Such unrealized gains and losses are included in the caption "Net unrealized appreciation on investment transactions and futures contracts" in the Statement of Assets and Liabilities. The Fund agrees to receive from or pay to the broker an amount of "variation margin" and are included as a payable or receivable in the Statement of Assets and Liabilities. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Such gains or losses are included in the caption "Accumulated net realized gain on investment transactions and futures contracts" in the Statement and Assets and Liabilities. The Fund enters into futures contracts to hedge a portion of its portfolio.

    The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

    The Fund had the following open futures contracts at August 31, 1997:

                                     NUMBER        CONTRACT     EXPIRATION    UNREALIZED
                                  OF CONTRACTS      VALUE          DATE       GAIN/(LOSS)
                                  ------------    ----------    -----------   -----------
Purchased:
AUSD All Ordinaries............         100       $  188,348     09/30/97      $  (9,538)
Canadian Index.................         500          125,081     09/18/97             36
Canadian Index.................        1000          249,945     09/18/97        (10,444)
France CAC Index...............         800          364,947     09/30/97        (22,282)
Germany DAX Index..............         200          434,974     09/18/97         (4,128)
Hang-Seng Index (Hong Kong)....         150          269,039     09/29/97        (38,711)
Milan MIB30 Index (Italy)......      10,000          120,736     09/19/97         17,371
Madrid IBEX Index (Spain)......       3,000          128,673     09/19/97         (3,973)
Madrid IBEX Index (Spain)......       3,000          128,673     09/19/97         (5,550)
OMX Index (Sweden).............         300           92,295     09/26/97         (8,743)
OMX Index (Sweden).............         400          123,461     09/26/97         (9,773)
                                                  ----------                    --------
  Totals.......................                   $2,226,172                   $ (95,735)
                                                  ==========                    ========

    The aggregate market value of cash or eligible securities pledged to cover margin requirements for open futures positions at August 31, 1997 was $4,428,656.

REPURCHASE AGREEMENTS:

    The Fund's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Fund has an Investment Advisory Agreement with Bank of America, an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Fund, which is accrued daily and payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended August 31, 1997, Bank of America agreed to waive $93,846 for the Fund. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee from the Fund, which is accrued daily and payable monthly, at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended August 31, 1997, BISYS agreed to waive its fee of $25,026 as Administrator for the Fund. For the same period, Bank of America reimbursed $31,083 for operating expenses of the Fund.

    For the six months ended August 31, 1997, the Distributor advised the Fund that it retained $13,448 from commissions earned on sales of the Fund's shares. For the same period, Bank of America and its affiliates advised the Funds that they retained $58,503 from commissions earned on sales of shares of the Fund.

    The Fund has a Shareholder Service Plan (the "Plan") under which the Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of the Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, the Fund incurred charges of $31,001, pursuant to the Plan. The Fund was advised that of these amounts the Distributor retained $6,301 and affiliates of Bank of America retained $1,787. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess cost will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred. For the six months ended August 31, 1997, BISYS waived $22,822 of A Shares' shareholder servicing fees.

    The Fund has a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Fund. Under the Distribution Plan, the Fund pays the Distributor for expenses primarily intended to result in the sale of the Fund's K Shares. Under the Distribution Plan, payments by the Fund for distribution expenses may not exceed 0.75% of the average daily net assets of the Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the

Fund pays for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of the Fund's K Shares. For the six months ended August 31, 1997, the Fund incurred charges of $281, pursuant to the plan. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of the Fund's K Shares. For the six months ended August 31, 1997, BISYS waived $207 in K Share shareholder servicing fees.

    BISYS Ohio serves the Fund as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $13,432 from the Fund for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Fund incurred legal charges totaling $429 which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $24 for the Fund, for the six months ended August 31, 1997.

NOTE 5--SECURITIES TRANSACTIONS

    For the six months ended August 31, 1997, the cost of purchases and the proceeds from the sales of the Fund's portfolio securities (excluding short-term investments) amounted to $13,235,867 and $3,868,569, respectively.

NOTE 6--CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Fund are summarized below:

                                         SIX MONTHS
                                      AUGUST 31, 1997                   PERIOD ENDED
                                        (UNAUDITED)               FEBRUARY 28, 1997(a)(b)
                                 --------------------------      --------------------------
                                  SHARES          AMOUNT          SHARES          AMOUNT
                                 ---------      -----------      ---------      -----------
A Shares Issued...............   1,930,686      $20,340,589      2,025,050      $20,020,078
  Reinvested..................       4,248           45,713            856            8,491
  Redeemed....................    (409,435)      (4,271,039)      (389,806)      (3,877,701)
                                 ---------      -----------      ---------      -----------
Net increase..................   1,525,499      $16,115,263      1,636,100      $16,150,868
                                 =========      ===========      =========      ===========
K Shares Issued...............      22,425      $   232,321         11,805      $   117,328
  Reinvested..................          87              935             11              110
  Redeemed....................      (7,361)         (80,562)           (65)            (634)
                                 ---------      -----------      ---------      -----------
Net increase..................      15,151      $   152,694         11,751      $   116,804
                                 =========      ===========      =========      ===========

------------------

(a) Period from May 13, 1996 (inception date of Fund) to February 28, 1997, for the A Shares.

(b) Period from July 22, 1996 (inception date of K Shares) to February 28, 1997, for the K Shares.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                        ENDED
                                                     AUGUST 31,     PERIOD ENDED
                                                        1997        FEBRUARY 28,
                                                     (UNAUDITED)      1997(a)
                                                     -----------    ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD....     $  9.91        $  10.00
                                                       -------         -------
Income from Investment Operations:
  Net investment income...........................        0.07           (0.01)
  Net realized and unrealized gains on investment
    transactions, forward contracts, foreign
    currency transactions and futures contracts...        0.56           (0.07)
                                                       -------         -------
Total income from investment operations...........        0.63           (0.08)
Distributions to shareholders from net realized
  gains on investment transactions................       (0.04)          (0.01)
                                                       -------         -------
Net change in net asset value per share...........        0.59           (0.09)
                                                       -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD..........     $ 10.50        $   9.91
                                                       =======         =======
Total return (excludes sales charge)..............        6.32%(b)       (0.79%)(b)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)...............     $33,184        $ 16,217
  Ratio of expenses to average net assets.........        1.18%(c)        0.92%(c)
  Ratio of net investment income to average net
    assets........................................        1.64%(c)        0.40%(c)
  Ratio of expenses to average net assets*........        2.56%(c)        3.92%(c)
  Ratio of net investment income to average net
    assets*.......................................        0.26%(c)       (2.61%)(c)
  Portfolio turnover rate.........................          18%(b)         114%(b)
  Average commission rate paid(d).................     $0.0156        $ 0.0353

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from May 13, 1996 (inception date of fund) to February 28, 1997.

(b) Not annualized.

(c) Annualized.

(d) Represents the dollar amount of commissions paid on Fund transactions divided by the total number of shares purchased or sold for which commissions were charged and is calculated on the basis of the Fund as a whole or without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(a)
                                                        -----------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......     $  9.88        $   9.82
                                                          -------         -------
Income from Investment Operations:
  Net investment income (loss).......................        0.06           (0.01)
  Net realized and unrealized gains on investment
    transactions, forward contracts, foreign currency
    transactions and futures contracts...............        0.53            0.08
                                                          -------         -------
Total income from investment operations..............        0.59            0.07
Distributions to shareholders from net realized gains
  on investment transactions.........................       (0.04)          (0.01)
                                                          -------         -------
Net change in net asset value per share..............        0.55            0.06
                                                          -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD.............     $ 10.43        $   9.88
                                                          =======         =======
Total return.........................................        5.93%(b)        0.72%(b)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)..................     $   280        $    116
  Ratio of expenses to average net assets............        1.68%(c)        1.49%(c)
  Ratio of net investment income to average net
    assets...........................................        1.21%(c)       (0.31%)(c)
  Ratio of expenses to average net assets*...........        3.29%(c)        3.53%(c)
  Ratio of net investment income to average net
    assets*..........................................       (0.40%)(c)      (2.34%)(c)
  Portfolio turnover rate............................          18%(b)         114%(b)
  Average commission rate paid(d)....................     $0.0156        $ 0.0353

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Not annualized.

(c) Annualized.

(d) Represents the dollar amount of commission paid on Fund transactions divided by the total number of shares purchased or sold for which commissions were charged and is calculated on the basis of the Fund as a whole or without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                        --------------
                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237
                                                        --------------

                         [PACIFIC HORIZONS FUNDS LOGO]

                      Provident Distributor, Inc., Distributor

     IEQ-0022 10/97

                   PACIFIC HORIZON TAXABLE MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1997




                                   Prime Fund

                                 Treasury Fund

                                Government Fund

                               Treasury Only Fund




                               Investing For All
                             The Times Of Your Life




                                NOT FDIC INSURED


                   PACIFIC HORIZON TAXABLE MONEY MARKET FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                   CONTENTS

                             .  FUND FACTS                             2-3
                             .
                             .  UNDERSTANDING YOUR SHAREHOLDER
                             .    REPORT                               4-6
                             .
                             .  ECONOMIC REVIEW FROM THE INVESTMENT
                             .    ADVISER                              8-9
                             .
                             .  PORTFOLIO OF INVESTMENTS             10-24
                             .
                             .    Statements of Assets
                             .      and Liabilities                     25
                             .
                             .    Statements of Operations              26
                             .
                             .    Statements of Changes
                             .      in Net Assets                    28-29
                             .
                             .    Notes to Financial Statements      30-38
                             .
                             .    Financial Highlights               39-55

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
BANK NOTES -- 3.8%
DOMESTIC -- 3.2%
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 1/9/98)*..............     A1/P1      5.61%     09/09/97   $ 25,000,000   $   24,999,318
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 4/15/98)*.............     A1/P1      5.62%     09/15/97     50,000,000       50,000,000
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 6/26/98)*.............     A1/P1      5.60%     09/26/97     25,000,000       25,000,000
 Bank of New York.................     A1/P1      6.10%     05/22/98     25,000,000       24,981,100
 Huntington National Bank.........     A1/P1      5.94%     08/31/98     50,000,000       49,971,415
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   10/01/97)*.....................     A1/P1      5.52%     09/02/97     25,000,000       24,998,382
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   11/25/97)*.....................     A1/P1      5.52%     09/25/97     50,000,000       49,963,450
                                                                                       -------------
TOTAL DOMESTIC BANK NOTES.........                                                       249,913,665
                                                                                       -------------
FOREIGN -- 0.6%
 Abbey National Treasury Services,
   PLC............................     A1/P1      6.00%     06/17/98     50,000,000       49,997,726
                                                                                       -------------
TOTAL BANK NOTES (AMORTIZED COST
 $299,911,391)....................                                                       299,911,391
                                                                                       -------------
CERTIFICATE OF DEPOSIT -- 18.9%
DOMESTIC -- 5.0%
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   07/21/98)*.....................     A1/P1      5.65%     09/02/97     25,000,000       24,989,321
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   9/30/97)*......................     A1/P1      5.62%     09/02/97     50,000,000       49,997,695
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   10/16/97)*.....................     A1/P1      5.50%     09/03/97     25,000,000       24,997,139
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   12/10/97)*.....................     A1/P1      5.56%     09/03/97     25,000,000       24,996,575
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   07/07/98)*.....................     A1/P1      5.66%     09/03/97     50,000,000       49,971,403
 Crestar Bank.....................     A1/P1      5.49%     09/19/97     25,000,000       25,000,000
 Crestar Bank.....................     A1/P1      5.63%     11/20/97     50,000,000       50,001,644
 Crestar Bank.....................     A1/P1      5.80%     04/08/98     50,000,000       50,000,000
 Crestar Bank.....................     A1/P1      5.86%     07/20/98     50,000,000       49,991,561
                                                                                       -------------
 Morgan Guaranty Trust Company....     A1/P1      5.80%     07/28/98     25,000,000       24,991,346
 Morgan Guaranty Trust Company....     A1/P1      5.87%     08/06/98     25,000,000       24,993,337
                                                                                       -------------
TOTAL DOMESTIC....................                                                       399,930,021
                                                                                       -------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   ----      --------    ---------     --------------
EURO -- 0.9%
 Sumitomo Bank, Ltd., London......     A1/P1      5.76%     10/15/97   $ 50,000,000   $   50,000,602
 Sumitomo Bank, Ltd., London......     A1/P1      5.77%     10/17/97     25,000,000       25,000,315
                                                                                      --------------
TOTAL EURO........................                                                        75,000,917
                                                                                      --------------
YANKEE -- 13.0%
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.85%     01/07/98     25,000,000       24,996,564
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.88%     01/13/98     25,000,000       24,998,244
 Banque National de Paris,
   Chicago........................     A1/P1      5.97%     07/01/98     25,000,000       24,984,140
 Banque National de Paris,
   Chicago........................     A1/P1      5.89%     07/21/98     25,000,000       24,993,240
 Banque National de Paris,
   Chicago........................     A1/P1      5.80%     07/31/98     25,000,000       24,989,085
 Banque National de Paris, New
   York...........................     A1/P1      5.75%     02/26/98     25,000,000       24,994,054
 BHF Bank of Aktiengesellschaft,
   New York, Monthly Variable Rate
   (final maturity 8/13/98)*......     A1/P1      5.56%     09/15/97     50,000,000       49,981,553
 Canadian Imperial Bank of
   Commerce, New York.............     A1/P1      5.87%     08/11/98     25,000,000       24,980,849
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.83%     09/02/97     25,000,000       25,000,007
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.94%     12/16/97     55,500,000       55,511,349
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.94%     12/04/97     50,000,000       50,001,267
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/10/97     50,000,000       50,001,356
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/11/97     50,000,000       50,001,369
 Istituto Bancario San Paolo Di
   Torino, New York...............     A1/P1      5.87%     07/20/98     50,000,000       49,987,345
 Landesbank Hessen-Thuringen
   Girozentrale, New York.........     A+/P1      5.94%     06/19/98     25,000,000       24,988,570
 National Australia Bank, New
   York...........................     A1/P1      5.80%     10/03/97     25,000,000       24,999,843
 National Bank of Canada, New
   York...........................     A1/P1      6.15%     05/15/98     44,000,000       43,984,023
 National Bank of Canada, New
   York...........................     A1/P1      6.14%     06/05/98     25,000,000       24,996,188
 Royal Bank of Canada, New York...     A1/P1      5.58%     12/11/97     25,000,000       24,991,983
 Royal Bank of Canada, New York...     A1/P1      5.65%     03/03/98     80,000,000       79,942,894
 Societe Generale Bank, New York..     A1/P1      5.77%     01/09/98     25,000,000       24,996,590
 Societe Generale Bank, New York..     A1/P1      5.59%     11/14/97     30,000,000       30,001,283
 Societe Generale Bank, New York..     A1/P1      5.73%     10/15/97     15,000,000       15,002,168
 Societe Generale Bank, New York..     A1/P1      5.77%     01/07/98     25,000,000       24,997,481
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 1/15/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,994,305
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 6/16/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,988,571
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 8/25/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,985,793

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   ----      --------    ---------     --------------
YANKEE -- (CONTINUED)
 Societe Generale Bank, New York,
   Quarterly Variable Rate (final
   maturity 12/24/97)*............     A1/P1      5.68%     09/24/97   $ 25,000,000   $   24,994,534
 Sumitomo Bank Ltd., New York.....     A1/P1      5.60%     09/08/97     25,000,000       24,999,846
 Westdeutsche Landes Bank Girozen
   Trole, New York................     A1/P1      5.78%     07/31/98     35,000,000       34,992,741
 Westpac Banking Corp., New
   York...........................     A1/P1      5.83%     01/22/98     25,000,000       24,998,125
 Westpac Banking Corp., New
   York...........................     A1/P1      5.93%     08/12/98     25,000,000       24,990,964
                                                                                      ---------------
TOTAL YANKEE......................                                                     1,034,266,324
                                                                                      ---------------
TOTAL CERTIFICATE OF DEPOSIT
 (AMORTIZED COST
 $1,509,197,262)..................                                                     1,509,197,262
                                                                                      ---------------
COMMERCIAL PAPER -- 31.5%
DOMESTIC -- 26.9%
ASSET BACKED SECURITIES -- 9.3%
 Aesop Funding Corp...............     A1/P1      5.52%     09/19/97     33,300,000       33,208,092
 Aesop Funding Corp...............     A1/P1      5.52%     09/22/97     30,000,000       29,903,400
 Aesop Funding Corp...............     A1/P1      5.55%     10/02/97     40,000,000       39,808,833
 Banc One Funding Corp............     A1/P1      5.53%     10/17/97     37,687,000       37,420,699
 Beta Finance Inc.................     A1/P1      5.53%     09/24/97     50,000,000       49,823,347
 CC USA Inc.......................     A1/P1      5.54%     11/05/97     21,500,000       21,284,940
 CC USA Inc.......................     A1/P1      5.55%     02/02/98     50,000,000       48,812,917
 Corporate Asset Funding
   Company........................     A1/P1      5.52%     10/17/97     50,000,000       49,647,333
 Corporate Asset Funding
   Company........................     A1/P1      5.54%     10/27/97     50,000,000       49,569,111
 Enterprise Funding Corp. (b).....     A1/P1      5.52%     10/14/97     19,400,000       19,272,089
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     25,364,000       25,109,832
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     44,317,000       43,872,907
 Golden Managers Acceptance
   Corp...........................     A1/P1      5.55%     09/19/97     45,000,000       44,875,125
 Gotham Funding Corp.(b)..........     A1/P1      5.70%     12/29/97     25,000,000       24,528,958
 Riverwood Funding Corp...........     A1/P1      5.52%     09/23/97     42,500,000       42,356,633
 Riverwood Funding Corp...........     A1/P1      5.52%     09/26/97     50,000,000       49,808,333
 Sigma Finance Inc................     A1/P1      5.55%     10/14/97     50,000,000       49,668,542
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/04/97     35,000,000       34,655,911
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/05/97     50,000,000       49,500,764
                                                                                      ---------------
TOTAL ASSET BACKED SECURITIES.....                                                       743,127,766
                                                                                      ---------------
AUTOMOBILES -- 3.5%
 American Honda Finance Corp......     F1/P1      5.54%     10/22/97     30,000,000       29,764,550
 American Honda Finance Corp......     F1/P1      5.55%     11/07/97     40,000,000       39,586,833
 Daimler-Benz North America
   Corp...........................     A1/P1      5.61%     09/08/97     25,000,000       24,972,729
 Daimler-Benz North America
   Corp...........................     A1/P1      5.51%     11/06/97     50,000,000       49,494,917
 Daimler-Benz North America
   Corp...........................     A1/P1      5.52%     12/03/97     33,908,000       33,424,472
 General Motors Acceptance Corp...     P1/D1      5.40%     09/12/97     50,000,000       49,917,500
 General Motors Acceptance Corp...     P1/D1      5.82%     11/05/97     50,000,000       49,474,583
                                                                                      ---------------
TOTAL AUTOMOBILES.................                                                       276,635,584
                                                                                      ---------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   ----      --------    ---------     --------------
BANKING -- 3.3%
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   11/7/97)*......................     A1/P1      5.72%     09/02/97   $ 25,000,000   $   25,000,000
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   1/9/98)*.......................     A1/P1      5.74%     09/02/97     50,000,000       50,000,000
 Svenska Handelsbanken, Inc.......     A1/P1      5.52%     12/22/97     49,890,000       49,033,222
 Unifunding, Inc..................     A1/P1      5.52%     10/20/97     36,000,000       35,729,520
 Unifunding, Inc..................     A1/P1      5.55%     11/18/97     50,000,000       49,398,750
 Unifunding, Inc..................     A1/P1      5.56%     12/11/97     50,000,000       49,220,056
                                                                                      --------------
TOTAL BANKING.....................                                                       258,381,548
                                                                                      --------------
BROKERAGE SERVICES -- 3.1%
 Lehman Brothers Holdings, Inc....     A1/F1      5.57%     09/19/97     50,000,000       49,860,750
 Lehman Brothers Holdings, Inc....     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
 Lehman Brothers Holdings, Inc.,
   Weekly Variable Rate (final
   maturity 4/03/98)*.............     A1/F1      5.78%     09/08/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc.........     A1/P1      5.53%     12/12/97     25,000,000       24,608,292
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Smith Barney Holdings, Inc.......     A1/P1      5.52%     10/06/97     50,000,000       49,731,667
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       247,466,716
                                                                                      --------------
CHEMICALS-DIVERSIFIED -- 0.2%
 AKZO Nobel Inc...................     A1/P1      5.62%     10/10/97     20,000,000       19,878,233
                                                                                      --------------
CONGLOMERATES -- 0.3%
 B.A.T. Capital Corp..............     A1/P1      5.62%     09/03/97     25,000,000       24,992,194
                                                                                      --------------
CONSUMER NON-DURABLES -- 1.6%
 Newell Co........................     A1/D1      5.54%     09/29/97     40,000,000       39,827,644
 Newell Co........................     A1/D1      5.55%     10/29/97     50,000,000       49,552,917
 Newell Co........................     A1/D1      5.56%     11/05/97     40,000,000       39,598,444
                                                                                      --------------
TOTAL CONSUMER NON-DURABLES.......                                                       128,979,005
                                                                                      --------------
FINANCE COMPANIES -- 1.7%
 Countrywide Home Loans, Inc......     A1/F1      5.63%     09/02/97     34,000,000       33,994,683
 Countrywide Home Loans, Inc......     A1/F1      5.60%     09/19/97     25,000,000       24,930,000
 Countrywide Home Loans, Inc......     A1/F1      5.52%     10/22/97     50,000,000       49,609,000
 Countrywide Home Loans, Inc......     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       133,229,204
                                                                                      --------------
INSURANCE -- 0.3%
 Marsh & Mclennan Companies,
   Inc............................     A1/P1      5.75%     02/20/98     28,000,000       27,230,778
                                                                                      --------------
PUBLISHING -- 0.6%
 Tribune Company..................     A1/F1      5.55%     10/22/97     20,000,000       19,842,750
 Tribune Company..................     A1/F1      5.65%     12/22/97     25,000,000       24,560,556
                                                                                      --------------
TOTAL PUBLISHING..................                                                        44,403,306
                                                                                      --------------
RELOCATION SERVICES -- 0.7%
 PHH Corporation..................     A1/P1      5.58%     09/19/97     25,000,000       24,930,250
 PHH Corporation..................     A1/P1      5.52%     10/31/97     35,000,000       34,678,000
                                                                                      --------------
TOTAL RELOCATION SERVICES.........                                                        59,608,250
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   ----      --------    ---------     --------------
SOVEREIGN ISSUES -- 0.6%
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     11/05/97   $ 29,500,000   $   29,205,451
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     12/03/97     15,700,000       15,475,712
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                        44,681,163
                                                                                      --------------
UTILITIES -- 1.7%
 Duke Capital Corp................                5.56%     10/06/97     88,955,000       88,473,770
 Edison International.............     A1/P1      5.60%     10/22/97     50,000,000       49,603,333
                                                                                      --------------
TOTAL UTILITIES...................                                                       138,077,103
                                                                                      --------------
TOTAL DOMESTIC COMMERCIAL PAPER...                                                     2,146,690,850
                                                                                      --------------
FOREIGN -- 4.6%
AIR TRANSPORTATION -- 1.0%
 BAA PLC..........................     A1/P1      5.53%     12/03/97     76,410,000       75,318,419
                                                                                      --------------
BUILDING SOCIETY -- 0.9%
 Bradford & Bingley Building
   Society........................     A1/P1      5.62%     12/29/97     50,000,000       49,071,139
 Bradford & Bingley Building
   Society........................     A1/P1      5.56%     02/17/98     25,000,000       24,347,472
                                                                                      --------------
TOTAL BUILDING SOCIETY............                                                        73,418,611
                                                                                      --------------
OIL AND GAS -- 0.5%
 Repsol International Finance.....     A1/P1      4.98%     09/09/97     40,000,000       39,950,222
                                                                                      --------------
SOVEREIGN ISSUES -- 1.6%
 Cades............................     A1/P1      5.39%     10/03/97     50,000,000       49,760,667
 Cades............................     A1/P1      5.41%     10/10/97     25,000,000       24,853,479
 Cades............................     A1/P1      5.44%     11/14/97     50,000,000       49,440,889
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                       124,055,035
                                                                                      --------------
TELECOMMUNICATIONS -- 0.6%
 Alcatel Alsthom, Inc.............     A1/P1      5.60%     12/16/97     50,000,000       49,175,556
                                                                                      --------------
TOTAL FOREIGN COMMERCIAL PAPER....                                                       361,917,843
                                                                                      --------------
TOTAL COMMERCIAL PAPER (AMORTIZED
 COST $2,508,608,693).............                                                     2,508,608,693
                                                                                      --------------
CORPORATE BOND -- 15.3%
ASSET BACKED SECURITIES -- 2.5%
 CC USA, Inc......................     A1/P1      6.18%     05/26/98     20,000,000       20,002,393
 Ciesco, L.P., Monthly Variable
   Rate (final maturity
   2/10/98)*......................     A1/P1      5.57%     09/12/97     75,000,000       74,996,671
Sigma Finance, Inc................     A1/P1      5.92%     03/05/98     50,000,000       49,991,984
Sigma Finance, Inc., Daily
 Variable Rate (final maturity
 7/27/98)*........................     A1/P1      5.68%     09/02/97     50,000,000       49,999,104
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       194,990,152
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   ----      --------    ---------     --------------
AUTOMOBILES -- 2.3%
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/6/98)*..............     F1/P1      5.79%     10/06/97   $ 50,000,000   $   49,994,265
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/9/98)*..............     F1/P1      5.75%     10/09/97     24,000,000       24,001,339
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 7/27/98)*.............     F1/P1      5.72%     10/27/97     45,000,000       45,000,000
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 6/16/98)*.............     F1/P1      5.81%     06/16/98     20,000,000       20,000,000
 Ford Motor Credit Corp...........     A1/P1      7.13%     12/01/97     25,000,000       25,089,658
 General Motors Acceptance Corp.,
   Quarterly Variable Rate (final
   maturity 1/20/98)*.............     F1/D1      5.82%     10/20/97     20,000,000       20,004,971
                                                                                       -------------
TOTAL AUTOMOBILES.................                                                       184,090,233
                                                                                       -------------
BANKING -- 0.6%
 Compagnie Bancaire USA Funding,
   Daily Variable Rate (final
   maturity 5/15/98)*.............     A1/P1      5.79%     09/02/97     50,000,000       49,996,031
                                                                                       -------------
BROKERAGE SERVICES -- 4.5%
 Bear Stearns Companies, Inc.,
   Series B, Daily Variable Rate
   (final maturity 3/17/98)*......     A1/P1      5.70%     09/02/97     75,000,000       75,000,000
 Bear Stearns Companies, Inc.,
   Series B, Monthly Variable Rate
   (final maturity 4/1/98)*.......     A1/P1      5.78%     09/02/97     18,000,000       18,015,439
 C. S. First Boston, Inc., Daily
   Variable Rate (final maturity
   7/21/98)*......................     A1/P1      5.67%     09/02/97     50,000,000       50,000,000
 C. S. First Boston, Inc., Weekly
   Variable Rate (final maturity
   5/15/98)*......................     A1/P1      5.61%     09/03/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   11/20/97)*.....................     A1/P1      5.56%     09/03/97     50,000,000       49,997,874
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   1/29/98)*......................     A1/P1      5.59%     09/03/97     50,000,000       49,995,999
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   3/4/98)*.......................     A1/P1      5.61%     09/03/97     19,000,000       18,985,204
 Merrill Lynch & Co., Inc.,
   Quarterly Variable Rate (final
   maturity 11/13/97)*............     A1/P1      5.68%     11/13/97     50,000,000       49,997,008
                                                                                       -------------
TOTAL BROKERAGE SERVICES..........                                                       361,991,524
                                                                                       -------------
CONGLOMERATES -- 0.3%
Philip Morris Co., Inc............     A1/P1      9.00%     05/15/98     22,625,000       23,054,018
                                                                                       -------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
 ----------------------------------  -----------   ----      --------    ---------     --------------
FINANCE COMPANIES -- 2.1%
 Associates Corp., North America..     A1/P1      6.63%     11/15/97   $ 20,000,000   $   20,037,809
 CIT Group Holdings, Inc..........     A1/P1      7.00%     09/30/97     29,700,000       29,728,947
 Dean Witter Discover & Co........     A1/P1      6.00%     03/01/98     15,000,000       15,009,675
 Household Finance Corp., Daily
   Variable Rate (final maturity
   5/28/98)*......................     A1/P1      5.72%     09/02/97     50,000,000       50,000,000
 Household Finance Corp., Monthly
   Variable Rate (final maturity
   9/15/98)*......................     A1/P1      5.70%     09/15/97     50,000,000       50,043,350
                                                                                       -------------
TOTAL FINANCE COMPANIES...........                                                       164,819,781
                                                                                       -------------
LEASING -- 1.8%
 Sanwa Business Credit Corp.,
   Daily Variable Rate (final
   maturity 4/17/98)*.............     P1/D1      5.84%     09/02/97     25,000,000       25,000,000
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 12/08/97)*............     P1/D1      5.80%     09/08/97     30,000,000       30,011,824
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 4/29/98)*.............     P1/D1      5.76%     09/29/97     25,000,000       25,013,500
 Sanwa Business Credit Corp.,
   Quarterly Variable Rate (final
   maturity 2/6/98)*..............     P1/D1      5.72%     11/06/97     25,000,000       24,998,918
USL Capital Corp., Series D,
 Quarterly Variable Rate (final
 maturity 4/22/98)*...............     P1/F1      5.83%     10/22/97     34,000,000       34,022,741
                                                                                       -------------
TOTAL LEASING.....................                                                       139,046,983
                                                                                       -------------
RELOCATION SERVICES -- 0.6%
 PHH Corporation, Monthly Variable
   Rate (final maturity
   6/24/98)*......................     A1/P1      5.63%     09/24/97     50,000,000       50,000,000
                                                                                       -------------
RETAILING -- 0.6%
 Sears Roebuck Acceptance Corp....     P1/F1      5.74%     10/02/97     50,000,000       49,999,569
                                                                                       -------------
TOTAL CORPORATE BOND (AMORTIZED
 COST $1,217,988,291).............                                                     1,217,988,291
                                                                                       -------------
MASTER NOTE -- 7.5%
 Goldman Sachs Group L.P. (final
   maturity 1/16/98)*.............     A1/P1      5.83%     09/02/97    300,000,000      300,000,000
 Morgan Stanley Group, Inc. (final
   maturity 3/24/98)*.............     A1/P1      5.79%     09/02/97    300,000,000      300,000,000
                                                                                       -------------
TOTAL MASTER NOTE (AMORTIZED COST
 $600,000,000)....................                                                       600,000,000
                                                                                       -------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   ----      --------    ---------     --------------
REPURCHASE AGREEMENTS(C) -- 23.6%
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $50,833,610
 (Collateralized by $50,930,000
 various U.S. Government
 Obligations, 6.15%-7.55%,
 1/27/00 -- 6/10/04, market
 value -- $51,819,652)............                5.60%     09/02/97   $ 50,802,000   $   50,802,000
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $80,049,956
 (Collateralized by $80,725,000
 U.S. Government Obligations,
 6.40%-6.50%, 5/2/01 -- 2/25/02,
 market value -- $81,602,028).....                5.62%     09/02/97     80,000,000       80,000,000
First Chicago Capital Markets,
 Inc., dated 8/29/97, with a
 maturity value of $150,093,833
 (Collateralized by $157,483,000
 various U.S. Government
 Obligations, 0.00% -- 7.89%,
 9/11/97 -- 8/15/03, market
 value -- $153,001,916)...........                5.63%     09/02/97    150,000,000      150,000,000
First National Bank of Chicago,
 dated 8/29/97, with a maturity
 value of $50,031,278
 (Collateralized by $51,390,000
 Federal National Mortgage
 Association Note, 7.02%, 8/28/07,
 market value -- $51,004,575).....                5.63%     09/02/97     50,000,000       50,000,000
Fuju Securities, Inc., dated
 8/29/97, with a maturity value of
 $300,187,000 (Collateralized by
 $318,677,000 various U.S.
 Government Obligations, 0.00% --
 10.35%, 9/4/97 -- 8/15/26, market
 value -- $306,000,902)...........                5.61%     09/02/97    300,000,000      300,000,000
HSBC Securities, Inc., dated
 8/29/97, with a maturity value of
 $350,218,556 (Collateralized by
 $351,407,000 various U.S.
 Government Obligations, 0.00%-
 9.25%, 9/2/97 -- 6/15/07, market
 value -- $357,001,503)...........                5.62%     09/02/97    350,000,000      350,000,000
Lehman Brothers, Inc., dated
 8/29/97, with a maturity value of
 $41,031,969 (Collateralized by
 $69,764,000 U.S. Treasury Notes,
 0.00%, 8/15/03 -- 11/15/08,
 market value -- $41,828,863).....                5.48%     09/02/97     41,007,000       41,007,000

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   ----      --------    ---------     --------------
REPURCHASE AGREEMENTS(C) -- (CONTINUED)
Merrill Lynch Securities, dated
 8/29/97, with a maturity value of
 $100,062,444 (Collateralized by
 $115,399,948 Federal National
 Mortgage Association Notes,
 5.50% -- 9.00%, 3/1/03 -- 9/1/26,
 market value -- $102,002,243)....                5.62%     09/02/97   $100,000,000   $  100,000,000
NationsBanc, Inc., dated 8/29/97,
 with a maturity value of
 $230,143,750 (Collateralized by
 $233,746,164 various U.S.
 Government Obligations, 0.00% --
 9.50%, 9/2/97 -- 8/1/27, market
 value -- $234,600,486)...........                5.63%     09/02/97    230,000,000      230,000,000
Nomura Securities, Inc., dated
 8/29/97, with a maturity value of
 $200,124,667 (Collateralized by
 $265,004,426 Government National
 Mortgage Association Notes,
 6.00% -- 10.00%,
 1/1/00 -- 8/20/27, market
 value -- $204,000,000)...........                5.61%     09/02/97    200,000,000      200,000,000
Prudential Securities, Inc., dated
 8/29/97, with a maturity value of
 $250,155,556 (Collateralized by
 $324,844,908 various U.S.
 Government Obligations, 0.00%-
 10.00%, 1/15/98 -- 8/1/27, market
 value -- $255,000,250)...........                5.60%     09/02/97    250,000,000      250,000,000
Smith Barney, Inc., dated 8/29/97,
 with a maturity value of
 $80,049,778 (Collateralized by
 $117,897,650 various U.S.
 Government Obligations,0.00% --
 8.00%, 7/15/08 -- 2/1/27, market
 value -- $81,600,397)............                5.60%     09/02/97     80,000,000       80,000,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENT
 (AMORTIZED COST
 $1,881,809,000)..................                                                     1,881,809,000
                                                                                      --------------
TOTAL INVESTMENTS -- 100.6%
 (AMORTIZED COST
 $8,017,514,637)(A)...............                                                     8,017,514,637
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.6%).................                                                       (45,980,584)
                                                                                      --------------
NET ASSETS -- 100.0%..............                                                    $7,971,534,053
                                                                                      ==============

---------

Percentages indicated are based on net assets of $7,971,534,053.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
(b) Private placement security.
(c) The range of coupon rates and maturity dates are shown.
PLC -- Public Liability Company.
N.R.S.R.O. Nationally Recognized Statistical Ratings Organization. Rating
           agencies that are included within the N.R.S.R.O. category are: S&P, Moody's, Fitch Investors Services, Duff & Phelps, IBCA, and Thomsons Bank Watch.
A1   -- Highest rating assigned by S&P and IBCA.
P1   -- Highest rating assigned by Moody's.
F1   -- Highest rating assigned by Fitch Investors.
D1   -- Highest rating assigned by Duff.
TBW1 -- Highest rating assigned by Thomsons Bank Watch.
Note: S&P and Moody's ratings have been used, unless another service has assigned the security a higher rating.
* Variable rate security. Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      AMORTIZED
                                                          MATURITY    PRINCIPAL          COST
                  DESCRIPTION                    RATE       DATE        AMOUNT         (NOTE 2)
-----------------------------------------------  ----     --------   ------------   --------------
U.S. TREASURY OBLIGATIONS -- 40.9%
 U.S. Treasury Note............................  5.75%    09/30/97   $225,000,000   $  225,035,616
 U.S. Treasury Note............................  8.75%    10/15/97     85,000,000       85,306,286
 U.S. Treasury Note............................  5.63%    10/31/97     75,000,000       74,996,423
 U.S. Treasury Note............................  7.38%    11/15/97    125,000,000      125,433,922
 U.S. Treasury Note............................  5.00%    01/31/98     50,000,000       49,868,354
 U.S. Treasury Note............................  5.63%    01/31/98     25,000,000       24,994,602
 U.S. Treasury Note............................  7.25%    02/15/98    125,000,000      125,862,200
 U.S. Treasury Note............................  5.13%    02/28/98    125,000,000      124,721,871
 U.S. Treasury Note............................  6.13%    03/31/98    100,000,000      100,290,389
 U.S. Treasury Note............................  7.88%    04/15/98     75,000,000       76,020,454
 U.S. Treasury Note............................  6.13%    05/15/98     25,000,000       25,076,923
                                                                                     -------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST
 $1,037,607,040)...............................                                      1,037,607,040
                                                                                     -------------
REPURCHASE AGREEMENTS(B) -- 46.5%
Barclays de Zoete Wedd Securities, Inc., dated
 8/29/97, with a maturity value of $32,477,835
 (Collateralized by $34,185,000 various U.S.
 Treasury Securities, 0.00%-6.38%, 8/20/98-
 8/15/27, market value -- $33,107,529).........  5.50%    09/02/97     32,458,000       32,458,000
Barclays de Zoete Wedd Securities, Inc., dated
 8/29/97, with a maturity value of $150,092,667
 (Collateralized by $148,374,000 various U.S.
 Treasury Securities, 0.00%-8.13%, 5/15/00-
 8/15/27, market value -- $153,000,376)........  5.56%    09/02/97    150,000,000      150,000,000
CIBC Wood Gundy Securities, Inc., dated
 8/29/97, with a maturity value of $100,061,667
 (Collateralized by $100,300,000 various U.S.
 Treasury Securities, 4.75%-6.88%, 10/31/98-
 8/15/25, market value -- $102,001,360)........  5.55%    09/02/97    100,000,000      100,000,000
C. S. First Boston Corp., dated 8/29/97, with a
 maturity value of $100,061,444 (Collateralized
 by $102,600,000 U. S. Treasury Note, 5.88%,
 2/15/00, market value -- $102,509,208)........  5.53%    09/02/97    100,000,000      100,000,000
Dean Witter Reynolds, Inc., dated 8/29/97, with
 a maturity value of $100,061,667
 (Collateralized by $108,650,000 various U.S.
 Treasury Securities, 0.00%-7.50%,
 9/30/97-8/15/12, market
 value -- $102,000,208)........................  5.55%    09/02/97    100,000,000      100,000,000
Goldman Sachs, & Co., dated 8/29/97, with a
 maturity value of $150,092,500 (Collateralized
 by $149,453,000 U.S. Treasury Notes, 5.88%-
 6.88%, 3/31/99-7/31/99, market value --
 $153,000,041).................................  5.55%    09/02/97    150,000,000      150,000,000
HSBC Securities, Inc., dated 8/29/97, with a
 maturity value of (Collateralized by
 $244,109,000 various U.S. Treasury Notes,
 0.00%, 11/15/97-5/15/12, market value --
 $153,000,207).................................  5.57%    09/02/97    150,000,000      150,000,000

---------------
See Notes to Financial Statements.

                                                                                      AMORTIZED
                                                          MATURITY    PRINCIPAL          COST
                  DESCRIPTION                    RATE       DATE        AMOUNT         (NOTE 2)
-----------------------------------------------  -----    --------    ---------     --------------
REPURCHASE AGREEMENTS(B) -- (CONTINUED)
J.P. Morgan Securities, Inc., dated 8/29/97,
 with a maturity value of $100,061,778
 (Collateralized by $88,596,000 various U.S.
 Treasury Securities, 0.00%-12.50%,
 12/11/97-8/15/14, market
 value -- $102,000,419)........................  5.56%    09/02/97   $100,000,000   $  100,000,000
Nomura Securities International, Inc., dated
 8/29/97, with a maturity value of $150,092,667
 (Collateralized by $151,360,000 U.S. Treasury
 Securities, 5.13%-6.88%, 1/15/00-8/15/25,
 market value -- $153,000,504).................  5.56%    09/02/97    150,000,000      150,000,000
Smith Barney, Inc., dated 8/29/97, with a
 maturity value of $150,092,667 (Collateralized
 by $157,223,000 various U.S. Treasury
 Securities, 0.00%-13.88%, 5/31/98-2/15/27,
 market value $153,000,711)....................  5.56%    09/02/97    150,000,000      150,000,000
                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS
 (COST $1,182,458,000).........................                                      1,182,458,000
                                                                                    --------------
TOTAL INVESTMENTS -- 87.4%
 (AMORTIZED COST $2,220,065,040)(A)............                                      2,220,065,040
OTHER ASSETS IN EXCESS OF LIABILITIES --
 12.6%.........................................                                        319,151,789
                                                                                    --------------
NET ASSETS -- 100.0%...........................                                     $2,539,216,829
                                                                                    ==============

---------------

Percentages indicated are based on net assets of $2,539,216,829.
(a) Cost for federal income tax and financial reporting purpose are substantially the same.
(b) The range of coupon rates and maturity dates for collateral are shown.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       AMORTIZED
                                                             MATURITY    PRINCIPAL        COST
                   DESCRIPTION                      RATE       DATE       AMOUNT        (NOTE 2)
--------------------------------------------------  ----     --------   -----------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 52.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (DISCOUNT) -- 13.7%
 Federal Home Loan Bank...........................  5.49%+   09/04/97   $2,573,000    $  2,571,823
 Federal Home Loan Bank...........................  5.62%+   11/13/97    5,000,000       4,943,019
 Federal Home Loan Mortgage Corporation...........  5.49%+   09/02/97    4,873,000       4,872,257
 Federal Home Loan Mortgage Corporation...........  5.49%+   09/03/97    8,000,000       7,997,562
 Federal Home Loan Mortgage Corporation...........  5.48%+   09/04/97   12,401,000      12,395,335
 Federal Home Loan Mortgage Corporation...........  5.49%+   09/05/97   10,000,000       9,993,900
 Federal Home Loan Mortgage Corporation...........  5.59%+   11/14/97    8,846,000       8,744,355
 Federal National Mortgage Association............  5.49%+   09/25/97    6,525,000       6,501,119
                                                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (DISCOUNT).......................................                                      58,019,370
                                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (FIXED) -- 24.1%
 Federal Farm Credit Bank.........................  5.54%    03/02/98    5,000,000       5,000,000
 Federal Home Loan Bank...........................  6.00%    09/30/97    3,825,000       3,825,370
 Federal Home Loan Bank...........................  5.72%    07/21/98   10,000,000       9,997,053
 Federal Home Loan Mortgage Corporation...........  5.52%    11/06/97    3,000,000       2,999,754
 Federal National Mortgage Association............  7.09%    10/14/97    5,305,000       5,313,218
 Federal National Mortgage Association............  5.53%    10/29/97   10,000,000       9,996,465
 Federal National Mortgage Association............  5.45%    11/06/97   15,000,000      14,996,069
 Federal National Mortgage Association............  6.05%    11/10/97    2,000,000       2,001,316
 Federal National Mortgage Association............  6.02%    04/15/98    5,000,000       5,010,824
 Federal National Mortgage Association............  5.71%    06/23/98   10,000,000       9,996,259
 Federal National Mortgage Association............  7.00%    07/13/98    5,000,000       5,048,149
 Federal National Mortgage Association............  5.63%    08/14/98    5,000,000       4,991,349
 Federal National Mortgage Association............  5.71%    09/09/98    5,000,000       4,992,800
 Student Loan Marketing Association...............  5.80%    10/01/97    3,000,000       3,000,000
 Student Loan Marketing Association...............  5.60%    10/24/97    5,000,000       4,999,223
 Student Loan Marketing Association...............  5.44%    12/19/97   10,000,000       9,995,334
                                                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (FIXED)..........................................                                     102,163,183
                                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (VARIABLE) -- 14.5%
Federal Home Loan Bank, Daily Variable Rate (final
 maturity 11/18/97)*..............................  6.00%    09/02/97    5,000,000       5,003,971
Federal National Mortgage Association, Daily
 Variable Rate (final maturity 1/15/98)*..........  5.66%    09/02/97   20,000,000      19,995,963
Federal National Mortgage Association, Monthly
 Variable Rate (final maturity 12/3/97)*..........  5.47%    09/03/97   20,000,000      19,996,527
Federal National Mortgage Association, Weekly
 Variable Rate (final maturity 6/24/98)*..........  5.50%    09/03/97    6,000,000       5,994,260

---------------
See Notes to Financial Statements.

                                                                                       AMORTIZED
                                                             MATURITY    PRINCIPAL        COST
                   DESCRIPTION                      RATE       DATE       AMOUNT        (NOTE 2)
--------------------------------------------------  ----     --------    ---------     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (VARIA-
BLE) -- (CONTINUED)
Student Loan Marketing Association, Weekly
 Variable Rate (final maturity 1/21/98)*..........  5.61%    09/03/97   $8,750,000    $  8,754,471
Student Loan Marketing Association, Weekly
 Variable Rate (final maturity 2/17/98)*..........  5.56%    09/03/97    2,000,000       2,000,799
                                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (VARIABLE).......................................                                      61,745,991
                                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (AMORTIZED COST $221,928,544)....................                                     221,928,544
                                                                                      ------------
COMMERCIAL PAPER -- 9.0%
Downey Savings & Loan Association, LOC: Federal
 Home Loan Bank of San Francisco..................  5.52%    09/22/97    5,000,000       4,983,900
USA Group Secondary Market Services, Inc., LOC:
 Student Loan Marketing Association...............  5.48%    09/19/97   15,000,000      14,958,900
Western Financial Savings Bank, LOC: Federal Home
 Loan Bank of San Francisco.......................  5.57%    09/03/97   18,000,000      17,994,430
                                                                                      ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST
 37,937,230)......................................                                      37,937,230
                                                                                      ------------
REPURCHASE AGREEMENTS (B) -- 41.1%
CIBC Wood Gundy Securities, Inc., dated 8/29/97,
 with a maturity value of $14,206,834
 (Collateralized by $13,635,000 U.S. Government
 Obligations, 7.55%-7.88%, 6/10/04 -- 2/24/05,
 market value -- $14,482,620).....................  5.60%    09/02/97   14,198,000      14,198,000
CIBC Wood Gundy Securities, Inc., dated 8/29/97,
 with a maturity value of $20,012,489
 (Collateralized by $20,395,000 U.S. Government
 Obligations, 6.50%, 2/25/02 -- 7/29/02, market
 value -- $20,400,036)............................  5.62%    09/02/97   20,000,000      20,000,000
First National Bank of Chicago, dated 8/29/97,
 with a maturity value of $20,012,511
 (Collateralized by $20,560,000 U.S. Government
 Obligations, 5.50%-7.02%, 12/31/00 -- 7/15/07,
 market value -- $20,404,519).....................  5.63%    09/02/97   20,000,000      20,000,000
Fuji Securities, Inc., dated 8/29/97, with a
 maturity value of $20,012,467 (Collateralized by
 $20,581,000 various U.S. Government Obligations,
 0.00%-9.70%, 9/22/97 -- 4/15/24, market
 value -- $20,400,084)............................  5.61%    09/02/97   20,000,000      20,000,000
HSBC Securities, Inc., dated 8/29/97, with a
 maturity value of $20,012,489 (Collateralized by
 $20,932,834 various U.S. Government Obligations,
 0.00%-9.00%, 12/8/97 -- 9/1/26, market value --
 $20,404,547).....................................  5.62%    09/02/97   20,000,000      20,000,000
Merrill Lynch Securities, Inc., dated 8/29/97,
 with a maturity value of $20,012,489
 (Collateralized by $102,746,401 U.S. Government
 Obligations, 6.00%-10.00%, 11/1/00 -- 3/1/18,
 market value -- $20,400,843).....................  5.62%    09/02/97   20,000,000      20,000,000
Nationsbanc, Inc., dated 8/29/97, with a maturity
 value of $20,012,500 (Collateralized by
 $20,909,000 U.S. Government Obligations, 0.00%,
 1/7/98 -- 2/26/98, market
 value -- $20,400,366)............................  5.63%    09/02/97   20,000,000      20,000,000

---------------
See Notes to Financial Statements.

                                                                                       AMORTIZED
                                                             MATURITY    PRINCIPAL        COST
                   DESCRIPTION                      RATE       DATE       AMOUNT        (NOTE 2)
--------------------------------------------------  ----     --------    ---------     ------------
REPURCHASE AGREEMENTS(B) -- (CONTINUED)
Prudential Securities, Inc., dated 8/29/97, with a
 maturity value of $20,012,444 (Collateralized by
 $20,025,000 U.S. Government Obligations, 0.00%-
 6.25%, 2/26/98 -- 5/31/99, market value --
 $20,400,600).....................................  5.60%    09/02/97   $20,000,000   $ 20,000,000
Smith Barney, Inc., dated 8/29/97, with a maturity
 value of $20,012,444 (Collateralized by
 $27,934,185 Federal National Mortgage Association
 Note, 6.50%, 4/1/09, market
 value -- $20,400,000)............................  5.60%    09/02/97   20,000,000      20,000,000
                                                                                      ------------
TOTAL REPURCHASE AGREEMENT
 (AMORTIZED COST $174,198,000)....................                                     174,198,000
                                                                                      ------------
TOTAL INVESTMENTS -- 102.4%
 (AMORTIZED COST 434,063,774).....................                                     434,063,774
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4%)...                                     (10,103,268)
                                                                                      ------------
NET ASSETS -- 100.0%..............................                                    $423,960,506
                                                                                      ============

---------------

Percentages indicated are based on net assets of $423,960,506.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
(b)  The range of coupon rates and maturity dates of collateral are shown.
 * Variable rate security. Maturity date reflects the next interest rate change date.
 +   Rate represents effective yield at date of purchase.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       AMORTIZED
                                                             MATURITY    PRINCIPAL        COST
                   DESCRIPTION                      RATE       DATE       AMOUNT        (NOTE 2)
--------------------------------------------------  ----     --------   -----------   ------------
U.S. TREASURY OBLIGATIONS -- 94.1%
U.S. BILLS -- 19.3%
 U.S. Treasury Bill...............................  5.45%+   09/15/97   $30,000,000   $ 29,940,958
 U.S. Treasury Bill...............................  5.37%+   09/18/97   54,407,000      54,270,024
                                                                                      ------------
TOTAL U.S. TREASURY BILLS
 (AMORTIZED COST $84,210,982).....................                                      84,210,982
                                                                                      ------------
U.S. TREASURY NOTES -- 74.8%
 U.S. Treasury Note...............................  5.75%    09/30/97   64,195,000      64,209,357
 U.S. Treasury Note...............................  8.75%    10/15/97   58,275,000      58,500,508
 U.S. Treasury Note...............................  5.63%    10/31/97   23,295,000      23,300,611
 U.S. Treasury Note...............................  5.75%    10/31/97   30,000,000      30,014,476
 U.S. Treasury Note...............................  7.38%    11/15/97   74,780,000      75,039,702
 U.S. Treasury Note...............................  8.88%    11/15/97   40,525,000      40,785,843
 U.S. Treasury Note...............................  5.25%    12/31/97   25,000,000      24,978,594
 U.S. Treasury Note...............................  5.00%    01/31/98    9,780,000       9,754,356
                                                                                      ------------
TOTAL U.S. TREASURY NOTES
 (AMORTIZED COST $326,583,447)....................                                     326,583,447
                                                                                      ------------
TOTAL INVESTMENTS -- 94.1%
 (AMORTIZED COST $410,794,429)(A).................                                     410,794,429
OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.9%.....                                      25,695,573
                                                                                      ------------
NET ASSETS -- 100.0%..............................                                    $436,490,002
                                                                                      ============

---------------

Percentages indicated are based on net assets of $436,490,002.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
 +  Rate represents effective yield at date of purchase.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  PRIME             TREASURY         GOVERNMENT        TREASURY
                                                                   FUND               FUND              FUND          ONLY FUND
                                                              --------------     --------------     ------------     ------------
ASSETS:
Investments in securities, at value (amortized cost
 $6,135,705,637, $1,037,607,040, $259,865,774, and
 $410,794,429, respectively)...............................   $6,135,705,637     $1,037,607,040     $259,865,774     $410,794,429
Repurchase agreements (cost $1,881,809,000, $1,182,458,000,
 $174,198,000, and $--, respectively)......................    1,881,809,000      1,182,458,000     174,198,000               --
Cash.......................................................           26,337             10,149           2,485            1,413
Interest Receivable........................................       41,624,568         31,501,744       1,896,922        9,942,189
Receivable for capital shares sold.........................      184,015,784         43,247,056      13,048,417        3,464,164
Receivable for investment securities sold..................    2,083,305,000      1,557,423,000     182,641,000       82,715,968
Prepaid expenses...........................................        1,290,198            215,418         182,290           13,162
Deferred organizational costs..............................               --                 --          16,025           36,829
                                                              --------------     --------------     ------------     ------------
   Total Assets............................................   10,327,776,524      3,852,462,407     631,850,913      506,968,154
                                                              --------------     --------------     ------------     ------------
LIABILITIES:
Dividends payable..........................................       35,043,189         11,144,019       1,896,329        1,786,440
Payable for investment securities purchased................    1,981,823,530      1,182,458,000     184,190,800       60,045,255
Payable for capital shares redeemed........................      335,925,601        118,404,646      21,519,702        7,689,009
Investment advisory fees payable...........................          602,283            218,793          18,727           37,049
Administration fees payable................................          660,579            218,793          37,453           37,049
Special management fees payable (Pacific Horizon Shares)...          617,556             90,376          36,612           57,541
Shareholder service fees payable (Horizon Service
 Shares)...................................................          661,706            330,512          55,036           42,552
Shareholder service fees payable (S Shares)................           27,167                 --              --               --
Shareholder service fees payable (X Shares)................           98,980              5,557              --               --
Shareholder service fees payable (Y Shares)................            3,830              1,399              --               --
12b-1 fees payable (X Shares)..............................          100,240              5,661              --               --
12b-1 fees payable (Y Shares)..............................           11,489              4,198              --               --
Custodian and fund accounting fees payable.................          146,903             76,330          33,925           29,426
Transfer agent fees payable................................           27,764             17,859          23,904           13,810
Other accrued expenses.....................................          491,654            269,435          77,919          740,021
                                                              --------------     --------------     ------------     ------------
   Total Liabilities.......................................    2,356,242,471      1,313,245,578     207,890,407       70,478,152
                                                              --------------     --------------     ------------     ------------
NET ASSETS.................................................   $7,971,534,053     $2,539,216,829     $423,960,506     $436,490,002
                                                              ==============     ==============     ============     ============
Net Assets:
Pacific Horizon Shares.....................................   $2,257,973,852     $  306,460,541     $131,977,630     $213,636,696
Horizon Shares.............................................    2,021,874,087        651,851,464      45,871,862       27,056,603
Horizon Service Shares.....................................    3,129,562,849      1,546,969,760     246,111,014      195,796,703
S Shares...................................................      118,539,347                 --              --               --
Y Shares...................................................       36,737,587          8,575,078              --               --
X Shares...................................................      406,846,331         25,359,986              --               --
                                                              --------------     --------------     ------------     ------------
   Total...................................................   $7,971,534,053     $2,539,216,829     $423,960,506     $436,490,002
                                                              ==============     ==============     ============     ============
Shares Outstanding ($0.001 par value, 120 billion, 60
 billion, 30 billion, and 30 billion shares authorized,
 respectively):
  Pacific Horizon Shares...................................    2,258,185,450        306,616,098     132,172,504      213,660,132
  Horizon Shares...........................................    2,022,168,081        651,970,162      45,913,190       27,056,497
  Horizon Service Shares...................................    3,129,427,668      1,547,140,076     246,274,100      195,804,576
  S Shares.................................................      118,538,233                 --              --               --
  Y Shares.................................................       36,737,583          8,575,078              --               --
  X Shares.................................................      406,811,237         25,360,188              --               --
                                                              --------------     --------------     ------------     ------------
   Total...................................................    7,971,868,252      2,539,661,602     424,359,794      436,521,205
                                                              ==============     ==============     ============     ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
 SHARE.....................................................            $1.00              $1.00           $1.00            $1.00
                                                                       =====              =====           =====            =====
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.............................   $    7,971,868          2,539,662     $   424,360      $   436,521
Additional paid-in capital.................................    7,963,495,319      2,536,146,254     423,935,434      436,084,685
Accumulated undistributed net investment income............        3,514,158            667,877         517,569               --
Accumulated net realized losses on investment
 transactions..............................................       (3,447,292)          (136,964)       (916,857)         (31,204)
                                                              --------------     --------------     ------------     ------------
NET ASSETS, AUGUST 31, 1997................................   $7,971,534,053     $2,539,216,829     $423,960,506     $436,490,002
                                                              ==============     ==============     ============     ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                              GOVERNMENT   TREASURY ONLY
                                                  PRIME FUND   TREASURY FUND     FUND          FUND
                                                 ------------  -------------  -----------  -------------
INVESTMENT INCOME:
 Interest......................................  $209,184,808   $68,329,194   $12,870,176   $ 12,347,801
                                                 ------------   -----------   -----------    -----------
EXPENSES:
 Investment advisory fees......................     3,360,652     1,243,655       232,092        231,331
 Administration fees...........................     3,679,805     1,243,655       232,092        231,331
 Special management fees (Pacific Horizon
   Shares).....................................     3,625,502       564,957       255,466        348,852
 Shareholder service fees (Horizon Service
   Shares).....................................     3,857,672     1,863,062       317,180        273,696
 Shareholder service fees (S Shares)...........        53,805            --            --             --
 Shareholder service fees (X Shares)...........       375,826        15,855            --             --
 Shareholder service fees (Y Shares)...........         3,907         1,414            --             --
 12b-1 fees (S Shares).........................        16,388            --            --             --
 12b-1 fees (X Shares).........................       450,991        18,832            --             --
 12b-1 fees (Y Shares).........................        11,722         4,243            --             --
 Custodian and fund accounting fees............       380,182       185,180        75,438         49,724
 Transfer Agent fees...........................       162,342        70,985        33,596         48,944
 Legal fees....................................       295,692       112,670        21,970         19,470
 Other expenses................................       683,860       394,511       169,246        103,825
                                                 ------------   -----------   -----------    -----------
       Total Expenses..........................    16,958,346     5,719,019     1,337,080      1,307,173
 Less: Fee waivers.............................            --            --      (116,046)            --
Expenses paid by third parties.................            --            --        (1,693)            --
                                                 ------------   -----------   -----------    -----------
Total Net Expenses.............................    16,958,346     5,719,019     1,219,341      1,307,173
                                                 ------------   -----------   -----------    -----------
NET INVESTMENT INCOME..........................   192,226,462    62,610,175    11,650,835     11,040,628
                                                 ------------   -----------   -----------    -----------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
 Net realized gains (losses) on investment
   transactions................................        22,846       (78,987)       22,222          1,701
                                                 ------------   -----------   -----------    -----------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................  $192,249,308   $62,531,188   $11,673,057   $ 11,042,329
                                                 ============   ===========   ===========    ===========

---------------
See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       PRIME FUND
                                                                         --------------------------------------
                                                                            SIX MONTHS
                                                                              ENDED
                                                                            AUGUST 31,            YEAR ENDED
                                                                               1997              FEBRUARY 28,
                                                                           (UNAUDITED)               1997
                                                                         ----------------      ----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.................................................  $    192,226,462      $    313,627,480
 Net realized gains (losses) on investment transactions................            22,846               172,885
                                                                         ----------------      ----------------
 Change in net assets resulting from operations........................       192,249,308           313,800,365
                                                                         ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares................................................       (57,653,267)         (110,595,534)
 Horizon Shares........................................................       (46,310,824)          (79,709,197)
 Horizon Service Shares................................................       (79,626,947)         (119,808,778)
 S Shares..............................................................          (629,524)(b)                --
 Y Shares..............................................................           (70,391)(c)                --
 X Shares..............................................................        (7,329,789)           (2,322,836)(a)
                                                                         ----------------      ----------------
Change in net assets from shareholder distributions....................      (191,620,742)         (312,436,345)
                                                                         ----------------      ----------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued...........................................    24,957,660,701        42,442,585,809
 Dividends reinvested..................................................        89,864,407           177,262,119
 Cost of shares redeemed...............................................   (24,227,328,843)      (40,881,572,699)
                                                                         ----------------      ----------------
Change in net assets from capital share transactions...................       820,196,265         1,738,275,229
                                                                         ----------------      ----------------
Change in net assets...................................................       820,824,831         1,739,639,249
NET ASSETS
 Beginning of Period...................................................     7,150,709,222         5,411,069,973
                                                                         ----------------      ----------------
 End of Period.........................................................  $  7,971,534,053      $  7,150,709,222
                                                                         ================      ================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from April 7, 1997 (inception date) to August 31, 1997.

(c) Period from July 10, 1997 (inception date) to August 31, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               TREASURY FUND                            GOVERNMENT FUND                         TREASURY ONLY FUND
   -------------------------------------      ------------------------------------      ----------------------------------
     SIX MONTHS                                 SIX MONTHS                               SIX MONTHS
        ENDED                                      ENDED                                    ENDED
     AUGUST 31,            YEAR ENDED           AUGUST 31,           YEAR ENDED          AUGUST 31,          YEAR ENDED
        1997              FEBRUARY 28,             1997             FEBRUARY 28,            1997            FEBRUARY 28,
     (UNAUDITED)              1997              (UNAUDITED)             1997             (UNAUDITED)            1997
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
   $    62,610,175      $    139,590,623      $    11,650,835      $    26,370,373      $  11,040,628      $    22,616,016
           (78,987)               86,112               22,222               12,552              1,701               31,462
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
        62,531,188           139,676,735           11,673,057           26,382,925         11,042,329           22,647,478
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
        (8,670,483)          (38,697,555)          (3,947,580)         (10,822,314)        (5,149,224)         (12,248,712)
       (16,481,973)          (34,033,530)          (1,336,707)          (3,358,368)          (647,928)          (2,009,735)
       (37,137,003)          (66,796,890)          (6,366,548)         (12,135,558)        (5,243,476)          (8,357,569)
                --                    --                   --                   --                 --                   --
          (296,397) (c)               --                   --                   --                 --                   --
           (24,319)              (62,648)(a)               --                   --                 --                   --
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
       (62,610,175)         (139,590,623)         (11,650,835)         (26,316,240)       (11,040,628)         (22,616,016)
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
     7,795,152,294        17,362,879,524        1,537,381,377        3,514,048,456        836,062,876        2,581,288,044
        18,939,282            46,043,231            7,720,518           20,515,585          6,761,008           17,977,687
    (7,866,290,247)      (17,661,736,799)      (1,637,750,888)      (3,547,375,120)      (921,538,489)      (2,551,597,500)
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
       (52,198,671)         (252,814,044)         (92,648,993)         (12,811,079)       (78,714,605)          47,668,231
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
       (52,277,658)         (252,727,932)         (92,626,771)         (12,744,394)       (78,712,904)          47,699,693
     2,591,494,487         2,844,222,419          516,587,277          529,331,671        515,202,906          467,503,213
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
   $ 2,539,216,829      $  2,591,494,487      $   423,960,506      $   516,587,277      $ 436,490,002      $   515,202,906
   ===============      ================      ===============      ===============      =============      ===============

PACIF IC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. On August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Prime Fund (the "Prime Fund"), Pacific Horizon Treasury Fund (the "Treasury Fund"), Pacific Horizon Government Fund (the "Government Fund") and Pacific Horizon Treasury Only Fund (the "Treasury Only Fund"), collectively the "Funds".

    The Funds each issue three classes of shares (Pacific Horizon Shares, Horizon Shares and Horizon Services Shares). Effective July 22, 1996, the Prime Fund and the Treasury Fund began offering X Shares. The Prime Fund began offering S Shares effective April 7, 1997 and effective July 10, 1997 the Prime Fund and the Treasury Fund each began offering Y Shares. The Treasury Fund is also authorized to issue S shares for purchase as of the date of this report. Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X, S and Y Shares each have a Distribution and Services Plan.

The investment objectives of the Funds are as follows:

    Prime Fund -- Seek high current income and stability of principal by investing in a broad range of government, bank and commercial obligations available in the money markets as well as repurchase agreements relating to such obligations.

    Treasury Fund -- Seek high current income and stability of principal by investing in direct obligations of the U.S. Treasury and repurchase agreements relating to Treasury obligations.

    Government Fund -- Provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing in short-term debt obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, authorities or instrumentalities and in repurchase agreements with respect to such obligations.

    Treasury Only Fund -- Provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing in direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Con-cord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

REPURCHASE AGREEMENTS (PRIME FUND, TREASURY FUND, AND GOVERNMENT FUND):

    The Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distribu-tions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                ACCUMULATED
               UNDISTRIBUTED   ACCUMULATED
                    NET        NET REALIZED
                INVESTMENT     GAIN/(LOSS)
                  INCOME      ON INVESTMENTS
               -------------  --------------
Prime Fund       $   2,742       $182,342
Government
 Fund                  413           (413)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund had the following capital loss carryovers:

                         CAPITAL
                           LOSS      EXPIRATION
         FUND           CARRYOVER       DATE
----------------------  ----------   ----------
Prime Fund             $   744,962      2002
                         2,725,176      2003
                       -----------
                       $ 3,470,138
                       ===========
Treasury Fund          $    47,456      2002
                       ===========
Government Fund        $   939,079      2003
                       ===========
Treasury Only Fund     $    23,969      2003
                       ===========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

    Capital losses incurred after October 31 for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes. The Treasury Only Fund has incurred and elected to defer such capital losses of $8,458 after October 31, 1996. During the year, the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund utilized $172,885, $10,901, $12,552, and $40,236, respectively, of its available capital loss carryover to offset realized capital gains for Federal income tax purposes.

OTHER:

    The Funds maintain a cash balance with their custodian and receive reductions of custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1997, custodian fees and expenses paid by third parties were increased by $1,693 for the Government Fund. There was no effect on net investment income. The Funds could have invested such cash balances in income producing assets if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Funds had an Administration Agreement with BISYS. Bank of America is entitled to a fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS was entitled to a fee for each fund which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion. For the six months ended August 31, 1997, Bank of America voluntarily waived fees from the Government Fund in the amount of $116,046.

    The Funds have entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service organizations include BISYS, Bank of America and its affiliates. For the six months ended August 31, 1997, the Funds were advised that BISYS, Bank of America and their affiliates earned the following amounts pursuant to the Services Agreement and Services Plan:

                             BANK OF
                             AMERICA
                               AND
           FUND             AFFILIATES   BISYS
--------------------------- ----------  -------
Prime Fund                  $3,346,248  $22,110
Treasury Fund                  416,132    5,446
Government Fund                240,521      159
Treasury Only Fund             317,930       25

    The Funds have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares, which are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of

America and their affiliates. For the six months ended August 31, 1997, the Funds were advised that BISYS, Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                                     BANK OF
                                     AMERICA
                                       AND
               FUND                 AFFILIATES
----------------------------------- ----------
Prime Fund                          $3,166,103
Treasury Fund                        1,529,124
Government Fund                        260,334
Treasury Only Fund                     224,526

    The Prime Fund and Treasury Fund have adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of each Fund's X Shares. For the six months ended August 31, 1997 the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                     BANK OF
                                     AMERICA
                                       AND
               FUND                 AFFILIATES
----------------------------------- ----------
Prime Fund                           $374,472
Treasury Fund                          15,796

    The Prime Fund and Treasury Fund have adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organization for the provision of support service with respect to the beneficial owners of Y shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%; respectively, of the average daily net assets of each Funds' Y shares. For the period from July 10, 1997(date of inception) to August 31, 1997, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                     BANK OF
                                     AMERICA
                                       AND
               FUND                 AFFILIATES
----------------------------------- ----------
Prime Fund                            $3,907
Treasury Fund                          1,414

    The Prime Fund has adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organization for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Fund's S shares. For the period from April 7, 1997(date of inception) to August 31, 1997 the Fund was advised that Bank of America and its affiliates earned $31,874 pursuant to the Distribution and Services Plan.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $162,342, $70,985, $33,596 and $48,944 from the Prime Fund, Treasury Fund, Government Fund and Treasury Only Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Prime Fund, Treasury Fund,

Government Fund and Treasury Only Fund incurred legal charges totaling $295,692, $112,670, $21,970, and $19,470, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the Director participates in all or part of a Board or Committee meeting and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a Director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. A Director who dies or resigns after nine years of service as a Director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $15,064, $11,030, $4,600, and $1,819, for the Prime Fund, Treasury Fund,
Government Fund and Treasury Only Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Fund (at $1.00 per share) for the periods indicated are summarized below:

                                PRIME FUND                            TREASURY FUND
                    -----------------------------------    -----------------------------------
                      SIX MONTHS                             SIX MONTHS
                         ENDED           YEAR ENDED             ENDED           YEAR ENDED
                    AUGUST 31, 1997   FEBRUARY 28, 1997    AUGUST 31, 1997   FEBRUARY 28, 1997
                    ---------------   -----------------    ---------------   -----------------
                      (UNAUDITED)                            (UNAUDITED)
Pacific Horizon
 Shares
 Issued..........    1,421,450,092       4,320,031,345      580,948,866         2,180,160,265
 Reinvest........       44,139,878          99,202,915        5,469,113            13,626,783
 Redeemed........   (1,500,161,348)     (4,326,928,364)    (690,637,528)       (2,875,003,912)
                    --------------      --------------   --------------        --------------
Net increase/
 (decrease)......      (34,571,378)         92,305,896     (104,219,549)         (681,216,864)
                    ==============      ==============   ==============        ==============
Horizon Shares
 Issued..........    9,219,317,384      15,114,015,999    2,396,397,412         6,363,082,166
 Reinvest........       13,412,109          25,723,399        4,036,829            11,616,438
 Redeemed........   (8,920,510,978)    (15,081,065,299)  (2,366,293,414)       (6,478,650,334)
                    --------------     ---------------   --------------        --------------
Net increase/
 (decrease)......      312,218,515          58,674,099       34,140,827          (103,951,730)
                    ==============     ===============   ==============        ==============
Horizon Service
 Shares
 Issued..........   13,634,158,320      22,771,276,975    4,767,137,830         8,799,447,002
   Reinvest......       26,468,915          50,011,411        9,248,752            20,737,353
   Redeemed......  (13,476,384,289)    (21,437,775,542)  (4,786,570,782)       (8,293,700,822)
                    --------------     ---------------   --------------        --------------
Net increase/
 (decrease)......      184,242,946       1,383,512,844      (10,184,200)          526,483,533
                    ==============     ===============   ==============        ==============
X Shares
 Issued..........      518,517,302         237,259,971       40,077,584            20,188,155
 Reinvest........        5,573,041           2,324,394          184,588                62,656
 Redeemed........     (321,059,977)        (35,803,494)     (20,772,999)          (14,379,796)
                    --------------     ---------------   --------------        --------------
Net increase.....      203,030,366         203,780,871(a)    19,489,173             5,871,015(a)
                    ==============     ===============   ==============        ==============
S Shares
 Issued..........      122,180,115                  --               --                    --
 Reinvest........          270,464                  --               --                    --
 Redeemed........       (3,912,346)                 --               --                    --
                    --------------     ---------------   --------------        --------------
Net increase.....      118,538,233 (b)              --               --                    --
                    ==============     ===============   ==============        ==============
Y Shares
 Issued..........       42,037,008                  --       10,590,602                    --
 Reinvest........               --                  --               --                    --
 Redeemed........       (5,299,425)                 --       (2,015,524)                   --
                    --------------     ---------------   --------------        --------------
Net increase.....       36,737,583 (c)               --       8,575,078(c)                 --
                    ==============     ===============   ==============        ==============


                              GOVERNMENT FUND                      TREASURY ONLY FUND
                    -----------------------------------    -----------------------------------
                    SIX MONTH ENDED      YEAR ENDED        SIX MONTHS ENDED     YEAR ENDED
                    AUGUST 31, 1997   FEBRUARY 28, 1997    AUGUST 31, 1997   FEBRUARY 28, 1997
                    ---------------   -----------------    ---------------   -----------------
                      (UNAUDITED)                            (UNAUDITED)
Pacific Horizon
 Shares
 Issued..........      257,713,167         817,557,991      226,866,017         1,028,727,745
 Reinvest........        3,157,080           8,010,482        3,890,458            10,180,140
 Redeemed........     (321,130,038)       (894,476,160)    (242,297,570)       (1,088,026,565)
                    --------------      --------------     ------------        --------------
Net decrease.....      (60,259,791)        (68,907,687)     (11,541,095)          (49,118,680)
                    ==============      ==============     ============        ==============
Horizon Shares
 Issued..........       79,305,963         205,437,403       22,424,393           195,585,962
 Reinvest........          829,562           2,653,506          176,047             1,168,058
 Redeemed........      (95,392,117)       (201,774,473)     (26,002,534)         (173,560,437)
                    --------------      --------------     ------------        --------------
Net increase/
 (decrease)......      (15,256,592)          6,316,436       (3,402,094)           23,193,583
                    ==============      ==============     ============        ==============
Horizon Service
 Shares
 Issued..........    1,200,362,247       2,491,053,062      586,772,466         1,356,974,337
 Reinvest........        3,733,876           9,851,597        2,694,503             6,629,489
 Redeemed........   (1,221,228,733)     (2,451,124,487)    (653,238,385)       (1,290,010,498)
                    --------------      --------------     ------------        --------------
Net increase/
 (decrease)......      (17,132,610)         49,780,172      (63,771,416)           73,593,328
                    ==============      ==============     ============        ==============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Period from April 7, 1997 (inception date) to August 31, 1997.
(c) Period from July 10, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............     $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Income from Investment Operations:
 Net investment income.............      0.0258        0.0492        0.0539        0.0424        0.0287        0.0340
 Net realized gains/(losses) on
   investment transactions.........          --            --        0.0004       (0.0227)      (0.0016)           --
                                         ------        ------        ------        ------        ------        ------
Total income from investment
 operations........................      0.0258        0.0492        0.0543        0.0197        0.0271        0.0340
Less dividends to shareholders from
 net investment income.............     (0.0257)      (0.0490)      (0.0539)      (0.0422)      (0.0287)      (0.0341)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................          --            --            --        0.0233            --            --
                                         ------        ------        ------        ------        ------        ------
Net change in net asset value per
 share.............................      0.0001        0.0002        0.0004        0.0008       (0.0016)      (0.0001)
                                         ------        ------        ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................     $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         ======        ======        ======        ======        ======        ======
Total return.......................        2.59%(d)      5.01%         5.53%         4.30%+        2.91%         3.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (millions)........................     $ 2,258      $  2,292      $  2,200      $  1,129      $  1,216      $    992
Ratio of expenses to average net
 assets............................        0.55%(c)      0.55%         0.55%         0.51%         0.52%         0.55%
Ratio of net investment income to
 average net assets................        5.11%(c)      4.92%         5.37%         4.19%         2.86%         3.42%
Ratio of expenses to average net
 assets*...........................          (b)           (b)         0.56%         0.56%         0.53%           (a)
Ratio of net investment income to
 average net assets*...............          (b)           (b)         5.36%         4.14%         2.85%           (a)

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

+ Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a)  There were no fee waivers or expense reimbursements during the period.

(b)  Fees paid by third parties had no effect on the ratios.

(c)  Annualized.

(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0273       0.0524        0.0571        0.0461        0.0319        0.0372
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0004       (0.0232)      (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0273       0.0524        0.0575        0.0229        0.0303        0.0372
Less dividends to shareholders from
 net investment income.............      (0.0273)     (0.0522)      (0.0571)      (0.0454)      (0.0319)      (0.0372)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................           --           --            --        0.0233            --            --
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................           --       0.0002        0.0004        0.0008       (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.76%(d)     5.34%         5.86%         4.63%+        3.24%         3.78%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   2,022     $  1,710      $  1,651      $    662      $  3,840      $ 10,301
 Ratio of expenses to average net
   assets..........................         0.23%(c)     0.23%         0.23%         0.16%         0.20%         0.23%
 Ratio of net investment income to
   average net assets..............         5.43%(c)     5.24%         5.69%         4.11%         3.19%         3.59%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.24%         0.23%         0.21%           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.68%         4.04%         3.18%           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0261       0.0499        0.0546        0.0431        0.0294        0.0345
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0004       (0.0227)      (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0261       0.0499        0.0550        0.0204        0.0278        0.0345
Less dividends to shareholders from
 net investment income.............      (0.0260)     (0.0497)      (0.0546)      (0.0429)      (0.0294)      (0.0347)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................           --           --            --        0.0233            --            --
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................       0.0001       0.0002        0.0004        0.0008       (0.0016)      (0.0002)
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.63%(d)     5.08%         5.60%         4.37%+        2.98%         3.53%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   3,130     $  2,945      $  1,561      $    864      $    839      $    793
 Ratio of expenses to average net
   assets..........................         0.48%(c)     0.48%         0.48%         0.44%         0.45%         0.48%
 Ratio of net investment income to
   average net assets..............         5.18%(c)     5.00%         5.44%         4.31%         2.94%         3.49%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.49%         0.48%         0.46%           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.43%         4.27%         2.93%           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(a)
                                                        -----------    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......    $    1.00       $   1.00
Income from Investment Operations:
  Net investment income..............................       0.0245         0.0282
  Net realized gains/(losses) on investment
    transactions.....................................           --             --
                                                          --------       --------
Total income from investment operations..............       0.0245         0.0282
Less dividends to shareholders from net investment
  income.............................................      (0.0245)       (0.0281)
                                                          --------       --------
Net change in net asset value per share..............           --         0.0001
                                                          --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD.............    $    1.00       $   1.00
                                                          ========       ========
Total return.........................................         2.48%(d)       2.84%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).............    $     407       $    204
  Ratio of expenses to average net assets............         0.78%(c)       0.78%(c)
  Ratio of net investment income to average net
    assets...........................................         4.90%(c)       4.73%(c)
  Ratio of expenses to average net assets*...........          (b)            (b)
  Ratio of net investment income to average net
    assets*..........................................          (b)            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0197
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0197
Less dividends to shareholders from net investment
  income.................................................        (0.0197)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $     119
  Ratio of expenses to average net assets................           0.78%(c)
  Ratio of net investment income to average net assets...           4.94%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from April 7, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0065
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0065
Less dividends to shareholders from net investment
  income.................................................        (0.0065)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $      37
  Ratio of expenses to average net assets................           1.23%(c)
  Ratio of net investment income to average net assets...           4.50%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 10, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0249       0.0477        0.0527        0.0405        0.0262        0.0309
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0011        0.0001       (0.0002)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0249       0.0477        0.0538        0.0406        0.0260        0.0309
Less dividends to shareholders from
 net investment income.............      (0.0247)     (0.0477)      (0.0527)      (0.0405)      (0.0262)      (0.0311)
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................       0.0002           --        0.0011        0.0001       (0.0002)      (0.0002)
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.50%(d)     4.87%         5.40%         4.13%         2.65%         3.15%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $     306     $    411      $  1,091      $  1,132      $  1,577      $  1,746
 Ratio of expenses to average net
   assets..........................         0.58%(c)     0.57%         0.57%         0.55%         0.55%         0.56%
 Ratio of net investment income to
   average net assets..............         4.91%(c)     4.76%         5.24%         3.99%         2.62%         3.11%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.58%           (a)           (a)           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.23%           (a)           (a)           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0264       0.0509        0.0559        0.0437        0.0294        0.0341
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0011        0.0001       (0.0002)       0.0002
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0264       0.0509        0.0570        0.0438        0.0292        0.0343
Less dividends to shareholders from
 net investment income.............      (0.0264)     (0.0509)      (0.0559)      (0.0437)      (0.0294)      (0.0343)
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................           --           --        0.0011        0.0001       (0.0002)           --
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.66%(d)     5.21%         5.73%         4.46%         2.98%         3.48%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $     652     $    618      $    722      $    469      $    487      $    598
 Ratio of expenses to average net
   assets..........................         0.26%(c)     0.25%         0.25%         0.23%         0.23%         0.24%
 Ratio of net investment income to
   average net assets..............         5.23%(c)     5.09%         5.56%         4.36%         2.94%         3.38%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.26%           (a)           (a)           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.55%           (a)           (a)           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0251       0.0484        0.0534        0.0412        0.0269        0.0316
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0011        0.0001       (0.0002)       0.0002
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0251       0.0484        0.0545        0.0413        0.0267        0.0318
Less dividends to shareholders from
 net investment income.............      (0.0251)     (0.0484)      (0.0534)      (0.0412)      (0.0269)      (0.0318)
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................           --           --        0.0011        0.0001       (0.0002)           --
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.54%(d)     4.97%         5.47%         4.20%         2.72%         3.23%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   1,547     $  1,557      $  1,031      $    364      $    541      $    369
 Ratio of expenses to average net
   assets..........................         0.51%(c)     0.50%         0.50%         0.48%         0.48%         0.49%
 Ratio of net investment income to
   average net assets..............         4.98%(c)     4.84%         5.31%         4.01%         2.69%         3.28%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.51%           (a)           (a)           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.30%           (a)           (a)           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(a)
                                                        -----------    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......    $    1.00       $   1.00
                                                          --------       --------
Income from Investment Operations:
  Net investment income..............................       0.0236         0.0271
                                                          --------       --------
Total income from investment operations..............       0.0236         0.0271
Less dividends to shareholders from net investment
  income.............................................      (0.0236)       (0.0271)
                                                          --------       --------
Net change in net asset value per share..............           --             --
                                                          --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD.............    $    1.00       $   1.00
                                                          ========       ========
Total return.........................................         2.38%(d)       2.74%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).............    $      25       $      6
  Ratio of expenses to average net assets............         0.81%(c)       0.81%(c)
  Ratio of net investment income to average net
    assets...........................................         4.72%(c)       4.58%(c)
  Ratio of expenses to average net assets*...........          (b)            (b)
  Ratio of net investment income to average net
    assets*..........................................          (b)            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                             AUGUST 31, 1997
                                                             (UNAUDITED)(a)
                                                             ---------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD............      $    1.00
                                                                 --------
Income from Investment Operations:
  Net investment income...................................         0.0173
                                                                 --------
Total income from investment operations...................         0.0173
Less dividends to shareholders from net investment
  income..................................................        (0.0173)
                                                                 --------
Net change in net asset value per share...................             --
                                                                 --------
NET ASSET VALUE PER SHARE, END OF PERIOD..................      $    1.00
                                                                 ========
Total return..............................................           2.32%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)..................      $       9
  Ratio of expenses to average net assets.................           1.27%(c)
  Ratio of net investment income to average net assets....           4.30%(c)
  Ratio of expenses to average net assets*................            (b)
  Ratio of net investment income to average net assets*...            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 10, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                   SIX MONTHS
                                      ENDED                             YEAR ENDED
                                   AUGUST 31,    ---------------------------------------------------------
                                      1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                   (UNAUDITED)       1997           1996           1995           1994
                                   -----------   ------------   ------------   ------------   ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD............    $    1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                     --------      --------       --------       --------       --------
Income from Investment
 Operations:
   Net investment income........       0.0255        0.0481         0.0530         0.0421         0.0288
   Net realized gains/(losses)
     on investment
     transactions...............           --            --        (0.0004)**     (0.0091)       (0.0006)
                                     --------      --------       --------       --------       --------
Total income from investment
 operations.....................       0.0255        0.0481         0.0526         0.0330         0.0282
Less dividends to shareholders
 from net investment income.....      (0.0249)      (0.0480)       (0.0524)       (0.0420)       (0.0288)
Increase due to voluntary
 capital contribution from
 Investment Advisor.............           --            --             --         0.0085             --
                                     --------      --------       --------       --------       --------
Net change in net asset value
 per share......................       0.0006        0.0001         0.0002        (0.0005)       (0.0006)
                                     --------      --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END
 OF PERIOD......................    $    1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                     ========      ========       ========       ========       ========
Total return....................         2.52%(c)      4.91%          5.37%          4.28%+         2.92%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................    $     132      $    192       $    261       $    355       $    154
 Ratio of expenses to average
   net assets...................         0.60%(b)      0.55%          0.56%          0.50%          0.60%
 Ratio of net investment income
   to average net assets........         4.94%(b)      4.82%          5.34%          4.27%          2.88%
 Ratio of expenses to average
   net assets*..................         0.65%(b)      0.61%(a)       0.63%          0.58%          0.60%
 Ratio of net investment income
   to average net assets*.......         4.89%(b)      4.76%(a)       5.27%          4.19%          2.88%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

(a) Fees paid by third parties had no effect on the ratios.

(b) Annualized.

(c) Not annualized.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                SIX MONTHS
                                   ENDED                             YEAR ENDED
                                AUGUST 31,    ---------------------------------------------------------
                                   1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                (UNAUDITED)       1997           1996           1995         1994(b)
                                -----------   ------------   ------------   ------------   ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........    $    1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                  --------      --------       --------       --------       --------
Income from Investment
 Operations:
   Net investment income.....       0.0268        0.0513         0.0600         0.0454         0.0227
   Net realized
     gains/(losses) on
     investment
     transactions............           --            --        (0.0042)**     (0.0092)       (0.0006)
                                  --------      --------       --------       --------       --------
Total income from investment
 operations..................       0.0268        0.0513         0.0558         0.0362         0.0221
Less dividends to
 shareholders from net
 investment income...........      (0.0265)      (0.0512)       (0.0556)       (0.0452)       (0.0227)
Increase due to voluntary
 capital contribution from
 Investment Advisor..........           --            --             --         0.0085             --
                                  --------      --------       --------       --------       --------
Net change in net asset value
 per share...................       0.0003        0.0001         0.0002        (0.0005)       (0.0006)
                                  --------      --------       --------       --------       --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............    $    1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                  ========      ========       ========       ========       ========
Total return.................         2.68%(d)      5.25%          5.71%          4.61%+         2.29%(d)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)................    $      46      $     61       $     55       $    235       $    370
 Ratio of expenses to average
   net assets................         0.28%(c)      0.22%          0.24%          0.17%          0.28%(c)
 Ratio of net investment
   income to average net
   assets....................         5.27%(c)      5.15%          5.66%          4.67%          3.17%(c)
 Ratio of expenses to average
   net assets*...............         0.33%(c)      0.29%(a)       0.30%          0.25%          0.28%(c)
 Ratio of net investment
   income to average net
   assets*...................         5.22%(c)      5.08%(a)       5.60%          4.59%          3.17%(c)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

(a) Fees paid by third parties had no effect on the ratios.

(b) Period from June 14, 1993 (inception date) to February 28, 1994.

(c) Annualized.

(d) Not annualized.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED
                                                 AUGUST 31,   ------------------------------------------------------
                                                    1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                                                 (UNAUDITED)      1997          1996          1995          1994
                                                 -----------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.......................................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    -------      -------       -------       -------       -------
Income from Investment Operations:
 Net investment income........................       0.0254       0.0488        0.0537        0.0429        0.0300
 Net realized gains/(losses) on investment
   transactions...............................           --           --       (0.0004)**    (0.0092)      (0.0006)
                                                    -------      -------       -------       -------       -------
Total income from investment operations.......       0.0254       0.0488        0.0533        0.0337        0.0294
Less dividends to shareholders from net
 investment income............................      (0.0253)     (0.0487)      (0.0531)      (0.0427)      (0.0300)
Increase due to voluntary capital contribution
 from Investment Advisor......................           --           --            --        0.0085            --
                                                    -------      -------       -------       -------       -------
Net change in net asset value per share.......       0.0001       0.0001        0.0002       (0.0005)      (0.0006)
                                                    -------      -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD......    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    =======      =======       =======       =======       =======
Total return..................................         2.56%(c)     4.98%         5.44%         4.35%+        3.04%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions).......    $     246     $    263      $    213      $    289      $    326
 Ratio of expenses to average net assets......         0.53%(b)     0.48%         0.49%         0.43%         0.48%
 Ratio of net investment income to average net
   assets.....................................         5.02%(b)     4.89%         5.41%         4.32%         2.99%
 Ratio of expenses to average net assets*.....         0.58%(b)     0.54%(a)      0.56%         0.51%         0.53%
 Ratio of net investment income to average net
   assets*....................................         4.97%(b)     4.83%(a)      5.34%         4.24%         2.94%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

(a) Fees paid by third parties had no effect on the ratios.

(b) Annualized.

(c) Not annualized.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED
                                                 AUGUST 31,   ------------------------------------------------------
                                                    1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                                                 (UNAUDITED)      1997          1996          1995          1994
                                                 -----------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.......................................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    -------      -------       -------       -------       -------
Income from Investment Operations:
 Net investment income........................       0.0238       0.0458        0.0495        0.0384        0.0254
 Net realized gains/(losses) on investment
   transactions...............................           --       0.0001        0.0003       (0.0002)      (0.0002)
                                                    -------      -------       -------       -------       -------
Total income from investment operations.......       0.0238       0.0459        0.0498        0.0382        0.0252
Less dividends to shareholders from net
 investment income............................      (0.0238)     (0.0458)      (0.0495)      (0.0384)      (0.0254)
                                                    -------      -------       -------       -------       -------
Net change in net asset value per share.......           --       0.0001        0.0003       (0.0002)      (0.0002)
                                                    -------      -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD......    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    =======      =======       =======       =======       =======
Total return..................................         2.41%(d)     4.68%         5.06%         3.90%         2.57%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions).......    $     214     $    225      $    274      $     90      $     72
 Ratio of expenses to average net assets......         0.62%(c)     0.60%         0.63%         0.62%         0.56%
 Ratio of net investment income to average net
   assets.....................................         4.72%(c)     4.59%         4.94%         3.90%         2.54%
 Ratio of expenses to average net assets*.....           (b)          (b)           (a)         0.63%         0.72%
 Ratio of net investment income to average net
   assets*....................................           (b)          (b)           (a)         3.89%         2.38%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,    YEAR ENDED   PERIOD ENDED
                                                       1997      FEBRUARY 28,  FEBRUARY 29,
                                                    (UNAUDITED)      1997        1996 (a)
                                                    -----------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD....   $    1.00     $   1.00      $   1.00
                                                       -------      -------       -------
Income from Investment Operations:
  Net investment income...........................      0.0254       0.0490        0.0227
  Net realized gains/(losses) on investment
    transactions..................................          --       0.0001       (0.0001)
                                                       -------      -------       -------
Total income from investment operations...........      0.0254       0.0491        0.0226
Less dividends to shareholders from net investment
  income..........................................     (0.0254)     (0.0490)      (0.0227)
                                                       -------      -------       -------
Net change in net asset value per share...........          --       0.0001       (0.0001)
                                                       -------      -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD..........   $    1.00     $   1.00      $   1.00
                                                       =======      =======       =======
Total return......................................        2.57%(e)     5.02%         2.30%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)..........   $      27     $     30      $      7
  Ratio of expenses to average net assets.........        0.30%(d)     0.27%         0.70%(d)
  Ratio of net investment income to average net
    assets........................................        5.05%(d)     4.94%        11.88%(d)
  Ratio of expenses to average net assets*........          (c)          (c)           (b)
  Ratio of net investment income to average net
    assets*.......................................          (c)          (c)           (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from September 20, 1995 (inception date) to February 29, 1996.

(b) There were no fee waivers or expense reimbursements during the period.

(c) Fees paid by third parties had no effect on the ratios.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED
                                                 AUGUST 31,   ------------------------------------------------------
                                                    1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                                                 (UNAUDITED)      1997          1996          1995          1994
                                                 -----------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.......................................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    -------      -------       -------       -------       -------
Income from Investment Operations:
 Net investment income........................       0.0242       0.0465        0.0502        0.0391        0.0273
 Net realized gains/(losses) on investment
   transactions...............................           --       0.0001        0.0003       (0.0002)      (0.0002)
                                                    -------      -------       -------       -------       -------
Total income from investment operations.......       0.0242       0.0466        0.0505        0.0389        0.0271
Less dividends to shareholders from net
 investment income............................      (0.0242)     (0.0465)      (0.0502)      (0.0391)      (0.0273)
                                                    -------      -------       -------       -------       -------
Net change in net asset value per share.......           --       0.0001        0.0003       (0.0002)      (0.0002)
                                                    -------      -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD......    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    =======      =======       =======       =======       =======
Total return..................................         2.44%(d)     4.75%         5.14%         3.98%         2.76%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions).......    $     196     $    260      $    186      $    194      $    272
 Ratio of expenses to average net assets......         0.55%(c)     0.53%         0.56%         0.55%         0.39%
 Ratio of net investment income to average net
   assets.....................................         4.79%(c)     4.66%         5.01%         3.86%         2.73%
 Ratio of expenses to average net assets*.....           (b)          (b)           (a)         0.56%         0.64%
 Ratio of net investment income to average net
   assets*....................................           (b)          (b)           (a)         3.85%         2.48%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                        ---------------
                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237
                                                        ---------------

                         [PACIFIC HORIZON FUNDS LOGO]

                      Provident Distributor, Inc., Distributor
     PRM-0029 10/97

                    PACIFIC HORIZON TAX-EXEMPT INCOME FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1997




                          National Municipal Bond Fund

                        California Tax-Exempt Bond Fund




                               Investing For All
                             The Times Of Your Life




                                NOT FDIC INSURED


                   PACIFIC HORIZON TAX-EXEMPT INCOME FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                               CONTENTS


      .
      .
      .      FUND FACTS                              2-3
      .
      .      UNDERSTANDING YOUR SHAREHOLDER REPORT   4-6
      .
      .      ECONOMIC REVIEW FROM THE INVESTMENT
      .        ADVISER                               8-9
      .
      .      PORTFOLIO OF INVESTMENTS
      .
      .        National Municipal Bond Fund        10-14
      .
      .        California Tax-Exempt Bond Fund     15-21
      .
      .      STATEMENTS OF ASSETS AND LIABILITIES
      .
      .        National Municipal Bond Fund           22
      .
      .        California Tax-Exempt
      .          Bond Fund                            23
      .
      .      STATEMENTS OF OPERATIONS
      .
      .        National Municipal Bond Fund           24
      .
      .        California Tax-Exempt Bond Fund        25
      .
      .      STATEMENTS OF CHANGES IN NET ASSETS
      .
      .        National Municipal Bond Fund           26
      .
      .        California Tax-Exempt Bond Fund        27
      .
      .      NOTES TO FINANCIAL STATEMENTS         28-35
      .
      .      FINANCIAL HIGHLIGHTS                  36-39
      .
      .      REPORT OF INDEPENDENT ACCOUNTANTS


PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                          MOODY'S/
                                            S&P
                                          RATINGS               MATURITY   PRINCIPAL      VALUE
             DESCRIPTION                (UNAUDITED)   RATE        DATE      AMOUNT      (NOTE 2)
--------------------------------------  ------------  -----     --------   ---------   -----------
MUNICIPAL BONDS--104.5%
CALIFORNIA -- 7.6%
 California Health Facilities, Pomona
   Valley Hospital Medical Center
   (MBIA Insured), Prerefunded on
   1/1/00 @102........................    AAA/AAA     6.75%     01/01/07   $250,000    $   269,375
 California State Department of
   Veteran Affairs, Home Purchase,
   Series A (AMT), Callable on 9/30/97
   @101.5.............................     Aa2/A+     7.38%     08/01/12     30,000         30,779
 Del Mar California Race Track
   Authority..........................     NR/NR      6.00%     08/15/06    250,000        263,437
 Del Mar California Race Track
   Authority, Callable on 8/15/06
   @102...............................     NR/NR      6.20%     08/15/11    250,000        264,687
 Foothill/Eastern Corridor, California
   Toll Road, Senior Lien, Series A,
   Callable on 1/1/05 @102............    BAA/BBB-    6.00%     01/01/34    150,000        153,000
 West Covina, Certificates of
   Participation, Queen of the Valley
   Hospital, Callable on 8/15/04
   @102...............................      A2/A      6.50%     08/15/24     75,000         79,969
                                                                                        ----------
                                                                                         1,061,247
                                                                                        ----------
COLORADO -- 1.6%
 Pueblo County Single Family Mortgage,
   Series A, Callable on 6/1/02
   @102...............................     NR/AA-     6.85%     12/01/25    205,000        216,019
                                                                                        ----------
CONNECTICUT -- 0.6%
 Connecticut State Clean Water,
   Callable on 6/1/04 @102............    AAA/AA+     5.65%     06/01/10     75,000         78,281
                                                                                        ----------
FLORIDA -- 5.7%
 Florida State Board of Education,
   Capital Outlay, Series A, Callable
   on 6/1/07 @101.....................    AA2/AA+     5.00%     06/01/27    500,000        466,250
 Florida State Board of Education,
   Capital Outlay, Series A, Callable
   on 6/1/04 @101.....................    Aa2/AA+     6.10%     06/01/24     75,000         78,750
 Jacksonville Electric Authority, St.
   John's River, Issue 2, Series 9,
   Callable on 10/1/02 @102...........     Aa1/AA     5.25%     10/01/21    255,000        245,437
                                                                                        ----------
                                                                                           790,437
                                                                                        ----------
IDAHO -- 2.4%
 Idaho Health Facility Authority,
   Daily Variable Rate (Final maturity
   5/1/22)*...........................    VMIG1/NR    3.65%     09/02/97    335,000        335,000
                                                                                        ----------

---------------
See Notes to Financial Statements.

                                          MOODY'S/
                                            S&P
                                          RATINGS               MATURITY   PRINCIPAL      VALUE
             DESCRIPTION                (UNAUDITED)   RATE        DATE      AMOUNT      (NOTE 2)
--------------------------------------  ------------  ----      ---------- --------    ----------
ILLINOIS -- 13.1%
 Chicago O'Hare International Airport,
   Senior Lien, Series A, Callable on
   1/1/04 @102........................     A1/A+      4.80%     01/01/05   $500,000    $   492,500
 Cook County, Series B (FGIC Insured),
   Callable on 11/15/02 @102..........    AAA/AAA     5.50%     11/15/22    300,000        295,125
 Illinois Health Facilities Authority,
   Elmhurst Memorial Hospital, Series
   B, Daily Variable Rate (Final
   maturity 1/1/20)*..................    VMIG1/NR    3.70%     01/01/20    100,000        100,000
 Illinois Health Facility Authority,
   Edward Hospital, Series A, Callable
   on 2/15/04 @102....................     A2/A+      6.00%     02/15/19     75,000         76,219
 Illinois Health Facility Authority,
   Illinois Masonic Medical Center,
   Series A, Callable on 10/1/99
   @102...............................     A3/A-      7.60%     10/01/07    300,000        321,000
 Illinois State Sales Tax Revenue,
   Series W (FGIC Insured) Callable on
   6/15/06
   @101...............................    AAA/AAA     5.00%     06/15/16    520,000        491,400
 Illinois State Sales Tax Revenue,
   Series O, Callable on 6/15/01
   @100...............................    AA3/AAA     6.00%     06/15/18     50,000         51,250
                                                                                        ----------
                                                                                         1,827,494
                                                                                        ----------
INDIANA -- 4.4%
 Bloomington Indiana Sewer Works (MBIA
   Insured), Callable on 1/1/05
   @102...............................    Aaa/AAA     5.88%     01/01/25    150,000        153,000
 Indiana Bond Bank Revolving Fund,
   Program A, Callable on 2/1/05
   @102...............................      NR/A      6.88%     02/01/12    100,000        111,250
 Indianapolis Local Public
   Improvement, Callable on 3/27/97
   @101.5.............................    AAA/AAA     7.90%     02/01/07    300,000        352,875
                                                                                        ----------
                                                                                           617,125
                                                                                        ----------
KENTUCKY -- 3.7%
 Kentucky Economic Development, Daily
   Variable Rate (Final maturity
   11/1/20)*..........................    VMIG1/NR    3.65%     09/02/97    300,000        300,000
 Kentucky State Property & Buildings
   Refunding Project No. 55...........      A/A+      6.00%     09/01/08    200,000        216,750
                                                                                        ----------
                                                                                           516,750
                                                                                        ----------
LOUISIANA -- 1.5%
 Louisiana State General Obligation
   Bond, Series A (MBIA Insured)......    AAA/AAA     5.38%     08/01/05    200,000        208,250
                                                                                        ----------
MASSACHUSETTS -- 8.0%
 Massachusetts Bay Transportation
   Authority, General Transportation
   System, Series A, Callable on
   3/1/06 @101........................     A1/A+      5.38%     03/01/16    500,000        499,375
 Massachusetts State Housing Finance
   Agency, Single Family Housing
   Revenue, (MBIA Insured) (AMT),
   Callable on 6/1/06 @102............    AAA/AAA     6.25%     12/01/15    500,000        522,500

---------------
See Notes to Financial Statements.

                                          MOODY'S/
                                            S&P
                                          RATINGS               MATURITY   PRINCIPAL      VALUE
             DESCRIPTION                (UNAUDITED)   RATE        DATE      AMOUNT      (NOTE 2)
--------------------------------------  -----------   ----      ---------- --------    ----------
 Massachusetts State Water Resource
   Authority, Series C, Callable on
   12/1/04 @102.......................      A/A       5.25%     12/01/20   $100,000    $    96,125
                                                                                        ----------
                                                                                         1,118,000
                                                                                        ----------
MICHIGAN -- 4.0%
 Greater Detroit Resource Recovery
   Authority, Series B (AMBAC
   Insured)...........................    AAA/AAA     6.25%     12/13/05    500,000        550,625
                                                                                        ----------
MINNESOTA -- 3.4%
 Northern Municipal Power Agency,
   Series A, Callable on 1/1/99 @102..      A2/A      7.25%     01/01/16    445,000        468,919
                                                                                        ----------
MISSOURI -- 4.0%
 Sikeston Electric Revenue, ETM.......    AAA/AAA     6.25%     06/01/08    500,000        556,875
                                                                                        ----------
NEBRASKA -- 1.3%
 Omaha Public Power District, Nebraska
   Electric Company, Series C.........     AA2/AA     5.50%     02/01/14    175,000        180,250
                                                                                        ----------
NEVADA -- 11.1%
 Clark County Convention & Visitors
   Center (MBIA Insured)..............    AAA/AAA     4.80%     07/01/02    500,000        508,125
 Clark County Passenger Facilities
   Charge, Las Vegas/Macarran
   International Airport, Series A,
   (MBIA Insured) (AMT) Callable on
   7/1/05 @102........................    AAA/AAA     5.75%     07/01/23    500,000        503,125
 Nevada Housing Division, Single
   Family Mortgage, Series D1,
   Callable on 4/1/06 @102............     Aa3/NR     6.25%     04/01/14    500,000        529,375
                                                                                        ----------
                                                                                         1,540,625
                                                                                        ----------
NEW JERSEY -- 3.8%
 New Jersey Economic Development
   Authority, Market Transition
   Facilities, Series A (MBIA
   Insured), Callable on 7/1/04
   @102...............................    AAA/AAA     5.70%     07/01/05    150,000        159,187
 New Jersey State Turnpike Authority,
   Series C (AMBAC Insured), Callable
   on 1/1/01 @101.5...................    AAA/AAA     6.40%     01/01/07    350,000        374,062
                                                                                        ----------
                                                                                           533,249
                                                                                        ----------
NEW YORK -- 4.4%
 New York City, Industrial Development
   Agency, Special Facilities Revenue,
   Terminal One Group Assistant
   Project (AMT), Callable on 1/1/04
   @102...............................      A/A       6.00%     01/01/15     75,000         77,063
 New York State Energy Research and
   Development Authority, Electric
   Facility Revenue, Series A (AMT),
   Callable on 1/1/98 @101.5..........     A1/A+      7.75%     01/01/24     65,000         66,707
 New York State Local Government
   Assistance Corp., Series B,
   Callable on 4/1/02 @102............      A3/A      6.00%     04/01/18     50,000         51,125

---------------
See Notes to Financial Statements.

                                          MOODY'S/
                                            S&P
                                          RATINGS               MATURITY   PRINCIPAL      VALUE
             DESCRIPTION                (UNAUDITED)   RATE        DATE      AMOUNT      (NOTE 2)
--------------------------------------  -----------   ----      ---------- --------    ----------
 New York State Urban Development
   Facilities.........................    BAA1/BBB    5.75%     04/01/11   $400,000    $   414,500
                                                                                        ----------
                                                                                           609,395
                                                                                        ----------
OREGON -- 1.1%
 Portland International Airport,
   Series 10 (FGIC Insured) (AMT),
   Callable on 7/1/05 @101............    AAA/AAA     5.88%     07/01/15    150,000        154,500
                                                                                        ----------
PENNSYLVANIA -- 5.4%
 Pennsylvania State General Obligation
   Bonds, First Series................     A1/AA-     4.88%     05/01/02    250,000        253,750
 Philadelphia Airport, Series A (AMBAC
   Insured) (AMT), Callable on 6/15/05
   @102...............................    AAA/AAA     5.70%     06/15/07    200,000        210,500
 Philadelphia Wastewater (AMBAC-TCRS
   Insured)...........................    AAA/AAA     5.50%     06/15/07    250,000        264,688
 Pittsburgh Urban Redevelopment
   Authority, Home Improvement, Series
   A (AMT), Callable on 2/1/04 @102...      A/A       5.65%     08/01/15     20,000         20,125
                                                                                        ----------
                                                                                           749,063
                                                                                        ----------
TENNESSEE -- 4.5%
 Humphreys County Industrial
   Development Board, E.I. Du Pont De
   Nemours and Co. Project (AMT),
   Callable on 5/1/04 @102............    AA3/AA-     6.70%     05/01/24     75,000         81,844
 Maury County Industrial Development
   Board Pollution Control, Callable
   on 9/1/04 @102.....................     A3/A-      6.50%     09/01/24    500,000        542,500
                                                                                        ----------
                                                                                           624,344
                                                                                        ----------
TEXAS -- 6.9%
 Brazos River Authority, Special
   Facilities (FGIC Insured), Callable
   on 8/15/05 @100....................    AAA/AAA     5.50%     08/15/15    200,000        200,000
 Lower Colorado River Authority,
   Junior Lien (AMBAC Insured) ETM,
   Callable on 1/1/02 @100............     NR/AAA     6.00%     01/01/17     10,000         10,850
 Lower Colorado River Authority,
   Junior Lien (AMBAC Insured),
   Callable on 1/1/02 @100............    AAA/AAA     6.00%     01/01/17     40,000         40,900
 Lower Neches Valley River Treatment
   Project, Callable on 2/1/04 @102...     AA2/AA     5.65%     02/01/29    600,000        605,250
 Texas Water Development Board, State
   Revolving Fund, Senior Lien,
   Callable on 7/15/02 @102...........    AA-1/AAA    6.00%     07/15/13    100,000        104,250
                                                                                        ----------
                                                                                           961,250
                                                                                        ----------
UTAH -- 3.8%
 Ashley Valley Water and Sewer
   Implementation District, (AMBAC
   Insured)...........................    AAA/AAA     9.50%     01/01/08    310,000        387,888
 Intermountain Power Agency, Utah
   Power Supply, Series C.............     A1/A+      5.25%     07/01/14    150,000        147,000
                                                                                        ----------
                                                                                           534,888
                                                                                        ----------

---------------
See Notes to Financial Statements.

                                          MOODY'S/
                                            S&P
                                          RATINGS               MATURITY   PRINCIPAL      VALUE
             DESCRIPTION                (UNAUDITED)   RATE        DATE      AMOUNT      (NOTE 2)
--------------------------------------  -----------   ----      ---------- --------    ----------
WASHINGTON -- 1.4%
 Washington Health Care Facility
   Authority, Fred Hutchinson Cancer
   Research Center, Series 1991-B
   (LOC -- Morgan Guaranty) (Final
   Maturity 1/1/18)*..................    VMIG1/NR    3.65%     09/02/97   $200,000    $   200,000
                                                                                        ----------
WYOMING -- 0.8%
 Wyoming Community Development
   Authority, Single Family Mortgage,
   Series G (AMT), Callable on
   11/26/01 @103......................     AA2/AA     7.20%     06/01/10    100,000        108,375
                                                                                        ----------
TOTAL INVESTMENTS
 (COST $14,067,839) -- 104.5% (a).....                                                  14,540,961
 Liabilities in Excess of Other
   Assets -- (4.5%)...................                                                    (627,842)
                                                                                        ----------
NET ASSETS -- 100.0%..................                                                 $13,913,119
                                                                                        ==========

---------------

Percentages indicated are based on net assets of $13,913,119.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation......................................    $ 482,944
            Unrealized depreciation......................................       (9,822)
                                                                             ---------
            Net unrealized appreciation..................................    $ 473,122
                                                                             ==========

* Variable rate security. Maturity date reflects the next interest rate change date.

AMBAC -- AMBAC Indemnity Corporation.
AMT   -- Interest on securities subject to Federal Alternative Minimum Tax.
EFGIC   -- Financial Guaranty Insurance Company.
MBIA  -- Municipal Bond Insurance Association.
TCRS  -- Trust Certificate Receipts.
NR     -- No rating assigned by Moody's or S&P.


See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                         MOODY'S/
                                           S&P
                                         RATINGS               MATURITY   PRINCIPAL       VALUE
             DESCRIPTION               (UNAUDITED)   RATE        DATE       AMOUNT       (NOTE 2)
-------------------------------------  ------------  -----     --------   ----------   ------------
MUNICIPAL BONDS -- 99.3%
CALIFORNIA -- 96.0%
 ABAG Financial Corporation,
   Certificates of Participation,
   Series A, Callable on 6/1/00
   @102..............................      NR/A      6.25%     06/01/11   $1,000,000   $  1,036,250
 Alameda County Water District Water
   Systems Project (FGIC Insured),
   Callable on 6/1/04
   @102..............................    AAA/AAA     6.00%     06/01/15   2,515,000       2,621,888
 Alameda Santa Rita Jail,
   Certificates of Participation
   (MBIA Insured), Callable on
   12/1/03 @102......................    AAA/AAA     5.70%     12/01/14   3,000,000       3,075,000
 Bodega Bay Fire Protection District,
   Certificate of Participation, Fire
   Station Project, Callable on
   10/1/14 @102......................    NR/BBB-     6.45%     10/01/31   1,185,000       1,242,769
 California Health Facilities
   Authority, Adventist Health
   Systems, Series A (MBIA Insured),
   Callable on 3/1/01
   @102..............................    AAA/AAA     7.00%     03/01/13   1,000,000       1,091,250
 California Health Facilities
   Authority, Adventist Health
   Systems West, Series B (MBIA
   Insured), Callable on 3/1/01
   @102..............................    AAA/AAA     6.50%     03/01/07   1,000,000       1,081,250
 California Health Facilities
   Authority, Kaiser Permanente
   Permanente Medical Care, Series A,
   Callable on 12/1/00 @102..........     AA3/AA     6.50%     12/01/20   2,000,000       2,127,500
 California Housing Finance Authority
   (AMT) (MBIA Insured), Callable on
   8/1/07 @102.......................    AAA/AAA     5.65%     08/01/17   1,250,000       1,257,812
 California Housing Finance Authority
   (AMT) (MBIA Insured), Callable on
   8/1/07 @102.......................    AAA/AAA     5.75%     02/01/29   3,000,000       3,030,000
 California Pollution Control
   Financing Authority, Pacific Gas &
   Electric Co., Series A (AMT),
   Callable on 6/1/02 @102...........     A2/A+      6.63%     06/01/09   1,000,000       1,078,750
 California Pollution Control
   Financing Authority, Shell
   Martinez Refining Project, Daily
   Variable Rate (Final maturity
   10/1/31)*.........................   VMIG1/A1+    3.40%     09/02/97   2,000,000       2,000,000
 California Pollution Control
   Financing Authority, Southern
   California Edison, Series A (AMT),
   Callable on 9/1/99 @102...........     NR/A+      6.90%     09/01/06   1,000,000       1,063,750

---------------
See Notes to Financial Statements.

                                         MOODY'S/
                                           S&P
                                         RATINGS               MATURITY   PRINCIPAL       VALUE
             DESCRIPTION               (UNAUDITED)   RATE        DATE       AMOUNT       (NOTE 2)
-------------------------------------  -----------  ------     --------   ---------      --------
 California Pollution Control
   Financing Authority, Southern
   California Edison, Series B (AMT),
   Callable on 12/1/02 @102..........     A2/A+      6.40%     12/01/24   $1,000,000   $  1,045,000
 California Public Works Board,
   Department of Corrections, Series
   A (AMBAC Insured), Callable on
   1/1/06............................    AAA/AAA     5.50%     01/01/10   2,000,000       2,080,000
 California Public Works Board,
   Department of Corrections, State
   Prison, Series E, Callable on
   6/1/04 @102.......................      A/A       5.50%     06/01/19   7,970,000       7,890,300
 California State Department of
   Water, Central Valley Project,
   Series L, Callable on 6/1/03
   @101.5............................     AA/AA      5.70%     12/01/16   4,500,000       4,590,000
 California State Department of Water
   Revenue (Residential Central
   Valley Project) Series S, Callable
   on 12/1/07 @101...................     AA2/AA     5.00%     12/01/17   6,000,000       5,707,500
 California State General Obligation
   Bond..............................     A-1/A+     6.75%     04/01/07   2,575,000       2,983,781
 California State General Obligation
   Bond (AMBAC-TCRS Insured),
   Callable on 5/1/04 @102...........    AAA/AAA     6.00%     05/01/12   2,645,000       2,807,006
 California State General Obligation
   Bond (FGIC-TCRS Insured), Callable
   on 10/1/05 @101...................    AAA/AAA     5.25%     10/01/17   2,600,000       2,531,750
 Capital Area Development Authority,
   Series A (MBIA Insured) Callable
   on 4/1/02 @102....................    AAA/AAA     6.50%     04/01/12   1,000,000       1,088,750
 Central Coast Water Authority, State
   Water Project, Regal Facility
   (AMBAC Insured), Prerefunded
   10/1/02 @102......................    AAA/AAA     6.50%     10/01/14   1,750,000       1,951,250
 Central Valley Financing Authority,
   Cogeneration Project, Carson Ice,
   Callable on 7/1/03 @102...........    NR/BBB-     6.00%     07/01/09   3,000,000       3,123,750
 Chino Unified School District
   California Convertible Capital
   Appreciation, Certificates of
   Participation, Series A (FSA
   Insured), Sinking date 9/1/00
   @100+.............................    AAA/AAA     0.00%     09/01/14   2,000,000       1,842,500
 Coachella Valley Water District No.
   71, Certificates of Participation,
   Flood Control Project, Callable on
   10/1/02
   @102..............................      A/NR      6.75%     10/01/12   1,000,000       1,073,750
 Del Mar Race Track Revenue
   Authority.........................     NR/NR      6.00%     08/15/06   1,000,000       1,053,750
 Del Mar Race Track Revenue
   Authority, Callable on 8/15/06
   @102..............................     NR/NR      6.00%     08/15/08   1,000,000       1,048,750
 Del Mar Race Track Revenue
   Authority, Callable on 8/15/06
   @102..............................     NR/NR      6.20%     08/15/11   1,000,000       1,058,750

---------------
See Notes to Financial Statements.

                                         MOODY'S/
                                           S&P
                                         RATINGS               MATURITY   PRINCIPAL       VALUE
             DESCRIPTION               (UNAUDITED)   RATE        DATE       AMOUNT       (NOTE 2)
-------------------------------------  -----------  ------     --------   ---------      --------
 Delta County Home Mortgage Financing
   Authority, Single Family
   Mortgage,Series A, Callable on
   6/1/02 @102.......................     NR/AAA     6.75%     12/01/25   $1,790,000   $  1,883,975
 Duarte Certificates of
   Participation, City of Hope
   National Medical Center, Callable
   on 4/1/03 @102....................    BAA1/NR     6.00%     04/01/08   5,000,000       5,168,750
 East Bay Municipal Utility District
   System (FGIC Insured), Callable on
   6/1/06 @102.......................    AAA/AAA     5.00%     06/01/16   3,000,000       2,887,500
 Eastern Municipal Water District,
   Certificates of Participation
   (FGIC Insured)....................    AAA/AAA     6.75%     07/01/12   1,000,000       1,162,500
 Elsinore Valley Municipal Water
   District, Certificates of
   Participation, Series A (FGIC
   Insured)..........................    AAA/AAA     6.00%     07/01/12   1,500,000       1,627,500
 Emeryville Public Finance Agency,
   Emeryville Redevelopment Project,
   Series A, Callable on 5/1/02
   @102..............................     NR/A-      6.50%     05/01/21   1,500,000       1,588,125
 Escondido Joint Powers Financing
   Authority, California Center for
   the Arts, (AMBAC Insured),
   Callable on 9/1/05 @102...........    AAA/AAA     6.00%     09/01/18   1,500,000       1,578,750
 Foothill/Eastern Transportation
   Corridor Agency, California Toll
   Road Revenue Bond, Series A,
   Callable on 1/1/10 @100...........    BAA/BBB-    6.00%     01/01/16   3,000,000       3,112,500
 Fremont Public Financing Authority,
   Local Improvement District 39R,
   Callable on 9/2/97 @102...........     NR/NR      6.00%     09/01/11   1,965,000       2,006,422
 Fresno Health Facilities Agency,
   Holy Cross Health Systems, St.
   Agnes Project, Callable on 6/1/02
   @102..............................     AA3/AA     6.63%     06/01/21   2,450,000       2,652,125
 Fresno Sewer, Series A-1 (AMBAC
   Insured)..........................    AAA/AAA     6.25%     09/01/14   5,000,000       5,575,000
 Industrial Urban Development Tax
   Allocation Transportation
   District, Project 3, Callable on
   11/1/02 @101.75...................     NR/A-      6.90%     11/01/16   1,000,000       1,083,750
 Irvine Ranch Water District, Joint
   Powers Agency, Issue II, Callable
   on 8/15/98 @100...................     NR/A+      8.25%     08/15/23   2,400,000       2,489,928
 Long Beach Harbor Revenue, (AMT)
   (MBIA Insured), Callable on
   5/15/05 @102......................    AAA/AAA     5.38%     05/15/20   3,000,000       2,917,500
 Los Angeles, Series A, (MBIA
   Insured) Callable on 9/1/04 @102..    AAA/AAA     6.00%     09/01/11   2,000,000       2,155,000
 Los Angeles Convention & Exhibition
   Center Authority, Series A (MBIA
   Insured)..........................    AAA/AAA     6.00%     08/15/10   3,000,000       3,315,000
 Los Angeles County Transportation,
   Sales Tax Revenue, Series A,
   Callable on 7/1/99 @102...........    A-1/AA-     7.40%     07/01/15   2,000,000       2,140,000
 Los Angeles County Transportation,
   Sales Tax Revenue, Series A,
   Prefunded 7/1/01 @102.............    AAA/AA-     6.90%     07/01/21   1,100,000       1,222,375

---------------
See Notes to Financial Statements.

                                         MOODY'S/
                                           S&P
                                         RATINGS               MATURITY   PRINCIPAL       VALUE
             DESCRIPTION               (UNAUDITED)   RATE        DATE       AMOUNT       (NOTE 2)
-------------------------------------  -----------  ------     --------   ---------      --------
 Los Angeles County Transportation,
   Sales Tax Revenue, Series B,
   Callable on 7/1/01 @102...........    A-1/AA-     6.50%     07/01/13   $2,500,000   $  2,671,875
 Los Angeles County, Sanitation
   District Financing Authority,
   Revenue Capital Projects, Series
   A, Callable on 10/1/03 @102.......     AA/AA      5.38%     10/01/13   1,500,000       1,513,125
 Los Angeles Department of Water and
   Power, Callable on 4/15/03 @102...     AA/A+      5.75%     04/15/12   2,000,000       2,052,500
 Los Angeles Harbor, Series B (AMT),
   Callable on 8/1/02 @102...........     AA/AA      6.63%     08/01/25   2,000,000       2,160,000
 Los Angeles Waste Water Systems
   Revenue, Series A (MBIA Insured),
   Callable on 6/1/03
   @102..............................    AAA/AAA     5.70%     06/01/20   2,650,000       2,696,375
 Manhattan Beach Unified School
   District, Certificates of
   Participation, Convertible Capital
   Appreciation, Series B (MBIA
   Insured), Callable on 8/1/05
   @102..............................    AAA/AAA     0.00%     08/01/20   2,000,000       1,760,000
 Metropolitan Water District,
   Southern California Waterworks,
   Series A, Callable on 7/1/05 @102
   (MBIA Insured)....................    AAA/AAA     5.75%     07/01/21   3,000,000       3,075,000
 Metropolitan Water District,
   Southern California Waterworks,
   Series A..........................     AA/AA      5.75%     07/01/21   4,500,000       4,691,250
 Natomas Unified School District,
   Series A (MBIA Insured), Callable
   on 9/1/03 @102....................    AAA/AAA     5.75%     09/01/17   1,000,000       1,021,250
 Northern California Transmission,
   Ore Transmission Project, Series A
   (MBIA Insured), Callable on 5/1/02
   @102..............................    AAA/AAA     6.25%     05/01/10   2,000,000       2,152,500
 Northridge Water District,
   Certificates of Participation
   (AMBAC Insured), Callable on
   2/1/06 @102.......................    AAA/AAA     5.25%     02/01/18   2,500,000       2,446,875
 Orange County Community Facilities
   District, Special Tax No. 86-1
   (FSA Insured), Callable on 8/15/99
   @102..............................    AAA/AAA     7.13%     08/15/17   1,500,000       1,606,875
 Orange County Community Facilities
   District, Special Tax No. 87-4,
   Foothill Ranch, Series A,
   Prerefunded on 8/15/02 @102.......     NR/NR      7.20%     08/15/08   2,000,000       2,282,500
 Pasadena Community Multifamily
   Housing, Civic Center, Series A
   (AMT) (FSA Insured), Callable on
   12/1/02 @102......................    AAA/AAA     6.40%     12/01/12   2,500,000       2,615,625
 Pleasanton Joint Powers Financing
   Authority, Reassessment, Series A,
   Callable on 9/2/03 @102...........    BAA3/NR     6.15%     09/02/12      35,000          36,881
 Port Oakland, Series H (AMT) (MBIA
   Insured), Callable on 11/1/07
   @102..............................    AAA/AAA     5.50%     11/01/15   5,000,000       4,987,500

---------------
See Notes to Financial Statements.

                                         MOODY'S/
                                           S&P
                                         RATINGS               MATURITY   PRINCIPAL       VALUE
             DESCRIPTION               (UNAUDITED)   RATE        DATE       AMOUNT       (NOTE 2)
-------------------------------------  -----------  ------     --------   ---------      --------
 Poway Certificates of Participation,
   Poinsettia Mobilehome Park (FSA
   Insured), Callable on 6/1/02
   @102..............................    AAA/AAA     6.38%     06/01/18   $2,500,000   $  2,665,625
 Rancho Water District Financing
   Authority (AMBAC Insured),
   Callable on 8/15/01 @101.5........    AAA/AAA     6.40%     08/15/04   1,000,000       1,090,000
 Rancho Water District Financing
   Authority (FGIC Insured), Callable
   on 11/1/05 @102...................    AAA/AAA     5.90%     11/01/15   2,000,000       2,097,500
 Sacramento Power Authority
   Cogeneration Project, Callable on
   7/1/06 @102.......................    NR/BBB-     5.88%     07/01/15   2,900,000       2,958,000
 San Diego County Water Authority,
   Certificates of Participation,
   Series A, Callable on 5/1/01
   @102..............................     AA/AA-     6.40%     05/01/08   2,000,000       2,145,000
 San Diego Industrial Development,
   San Diego Gas & Electric, Series
   A, Callable on 9/1/02
   @102..............................     A-1/A+     6.40%     09/01/18   1,500,000       1,590,000
 San Diego Special Tax Community
   Facilities District No. 1, Series
   B, Callable on 9/1/05 @102........     NR/NR      7.00%     09/01/15   2,000,000       2,115,000
 San Francisco Bay Area Rapid Transit
   District (FGIC Insured), Callable
   on 7/1/05 @101....................    AAA/AAA     5.50%     07/01/20   1,095,000       1,092,263
 San Francisco Building Authority,
   General Service, Series A (MBIA-
   IBC Insured)......................    AAA/AAA     5.00%     10/01/08   1,000,000       1,021,250
 San Francisco City & County Airport,
   Second Series Issue 2 (MBIA
   Insured), Callable on 5/1/03
   @102..............................    AAA/AAA     6.75%     05/01/13   1,730,000       1,933,275
 San Francisco City & County Public
   Utilities, Callable on 11/1/02
   @100..............................     AA/AA-     6.00%     11/01/15   1,000,000       1,027,500
 San Francisco City & County School
   District, Facilities Improvements
   Projects, Series C (FGIC Insured),
   Callable on 6/15/02 @102..........    AAA/AAA     6.30%     06/15/14   2,000,000       2,152,500
 San Francisco City & County,
   Community International Airport,
   Second Series Issue 10 A (AMT)
   (MBIA Insured), Callable on 5/1/06
   @102..............................    AAA/AAA     5.70%     05/01/26   3,000,000       3,018,750
 San Joaquin County Certificates of
   Participation, Capital Facilities
   Project (MBIA Insured)............    AAA/AAA     5.50%     11/15/13   1,750,000       1,802,500
 San Joaquin Transit Corridor Agency,
   Senior Lien, Callable on 1/1/03
   @102..............................     NR/NR      7.00%     01/01/30   2,500,000       2,696,875
 San Jose Financing Authority,
   Convention Center, Series C,
   Callable on 9/1/01 @102...........     A-1/A+     6.40%     09/01/17   3,000,000       3,176,250
 San Jose Redevelopment Agency, Tax
   Allocation, Merged Area
   Redevelopment Project (MBIA
   Insured)..........................    AAA/AAA     6.00%     08/01/15   3,670,000       4,000,300

---------------
See Notes to Financial Statements.

                                         MOODY'S/
                                           S&P
                                         RATINGS               MATURITY   PRINCIPAL       VALUE
             DESCRIPTION               (UNAUDITED)   RATE        DATE       AMOUNT       (NOTE 2)
-------------------------------------  -----------  ------     --------   ---------      --------
 Santa Ana Financing Authority,
   Police Administration and Holding
   Facility, Series A (MBIA Insured),
   Callable on 7/1/04 @102...........    AAA/AAA     5.63%     07/01/09   $1,130,000   $  1,187,913
 Santa Clara County Transit Sales
   Tax, Series A, Callable on 12/1/00
   @102..............................     A-1/AA     6.75%     06/01/11   1,000,000       1,080,000
 Santa Clarita Public Financing
   Authority, Callable on 10/1/01
   @102..............................     NR/A-      6.75%     10/01/21   1,000,000       1,110,000
 Scotts Valley Unified School
   District, Series B, Callable
   8/1/05 @102.......................     AAA/NR     5.38%     08/01/17   1,295,000       1,280,431
 Southern California Public Power
   Authority, Power Project..........      A/A       6.75%     07/01/13   1,000,000       1,138,750
 Southern California Rapid Transit
   District Certificates of
   Participation, Workers
   Compensation Fund (MBIA Insured),
   Callable on 1/1/01 @102.5.........    AAA/AAA     6.00%     07/01/10   1,000,000       1,058,750
 Thousand Oaks Redevelopment Agency,
   Thousand Oaks Boulevard
   Redevelopment (MBIA Insured),
   Callable on 12/1/05 @102..........    AAA/AAA     5.25%     12/01/08   1,370,000       1,419,663
 Thousand Oaks Redevelopment Agency,
   Thousand Oaks Boulevard
   Redevelopment (MBIA Insured),
   Callable on 12/1/05 @102..........    AAA/AAA     5.40%     12/01/09   1,290,000       1,341,600
 Turlock Industrial Refunded Revenue
   District, Series A (MBIA
   Insured)..........................    AAA/AAA     6.00%     01/01/09   2,000,000       2,197,500
 Union City Community Redevelopment
   Agency, Tax Allocation
   Redevelopment Project (AMBAC
   Insured), Callable on 10/1/03
   @102..............................    AAA/AAA     5.85%     10/01/23   1,250,000       1,281,250
 University of California, Hospital
   Medical Center (AMBAC Insured),
   Callable on 7/1/06
   @101..............................    AAA/AAA     5.75%     07/01/24   5,000,000       5,112,500
 University of California, Hospital
   Medical Center (AMBAC Insured),
   Callable on 7/1/06
   @101..............................    AAA/AAA     6.00%     07/01/26   3,500,000       3,688,125
 University of California, Research
   Facilities, Series B, Callable on
   9/1/03 @102.......................      NR/A      6.30%     09/01/15   2,500,000       2,615,625
 West & Central Basin Financing
   Authority (AMBAC Insured),
   Prerefunded on 8/1/02 @102........    AAA/AAA     6.13%     08/01/12     965,000       1,057,881
 West & Central Basin Financing
   Authority (AMBAC Insured),
   Callable on 8/1/02 @102...........    AAA/AAA     6.13%     08/01/12   1,035,000       1,134,619
 West Covina Redevelopment Agency,
   Community Facilities Special Tax,
   Fashion Plaza.....................      NR/A      6.00%     09/01/17   3,000,000       3,172,500
 Westwood Unified School District,
   Callable on 8/1/06 @102...........     NR/BBB     6.50%     08/01/21   1,025,000       1,051,906
                                                                                       ------------
                                                                                        212,431,238
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                         MOODY'S/
                                           S&P
                                         RATINGS               MATURITY   PRINCIPAL       VALUE
             DESCRIPTION               (UNAUDITED)   RATE        DATE       AMOUNT       (NOTE 2)
-------------------------------------  -----------  ------     --------   ---------      --------
PUERTO RICO -- 3.3%
 Puerto Rico Electric Power
   Authority, Series P, Prerefunded
   on 7/1/01 @102....................     AAA/A-     7.00%     07/01/11   $2,000,000   $  2,230,000
 Puerto Rico Electric Power
   Authority, Series U, Callable on
   7/1/04 @102.......................   BAA1/BBB+    6.00%     07/01/14   5,000,000       5,206,250
                                                                                       ------------
                                                                                          7,436,250
                                                                                       ------------
 TOTAL INVESTMENTS
 (COST $208,016,116)(A) -- 99.3%.....                                                   219,867,488
 Other Assets in Excess of
   Liabilities -- 0.7%...............                                                     1,473,572
                                                                                       ------------
 NET ASSETS -- 100.0%................                                                  $221,341,060
                                                                                       ============

---------------
Percentages indicated are based on net assets of $221,341,060

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation..................................    $12,082,928
             Unrealized depreciation..................................       (231,556)
                                                                          -----------
             Net unrealized appreciation..............................    $11,851,372
                                                                          ===========

+      -- Zero coupon bonds.
AMBAC -- AMBAC Indemnity Corporation.
AMT   -- Interest on securities subject to Federal Alternative Minimum Tax.
FGIC   -- Financial Guaranty Insurance Company.
FSA    -- Financial Security Assurance, Inc.
MBIA  -- Municipal Bond Insurance Association.
TCRS  -- Trust Certificate Receipts.
NR     -- No rating assigned by Moody's or S&P.


See Notes to Financial Statements.

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $14,067,839)...............   $14,540,961
  Cash.................................................................        96,277
  Interest receivable..................................................       180,261
  Receivable for capital shares sold...................................        10,620
  Receivable from investment advisor...................................         3,943
  Prepaid expenses.....................................................         3,480
  Deferred organizational costs........................................        15,955
                                                                          ------------
Total Assets...........................................................    14,851,497
                                                                          ------------
LIABILITIES:
  Dividends payable....................................................        55,591
  Payable for investment securities purchased..........................       726,060
  Payable for capital shares redeemed..................................        98,788
  Custodian and fund accounting fees payable...........................        20,039
  Transfer agent fees payable..........................................         8,511
  Other accrued expenses...............................................        29,389
                                                                          ------------
Total Liabilities......................................................       938,378
                                                                          ------------
NET ASSETS.............................................................   $13,913,119
                                                                          ============
NET ASSETS:
  A Shares.............................................................   $13,912,032
  K Shares.............................................................         1,087
                                                                          ------------
Total..................................................................   $13,913,119
                                                                          ============
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares.............................................................     1,351,464
  K Shares.............................................................           106
                                                                          ------------
Total..................................................................     1,351,570
                                                                          ============
NET ASSET VALUE
  A Shares -- redemption price per share...............................        $10.29
                                                                               ======
  Maximum Sales Charge (A Shares)......................................          4.50%
  Maximum Offering Price (A Shares)
    (Net Asset Value of A Shares/ (100%-Maximum Sales Charge)).........        $10.77
                                                                               ======
  K Shares -- offering and redemption price per share..................        $10.29
                                                                               ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par.......................................   $     1,351
  Additional paid-in capital...........................................    13,411,875
  Accumulated undistributed net investment income......................         5,282
  Accumulated net realized gains on investment transactions............        21,489
  Net unrealized appreciation on investments...........................       473,122
                                                                          ------------
NET ASSETS, AUGUST 31, 1997............................................   $13,913,119
                                                                          ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $208,016,116).............   $219,867,488
  Cash................................................................        308,031
  Interest receivable.................................................      3,262,839
  Receivable for capital shares sold..................................        146,500
  Prepaid expenses....................................................          6,344
                                                                         ------------
Total Assets..........................................................    223,591,202
                                                                         ------------
LIABILITIES:
  Dividends payable...................................................        879,662
  Payable for investment securities purchased.........................      1,050,000
  Payable for capital shares redeemed.................................         66,174
  Investment advisory fees payable....................................         53,779
  Administration fees payable.........................................         40,335
  Shareholder service fees payable (A and K Shares)...................         47,057
  Custodian and fund accounting fees payable..........................         22,606
  Transfer agent fees payable.........................................         41,093
  Legal fees payable..................................................          6,098
  Other accrued expenses..............................................         40,338
  Other payables......................................................          3,000
                                                                         ------------
Total Liabilities.....................................................      2,250,142
                                                                         ------------
NET ASSETS............................................................   $221,341,060
                                                                         ============
Net Assets:
  A Shares............................................................   $221,339,976
  K Shares............................................................          1,084
                                                                         ------------
Total.................................................................   $221,341,060
                                                                         ============
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares............................................................     29,720,030
  K Shares............................................................            145
                                                                         ------------
Total.................................................................     29,720,175
                                                                         ============
NET ASSET VALUE
  A Shares -- redemption price per share..............................          $7.45
                                                                                =====
  Maximum Sales Charge (A Shares).....................................           4.50%
  Maximum Offering Price (A Shares)
    (Net Asset Value of A Shares/ (100%-Maximum Sales Charge))........          $7.80
                                                                                =====
  K Shares -- offering and redemption price per share.................          $7.45
                                                                                =====
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par......................................   $     29,720
  Additional paid-in capital..........................................    208,751,279
  Accumulated undistributed net investment income.....................        188,743
  Accumulated net realized gains on investment transactions...........        519,946
  Net unrealized appreciation on investments..........................     11,851,372
                                                                         ------------
NET ASSETS, AUGUST 31, 1997...........................................   $221,341,060
                                                                         ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest...............................................................   $   377,846
                                                                             --------
EXPENSES:
  Investment advisory fees.............................................        24,343
  Administration fees..................................................        13,910
  Shareholder service fees (A and K Shares)............................        17,388
  Custodian and fund accounting fees...................................         8,346
  Transfer agent fees..................................................        18,927
  Legal fees...........................................................            30
  Other expenses.......................................................        30,767
                                                                             --------
        Total Expenses.................................................       113,711
Less: Fee waivers and reimbursements...................................       (78,025)
Expenses paid by third parties.........................................          (911)
                                                                             --------
Total Net Expenses.....................................................        34,775
                                                                             --------
NET INVESTMENT INCOME..................................................       343,071
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gain on investment transactions.........................        25,513
  Net change in unrealized appreciation on investments.................        90,533
                                                                             --------
Net realized/unrealized gains on investments...........................       116,046
                                                                             --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $   459,117
                                                                             ========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest.............................................................   $ 6,348,289
                                                                           ----------
EXPENSES:
  Investment advisory fees.............................................       442,506
  Administration fees..................................................       331,880
  Shareholder service fees (A and K Shares)............................       276,569
  12b-1 fees (K Shares)................................................             4
  Custodian and fund accounting fees...................................        54,856
  Transfer Agent fees..................................................        62,796
  Legal fees...........................................................         9,022
  Other expenses.......................................................        62,449
                                                                           ----------
        Total Expenses.................................................     1,240,082
Less: Fee waivers......................................................      (221,254)
Expenses paid by third parties.........................................        (9,006)
                                                                           ----------
Total Net Expenses.....................................................     1,009,822
                                                                           ----------
NET INVESTMENT INCOME..................................................     5,338,467
                                                                           ----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gain on investment transactions.........................       526,922
  Net change in unrealized appreciation on investments.................     2,381,713
                                                                           ----------
Net realized/unrealized gains on investments...........................     2,908,635
                                                                           ----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $ 8,247,102
                                                                           ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                          ENDED
                                                       AUGUST 31,       YEAR ENDED
                                                          1997         FEBRUARY 28,
                                                       (UNAUDITED)         1997
                                                       -----------     ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............................    $   343,071     $   696,493
  Net realized gains on investment transactions....         25,513          20,105
  Net change in unrealized appreciation on
    investments....................................         90,533         107,766
                                                       -----------     -----------
Change in net assets resulting from operations.....        459,117         824,364
                                                       -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares.......................................       (343,046)       (691,409)
    K Shares.......................................            (25)            (28)(a)
  Net realized gains from investment transactions:
    A Shares.......................................             --         (43,317)
    K Shares.......................................             --              (3)(a)
                                                       -----------     -----------
Change in net assets from shareholder
  distributions....................................       (343,071)       (734,757)
                                                       -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued......................      2,457,593       7,848,104
  Dividends reinvested.............................        251,592         512,621
  Cost of shares redeemed..........................     (4,326,816)     (5,278,031)
                                                       -----------     -----------
Change in net assets from capital share
  transactions.....................................     (1,617,631)      3,082,694
                                                       -----------     -----------
Change in net assets...............................     (1,501,585)      3,172,301
NET ASSETS
  Beginning of Period..............................     15,414,704      12,242,403
                                                       -----------     -----------
  End of Period (including undistributed net
    investment income of $5,282 and $5,282,
    respectively)..................................    $13,913,119     $15,414,704
                                                       ===========     ===========

------------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED
                                                        AUGUST 31,        YEAR ENDED
                                                           1997          FEBRUARY 28,
                                                        (UNAUDITED)          1997
                                                     -----------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............................    $   5,338,467     $ 10,448,373
  Net realized gains on investment transactions....          526,922          358,663
  Net change in unrealized
    appreciation(depreciation) on investments......        2,381,713       (1,868,867)
                                                        ------------     ------------
  Change in net assets resulting from operations...        8,247,102        8,938,169
                                                        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares.......................................       (5,338,442)     (10,448,345)
    K Shares.......................................              (25)             (28)(a)
  Net realized gains from investment transactions:
    A Shares.......................................               --       (1,489,041)
    K Shares.......................................               --               (7)(a)
                                                        ------------     ------------
Change in net assets from shareholder
  distributions....................................       (5,338,467)     (11,937,421)
                                                        ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued......................       23,171,364       43,958,663
  Dividends reinvested.............................        2,992,934        6,765,701
  Cost of shares redeemed..........................      (28,842,711)     (47,755,621)
                                                        ------------     ------------
Change in net assets from capital share
  transactions.....................................       (2,678,413)       2,968,743
                                                        ------------     ------------
Change in net assets...............................          230,222          (30,509)
NET ASSETS
  Beginning of Period..............................      221,110,838      221,141,347
                                                        ------------     ------------
  End of Period (Including undistributed net
    investment income of $188,743 and $188,743,
    respectively.).................................    $ 221,341,060     $221,110,838
                                                        ============     ============

------------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIF IC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon National Municipal Bond Fund (the "National Municipal Bond Fund") and the Pacific Horizon California Tax-Exempt Bond Fund (the "California Tax-Exempt Bond Fund"), collectively the "Funds", individually the "Fund". The Funds offer A Shares and K Shares. A Shares have a Shareholder Services Plan while K Shares have a Distribution Plan and Administrative and Shareholder Services Plan.

    The Funds seek to achieve a high level of current income exempt from Federal income tax and in the case of the California Tax-Exempt Bond Fund, exempt from California State personal income tax as well, as is consistent with prudent investment management and preservation of capital.

    Prior to July 1, 1996, the National Municipal Bond Fund sought to achieve its investment objective by investing substantially all of its assets in the National Municipal Bond Portfolio of the Master Investment Trust, Series II (the "Portfolio"), an open-end management investment company that had the same investment objective as that of the National Municipal Bond Fund. Effective July 1, 1996, the National Municipal Bond Fund withdrew its investment in the Portfolio and began investing its assets directly in investment securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Funds' investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Funds value portfolio securities each business day through the use of an independent pricing service approved by the Board of Directors. When, in the judgement of the pricing service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the pricing service from dealers in such securities) and ask prices (as calculated by the pricing service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the pricing service, through the use of electronic data processing techniques and matrix systems. Restricted securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month after the trade date.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The National Municipal Bond Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the Fund on a straight line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                ACCUMULATED
               UNDISTRIBUTED   ACCUMULATED
                    NET        NET REALIZED
                INVESTMENT     GAIN/(LOSS)
                  INCOME      ON INVESTMENTS
               -------------  --------------
National
 Municipal
 Bond Fund....   $     226      $       --
California
 Tax-Exempt
 Bond Fund....     188,743        (170,569)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    Capital losses incurred after October 31, for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes. The National Municipal Bond Fund and California Tax-Exempt Bond Fund have incurred and elected to defer such capital losses of $4,041 and $6,976 after October 31, 1996, respectively.

OTHER:

    The National Municipal Bond Fund and the California Tax-Exempt Bond Fund maintain a cash balance with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1997, custodian fees and expenses paid by third parties were increased by $9,006 and $911, respectively. There was no effect on net investment income. The Funds could have invested such cash amounts in income producing assets if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.35% and 0.40% of the National Municipal Bond Fund's and California Tax-Exempt Bond Fund's average daily net assets, respectively. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.20% and 0.30% of the average daily net assets of the National Municipal Bond Fund and California Tax-Exempt Bond Fund, respectively. Bank of America and BISYS voluntarily waived a portion of their respective fees. The amount of such waivers totaled $24,343 and $13,910 for the National Municipal Bond Fund and $126,430 and $94,822 for the California Tax-Exempt Bond Fund, respectively. For the six months ended August 31, 1997, Bank of America reimbursed $22,383 of operating expenses of the National Municipal Bond Fund.

    For the six months ended August 31, 1997, the Distributor advised the Funds that it retained $1,944 and $7,406 from commissions earned on sales of the National Municipal Bond Fund's and California Tax Exempt Bond Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the

Funds that they retained $15,499 and $55,151, respectively, from commissions earned on sales of the National Municipal Bond Fund's and California Tax-Exempt Bond Fund's shares, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays for shareholder servicing expenses related to the Funds' shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, the National Municipal Bond Fund and California Tax-Exempt Bond Fund incurred charges of $17,388 and $276,569, respectively, pursuant to the Plan. The Funds were advised that of these amounts, the Distributor retained $113,667, from the California Tax-Exempt Bond Fund, and affiliates of Bank of America retained $149,389 from the California Tax-Exempt Bond Fund. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred. For the six months ended August 31, 1997, the Distributor waived $17,388 for the National Municipal Bond Fund.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for the distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares.

    BISYS Ohio serves the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $18,016 and $62,796 from the National Municipal Bond Fund and California Tax-Exempt Bond Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the National Municipal Bond Fund and California Tax-Exempt Bond Fund incurred legal charges totaling $30 and $9,022, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $184 and $1,062 for the National Municipal Bond Fund and California Tax-Exempt Bond Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of the National Municipal Bond Fund's portfolio securities (excluding short-term investments) amounted to $3,659,542 and $4,427,316, respectively, and the cost of purchases and the proceeds from sales of California Tax-Exempt Bond Fund's portfolio securities (excluding short-term investments) amounted to $37,573,226 and $37,875,613, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below:

                                               NATIONAL MUNICIPAL BOND FUND
                                         -----------------------------------------
                                          SIX MONTHS ENDED
                                          AUGUST 31, 1997           YEAR ENDED
                                            (UNAUDITED)         FEBRUARY 28, 1997
                                         ------------------     ------------------
                                         SHARES     AMOUNT      SHARES     AMOUNT
                                         ------     -------     ------     -------
A Shares (000's)
  Issued...............................    240      $2,458        784      $7,850
  Reinvested...........................     25         251         51         513
  Redeemed.............................   (487)     (4,327)      (527)     (5,278)
                                          ----      ------       ----      ------
Net increase/(decrease)................   (162)    $(1,618)       308      $3,085
                                          ====      ======       ====      ======
K Shares
  Issued...............................     --      $   --        100      $1,000
  Reinvested...........................      3          25          3          28
  Redeemed.............................     --          --         --          --
                                          ----      ------       ----      ------
Net increase...........................      3      $   25        103      $1,028(a)
                                          ====      ======       ====      ======

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

                                              CALIFORNIA TAX-EXEMPT BOND FUND
                                         -----------------------------------------
                                          SIX MONTHS ENDED
                                          AUGUST 31, 1997           YEAR ENDED
                                            (UNAUDITED)         FEBRUARY 28, 1997
                                         ------------------     ------------------
                                         SHARES     AMOUNT      SHARES     AMOUNT
                                         ------     -------     ------     -------
A Shares (000's)
  Issued...............................   3,165     $23,172      6,009     $43,958
  Reinvested...........................     408       2,993        926       6,766
  Redeemed.............................  (3,938)    (28,843)    (6,548)    (47,756)
                                         ------     -------     ------     -------
Net increase/(decrease)................    (365)    $(2,678)       387      $2,968
                                         ======     =======     ======     =======
K Shares
  Issued...............................      --      $   --        138      $1,000
  Reinvested...........................       3          25          4          31
  Redeemed.............................      --          --         --          --
                                         ------      ------     ------     -------
Net increase...........................       3      $   25        142      $1,031(a)
                                         ======      ======     ======     =======

------------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

NOTE 7--CONCENTRATION OF CREDIT RISK

    The California Tax-Exempt Bond Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' ability to meet their obligations may be affected by California economic or political developments.

    The National Municipal Bond Fund invests substantially all of its assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political sub-divisions.

    The Funds had the following concentrations by type of obligation at August

31, 1997 (as a percentage of total investments).
                                                             NATIONAL       CALIFORNIA
                                                             MUNICIPAL      TAX- EXEMPT
                                                               BOND            BOND
                                                             ---------      ----------
Air Transportation........................................        --%            2.3%
Airport Facilities........................................       8.4             0.9
Certificates of Participation.............................       0.5             2.1
Education.................................................       3.2             3.3
General Obligations.......................................       5.7             3.4
Health & Medical Facilities...............................       5.6             4.6
Home Building and Land Development........................       1.4             3.1
Hospital Supplies.........................................       4.6             2.3
Industrial Development....................................       4.3             1.9
Leases....................................................       1.8             1.5
Leasing...................................................        --             1.8
Miscellaneous.............................................       3.5              --
Pollution Control Revenue & Industrial Development........        --             9.6
Power Projects............................................        --             1.9
Property Redevelopment....................................       1.5             1.4
Public Facilities.........................................        --             5.6
Revenue...................................................      40.7            35.4
Sewer Projects............................................       1.1             1.2
Transportation............................................       4.7             3.7
Utilities.................................................       8.2             2.4
Water & Power Projects....................................       4.8            11.6
                                                               -----           -----
                                                               100.0%          100.0%
                                                               =====           =====

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                        YEAR ENDED                        PERIOD
                                         AUGUST 31     --------------------------------------------       ENDED
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)      1997(A)           1997            1997          1994(B)
                                        -----------    ------------    ------------    ------------    ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.................     $ 10.18        $  10.15        $   9.64        $   9.89       $    10.00
                                           ------         -------           -----          ------          -------
Income from investment operations:
 Net investment income...............        0.25            0.50            0.54            0.50             0.01
 Net realized and unrealized
   gains/(losses) on investment
   transactions......................        0.11            0.06            0.51           (0.25)           (0.11)
                                           ------         -------           -----          ------          -------
Total income/(loss) from investment
 operations..........................        0.36            0.56            1.05            0.25            (0.10)
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................       (0.25)          (0.50)          (0.54)          (0.50)           (0.01)
 Dividends to shareholders from net
   realized gains on investment
   transactions......................          --           (0.03)             --              --               --
                                           ------         -------           -----          ------          -------
Total Dividends and Distributions....       (0.25)          (0.53)          (0.54)          (0.50)           (0.01)
                                           ------         -------           -----          ------          -------
Net change in net asset value per
 share...............................        0.11            0.03            0.51           (0.25)           (0.11)
                                           ------         -------           -----          ------          -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................     $ 10.29        $  10.18        $  10.15        $   9.64       $     9.89
                                           ======         =======           =====          ======          =======
Total return (excludes sales
 charge).............................        3.60%(c)        5.66%          11.16%           2.78%           (1.00%)(c)

Ratios/Supplemental Data:
 Net assets at end of period (000)...     $13,912        $ 15,414        $ 12,242        $  2,520       $      733
 Ratio of expenses to average net
   assets............................        0.50%(d)        0.49%           0.12%           0.00%            0.00%(d)
 Ratio of net investment income to
   average net assets................        4.93%(d)        4.96%           5.24%           5.30%            1.15%(d)
 Ratio of expenses to average net
   assets*...........................        1.62%(d)        2.22%**         2.71%          17.46%          170.99%(d)
 Ratio of net investment
   income/(loss) to average net
   assets*...........................        3.81%(d)        3.25%           2.65%         (12.16%)        (169.84%)(d)
 Portfolio turnover rate.............          26%(c)          12%             38%             20%              15%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the year ended February 28, 1997 and February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b) Period from January 28, 1994 (inception date) to February 28, 1994.
(c) Not annualized.
(d) Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON NATIONAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(A)
                                                        -----------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......     $ 10.18        $   9.96
                                                          -------         -------
Income from Investment Operations:
  Net investment income..............................        0.25            0.28
  Net realized and unrealized gains on investment
    transactions.....................................        0.11            0.25
                                                          -------         -------
Total income from investment operations..............        0.36            0.53
                                                          -------         -------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment
    income...........................................       (0.25)          (0.28)
  Distributions to shareholders from net realized
    gains on investment transactions.................          --           (0.03)
                                                          -------         -------
Total Dividends and Distributions....................       (0.25)          (0.31)
                                                          -------         -------
Net change in net asset value per share..............        0.11            0.22
                                                          -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD.............     $ 10.29        $  10.18
                                                          =======         =======
Total return.........................................        3.60%(b)        5.38%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)....................     $     1        $      1
Ratio of expenses to average net assets..............        0.75%(c)        0.76%(c)
Ratio of net investment income to average net
  assets.............................................        4.66%(c)        4.54%(c)
Ratio of expenses to average net assets*.............        2.05%(c)        1.68%(c)**
Ratio of net investment income to average net
  assets*............................................        3.36%(c)        3.62%(c)
Portfolio turnover rate..............................          26%(b)          12%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Fees paid by third parties had no effect on the ratios.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Not annualized.

(c) Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)    1997(A)         1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............     $  7.35       $ 7.45        $ 7.12        $ 7.49        $ 7.51        $ 7.07
                                          -----        -----         -----         -----         -----         -----
Income from Investment Operations:
 Net investment income.............        0.18         0.36          0.37          0.38          0.38          0.43
 Net realized and unrealized gains
   (losses) on investment
   transactions....................        0.10        (0.05)         0.33         (0.37)         0.04          0.52
                                          -----        -----         -----         -----         -----         -----
Total income from investment
 operations........................        0.28         0.31          0.70          0.01          0.42          0.95
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income...............       (0.18)       (0.36)        (0.37)        (0.38)        (0.38)        (0.43)
 Dividends to shareholders from net
   realized gains on investment
   transactions....................          --        (0.05)           --            --         (0.06)        (0.08)
                                          -----        -----         -----         -----         -----         -----
Total Dividends and
 Distributions.....................       (0.18)       (0.41)        (0.37)        (0.38)        (0.44)        (0.51)
                                          -----        -----         -----         -----         -----         -----
Net change in net asset value per
 share.............................        0.10        (0.10)         0.33         (0.37)        (0.02)         0.44
                                          -----        -----         -----         -----         -----         -----
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................     $  7.45       $ 7.35        $ 7.45        $ 7.12        $ 7.49        $ 7.51
                                          =====        =====         =====         =====         =====         =====
Total return (excludes sales
 charge)...........................        3.85%(b)      4.29%       10.12%         0.36%         5.65%        14.01%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................     $   221       $  221        $  221        $  195        $  245        $  189
 Ratio of expenses to average net
   assets..........................        0.91%(c)      0.90%        0.94%         0.95%         0.96%         0.62%
 Ratio of net investment income to
   average
   net assets......................        4.83%(c)      4.88%        5.11%         5.43%         4.96%         5.95%
 Ratio of expenses to average net
   assets*.........................        1.11%(c)      1.10%**      1.14%         1.15%         1.11%         1.14%
 Ratio of net investment income to
   average net assets*.............        4.63%(c)      4.68%        4.91%         5.23%         4.81%         5.43%
Portfolio turnover rate............          17%(b)        34%          57%           20%           15%           32%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** During the year ended February 28, 1997, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.

(a) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

(b) Not annualized.

(c) Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(A)
                                                        -----------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......     $  7.35        $   7.25
                                                          -------         -------
Income from Investment Operations:
  Net investment income..............................        0.18            0.20
  Net realized gains/(losses) on investment
    transactions.....................................        0.10            0.15
                                                          -------         -------
Total income from investment operations..............        0.28            0.35
Less: Dividends and Distributions:
  Dividens to shareholders from net investment
    income...........................................       (0.18)          (0.20)
  Distributions to shareholders from net realized
    gains on investment transactions.................          --           (0.05)
                                                          -------         -------
Total Dividends and Distributions....................       (0.18)          (0.25)
                                                          -------         -------
Net change in net asset value per share..............        0.10            0.10
                                                          -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD.............     $  7.45        $   7.35
                                                          =======         =======
Total return.........................................        3.85%(b)        4.90%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)....................     $     1        $      1
Ratio of expenses to average net assets..............        1.12%(c)        1.21%(c)
Ratio of net investment income to average
    net assets.......................................        4.68%(c)        4.51%(c)
Ratio of expenses to average net assets*.............        1.31%(c)        1.56%(c)
Ratio of net investment income to average net
  assets*............................................        4.49%(c)        4.16%(c)
Portfolio turnover rate..............................          17%(b)          34%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Fees paid by third parties had no effect on the ratios.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Not annualized.

(c) Annualized.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237





                         [PACIFIC HORIZON FUNDS LOGO]

                      Provident Distributor, Inc., Distributor
     TXI-0015  10/97

                 PACIFIC HORIZON TAX-EXEMPT MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1997




                             Tax-Exempt Money Fund

                    California Tax-Exempt Money Market Fund




                               Investing For All
                             The Times Of Your Life




                                NOT FDIC INSURED


                 PACIFIC HORIZON TAX-EXEMPT MONEY MARKET FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                   CONTENTS

                      .   FUND FACTS                               2-3
                      .
                      .   UNDERSTANDING YOUR SHAREHOLDER
                      .     REPORT                                 4-6
                      .
                      .   ECONOMIC REVIEW FROM THE INVESTMENT
                      .     ADVISER                                8-9
                      .
                      .   PORTFOLIO OF INVESTMENTS               10-28
                      .
                      .   STATEMENTS OF ASSETS
                      .     AND LIABILITIES                         29
                      .
                      .   STATEMENTS OF OPERATIONS                  30
                      .
                      .   STATEMENTS OF CHANGES
                      .     IN NET ASSETS                           31
                      .
                      .   NOTES TO FINANCIAL STATEMENTS          32-39
                      .
                      .   FINANCIAL HIGHLIGHTS                   40-47

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON TAX-EXEMPT FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ---------- ----------   ---------    ---------    -----------    ------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 104.2%
ALABAMA -- 0.8%
 Mobile, Port City Medical Clinic
   (LOC -- Rabobank Nederland)... VMIG1/Aaa   A1+/AAA         3.70%     10/16/97    $ 4,900,000    $  4,900,000
                                                                                                   ------------
ALASKA -- 0.4%
 Valdez Term Revenue, Arco,
   Series 94A....................  VMIG1/A2     A1/A          3.65%     10/24/97      2,400,000       2,400,000
                                                                                                   ------------
ARIZONA -- 2.8%
 Apache County Industrial
   Development, Tucson Electric
   Power (LOC -- Chase Manhattan
   Bank) (final maturity
   6/15/20)*.....................  VMIG1/A2    A1/A+          3.35%     09/03/97      7,800,000       7,800,000
 Apache County Industrial
   Development, Tuscon Electric
   Power,Series 83-A (LOC --
   Barclays Bank)(final maturity
   12/15/18)*....................  VMIG1/AA    A1+/AA         3.35%     09/03/97     10,500,000      10,500,000
                                                                                                   ------------
                                                                                                     18,300,000
                                                                                                   ------------
ARKANSAS -- 1.7%
 Arkansas State Development
   Authority (final maturity
   1/1/19)*......................   NR/NR     A1+/AAA         3.95%     09/03/97     10,860,000      10,860,000
                                                                                                   ------------
CALIFORNIA -- 5.7%
 California Statewide Community
   Development, Series A2 (final
   maturity 5/15/25)*............   NR/NR     A1+/AAA         3.05%     09/03/97     15,800,000      15,800,000
 California Health Facilities
   Financing Authority, Series B
   (LOC -- Morgan Guaranty Trust)
   (final maturity 3/1/20)*...... VMIG1/Aa1   A1+/AAA         3.40%     09/02/97      5,400,000       5,400,000
 Los Angeles County Public Works,
   Series A (MBIA insured).......   AAA/NR     AAA/NR         4.50%     09/01/97      4,600,000       4,600,000
 Newport Beach, Hoag Memorial
   Presbyterian Hospital, (final
   maturity 10/1/22)*............  VMIG1/A1    A1+/AA         3.40%     09/02/97      7,100,000       7,100,000
 Redlands Certificates of
   Participation (FGIC insured)
   (final maturity 9/1/17)*...... VMIG1/AAA   A1+/AAA         3.05%     09/03/97        105,000         105,000
 Rocklin Unified School District
   (FGIC insured)................   NR/NR     SP1+/NR         4.45%     09/04/97      3,700,000       3,700,152
                                                                                                   ------------
                                                                                                     36,705,152
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- ----------- ---------    ---------    -----------    ------------
COLORADO -- 3.4%
 Colorado Health Facilities
   Authority, Sisters of Charity
   Health Care System (LOC --
   Toronto Dominion) (final
   maturity 5/15/25)*............ VMIG1/Aa2    A1+/AA         3.35%     09/04/97    $ 1,700,000    $  1,700,000
 Colorado State Tax & Revenue
   Anticipation Notes, Series A..   NR/NR     SP1+/NR         4.50%     06/26/98     20,000,000      20,102,147
                                                                                                   ------------
                                                                                                     21,802,147
                                                                                                   ------------
DELAWARE -- 0.6%
 Delaware Economic Development
   (final maturity 12/1/15)*..... VMIG1/Aaa   A1+/AAA         3.40%     09/03/97      4,000,000       4,000,000
                                                                                                   ------------
DISTRICT OF COLUMBIA -- 5.0%
 District of Columbia, Series A2
   (LOC -- Canadian Imperial
   Bank) (final maturity
   10/1/07)*..................... VMIG1/Aa3   A1+/AA-         3.80%     09/02/97     13,300,000      13,300,000
 District of Columbia, Series A3
   (LOC -- Societe Generale)
   (final maturity 10/1/07)*..... VMIG1/Aa3   A1+/AA+         3.80%     09/02/97     11,000,000      11,000,000
 District of Columbia, Series A5
   (LOC -- Bank of Nova Scotia)
   (final maturity 10/1/07)*..... VMIG1/Aa3   A1+/AA-         3.80%     09/02/97      7,800,000       7,800,000
                                                                                                   ------------
                                                                                                     32,100,000
                                                                                                   ------------
FLORIDA -- 10.8%
 Florida Board of Education
   (final maturity 6/1/23)*......   NR/Aa      A1+/AA         3.70%     12/01/97      9,900,000       9,900,000
 Jacksonville Hospital, Baptist
   Medical Center (LOC -- First
   Union National Bank) (final
   maturity 6/1/09)*.............  VMIG1/NR    A1/A+          3.35%     09/04/97      7,000,000       7,000,000
 Jacksonville Electric
   Authority.....................   P1/NR      A1+/NR         3.60%     10/16/97      5,000,000       5,000,000
 Jacksonville Pollution Control,
   Florida Power & Light.........  VMIG1/A2     A1/A          3.80%     10/23/97      3,000,000       3,000,000
 Jacksonville Pollution Control,
   Florida Power & Light.........  VMIG1/A2     A1/A          3.70%     10/28/97      4,800,000       4,800,000
 Lakeland Electric & Water
   Revenue (FGIC insured)........   AAA/NR     AAA/NR         5.25%     10/01/97      5,140,000       5,146,321
 Lucie County, Florida Power &
   Light......................... VMIG1/Aa3    A1+/AA         3.80%     10/22/97      9,850,000       9,850,000
 Miami Health Facilities, Cedars
   Medical Center, Series A
   (final maturity 10/1/17)*.....   NR/NR      NR/NR          8.38%     10/01/97      1,000,000       1,005,690
 Pasco County School Board (AMBAC
   insured) (final maturity
   8/1/26)*...................... VMIG1/AAA   A1+/AAA         3.30%     09/04/97      7,000,000       7,000,000
 Pinellas County Multi-Family
   Housing, Foxbridge Apartments,
   Series A (final maturity
   6/15/25)*.....................   NR/NR     A1+/AAA         3.35%     09/03/97      5,000,000       5,000,000
 Sarasota County, Hospital
   District (Sarasota Hospital)
   (LOC -- Suntrust bank)........   P1/Aa3    A1-/AA-         3.80%     11/18/97      5,000,000       5,000,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- ----------- ---------    ---------    -----------    ------------
FLORIDA -- (CONTINUED)
 Sunshine State (LOC -- National
   Westminster-Morgan Guaranty
   Trust)........................ VMIG1/Aa2    NR/NR          3.60%     10/16/97    $ 7,500,000    $  7,500,000
                                                                                                   ------------
                                                                                                     70,202,011
                                                                                                   ------------
GEORGIA -- 2.4%
 Burke County Development
   Authority Pollution Control,
   Oglethorpe Power Corp., Series
   A (FGIC insured) (final
   maturity 1/1/19)*............. VMIG1/AAA   A1+/AAA         3.25%     09/03/97      3,000,000       3,000,000
 Georgia Municipal Gas Authority
   (LOC -- Morgan Guaranty Trust)
   (final maturity 11/1/06)*.....   NR/NR      A1+/AA         3.30%     09/03/97      7,800,000       7,800,000
 Roswell Housing Authority (final
   maturity 8/1/30)*.............   NR/NR     A1+/AAA         3.35%     09/03/97      5,000,000       5,000,000
                                                                                                   ------------
                                                                                                     15,800,000
                                                                                                   ------------
IDAHO -- 0.9%
 Idaho State Tax Anticipation
   Notes.........................  MIG1/NR    SP1+/NR         4.63%     06/30/98      6,000,000       6,035,593
                                                                                                   ------------
ILLINOIS -- 9.2%
 Chicago Tender Notes (LOC --
   Morgan Guaranty Trust) (final
   maturity 1/31/99)**........... MIG1/VMIG1  A1+/Spl+        3.65%     02/05/98     15,000,000      15,000,000
 Franklin Park (final maturity
   7/1/22)* (AMBAC insured)......   NR/NR     A1+/AAA         3.40%     09/04/97      7,055,000       7,055,000
 Illinois Health Facilities,
   Elmhurst Memorial Hospital,
   Series B (LOC -- Rabobank)
   (final maturity 1/1/20)*......  VMIG1/A1    NR/NR          3.70%     09/02/97     15,285,000      15,285,000
 Illinois Health Facilities,
   Resurrection Health Care
   (final maturity 5/1/11)*......  VMIG1/A2    NR/NR          3.60%     09/02/97     17,000,000      17,000,000
 Illinois Health Facilities,
   Franciscan Sisters Health
   (final maturity 1/1/18)*......  VMIG1/A2    NR/NR          3.70%     09/02/97      4,950,000       4,950,000
                                                                                                   ------------
                                                                                                     59,290,000
                                                                                                   ------------
INDIANA -- 1.2%
 Jasper County Pollution Control
   Revenue.......................  VMIG1/A2     A1/A          3.80%     10/15/97      8,000,000       8,000,000
                                                                                                   ------------
IOWA -- 0.7%
 Iowa Higher Education Loan
   Authority, Private College
   (MBIA insured) (final maturity
   12/1/15)*..................... VMIG1/Aaa   A1+/AAA         3.35%     09/03/97      4,700,000       4,700,000
                                                                                                   ------------
KANSAS -- 0.4%
 Wamego Pollution Control
   (LOC -- Credit Suisse-First
   Boston) (final maturity
   3/1/26)*......................   P1/Aa3     A1+/AA         3.35%     09/03/97      2,600,000       2,600,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- ----------- ---------    ---------    -----------    ------------
KENTUCKY -- 2.4%
 Kentucky Asset/Liability Tax &
   Revenue Anticipation Notes,
   Series A......................  MIG1/NR    SP1+/NR         4.50%     06/25/98    $10,000,000    $ 10,050,914
 Kentucky Economic Development,
   Sisters of Charity (final
   maturity 11/1/20)*............  VMIG1/A1    A1/A+          3.65%     09/02/97      5,600,000       5,600,000
                                                                                                   ------------
                                                                                                     15,650,914
                                                                                                   ------------
LOUISIANA -- 3.3%
 Ascension Parish, Borden Inc.
   Project (LOC -- Credit Suisse)
   (final maturity 12/1/09)*..... VMIG1/Aa2    A1+/AA         3.30%     09/03/97      5,500,000       5,500,000
 Louisiana State General
   Obligation Bonds, Tax Exempt
   Eagle Trust, Series 1994
   (AMBAC insured) (final
   maturity 5/1/09)*.............   NR/NR      A1/AA          3.46%     09/04/97     11,600,000      11,600,000
 Plaquemines Port Harbor & Term
   District, Chevron Pipe Line
   Company (final maturity
   9/1/08)*......................   P1/Aa3     AA/NR          4.05%     03/01/98      4,000,000       4,000,000
                                                                                                   ------------
                                                                                                     21,100,000
                                                                                                   ------------
MARYLAND -- 0.3%
 Baltimore Industrial Development
   (LOC -- Wachovia Bank) (final
   maturity 12/1/16)*............   P1/Aa2     NR/NR          3.40%     09/04/97      1,715,000       1,715,000
                                                                                                   ------------
MASSACHUSETTS -- 0.5%
 Massachusetts Health and
   Education Authority, Capital
   Assets, Series D (MBIA
   insured) (final maturity
   1/1/35)*...................... VMIG1/AAA   A1+/AAA         3.65%     09/02/97      3,000,000       3,000,000
                                                                                                   ------------
MICHIGAN -- 2.1%
 Farmington Hills Hospital
   Finance Authority, Botsford
   General Hospital, Series B
   (MBIA insured) (final maturity
   2/15/16)*..................... VMIG1/Aaa    A1/AAA         3.65%     09/02/97      3,800,000       3,800,000
 Michigan Municipal Bond
   Authority, Series 97-B........   NR/NR     NR/SP1+         4.50%     07/02/98     10,000,000      10,056,136
                                                                                                   ------------
                                                                                                     13,856,136
                                                                                                   ------------
MINNESOTA -- 1.3%
 Cohasset Revenue, Minnesota
   Power & Light Co. (LOC -- ABN
   AMRO Bank N.V.) (final
   maturity 6/1/13)*.............   NR/NR     A1+/AA+         3.70%     09/01/97      1,000,000       1,000,000
 Duluth Tax Increment Revenue,
   Lake Superior Paper (LOC --
   Wachovia Bank) (final maturity
   9/1/10)*......................  MIG1/Aa2   A1+/AA+         3.35%     09/04/97      4,100,000       4,100,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- ----------- ---------    ---------    -----------    ------------
MINNESOTA -- (CONTINUED)
 St. Cloud Health Care Facilities
   (final maturity 7/1/27)*
   (LOC -- Rabobank Nederland)...   P1/Aaa    A1+/AAA         3.40%     09/04/97    $ 3,000,000    $  3,000,000
                                                                                                   ------------
                                                                                                      8,100,000
                                                                                                   ------------
MISSOURI -- 2.4%
 Columbia Water & Electric,
   Series B (LOC -- Toronto
   Dominion Bank) (final maturity
   12/1/15)*..................... VMIG1/Aa2    A1+/AA         3.30%     09/03/97      1,400,000       1,400,000
 Missouri Health & Education, The
   Washington University Project,
   Series 96A (final maturity
   9/1/30)*...................... VMIG1/Aa1    A1+/AA         3.75%     09/02/97      2,300,000       2,300,000
 Missouri State Health &
   Educational Authority, Series
   B (MBIA insured) (final
   maturity 6/1/22)*.............   NR/AAA    A1+/AAA         3.35%     09/03/97      2,000,000       2,000,000
 Missouri State Infrastructure
   Facilities, Midtown
   Redevelopment Project
   (LOC -- Dai-Ichi Kangyo, Los
   Angeles) (final maturity
   12/1/18)*.....................  VMIG1/A1    NR/NR          3.60%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     15,700,000
                                                                                                   ------------
NEBRASKA -- 0.5%
 Nebraska Educational Facilities
   (FGIC insured) (final maturity
   12/1/00)*..................... VMIG1/AAA    A1/AAA         3.30%     09/03/97      3,435,000       3,435,000
                                                                                                   ------------
NEW MEXICO -- 1.4%
 Albuquerque Gross Receipts,
   Lodgers Tax Revenue (LOC --
   Canadian Imperial Bank) (final
   maturity 7/1/22)*............. Aa3/VMIG1    AA/A1+         3.30%     09/03/97      1,200,000       1,200,000
 New Mexico State Highway
   Commission (FSA insured)
   (final maturity 6/15/11)*..... VMIG1/Aaa   A1+/AAA         3.30%     09/03/97      8,000,000       8,000,000
                                                                                                   ------------
                                                                                                      9,200,000
                                                                                                   ------------
NEW YORK -- 4.6%
 New York City Water & Sewer
   Systems (final maturity
   6/15/23)*.....................   NR/NR     A1+/AAA         3.45%     09/03/97     10,000,000      10,000,000
 New York State Transportation
   Authority (final maturity
   4/1/10)*...................... VMIG1/AAA    NR/NR          3.40%     09/03/97      9,900,000       9,900,000
 New York State Energy Research &
   Development, Pollution
   Control, New York State
   Electric & Gas Corp.
   (LOC -- Morgan Guaranty)
   (final maturity 6/1/29)*...... VMIG1/Aa1   A1+/AAA         3.65%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     29,900,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- ----------- ---------    ---------    -----------    ------------
NORTH CAROLINA -- 7.8%
 Charlotte Airport Revenue,
   Series 93A (MBIA insured)
   (final maturity 7/1/16)*...... VMIG1/Aaa   A1+/AAA         3.25%     01/01/98    $10,280,000    $ 10,280,000
 Lenoir County Hospital Revenue,
   Lenoir Memorial Hospital
   (LOC -- Wachovia Bank) (final
   maturity 10/1/12)*............ VMIG1/AA2    NR/NR          3.40%     09/04/97      3,400,000       3,400,000
 North Carolina Easton Municipal
   Power (LOC -- Canadian
   Imperial Bank of Commerce)....   P1/Aa3     A1+/AA         3.55%     10/30/97     10,000,000      10,000,000
 North Carolina Easton Municipal
   Power (LOC -- Canadian
   Imperial Bank of Commerce)....   P1/Aa3     A1+/AA         3.70%     11/13/97      6,200,000       6,200,000
 North Carolina Medical Care
   Commission, Pooled Equipment
   Financing Project, (MBIA
   insured) (final maturity
   12/1/25)*..................... VMIG1/AAA    A2/AAA         3.55%     12/01/97      1,300,000       1,300,000
 North Carolina Retirement
   Community (LOC -- LaSalle
   National Bank) (final maturity
   11/15/09)*....................   NR/NR     A1+/AA+         3.38%     09/02/97     10,000,000      10,000,000
 Wake County Pollution Control,
   Carolina Power & Light Co.
   Project, Series B (LOC --
   Sumitomo Bank) (final maturity
   9/1/15)*...................... VMIG1/A1+    NR/NR          3.45%     09/03/97      7,300,000       7,300,000
 Wake County Pollution Control,
   Carolina Power & Light Co.
   Project, Series C (LOC --
   Sumitomo Bank) (final maturity
   10/1/15)*.....................   P1/NR      A1+/NR         3.45%     09/03/97      2,300,000       2,300,000
                                                                                                   ------------
                                                                                                     50,780,000
                                                                                                   ------------
NORTH DAKOTA -- 0.5%
 Grand Forks Hospital Facilities,
   United Hospital (LOC --
   LaSalle National Bank) (final
   maturity 12/1/16)*............  VMIG1/A1    NR/NR          3.65%     09/02/97      3,340,000       3,340,000
                                                                                                   ------------
OHIO -- 0.4%
 Hamilton County Hospital
   Facilities Bethesda Hospital,
   Inc. (LOC -- Rabobank
   Nederland) (final maturity
   2/15/24)*..................... VMIG1/Aaa   A1+/AAA         3.20%     09/04/97      2,600,000       2,600,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- ----------- ---------    ---------    -----------    ------------
PENNSYLVANIA -- 7.1%
 Allegheny County Industrial
   Development, Duquesne Light
   Co., Series A (LOC -- Canadian
   Imperial Bank of Commerce)
   (final maturity 9/1/11)*......   NR/P1     AA-/A1+         3.65%     10/30/97    $ 8,225,000    $  8,225,000
 Allegheny County Industrial
   Development, Duquesne Light
   Co., Series A (LOC -- Canadian
   Imperial Bank of Commerce)
   (final maturity 9/1/11)*......   NR/P1     AA-/A1+         3.65%     10/30/97      3,700,000       3,700,000
 Delaware Valley Finance
   Authority (LOC -- Credit
   Suisse) (final maturity
   12/1/19)*..................... VMIG1/Aa3    A1+/AA         3.25%     09/02/97      3,000,000       3,000,000
 Emmaus General Authority, Series
   B (final maturity 3/1/24)*....   NR/NR      NR/NR          3.35%     09/03/97      2,200,000       2,200,000
 Quakertown General Authority,
   Series A (LOC -- PNC Bank)
   (final maturity 7/1/26)*......  VMIG1/A1    NR/NR          3.45%     09/02/97     18,600,000      18,600,000
 Quakertown Hospital Authority,
   HPS Group Pooled Financing
   (LOC -- PNC Bank) (final
   maturity 7/1/05)*.............  VMIG1/A1    NR/NR          3.45%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     45,725,000
                                                                                                   ------------
RHODE ISLAND -- 0.7%
 Rhode Island Housing, Series
   22-A (FGIC insured) (final
   maturity 4/1/27)*............. VMIG1/AA2   A1+/AA+         3.65%     12/02/97      4,615,000       4,615,000
                                                                                                   ------------
SOUTH CAROLINA -- 3.1%
 South Carolina Public Service
   Authority.....................   P1/Aa      A1/AA-         3.80%     10/22/97     10,000,000      10,000,000
 South Carolina Public Service
   Authority.....................   P1/Aa      A1/AA-         3.65%     11/20/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     20,000,000
                                                                                                   ------------
TENNESSEE -- 6.0%
 Bristol Health & Education
   Facilities, Series 95A (final
   maturity 3/1/14)* (FGIC
   insured)......................   NR/NR      A1/AAA         3.45%     09/03/97      8,500,000       8,500,000
 Johnson City (final maturity
   5/1/21)* (FGIC insured).......   NR/NR     A1+/AAA         3.50%     09/03/97      9,775,000       9,775,000
 Metropolitan Government
   Nashville & Davidson County
   Health & Education Facilities,
   Adventist/Sunbelt, Series A
   (LOC -- Suntrust Bank) (final
   maturity 11/15/26)*........... VMIG1/Aa3   A1+/AA-         3.38%     09/04/97      9,500,000       9,500,000
 Shelby County General Obligation
   (FSA insured) (final maturity
   11/1/21)*.....................   NR/NR     A1+/AAA         3.40%     09/04/97     11,200,000      11,200,000
                                                                                                   ------------
                                                                                                     38,975,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- ----------- ---------    ---------    -----------    ------------
TEXAS -- 7.6%
 Bexar County Housing Authority
   (final maturity 9/15/26)*.....   NR/NR     AAA/A1+         3.35%     09/03/97    $ 3,275,000    $  3,275,000
 Brownsville Texas Utility System
   (LOC -- Toronto Dominion).....   P1/Aa2     A1+/AA         3.80%     10/29/97      8,500,000       8,500,000
 Grand Prairie, Housing Lincoln
   Property Co. (final maturity
   6/1/10)*......................   NR/NR     A1+/AAA         3.40%     09/03/97      6,700,000       6,700,000
 Gulf Coast Waste Disposal,
   Pollution Control, Exxon
   Project (final maturity
   6/1/20)*...................... VMIG1/Aaa   A1+/AAA         3.70%     09/03/97      2,100,000       2,100,000
 Harris County Health Facilities,
   Memorial Hospital (final
   maturity 6/1/24)*............. VMIG1/Aaa   A1+/AAA         3.25%     09/03/97      3,500,000       3,500,000
 North Texas Water District
   (AMBAC insured) (final
   maturity 6/1/02)*.............   NR/AAA     NR/AAA         7.65%     06/01/98      2,280,000       2,357,694
 Texas Department of Housing.....   NR/NR      A1+/NR         3.50%     09/17/97      8,450,000       8,450,000
 Texas Department of Housing.....   NR/NR      A1+/NR         3.60%     09/17/97      1,060,000       1,060,000
 Texas State Tax & Revenue
   Anticipation Notes............  MIG1/NR    SP1+/NR         4.75%     08/31/98     12,000,000      12,104,115
 University of Texas.............   P1/NR      A1+/NR         3.65%     11/18/97      1,440,000       1,440,000
                                                                                                   ------------
                                                                                                     49,486,809
                                                                                                   ------------
UTAH -- 3.6%
 Intermountain Power Agency,
   Power Supply Revenue
   (LOC -- Swiss Bank) (final
   maturity 7/1/14)*............. VMIG1/Aa1   A1+/AA+         3.50%     09/15/97      5,500,000       5,500,000
 Intermountain Power Agency,
   Power Supply Revenue (final
   maturity 7/1/03)*............. VMIG1/AAA    NR/NR          3.45%     09/03/97      9,900,000       9,900,000
 Utah State Housing Finance
   Agency, Single Family, Series
   4 (final maturity 1/1/28)*.... VMIG1/Aa1    NR/NR          3.45%     09/03/97      8,000,000       8,000,000
                                                                                                   ------------
                                                                                                     23,400,000
                                                                                                   ------------
VERMONT -- 0.7%
 Vermont Education & Health
   Building, Middlebury College
   (final maturity 5/1/28)*......   NR/Aa      A1+/AA         3.95%     09/03/97      4,700,000       4,700,000
                                                                                                   ------------
WISCONSIN -- 1.0%
 Carlton Pollution Control
   Revenue, Wisconsin Power and
   Light Co. (final maturity
   9/01/05)*..................... VMIG1/Aa2    A1+/AA         3.60%     09/02/97      1,400,000       1,400,000
 Wisconsin Transportation
   (LOC -- Bayerische
   Landesbank)...................   P1/Aaa    A1+/AAA         3.70%     11/05/97      5,105,000       5,105,000
                                                                                                   ------------
                                                                                                      6,505,000
                                                                                                   ------------
WYOMING -- 0.9%
 Sweetwater County Pollution
   Control, Pacificorp 84
   (LOC -- Deutsche Bank) (final
   maturity 12/1/14)*............   P1/Aa1    A1+/AAA         3.60%    12/01/2014     2,500,000       2,500,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- ----------- ---------    ---------    -----------    ------------
WYOMING -- (CONTINUED)
 Uinta County Pollution Control,
   Chevron Inc. Project (final
   maturity 12/1/22)*............   P1/Aa2     NR/NR          3.80%     12/01/22    $ 3,400,000    $  3,400,000
                                                                                                   ------------
                                                                                                      5,900,000
                                                                                                   ------------
TOTAL INVESTMENTS (AMORTIZED COST
 $675,378,762)(A) -- 104.2%......                                                                   675,378,762
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (4.2%)................                                                                   (26,934,255)
                                                                                                   ------------
NET ASSETS -- 100.0%.............                                                                  $648,444,507
                                                                                                   ============

---------------
Percentages indicated are based on net assets of $648,444,507.

(a) Cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC  -- AMBAC Indemnity Corporation.

FGIC   -- Financial Guaranty Insurance Company.

FSA    -- Financial Security Assurance.

LOC    -- Letter of Credit.

MBIA   -- Municipal Bond Insurance Association.

NR     -- No rating assigned by Moody's or S&P.

 *Variable rate security. Maturity date reflects the next rate change date.

**Security includes put feature. Maturity date reflects the next put date.

+The ratings provided consist of short-term and long-term ratings.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 99.9%
CALIFORNIA -- 99.1%
California Counties Industrial
 Development Authority (LOC --
 California State Teachers
 Retirement) (final maturity
 9/1/08)*..........................   NR/NR     A1+/AA+    3.25%    09/01/97    $ 1,175,000    $    1,175,000
California Department of Water.....   P1/Aa      A1+/AA    3.35%    09/11/97      2,039,000         2,039,000
California General Obligation......    P1/A       A/A+     3.65%    09/19/97      5,000,000         5,000,000
California General Obligation......    P1/A       A/A+     3.55%    10/30/97     10,750,000        10,750,000
California General Obligation......    P1/A       A/A+     3.60%    10/09/97     14,000,000        14,000,000
California General Obligation......    P1/A       A/A+     3.55%    10/09/97      2,500,000         2,500,000
California General Obligation
 (final maturity 4/1/04)*..........   NR/NR     A1+/AAA    3.70%    09/15/97     15,100,000        15,100,000
California General Obligation,
 Class A (final maturity 2/1/06)*..   A1+/AA     NR/NR     3.36%    09/04/97     10,000,000        10,000,000
California Health Facilities
 Authority, Sutter Health, Series C
 (FSA insured) (final maturity
 7/1/22)*..........................   AAA/NR    A1+/AAA    3.40%    09/02/97      1,800,000         1,800,000
California Health Facilities
 Financing Authority, Children's
 Hospital (MBIA insured) (final
 maturity 11/1/21)*................ VMIG1/AAA   A1+/AAA    3.00%    09/03/97      1,900,000         1,900,000
California Housing Agency, Multi-
 Family Housing (final maturity
 7/15/13)*.........................   NR/NR     A1+/AAA    3.00%    09/03/97      2,600,000         2,600,000
California Local Government Agency,
 Certificates of Participation
 (LOC -- Fuji Bank, Ltd.) (final
 maturity 8/1/16)*.................  VMIG1/A1    NR/NR     3.30%    09/03/97      3,200,000         3,200,000
California Pollution Control
 Financing Authority, Atlantic
 Richfield Project, Series A (AMT)
 (final maturity 12/1/24)*.........  VMIG1/A2     A1/A     3.55%    09/02/97      8,800,000         8,800,000
California Pollution Control
 Financing Authority, Chevron USA,
 Inc. Project, Callable 10/9/97@100
 (final maturity 11/15/01)*........   AA2/NR     AA/NR     3.90%    11/15/97      2,405,000         2,408,925
California Pollution Control
 Financing Authority, Colmac Energy
 Project, Series A (AMT)
 (LOC -- Swiss Bank) (final
 maturity 12/1/16)*................   NR/NR     A1+/AA+    3.00%    09/03/97      2,300,000         2,300,000
California Pollution Control
 Financing Authority, Delano Power
 Project (AMT) (LOC -- Algemene
 Bank Nederland) (final maturity
 8/1/19)*..........................   P1/Aa1     NR/NR     3.55%    09/02/97      5,100,000         5,100,000
California Pollution Control
 Financing Authority, Delano
 Project (final maturity 8/1/19)*..   P1/Aa1     NR/NR     3.55%    09/02/97      3,400,000         3,400,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
California Pollution Control
 Financing Authority, Dow Chemical
 Project...........................   P1/NR      A1/NR     3.55%    10/09/97    $ 2,300,000    $    2,300,000
California Pollution Control
 Financing Authority, Equity
 Stanislaus Project (LOC -- Swiss
 Bank) (final maturity 12/1/17)*... VMIG1/AA1   A1+/AA+    3.45%    09/02/97      1,600,000         1,600,000
California Pollution Control
 Financing Authority, Honey Lake
 Power Company Project (LOC --
 Banque Nationale, Paris) (final
 maturity 9/1/18)*.................   P1/AA3     NR/NR     3.55%    09/02/97      5,300,000         5,300,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Banque Nationale,
 Paris) (final maturity
 11/1/26)*.........................   NR/NR     A1+/AA+    3.50%    09/02/97      9,200,000         9,200,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Rabobank
 Nederland) (final maturity
 12/1/16)*.........................   NR/NR     A1+/AAA    3.10%    09/03/97     11,500,000        11,500,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Swiss Bank
 Corporation) (final maturity
 12/1/16)*.........................   NR/NR     A1+/AAA    3.05%    09/03/97     32,000,000        32,000,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Toronto Dominion
 Bank) (final maturity 12/1/18)*...   NR/NR     A1+/AAA    3.50%    09/02/97      2,800,000         2,800,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (final maturity
 2/1/16)*..........................   P1/A1       A1/A     3.50%    09/02/97     23,100,000        23,100,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric, Series D,
 (LOC -- UBS)......................   A1+/AA     NR/NR     3.65%    10/21/97     15,000,000        15,000,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric, Series D,
 (LOC -- UBS)......................   A1+/AA     NR/NR     3.70%    10/23/97      5,000,000         5,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Martinez Project, Series A
 (AMT) (final maturity 10/1/24)*... VMIG1/Aa1    NR/NR     3.45%    09/02/97      1,000,000         1,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Martinez Project, Series B
 (AMT) (final maturity 10/1/31)*... VMIG1/AA1   A1+/AAA    3.05%    09/03/97      6,000,000         6,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Project (final maturity
 10/1/11)*......................... VMIG1/AA1   A1+/AAA    3.40%    09/02/97      1,000,000         1,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
California Pollution Control
 Financing Authority, Solid Waste
 Disposal Revenue Bond, Taorimina
 Industries, Inc. (AMT)
 (LOC -- Sanwa Bank, Los Angeles,
 Sanwa Bank, Ltd.) (final maturity
 8/1/14)*.......................... VMIG1/AA3    NR/NR     3.15%    09/03/97    $ 5,500,000    $    5,500,000
California Pollution Control
 Financing Authority, Solid Waste
 Disposal Revenue Bond, Taormina
 Industries, Series B (AMT)
 (LOC -- Sanwa Bank, Los Angeles,
 Sanwa Bank, Ltd.) (final maturity
 8/1/14)*.......................... VMIG1/Aa3    NR/NR     3.15%    09/03/97      2,260,000         2,260,000
California Pollution Control
 Financing Authority, Southern
 California Edison.................   F1/A1      A1/A+     3.50%    11/19/97     14,000,000        14,000,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85C.....   P1/A1      A1/A+     3.60%    10/10/97      3,300,000         3,300,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85C.....   P1/A1      A1/A+     3.55%    10/16/97      2,000,000         2,000,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85D.....   P1/A1      A1/A+     3.50%    11/20/97      6,200,000         6,200,000
California School Cash Reserve
 Program, Series A.................  MIG1/NR    SP1+/NR    4.75%    07/02/98     30,000,000        30,216,381
California State...................   P1/P2      A1/A+     3.60%    10/23/97      2,700,000         2,700,000
California State Department of
 Water (final maturity 12/1/29)*...   NR/AA      A+/AA     3.31%    09/04/97      8,300,000         8,300,000
California State Municipal Receipts
 (AMBAC insured) (final maturity
 6/1/21)*..........................  A1+/AAA    A1+/AAA    3.40%    09/03/97     15,950,000        15,950,000
California State Municipal Receipts
 (FGIC insured) (final maturity
 8/1/19)*..........................  A1+/AAA    A1+/AAA    3.30%    09/04/97      7,175,000         7,175,000
California State Municipal Receipts
 (FGIC insured) (final maturity
 9/1/21)*..........................  A1+/AAA    A1+/AAA    3.30%    09/03/97      3,875,000         3,875,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-1
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      2,000,000         2,000,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-2
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      9,200,000         9,200,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-7
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      2,800,000         2,800,000
California Statewide Community
 Development Authority, Calsonic
 Project (LOC -- Union Bank of
 California) (final maturity
 8/1/08)*..........................  F1+/AA-     NR/NR     3.40%    09/03/97      7,000,000         7,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
California Statewide Community
 Development Authority,
 Certificates of Participation
 (LOC -- Dresdner Bank) (final
 maturity 6/1/26)*................. VMIG1/AA1    NR/NR     3.40%    09/02/97    $12,600,000    $   12,600,000
California Statewide Community
 Development Authority, Contech
 Construction Project (LOC -- Bank
 of Tokyo) (final maturity
 5/1/09)*..........................   NR/NR     A1+/AA+    3.25%    09/03/97      1,440,000         1,440,000
California Statewide Community
 Development Authority, Chevron
 USA, Inc. Project (final maturity
 12/15/24)*........................   P1/Aa2     NR/NR     3.50%    09/02/97      3,200,000         3,200,000
Chula Vista Industrial Development,
 San Diego Gas & Electric Company,
 Series B (AMT) (final maturity
 12/1/27)*.........................  VMIG1/A1    A1/A+     3.15%    09/03/97     11,000,000        11,000,000
Chula Vista Multi-Family Housing,
 Terra Nova Project, Series A
 (LOC -- Industrial Bank of Japan)
 (final maturity 3/1/05)*..........   NR/NR       A1/A     3.20%    09/03/97      5,000,000         5,000,000
Chula Vista, San Diego Gas &
 Electric, Series 92C (AMT)........   P1/A1      A1/A+     3.75%    10/23/97      3,000,000         3,000,000
Contra Costa County Multi-Family
 Housing, Park Regency, Series A
 (final maturity 8/1/32)*..........   NR/NR      A1+/A     3.20%    09/03/97      8,000,000         8,000,000
Contra Costa County Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    07/01/98     10,000,000        10,053,544
Foothill Eastern Toll Road, Series
 B (LOC -- Morgan Guaranty Trust)
 (final maturity 1/2/35)*..........   NR/NR     A1+/AAA    3.10%    09/04/97     13,500,000        13,500,000
Foothill Eastern Toll Road, Series
 D (LOC -- Industrial Bank of
 Japan) (final maturity 1/2/35)*...    A1/A      F1+/AA    3.00%    09/04/97      6,300,000         6,300,000
Foothill Eastern Toll Road, Series
 E (LOC -- Banque Nationale, Paris)
 (final maturity 1/2/35)*..........   NR/NR      A1+/A+    3.00%    09/04/97      5,000,000         5,000,000
Fremont Certificates of
 Participation,Building & Equipment
 Financing Project (LOC -- Sumitomo
 Bank, Ltd.) (final maturity
 7/1/15)*..........................   NR/NR       A1/A     3.20%    09/04/97      4,125,000         4,125,000
Fremont Certificates of
 Participation (LOC -- Sumitomo
 Bank, Ltd.) (final maturity
 8/1/22)*..........................   NR/NR       A1/A     3.20%    09/04/97      3,100,000         3,100,000
Fremont Multi-Family Housing
 Authority, Mission Wells Project
 (LOC -- Industrial Bank of Japan)
 (final maturity 9/1/07)*..........   NR/NR       A1/A     3.20%    09/04/97      6,700,000         6,700,000
Fremont School District, Alameda
 County (final maturity 8/1/20)*...   NR/NR     A1+/AAA    3.35%    09/04/97      6,150,000         6,150,000
Grand Terrace Community
 Redevelopment Agency, Mt. Vernon
 Villas (LOC -- Industrial Bank of
 Japan) (final maturity
 12/1/11)*.........................   NR/NR       A1/A     3.40%    09/03/97      1,650,000         1,650,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Huntington Beach Multi-Family
 Housing, Huntington Breakers,
 Series A (LOC -- Sumitomo Bank,
 Ltd.) (final maturity 7/1/14)*....  VMIG1/A1    NR/NR     3.20%    09/03/97    $10,300,000    $   10,300,000
Indio Multi-Family Housing, Western
 Federal Savings Project
 (LOC -- Wells Fargo & Co.) (final
 maturity 6/1/05)*.................   NR/NR      A1/A+     3.15%    09/04/97      2,950,000         2,950,000
Irvine Improvement Board Act 1915,
 District 94-15 (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 9/2/20)*..........................  VMIG1/A1     A1/A     3.45%    09/02/97      4,733,000         4,733,000
Irvine Improvement Board Act 1915,
 District 95-12, Series A (LOC --
 Kredietbank N.V.) (final maturity
 9/2/21)*.......................... VMIG1/AA2   A1+/AA-    3.40%    09/02/97      3,350,000         3,350,000
Irvine Ranch Water District
 Certificates of Participation,
 Capital Improvement Project
 (LOC -- Toronto Dominion) (final
 maturity 8/1/16)*................. VMIG1/AA2    NR/NR     3.40%    09/02/97      2,300,000         2,300,000
Irvine Ranch Water District
 (LOC -- Landesbank Hessen) (final
 maturity 10/1/10)*................   NR/NR     A1+/AAA    3.40%    09/02/97      1,200,000         1,200,000
Long Beach Health Services,
 Memorial Health Service (final
 maturity 10/1/16)*................  VMIG1/A1   A1+/AA-    3.00%    09/03/97      9,200,000         9,200,000
Los Angeles Community Redevelopment
 Agency, Academy Village Apartments
 (LOC -- Swiss Bank) (final
 maturity 10/1/19)*................ VMIG1/AA1    NR/NR     3.15%    09/02/97     15,000,000        15,000,000
Los Angeles Community Redevelopment
 Agency, Grand Promenade Project
 (LOC -- Tokai Bank, Ltd.) (final
 maturity 12/1/10)*................   NR/NR     A1+/AAA    3.05%    09/02/97     14,900,000        14,900,000
Los Angeles County (AMT)
 (LOC -- National Westminster Bank,
 PLC)..............................   P1/A1+     NR/NR     3.80%    09/11/97     15,000,000        15,000,000
Los Angeles County (AMT)
 (LOC -- National Westminster Bank,
 PLC)..............................   P1/A1+     NR/NR     3.70%    09/11/97      6,000,000         6,000,000
Los Angeles County, Capital Asset
 Lease Corp. (LOC -- Morgan
 Guaranty Trust)...................   P1/A1+     NR/NR     3.75%    10/22/97     10,000,000        10,000,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB1 (FSA insured) (final maturity
 7/1/25)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97      3,500,000         3,500,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB2(FSA insured) (final maturity
 7/1/21)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97     23,000,000        23,000,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB3(FSA insured) (final maturity
 7/1/16)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97      5,400,000         5,400,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Los Angeles County Metropolitan
 Transportation Authority, Series
 SG-54 (AMBAC insured) (final
 maturity 7/1/17)*.................   NR/NR     A1+/AAA    3.45%    09/03/97    $ 2,100,000    $    2,100,000
Los Angeles County Multi-Family
 Housing, Channel Gateway
 Apartments (LOC -- Fuji Bank,
 Ltd.) (final maturity 8/1/19)*....  VMIG1/A1    NR/NR     3.90%    09/04/97      6,700,000         6,700,000
Los Angeles County Multi-Family
 Housing, Sandi Canyon Villas (AMT)
 (LOC -- Industrial Bank of Japan)
 (final maturity 11/1/09)*.........  VMIG1/A2    NR/NR     3.45%    09/03/97      2,000,000         2,000,000
Los Angeles County Multi-Family
 Housing, Studio Colony (LOC --
 Industrial Bank of Japan) (final
 maturity 5/16/07)*................  VMIG1/A2    NR/NR     3.20%    09/04/97      2,100,000         2,100,000
Los Angeles County Public Water
 Financing Authority, Series A
 (MBIA insured)....................   AAA/NR     AAA/NR    4.50%    09/01/97      5,000,000         5,000,000
Los Angeles County Sales Tax
 Revenue, Series A (FGIC insured)
 (final maturity 7/1/12)*.......... VMIG1/AAA    A1/NR              09/03/97      1,400,000         1,400,000
Los Angeles County, Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    06/30/98     15,000,000        15,077,657
Los Angeles County Metropolitan
 Transportation Authority (LOC --
 National Westminster Bank, PLC)...   P1/A1+     NR/NR     3.45%    09/25/97      6,000,000         6,000,000
Los Angeles County Wastewater
 Project (LOC -- Morgan Guaranty
 Trust)............................   P1/A1+     NR/NR     3.50%    09/05/97     15,000,000        15,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.75%    10/09/97      9,000,000         9,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.70%    10/09/97     10,000,000        10,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.90%    10/15/97     10,000,000        10,000,000
Los Angeles Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    06/30/98     15,000,000        15,071,559
Los Angeles Unified School
 District, Tax & Revenue
 Anticipation Notes, Series B......  MIG1/NR    SP1+/NR    4.50%    09/30/97      8,500,000         8,505,597
Marin County CA Tax & Revenue
 Anticipation Notes................  MIG1/NR     NR/NR     4.50%    07/31/98     20,000,000        20,114,442
Modesto Irrigation District........  VMIG1/A      A/NR     3.60%    10/15/97      3,000,000         3,000,000
Modesto Irrigation District,
 Certificates of Participation.....  VMIG1/A     A1/NR     3.50%    10/20/97      5,000,000         5,000,000
Modesto Multi-Family Housing, Live
 Oaks Apartments Project (final
 maturity 9/1/24)*.................   NR/NR     A1+/AAA    3.05%    09/03/97      1,400,000         1,400,000
Monterey County Financing
 Authority, Reclamation and
 Distribution Project (LOC -- Dai-
 Ichi Kangyo, Los Angeles) (final
 maturity 9/1/36)*.................  VMIG1/A1    NR/NR     3.25%    09/04/97      6,100,000         6,100,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Monterey Peninsula Water Management
 District, Wastewater Reclamation
 Project (LOC -- Sumitomo Bank,
 Ltd.) (final maturity 7/1/22)*....  VMIG1/A1     A1/A     3.20%    09/04/97    $16,300,000    $   16,300,000
Newport Beach, Hoag Memorial
 Hospital (final maturity
 10/1/22)*.........................  VMIG1/A1    A1+/AA    3.40%    09/02/97     20,090,000        20,090,000
Newport Beach, Hoag Memorial
 Hospital, Series A (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97     13,400,000        13,400,000
Newport Beach, Hoag Memorial
 Hospital, Series B (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97      1,600,000         1,600,000
Newport Beach, Hoag Memorial
 Hospital, Series C (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97     22,800,000        22,800,000
Oakland, Children's Hospital
 Medical Center, Series B (LOC --
 Banque Nationale, Paris) (final
 maturity 7/1/99)*.................   NR/NR      A1/A+     3.00%    09/03/97      3,100,000         3,100,000
Orange County, Pointe Niguel
 Project, Series C (LOC -- First
 Interstate Bancorp) (final
 maturity 11/1/05)*................ VMIG1/AA3    NR/NR     3.35%    09/04/97     13,000,000        13,000,000
Orange County Housing Authority,
 Costa Partner Development, Series
 BB (LOC -- Chase/Chemical Bank)
 (final maturity 12/1/09)*......... VMIG1/Aa2    NR/NR     3.05%    09/02/97     12,200,000        12,200,000
Orange County Sanitation,
 Certificates of Participation,
 Series C (FGIC Insured) (final
 maturity 8/1/17)*................. VMIG1/AAA   A1+/AAA    3.55%    09/02/97     20,650,000        20,650,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.50%    11/19/97      2,000,000         2,000,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.65%    11/06/97      4,000,000         4,000,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.65%    09/04/97      1,500,000         1,500,000
Otay Water District, Certificates
 of Participation
 (LOC -- Landesbank Hessen) (final
 maturity 9/1/26)*................. VMIG1/AAA   A1+/AAA    3.05%    09/03/97      2,200,000         2,200,000
Placer Unified High School District
 Tax & Revenue Anticipation
 Notes.............................  MIG1/NR    SP1+/NR    4.45%    09/04/97      3,700,000         3,700,152
Redlands Certificates of
 Participation, Water Treatment
 Facilities Project, (FGIC Insured)
 (final maturity 9/1/17)*.......... VMIG1/AAA   F1+/AAA    3.05%    09/03/97      3,515,000         3,515,000
Redlands Certificates of
 Participation (FGIC Insured)
 (final maturity 9/1/15)*.......... VMIG1/AAA   A1+/AAA    3.05%    09/03/97      2,500,000         2,500,000
Riverside County Industrial
 Development, Advanced Business
 Forms, Inc. Project (AMT)
 (LOC -- First National Bank)
 (final maturity 4/1/14)*.......... VMIG1/AAA    NR/NR     3.00%    09/04/97      1,500,000         1,500,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Riverside County Industrial
 Development, Cryogenic Project,
 Issue B (AMT) (LOC -- Rabobank
 Nederland) (final maturity
 7/5/14)*.......................... VMIG1/AAA    NR/NR     3.00%    09/04/97    $ 1,400,000    $    1,400,000
Riverside County Industrial
 Development, Riverfront/Crest
 Steel (AMT) (LOC -- First National
 Bank) (final maturity 4/1/09)*.... VMIG1/AAA    NR/NR     3.00%    09/04/97      2,950,000         2,950,000
Riverside County Transportation
 (LOC -- Union Bank of
 Switzerland)......................   P1/A1       A1/A     3.55%    09/04/97      2,000,000         2,000,000
Riverside County Transportation
 Sales Tax Revenue (LOC --
 Industrial Bank of Japan).........   P1/A1       A1/A     3.75%    10/07/97      3,000,000         3,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.60%    10/17/97      5,000,000         5,000,000
Sacramento County Multi-Family
 Housing, Series A (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 4/15/07)*.........................  VMIG1/A1    A1/A+     3.25%    09/04/97     15,400,000        15,400,000
Sacramento County Multi-Family
 Housing, Series C (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 4/15/07)*.........................  VMIG1/A1    A1/A+     3.25%    09/04/97      1,600,000         1,600,000
Sacramento County Municipal Note
 Utility District (LOC --
 Bayerische Landesbank)............   P1/Aaa    A1+/AAA    3.60%    09/27/97      5,700,000         5,700,000
Sacramento County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    09/30/97     42,000,000        42,023,082
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.50%    10/28/97      8,000,000         8,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.30%    09/12/97      2,000,000         2,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.70%    10/17/97      4,293,000         4,293,000
San Bernardino County Industrial
 Development Authority, NRI Inc.
 Project (LOC -- California State)
 (final maturity 5/1/09)*..........   NR/NR     A1+/AA+    3.25%    09/03/97      1,575,000         1,575,000
San Bernardino County Multi-Family
 Housing, Brookside Meadows, Series
 A (LOC -- Tokai Bank, Chase
 Manhattan) (final maturity
 8/1/05)*.......................... VMIG1/AA2    NR/NR     3.10%    09/03/97     13,000,000        13,000,000
San Bernardino County Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    06/30/98      7,000,000         7,036,240
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.65%    10/28/97      5,200,000         5,200,000
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.40%    09/09/97      5,000,000         5,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.70%    11/21/97    $ 2,000,000    $    2,000,000
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric, Series A..........   P1/A1      A1/A+     3.75%    11/13/97      1,500,000         1,500,000
San Diego County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.38%    09/30/97     24,100,000        24,111,147
San Diego County Water Authority...   P1/NR      A1/NR     3.40%    09/09/97      2,000,000         2,000,000
San Diego Housing Authority, Multi-
 Family Housing, Nobel Ct.
 Apartments, Series L (LOC --
 Citibank, New York) (final
 maturity 12/1/08)*................ VMIG1/AA2    NR/NR     3.05%    09/04/97      1,700,000         1,700,000
San Diego Housing Authority, Multi-
 Family Housing, Nobel Ct.
 Apartments, Series L (LOC -- Tokai
 Bank, Ltd.) (final maturity
 12/1/08)*.........................  VMIG2/A2    NR/NR     3.05%    09/04/97      9,700,000         9,700,000
San Francisco City and County
 Airport (LOC -- Bayerische
 Landesbank).......................   P1/NR      A1+/NR    3.65%    11/19/97     12,500,000        12,500,000
San Francisco City and County
 Airport (LOC -- Bayerische
 Landesbank).......................   P1/NR      A1+/NR    3.65%    11/18/97      3,000,000         3,000,000
San Francisco City and County
 Airport (FGIC Insured) (final
 maturity 5/1/21)*.................  A1+/AAA     NR/NR     3.45%    09/04/97      5,345,000         5,345,000
San Francisco City and County
 Airport (MBIA Insured) (final
 maturity 5/1/26)*.................  A1+/AAA     NR/NR     3.40%    09/04/97      3,905,000         3,905,000
San Francisco City and County
 Multi-Family Housing, Bayside
 Village Project D, Series A
 (LOC -- Industrial Bank of Japan)
 (final maturity 12/1/05)*.........  VMIG1/A2    NR/NR     3.45%    09/04/97      1,000,000         1,000,000
San Francisco City and County
 Multi-Family Housing, Winterland
 Project, Series 85-C (LOC --
 Citibank, New York) (final
 maturity 6/1/06)*.................   NR/NR     A1+/AA-    3.15%    09/02/97      1,500,000         1,500,000
San Francisco City and County Tax &
 Revenue Anticipation Notes........  MIG1/NR    SP1+/NR    4.50%    10/08/97     35,500,000        35,526,853
San Mateo County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    07/01/98      7,000,000         7,039,166
Simi Valley Multi-Family Housing,
 Lincoln Wood Ranch (LOC --
 Sumitomo Bank, Ltd.) (final
 maturity 6/1/10)*.................   NR/NR       A1/A     3.35%    09/04/97      7,500,000         7,500,000
Southeast Recovery Facility, Series
 B (AMT) (LOC -- Industrial Bank of
 Japan Ltd.) (final maturity
 12/1/18)*.........................  VMIG1/A2     A1/A     3.20%    09/03/97      3,300,000         3,300,000
Southeast Recovery Facility, Series
 A (LOC -- Industrial Bank of Japan
 Ltd.) (final maturity 12/1/18)*...  VMIG1/A2     A1/A     3.10%    09/03/97     22,000,000        22,000,000
Southern California Metropolitan
 Water Authority...................   P1/NR      A1+/NR    3.60%    11/13/97      5,700,000         5,700,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Southern California Metropolitan
 Water Authority...................   P1/NR      A1+/NR    3.55%    11/19/97    $ 4,000,000    $    4,000,000
Tahoe-Truckee Unified School
 District, Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.45%    09/04/97      4,000,000         4,000,164
Tustin Improvement Board Act 1915,
 Reassessment District 95-2-A
 (LOC -- Kredietbank) (final
 maturity 9/2/13)*................. VMIG1/AA2   A1+/AA-    3.40%    09/02/97      1,600,000         1,600,000
Vallejo Industrial Development
 Authority, Meyer Cookware Project,
 Series A (AMT) (LOC -- Bank of
 Tokyo) (final maturity
 12/1/23)*.........................   NR/NR      A1/A+     3.40%    12/01/23      3,300,000         3,300,000
Washington Township Hospital,
 Series A (LOC -- Industrial Bank
 of Japan) (final maturity
 1/1/16)*..........................  VMIG1/A2    NR/NR     3.20%    09/04/97     16,000,000        16,000,000
West Basin Water District,
 Certificates of Participation,
 Water Project (LOC -- Bayerische
 Vereinsbank) (final maturity
 8/1/27)*.......................... VMIG1/AA1    NR/NR     2.95%    09/03/97      3,000,000         3,000,000
                                                                                               --------------
                                                                                                1,152,029,909
                                                                                               --------------
PUERTO RICO -- 0.8%
Puerto Rico Public Buildings
 Authority, Trust Receipts, Series
 SGA16 (AMBAC Insured) (final
 maturity 7/1/21)*.................   NR/NR     A1+/AAA    3.30%    09/03/97      9,380,000         9,380,000
                                                                                               --------------
TOTAL INVESTMENTS (AMORTIZED COST
 $1,161,409,909)(A) -- 99.9%.......                                                             1,161,409,909
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.1%...............                                                                   722,897
                                                                                               --------------
NET ASSETS -- 100.0%...............                                                            $1,162,132,806
                                                                                               ==============

---------------
Percentages indicated are based on net assets of $1,162,132,806.
(a) Cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC  -- AMBAC Indemnity Corporation.
AMT    -- Interest on securities subject to Federal Alternative Minimum Tax.
FGIC   -- Financial Guaranty Insurance Company.
FSA    -- Financial Security Assurance.
LOC    -- Letter of Credit.
MBIA   -- Municipal Bond Insurance Association.
NR     -- No rating assigned by Moody's or S&P.

* Variable rate security. Maturity date reflects the next rate change date. + The ratings provided consist of short-term and long-term ratings.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                CALIFORNIA
                                                              TAX-EXEMPT        TAX-EXEMPT
                                                                MONEY          MONEY MARKET
                                                                 FUND              FUND
                                                             ------------     --------------
ASSETS:
 Investments in securities, at value (amortized cost
   $675,378,762, and $1,161,409,909, respectively)......... $675,378,762     $1,161,409,909
 Interest Receivable.......................................    4,987,487          6,802,369
 Receivable for investment securities sold.................   21,000,000          9,700,000
 Receivable for capital shares sold........................    5,411,487          9,219,947
 Prepaid expenses..........................................       48,551             38,659
 Other assets..............................................        1,612             13,911
                                                            ------------     --------------
Total Assets...............................................  706,827,899      1,187,184,795
                                                            ------------     --------------
LIABILITIES:
 Payable to bank...........................................    1,756,798            192,929
 Dividends payable.........................................    1,746,201          2,894,338
 Payable for investment securities purchased...............   52,984,115          5,000,000
 Payable for capital shares redeemed.......................    1,486,389         16,339,160
 Investment advisory fees payable..........................       55,123            101,023
 Administration fees payable...............................       55,123            101,023
 Special management fees payable (Pacific Horizon
   Shares).................................................       68,056            150,624
 Shareholder service fees payable (Horizon Service
   Shares).................................................       43,461            114,766
 Shareholder service fees payable (X Shares)...............           --             13,484
 Shareholder service fees payable (S Shares)...............          781              6,414
 12b-1 fees payable (X Shares).............................           --             11,822
 12b-1 fees payable (S Shares).............................        2,549             22,089
 Custodian and fund accounting fees payable................       40,774             20,333
 Transfer agent fees payable...............................        7,845                194
 Legal fees payable........................................       14,078             22,403
 Other accrued expenses....................................        7,603             45,012
 Other liabilities.........................................      114,496             16,375
                                                            ------------     --------------
Total Liabilities..........................................   58,383,392         25,051,989
                                                            ------------     --------------
NET ASSETS................................................. $648,444,507     $1,162,132,806
                                                            ============     ==============
NET ASSETS:
 Pacific Horizon Shares.................................... $125,645,416     $  552,976,956
 Horizon Shares............................................  314,659,354                 --
 Horizon Service Shares....................................  201,920,043        530,276,082
 X Shares..................................................           --         42,026,222
 S Shares..................................................    6,219,694         36,853,546
                                                            ------------     --------------
Total...................................................... $648,444,507     $1,162,132,806
                                                            ============     ==============
Shares Outstanding ($0.001 par value, 7.5 billion and 3
 billion shares authorized):
 Pacific Horizon Shares....................................  125,673,075        552,990,812
 Horizon Shares............................................  314,809,976                 --
 Horizon Service Shares....................................  201,952,032        530,313,144
 X Shares..................................................           --         42,027,842
 S Shares..................................................    6,219,699         36,853,653
                                                            ------------      -------------
Total......................................................  648,654,782      1,162,185,451
                                                            ============      =============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
 PER SHARE.................................................        $1.00              $1.00
                                                                   =====              =====
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par............................ $    648,655     $    1,162,185
 Additional paid-in capital................................  647,969,431      1,160,959,805
 Accumulated undistributed net investment income...........       52,442             62,301
 Accumulated net realized losses on investment
   transactions............................................     (226,021)           (51,485)
                                                            ------------     --------------
NET ASSETS, AUGUST 31, 1997................................ $648,444,507     $1,162,132,806
                                                            ============     ==============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA
                                                          TAX-EXEMPT      TAX-EXEMPT
                                                             MONEY       MONEY MARKET
                                                             FUND            FUND
                                                          -----------    ------------
INVESTMENT INCOME:
  Interest.............................................   $10,669,668    $18,881,760
                                                          -----------    -----------
EXPENSES:
  Investment advisory fees.............................       287,597        525,653
  Administration fees..................................       287,597        525,653
  Special management fees (Pacific Horizon Shares).....       166,410        812,875
  Shareholder service fees (Horizon Service Shares)....       230,549        624,698
  Shareholder service fees (X Shares)..................            --         46,648
  Shareholder service fees (S Shares)..................           895          7,728
  12b-1 fees (X Shares)................................            --         55,978
  12b-1 fees (S Shares)................................         2,686         23,185
  Custodian and fund accounting fees...................        94,928         77,938
  Transfer Agent fees..................................        30,751         38,615
  Legal fees...........................................        23,384         43,438
  Other expenses.......................................        91,345        103,854
                                                          -----------    -----------
    Total Expenses.....................................     1,216,142      2,886,263
  Less: Fee waivers....................................        (1,611)       (13,911)
        Expenses paid by third parties.................        (6,862)       (14,109)
                                                          -----------    -----------
Total Net Expenses.....................................     1,207,669      2,858,243
                                                          -----------    -----------
NET INVESTMENT INCOME..................................     9,461,999     16,023,517
                                                          -----------    -----------
NET REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investment transactions.......       (37,994)       (40,625)
                                                          -----------    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 9,424,005    $15,982,892
                                                          ===========    ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA TAX-EXEMPT
                                         TAX-EXEMPT MONEY FUND                      MONEY MARKET FUND
                                  -----------------------------------      -----------------------------------
                                   SIX MONTHS                                SIX MONTHS
                                     ENDED                                     ENDED
                                   AUGUST 31,           YEAR ENDED           AUGUST 31,          YEAR ENDED
                                      1997             FEBRUARY 28,             1997            FEBRUARY 28,
                                  (UNAUDITED)              1997             (UNAUDITED)             1997
                                  ------------        ---------------      --------------      ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........   $  9,461,999        $    13,859,405      $   16,023,517      $    24,332,592
 Net realized gains (losses) on
   investment transactions.....        (37,994)               (26,740)            (40,625)              26,388
                                  ------------        ---------------      --------------      ---------------
 Change in net assets resulting
   from operations.............      9,424,005             13,832,665          15,982,892           24,358,980
                                  ------------        ---------------      --------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares........     (1,619,004)            (1,704,176)         (7,695,663)         (14,425,062)
 Horizon Shares................     (4,896,550)            (8,858,516)                 --                   --
 Horizon Service Shares........     (2,936,518)            (3,296,713)         (7,721,952)          (9,708,150)
 S Shares......................         (9,927)(c)                 --             (81,844)(b)               --
 X Shares......................             --                     --            (524,058)            (199,380)(a)
                                  ------------        ---------------      --------------      ---------------
Change in net assets from
 shareholder distributions.....     (9,461,999)           (13,859,405)        (16,023,517)         (24,332,592)
                                  ------------        ---------------      --------------      ---------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued...    786,510,190          1,611,040,281       1,444,000,127        2,140,307,421
 Dividends reinvested..........      2,021,033              2,774,538          10,161,314           19,760,377
 Cost of shares redeemed.......   (659,582,299)        (1,481,260,268)     (1,285,710,000)      (1,897,767,756)
                                  ------------        ---------------      --------------      ---------------
Change in net assets from
 capital share transactions....    128,948,924            132,554,551         168,451,441          262,300,042
                                  ------------        ---------------      --------------      ---------------
Change in net assets...........    128,910,930            132,527,811         168,410,816          262,326,430
NET ASSETS
 Beginning of Period...........    519,533,577            387,005,766         993,721,990          731,395,560
                                  ------------        ---------------      --------------      ---------------
 End of Period.................   $648,444,507        $   519,533,577      $1,162,132,806      $   993,721,990
                                  ============        ===============      ==============      ===============

---------------

(a) Period from October 2, 1996 (inception date) to February 28, 1997.

(b) Period from June 18, 1997 (inception date) to August 31, 1997.

(c) Period from July 8, 1997 (inception date) to August 31, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen portfolios. The accompanying financial statements and notes are those of the Pacific Horizon Tax-Exempt Money Fund (the "Tax-Exempt Fund") and Pacific Horizon California Tax-Exempt Money Market Fund (the "California Tax-Exempt Fund"), collectively the "Funds", individually the "Fund".

    The Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Shares, Horizon Service Shares and effective July 8, 1997, S Shares) and California Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Service Shares, and effective October 2, 1996, X Shares and effective June 18, 1997, S Shares). The California Tax-Exempt Fund is authorized to issue a fourth class of shares (Horizon Shares). Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X Shares and S Shares have a Distribution and Services Plan.

    The Funds' seek to provide as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal and daily liquidity. In addition, the California Tax-Exempt Fund seeks to provide income that is also exempt from California state income taxes.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund, through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and initial cost. In addition, the portfolios may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                     ACCUMULATED     ACCUMULATED
                    UNDISTRIBUTED    NET REALIZED
                         NET         GAIN/(LOSS)
                     INVESTMENT           ON
                       INCOME        INVESTMENTS
                    -------------    ------------
Tax-Exempt Fund        $52,442         $(15,746)
California Tax-
 Exempt Fund                --             (659)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Tax-Exempt Fund and California Tax-Exempt Fund had the following capital loss carryovers:

                           CAPITAL LOSS    EXPIRATION
          FUND              CARRYOVER         DATE
-------------------------  ------------    -----------
Tax-Exempt Fund              $ 16,664         1998
                               14,011         2000
                               71,218         2002
                               19,132         2003
                               36,425         2004
                               30,577         2005
                              -------
                             $188,027
                              =======
California Tax-Exempt
 Fund                        $  4,266         2004
                              =======

    To the extent that these loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year ended February 28, 1997, the California Tax-Exempt Fund utilized $32,982 of its available capital loss carryover to offset realized capital gains for federal income tax purposes, while $35,348 of capital loss carryovers expired for the Tax-Exempt Fund.

    Capital losses incurred after October 31 for the California Tax-Exempt Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and elected to defer capital losses of $6,594 after October 31, 1996.

OTHER:

    The Funds maintain a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1997, custodian fees and expenses paid by third parties were increased by $6,862 and $14,109 for the Tax-Exempt Fund and California Tax-Exempt Fund. There was no effect on net investment income. The Fund could have invested such cash amounts in income producing assets if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with its custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Bank of America is entitled to a fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS is entitled to a fee from each Fund which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion.

    The Funds have entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Currently, the California Tax-Exempt Fund is waiving 0.03% in special management fees. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service Organiza-tions may include Bank of America, BISYS and its affiliates. For the six months ended August 31, 1997, the Funds were advised that Bank of America and its affiliates and BISYS earned the following amounts pursuant to the Services Agreement and Services Plan:

                               BANK OF
                             AMERICA AND
          FUND               AFFILIATES      BISYS
-------------------------    -----------     ------
Tax-Exempt Fund                $162,947      $2,939
California Tax-Exempt
 Fund                           807,230       5,548

    The Funds have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares. Fees under the Horizon Services Plan are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and its affiliates. For the six months ended August 31, 1997, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
Tax-Exempt Fund                         $189,273
California Tax-Exempt Fund               512,823

    The California Tax-Exempt Fund has adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of such Fund's X Shares. For the six months ended August 31, 1997 the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
California Tax-Exempt Fund              $46,481

    The Funds have adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organization for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Funds' S shares. For the period from July 8, 1997(date of inception) to August 31, 1997 the Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
Tax-Exempt Fund                          $  895
California Tax-Exempt Fund               $7,718

    Prior to February 28, 1997, BankAmerica Corporation obtained a letter of credit issued by a third-party financial institution which guaranteed the payment of principal and interest of a security issued by Orange County California that was held by the California Tax-Exempt Fund. This letter of credit enabled the security, together with the letter of credit, to be valued at par. BankAmerica Corporation agreed to reimburse the third-party financial institution to the extent any portion of this letter of credit is drawn down. During the year ended February 28, 1997, this letter of credit expired. The Orange County California Securities previously held by the California Tax-Exempt Fund were substituted with a new issue from Orange County, which does not require such letter of credit.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities for the Funds, BISYS Ohio earned $30,751 and $38,615 from the Tax-Exempt Fund and California Tax-Exempt Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Tax-Exempt Fund and California Tax-Exempt Fund incurred legal charges totaling $23,384 and $43,438 respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $2,471 and $1,987 for the Tax-Exempt Fund and California Tax-Exempt Fund respectively, for the six months ended August 31, 1997.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Tax-Exempt Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations. The California Tax-Exempt Fund invests substantially all of its assets in a nondiversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments.

    The Tax-Exempt Fund and the California Tax-Exempt Fund had the following concentrations by industry sector at August 31, 1997 (as a percentage of total investments):

                                      CALIFORNIA
                         TAX-EXEMPT   TAX-EXEMPT
                            FUND         FUND
                         ----------   ----------
Airport Facilities            1.5%         0.8%
Commercial Paper             16.4         22.0
Education                     6.4          1.3
General Obligations          11.7          5.8
Healthcare                   19.0          7.9
Housing Developments          7.1         14.5
Industrial Development
 Revenue                      5.2          3.6
Leases                        1.5          3.6
Miscellaneous                 2.8          0.3
Pollution Control             7.1          8.6
Power Projects                2.5           --
Revenue                      10.7         17.9
Sewer Projects                 --          4.5
Special Tax                    --          0.4
Solid Waste                   0.6           --
Transportation                3.0          5.1
Utilities                     2.1          2.0
Waste Management              1.4           --
Water Projects                1.0          1.7
                           ------       ------
                            100.0%       100.0%
                           ======       ======

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Portfolio (at $1.00 per share) for the periods indicated are summarized below:

                                        TAX-EXEMPT                          CALIFORNIA TAX-EXEMPT
                                        MONEY FUND                            MONEY MARKET FUND
                           -------------------------------------    -------------------------------------
                           SIX MONTHS ENDED       YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                           AUGUST 31, 1997     FEBRUARY 28, 1997    AUGUST 31, 1997     FEBRUARY 28, 1997
                           ----------------    -----------------    ----------------    -----------------
                             (UNAUDITED)                              (UNAUDITED)
Pacific Horizon Shares
 Issued.................      107,335,976           230,496,897        472,684,566           917,590,384
 Reinvested.............        1,286,411             1,545,273          6,297,080            13,790,272
 Redeemed...............      (69,393,203)         (195,234,875)      (419,052,410)         (966,354,368)
                              -----------           -----------       ------------           -----------
Net
 increase/(Decrease)....       39,229,184            36,807,295         59,929,236           (34,973,712)
                              ===========           ===========       ============           ===========
Horizon Shares
 Issued.................      423,971,615           997,203,792                 --                    --
 Reinvested.............           25,652               135,161                 --                    --
 Redeemed...............     (373,441,909)       (1,035,902,063)                --                    --
                              -----------           -----------       ------------           -----------
 Net increase/
   (Decrease)...........       50,555,358           (38,563,110)                --                    --
                              ===========           ===========       ============           ===========
Horizon Service Shares
 Issued.................      248,702,939           383,339,592        877,065,089         1,184,396,760
 Reinvested.............          655,199             1,094,104          3,431,872             5,770,710
 Redeemed...............     (216,413,455)         (250,123,330)      (821,759,112)         (921,990,855)
                              -----------           -----------       ------------           -----------
Net increase............       32,944,683           134,310,366         58,737,849           268,176,615
                              ===========           ===========       ============           ===========
X Shares
 Issued.................               --                    --         45,086,213            38,320,277
 Reinvested.............               --                    --            420,087               199,395
 Redeemed...............               --                    --        (32,575,597)           (9,422,533)
                              -----------           -----------       ------------           -----------
Net increase............               --                    --         12,930,703            29,097,139(a)
                              ===========           ===========       ============           ===========
S Shares
 Issued.................        6,552,102                    --         49,164,259                    --
 Reinvested.............            1,329                    --             12,275                    --
 Redeemed...............         (333,732)                   --        (12,322,881)                   --
                              -----------           -----------       ------------           -----------
Net increase............        6,219,699(c)                 --         36,853,653(b)                 --
                              ===========           ===========       ============           ===========

---------------

(a) Period from October 2, 1996 (inception date) to February 28, 1997.

(b) Period from June 18, 1997 (inception date) to August 31, 1997.

(c) Period from July 8, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED                      YEAR ENDED                      PERIOD
                                     AUGUST 31,    ------------------------------------------      ENDED
                                        1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                     (UNAUDITED)       1997           1996           1995         1994(A)
                                     -----------   ------------   ------------   ------------   ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $  1.00       $   1.00       $   1.00       $   1.00          $1.00
                                       -------        -------        -------        -------        -------
Income from Investment Operations:
 Net investment income.............     0.0157         0.0290         0.0327         0.0253         0.0124
Less dividends to shareholders from
 net investment income.............    (0.0157)       (0.0290)       (0.0327)       (0.0253)       (0.0124)
                                       -------        -------        -------        -------        -------
Net change in net asset value per
 share.............................         --             --             --             --             --
                                       -------        -------        -------        -------        -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $  1.00       $   1.00       $   1.00       $   1.00          $1.00
                                       =======        =======        =======        =======        =======
Total return.......................       1.58%(d)       2.94%          3.32%          2.56%          1.25%(d)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   126       $     86       $     50       $     37            $50
 Ratio of expenses to average net
   assets..........................       0.60%(c)       0.60%          0.63%          0.60%          0.60%(c)
 Ratio of net investment income to
   average net assets..............       3.12%(c)       2.91%          3.26%          2.47%          1.95%(c)
 Ratio of expenses to average net
   assets*.........................         (e)            (b)            (b)            (b)          0.61%(c)
 Ratio of net investment income to
   average net assets*.............         (e)            (b)            (b)            (b)          1.94%(c)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 9, 1993 (inception date) to February 28, 1994.

(b) There were no fee waivers or expense reimbursements during the period.

(c) Annualized.

(d) Not Annualized.

(e) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                    ENDED                                            YEAR ENDED
                                  AUGUST 31,      --------------------------------------------------------------------------------
                                     1997         FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 28,
                                 (UNAUDITED)          1997             1996             1995             1994             1993
                                 ------------     ------------     ------------     ------------     ------------     ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........      $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                   --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......        0.0173           0.0322           0.0359           0.0285           0.0225           0.0269
Less dividends to
 shareholders from net
 investment income...........       (0.0173)         (0.0322)         (0.0359)         (0.0285)         (0.0225)         (0.0269)
                                   --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................            --               --               --               --               --               --
                                   --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............      $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                   ========         ========         ========         ========         ========         ========
Total return.................          1.75%(c)         3.27%            3.65%            2.89%            2.27%            2.72%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)................      $    315         $    264         $    303         $    382         $    515         $    384
 Ratio of expenses to average
   net assets................          0.28%(b)         0.28%            0.31%            0.28%            0.28%            0.28%
 Ratio of net investment
   income to average net
   assets....................          3.42%(b)         3.22%            3.58%            2.81%            2.25%            2.69%
 Ratio of expenses to average
   net assets*...............            (d)              (a)              (a)              (a)            0.29%              (a)
 Ratio of net investment
   income to average net
   assets*...................            (d)              (a)              (a)              (a)            2.24%              (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Annualized.

(c) Not annualized.

(d) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                            SIX MONTHS
                              ENDED                                      YEAR ENDED
                            AUGUST 31,    ------------------------------------------------------------------------
                               1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                           (UNAUDITED)        1997           1996           1995           1994           1993
                           ------------   ------------   ------------   ------------   ------------   ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD......   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                             --------       --------       --------       --------       --------       --------
Income from Investment
 Operations:
 Net investment income....     0.0161         0.0297         0.0334         0.0260         0.0200         0.0244
Less dividends to
 shareholders from net
 investment income........    (0.0161)       (0.0297)       (0.0334)       (0.0260)       (0.0200)       (0.0244)
                             --------       --------       --------       --------       --------       --------
Net change in net asset
 value per share..........         --             --             --             --             --             --
                             --------       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD............   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                             ========       ========       ========       ========       ========       ========
Total return..............       1.62%(c)       3.01%          3.39%          2.63%          2.02%          2.47%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of
   period (millions)......   $    202       $    169       $     35       $     39       $     48       $     50
 Ratio of expenses to
   average net assets.....       0.53%(b)       0.53%          0.56%          0.53%          0.53%          0.53%
 Ratio of net investment
   income to average net
   assets.................       3.19%(b)       2.98%          3.34%          2.57%          2.04%          2.42%
 Ratio of expenses to
   average net assets*....         (d)            (a)            (a)            (a)          0.57%            (a)
 Ratio of net investment
   income to average net
   assets*................         (d)            (a)            (a)            (a)          2.00%            (a)

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Annualized.

(c) Not annualized.

(d) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD
                                                               ENDED
                                                          AUGUST 31, 1997
                                                          (UNAUDITED)(a)
                                                          ---------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.........      $    1.00
Income from Investment Operations:
  Net investment income................................         0.0042
Less dividends to shareholders from net investment
  income...............................................        (0.0042)
                                                              --------
Net change in net asset value per share................             --
                                                              --------
NET ASSET VALUE PER SHARE, END OF PERIOD...............      $    1.00
                                                              ========
Total return...........................................           1.55%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)...............      $       6
  Ratio of expenses to average net assets..............           0.83%(c)
  Ratio of net investment income to average net
    assets.............................................           2.77%(c)
  Ratio of expenses to average net assets*.............            (b)
  Ratio of net investment income to average net
    assets*............................................            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 8, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                              SIX MONTHS
                                 ENDED                                        YEAR ENDED
                              AUGUST 31,     ----------------------------------------------------------------------------
                                 1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                              (UNAUDITED)        1997            1996            1995            1994            1993
                              -----------    ------------    ------------    ------------    ------------    ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                --------       --------        --------        --------        --------        --------
Income from Investment
 Operations:
 Net investment income.......     0.0153         0.0284          0.0324          0.0249          0.0186          0.0224
 Net realized gains/(losses)
   on investment
   transactions..............         --             --         (0.0001)        (0.0001)         0.0002         (0.0002)
                                --------       --------        --------        --------        --------        --------
Total income from investment
 operations..................     0.0153         0.0284          0.0323          0.0248          0.0188          0.0222
Less dividends to
 shareholders from net
 investment income...........    (0.0153)       (0.0284)        (0.0324)        (0.0249)        (0.0186)        (0.0224)
                                --------       --------        --------        --------        --------        --------
Net change in net asset value
 per share...................         --             --         (0.0001)        (0.0001)         0.0002         (0.0002)
                                --------       --------        --------        --------        --------        --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                ========       ========        ========        ========        ========        ========
Total return.................       1.54%(d)       2.88%           3.29%           2.52%           1.88%           2.27%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)................  $     553       $    493        $    528        $    187        $    204        $    128
 Ratio of expenses to average
   net assets................       0.57%(c)       0.57%           0.62%           0.62%           0.66%           0.66%
 Ratio of net investment
   income to average net
   assets....................       3.03%(c)       2.83%           3.35%           2.48%           1.86%           2.21%
 Ratio of expenses to average
   net assets*...............         (b)          0.60%**         0.63%**           (a)           0.68%           0.74%
 Ratio of net investment
   income to average net
   assets*...................         (b)          2.80%             (b)             (a)           1.84%           2.13%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** During the years ended February 28, 1997 and February 29, 1996, the
    Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED
                                           AUGUST 31,     ------------------------------------------------------------
                                              1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                           (UNAUDITED)        1997            1996            1995            1994
                                           -----------    ------------    ------------    ------------    ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD...................................  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                             --------       --------        --------        --------        --------
Income from Investment Operations:
 Net investment income....................     0.0157         0.0291          0.0331          0.0256          0.0198
 Net realized gains/(losses) on investment
   transactions...........................         --             --          0.0001         (0.0001)        (0.0001)
                                             --------       --------        --------        --------        --------
Total income from investment operations...     0.0157         0.0291          0.0332          0.0255          0.0197
Less dividends to shareholders from net
 investment income........................    (0.0157)       (0.0291)        (0.0331)        (0.0256)        (0.0198)
                                             --------       --------        --------        --------        --------
Net change in net asset value per share...         --             --          0.0001         (0.0001)        (0.0001)
                                             --------       --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF PERIOD..  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                             ========       ========        ========        ========        ========
Total return..............................       1.58%(d)       2.95%           3.36%           2.59%           2.00%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions)...  $     530       $    472        $    203        $     88        $    124
 Ratio of expenses to average net
   assets.................................       0.50%(c)       0.50%           0.55%           0.55%           0.53%
 Ratio of net investment income to average
   net assets.............................       3.09%(c)       2.92%           3.43%           2.50%           1.98%
 Ratio of expenses to average net
   assets*................................         (b)            (b)           0.55%**           (a)           0.60%
 Ratio of net investment income to average
   net assets*............................         (b)            (b)           3.42%             (a)           1.91%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** During the year ended February 29, 1996 the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                              SIX
                                            MONTHS
                                             ENDED
                                            AUGUST
                                              31,           YEAR ENDED
                                             1997          FEBRUARY 28,
                                           (UNAUDITED)       1997 (A)
                                           ---------       ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD................................   $   1.00          $   1.00
Income from Investment Operations:
  Net investment income.................     0.0142            0.0107
Less dividends to shareholders from net
  investment income.....................    (0.0142)          (0.0107)
                                           --------          --------
Net change in net asset value per
  share.................................         --                --
                                           --------          --------
NET ASSET VALUE PER SHARE, END OF
  PERIOD................................   $   1.00          $   1.00
                                           ========          ========
Total return............................       1.85% (d)         1.09%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)..........................   $     42          $     29
  Ratio of expenses to average net
    assets..............................       0.80% (c)         0.80%(c)
  Ratio of net investment income to
    average net assets..................       2.81% (c)         2.66%(c)
  Ratio of expenses to average net
    assets*.............................         (b )              (b)
  Ratio of net investment income to
    average net assets*.................         (b )              (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from October 2, 1996 (inception date) to February 29, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                 PERIOD
                                                                 ENDED
                                                            AUGUST 31, 1997
                                                             (UNAUDITED)(a)
                                                            ----------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........       $   1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0057
Less dividends to shareholders from net investment
  income.................................................        (0.0057)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................       $   1.00
                                                                ========
Total return.............................................           1.85%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................       $     37
  Ratio of expenses to average net assets................           0.80%(c)
  Ratio of net investment income to average net assets...           2.65%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from June 18, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                       ---------------
                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237
                                                       ---------------



                         [PACIFIC HORIZON FUNDS LOGO]

                      Provident Distributor, Inc., Distributor

     TXM-0015 10/97

                          PACIFIC HORIZON MUTUAL FUNDS
                               SEMI-ANNUAL REPORT
                                AUGUST 31, 1997




                                S SHARES OF THE

                                   PRIME FUND

                             TAX-EXEMPT MONEY FUND

                    CALIFORNIA TAX-EXEMPT MONEY MARKET FUND




                               INVESTING FOR ALL
                             THE TIMES OF YOUR LIFE




                                NOT FDIC INSURED


                         PACIFIC HORIZON MUTUAL FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                    CONTENTS

                      .   ECONOMIC REVIEW FROM THE INVESTMENT
                      .     ADVISER                                2-3
                      .
                      .   TAXABLE MONEY MARKET FUND
                      .
                      .     Portfolio of Investments              4-12
                      .
                      .     Statement of Assets
                      .       and Liabilities                       13
                      .
                      .     Statement of Operations                 14
                      .
                      .     Statements of Changes
                      .       in Net Assets                         15
                      .
                      .     Notes to Financial Statements        16-22
                      .
                      .     Financial Highlights                 23-28
                      .
                      .   TAX-EXEMPT MONEY MARKET FUNDS
                      .
                      .     Portfolios of Investments            29-47
                      .
                      .     Statements of Assets
                      .       and Liabilities                       48
                      .
                      .     Statements of Operations                49
                      .
                      .     Statements of Changes
                      .       in Net Assets                         50
                      .
                      .     Notes to Financial Statements        51-58
                      .
                      .     Financial Highlights                 59-66

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
BANK NOTES -- 3.8%
DOMESTIC -- 3.2%
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 1/9/98)*..............     A1/P1      5.61%     09/09/97   $ 25,000,000   $   24,999,318
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 4/15/98)*.............     A1/P1      5.62%     09/15/97     50,000,000       50,000,000
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 6/26/98)*.............     A1/P1      5.60%     09/26/97     25,000,000       25,000,000
 Bank of New York.................     A1/P1      6.10%     05/22/98     25,000,000       24,981,100
 Huntington National Bank.........     A1/P1      5.94%     08/31/98     50,000,000       49,971,415
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   10/01/97)*.....................     A1/P1      5.52%     09/02/97     25,000,000       24,998,382
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   11/25/97)*.....................     A1/P1      5.52%     09/25/97     50,000,000       49,963,450
                                                                                      --------------
TOTAL DOMESTIC BANK NOTES.........                                                       249,913,665
                                                                                      --------------
FOREIGN -- 0.6%
 Abbey National Treasury Services,
   PLC............................     A1/P1      6.00%     06/17/98     50,000,000       49,997,726
                                                                                      --------------
TOTAL BANK NOTES (AMORTIZED COST
 $299,911,391)....................                                                       299,911,391
                                                                                      --------------
CERTIFICATE OF DEPOSIT -- 18.9%
DOMESTIC -- 5.0%
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   07/21/98)*.....................     A1/P1      5.65%     09/02/97     25,000,000       24,989,321
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   9/30/97)*......................     A1/P1      5.62%     09/02/97     50,000,000       49,997,695
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   10/16/97)*.....................     A1/P1      5.50%     09/03/97     25,000,000       24,997,139
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   12/10/97)*.....................     A1/P1      5.56%     09/03/97     25,000,000       24,996,575
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   07/07/98)*.....................     A1/P1      5.66%     09/03/97     50,000,000       49,971,403
 Crestar Bank.....................     A1/P1      5.49%     09/19/97     25,000,000       25,000,000
 Crestar Bank.....................     A1/P1      5.63%     11/20/97     50,000,000       50,001,644
 Crestar Bank.....................     A1/P1      5.80%     04/08/98     50,000,000       50,000,000
 Crestar Bank.....................     A1/P1      5.86%     07/20/98     50,000,000       49,991,561
 Morgan Guaranty Trust Company....     A1/P1      5.80%     07/28/98     25,000,000       24,991,346
 Morgan Guaranty Trust Company....     A1/P1      5.87%     08/06/98     25,000,000       24,993,337
                                                                                      --------------
TOTAL DOMESTIC....................                                                       399,930,021
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   -----     --------   ------------   --------------
EURO -- 0.9%
 Sumitomo Bank, Ltd., London......     A1/P1      5.76%     10/15/97   $ 50,000,000   $   50,000,602
 Sumitomo Bank, Ltd., London......     A1/P1      5.77%     10/17/97     25,000,000       25,000,315
                                                                                      --------------
TOTAL EURO........................                                                        75,000,917
                                                                                      --------------
YANKEE -- 13.0%
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.85%     01/07/98     25,000,000       24,996,564
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.88%     01/13/98     25,000,000       24,998,244
 Banque National de Paris,
   Chicago........................     A1/P1      5.97%     07/01/98     25,000,000       24,984,140
 Banque National de Paris,
   Chicago........................     A1/P1      5.89%     07/21/98     25,000,000       24,993,240
 Banque National de Paris,
   Chicago........................     A1/P1      5.80%     07/31/98     25,000,000       24,989,085
 Banque National de Paris, New
   York...........................     A1/P1      5.75%     02/26/98     25,000,000       24,994,054
 BHF Bank of Aktiengesellschaft,
   New York, Monthly Variable Rate
   (final maturity 8/13/98)*......     A1/P1      5.56%     09/15/97     50,000,000       49,981,553
 Canadian Imperial Bank of
   Commerce, New York.............     A1/P1      5.87%     08/11/98     25,000,000       24,980,849
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.83%     09/02/97     25,000,000       25,000,007
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.94%     12/16/97     55,500,000       55,511,349
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.94%     12/04/97     50,000,000       50,001,267
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/10/97     50,000,000       50,001,356
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/11/97     50,000,000       50,001,369
 Istituto Bancario San Paolo Di
   Torino, New York...............     A1/P1      5.87%     07/20/98     50,000,000       49,987,345
 Landesbank Hessen-Thuringen
   Girozentrale, New York.........     A1/P1      5.94%     06/19/98     25,000,000       24,988,570
 National Australia Bank, New
   York...........................     A1/P1      5.80%     10/03/97     25,000,000       24,999,843
 National Bank of Canada, New
   York...........................     A1/P1      6.15%     05/15/98     44,000,000       43,984,023
 National Bank of Canada, New
   York...........................     A1/P1      6.14%     06/05/98     25,000,000       24,996,188
 Royal Bank of Canada, New York...     A1/P1      5.58%     12/11/97     25,000,000       24,991,983
 Royal Bank of Canada, New York...     A1/P1      5.65%     03/03/98     80,000,000       79,942,894
 Societe Generale Bank, New York..     A1/P1      5.77%     01/09/98     25,000,000       24,996,590
 Societe Generale Bank, New York..     A1/P1      5.59%     11/14/97     30,000,000       30,001,283
 Societe Generale Bank, New York..     A1/P1      5.73%     10/15/97     15,000,000       15,002,168
 Societe Generale Bank, New York..     A1/P1      5.77%     01/07/98     25,000,000       24,997,481
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 1/15/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,994,305
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 6/16/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,988,571
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 8/25/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,985,793

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   -----     --------   ------------   --------------
YANKEE -- (CONTINUED)
 Societe Generale Bank, New York,
   Quarterly Variable Rate (final
   maturity 12/24/97)*............     A1/P1      5.68%     09/24/97   $ 25,000,000   $   24,994,534
 Sumitomo Bank Ltd., New York.....     A1/P1      5.60%     09/08/97     25,000,000       24,999,846
 Westdeutsche Landes Bank Girozen
   Trole, New York................     A1/P1      5.78%     07/31/98     35,000,000       34,992,741
 Westpac Banking Corp., New
   York...........................     A1/P1      5.83%     01/22/98     25,000,000       24,998,125
 Westpac Banking Corp., New
   York...........................     A1/P1      5.93%     08/12/98     25,000,000       24,990,964
                                                                                      --------------
TOTAL YANKEE......................                                                     1,034,266,324
                                                                                      --------------
TOTAL CERTIFICATE OF DEPOSIT
 (AMORTIZED COST
 $1,509,197,262)..................                                                     1,509,197,262
                                                                                      --------------
COMMERCIAL PAPER -- 31.5%
DOMESTIC -- 26.9%
ASSET BACKED SECURITIES -- 9.3%
 Aesop Funding Corp...............     A1/P1      5.52%     09/19/97     33,300,000       33,208,092
 Aesop Funding Corp...............     A1/P1      5.52%     09/22/97     30,000,000       29,903,400
 Aesop Funding Corp...............     A1/P1      5.55%     10/02/97     40,000,000       39,808,833
 Banc One Funding Corp............     A1/P1      5.53%     10/17/97     37,687,000       37,420,699
 Beta Finance Inc.................     A1/P1      5.53%     09/24/97     50,000,000       49,823,347
 CC USA Inc.......................     A1/P1      5.54%     11/05/97     21,500,000       21,284,940
 CC USA Inc.......................     A1/P1      5.55%     02/02/98     50,000,000       48,812,917
 Corporate Asset Funding
   Company........................     A1/P1      5.52%     10/17/97     50,000,000       49,647,333
 Corporate Asset Funding
   Company........................     A1/P1      5.54%     10/27/97     50,000,000       49,569,111
 Enterprise Funding Corp. (b).....     A1/P1      5.52%     10/14/97     19,400,000       19,272,089
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     25,364,000       25,109,832
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     44,317,000       43,872,907
 Golden Managers Acceptance
   Corp...........................     A1/P1      5.55%     09/19/97     45,000,000       44,875,125
 Gotham Funding Corp.(b)..........     A1/P1      5.70%     12/29/97     25,000,000       24,528,958
 Riverwood Funding Corp...........     A1/P1      5.52%     09/23/97     42,500,000       42,356,633
 Riverwood Funding Corp...........     A1/P1      5.52%     09/26/97     50,000,000       49,808,333
 Sigma Finance Inc................     A1/P1      5.55%     10/14/97     50,000,000       49,668,542
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/04/97     35,000,000       34,655,911
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/05/97     50,000,000       49,500,764
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       743,127,766
                                                                                      --------------
AUTOMOBILES -- 3.5%
 American Honda Finance Corp......     F1/P1      5.54%     10/22/97     30,000,000       29,764,550
 American Honda Finance Corp......     F1/P1      5.55%     11/07/97     40,000,000       39,586,833
 Daimler-Benz North America
   Corp...........................     A1/P1      5.61%     09/08/97     25,000,000       24,972,729
 Daimler-Benz North America
   Corp...........................     A1/P1      5.51%     11/06/97     50,000,000       49,494,917
 Daimler-Benz North America
   Corp...........................     A1/P1      5.52%     12/03/97     33,908,000       33,424,472
 General Motors Acceptance Corp...     P1/D1      5.40%     09/12/97     50,000,000       49,917,500
 General Motors Acceptance Corp...     P1/D1      5.82%     11/05/97     50,000,000       49,474,583
                                                                                      --------------
TOTAL AUTOMOBILES.................                                                       276,635,584
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   -----     --------   ------------   --------------
BANKING -- 3.3%
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   11/7/97)*......................     A1/P1      5.72%     09/02/97   $ 25,000,000   $   25,000,000
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   1/9/98)*.......................     A1/P1      5.74%     09/02/97     50,000,000       50,000,000
 Svenska Handelsbanken, Inc.......     A1/P1      5.52%     12/22/97     49,890,000       49,033,222
 Unifunding, Inc..................     A1/P1      5.52%     10/20/97     36,000,000       35,729,520
 Unifunding, Inc..................     A1/P1      5.55%     11/18/97     50,000,000       49,398,750
 Unifunding, Inc..................     A1/P1      5.56%     12/11/97     50,000,000       49,220,056
                                                                                      --------------
TOTAL BANKING.....................                                                       258,381,548
                                                                                      --------------
BROKERAGE SERVICES -- 3.1%
 Lehman Brothers Holdings, Inc....     A1/F1      5.57%     09/19/97     50,000,000       49,860,750
 Lehman Brothers Holdings, Inc....     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
 Lehman Brothers Holdings, Inc.,
   Weekly Variable Rate (final
   maturity 4/03/98)*.............     A1/F1      5.78%     09/08/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc.........     A1/P1      5.53%     12/12/97     25,000,000       24,608,292
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Smith Barney Holdings, Inc.......     A1/P1      5.52%     10/06/97     50,000,000       49,731,667
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       247,466,716
                                                                                      --------------
CHEMICALS-DIVERSIFIED -- 0.2%
 AKZO Nobel Inc...................     A1/P1      5.62%     10/10/97     20,000,000       19,878,233
                                                                                      --------------
CONGLOMERATES -- 0.3%
 B.A.T. Capital Corp..............     A1/P1      5.62%     09/03/97     25,000,000       24,992,194
                                                                                      --------------
CONSUMER NON-DURABLES -- 1.6%
 Newell Co........................     A1/D1      5.54%     09/29/97     40,000,000       39,827,644
 Newell Co........................     A1/D1      5.55%     10/29/97     50,000,000       49,552,917
 Newell Co........................     A1/D1      5.56%     11/05/97     40,000,000       39,598,444
                                                                                      --------------
TOTAL CONSUMER NON-DURABLES.......                                                       128,979,005
                                                                                      --------------
FINANCE COMPANIES -- 1.7%
 Countrywide Home Loans, Inc......     A1/F1      5.63%     09/02/97     34,000,000       33,994,683
 Countrywide Home Loans, Inc......     A1/F1      5.60%     09/19/97     25,000,000       24,930,000
 Countrywide Home Loans, Inc......     A1/F1      5.52%     10/22/97     50,000,000       49,609,000
 Countrywide Home Loans, Inc......     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       133,229,204
                                                                                      --------------
INSURANCE -- 0.3%
 Marsh & Mclennan Companies,
   Inc............................     A1/P1      5.75%     02/20/98     28,000,000       27,230,778
                                                                                      --------------
PUBLISHING -- 0.6%
 Tribune Company..................     A1/F1      5.55%     10/22/97     20,000,000       19,842,750
 Tribune Company..................     A1/F1      5.65%     12/22/97     25,000,000       24,560,556
                                                                                      --------------
TOTAL PUBLISHING..................                                                        44,403,306
                                                                                      --------------
RELOCATION SERVICES -- 0.7%
 PHH Corporation..................     A1/P1      5.58%     09/19/97     25,000,000       24,930,250
 PHH Corporation..................     A1/P1      5.52%     10/31/97     35,000,000       34,678,000
                                                                                      --------------
TOTAL RELOCATION SERVICES.........                                                        59,608,250
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   -----     --------   ------------   --------------
SOVEREIGN ISSUES -- 0.6%
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     11/05/97   $ 29,500,000   $   29,205,451
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     12/03/97     15,700,000       15,475,712
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                        44,681,163
                                                                                      --------------
UTILITIES -- 1.7%
 Duke Capital Corp................                5.56%     10/06/97     88,955,000       88,473,770
 Edison International.............     A1/P1      5.60%     10/22/97     50,000,000       49,603,333
                                                                                      --------------
TOTAL UTILITIES...................                                                       138,077,103
                                                                                      --------------
TOTAL DOMESTIC COMMERCIAL PAPER...                                                     2,146,690,850
                                                                                      --------------
FOREIGN -- 4.6%
AIR TRANSPORTATION -- 1.0%
 BAA PLC..........................     A1/P1      5.53%     12/03/97     76,410,000       75,318,419
                                                                                      --------------
BUILDING SOCIETY -- 0.9%
 Bradford & Bingley Building
   Society........................     A1/P1      5.62%     12/29/97     50,000,000       49,071,139
 Bradford & Bingley Building
   Society........................     A1/P1      5.56%     02/17/98     25,000,000       24,347,472
                                                                                      --------------
TOTAL BUILDING SOCIETY............                                                        73,418,611
                                                                                      --------------
OIL AND GAS -- 0.5%
 Repsol International Finance.....     A1/P1      4.98%     09/09/97     40,000,000       39,950,222
                                                                                      --------------
SOVEREIGN ISSUES -- 1.6%
 Cades............................     A1/P1      5.39%     10/03/97     50,000,000       49,760,667
 Cades............................     A1/P1      5.41%     10/10/97     25,000,000       24,853,479
 Cades............................     A1/P1      5.44%     11/14/97     50,000,000       49,440,889
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                       124,055,035
                                                                                      --------------
TELECOMMUNICATIONS -- 0.6%
 Alcatel Alsthom, Inc.............     A1/P1      5.60%     12/16/97     50,000,000       49,175,556
                                                                                      --------------
TOTAL FOREIGN COMMERCIAL PAPER....                                                       361,917,843
                                                                                      --------------
TOTAL COMMERCIAL PAPER (AMORTIZED
 COST $2,508,608,693).............                                                     2,508,608,693
                                                                                      --------------
CORPORATE BOND -- 15.3%
ASSET BACKED SECURITIES -- 2.5%
 CC USA, Inc......................     A1/P1      6.18%     05/26/98     20,000,000       20,002,393
 Ciesco, L.P., Monthly Variable
   Rate (final maturity
   2/10/98)*......................     A1/P1      5.57%     09/12/97     75,000,000       74,996,671
Sigma Finance, Inc................     A1/P1      5.92%     03/05/98     50,000,000       49,991,984
Sigma Finance, Inc., Daily
 Variable Rate (final maturity
 7/27/98)*........................     A1/P1      5.68%     09/02/97     50,000,000       49,999,104
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       194,990,152
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   -----     --------   ------------   --------------
AUTOMOBILES -- 2.3%
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/6/98)*..............     F1/P1      5.79%     10/06/97   $ 50,000,000   $   49,994,265
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/9/98)*..............     F1/P1      5.75%     10/09/97     24,000,000       24,001,339
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 7/27/98)*.............     F1/P1      5.72%     10/27/97     45,000,000       45,000,000
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 6/16/98)*.............     F1/P1      5.81%     06/16/98     20,000,000       20,000,000
 Ford Motor Credit Corp...........     A1/P1      7.13%     12/01/97     25,000,000       25,089,658
 General Motors Acceptance Corp.,
   Quarterly Variable Rate (final
   maturity 1/20/98)*.............     F1/D1      5.82%     10/20/97     20,000,000       20,004,971
                                                                                      --------------
TOTAL AUTOMOBILES.................                                                       184,090,233
                                                                                      --------------
BANKING -- 0.6%
 Compagnie Bancaire USA Funding,
   Daily Variable Rate (final
   maturity 5/15/98)*.............     A1/P1      5.79%     09/02/97     50,000,000       49,996,031
                                                                                      --------------
BROKERAGE SERVICES -- 4.5%
 Bear Stearns Companies, Inc.,
   Series B, Daily Variable Rate
   (final maturity 3/17/98)*......     A1/P1      5.70%     09/02/97     75,000,000       75,000,000
 Bear Stearns Companies, Inc.,
   Series B, Monthly Variable Rate
   (final maturity 4/1/98)*.......     A1/P1      5.78%     09/02/97     18,000,000       18,015,439
 C. S. First Boston, Inc., Daily
   Variable Rate (final maturity
   7/21/98)*......................     A1/P1      5.67%     09/02/97     50,000,000       50,000,000
 C. S. First Boston, Inc., Weekly
   Variable Rate (final maturity
   5/15/98)*......................     A1/P1      5.61%     09/03/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   11/20/97)*.....................     A1/P1      5.56%     09/03/97     50,000,000       49,997,874
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   1/29/98)*......................     A1/P1      5.59%     09/03/97     50,000,000       49,995,999
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   3/4/98)*.......................     A1/P1      5.61%     09/03/97     19,000,000       18,985,204
 Merrill Lynch & Co., Inc.,
   Quarterly Variable Rate (final
   maturity 11/13/97)*............     A1/P1      5.68%     11/13/97     50,000,000       49,997,008
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       361,991,524
                                                                                      --------------
CONGLOMERATES -- 0.3%
Philip Morris Co., Inc............     A1/P1      9.00%     05/15/98     22,625,000       23,054,018
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   -----     --------   ------------   --------------
FINANCE COMPANIES -- 2.1%
 Associates Corp., North America..     A1/P1      6.63%     11/15/97   $ 20,000,000   $   20,037,809
 CIT Group Holdings, Inc..........     A1/P1      7.00%     09/30/97     29,700,000       29,728,947
 Dean Witter Discover & Co........     A1/P1      6.00%     03/01/98     15,000,000       15,009,675
 Household Finance Corp., Daily
   Variable Rate (final maturity
   5/28/98)*......................     A1/P1      5.72%     09/02/97     50,000,000       50,000,000
 Household Finance Corp., Monthly
   Variable Rate (final maturity
   9/15/98)*......................     A1/P1      5.70%     09/15/97     50,000,000       50,043,350
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       164,819,781
                                                                                      --------------
LEASING -- 1.8%
 Sanwa Business Credit Corp.,
   Daily Variable Rate (final
   maturity 4/17/98)*.............     P1/D1      5.84%     09/02/97     25,000,000       25,000,000
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 12/08/97)*............     P1/D1      5.80%     09/08/97     30,000,000       30,011,824
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 4/29/98)*.............     P1/D1      5.76%     09/29/97     25,000,000       25,013,500
 Sanwa Business Credit Corp.,
   Quarterly Variable Rate (final
   maturity 2/6/98)*..............     P1/D1      5.72%     11/06/97     25,000,000       24,998,918
USL Capital Corp., Series D,
 Quarterly Variable Rate (final
 maturity 4/22/98)*...............     P1/F1      5.83%     10/22/97     34,000,000       34,022,741
                                                                                      --------------
TOTAL LEASING.....................                                                       139,046,983
                                                                                      --------------
RELOCATION SERVICES -- 0.6%
 PHH Corporation, Monthly Variable
   Rate (final maturity
   6/24/98)*......................     A1/P1      5.63%     09/24/97     50,000,000       50,000,000
                                                                                      --------------
RETAILING -- 0.6%
 Sears Roebuck Acceptance Corp....     P1/F1      5.74%     10/02/97     50,000,000       49,999,569
                                                                                      --------------
TOTAL CORPORATE BOND (AMORTIZED
 COST $1,217,988,291).............                                                     1,217,988,291
                                                                                      --------------
MASTER NOTE -- 7.5%
 Goldman Sachs Group L.P. (final
   maturity 1/16/98)*.............     A1/P1      5.83%     09/02/97    300,000,000      300,000,000
 Morgan Stanley Group, Inc. (final
   maturity 3/24/98)*.............     A1/P1      5.79%     09/02/97    300,000,000      300,000,000
                                                                                      --------------
TOTAL MASTER NOTE (AMORTIZED COST
 $600,000,000)....................                                                       600,000,000
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   -----     --------   ------------   --------------
REPURCHASE AGREEMENTS(C) -- 23.6%
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $50,833,610
 (Collateralized by $50,930,000
 various U.S. Government
 Obligations, 6.15%-7.55%,
 1/27/00 -- 6/10/04, market
 value -- $51,819,652)............                5.60%     09/02/97   $ 50,802,000   $   50,802,000
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $80,049,956
 (Collateralized by $80,725,000
 U.S. Government Obligations,
 6.40%-6.50%, 5/2/01 -- 2/25/02,
 market value -- $81,602,028).....                5.62%     09/02/97     80,000,000       80,000,000
First Chicago Capital Markets,
 Inc., dated 8/29/97, with a
 maturity value of $150,093,833
 (Collateralized by $157,483,000
 various U.S. Government
 Obligations, 0.00% -- 7.89%,
 9/11/97 -- 8/15/03, market
 value -- $153,001,916)...........                5.63%     09/02/97    150,000,000      150,000,000
First National Bank of Chicago,
 dated 8/29/97, with a maturity
 value of $50,031,278
 (Collateralized by $51,390,000
 Federal National Mortgage
 Association Note, 7.02%, 8/28/07,
 market value -- $51,004,575).....                5.63%     09/02/97     50,000,000       50,000,000
Fuju Securities, Inc., dated
 8/29/97, with a maturity value of
 $300,187,000 (Collateralized by
 $318,677,000 various U.S.
 Government Obligations, 0.00% --
 10.35%, 9/4/97 -- 8/15/26, market
 value -- $306,000,902)...........                5.61%     09/02/97    300,000,000      300,000,000
HSBC Securities, Inc., dated
 8/29/97, with a maturity value of
 $350,218,556 (Collateralized by
 $351,407,000 various U.S.
 Government Obligations, 0.00%-
 9.25%, 9/2/97 -- 6/15/07, market
 value -- $357,001,503)...........                5.62%     09/02/97    350,000,000      350,000,000
Lehman Brothers, Inc., dated
 8/29/97, with a maturity value of
 $41,031,969 (Collateralized by
 $69,764,000 U.S. Treasury Notes,
 0.00%, 8/15/03 -- 11/15/08,
 market value -- $41,828,863).....                5.48%     09/02/97     41,007,000       41,007,000

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  -----------   -----     --------   ------------   --------------
REPURCHASE AGREEMENTS(C) -- (CONTINUED)
Merrill Lynch Securities, dated
 8/29/97, with a maturity value of
 $100,062,444 (Collateralized by
 $115,399,948 Federal National
 Mortgage Association Notes,
 5.50% -- 9.00%, 3/1/03 -- 9/1/26,
 market value -- $102,002,243)....                5.62%     09/02/97   $100,000,000   $  100,000,000
NationsBanc, Inc., dated 8/29/97,
 with a maturity value of
 $230,143,750 (Collateralized by
 $233,746,164 various U.S.
 Government Obligations, 0.00% --
 9.50%, 9/2/97 -- 8/1/27, market
 value -- $234,600,486)...........                5.63%     09/02/97    230,000,000      230,000,000
Nomura Securities, Inc., dated
 8/29/97, with a maturity value of
 $200,124,667 (Collateralized by
 $265,004,426 Government National
 Mortgage Association Notes,
 6.00% -- 10.00%,
 1/1/00 -- 8/20/27, market
 value -- $204,000,000)...........                5.61%     09/02/97    200,000,000      200,000,000
Prudential Securities, Inc., dated
 8/29/97, with a maturity value of
 $250,155,556 (Collateralized by
 $324,844,908 various U.S.
 Government Obligations, 0.00%-
 10.00%, 1/15/98 -- 8/1/27, market
 value -- $255,000,250)...........                5.60%     09/02/97    250,000,000      250,000,000
Smith Barney, Inc., dated 8/29/97,
 with a maturity value of
 $80,049,778 (Collateralized by
 $117,897,650 various U.S.
 Government Obligations,0.00% --
 8.00%, 7/15/08 -- 2/1/27, market
 value -- $81,600,397)............                5.60%     09/02/97     80,000,000       80,000,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENT
 (AMORTIZED COST
 $1,881,809,000)..................                                                     1,881,809,000
                                                                                      --------------
TOTAL INVESTMENTS -- 100.6%
 (AMORTIZED COST
 $8,017,514,637)(A)...............                                                     8,017,514,637
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.6%).................                                                       (45,980,584)
                                                                                      --------------
NET ASSETS -- 100.0%..............                                                    $7,971,534,053
                                                                                      ==============

---------

Percentages indicated are based on net assets of $7,971,534,053.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
(b) Private placement security.
(c) The range of coupon rates and maturity dates are shown.
PLC -- Public Liability Company.
N.R.S.R.O. Nationally Recognized Statistical Ratings Organization. Rating
           agencies that are included within the N.R.S.R.O. category are: S&P, Moody's, Fitch Investors Services, Duff & Phelps, IBCA, and Thomsons Bank Watch.
A1   -- Highest rating assigned by S&P and IBCA.
P1   -- Highest rating assigned by Moody's.
F1   -- Highest rating assigned by Fitch Investors.
D1   -- Highest rating assigned by Duff.
TBW1 -- Highest rating assigned by Thomsons Bank Watch.
Note: S&P and Moody's ratings have been used, unless another service has assigned the security a higher rating.
* Variable rate security. Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value (amortized cost $6,135,705,637)....................   $6,135,705,637
Repurchase agreements (cost $1,881,809,000)............................................    1,881,809,000
Cash...................................................................................           26,337
Interest Receivable....................................................................       41,624,568
Receivable for capital shares sold.....................................................      184,015,784
Receivable for investment securities sold..............................................    2,083,305,000
Prepaid expenses.......................................................................        1,290,198
                                                                                          --------------
    Total Assets.......................................................................   10,327,776,524
                                                                                          --------------
LIABILITIES:
Dividends payable......................................................................       35,043,189
Payable for investment securities purchased............................................    1,981,823,530
Payable for capital shares redeemed....................................................      335,925,601
Investment advisory fees payable.......................................................          602,283
Administration fees payable............................................................          660,579
Special management fees payable (Pacific Horizon Shares)...............................          617,556
Shareholder service fees payable (Horizon Service Shares)..............................          661,706
Shareholder service fees payable (S Shares)............................................           27,167
Shareholder service fees payable (X Shares)............................................           98,980
Shareholder service fees payable (Y Shares)............................................            3,830
12b-1 fees payable (X Shares)..........................................................          100,240
12b-1 fees payable (Y Shares)..........................................................           11,489
Custodian and fund accounting fees payable.............................................          146,903
Transfer agent fees payable............................................................           27,764
Other accrued expenses.................................................................          491,654
                                                                                          --------------
    Total Liabilities..................................................................    2,356,242,471
                                                                                          --------------
NET ASSETS.............................................................................   $7,971,534,053
                                                                                          ==============
Net Assets:
Pacific Horizon Shares.................................................................   $2,257,973,852
Horizon Shares.........................................................................    2,021,874,087
Horizon Service Shares.................................................................    3,129,562,849
S Shares...............................................................................      118,539,347
Y Shares...............................................................................       36,737,587
X Shares...............................................................................      406,846,331
                                                                                          --------------
    Total..............................................................................   $7,971,534,053
                                                                                          ==============
Shares Outstanding ($0.001 par value, 120 billion):
   Pacific Horizon Shares..............................................................    2,258,185,450
   Horizon Shares......................................................................    2,022,168,081
   Horizon Service Shares..............................................................    3,129,427,668
   S Shares............................................................................      118,538,233
   Y Shares............................................................................       36,737,583
   X Shares............................................................................      406,811,237
                                                                                          --------------
    Total..............................................................................    7,971,868,252
                                                                                          ==============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE........................            $1.00
                                                                                                     ===
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.........................................................   $    7,971,868
Additional paid-in capital.............................................................    7,963,495,319
Accumulated undistributed net investment income........................................        3,514,158
Accumulated net realized losses on investment transactions.............................       (3,447,292)
                                                                                          --------------
NET ASSETS, AUGUST 31, 1997............................................................   $7,971,534,053
                                                                                          ==============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest.............................................................  $209,184,808
                                                                         ------------
EXPENSES:
  Investment advisory fees.............................................     3,360,652
  Administration fees..................................................     3,679,805
  Special management fees (Pacific Horizon Shares).....................     3,625,502
  Shareholder service fees (Horizon Service Shares)....................     3,857,672
  Shareholder service fees (S Shares)..................................        53,805
  Shareholder service fees (X Shares)..................................       375,826
  Shareholder service fees (Y Shares)..................................         3,907
  12b-1 fees (S Shares)................................................        16,388
  12b-1 fees (X Shares)................................................       450,991
  12b-1 fees (Y Shares)................................................        11,722
  Custodian and fund accounting fees...................................       380,182
  Transfer Agent fees..................................................       162,342
  Legal fees...........................................................       295,692
  Other expenses.......................................................       683,860
                                                                         ------------
        Total Expenses.................................................    16,958,346
  Less: Fee waivers....................................................            --
Expenses paid by third parties.........................................            --
                                                                         ------------
Total Net Expenses.....................................................    16,958,346
                                                                         ------------
NET INVESTMENT INCOME..................................................   192,226,462
                                                                         ------------
NET REALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions........................        22,846
                                                                         ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $192,249,308
                                                                         ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                              ENDED
                                                                            AUGUST 31,            YEAR ENDED
                                                                               1997              FEBRUARY 28,
                                                                           (UNAUDITED)               1997
                                                                         ----------------      ----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.................................................  $    192,226,462      $    313,627,480
 Net realized gains on investment transactions.........................            22,846               172,885
                                                                         ----------------      ----------------
 Change in net assets resulting from operations........................       192,249,308           313,800,365
                                                                         ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares................................................       (57,653,267)         (110,595,534)
 Horizon Shares........................................................       (46,310,824)          (79,709,197)
 Horizon Service Shares................................................       (79,626,947)         (119,808,778)
 S Shares..............................................................          (629,524)(b)                --
 Y Shares..............................................................           (70,391)(c)                --
 X Shares..............................................................        (7,329,789)           (2,322,836)(a)
                                                                         ----------------      ----------------
Change in net assets from shareholder distributions....................      (191,620,742)         (312,436,345)
                                                                         ----------------      ----------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued...........................................    24,957,660,701        42,442,585,809
 Dividends reinvested..................................................        89,864,407           177,262,119
 Cost of shares redeemed...............................................   (24,227,328,843)      (40,881,572,699)
                                                                         ----------------      ----------------
Change in net assets from capital share transactions...................       820,196,265         1,738,275,229
                                                                         ----------------      ----------------
Change in net assets...................................................       820,824,831         1,739,639,249
NET ASSETS
 Beginning of Period...................................................     7,150,709,222         5,411,069,973
                                                                         ----------------      ----------------
 End of Period.........................................................  $  7,971,534,053      $  7,150,709,222
                                                                         ================      ================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from April 7, 1997 (inception date) to August 31, 1997.

(c) Period from July 10, 1997 (inception date) to August 31, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. On August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Prime Fund (the "Prime Fund").

    The Prime Fund issues six classes of shares (Pacific Horizon Shares, Horizon Shares, Horizon Services Shares, effective July 22, 1996, X Shares, S Shares effective April 7, 1997 and effective July 10, 1997, Y Shares). Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X, S and Y Shares each have a Distribution and Services Plan.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Fund's administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Fund, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Fund's prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Fund. The Fund bears all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the Fund.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Fund's transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Prime Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Prime Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of the fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

REPURCHASE AGREEMENT:

    The Prime Fund's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Prime Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Prime Fund's net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Prime Fund on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                ACCUMULATED
               UNDISTRIBUTED   ACCUMULATED
                    NET        NET REALIZED
                INVESTMENT     GAIN/(LOSS)
                  INCOME      ON INVESTMENTS
               -------------  --------------
Prime Fund       $   2,742       $182,342

FEDERAL INCOME TAXES:

    It is the Prime Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Prime Fund had the following capital loss carryovers:

                        CAPITAL
                          LOSS     EXPIRATION
         FUND          CARRYOVER      DATE
---------------------- ----------  ----------
Prime Fund             $ 744,962      2002
                       2,725,176      2003
                       ----------
                       $3,470,138
                       ==========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. Addition-ally, during the year, the Prime Fund utilized $172,885 of its available capital loss carryover to offset realized capital gains for Federal income tax purposes.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Prime Fund has an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Fund had an Administration Agreement with BISYS. Bank of America is entitled to a fee from the Prime Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS was entitled to a fee from the Prime Fund which is accrued daily and payable monthly, at an annual rate of 0.10% of the Fund's first $7 billion of net assets, plus 0.09% of the Fund's next $3 billion of net assets, plus 0.08% of the Fund's net assets in excess of $10 billion.

    The Prime Fund has entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of the Prime Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Prime Fund has adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Prime Fund of a fee at an annual rate 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service organizations include BISYS, Bank of America and its affiliates. For the six months ended August 31, 1997, the Prime Fund was advised that BISYS, Bank of America and their affiliates earned the following amounts pursuant to the Services Agreement and Services Plan:

             BANK OF
             AMERICA
               AND
           AFFILIATES                BISYS
       -------------------    -------------------
           $3,346,248               $22,110

    The Prime Fund has also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Prime Fund of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares, which are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and their affiliates. For the six months ended August 31, 1997, the Prime Fund was advised that BISYS, Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
                       ----------
                       $3,166,103

    The Prime Fund has adopted the Distribution and Services Plan under which the Prime Fund pays the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of the Prime Fund's X Shares. For the six months ended August 31, 1997, the Prime Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
                       ----------
                        $374,472

    The Prime Fund has adopted the Distribution and Services Plan under which the Prime Fund pays the Distributor and Service Organization for the provision of support service with respect to the beneficial owners of Y shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%; respectively, of the average daily net assets of the Prime Fund's Y shares. For the period from July 10, 1997(date of inception) to August 31, 1997, the Prime Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
                       ----------
                         $3,907

    The Prime Fund has adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organization for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Prime Fund's S shares. For the period from April 7, 1997(date of inception) to August 31, 1997 the Fund was advised that Bank of America and its affiliates earned $31,874 pursuant to the Distribution and Services Plan.

    BISYS Ohio served the Prime Fund as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $162,342, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Prime Fund incurred legal charges totaling $295,692, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the Director participates in all or part of a Board or Committee meeting and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a Director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. A Director who dies or resigns after nine years of service as a Director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $15,064, for the Prime Fund, for the six months ended August 31, 1997.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Prime Fund (at $1.00 per share) for the periods indicated are summarized below:

                                                            PRIME FUND
                                             -----------------------------------------
                                             SIX MONTHS ENDED
                                              AUGUST 31, 1997           YEAR ENDED
                                                (UNAUDITED)         FEBRUARY 28, 1997
                                             -----------------      ------------------
Pacific Horizon Shares
  Issued..................................      1,421,450,092           4,320,031,345
  Reinvest................................         44,139,878              99,202,915
  Redeemed................................     (1,500,161,348)         (4,326,928,364)
                                                -------------           -------------
Net increase/ (decrease)..................        (34,571,378)             92,305,896
                                                =============           =============
Horizon Shares
  Issued..................................      9,219,317,384          15,114,015,999
  Reinvest................................         13,412,109              25,723,399
  Redeemed................................     (8,920,510,978)        (15,081,065,299)
                                                -------------           -------------
Net increase/ (decrease)..................        312,218,515              58,674,099
                                                =============           =============
Horizon Service Shares
  Issued..................................     13,634,158,320          22,771,276,975
    Reinvest..............................         26,468,915              50,011,411
    Redeemed..............................    (13,476,384,289)        (21,437,775,542)
                                                -------------           -------------
Net increase/
  (decrease)..............................        184,242,946           1,383,512,844
                                                =============           =============
X Shares
  Issued..................................        518,517,302             237,259,971
  Reinvest................................          5,573,041               2,324,394
  Redeemed................................       (321,059,977)            (35,803,494)
                                                -------------           -------------
Net increase..............................        203,030,366             203,780,871(a)
                                                =============           =============
S Shares
  Issued..................................        122,180,115                      --
  Reinvest................................            270,464                      --
  Redeemed................................         (3,912,346)                     --
                                                -------------           -------------
Net increase..............................        118,538,233(b)                   --
                                                =============           =============
Y Shares
  Issued..................................         42,037,008                      --
  Reinvest................................                 --                      --
  Redeemed................................         (5,299,425)                     --
                                                -------------           -------------
Net increase..............................         36,737,583(c)                   --
                                                =============           =============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from April 7, 1997 (inception date) to August 31, 1997.

(c) Period from July 10, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............     $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Income from Investment Operations:
 Net investment income.............      0.0258        0.0492        0.0539        0.0424        0.0287        0.0340
 Net realized gains/(losses) on
   investment transactions.........          --            --        0.0004       (0.0227)      (0.0016)           --
                                         ------        ------        ------        ------        ------        ------
Total income from investment
 operations........................      0.0258        0.0492        0.0543        0.0197        0.0271        0.0340
Less dividends to shareholders from
 net investment income.............     (0.0257)      (0.0490)      (0.0539)      (0.0422)      (0.0287)      (0.0341)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................          --            --            --        0.0233            --            --
                                         ------        ------        ------        ------        ------        ------
Net change in net asset value per
 share.............................      0.0001        0.0002        0.0004        0.0008       (0.0016)      (0.0001)
                                         ------        ------        ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................     $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         ======        ======        ======        ======        ======        ======
Total return.......................        2.59%(d)       5.01%        5.53%         4.30%+        2.91%         3.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (millions)........................     $ 2,258      $  2,292      $  2,200      $  1,129      $  1,216      $    992
Ratio of expenses to average net
 assets............................        0.55%(c)       0.55%        0.55%         0.51%         0.52%         0.55%
Ratio of net investment income to
 average net assets................        5.11%(c)       4.92%        5.37%         4.19%         2.86%         3.42%
Ratio of expenses to average net
 assets*...........................          (b)           (b)         0.56%         0.56%         0.53%           (a)
Ratio of net investment income to
 average net assets*...............          (b)           (b)         5.36%         4.14%         2.85%           (a)

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

+ Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a)  There were no fee waivers or expense reimbursements during the period.

(b)  Fees paid by third parties had no effect on the ratios.

(c)  Annualized.

(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0273       0.0524        0.0571        0.0461        0.0319        0.0372
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0004       (0.0232)      (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0273       0.0524        0.0575        0.0229        0.0303        0.0372
Less dividends to shareholders from
 net investment income.............      (0.0273)     (0.0522)      (0.0571)      (0.0454)      (0.0319)      (0.0372)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................           --           --            --        0.0233            --            --
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................           --       0.0002        0.0004        0.0008       (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.76%(d)       5.34%       5.86%         4.63%+        3.24%         3.78%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   2,022     $  1,710      $  1,651      $    662      $  3,840      $ 10,301
 Ratio of expenses to average net
   assets..........................         0.23%(c)       0.23%       0.23%         0.16%         0.20%         0.23%
 Ratio of net investment income to
   average net assets..............         5.43%(c)       5.24%       5.69%         4.11%         3.19%         3.59%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.24%         0.23%         0.21%           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.68%         4.04%         3.18%           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0261       0.0499        0.0546        0.0431        0.0294        0.0345
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0004       (0.0227)      (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0261       0.0499        0.0550        0.0204        0.0278        0.0345
Less dividends to shareholders from
 net
investment income..................      (0.0260)     (0.0497)      (0.0546)      (0.0429)      (0.0294)      (0.0347)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................           --           --            --        0.0233            --            --
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................       0.0001       0.0002        0.0004        0.0008       (0.0016)      (0.0002)
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.63%(d)       5.08%       5.60%         4.37%+        2.98%         3.53%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   3,130     $  2,945      $  1,561      $    864      $    839      $    793
 Ratio of expenses to average net
   assets..........................         0.48%(c)       0.48%       0.48%         0.44%         0.45%         0.48%
 Ratio of net investment income to
   average net assets..............         5.18%(c)       5.00%       5.44%         4.31%         2.94%         3.49%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.49%         0.48%         0.46%           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.43%         4.27%         2.93%           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(a)
                                                        -----------    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......    $    1.00       $   1.00
Income from Investment Operations:
  Net investment income..............................       0.0245         0.0282
  Net realized gains/(losses) on investment
    transactions.....................................           --             --
                                                          --------       --------
Total income from investment operations..............       0.0245         0.0282
Less dividends to shareholders from net investment
  income.............................................      (0.0245)       (0.0281)
                                                          --------       --------
Net change in net asset value per share..............           --         0.0001
                                                          --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD.............    $    1.00       $   1.00
                                                          ========       ========
Total return.........................................         2.48%(d)       2.84%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).............    $     407       $    204
  Ratio of expenses to average net assets............         0.78%(c)       0.78%(c)
  Ratio of net investment income to average net
    assets...........................................         4.90%(c)       4.73%(c)
  Ratio of expenses to average net assets*...........          (b)            (b)
  Ratio of net investment income to average net
    assets*..........................................          (b)            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0197
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0197
Less dividends to shareholders from net investment
  income.................................................        (0.0197)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $     119
  Ratio of expenses to average net assets................           0.78%(c)
  Ratio of net investment income to average net assets...           4.94%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from April 7, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0065
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0065
Less dividends to shareholders from net investment
  income.................................................        (0.0065)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $      37
  Ratio of expenses to average net assets................           1.23%(c)
  Ratio of net investment income to average net assets...           4.50%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 10, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ---------- ----------   ---------    ---------    -----------    ------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 104.2%
ALABAMA -- 0.8%
 Mobile, Port City Medical Clinic
   (LOC -- Rabobank Nederland)... VMIG1/Aaa   A1+/AAA         3.70%     10/16/97    $ 4,900,000    $  4,900,000
                                                                                                   ------------
ALASKA -- 0.4%
 Valdez Term Revenue, Arco,
   Series 94A....................  VMIG1/A2     A1/A          3.65%     10/24/97      2,400,000       2,400,000
                                                                                                   ------------
ARIZONA -- 2.8%
 Apache County Industrial
   Development, Tucson Electric
   Power (LOC -- Chase Manhattan
   Bank) (final maturity
   6/15/20)*.....................  VMIG1/A2    A1/A+          3.35%     09/03/97      7,800,000       7,800,000
 Apache County Industrial
   Development, Tuscon Electric
   Power,Series 83-A (LOC --
   Barclays Bank)(final maturity
   12/15/18)*....................  VMIG1/AA    A1+/AA         3.35%     09/03/97     10,500,000      10,500,000
                                                                                                   ------------
                                                                                                     18,300,000
                                                                                                   ------------
ARKANSAS -- 1.7%
 Arkansas State Development
   Authority (final maturity
   1/1/19)*......................   NR/NR     A1+/AAA         3.95%     09/03/97     10,860,000      10,860,000
                                                                                                   ------------
CALIFORNIA -- 5.7%
 California Statewide Community
   Development, Series A2 (final
   maturity 5/15/25)*............   NR/NR     A1+/AAA         3.05%     09/03/97     15,800,000      15,800,000
 California Health Facilities
   Financing Authority, Series B
   (LOC -- Morgan Guaranty Trust)
   (final maturity 3/1/20)*...... VMIG1/Aa1   A1+/AAA         3.40%     09/02/97      5,400,000       5,400,000
 Los Angeles County Public Works,
   Series A (MBIA insured).......   AAA/NR     AAA/NR         4.50%     09/01/97      4,600,000       4,600,000
 Newport Beach, Hoag Memorial
   Presbyterian Hospital, (final
   maturity 10/1/22)*............  VMIG1/A1    A1+/AA         3.40%     09/02/97      7,100,000       7,100,000
 Redlands Certificates of
   Participation (FGIC insured)
   (final maturity 9/1/17)*...... VMIG1/AAA   A1+/AAA         3.05%     09/03/97        105,000         105,000
 Rocklin Unified School District
   (FGIC insured)................   NR/NR     SP1+/NR         4.45%     09/04/97      3,700,000       3,700,152
                                                                                                   ------------
                                                                                                     36,705,152
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   -------    --------      ---------     -----------
COLORADO -- 3.4%
 Colorado Health Facilities
   Authority, Sisters of Charity
   Health Care System (LOC --
   Toronto Dominion) (final
   maturity 5/15/25)*............ VMIG1/Aa2    A1+/AA         3.35%     09/04/97    $ 1,700,000    $  1,700,000
 Colorado State Tax & Revenue
   Anticipation Notes, Series A..   NR/NR     SP1+/NR         4.50%     06/26/98     20,000,000      20,102,147
                                                                                                   ------------
                                                                                                     21,802,147
                                                                                                   ------------
DELAWARE -- 0.6%
 Delaware Economic Development
   (final maturity 12/1/15)*..... VMIG1/Aaa   A1+/AAA         3.40%     09/03/97      4,000,000       4,000,000
                                                                                                   ------------
DISTRICT OF COLUMBIA -- 5.0%
 District of Columbia, Series A2
   (LOC -- Canadian Imperial
   Bank) (final maturity
   10/1/07)*..................... VMIG1/Aa3   A1+/AA-         3.80%     09/02/97     13,300,000      13,300,000
 District of Columbia, Series A3
   (LOC -- Societe Generale)
   (final maturity 10/1/07)*..... VMIG1/Aa3   A1+/AA+         3.80%     09/02/97     11,000,000      11,000,000
 District of Columbia, Series A5
   (LOC -- Bank of Nova Scotia)
   (final maturity 10/1/07)*..... VMIG1/Aa3   A1+/AA-         3.80%     09/02/97      7,800,000       7,800,000
                                                                                                   ------------
                                                                                                     32,100,000
                                                                                                   ------------
FLORIDA -- 10.8%
 Florida Board of Education
   (final maturity 6/1/23)*......   NR/Aa      A1+/AA         3.70%     12/01/97      9,900,000       9,900,000
 Jacksonville Hospital, Baptist
   Medical Center (LOC -- First
   Union National Bank) (final
   maturity 6/1/09)*.............  VMIG1/NR    A1/A+          3.35%     09/04/97      7,000,000       7,000,000
 Jacksonville Electric
   Authority.....................   P1/NR      A1+/NR         3.60%     10/16/97      5,000,000       5,000,000
 Jacksonville Pollution Control,
   Florida Power & Light.........  VMIG1/A2     A1/A          3.80%     10/23/97      3,000,000       3,000,000
 Jacksonville Pollution Control,
   Florida Power & Light.........  VMIG1/A2     A1/A          3.70%     10/28/97      4,800,000       4,800,000
 Lakeland Electric & Water
   Revenue (FGIC insured)........   AAA/NR     AAA/NR         5.25%     10/01/97      5,140,000       5,146,321
 Lucie County, Florida Power &
   Light......................... VMIG1/Aa3    A1+/AA         3.80%     10/22/97      9,850,000       9,850,000
 Miami Health Facilities, Cedars
   Medical Center, Series A
   (final maturity 10/1/17)*.....   NR/NR      NR/NR          8.38%     10/01/97      1,000,000       1,005,690
 Pasco County School Board (AMBAC
   insured) (final maturity
   8/1/26)*...................... VMIG1/AAA   A1+/AAA         3.30%     09/04/97      7,000,000       7,000,000
 Pinellas County Multi-Family
   Housing, Foxbridge Apartments,
   Series A (final maturity
   6/15/25)*.....................   NR/NR     A1+/AAA         3.35%     09/03/97      5,000,000       5,000,000
 Sarasota County, Hospital
   District (Sarasota Hospital)
   (LOC -- Suntrust bank)........   P1/Aa3    A1-/AA-         3.80%     11/18/97      5,000,000       5,000,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------  --------    --------      ---------     ------------
FLORIDA -- (CONTINUED)
 Sunshine State (LOC -- National
   Westminster-Morgan Guaranty
   Trust)........................ VMIG1/Aa2    NR/NR          3.60%     10/16/97    $ 7,500,000    $  7,500,000
                                                                                                   ------------
                                                                                                     70,202,011
                                                                                                   ------------
GEORGIA -- 2.4%
 Burke County Development
   Authority Pollution Control,
   Oglethorpe Power Corp., Series
   A (FGIC insured) (final
   maturity 1/1/19)*............. VMIG1/AAA   A1+/AAA         3.25%     09/03/97      3,000,000       3,000,000
 Georgia Municipal Gas Authority
   (LOC -- Morgan Guaranty Trust)
   (final maturity 11/1/06)*.....   NR/NR      A1+/AA         3.30%     09/03/97      7,800,000       7,800,000
 Roswell Housing Authority (final
   maturity 8/1/30)*.............   NR/NR     A1+/AAA         3.35%     09/03/97      5,000,000       5,000,000
                                                                                                   ------------
                                                                                                     15,800,000
                                                                                                   ------------
IDAHO -- 0.9%
 Idaho State Tax Anticipation
   Notes.........................  MIG1/NR    SP1+/NR         4.63%     06/30/98      6,000,000       6,035,593
                                                                                                   ------------
ILLINOIS -- 9.2%
 Chicago Tender Notes (LOC --
   Morgan Guaranty Trust) (final
   maturity 1/31/99)**........... MIG1/VMIG1  A1+/Spl+        3.65%     02/05/98     15,000,000      15,000,000
 Franklin Park (final maturity
   7/1/22)* (AMBAC insured)......   NR/NR     A1+/AAA         3.40%     09/04/97      7,055,000       7,055,000
 Illinois Health Facilities,
   Elmhurst Memorial Hospital,
   Series B (LOC -- Rabobank)
   (final maturity 1/1/20)*......  VMIG1/A1    NR/NR          3.70%     09/02/97     15,285,000      15,285,000
 Illinois Health Facilities,
   Resurrection Health Care
   (final maturity 5/1/11)*......  VMIG1/A2    NR/NR          3.60%     09/02/97     17,000,000      17,000,000
 Illinois Health Facilities,
   Franciscan Sisters Health
   (final maturity 1/1/18)*......  VMIG1/A2    NR/NR          3.70%     09/02/97      4,950,000       4,950,000
                                                                                                   ------------
                                                                                                     59,290,000
                                                                                                   ------------
INDIANA -- 1.2%
 Jasper County Pollution Control
   Revenue.......................  VMIG1/A2     A1/A          3.80%     10/15/97      8,000,000       8,000,000
                                                                                                   ------------
IOWA -- 0.7%
 Iowa Higher Education Loan
   Authority, Private College
   (MBIA insured) (final maturity
   12/1/15)*..................... VMIG1/Aaa   A1+/AAA         3.35%     09/03/97      4,700,000       4,700,000
                                                                                                   ------------
KANSAS -- 0.4%
 Wamego Pollution Control
   (LOC -- Credit Suisse-First
   Boston) (final maturity
   3/1/26)*......................   P1/Aa3     A1+/AA         3.35%     09/03/97      2,600,000       2,600,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------  --------    --------      ---------     ------------
KENTUCKY -- 2.4%
 Kentucky Asset/Liability Tax &
   Revenue Anticipation Notes,
   Series A......................  MIG1/NR    SP1+/NR         4.50%     06/25/98    $10,000,000    $ 10,050,914
 Kentucky Economic Development,
   Sisters of Charity (final
   maturity 11/1/20)*............  VMIG1/A1    A1/A+          3.65%     09/02/97      5,600,000       5,600,000
                                                                                                   ------------
                                                                                                     15,650,914
                                                                                                   ------------
LOUISIANA -- 3.3%
 Ascension Parish, Borden Inc.
   Project (LOC -- Credit Suisse)
   (final maturity 12/1/09)*..... VMIG1/Aa2    A1+/AA         3.30%     09/03/97      5,500,000       5,500,000
 Louisiana State General
   Obligation Bonds, Tax Exempt
   Eagle Trust, Series 1994
   (AMBAC insured) (final
   maturity 5/1/09)*.............   NR/NR      A1/AA          3.46%     09/04/97     11,600,000      11,600,000
 Plaquemines Port Harbor & Term
   District, Chevron Pipe Line
   Company (final maturity
   9/1/08)*......................   P1/Aa3     AA/NR          4.05%     03/01/98      4,000,000       4,000,000
                                                                                                   ------------
                                                                                                     21,100,000
                                                                                                   ------------
MARYLAND -- 0.3%
 Baltimore Industrial Development
   (LOC -- Wachovia Bank) (final
   maturity 12/1/16)*............   P1/Aa2     NR/NR          3.40%     09/04/97      1,715,000       1,715,000
                                                                                                   ------------
MASSACHUSETTS -- 0.5%
 Massachusetts Health and
   Education Authority, Capital
   Assets, Series D (MBIA
   insured) (final maturity
   1/1/35)*...................... VMIG1/AAA   A1+/AAA         3.65%     09/02/97      3,000,000       3,000,000
                                                                                                   ------------
MICHIGAN -- 2.1%
 Farmington Hills Hospital
   Finance Authority, Botsford
   General Hospital, Series B
   (MBIA insured) (final maturity
   2/15/16)*..................... VMIG1/Aaa    A1/AAA         3.65%     09/02/97      3,800,000       3,800,000
 Michigan Municipal Bond
   Authority, Series 97-B........   NR/NR     NR/SP1+         4.50%     07/02/98     10,000,000      10,056,136
                                                                                                   ------------
                                                                                                     13,856,136
                                                                                                   ------------
MINNESOTA -- 1.3%
 Cohasset Revenue, Minnesota
   Power & Light Co. (LOC -- ABN
   AMRO Bank N.V.) (final
   maturity 6/1/13)*.............   NR/NR     A1+/AA+         3.70%     09/01/97      1,000,000       1,000,000
 Duluth Tax Increment Revenue,
   Lake Superior Paper (LOC --
   Wachovia Bank) (final maturity
   9/1/10)*......................  MIG1/Aa2   A1+/AA+         3.35%     09/04/97      4,100,000       4,100,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------  --------    --------      ---------     ------------
MINNESOTA -- (CONTINUED)
 St. Cloud Health Care Facilities
   (final maturity 7/1/27)*
   (LOC -- Rabobank Nederland)...   P1/Aaa    A1+/AAA         3.40%     09/04/97    $ 3,000,000    $  3,000,000
                                                                                                   ------------
                                                                                                      8,100,000
                                                                                                   ------------
MISSOURI -- 2.4%
 Columbia Water & Electric,
   Series B (LOC -- Toronto
   Dominion Bank) (final maturity
   12/1/15)*..................... VMIG1/Aa2    A1+/AA         3.30%     09/03/97      1,400,000       1,400,000
 Missouri Health & Education, The
   Washington University Project,
   Series 96A (final maturity
   9/1/30)*...................... VMIG1/Aa1    A1+/AA         3.75%     09/02/97      2,300,000       2,300,000
 Missouri State Health &
   Educational Authority, Series
   B (MBIA insured) (final
   maturity 6/1/22)*.............   NR/AAA    A1+/AAA         3.35%     09/03/97      2,000,000       2,000,000
 Missouri State Infrastructure
   Facilities, Midtown
   Redevelopment Project
   (LOC -- Dai-Ichi Kangyo, Los
   Angeles) (final maturity
   12/1/18)*.....................  VMIG1/A1    NR/NR          3.60%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     15,700,000
                                                                                                   ------------
NEBRASKA -- 0.5%
 Nebraska Educational Facilities
   (FGIC insured) (final maturity
   12/1/00)*..................... VMIG1/AAA    A1/AAA         3.30%     09/03/97      3,435,000       3,435,000
                                                                                                   ------------
NEW MEXICO -- 1.4%
 Albuquerque Gross Receipts,
   Lodgers Tax Revenue (LOC --
   Canadian Imperial Bank) (final
   maturity 7/1/22)*............. Aa3/VMIG1    AA/A1+         3.30%     09/03/97      1,200,000       1,200,000
 New Mexico State Highway
   Commission (FSA insured)
   (final maturity 6/15/11)*..... VMIG1/Aaa   A1+/AAA         3.30%     09/03/97      8,000,000       8,000,000
                                                                                                   ------------
                                                                                                      9,200,000
                                                                                                   ------------
NEW YORK -- 4.6%
 New York City Water & Sewer
   Systems (final maturity
   6/15/23)*.....................   NR/NR     A1+/AAA         3.45%     09/03/97     10,000,000      10,000,000
 New York State Transportation
   Authority (final maturity
   4/1/10)*...................... VMIG1/AAA    NR/NR          3.40%     09/03/97      9,900,000       9,900,000
 New York State Energy Research &
   Development, Pollution
   Control, New York State
   Electric & Gas Corp.
   (LOC -- Morgan Guaranty)
   (final maturity 6/1/29)*...... VMIG1/Aa1   A1+/AAA         3.65%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     29,900,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------  --------    --------      ---------     ------------
NORTH CAROLINA -- 7.8%
 Charlotte Airport Revenue,
   Series 93A (MBIA insured)
   (final maturity 7/1/16)*...... VMIG1/Aaa   A1+/AAA         3.25%     01/01/98    $10,280,000    $ 10,280,000
 Lenoir County Hospital Revenue,
   Lenoir Memorial Hospital
   (LOC -- Wachovia Bank) (final
   maturity 10/1/12)*............ VMIG1/AA2    NR/NR          3.40%     09/04/97      3,400,000       3,400,000
 North Carolina Easton Municipal
   Power (LOC -- Canadian
   Imperial Bank of Commerce)....   P1/Aa3     A1+/AA         3.55%     10/30/97     10,000,000      10,000,000
 North Carolina Easton Municipal
   Power (LOC -- Canadian
   Imperial Bank of Commerce)....   P1/Aa3     A1+/AA         3.70%     11/13/97      6,200,000       6,200,000
 North Carolina Medical Care
   Commission, Pooled Equipment
   Financing Project, (MBIA
   insured) (final maturity
   12/1/25)*..................... VMIG1/AAA    A2/AAA         3.55%     12/01/97      1,300,000       1,300,000
 North Carolina Retirement
   Community (LOC -- LaSalle
   National Bank) (final maturity
   11/15/09)*....................   NR/NR     A1+/AA+         3.38%     09/02/97     10,000,000      10,000,000
 Wake County Pollution Control,
   Carolina Power & Light Co.
   Project, Series B (LOC --
   Sumitomo Bank) (final maturity
   9/1/15)*...................... VMIG1/A1+    NR/NR          3.45%     09/03/97      7,300,000       7,300,000
 Wake County Pollution Control,
   Carolina Power & Light Co.
   Project, Series C (LOC --
   Sumitomo Bank) (final maturity
   10/1/15)*.....................   P1/NR      A1+/NR         3.45%     09/03/97      2,300,000       2,300,000
                                                                                                   ------------
                                                                                                     50,780,000
                                                                                                   ------------
NORTH DAKOTA -- 0.5%
 Grand Forks Hospital Facilities,
   United Hospital (LOC --
   LaSalle National Bank) (final
   maturity 12/1/16)*............  VMIG1/A1    NR/NR          3.65%     09/02/97      3,340,000       3,340,000
                                                                                                   ------------
OHIO -- 0.4%
 Hamilton County Hospital
   Facilities Bethesda Hospital,
   Inc. (LOC -- Rabobank
   Nederland) (final maturity
   2/15/24)*..................... VMIG1/Aaa   A1+/AAA         3.20%     09/04/97      2,600,000       2,600,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------  --------    --------      ---------     ------------
PENNSYLVANIA -- 7.1%
 Allegheny County Industrial
   Development, Duquesne Light
   Co., Series A (LOC -- Canadian
   Imperial Bank of Commerce)
   (final maturity 9/1/11)*......   NR/P1     AA-/A1+         3.65%     10/30/97    $ 8,225,000    $  8,225,000
 Allegheny County Industrial
   Development, Duquesne Light
   Co., Series A (LOC -- Canadian
   Imperial Bank of Commerce)
   (final maturity 9/1/11)*......   NR/P1     AA-/A1+         3.65%     10/30/97      3,700,000       3,700,000
 Delaware Valley Finance
   Authority (LOC -- Credit
   Suisse) (final maturity
   12/1/19)*..................... VMIG1/Aa3    A1+/AA         3.25%     09/02/97      3,000,000       3,000,000
 Emmaus General Authority, Series
   B (final maturity 3/1/24)*....   NR/NR      NR/NR          3.35%     09/03/97      2,200,000       2,200,000
 Quakertown General Authority,
   Series A (LOC -- PNC Bank)
   (final maturity 7/1/26)*......  VMIG1/A1    NR/NR          3.45%     09/02/97     18,600,000      18,600,000
 Quakertown Hospital Authority,
   HPS Group Pooled Financing
   (LOC -- PNC Bank) (final
   maturity 7/1/05)*.............  VMIG1/A1    NR/NR          3.45%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     45,725,000
                                                                                                   ------------
RHODE ISLAND -- 0.7%
 Rhode Island Housing, Series
   22-A (FGIC insured) (final
   maturity 4/1/27)*............. VMIG1/AA2   A1+/AA+         3.65%     12/02/97      4,615,000       4,615,000
                                                                                                   ------------
SOUTH CAROLINA -- 3.1%
 South Carolina Public Service
   Authority.....................   P1/Aa      A1/AA-         3.80%     10/22/97     10,000,000      10,000,000
 South Carolina Public Service
   Authority.....................   P1/Aa      A1/AA-         3.65%     11/20/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     20,000,000
                                                                                                   ------------
TENNESSEE -- 6.0%
 Bristol Health & Education
   Facilities, Series 95A (final
   maturity 3/1/14)* (FGIC
   insured)......................   NR/NR      A1/AAA         3.45%     09/03/97      8,500,000       8,500,000
 Johnson City (final maturity
   5/1/21)* (FGIC insured).......   NR/NR     A1+/AAA         3.50%     09/03/97      9,775,000       9,775,000
 Metropolitan Government
   Nashville & Davidson County
   Health & Education Facilities,
   Adventist/Sunbelt, Series A
   (LOC -- Suntrust Bank) (final
   maturity 11/15/26)*........... VMIG1/Aa3   A1+/AA-         3.38%     09/04/97      9,500,000       9,500,000
 Shelby County General Obligation
   (FSA insured) (final maturity
   11/1/21)*.....................   NR/NR     A1+/AAA         3.40%     09/04/97     11,200,000      11,200,000
                                                                                                   ------------
                                                                                                     38,975,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------  --------    --------      ---------     ------------
TEXAS -- 7.6%
 Bexar County Housing Authority
   (final maturity 9/15/26)*.....   NR/NR     AAA/A1+         3.35%     09/03/97    $ 3,275,000    $  3,275,000
 Brownsville Texas Utility System
   (LOC -- Toronto Dominion).....   P1/Aa2     A1+/AA         3.80%     10/29/97      8,500,000       8,500,000
 Grand Prairie, Housing Lincoln
   Property Co. (final maturity
   6/1/10)*......................   NR/NR     A1+/AAA         3.40%     09/03/97      6,700,000       6,700,000
 Gulf Coast Waste Disposal,
   Pollution Control, Exxon
   Project (final maturity
   6/1/20)*...................... VMIG1/Aaa   A1+/AAA         3.70%     09/03/97      2,100,000       2,100,000
 Harris County Health Facilities,
   Memorial Hospital (final
   maturity 6/1/24)*............. VMIG1/Aaa   A1+/AAA         3.25%     09/03/97      3,500,000       3,500,000
 North Texas Water District
   (AMBAC insured) (final
   maturity 6/1/02)*.............   NR/AAA     NR/AAA         7.65%     06/01/98      2,280,000       2,357,694
 Texas Department of Housing.....   NR/NR      A1+/NR         3.50%     09/17/97      8,450,000       8,450,000
 Texas Department of Housing.....   NR/NR      A1+/NR         3.60%     09/17/97      1,060,000       1,060,000
 Texas State Tax & Revenue
   Anticipation Notes............  MIG1/NR    SP1+/NR         4.75%     08/31/98     12,000,000      12,104,115
 University of Texas.............   P1/NR      A1+/NR         3.65%     11/18/97      1,440,000       1,440,000
                                                                                                   ------------
                                                                                                     49,486,809
                                                                                                   ------------
UTAH -- 3.6%
 Intermountain Power Agency,
   Power Supply Revenue
   (LOC -- Swiss Bank) (final
   maturity 7/1/14)*............. VMIG1/Aa1   A1+/AA+         3.50%     09/15/97      5,500,000       5,500,000
 Intermountain Power Agency,
   Power Supply Revenue (final
   maturity 7/1/03)*............. VMIG1/AAA    NR/NR          3.45%     09/03/97      9,900,000       9,900,000
 Utah State Housing Finance
   Agency, Single Family, Series
   4 (final maturity 1/1/28)*.... VMIG1/Aa1    NR/NR          3.45%     09/03/97      8,000,000       8,000,000
                                                                                                   ------------
                                                                                                     23,400,000
                                                                                                   ------------
VERMONT -- 0.7%
 Vermont Education & Health
   Building, Middlebury College
   (final maturity 5/1/28)*......   NR/Aa      A1+/AA         3.95%     09/03/97      4,700,000       4,700,000
                                                                                                   ------------
WISCONSIN -- 1.0%
 Carlton Pollution Control
   Revenue, Wisconsin Power and
   Light Co. (final maturity
   9/01/05)*..................... VMIG1/Aa2    A1+/AA         3.60%     09/02/97      1,400,000       1,400,000
 Wisconsin Transportation
   (LOC -- Bayerische
   Landesbank)...................   P1/Aaa    A1+/AAA         3.70%     11/05/97      5,105,000       5,105,000
                                                                                                   ------------
                                                                                                      6,505,000
                                                                                                   ------------
WYOMING -- 0.9%
 Sweetwater County Pollution
   Control, Pacificorp 84
   (LOC -- Deutsche Bank) (final
   maturity 12/1/14)*............   P1/Aa1    A1+/AAA         3.60%    12/01/2014     2,500,000       2,500,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------  --------    --------      ---------     ------------
WYOMING -- (CONTINUED)
 Uinta County Pollution Control,
   Chevron Inc. Project (final
   maturity 12/1/22)*............   P1/Aa2     NR/NR          3.80%     12/01/22    $ 3,400,000    $  3,400,000
                                                                                                   ------------
                                                                                                      5,900,000
                                                                                                   ------------
TOTAL INVESTMENTS (AMORTIZED COST
 $675,378,762)(A) -- 104.2%......                                                                   675,378,762
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (4.2%)................                                                                   (26,934,255)
                                                                                                   ------------
NET ASSETS -- 100.0%.............                                                                  $648,444,507
                                                                                                   ============

---------------
Percentages indicated are based on net assets of $648,444,507.

(a) Cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC -- AMBAC Indemnity Corporation.

FGIC  -- Financial Guaranty Insurance Company.

FSA   -- Financial Security Assurance.

LOC   -- Letter of Credit.

MBIA  -- Municipal Bond Insurance Association.

NR    -- No rating assigned by Moody's or S&P.

 *Variable rate security. Maturity date reflects the next rate change date.

**Security includes put feature. Maturity date reflects the next put date.

+The ratings provided consist of short-term and long-term ratings.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 99.9%
CALIFORNIA -- 99.1%
California Counties Industrial
 Development Authority (LOC --
 California State Teachers
 Retirement) (final maturity
 9/1/08)*..........................   NR/NR     A1+/AA+    3.25%    09/01/97    $ 1,175,000    $    1,175,000
California Department of Water.....   P1/Aa      A1+/AA    3.35%    09/11/97      2,039,000         2,039,000
California General Obligation......    P1/A       A/A+     3.65%    09/19/97      5,000,000         5,000,000
California General Obligation......    P1/A       A/A+     3.55%    10/30/97     10,750,000        10,750,000
California General Obligation......    P1/A       A/A+     3.60%    10/09/97     14,000,000        14,000,000
California General Obligation......    P1/A       A/A+     3.55%    10/09/97      2,500,000         2,500,000
California General Obligation
 (final maturity 4/1/04)*..........   NR/NR     A1+/AAA    3.70%    09/15/97     15,100,000        15,100,000
California General Obligation,
 Class A (final maturity 2/1/06)*..   A1+/AA     NR/NR     3.36%    09/04/97     10,000,000        10,000,000
California Health Facilities
 Authority, Sutter Health, Series C
 (FSA insured) (final maturity
 7/1/22)*..........................   AAA/NR    A1+/AAA    3.40%    09/02/97      1,800,000         1,800,000
California Health Facilities
 Financing Authority, Children's
 Hospital (MBIA insured) (final
 maturity 11/1/21)*................ VMIG1/AAA   A1+/AAA    3.00%    09/03/97      1,900,000         1,900,000
California Housing Agency, Multi-
 Family Housing (final maturity
 7/15/13)*.........................   NR/NR     A1+/AAA    3.00%    09/03/97      2,600,000         2,600,000
California Local Government Agency,
 Certificates of Participation
 (LOC -- Fuji Bank, Ltd.) (final
 maturity 8/1/16)*.................  VMIG1/A1    NR/NR     3.30%    09/03/97      3,200,000         3,200,000
California Pollution Control
 Financing Authority, Atlantic
 Richfield Project, Series A (AMT)
 (final maturity 12/1/24)*.........  VMIG1/A2     A1/A     3.55%    09/02/97      8,800,000         8,800,000
California Pollution Control
 Financing Authority, Chevron USA,
 Inc. Project, Callable 10/9/97@100
 (final maturity 11/15/01)*........   AA2/NR     AA/NR     3.90%    11/15/97      2,405,000         2,408,925
California Pollution Control
 Financing Authority, Colmac Energy
 Project, Series A (AMT)
 (LOC -- Swiss Bank) (final
 maturity 12/1/16)*................   NR/NR     A1+/AA+    3.00%    09/03/97      2,300,000         2,300,000
California Pollution Control
 Financing Authority, Delano Power
 Project (AMT) (LOC -- Algemene
 Bank Nederland) (final maturity
 8/1/19)*..........................   P1/Aa1     NR/NR     3.55%    09/02/97      5,100,000         5,100,000
California Pollution Control
 Financing Authority, Delano
 Project (final maturity 8/1/19)*..   P1/Aa1     NR/NR     3.55%    09/02/97      3,400,000         3,400,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
California Pollution Control
 Financing Authority, Dow Chemical
 Project...........................   P1/NR      A1/NR     3.55%    10/09/97    $ 2,300,000    $    2,300,000
California Pollution Control
 Financing Authority, Equity
 Stanislaus Project (LOC -- Swiss
 Bank) (final maturity 12/1/17)*... VMIG1/AA1   A1+/AA+    3.45%    09/02/97      1,600,000         1,600,000
California Pollution Control
 Financing Authority, Honey Lake
 Power Company Project (LOC --
 Banque Nationale, Paris) (final
 maturity 9/1/18)*.................   P1/AA3     NR/NR     3.55%    09/02/97      5,300,000         5,300,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Banque Nationale,
 Paris) (final maturity
 11/1/26)*.........................   NR/NR     A1+/AA+    3.50%    09/02/97      9,200,000         9,200,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Rabobank
 Nederland) (final maturity
 12/1/16)*.........................   NR/NR     A1+/AAA    3.10%    09/03/97     11,500,000        11,500,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Swiss Bank
 Corporation) (final maturity
 12/1/16)*.........................   NR/NR     A1+/AAA    3.05%    09/03/97     32,000,000        32,000,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Toronto Dominion
 Bank) (final maturity 12/1/18)*...   NR/NR     A1+/AAA    3.50%    09/02/97      2,800,000         2,800,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (final maturity
 2/1/16)*..........................   P1/A1       A1/A     3.50%    09/02/97     23,100,000        23,100,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric, Series D,
 (LOC -- UBS)......................   A1+/AA     NR/NR     3.65%    10/21/97     15,000,000        15,000,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric, Series D,
 (LOC -- UBS)......................   A1+/AA     NR/NR     3.70%    10/23/97      5,000,000         5,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Martinez Project, Series A
 (AMT) (final maturity 10/1/24)*... VMIG1/Aa1    NR/NR     3.45%    09/02/97      1,000,000         1,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Martinez Project, Series B
 (AMT) (final maturity 10/1/31)*... VMIG1/AA1   A1+/AAA    3.05%    09/03/97      6,000,000         6,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Project (final maturity
 10/1/11)*......................... VMIG1/AA1   A1+/AAA    3.40%    09/02/97      1,000,000         1,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
California Pollution Control
 Financing Authority, Solid Waste
 Disposal Revenue Bond, Taorimina
 Industries, Inc. (AMT)
 (LOC -- Sanwa Bank, Los Angeles,
 Sanwa Bank, Ltd.) (final maturity
 8/1/14)*.......................... VMIG1/AA3    NR/NR     3.15%    09/03/97    $ 5,500,000    $    5,500,000
California Pollution Control
 Financing Authority, Solid Waste
 Disposal Revenue Bond, Taormina
 Industries, Series B (AMT)
 (LOC -- Sanwa Bank, Los Angeles,
 Sanwa Bank, Ltd.) (final maturity
 8/1/14)*.......................... VMIG1/Aa3    NR/NR     3.15%    09/03/97      2,260,000         2,260,000
California Pollution Control
 Financing Authority, Southern
 California Edison.................   F1/A1      A1/A+     3.50%    11/19/97     14,000,000        14,000,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85C.....   P1/A1      A1/A+     3.60%    10/10/97      3,300,000         3,300,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85C.....   P1/A1      A1/A+     3.55%    10/16/97      2,000,000         2,000,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85D.....   P1/A1      A1/A+     3.50%    11/20/97      6,200,000         6,200,000
California School Cash Reserve
 Program, Series A.................  MIG1/NR    SP1+/NR    4.75%    07/02/98     30,000,000        30,216,381
California State...................   P1/P2      A1/A+     3.60%    10/23/97      2,700,000         2,700,000
California State Department of
 Water (final maturity 12/1/29)*...   NR/AA      A+/AA     3.31%    09/04/97      8,300,000         8,300,000
California State Municipal Receipts
 (AMBAC insured) (final maturity
 6/1/21)*..........................  A1+/AAA    A1+/AAA    3.40%    09/03/97     15,950,000        15,950,000
California State Municipal Receipts
 (FGIC insured) (final maturity
 8/1/19)*..........................  A1+/AAA    A1+/AAA    3.30%    09/04/97      7,175,000         7,175,000
California State Municipal Receipts
 (FGIC insured) (final maturity
 9/1/21)*..........................  A1+/AAA    A1+/AAA    3.30%    09/03/97      3,875,000         3,875,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-1
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      2,000,000         2,000,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-2
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      9,200,000         9,200,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-7
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      2,800,000         2,800,000
California Statewide Community
 Development Authority, Calsonic
 Project (LOC -- Union Bank of
 California) (final maturity
 8/1/08)*..........................  F1+/AA-     NR/NR     3.40%    09/03/97      7,000,000         7,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
California Statewide Community
 Development Authority,
 Certificates of Participation
 (LOC -- Dresdner Bank) (final
 maturity 6/1/26)*................. VMIG1/AA1    NR/NR     3.40%    09/02/97    $12,600,000    $   12,600,000
California Statewide Community
 Development Authority, Contech
 Construction Project (LOC -- Bank
 of Tokyo) (final maturity
 5/1/09)*..........................   NR/NR     A1+/AA+    3.25%    09/03/97      1,440,000         1,440,000
California Statewide Community
 Development Authority, Chevron
 USA, Inc. Project (final maturity
 12/15/24)*........................   P1/Aa2     NR/NR     3.50%    09/02/97      3,200,000         3,200,000
Chula Vista Industrial Development,
 San Diego Gas & Electric Company,
 Series B (AMT) (final maturity
 12/1/27)*.........................  VMIG1/A1    A1/A+     3.15%    09/03/97     11,000,000        11,000,000
Chula Vista Multi-Family Housing,
 Terra Nova Project, Series A
 (LOC -- Industrial Bank of Japan)
 (final maturity 3/1/05)*..........   NR/NR       A1/A     3.20%    09/03/97      5,000,000         5,000,000
Chula Vista, San Diego Gas &
 Electric, Series 92C (AMT)........   P1/A1      A1/A+     3.75%    10/23/97      3,000,000         3,000,000
Contra Costa County Multi-Family
 Housing, Park Regency, Series A
 (final maturity 8/1/32)*..........   NR/NR      A1+/A     3.20%    09/03/97      8,000,000         8,000,000
Contra Costa County Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    07/01/98     10,000,000        10,053,544
Foothill Eastern Toll Road, Series
 B (LOC -- Morgan Guaranty Trust)
 (final maturity 1/2/35)*..........   NR/NR     A1+/AAA    3.10%    09/04/97     13,500,000        13,500,000
Foothill Eastern Toll Road, Series
 D (LOC -- Industrial Bank of
 Japan) (final maturity 1/2/35)*...    A1/A      F1+/AA    3.00%    09/04/97      6,300,000         6,300,000
Foothill Eastern Toll Road, Series
 E (LOC -- Banque Nationale, Paris)
 (final maturity 1/2/35)*..........   NR/NR      A1+/A+    3.00%    09/04/97      5,000,000         5,000,000
Fremont Certificates of
 Participation,Building & Equipment
 Financing Project (LOC -- Sumitomo
 Bank, Ltd.) (final maturity
 7/1/15)*..........................   NR/NR       A1/A     3.20%    09/04/97      4,125,000         4,125,000
Fremont Certificates of
 Participation (LOC -- Sumitomo
 Bank, Ltd.) (final maturity
 8/1/22)*..........................   NR/NR       A1/A     3.20%    09/04/97      3,100,000         3,100,000
Fremont Multi-Family Housing
 Authority, Mission Wells Project
 (LOC -- Industrial Bank of Japan)
 (final maturity 9/1/07)*..........   NR/NR       A1/A     3.20%    09/04/97      6,700,000         6,700,000
Fremont School District, Alameda
 County (final maturity 8/1/20)*...   NR/NR     A1+/AAA    3.35%    09/04/97      6,150,000         6,150,000
Grand Terrace Community
 Redevelopment Agency, Mt. Vernon
 Villas (LOC -- Industrial Bank of
 Japan) (final maturity
 12/1/11)*.........................   NR/NR       A1/A     3.40%    09/03/97      1,650,000         1,650,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Huntington Beach Multi-Family
 Housing, Huntington Breakers,
 Series A (LOC -- Sumitomo Bank,
 Ltd.) (final maturity 7/1/14)*....  VMIG1/A1    NR/NR     3.20%    09/03/97    $10,300,000    $   10,300,000
Indio Multi-Family Housing, Western
 Federal Savings Project
 (LOC -- Wells Fargo & Co.) (final
 maturity 6/1/05)*.................   NR/NR      A1/A+     3.15%    09/04/97      2,950,000         2,950,000
Irvine Improvement Board Act 1915,
 District 94-15 (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 9/2/20)*..........................  VMIG1/A1     A1/A     3.45%    09/02/97      4,733,000         4,733,000
Irvine Improvement Board Act 1915,
 District 95-12, Series A (LOC --
 Kredietbank N.V.) (final maturity
 9/2/21)*.......................... VMIG1/AA2   A1+/AA-    3.40%    09/02/97      3,350,000         3,350,000
Irvine Ranch Water District
 Certificates of Participation,
 Capital Improvement Project
 (LOC -- Toronto Dominion) (final
 maturity 8/1/16)*................. VMIG1/AA2    NR/NR     3.40%    09/02/97      2,300,000         2,300,000
Irvine Ranch Water District
 (LOC -- Landesbank Hessen) (final
 maturity 10/1/10)*................   NR/NR     A1+/AAA    3.40%    09/02/97      1,200,000         1,200,000
Long Beach Health Services,
 Memorial Health Service (final
 maturity 10/1/16)*................  VMIG1/A1   A1+/AA-    3.00%    09/03/97      9,200,000         9,200,000
Los Angeles Community Redevelopment
 Agency, Academy Village Apartments
 (LOC -- Swiss Bank) (final
 maturity 10/1/19)*................ VMIG1/AA1    NR/NR     3.15%    09/02/97     15,000,000        15,000,000
Los Angeles Community Redevelopment
 Agency, Grand Promenade Project
 (LOC -- Tokai Bank, Ltd.) (final
 maturity 12/1/10)*................   NR/NR     A1+/AAA    3.05%    09/02/97     14,900,000        14,900,000
Los Angeles County (AMT)
 (LOC -- National Westminster Bank,
 PLC)..............................   P1/A1+     NR/NR     3.80%    09/11/97     15,000,000        15,000,000
Los Angeles County (AMT)
 (LOC -- National Westminster Bank,
 PLC)..............................   P1/A1+     NR/NR     3.70%    09/11/97      6,000,000         6,000,000
Los Angeles County, Capital Asset
 Lease Corp. (LOC -- Morgan
 Guaranty Trust)...................   P1/A1+     NR/NR     3.75%    10/22/97     10,000,000        10,000,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB1 (FSA insured) (final maturity
 7/1/25)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97      3,500,000         3,500,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB2(FSA insured) (final maturity
 7/1/21)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97     23,000,000        23,000,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB3(FSA insured) (final maturity
 7/1/16)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97      5,400,000         5,400,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Los Angeles County Metropolitan
 Transportation Authority, Series
 SG-54 (AMBAC insured) (final
 maturity 7/1/17)*.................   NR/NR     A1+/AAA    3.45%    09/03/97    $ 2,100,000    $    2,100,000
Los Angeles County Multi-Family
 Housing, Channel Gateway
 Apartments (LOC -- Fuji Bank,
 Ltd.) (final maturity 8/1/19)*....  VMIG1/A1    NR/NR     3.90%    09/04/97      6,700,000         6,700,000
Los Angeles County Multi-Family
 Housing, Sandi Canyon Villas (AMT)
 (LOC -- Industrial Bank of Japan)
 (final maturity 11/1/09)*.........  VMIG1/A2    NR/NR     3.45%    09/03/97      2,000,000         2,000,000
Los Angeles County Multi-Family
 Housing, Studio Colony (LOC --
 Industrial Bank of Japan) (final
 maturity 5/16/07)*................  VMIG1/A2    NR/NR     3.20%    09/04/97      2,100,000         2,100,000
Los Angeles County Public Water
 Financing Authority, Series A
 (MBIA insured)....................   AAA/NR     AAA/NR    4.50%    09/01/97      5,000,000         5,000,000
Los Angeles County Sales Tax
 Revenue, Series A (FGIC insured)
 (final maturity 7/1/12)*.......... VMIG1/AAA    A1/NR              09/03/97      1,400,000         1,400,000
Los Angeles County, Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    06/30/98     15,000,000        15,077,657
Los Angeles County Metropolitan
 Transportation Authority (LOC --
 National Westminster Bank, PLC)...   P1/A1+     NR/NR     3.45%    09/25/97      6,000,000         6,000,000
Los Angeles County Wastewater
 Project (LOC -- Morgan Guaranty
 Trust)............................   P1/A1+     NR/NR     3.50%    09/05/97     15,000,000        15,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.75%    10/09/97      9,000,000         9,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.70%    10/09/97     10,000,000        10,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.90%    10/15/97     10,000,000        10,000,000
Los Angeles Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    06/30/98     15,000,000        15,071,559
Los Angeles Unified School
 District, Tax & Revenue
 Anticipation Notes, Series B......  MIG1/NR    SP1+/NR    4.50%    09/30/97      8,500,000         8,505,597
Marin County CA Tax & Revenue
 Anticipation Notes................  MIG1/NR     NR/NR     4.50%    07/31/98     20,000,000        20,114,442
Modesto Irrigation District........  VMIG1/A      A/NR     3.60%    10/15/97      3,000,000         3,000,000
Modesto Irrigation District,
 Certificates of Participation.....  VMIG1/A     A1/NR     3.50%    10/20/97      5,000,000         5,000,000
Modesto Multi-Family Housing, Live
 Oaks Apartments Project (final
 maturity 9/1/24)*.................   NR/NR     A1+/AAA    3.05%    09/03/97      1,400,000         1,400,000
Monterey County Financing
 Authority, Reclamation and
 Distribution Project (LOC -- Dai-
 Ichi Kangyo, Los Angeles) (final
 maturity 9/1/36)*.................  VMIG1/A1    NR/NR     3.25%    09/04/97      6,100,000         6,100,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Monterey Peninsula Water Management
 District, Wastewater Reclamation
 Project (LOC -- Sumitomo Bank,
 Ltd.) (final maturity 7/1/22)*....  VMIG1/A1     A1/A     3.20%    09/04/97    $16,300,000    $   16,300,000
Newport Beach, Hoag Memorial
 Hospital (final maturity
 10/1/22)*.........................  VMIG1/A1    A1+/AA    3.40%    09/02/97     20,090,000        20,090,000
Newport Beach, Hoag Memorial
 Hospital, Series A (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97     13,400,000        13,400,000
Newport Beach, Hoag Memorial
 Hospital, Series B (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97      1,600,000         1,600,000
Newport Beach, Hoag Memorial
 Hospital, Series C (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97     22,800,000        22,800,000
Oakland, Children's Hospital
 Medical Center, Series B (LOC --
 Banque Nationale, Paris) (final
 maturity 7/1/99)*.................   NR/NR      A1/A+     3.00%    09/03/97      3,100,000         3,100,000
Orange County, Pointe Niguel
 Project, Series C (LOC -- First
 Interstate Bancorp) (final
 maturity 11/1/05)*................ VMIG1/AA3    NR/NR     3.35%    09/04/97     13,000,000        13,000,000
Orange County Housing Authority,
 Costa Partner Development, Series
 BB (LOC -- Chase/Chemical Bank)
 (final maturity 12/1/09)*......... VMIG1/Aa2    NR/NR     3.05%    09/02/97     12,200,000        12,200,000
Orange County Sanitation,
 Certificates of Participation,
 Series C (FGIC Insured) (final
 maturity 8/1/17)*................. VMIG1/AAA   A1+/AAA    3.55%    09/02/97     20,650,000        20,650,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.50%    11/19/97      2,000,000         2,000,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.65%    11/06/97      4,000,000         4,000,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.65%    09/04/97      1,500,000         1,500,000
Otay Water District, Certificates
 of Participation
 (LOC -- Landesbank Hessen) (final
 maturity 9/1/26)*................. VMIG1/AAA   A1+/AAA    3.05%    09/03/97      2,200,000         2,200,000
Placer Unified High School District
 Tax & Revenue Anticipation
 Notes.............................  MIG1/NR    SP1+/NR    4.45%    09/04/97      3,700,000         3,700,152
Redlands Certificates of
 Participation, Water Treatment
 Facilities Project, (FGIC Insured)
 (final maturity 9/1/17)*.......... VMIG1/AAA   F1+/AAA    3.05%    09/03/97      3,515,000         3,515,000
Redlands Certificates of
 Participation (FGIC Insured)
 (final maturity 9/1/15)*.......... VMIG1/AAA   A1+/AAA    3.05%    09/03/97      2,500,000         2,500,000
Riverside County Industrial
 Development, Advanced Business
 Forms, Inc. Project (AMT)
 (LOC -- First National Bank)
 (final maturity 4/1/14)*.......... VMIG1/AAA    NR/NR     3.00%    09/04/97      1,500,000         1,500,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Riverside County Industrial
 Development, Cryogenic Project,
 Issue B (AMT) (LOC -- Rabobank
 Nederland) (final maturity
 7/5/14)*.......................... VMIG1/AAA    NR/NR     3.00%    09/04/97    $ 1,400,000    $    1,400,000
Riverside County Industrial
 Development, Riverfront/Crest
 Steel (AMT) (LOC -- First National
 Bank) (final maturity 4/1/09)*.... VMIG1/AAA    NR/NR     3.00%    09/04/97      2,950,000         2,950,000
Riverside County Transportation
 (LOC -- Union Bank of
 Switzerland)......................   P1/A1       A1/A     3.55%    09/04/97      2,000,000         2,000,000
Riverside County Transportation
 Sales Tax Revenue (LOC --
 Industrial Bank of Japan).........   P1/A1       A1/A     3.75%    10/07/97      3,000,000         3,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.60%    10/17/97      5,000,000         5,000,000
Sacramento County Multi-Family
 Housing, Series A (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 4/15/07)*.........................  VMIG1/A1    A1/A+     3.25%    09/04/97     15,400,000        15,400,000
Sacramento County Multi-Family
 Housing, Series C (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 4/15/07)*.........................  VMIG1/A1    A1/A+     3.25%    09/04/97      1,600,000         1,600,000
Sacramento County Municipal Note
 Utility District (LOC --
 Bayerische Landesbank)............   P1/Aaa    A1+/AAA    3.60%    09/27/97      5,700,000         5,700,000
Sacramento County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    09/30/97     42,000,000        42,023,082
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.50%    10/28/97      8,000,000         8,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.30%    09/12/97      2,000,000         2,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.70%    10/17/97      4,293,000         4,293,000
San Bernardino County Industrial
 Development Authority, NRI Inc.
 Project (LOC -- California State)
 (final maturity 5/1/09)*..........   NR/NR     A1+/AA+    3.25%    09/03/97      1,575,000         1,575,000
San Bernardino County Multi-Family
 Housing, Brookside Meadows, Series
 A (LOC -- Tokai Bank, Chase
 Manhattan) (final maturity
 8/1/05)*.......................... VMIG1/AA2    NR/NR     3.10%    09/03/97     13,000,000        13,000,000
San Bernardino County Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    06/30/98      7,000,000         7,036,240
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.65%    10/28/97      5,200,000         5,200,000
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.40%    09/09/97      5,000,000         5,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.70%    11/21/97    $ 2,000,000    $    2,000,000
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric, Series A..........   P1/A1      A1/A+     3.75%    11/13/97      1,500,000         1,500,000
San Diego County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.38%    09/30/97     24,100,000        24,111,147
San Diego County Water Authority...   P1/NR      A1/NR     3.40%    09/09/97      2,000,000         2,000,000
San Diego Housing Authority, Multi-
 Family Housing, Nobel Ct.
 Apartments, Series L (LOC --
 Citibank, New York) (final
 maturity 12/1/08)*................ VMIG1/AA2    NR/NR     3.05%    09/04/97      1,700,000         1,700,000
San Diego Housing Authority, Multi-
 Family Housing, Nobel Ct.
 Apartments, Series L (LOC -- Tokai
 Bank, Ltd.) (final maturity
 12/1/08)*.........................  VMIG2/A2    NR/NR     3.05%    09/04/97      9,700,000         9,700,000
San Francisco City and County
 Airport (LOC -- Bayerische
 Landesbank).......................   P1/NR      A1+/NR    3.65%    11/19/97     12,500,000        12,500,000
San Francisco City and County
 Airport (LOC -- Bayerische
 Landesbank).......................   P1/NR      A1+/NR    3.65%    11/18/97      3,000,000         3,000,000
San Francisco City and County
 Airport (FGIC Insured) (final
 maturity 5/1/21)*.................  A1+/AAA     NR/NR     3.45%    09/04/97      5,345,000         5,345,000
San Francisco City and County
 Airport (MBIA Insured) (final
 maturity 5/1/26)*.................  A1+/AAA     NR/NR     3.40%    09/04/97      3,905,000         3,905,000
San Francisco City and County
 Multi-Family Housing, Bayside
 Village Project D, Series A
 (LOC -- Industrial Bank of Japan)
 (final maturity 12/1/05)*.........  VMIG1/A2    NR/NR     3.45%    09/04/97      1,000,000         1,000,000
San Francisco City and County
 Multi-Family Housing, Winterland
 Project, Series 85-C (LOC --
 Citibank, New York) (final
 maturity 6/1/06)*.................   NR/NR     A1+/AA-    3.15%    09/02/97      1,500,000         1,500,000
San Francisco City and County Tax &
 Revenue Anticipation Notes........  MIG1/NR    SP1+/NR    4.50%    10/08/97     35,500,000        35,526,853
San Mateo County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    07/01/98      7,000,000         7,039,166
Simi Valley Multi-Family Housing,
 Lincoln Wood Ranch (LOC --
 Sumitomo Bank, Ltd.) (final
 maturity 6/1/10)*.................   NR/NR       A1/A     3.35%    09/04/97      7,500,000         7,500,000
Southeast Recovery Facility, Series
 B (AMT) (LOC -- Industrial Bank of
 Japan Ltd.) (final maturity
 12/1/18)*.........................  VMIG1/A2     A1/A     3.20%    09/03/97      3,300,000         3,300,000
Southeast Recovery Facility, Series
 A (LOC -- Industrial Bank of Japan
 Ltd.) (final maturity 12/1/18)*...  VMIG1/A2     A1/A     3.10%    09/03/97     22,000,000        22,000,000
Southern California Metropolitan
 Water Authority...................   P1/NR      A1+/NR    3.60%    11/13/97      5,700,000         5,700,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ---------- ------------ -----    --------    -----------    --------------
Southern California Metropolitan
 Water Authority...................   P1/NR      A1+/NR    3.55%    11/19/97    $ 4,000,000    $    4,000,000
Tahoe-Truckee Unified School
 District, Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.45%    09/04/97      4,000,000         4,000,164
Tustin Improvement Board Act 1915,
 Reassessment District 95-2-A
 (LOC -- Kredietbank) (final
 maturity 9/2/13)*................. VMIG1/AA2   A1+/AA-    3.40%    09/02/97      1,600,000         1,600,000
Vallejo Industrial Development
 Authority, Meyer Cookware Project,
 Series A (AMT) (LOC -- Bank of
 Tokyo) (final maturity
 12/1/23)*.........................   NR/NR      A1/A+     3.40%    12/01/23      3,300,000         3,300,000
Washington Township Hospital,
 Series A (LOC -- Industrial Bank
 of Japan) (final maturity
 1/1/16)*..........................  VMIG1/A2    NR/NR     3.20%    09/04/97     16,000,000        16,000,000
West Basin Water District,
 Certificates of Participation,
 Water Project (LOC -- Bayerische
 Vereinsbank) (final maturity
 8/1/27)*.......................... VMIG1/AA1    NR/NR     2.95%    09/03/97      3,000,000         3,000,000
                                                                                               --------------
                                                                                                1,152,029,909
                                                                                               --------------
PUERTO RICO -- 0.8%
Puerto Rico Public Buildings
 Authority, Trust Receipts, Series
 SGA16 (AMBAC Insured) (final
 maturity 7/1/21)*.................   NR/NR     A1+/AAA    3.30%    09/03/97      9,380,000         9,380,000
                                                                                               --------------
TOTAL INVESTMENTS (AMORTIZED COST
 $1,161,409,909)(A) -- 99.9%.......                                                             1,161,409,909
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.1%...............                                                                   722,897
                                                                                               --------------
NET ASSETS -- 100.0%...............                                                            $1,162,132,806
                                                                                               ==============

---------------
Percentages indicated are based on net assets of $1,162,132,806.
(a) Cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC -- AMBAC Indemnity Corporation.
AMT   -- Interest on securities subject to Federal Alternative Minimum Tax.
FGIC  -- Financial Guaranty Insurance Company.
FSA   -- Financial Security Assurance.
LOC   -- Letter of Credit.
MBIA  -- Municipal Bond Insurance Association.
NR    -- No rating assigned by Moody's or S&P.

* Variable rate security. Maturity date reflects the next rate change date. + The ratings provided consist of short-term and long-term ratings.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                CALIFORNIA
                                                              TAX-EXEMPT        TAX-EXEMPT
                                                                MONEY          MONEY MARKET
                                                                 FUND              FUND
                                                             ------------     --------------
ASSETS:
 Investments in securities, at value (amortized cost
   $675,378,762, and $1,161,409,909, respectively).........  $675,378,762     $1,161,409,909
 Interest Receivable.......................................     4,987,487          6,802,369
 Receivable for investment securities sold.................    21,000,000          9,700,000
 Receivable for capital shares sold........................     5,411,487          9,219,947
 Prepaid expenses..........................................        48,551             38,659
 Other assets..............................................         1,612             13,911
                                                             ------------      -------------
Total Assets...............................................   706,827,899      1,187,184,795
                                                             ------------      -------------
LIABILITIES:
 Payable to bank...........................................     1,756,798            192,929
 Dividends payable.........................................     1,746,201          2,894,338
 Payable for investment securities purchased...............    52,984,115          5,000,000
 Payable for capital shares redeemed.......................     1,486,389         16,339,160
 Investment advisory fees payable..........................        55,123            101,023
 Administration fees payable...............................        55,123            101,023
 Special management fees payable (Pacific Horizon
   Shares).................................................        68,056            150,624
 Shareholder service fees payable (Horizon Service
   Shares).................................................        43,461            114,766
 Shareholder service fees payable (X Shares)...............            --             13,484
 Shareholder service fees payable (S Shares)...............           781              6,414
 12b-1 fees payable (X Shares).............................            --             11,822
 12b-1 fees payable (S Shares).............................         2,549             22,089
 Custodian and fund accounting fees payable................        40,774             20,333
 Transfer agent fees payable...............................         7,845                194
 Legal fees payable........................................        14,078             22,403
 Other accrued expenses....................................         7,603             45,012
 Other liabilities.........................................       114,496             16,375
                                                             ------------      -------------
Total Liabilities..........................................    58,383,392         25,051,989
                                                             ------------      -------------
NET ASSETS.................................................  $648,444,507     $1,162,132,806
                                                             ============      =============
NET ASSETS:
 Pacific Horizon Shares....................................  $125,645,416     $  552,976,956
 Horizon Shares............................................   314,659,354                 --
 Horizon Service Shares....................................   201,920,043        530,276,082
 X Shares..................................................            --         42,026,222
 S Shares..................................................     6,219,694         36,853,546
                                                             ------------      -------------
Total......................................................  $648,444,507     $1,162,132,806
                                                             ============      =============
Shares Outstanding ($0.001 par value, 7.5 billion and 3
 billion shares authorized):
 Pacific Horizon Shares....................................   125,673,075        552,990,812
 Horizon Shares............................................   314,809,976                 --
 Horizon Service Shares....................................   201,952,032        530,313,144
 X Shares..................................................            --         42,027,842
 S Shares..................................................     6,219,699         36,853,653
                                                             ------------      -------------
Total......................................................   648,654,782      1,162,185,451
                                                             ============      =============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
 PER SHARE.................................................         $1.00              $1.00
                                                                    =====              =====
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par............................  $    648,655      $   1,162,185
 Additional paid-in capital................................   647,969,431      1,160,959,805
 Accumulated undistributed net investment income...........        52,442             62,301
 Accumulated net realized losses on investment
   transactions............................................      (226,021)           (51,485)
                                                             ------------      -------------
NET ASSETS, AUGUST 31, 1997................................  $648,444,507     $1,162,132,806
                                                             ============      =============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA
                                                          TAX-EXEMPT      TAX-EXEMPT
                                                             MONEY       MONEY MARKET
                                                             FUND            FUND
                                                          -----------    ------------
INVESTMENT INCOME:
  Interest.............................................   $10,669,668    $18,881,760
                                                          -----------    -----------
EXPENSES:
  Investment advisory fees.............................       287,597        525,653
  Administration fees..................................       287,597        525,653
  Special management fees (Pacific Horizon Shares).....       166,410        812,875
  Shareholder service fees (Horizon Service Shares)....       230,549        624,698
  Shareholder service fees (X Shares)..................            --         46,648
  Shareholder service fees (S Shares)..................           895          7,728
  12b-1 fees (X Shares)................................            --         55,978
  12b-1 fees (S Shares)................................         2,686         23,185
  Custodian and fund accounting fees...................        94,928         77,938
  Transfer Agent fees..................................        30,751         38,615
  Legal fees...........................................        23,384         43,438
  Other expenses.......................................        91,345        103,854
                                                          -----------    -----------
    Total Expenses.....................................     1,216,142      2,886,263
  Less: Fee waivers....................................        (1,611)       (13,911)
        Expenses paid by third parties.................        (6,862)       (14,109)
                                                          -----------    -----------
Total Net Expenses.....................................     1,207,669      2,858,243
                                                          -----------    -----------
NET INVESTMENT INCOME..................................     9,461,999     16,023,517
                                                          -----------    -----------
NET REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investment transactions.......       (37,994)       (40,625)
                                                          -----------    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 9,424,005    $15,982,892
                                                          ===========    ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA TAX-EXEMPT
                                         TAX-EXEMPT MONEY FUND                      MONEY MARKET FUND
                                  -----------------------------------      -----------------------------------
                                   SIX MONTHS                                SIX MONTHS
                                     ENDED                                     ENDED
                                   AUGUST 31,           YEAR ENDED           AUGUST 31,          YEAR ENDED
                                      1997             FEBRUARY 28,             1997            FEBRUARY 28,
                                  (UNAUDITED)              1997             (UNAUDITED)             1997
                                  ------------        ---------------      --------------      ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........   $  9,461,999        $    13,859,405      $   16,023,517      $    24,332,592
 Net realized gains (losses) on
   investment transactions.....        (37,994)               (26,740)            (40,625)              26,388
                                  ------------        ---------------      --------------      ---------------
 Change in net assets resulting
   from operations.............      9,424,005             13,832,665          15,982,892           24,358,980
                                  ------------        ---------------      --------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares........     (1,619,004)            (1,704,176)         (7,695,663)         (14,425,062)
 Horizon Shares................     (4,896,550)            (8,858,516)                 --                   --
 Horizon Service Shares........     (2,936,518)            (3,296,713)         (7,721,952)          (9,708,150)
 S Shares......................         (9,927)(c)                 --             (81,844)(b)               --
 X Shares......................             --                     --            (524,058)            (199,380)(a)
                                  ------------        ---------------      --------------      ---------------
Change in net assets from
 shareholder distributions.....     (9,461,999)           (13,859,405)        (16,023,517)         (24,332,592)
                                  ------------        ---------------      --------------      ---------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued...    786,510,190          1,611,040,281       1,444,000,127        2,140,307,421
 Dividends reinvested..........      2,021,033              2,774,538          10,161,314           19,760,377
 Cost of shares redeemed.......   (659,582,299)        (1,481,260,268)     (1,285,710,000)      (1,897,767,756)
                                  ------------        ---------------      --------------      ---------------
Change in net assets from
 capital share transactions....    128,948,924            132,554,551         168,451,441          262,300,042
                                  ------------        ---------------      --------------      ---------------
Change in net assets...........    128,910,930            132,527,811         168,410,816          262,326,430

NET ASSETS
 Beginning of Period...........    519,533,577            387,005,766         993,721,990          731,395,560
                                  ------------        ---------------      --------------      ---------------
 End of Period.................   $648,444,507        $   519,533,577      $1,162,132,806      $   993,721,990
                                  ============        ===============      ==============      ===============

---------------

(a) Period from October 2, 1996 (inception date) to February 28, 1997.

(b) Period from June 18, 1997 (inception date) to August 31, 1997.

(c) Period from July 8, 1997 (inception date) to August 31, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen portfolios. The accompanying financial statements and notes are those of the Pacific Horizon Tax-Exempt Money Fund (the "Tax-Exempt Fund") and Pacific Horizon California Tax-Exempt Money Market Fund (the "California Tax-Exempt Fund"), collectively the "Funds", individually the "Fund".

    The Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Shares, Horizon Service Shares and effective July 8, 1997, S Shares) and California Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Service Shares, and effective October 2, 1996, X Shares and effective June 18, 1997, S Shares). The California Tax-Exempt Fund is authorized to issue a fifth class of shares (Horizon Shares). Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X Shares and S Shares have a Distribution and Services Plan.

    The Funds' seek to provide as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal and daily liquidity. In addition, the California Tax-Exempt Fund seeks to provide income that is also exempt from California state income taxes.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund, through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and initial cost. In addition, the portfolios may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                     ACCUMULATED     ACCUMULATED
                    UNDISTRIBUTED    NET REALIZED
                         NET         GAIN/(LOSS)
                     INVESTMENT           ON
                       INCOME        INVESTMENTS
                    -------------    ------------
Tax-Exempt Fund        $52,442         $(15,746)
California Tax-
 Exempt Fund                --             (659)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Tax-Exempt Fund and California Tax-Exempt Fund had the following capital loss carryovers:

                           CAPITAL LOSS    EXPIRATION
          FUND              CARRYOVER         DATE
-------------------------  ------------    -----------
Tax-Exempt Fund              $ 16,664         1998
                               14,011         2000
                               71,218         2002
                               19,132         2003
                               36,425         2004
                               30,577         2005
                              -------
                             $188,027
                              =======
California Tax-Exempt
 Fund                        $  4,266         2004
                              =======

    To the extent that these loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year ended February 28, 1997, the California Tax-Exempt Fund utilized $32,982 of its available capital loss carryover to offset realized capital gains for federal income tax purposes, while $35,348 of capital loss carryovers expired for the Tax-Exempt Fund.

    Capital losses incurred after October 31 for the California Tax-Exempt Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and elected to defer capital losses of $6,594 after October 31, 1996.

OTHER:

    The Funds maintain a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1997, custodian fees and expenses paid by third parties were increased by $6,862 and $14,109 for the Tax-Exempt Fund and California Tax-Exempt Fund. There was no effect on net investment income. The Fund could have invested such cash amounts in income producing assets if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with its custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Bank of America is entitled to a fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS is entitled to a fee from each Fund which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion.

    The Funds have entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Currently, the California Tax-Exempt Fund is waiving 0.03% in special management fees. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service Organiza-tions may include Bank of America, BISYS and its affiliates. For the six months ended August 31, 1997, the Funds were advised that Bank of America and its affiliates and BISYS earned the following amounts pursuant to the Services Agreement and Services Plan:

                               BANK OF
                             AMERICA AND
          FUND               AFFILIATES      BISYS
-------------------------    -----------     ------
Tax-Exempt Fund               $ 162,947      $2,939
California Tax-Exempt
 Fund                           807,230      5,548

    The Funds' have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares. Fees under the Horizon Services Plan are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and its affiliates. For the six months ended August 31, 1997, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
Tax-Exempt Fund                        $ 189,273
California Tax-Exempt Fund               512,823

    The California Tax-Exempt Fund has adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of such Fund's X Shares. For the six months ended August 31, 1997 the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
California Tax-Exempt Fund              $46,481

    The Funds have adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organization for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Funds' S shares. For the period from July 8, 1997(date of inception) to August 31, 1997 the Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
Tax-Exempt Fund                         $   895
California Tax-Exempt Fund              $ 7,718

    Prior to February 28, 1997, BankAmerica Corporation obtained a letter of credit issued by a third-party financial institution which guaranteed the payment of principal and interest of a security issued by Orange County California that was held by the California Tax-Exempt Fund. This letter of credit enabled the security, together with the letter of credit, to be valued at par. BankAmerica Corporation agreed to reimburse the third-party financial institution to the extent any portion of this letter of credit is drawn down. During the year ended February 28, 1997, this letter of credit expired. The Orange County California Securities previously held by the California Tax-Exempt Fund were substituted with a new issue from Orange County, which does not require such letter of credit.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities for the Funds, BISYS Ohio earned $30,751 and $38,615 from the Tax-Exempt Fund and California Tax-Exempt Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Tax-Exempt Fund and California Tax-Exempt Fund incurred legal charges totaling $23,384 and $43,438 respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $2,471 and $1,987 for the Tax-Exempt Fund and California Tax-Exempt Fund respectively, for the six months ended August 31, 1997.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Tax-Exempt Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations. The California Tax-Exempt Fund invests substantially all of its assets in a nondiversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments.

    The Tax-Exempt Fund and the California Tax-Exempt Fund had the following concentrations by industry sector at August 31, 1997 (as a percentage of total investments):

                                      CALIFORNIA
                         TAX-EXEMPT   TAX-EXEMPT
                            FUND         FUND
                         ----------   ----------
Airport Facilities            1.5%         0.8%
Commercial Paper             16.4         22.0
Education                     6.4          1.3
General Obligations          11.7          5.8
Healthcare                   19.0          7.9
Housing Developments          7.1         14.5
Industrial Development
 Revenue                      5.2          3.6
Leases                        1.5          3.6
Miscellaneous                 2.8          0.3
Pollution Control             7.1          8.6
Power Projects                2.5           --
Revenue                      10.7         17.9
Sewer Projects                 --          4.5
Special Tax                    --          0.4
Solid Waste                   0.6           --
Transportation                3.0          5.1
Utilities                     2.1          2.0
Waste Management              1.4           --
Water Projects                1.0          1.7
                           ------       ------
                            100.0%       100.0%
                           ======       ======

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Portfolio (at $1.00 per share) for the periods indicated are summarized below:

                                        TAX-EXEMPT                          CALIFORNIA TAX-EXEMPT
                                        MONEY FUND                            MONEY MARKET FUND
                           -------------------------------------    -------------------------------------
                           SIX MONTHS ENDED                         SIX MONTHS ENDED
                           AUGUST 31, 1997        YEAR ENDED        AUGUST 31, 1997        YEAR ENDED
                             (UNAUDITED)       FEBRUARY 28, 1997      (UNAUDITED)       FEBRUARY 28, 1997
                           ----------------    -----------------    ----------------    -----------------
Pacific Horizon Shares
 Issued.................      107,335,976           230,496,897        472,684,566           917,590,384
 Reinvested.............        1,286,411             1,545,273          6,297,080            13,790,272
 Redeemed...............      (69,393,203)         (195,234,875)      (419,052,410)         (966,354,368)
                              -----------           -----------       ------------           -----------
Net
 increase/(Decrease)....       39,229,184            36,807,295         59,929,236           (34,973,712)
                              ===========           ===========       ============           ===========
Horizon Shares
 Issued.................      423,971,615           997,203,792                 --                    --
 Reinvested.............           25,652               135,161                 --                    --
 Redeemed...............     (373,441,909)       (1,035,902,063)                --                    --
                              -----------           -----------       ------------           -----------
 Net increase/
   (Decrease)...........       50,555,358           (38,563,110)                --                    --
                              ===========           ===========       ============           ===========
Horizon Service Shares
 Issued.................      248,702,939           383,339,592        877,065,089         1,184,396,760
 Reinvested.............          655,199             1,094,104          3,431,872             5,770,710
 Redeemed...............     (216,413,455)         (250,123,330)      (821,759,112)         (921,990,855)
                              -----------           -----------       ------------           -----------
Net increase............       32,944,683           134,310,366         58,737,849           268,176,615
                              ===========           ===========       ============           ===========
X Shares
 Issued.................               --                    --         45,086,213            38,320,277
 Reinvested.............               --                    --            420,087               199,395
 Redeemed...............               --                    --        (32,575,597)           (9,422,533)
                              -----------           -----------        -----------           -----------
Net increase............               --                    --         12,930,703            29,097,139(a)
                              ===========           ===========        ===========           ===========
S Shares
 Issued.................        6,552,102                    --         49,164,259                    --
 Reinvested.............            1,329                    --             12,275                    --
 Redeemed...............         (333,732)                   --        (12,322,881)                   --
                              -----------           -----------        -----------           -----------
Net increase............        6,219,699(c)                 --         36,853,653(b)                 --
                              ===========           ===========        ===========           ===========

---------------

(a) Period from October 2, 1996 (inception date) to February 28, 1997.

(b) Period from June 18, 1997 (inception date) to August 31, 1997.

(c) Period from July 8, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED                      YEAR ENDED                      PERIOD
                                     AUGUST 31,    ------------------------------------------      ENDED
                                        1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                     (UNAUDITED)       1997           1996           1995         1994(a)
                                     -----------   ------------   ------------   ------------   ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $  1.00       $   1.00       $   1.00       $   1.00          $1.00
                                       -------        -------        -------        -------        -------
Income from Investment Operations:
 Net investment income.............     0.0157         0.0290         0.0327         0.0253         0.0124
Less dividends to shareholders from
 net investment income.............    (0.0157)       (0.0290)       (0.0327)       (0.0253)       (0.0124)
                                       -------        -------        -------        -------        -------
Net change in net asset value per
 share.............................         --             --             --             --             --
                                       -------        -------        -------        -------        -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $  1.00       $   1.00       $   1.00       $   1.00          $1.00
                                       =======        =======        =======        =======        =======
Total return.......................       1.58%(d)       2.94%          3.32%          2.56%          1.25%(d)

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   126       $     86       $     50       $     37            $50
 Ratio of expenses to average net
   assets..........................       0.60%(c)       0.60%          0.63%          0.60%          0.60%(c)
 Ratio of net investment income to
   average net assets..............       3.12%(c)       2.91%          3.26%          2.47%          1.95%(c)
 Ratio of expenses to average net
   assets*.........................         (e)            (b)            (b)            (b)          0.61%(c)
 Ratio of net investment income to
   average net assets*.............         (e)            (b)            (b)            (b)          1.94%(c)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 9, 1993 (inception date) to February 28, 1994.

(b) There were no fee waivers or expense reimbursements during the period.

(c) Annualized.

(d) Not Annualized.

(e) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                    ENDED                                            YEAR ENDED
                                  AUGUST 31,      --------------------------------------------------------------------------------
                                     1997         FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 28,
                                 (UNAUDITED)          1997             1996             1995             1994             1993
                                 ------------     ------------     ------------     ------------     ------------     ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........      $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                   --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......        0.0173           0.0322           0.0359           0.0285           0.0225           0.0269
Less dividends to
 shareholders from net
 investment income...........       (0.0173)         (0.0322)         (0.0359)         (0.0285)         (0.0225)         (0.0269)
                                   --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................            --               --               --               --               --               --
                                   --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............      $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                   ========         ========         ========         ========         ========         ========
Total return.................          1.75%(c)         3.27%            3.65%            2.89%            2.27%            2.72%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)................      $    315         $    264         $    303         $    382         $    515         $    384
 Ratio of expenses to average
   net assets................          0.28%(b)         0.28%            0.31%            0.28%            0.28%            0.28%
 Ratio of net investment
   income to average net
   assets....................          3.42%(b)         3.22%            3.58%            2.81%            2.25%            2.69%
 Ratio of expenses to average
   net assets*...............            (d)              (a)              (a)              (a)            0.29%              (a)
 Ratio of net investment
   income to average net
   assets*...................            (d)              (a)              (a)              (a)            2.24%              (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Annualized.

(c) Not annualized.

(d) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                            SIX MONTHS
                              ENDED                                      YEAR ENDED
                            AUGUST 31,    ------------------------------------------------------------------------
                               1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                           (UNAUDITED)        1997           1996           1995           1994           1993
                           ------------   ------------   ------------   ------------   ------------   ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD......   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                             --------        -------        -------        -------        -------        -------
Income from Investment
 Operations:
 Net investment income....     0.0161         0.0297         0.0334         0.0260         0.0200         0.0244
Less dividends to
 shareholders from net
 investment income........    (0.0161)       (0.0297)       (0.0334)       (0.0260)       (0.0200)       (0.0244)
                             --------        -------        -------        -------        -------        -------
Net change in net asset
 value per share..........         --             --             --             --             --             --
                             --------        -------        -------        -------        -------        -------
NET ASSET VALUE PER SHARE,
 END OF PERIOD............   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                             ========        =======        =======        =======        =======        =======
Total return..............       1.62%(c)       3.01%          3.39%          2.63%          2.02%          2.47%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of
   period (millions)......   $    202       $    169       $     35       $     39       $     48       $     50
 Ratio of expenses to
   average net assets.....       0.53%(b)       0.53%          0.56%          0.53%          0.53%          0.53%
 Ratio of net investment
   income to average net
   assets.................       3.19%(b)       2.98%          3.34%          2.57%          2.04%          2.42%
 Ratio of expenses to
   average net assets*....         (d)            (a)            (a)            (a)          0.57%            (a)
 Ratio of net investment
   income to average net
   assets*................         (d)            (a)            (a)            (a)          2.00%            (a)

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b) Annualized.
(c) Not annualized.
(d) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD
                                                               ENDED
                                                          AUGUST 31, 1997
                                                          (UNAUDITED)(a)
                                                          ---------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.........      $    1.00
Income from Investment Operations:
  Net investment income................................         0.0042
Less dividends to shareholders from net investment
  income...............................................        (0.0042)
                                                              --------
Net change in net asset value per share................             --
                                                              --------
NET ASSET VALUE PER SHARE, END OF PERIOD...............      $    1.00
                                                              ========
Total return...........................................           1.55%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)...............      $       6
  Ratio of expenses to average net assets..............           0.83%(c)
  Ratio of net investment income to average net
    assets.............................................           2.77%(c)
  Ratio of expenses to average net assets*.............            (b)
  Ratio of net investment income to average net
    assets*............................................            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from July 8, 1997 (inception date) to August 31, 1997.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                              SIX MONTHS
                                 ENDED                                        YEAR ENDED
                              AUGUST 31,     ----------------------------------------------------------------------------
                                 1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                              (UNAUDITED)        1997            1996            1995            1994            1993
                              -----------    ------------    ------------    ------------    ------------    ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                --------       --------        --------        --------        --------        --------
Income from Investment
 Operations:
 Net investment income.......     0.0153         0.0284          0.0324          0.0249          0.0186          0.0224
 Net realized gains/(losses)
   on investment
   transactions..............         --             --         (0.0001)        (0.0001)         0.0002         (0.0002)
                                --------       --------        --------        --------        --------        --------
Total income from investment
 operations..................     0.0153         0.0284          0.0323          0.0248          0.0188          0.0222
Less dividends to
 shareholders from net
 investment income...........    (0.0153)       (0.0284)        (0.0324)        (0.0249)        (0.0186)        (0.0224)
                                --------       --------        --------        --------        --------        --------
Net change in net asset value
 per share...................         --             --         (0.0001)        (0.0001)         0.0002         (0.0002)
                                --------       --------        --------        --------        --------        --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                ========       ========        ========        ========        ========        ========
Total return.................       1.54%(d)       2.88%           3.29%           2.52%           1.88%           2.27%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)................  $     553       $    493        $    528        $    187        $    204        $    128
 Ratio of expenses to average
   net assets................       0.57%(c)       0.57%           0.62%           0.62%           0.66%           0.66%
 Ratio of net investment
   income to average net
   assets....................       3.03%(c)       2.83%           3.35%           2.48%           1.86%           2.21%
 Ratio of expenses to average
   net assets*...............         (b)          0.60%**         0.63%**           (a)           0.68%           0.74%
 Ratio of net investment
   income to average net
   assets*...................         (b)          2.80%             (b)             (a)           1.84%           2.13%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the years ended February 28, 1997 and February 29, 1996, the
    Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) There were no fee waivers or expense reimbursements during the period.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED
                                           AUGUST 31,     ------------------------------------------------------------
                                              1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                           (UNAUDITED)        1997            1996            1995            1994
                                           -----------    ------------    ------------    ------------    ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD...................................  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                             --------       --------        --------        --------        --------
Income from Investment Operations:
 Net investment income....................     0.0157         0.0291          0.0331          0.0256          0.0198
 Net realized gains/(losses) on investment
   transactions...........................         --             --          0.0001         (0.0001)        (0.0001)
                                             --------       --------        --------        --------        --------
Total income from investment operations...     0.0157         0.0291          0.0332          0.0255          0.0197
Less dividends to shareholders from net
 investment income........................    (0.0157)       (0.0291)        (0.0331)        (0.0256)        (0.0198)
                                             --------       --------        --------        --------        --------
Net change in net asset value per share...         --             --          0.0001         (0.0001)        (0.0001)
                                             --------       --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF PERIOD..  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                             ========       ========        ========        ========        ========
Total return..............................       1.58%(d)       2.95%           3.36%           2.59%           2.00%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions)...  $     530       $    472        $    203        $     88        $    124
 Ratio of expenses to average net
   assets.................................       0.50%(c)       0.50%           0.55%           0.55%           0.53%
 Ratio of net investment income to average
   net assets.............................       3.09%(c)       2.92%           3.43%           2.50%           1.98%
 Ratio of expenses to average net
   assets*................................         (b)            (b)           0.55%**           (a)           0.60%
 Ratio of net investment income to average
   net assets*............................         (b)            (b)           3.42%             (a)           1.91%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the year ended February 29, 1996 the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) There were no fee waivers or expense reimbursements during the period.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                              SIX
                                            MONTHS
                                             ENDED
                                           AUGUST 31,      YEAR ENDED
                                             1997          FEBRUARY 28,
                                           (UNAUDITED)       1997 (a)
                                           ---------       ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD................................   $   1.00          $   1.00
Income from Investment Operations:
  Net investment income.................     0.0142            0.0107
Less dividends to shareholders from net
  investment income.....................    (0.0142)          (0.0107)
                                           --------          --------
Net change in net asset value per
  share.................................         --                --
                                           --------          --------
NET ASSET VALUE PER SHARE, END OF
  PERIOD................................   $   1.00          $   1.00
                                           ========          ========
Total return............................       1.85% (d)         1.09%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)..........................   $     42          $     29
  Ratio of expenses to average net
    assets..............................       0.80% (c)         0.80%(c)
  Ratio of net investment income to
    average net assets..................       2.81% (c)         2.66%(c)
  Ratio of expenses to average net
    assets*.............................         (b )              (b)
  Ratio of net investment income to
    average net assets*.................         (b )              (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from October 2, 1996 (inception date) to February 29, 1997.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                 PERIOD
                                                                 ENDED
                                                            AUGUST 31, 1997
                                                             (UNAUDITED)(a)
                                                            ----------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........       $   1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0057
Less dividends to shareholders from net investment
  income.................................................        (0.0057)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................       $   1.00
                                                                ========
Total return.............................................           1.85%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................       $     37
  Ratio of expenses to average net assets................           0.80%(c)
  Ratio of net investment income to average net assets...           2.65%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from June 18, 1997 (inception date) to August 31, 1997.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                        --------------
                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237
                                                        --------------

                         [PACIFIC HORIZON FUNDS LOGO]

                      Provident Distributor, Inc., Distributor

     IST-0038 10/97

                          PACIFIC HORIZON FUNDS, INC.




                               SRF SHARES OF THE

                             Asset Allocation Fund

                                 Blue Chip Fund

                             Intermediate Bond Fund



                          PACIFIC HORIZON FUNDS, INC.

                                   Prime Fund




                               SEMI-ANNUAL REPORT
                                August 31, 1997




                                NOT FDIC INSURED

                   Provident Distributors, Inc., Distributor



                         PACIFIC  HORIZON  FUNDS,  INC.

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                               CONTENTS

                              .  ECONOMIC REVIEW                       2-3
                              .  PACIFIC HORIZON ASSET ALLOCATION
                              .    FUND
                              .    Portfolio of Investments           4-10
                              .    Statement of Assets and
                              .      Liabilities                        11
                              .    Statement of Operations              12
                              .    Statements of Changes
                              .      in Net Assets                      13
                              .  PACIFIC HORIZON BLUE CHIP FUND AND
                              .    PACIFIC HORIZON INTERMEDIATE BOND
                              .    FUND
                              .    Statements of Assets and
                              .      Liabilities                     14-15
                              .    Statements of Operations          16-17
                              .    Statements of Changes
                              .      in Net Assets                   18-19
                              .    Notes to Financial Statements     20-28
                              .    Financial Highlights              29-41
                              .  MASTER INVESTMENT TRUST -- SERIES I
                              .    Portfolios of Investments         42-47
                              .    Statements of Assets
                              .      and Liabilities                 48-49
                              .    Statements of Operations          50-51
                              .    Statements of Changes
                              .      in Net Assets                   52-53
                              .    Notes to Financial Statements     54-56
                              .    Supplementary Data                57-58
                              .  PACIFIC HORIZON PRIME FUND
                              .    Portfolio of Investments          59-67
                              .    Statement of Assets
                              .      and Liabilities                    68
                              .    Statement of Operations              69
                              .    Statements of Changes
                              .      in Net Assets                      70
                              .    Notes to Financial Statements     71-77
                              .    Financial Highlights              78-83

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
COMMON STOCKS -- 57.5%
AEROSPACE/AIRLINES -- 0.9%
 AMR Corporation**.................................................          4,800     $    483,600
 Boeing Co.........................................................         29,700        1,616,794
                                                                                       ------------
                                                                                          2,100,394
                                                                                       ------------
ALUMINUM -- 0.3%
 Aluminum Company of America.......................................          7,500          616,875
                                                                                       ------------
AUTOMOBILES -- 0.8%
 Ford Motor Co. ...................................................         20,900          898,700
 General Motors Corp. .............................................         16,600        1,041,650
                                                                                       ------------
                                                                                          1,940,350
                                                                                       ------------
BANKS -- 3.8%
 Banc One Corp. ...................................................         45,400        2,434,575
 Chase Manhattan Corp. ............................................         16,900        1,879,069
 Citicorp..........................................................         14,300        1,825,037
 U.S.Bancorp.......................................................         10,192          892,437
 Wells Fargo & Co. ................................................          6,400        1,627,200
                                                                                       ------------
                                                                                          8,658,318
                                                                                       ------------
BEVERAGES -- 1.0%
 Coca-Cola Co. ....................................................         39,600        2,269,575
                                                                                       ------------
BUILDING MATERIALS -- 0.3%
 Masco Corp .......................................................         15,700          697,669
                                                                                       ------------
CHEMICALS -- 1.6%
 E.I. Du Pont De Nemours & Co. ....................................         20,200        1,258,712
 Monsanto Corp. ...................................................         34,700        1,524,631
 Praxair, Inc. ....................................................         15,800          844,312
                                                                                       ------------
                                                                                          3,627,655
                                                                                       ------------
COMPUTER SOFTWARE/HARDWARE -- 3.0%
 IBM...............................................................         13,800        1,392,075
 Microsoft Corp. ..................................................         31,400        4,150,688
 Seagate Technology, Inc.**........................................         34,700        1,325,106
                                                                                       ------------
                                                                                          6,867,869
                                                                                       ------------
CONTAINERS & PACKAGING -- 0.2%
 Bemis Co., Inc. ..................................................          9,300          408,619
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
COSMETICS/HOUSEHOLD PRODUCTS -- 2.1%
 Colgate-Palmolive Co. ............................................          7,600     $    476,900
 Gillette Co. .....................................................         16,000        1,325,000
 Newell Co. .......................................................         19,600          771,750
 Procter & Gamble Co. .............................................         16,000        2,129,000
                                                                                       ------------
                                                                                          4,702,650
                                                                                       ------------
ELECTRONIC PRODUCTS -- 2.2%
 General Electric Co. .............................................         79,200        4,950,000
                                                                                       ------------
ELECTRONIC SEMICONDUCTORS -- 2.6%
 Intel Corp. ......................................................         49,400        4,550,975
 National Semiconductor Corp.**....................................         41,900        1,435,075
                                                                                       ------------
                                                                                          5,986,050
                                                                                       ------------
FINANCIAL SERVICES -- 4.4%
 American Express..................................................         25,700        1,998,175
 First Data Corp. .................................................         57,500        2,361,094
 Household International, Inc. ....................................         23,900        2,651,406
 Morgan Stanley Group, Inc. .......................................         63,600        3,060,750
                                                                                       ------------
                                                                                         10,071,425
                                                                                       ------------
FOOD -- 2.1%
 Archer Daniels Midland Co.........................................         40,845          883,273
 Kellogg Co. ......................................................         19,600          877,100
 Pioneer Hi-Bred International, Inc. ..............................          8,900          762,619
 Ralston Purina Group..............................................          9,800          882,000
 Sara Lee Corp. ...................................................         20,300          817,075
 W.M. Wrigley Jr., Co. ............................................          7,400          536,500
                                                                                       ------------
                                                                                          4,758,567
                                                                                       ------------
GAS UTILITIES -- 0.8%
 Columbia Gas System, Inc. ........................................         27,400        1,808,400
                                                                                       ------------
HOSPITAL CARE -- 0.7%
 Abbott Laboratories...............................................          8,800          527,450
 Becton Dickinson & Co. ...........................................         11,500          551,281
 Johnson & Johnson Co. ............................................          8,600          487,512
                                                                                       ------------
                                                                                          1,566,243
                                                                                       ------------
HOTELS & MOTELS -- 0.8%
 HFS, Inc.**.......................................................         24,200        1,347,637
 ITT Corp.**.......................................................          8,200          515,062
                                                                                       ------------
                                                                                          1,862,699
                                                                                       ------------
INSURANCE-PROPERTY & CASUALTY -- 1.0%
 American International Group, Inc.................................          6,900          651,187
 Chubb Corp. ......................................................         23,800        1,591,625
                                                                                       ------------
                                                                                          2,242,812
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
LEISURE -- 0.7%
 Disney (Walt) Co..................................................         12,400     $    952,475
 Hilton Hotels Corp. ..............................................         10,700          328,356
 Mattel, Inc. .....................................................          9,300          310,969
                                                                                       ------------
                                                                                          1,591,800
                                                                                       ------------
MANUFACTURING-MACHINERY -- 1.2%
 General Signal Corp. .............................................         29,400        1,275,225
 Illinois Tool Works, Inc. ........................................         29,300        1,417,387
                                                                                       ------------
                                                                                          2,692,612
                                                                                       ------------
MEDIA -- 0.9%
 ACNielsen Corp.**.................................................              1               23
 Gannett, Inc. ....................................................          3,200          311,800
 McGraw Hill Companies.............................................          5,900          361,744
 Time Warner, Inc. ................................................         13,000          669,500
 Tribune Co. ......................................................         13,000          642,687
                                                                                       ------------
                                                                                          1,985,754
                                                                                       ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
 Boston Scientific Corp.**.........................................          3,700          260,850
 Guidant Corp. ....................................................          8,700          763,969
 U.S. Surgical Corp. ..............................................         18,600          612,637
                                                                                       ------------
                                                                                          1,637,456
                                                                                       ------------
MULTI-INDUSTRY -- 2.1%
 Corning Glass, Inc................................................         18,200          962,325
 Tenneco, Inc.**...................................................         30,200        1,466,587
 Tyco International Ltd. ..........................................         29,500        2,313,906
                                                                                       ------------
                                                                                          4,742,818
                                                                                       ------------
NATURAL ENERGY -- 1.0%
 Coastal Corp. ....................................................         17,100          987,525
 Consolidated Natural Gas Co. .....................................         22,000        1,299,375
                                                                                       ------------
                                                                                          2,286,900
                                                                                       ------------
OIL DOMESTIC & CRUDE -- 0.5%
 Pennzoil Co.......................................................         14,300        1,103,781
                                                                                       ------------
OIL INTERNATIONAL -- 2.9%
 Chevron Corp. ....................................................         10,500          813,094
 Exxon Corp. ......................................................         33,500        2,049,781
 Mobil Corp. ......................................................         15,800        1,149,450
 Texaco, Inc. .....................................................          7,700          887,425
 Williams Cos., Inc. ..............................................         22,600        1,052,312
 USX Marathon Corp. ...............................................         20,600          670,788
                                                                                       ------------
                                                                                          6,622,850
                                                                                       ------------
OIL SERVICE -- 0.9%
 Halliburton Co. ..................................................         21,800        1,040,950
 Schlumberger, Ltd. ...............................................         11,800          899,012
                                                                                       ------------
                                                                                          1,939,962
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
PAPER PRODUCTS -- 1.9%
 Champion International Corp. .....................................         10,900     $    645,144
 Ikon Office Solutions, Inc. ......................................         51,100        1,328,600
 International Paper Co. +.........................................         16,200          854,550
 Kimberly-Clark Corp. .............................................         15,100          716,306
 Mead Corp. .......................................................         11,200          794,500
                                                                                       ------------
                                                                                          4,339,100
                                                                                       ------------
PHARMACEUTICALS -- 5.8%
 American Home Products Corp.......................................         22,800        1,641,600
 Amgen, Inc.**.....................................................         10,800          535,275
 Bristol-Meyers Squibb Co. ........................................         31,200        2,371,200
 Lilly, (Eli) & Co. ...............................................         14,700        1,537,987
 Medtronic, Inc. ..................................................          8,800          795,300
 Merck & Co., Inc. ................................................         26,300        2,414,669
 Pfizer, Inc. .....................................................         32,600        1,805,225
 Schering-Plough Corp. ............................................         17,800          854,400
 Warner Lambert Co. ...............................................          9,100        1,156,269
                                                                                       ------------
                                                                                         13,111,925
                                                                                       ------------
PHOTOGRAPHY -- 0.2%
 Eastman Kodak Co. ................................................          5,900          385,713
                                                                                       ------------
RAILROADS -- 0.7%
 Burlington Northern Santa Fe......................................          6,200          568,463
 Caliber Systems, Inc. ............................................         14,500          605,375
 Union Pacific Corp. ..............................................          6,500          422,094
                                                                                       ------------
                                                                                          1,595,932
                                                                                       ------------
RESTAURANTS -- 0.4%
 McDonald's Corp. .................................................         18,000          851,625
                                                                                       ------------
RETAIL -- 2.2%
 CVS Corp. ........................................................         18,000        1,014,750
 Home Depot, Inc. .................................................         22,500        1,061,719
 Nordstrom, Inc. ..................................................         16,300          953,550
 Wal-Mart Stores, Inc. ............................................         54,800        1,945,400
                                                                                       ------------
                                                                                          4,975,419
                                                                                       ------------
RETAIL-MANUFACTURING -- 0.4%
 Costco Companies, Inc.............................................         23,500          847,469
                                                                                       ------------
TELECOMMUNICATIONS -- 2.7%
 3 Com Corp. **....................................................         33,000        1,647,937
 Cisco Systems, Inc.**.............................................         31,700        2,389,388
 Motorola, Inc. ...................................................         29,400        2,157,225
                                                                                       ------------
                                                                                          6,194,550
                                                                                       ------------
TELEPHONE -- 2.6%
 Bell Atlantic Corp. ..............................................         13,440          972,720
 GTE Corp. ........................................................         31,800        1,417,088
 MCI Communications Corp. .........................................         46,200        1,316,700
 WorldCom, Inc.**..................................................         74,000        2,215,375
                                                                                       ------------
                                                                                          5,921,883
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
TOBACCO -- 1.1%
 Philip Morris Cos., Inc. .........................................         57,350     $  2,501,894
                                                                                       ------------
TOTAL COMMON STOCK
 (COST $101,837,099)...............................................                     130,465,613
                                                                                       ------------

                                      RATINGS
                                    S&P/MOODY'S                MATURITY     PRINCIPAL         VALUE
           DESCRIPTION              (UNAUDITED)     RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------   ------------    -----      --------     ----------     ------------
CORPORATE OBLIGATIONS -- 13.9%

CORPORATE BONDS -- 10.4%
 AESOP Funding II Series 1997-1,
   Class A1......................     AAA/Aaa        6.22%     10/20/01     $1,000,000     $    998,907
 Citibank Credit Card Master
   Trust, ZCB....................     AAA/Aaa        0.00%     02/07/03      3,500,000        2,782,509
 Citibank Credit Card Master
   Trust I, ZCB..................      NR/Aaa        0.00%     08/15/06      2,000,000        1,247,730
 Finova Capital Corp.............     A-/Baa1        6.63%     09/15/01      3,500,000        3,482,500
 First Union Corp................      A-/A2         6.55%     10/15/05      3,600,000        3,532,500
 Ford Motor Credit Co............      A+/A1         5.75%     01/25/01      2,500,000        2,443,750
 General Motors Acceptance
   Corp..........................      A-/A3         7.13%     05/01/01      2,000,000        2,032,500
 General Motors Acceptance
   Corp..........................      A-/A3         6.88%     07/15/01      2,000,000        2,017,500
 Sears Roebuck Acceptance Corp...      A-/A2         7.00%     06/15/07      1,500,000        1,501,875
 The Money Storetrust 1996-B.....     AAA/Aaa        7.38%     05/15/17      3,500,000        3,567,276
                                                                                           ------------
                                                                                             23,607,047
                                                                                           ------------
MEDIUM TERM NOTES -- 3.5%
 Bear Stearns....................       A2/A         6.50%     07/05/00      1,500,000        1,501,875
 Chrysler Financial Corp.........      A3/A-         5.63%     02/16/01      2,500,000        2,428,125
 Fuji Bank.......................      A3/NR         7.30%     03/29/49      1,500,000        1,509,109
 PaineWebber Group...............    BBB+/Baa1       7.02%     02/10/04      2,500,000        2,484,375
                                                                                           ------------
                                                                                              7,923,484
                                                                                           ------------
TOTAL CORPORATE OBLIGATIONS
 (COST $31,295,447)..............                                                            31,530,531
                                                                                           ------------
U.S. GOVERNMENT OBLIGATIONS -- 8.6%
U.S. TREASURY BONDS -- 5.5%
 U.S. Treasury Bond..............                   10.38%*    11/15/12      6,100,000        7,816,783
 U.S. Treasury Bond..............                    8.13%*    08/15/21      4,000,000        4,672,520
                                                                                           ------------
                                                                                             12,489,303
U.S. TREASURY NOTES -- 3.1%
 U.S. Treasury Note..............                    6.25%*    02/15/07      7,100,000        7,015,580
                                                                                           ------------
 TOTAL U.S. GOVERNMENT
   OBLIGATIONS
   (COST $19,321,287)............                                                            19,504,883
                                                                                           ------------

---------------
See Notes to Financial Statements.

                                                                   MATURITY     PRINCIPAL         VALUE
           DESCRIPTION                                  RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------                       -----      --------     ----------     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
 Federal Home Loan Mortgage
   Corporation Pool #G10304......                        6.50%     04/01/09     $  778,164     $    771,112
 Federal Home Loan Mortgage
   Corporation Pool #E60891......                        6.50%     07/01/10      2,842,654        2,816,893
 Federal Home Loan Mortgage
   Corporation Pool #297505......                        8.00%     06/01/17         11,936           12,424
 Federal Home Loan Mortgage
   Corporation Pool #533301......                       10.50%     04/01/19         24,584           27,142
 Federal Home Loan Mortgage
   Corporation Pool #544066......                        8.00%     12/01/19          9,614            9,971
 FNCL Pool #325602...............                        6.50%     10/01/10        496,238          491,430
 FNCL Pool #313349...............                       10.00%     01/01/27      1,276,365        1,390,042
 Federal National Mortgage
   Association Pool #1997-M5
   Cl-C..........................                        6.74%     08/25/07      2,000,000        2,009,373
 Federal National Mortgage
   Association Pool #251116......                        8.00%     07/27/27      7,370,200        7,568,274
 Government National Mortgage
   Association Pool #146301......                       10.00%     02/15/16         81,890           90,206
 GNSF Pool #278853...............                        9.00%     11/15/19        304,237          328,006
 GNSF Pool #276635...............                        9.00%     12/15/19        233,202          251,421
 GNSF Pool #780330...............                        9.00%     12/15/19      1,216,634        1,305,600
 GNSF Pool #283578...............                        8.00%     01/15/20         75,287           78,440
 GNSF Pool #231236...............                        9.00%     01/15/20        234,199          252,496
 GNSF Pool #258039...............                        9.00%     01/15/20        225,154          242,744
 GNSF Pool #234214...............                        8.00%     03/15/20         99,003          103,149
 GNSF Pool #318567...............                        8.00%     01/15/22         14,342           14,861
 GNSF Pool #317257...............                        8.00%     02/15/22         13,551           14,029
 GNSF Pool #312656...............                        8.00%     02/15/22        436,628          452,183
 GNSF Pool #316108...............                        8.00%     03/15/22        444,327          460,017
 GNSF Pool #316859...............                        8.00%     03/15/22        728,299          753,790
 GNSF Pool #311456...............                        8.00%     04/15/22        495,950          513,153
 GNSF Pool #321799...............                        8.00%     04/15/22        381,408          394,639
 GNSF Pool #323085...............                        8.00%     05/15/22        860,319          890,162
 GNSF Pool #373336...............                        7.50%     05/15/22        659,662          668,938
 GNSF Pool #350519...............                        7.00%     06/15/23         17,605           17,490
 GNSF Pool #373346...............                        7.50%     06/15/22        760,065          770,754
 GNSF Pool #388995...............                        7.50%     07/15/22        826,999          838,629
 GNSF Pool #389002...............                        7.50%     08/15/22        620,592          629,319
 GNSF Pool #342065...............                        8.00%     11/15/22        301,841          311,933
 GNSF Pool #295283...............                        7.50%     11/15/22        882,581          895,268
 GNSF Pool #780227...............                        8.00%     12/15/22        180,925          186,692
 GNSF Pool #326465...............                        7.00%     11/15/23      1,013,059        1,006,411
 GNSF Pool #369671...............                        7.00%     12/15/23      2,132,316        2,118,322
 GNSF Pool #371045...............                        8.00%     02/15/24        261,217          269,869
 FGLMC Pool #D66935..............                        7.50%     01/01/26        357,923          362,061
 FGLMC Pool #D66969..............                        7.50%     01/01/26        813,508          823,931
 FGLMC Pool #D68671..............                        7.50%     02/01/26        551,507          557,884
 FGLMC Pool #D70402..............                        7.50%     03/01/26         96,822           98,093
 FGLMC Pool #D69671..............                        7.50%     03/01/26         30,348           30,728
 FGLMC Pool #D69839..............                        7.50%     04/01/26        458,268          463,996
 FGLMC Pool #D69930..............                        7.50%     04/01/26        438,241          443,719
 FGLMC Pool #D70086..............                        7.50%     04/01/26        510,248          516,626
 FGLMC Pool #D71116..............                        7.50%     05/01/26         96,875           98,086
 FGLMC Pool #D71404..............                        7.50%     05/01/26      1,257,210        1,272,925
                                                                                               ------------

TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
 (COST $33,369,770)..............                                                                33,623,231
                                                                                               ------------

---------------
See Notes to Financial Statements.

                                                                   MATURITY     PRINCIPAL         VALUE
           DESCRIPTION                                  RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------                       ------     ----------   ------------   ------------
CERTIFICATES OF DEPOSIT -- 3.2%
 BHP Finance +...................                        6.42%     03/01/26     $4,000,000     $  3,955,000
 National Westminster Bank,
   PLC...........................                        9.45%     05/01/01      3,000,000        3,277,500
                                                                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
 (COST $7,116,612)...............                                                                 7,232,500
                                                                                               ------------

                                                                         SHARES
                                                                       -----------
TEMPORARY INVESTMENTS -- 1.7%
 Temporary Investment Cash Fund....................................      1,938,051        1,938,051
 Temporary Investment Fund.........................................      1,938,051        1,938,051
                                                                                       ------------
TOTAL TEMPORARY INVESTMENTS
 (COST $3,876,102).................................................                       3,876,102
                                                                                       ------------
TOTAL INVESTMENTS -- 99.7%
 (COST $196,816,317)(A)............................................                     226,232,860
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%......................                         764,984
                                                                                       ------------
NET ASSETS -- 100.0%...............................................                    $226,997,844
                                                                                       ============

---------------

Percentages indicated are based on net assets of $226,997,844.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.................................   $31,246,990
            Unrealized depreciation.................................    (1,830,447)
                                                                       -----------
            Net unrealized appreciation.............................   $29,416,543
                                                                       =============

(ZCB) -- Zero Coupon Bond.
 * Effective Yield.
** Non-income producing security.
 + Foreign Issuer.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $196,816,317)..........................    $226,232,860
 Interest and dividends receivable...............................................       1,361,543
 Receivable for capital shares sold..............................................         262,062
 Receivable for investment securities sold.......................................       4,233,696
 Deferred organization costs.....................................................             946
 Prepaid expenses................................................................           6,360
                                                                                     ------------
Total Assets.....................................................................     232,097,467
                                                                                     ------------
LIABILITIES:
 Payable for capital shares redeemed.............................................         146,130
 Payable for investment securities purchased.....................................       4,603,405
 Investment advisory fees payable................................................          72,161
 Administration fees payable.....................................................          58,997
 Shareholder service fees payable (A and K Shares)...............................          78,922
 12b-1 fees payable (K Shares)...................................................             374
 Transfer agent fees payable.....................................................          17,811
 Other accrued expenses..........................................................         121,823
                                                                                     ------------
Total Liabilities................................................................       5,099,623
                                                                                     ------------
NET ASSETS.......................................................................    $226,997,844
                                                                                     ============
Net Assets:
 A Shares........................................................................    $ 40,862,581
 K Shares........................................................................         866,502
 SRF Shares......................................................................     185,268,761
                                                                                     ------------
Total............................................................................    $226,997,844
                                                                                     ============
Shares Outstanding ($0.001 par value, 400 million shares authorized):
 A Shares........................................................................       2,015,318
 K Shares........................................................................          42,765
 SRF Shares......................................................................      11,598,114
                                                                                     ------------
Total............................................................................      13,656,197
                                                                                     ============
NET ASSET VALUE
 A Shares -- redemption price per share..........................................    $      20.28
                                                                                     ============
 Maximum Sales Charge (A Shares).................................................           4.50%
 Maximum Offering Price (A Shares) (Net Asset Value of A Shares / (100%-Maximum
   Sales Charge))................................................................    $      21.24
                                                                                     ============
 K Shares -- offering and redemption price per share.............................    $      20.26
                                                                                     ============
 SRF Shares -- offering and redemption price per share...........................    $      15.97
                                                                                     ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par..................................................    $     13,656
 Additional paid-in capital......................................................     191,213,624
 Distributions in excess of net investment income................................        (303,679)
 Accumulated net realized gains on investment transactions.......................       6,657,700
 Net unrealized appreciation on investments......................................      29,416,543
                                                                                     ------------
NET ASSETS, AUGUST 31, 1997......................................................    $226,997,844
                                                                                     ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income from Master Investment Trust, Series I -- Asset Allocation
 Portfolio (a):
 Interest income.................................................................    $    339,911
 Dividend income.................................................................          98,956
                                                                                     ------------
                                                                                          438,867
                                                                                     ------------
 Expenses........................................................................          30,161
 Less: Fee waivers and expense reimbursements....................................          (2,355)
                                                                                     ------------
                                                                                           27,806
                                                                                     ------------
Net Investment Income from Master Investment Trust,
 Series I -- Asset Allocation Portfolio..........................................         411,061
 Interest income.................................................................       1,268,273
 Dividend income.................................................................         360,455
                                                                                     ------------
Total Income.....................................................................       2,039,789
                                                                                     ------------
EXPENSES:
 Advisory fees...................................................................         176,810
 Administration fees.............................................................          84,875
 Administrative and Shareholder service fees (K Shares)..........................           1,027
 Shareholder service fees (A Shares).............................................          48,020
 Shareholder service fees (SRF Shares)...........................................          90,661
 12b-1 fees (K Shares)...........................................................           2,059
 Accounting fees.................................................................          28,692
 Custodian fees..................................................................           2,774
 Transfer Agent fees.............................................................          39,410
 Registration fees...............................................................          22,960
 Reports to shareholders.........................................................          29,778
 Amortization of organization costs..............................................          12,880
 Audit fees......................................................................           8,172
 Legal fees......................................................................           1,086
 Directors' fees.................................................................           1,260
 Other expenses..................................................................           2,900
                                                                                     ------------
   Total Expenses................................................................         553,364
Less: Fee waivers and expense reimbursements.....................................         (17,925)
                                                                                     ------------
 Total Net Expenses..............................................................         535,439
                                                                                     ------------
NET INVESTMENT INCOME............................................................       1,504,350
                                                                                     ------------
REALIZED / UNREALIZED GAINS ON INVESTMENTS (a):
 Net realized gains on investment transactions...................................       9,506,400
 Net change in unrealized appreciation on investments............................      26,567,078
                                                                                     ------------
Net realized / unrealized gains on investments...................................      36,073,478
                                                                                     ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................    $ 37,577,828
                                                                                     ============

---------------

(a) On June 23, 1997, the Asset Allocation Fund withdrew its investment in the Master Investment Trust, Series I and invested directly in investment securities.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                  ENDED
                                                                AUGUST 31,     YEAR ENDED
                                                                   1997       FEBRUARY 28,
                                                               (UNAUDITED)        1997
                                                               ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.......................................  $ 1,504,350    $  712,729
 Net realized gain on investment transactions................    9,506,400     2,440,559
 Net change in unrealized appreciation on investments........   26,567,078     1,517,990
                                                               ------------   ------------
 Change in net assets resulting from operations..............   37,577,828     4,671,278
                                                               ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   A Shares..................................................     (418,386)     (682,373)
   K Shares..................................................       (7,432)       (3,691)  (a)
   SRF Shares (b)............................................   (1,519,657)           --
 Net realized gains from investment transactions
   A Shares..................................................   (1,684,638)     (998,763)
   K Shares..................................................      (38,229)      (15,739)  (a)
   SRF Shares (b)............................................   (2,845,904)           --
                                                               ------------   ------------
Change in net assets from shareholder distributions..........   (6,514,246)   (1,700,566)
                                                               ------------   ------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued.................................  167,089,824    15,869,326
 Dividends reinvested........................................    2,046,050     1,651,877
 Cost of shares redeemed.....................................   (8,787,396)   (7,260,804)
                                                               ------------   ------------
Change in net assets from capital share transactions.........  160,348,478    10,260,399
                                                               ------------   ------------
Change in net assets.........................................  191,412,060    13,231,111

NET ASSETS
 Beginning of Period.........................................   35,585,784    22,354,673
                                                               ------------   ------------
 End of Period (including distributions in excess of $303,679 and undistributed net investment income of $137,447,
   respectively.)............................................  $226,997,844   $35,585,784
                                                               ============   ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) On June 23, 1997, Asset Allocation Fund of the Seafirst Retirement Funds withdrew its investment in Master Investment Trust, Series I and merged its assets with the Asset Allocation Fund creating a new class of SRF Shares on that date.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Master Investment Trust, Series I -- Blue Chip
    Portfolio, at value.............................................   $538,657,972
  Prepaid expenses..................................................         35,671
                                                                       ------------
Total Assets........................................................    538,693,643
                                                                       ------------
LIABILITIES:
  Dividend payable..................................................          4,020
  Administration fees...............................................         69,781
  Transfer agent fees payable.......................................         47,718
  Shareholder service fees payable (A, K and SRF Shares)............         55,144
  Audit fees payable................................................         12,242
  Fund accounting fees and expense payable..........................         11,919
  Legal fees payable................................................         18,438
  Other accrued expenses............................................         91,342
                                                                       ------------
Total Liabilities...................................................        310,604
                                                                       ------------
NET ASSETS..........................................................   $538,383,039
                                                                       ============
Net Assets
  A Shares..........................................................   $216,029,073
  K Shares..........................................................      3,066,143
  SRF Shares........................................................    319,287,823
                                                                       ------------
Total...............................................................   $538,383,039
                                                                       ============
Shares Outstanding ($0.001 par value, 300 million shares
  authorized):
  A Shares..........................................................      8,002,386
  K Shares..........................................................        113,795
  SRF Shares........................................................     13,226,292
                                                                       ------------
Total...............................................................     21,342,473
                                                                       ============
NET ASSET VALUE:
  A Shares -- redemption price per share............................         $27.00
  Maximum Sales Charge (A Shares)...................................           4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge)).................................         $28.27
                                                                       ============
  K Shares -- offering and redemption price per share...............         $26.94
                                                                       ============
  SRF Shares -- offering and redemption price per share.............         $24.14
                                                                       ============
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par....................................   $     21,342
  Additional paid-in capital........................................    416,754,130
  Distributions in excess of net investment income..................       (181,737)
  Accumulated net realized gains on investment transactions.........     22,587,253
  Net unrealized appreciation on investments........................     99,202,051
                                                                       ------------
NET ASSETS, AUGUST 31, 1997.........................................   $538,383,039
                                                                       ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Master Investment Trust, Series I --
    Investment Grade Bond Portfolio, at value...........................  $71,907,385
  Deferred organization costs and prepaid expenses......................        2,410
                                                                          -----------
Total Assets............................................................   71,909,795
                                                                          -----------
LIABILITIES:
  Reports to shareholders expenses payable..............................       46,269
  Fund accounting fees and expenses payable.............................        9,218
  Audit fees payable....................................................        7,622
  Transfer agent fees payable...........................................       11,839
  Other accrued expenses................................................       30,216
                                                                          -----------
Total Liabilities.......................................................      105,164
                                                                          -----------
NET ASSETS..............................................................  $71,804,631
                                                                          ===========
Net Assets:
  A Shares..............................................................  $35,305,694
  K Shares..............................................................      415,143
  SRF Shares............................................................   36,083,794
                                                                          -----------
Total...................................................................  $71,804,631
                                                                          ===========
Shares Outstanding ($0.001 par value, and 300 million shares authorized):
  A Shares..............................................................    3,678,885
  K Shares..............................................................       43,280
  SRF Shares............................................................    3,359,281
                                                                          -----------
Total...................................................................    7,081,446
                                                                          ===========
NET ASSET VALUE
  A Shares -- redemption price per share................................        $9.60
                                                                          ===========
  Maximum Sales Charge (A Shares).......................................         4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge)).....................................       $10.05
                                                                          ===========
  K Shares -- offering and redemption price per share...................        $9.59
                                                                          ===========
  SRF Shares -- offering and redemption price per share.................       $10.74
                                                                          ===========
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par........................................  $     7,081
  Additional paid-in capital............................................   74,309,647
  Distributions in excess of net investment income......................      (10,633)
  Accumulated net realized losses on investment transactions............   (2,803,251)
  Net unrealized depreciation on investments............................      301,787
                                                                          -----------
NET ASSETS, AUGUST 31, 1997.............................................  $71,804,631
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Investment Income from Master Investment Trust, Series I -- Blue
    Chip Portfolio:
      Dividend income................................................   $  2,668,734
      Interest income................................................        254,784
                                                                        ------------
                                                                           2,923,518
      Expenses.......................................................      1,039,153
                                                                        ------------
Net Investment Income from Master Investment Trust, Series I -- Blue
  Chip Portfolio.....................................................      1,884,365
                                                                        ------------
EXPENSES:
  Shareholder service fees (A Shares)................................        231,243
  Shareholder service fees (K Shares)................................          2,800
  Shareholder service fees (SRF Shares)..............................        155,322
  12b-1 fees (K Shares)..............................................          5,598
  Administration fees................................................        233,232
  Transfer Agent fees................................................        136,079
  Registration fees..................................................         23,592
  Reports to shareholders............................................         64,355
  Fund accounting fees and expenses..................................         30,564
  Amortization of organization costs.................................         14,168
  Audit fees.........................................................          3,570
  Legal fees.........................................................          6,271
  Directors' fees....................................................          2,291
  Other expenses.....................................................         39,446
                                                                        ------------
        Total Expenses...............................................        948,531
Less: Fee waivers and expense reimbursements.........................       (221,475)
                                                                        ------------
  Total Net Expenses.................................................        727,056
                                                                        ------------
NET INVESTMENT INCOME................................................      1,157,309
                                                                        ------------
REALIZED/UNREALIZED GAINS ON INVESTMENTS FROM INVESTMENT TRUST,
  SERIES I -- BLUE CHIP PORTFOLIO:
    Net realized gains on investment transactions....................     32,224,675
    Net change in unrealized appreciation on investments.............     80,612,767
                                                                        ------------
Net realized/unrealized gains on investments from Master Investment
  Trust, Series I -- Blue Chip Portfolio.............................    112,837,442
                                                                        ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $113,994,751
                                                                        ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income from Master Investment Trust, Series I --
  Investment Grade Bond Portfolio:
  Interest Income...................................................   $ 1,403,839
                                                                       -----------
  Expenses..........................................................        73,190
  Less: Fee waivers and expense reimbursements......................       (42,931)
                                                                       -----------
                                                                            30,259
                                                                       -----------
Net Investment Income from Master Investment Trust,
  Series I -- Investment Grade Bond Portfolio.......................     1,373,580
                                                                       -----------
EXPENSES:
  Registration fees.................................................        25,769
  Shareholder service fees (A Shares)...............................        36,384
  Shareholder service fees (K Shares)...............................           465
  Shareholder service fees (SRF Shares).............................        17,401(a)
  12b-1 fees (K Shares).............................................           938
  Administration fees...............................................        32,369
  Transfer Agent fees...............................................        22,010
  Fund accounting fees and expenses.................................        28,650
  Reports to shareholders...........................................        33,866
  Amortization of organization costs................................        15,088
  Audit fees........................................................         6,982
  Legal fees........................................................           718
  Directors fees....................................................           285
  Other operating expenses..........................................         3,103
                                                                       -----------
        Total Expenses..............................................       224,028
Less: Fee waivers and reimbursements................................       (64,175)
                                                                       -----------
Total Net Expenses..................................................       159,853
                                                                       -----------
NET INVESTMENT INCOME...............................................     1,213,727
                                                                       -----------
REALIZED / UNREALIZED GAINS (LOSSES) ON INVESTMENTS FROM MASTER
  INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
  Net realized losses on investment transactions....................    (2,642,763)
  Net change in unrealized depreciation on investments..............       429,712
                                                                       -----------
Net realized / unrealized losses on investments from Master
  Investment Trust Series I -- Investment Grade Bond Portfolio......    (2,213,051)
                                                                       -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $  (999,324)
                                                                       ===========

(a) Seafirst Retirement Funds were reorganized into the Pacific Horizon Funds on June 23, 1997, creating the SRF Shares.

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 1997        YEAR ENDED
                                                    (UNAUDITED)       FEBRUARY 28, 1997
                                                  ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income........................     $  1,157,309        $   1,022,481
  Net realized gains on investment
    transactions...............................       32,224,675           14,059,189
  Net change in unrealized appreciation on
    investments................................       80,612,767           12,101,556
                                                    ------------         ------------
  Change in net assets resulting from
    operations.................................      113,994,751           27,183,226
                                                    ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
        A Shares...............................         (556,688)            (980,276)
        K Shares...............................           (2,671)                (998)(a)
        SRF Shares (b).........................         (957,833)                  --
    Net realized gains from investment
      transactions:
        A Shares...............................      (11,977,846)          (2,731,645)
        K Shares...............................         (149,419)              (8,357)(a)
        SRF Shares (b).........................       (9,569,624)                  --
                                                    ------------         ------------
Change in net assets from shareholder
  distributions................................      (23,214,081)          (3,721,276)
                                                    ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..................      315,283,391           87,766,406
  Dividends reinvested.........................       11,058,303            3,417,983
  Cost of shares redeemed......................      (32,940,898)         (27,378,220)
                                                    ------------         ------------
Change in net assets from capital share
  transactions.................................      293,400,796           63,806,169
                                                    ------------         ------------
Change in net assets...........................      384,181,466           87,268,119

NET ASSETS:
  Beginning of Period..........................      154,201,573           66,933,454
                                                    ------------         ------------
  End of Period (including distributions in
    excess of $181,737 and undistributed net
    investment income of $178,145,
    respectively.).............................     $538,383,039        $ 154,201,573
                                                    ============         ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                   AUGUST 31, 1997          YEAR ENDED
                                                     (UNAUDITED)       FEBRUARY 28, 1997(a)
                                                   ----------------    --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..........................    $  1,213,727          $    878,883
  Net realized loss on investment transactions...      (2,642,763)             (159,361)
  Net change in unrealized depreciation on
    investments..................................         429,712               (86,639)
                                                   ----------------    --------------------
  Change in net assets resulting from
    operation....................................        (999,324)              632,883
                                                   ----------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares.....................................        (826,193)             (874,813)
    K Shares.....................................          (9,753)               (4,070)(a)
    SRF Shares (b)...............................        (392,509)                   --
  Net realized gains from investment
    transactions:
    A Shares.....................................              --               (93,821)
    K Shares.....................................              --                    (7)(a)
    SRF Shares (b)...............................              --                    --
                                                   ----------------    --------------------
Change in net assets from shareholder
  distributions..................................      (1,228,455)             (972,711)
                                                   ----------------    --------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued....................      57,743,694            16,917,463
  Dividends reinvested...........................         669,060               488,201
  Cost of shares redeemed........................      (7,649,365)           (6,976,214)
                                                   ----------------    --------------------
Change in net assets from capital share
  transactions...................................      50,763,389            10,429,450
                                                   ----------------    --------------------
Change in net assets.............................      48,535,610            10,089,622
NET ASSETS
  Beginning of Period............................      23,269,021            13,179,399
                                                   ----------------    --------------------
  End of Period (including distributions in
    excess of $10,633 and undistributed net
    investment income of $4,095, respectively)...    $ 71,804,631          $ 23,269,021
                                                   ==============      ==================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) On June 23, 1997, Bond Fund of Seafirst Retirement Funds withdrew its investments in Master Investment Trust Series I and merged its assets with the Intermediate Bond Fund creating a new class of SRF Shares on that date.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Asset Allocation Fund (the "Asset Allocation Fund"), Pacific Horizon Blue Chip Fund (the "Blue Chip Fund"), and Pacific Horizon Intermediate Bond Fund (the "Intermediate Bond Fund"), collectively the "Funds" individually the "Fund". The Funds offer A Shares and effective July 22, 1996, began offering K Shares. On June 23, 1997, the Asset Allocations Fund, Blue Chip Fund, and Bond Fund of the Seafirst Retirement Funds merged into the Pacific Horizon Asset Allocation Fund, Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund, respectively, and the Pacific Horizon Asset Allocation Fund, Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund began offering SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan while K Shares have a Distribution Plan and Administrative and Shareholder Services Plan.

    The Asset Allocation Fund seeks to obtain long term growth from Capital Appreciation, dividend and interest income. The Asset Allocation Fund seeks to achieve its objective by actively allocating investments among the three major asset categories, Bonds, equity securities and cash equivalents. The Blue Chip Fund and the Intermediate Bond Fund seeks to achieve its investment objective by investing substantially all of its assets in the Blue Chip Portfolio and the Investment Grade Bond Portfolio, respectively (individually the "Portfolio" collectively the "Portfolios") of the Master Investment Trust -- Series I (the "Trust") an open-ended management company that has the same investment objectives as that of the Blue Chip Fund and the Intermediate Bond Fund. At August 31, 1997, the Blue Chip Fund, and the Intermediate Bond Fund held the proportionate interests in the corresponding Portfolios in the following amounts:

      Blue Chip Fund.................................................90.7%
      Bond Fund......................................................58.9%

    The financial statements of each Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's and the Intermediate Bond Fund's financial statements.

    Prior to June 23, 1997, the Asset Allocation Fund sought to achieve its investment objective by investing substantially all of its assets in the Asset Allocation Portfolio of the Trust, which had the same investment objective as that of the Fund. Effective June 23, 1997, the Fund withdrew its investment in the Asset Allocation Portfolio and began investing its assets directly in securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Asset Allocation Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS served as the distributor of the Funds' shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS served as transfer agent and dividend disbursing agent of the Funds through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc.("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make esti-mates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those of estimates.

PORTFOLIO VALUATIONS:

    The Asset Allocation Fund values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of the valuation. Bid price is used when no ask price is available. The Fund may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.

    The valuation of securities of the Blue Chip Fund's and Intermediate Bond Fund's investments in the Portfolios are discussed in Note 2 of the Portfolios.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    The Blue Chip Fund, Intermediate Bond Fund, and prior to June 23, 1997, the Asset Allocation Fund recorded its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses were allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments were adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Asset Allocation Fund's and Blue Chip Fund's net investment income is declared and paid as a dividend, quarterly, to shareholders of record at the close of business on record date. The Intermediate Bond Fund's net investment income is declared monthly and paid within five business days after the end of each month as a dividend to shareholders of record. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                     ACCUMULATED     ACCUMULATED
                    UNDISTRIBUTED    NET REALIZED
                         NET         GAIN/(LOSS)
                     INVESTMENT           ON
                       INCOME        INVESTMENTS
                    -------------    ------------
Asset Allocation
 Fund                  $(1,681)        $  1,679
Blue Chip Fund              --               72
Intermediate Bond
 Fund                    4,095           (4,095)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Intermediate Bond Fund had the following net capital loss carryover of $160,488 expires 2005.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America and the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.45% and 0.40% of the Capital Income Fund and the Asset Allocation Fund, respectively, of average daily net assets. Pursuant to the terms of the Administration Agreement, BISYS was entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.15%, of the average daily net assets of the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively. For the six months ended August 31, 1997, BISYS agreed to waive $17,413 and $303 of its fees as Administrator for the Asset Allocation Fund, and the Blue Chip Fund.

    For the six months ended August 31, 1997, the Distributor advised the Funds that it retained $10,017, $90,494 and $504 from commissions earned on sales of the Asset Allocation Fund's, Blue Chip Fund's and Intermediate Bond Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $80,229, $706,924 and $3,950 from commissions earned on sales of shares of the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, incurred charges of $48,020, $231,243 and $36,384, respectively, pursuant to the Plan. The Funds were advised that of these amounts, the Distributor retained $3,323, $32,170 and $9,748 from the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively, and affiliates of Bank of America retained $41,559, $194,756 and $3,052, respectively. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess cost will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1997, the Distributor received fees of $1,027, $5,581 and $465 for the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively. The Funds were advised that of these amounts the Distributor retained $929 from the Asset Allocation Fund. For the same period, shareholder services fees of $98 and $351 were waived by the Asset Allocation Fund and Intermediate Bond Fund, respectively.

    The Funds have a Shareholder Services Plan under which the Funds pay the Distributor for shareholder servicing expenses incurred in connection with the SRF shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Funds' average daily net assets for SRF shares. For the six months ended August 31, 1997, Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund incurred charges of $90,661, $155,322 and $17,401, pursuant to the Plan. The Funds were advised that of these amounts the affiliates of Bank of America retained $90,082, $16,258 and $17,401. For the same period, shareholder services fees of $579, $139,064 and $5,772 were waived by The Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $39,410, $136,079 and $22,010 from the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund incurred legal charges totaling $1,086, $6,271 and $718, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the

Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $1,083, $210 and $70 for the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of Asset Allocation Fund's securities (excluding short-term investments) amounted to $81,885,812 and $84,330,777, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of common stock of the Funds are summarized below:

                                                                ASSET ALLOCATION FUND
                                                -----------------------------------------------------
                                                SIX MONTHS ENDED AUGUST
                                                        31, 1997                    YEAR ENDED
                                                      (UNAUDITED)                FEBRUARY 28, 1997
                                                ------------------------      -----------------------
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                                --------      ----------      -------     -----------
A Shares (000's)
 Issued......................................        308      $    6,128         825      $    15,144
 Reinvested..................................        101           2,000          90            1,632
 Redeemed....................................       (189)         (3,759)       (395)          (7,251)
                                                  ------        --------      ------         --------
Net increase.................................        220      $    4,369         520      $     9,525
                                                  ======        ========      ======         ========
K Shares
 Issued......................................     20,947      $  422,460      37,991      $   724,963
 Reinvested..................................      2,291          45,662       1,051           19,438
 Redeemed....................................    (19,023)       (380,905)       (491)          (9,394)
                                                  ------        --------      ------         --------
Net increase.................................      4,215      $   87,217      38,551 (a)  $   735,007(a)
                                                  ======        ========      ======         ========
SRF Shares (000)(b)
 Issued......................................     11,883      $  160,540          --      $        --
 Reinvested..................................         --              --          --               --
 Redeemed....................................       (285)         (4,648)         --               --
                                                  ------        --------      ------         --------
Net Increase.................................     11,598      $  155,892          --      $        --
                                                  ======        ========      ======         ========

---------------
(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Period from June 23, 1997 (merger date) to August 31, 1997.

                                                                   BLUE CHIP FUND
                                                -----------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 1997                 YEAR ENDED
                                                      (UNAUDITED)                FEBRUARY 28, 1997
                                                ------------------------      -----------------------
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                                --------      ----------      -------     -----------
A Shares (000's)
 Issued......................................      2,546      $   67,284       3,838      $    86,308
 Reinvested..................................        410          10,906         152            3,409
 Redeemed....................................     (1,010)        (26,554)     (1,193)         (27,364)
                                                 -------      ----------      -------      ----------
Net increase.................................      1,946      $   51,636       2,797      $    62,353
                                                 =======      ==========      =======      ==========
K Shares
 Issued......................................     70,314      $1,881,745      57,851      $ 1,458,223
 Reinvested..................................      5,713         152,121         405            9,313
 Redeemed....................................    (19,927)       (541,316)       (561)         (13,822)
                                                 -------      ----------      -------      ----------
Net increase.................................     56,100      $1,492,550      57,695 (a)  $ 1,453,714(a)
                                                 =======      ==========      =======      ==========
SRF Shares(000's) (b)
 Issued......................................     13,486      $  246,713          --      $        --
 Reinvested..................................         --              --          --               --
 Redeemed....................................       (260)         (6,441)         --               --
                                                 -------      ----------      -------      ----------
Net increase.................................     13,226      $  240,272          --      $        --
                                                 =======      ==========      =======      ==========

---------------
(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Period from June 23, 1997 (merger date) to August 31, 1997.

                                                               INTERMEDIATE BOND FUND
                                                -----------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 1997                 YEAR ENDED
                                                      (UNAUDITED)                FEBRUARY 28, 1997
                                                ------------------------      -----------------------
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                                --------      ----------      -------     -----------
A Shares (000's)
 Issued......................................      1,838      $   17,554       1,730      $    16,588
 Reinvested..................................         25             242          51              485
 Redeemed....................................       (588)         (5,619)       (728)          (6,976)
                                                 -------      ----------      -------      ----------
Net increase.................................      1,275      $   12,177       1,053      $    10,097
                                                 =======      ==========      =======      ==========
K Shares
 Issued......................................     23,969      $  228,806      34,567      $   329,738
 Reinvested..................................      1,022          11,043         285            2,728
 Redeemed....................................    (16,562)       (158,684)         (1)              (1)
                                                 -------      ----------      -------      ----------
Net increase.................................      8,429      $   81,165      34,651 (a)  $   332,465(a)
                                                 =======      ==========      =======      ==========
SRF Shares(000's) (b)
 Issued......................................      3,483      $   39,843          --      $        --
 Reinvested..................................         35             380          --               --
 Redeemed....................................       (159)         (1,718)         --               --
                                                 -------      ----------      -------      ----------
Net increase.................................      3,359      $   38,305          --      $        --
                                                 =======      ==========      =======      ==========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED
                                     AUGUST 31,      ------------------------------------------   PERIOD ENDED
                                        1997         FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                     (UNAUDITED)       1997(b)          1996           1995          1994(a)
                                   ---------------   ------------   ------------   ------------   -------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR..............       $ 19.40         $  17.52       $  15.15        $14.84         $ 15.00
                                       -------          -------        -------        ------          ------
Income from Investment
 Operations:
 Net investment income..........          0.25             0.48           0.52          0.48            0.03
 Net realized and unrealized
   gains (losses) on investment
   transactions.................          1.74             2.50           2.86          0.24           (0.19)
                                       -------          -------        -------        ------          ------
Total income (loss) from
 investment operations..........          1.99             2.98           3.38          0.72           (0.16)
                                       -------          -------        -------        ------          ------
Less Dividends and
 Distributions:
 Dividends to shareholders from
   net investment income........         (0.22)           (0.46)         (0.53)        (0.41)             --
 Dividends to shareholders from
   net realized gains on
   investment transactions......         (0.89)           (0.64)         (0.48)           --              --
                                       -------          -------        -------        ------          ------
Total Dividends and
 Distributions..................         (1.11)           (1.10)         (1.01)        (0.41)             --
                                       -------          -------        -------        ------          ------
Net change in net asset value
 per share......................          0.88             1.88           2.37          0.31           (0.16)
                                       -------          -------        -------        ------          ------
NET ASSET VALUE PER SHARE, END
 OF PERIOD......................       $ 20.28         $  19.40       $  17.52        $15.15         $ 14.84
                                       =======          =======        =======        ======          ======
Total return (excludes sales
 charge)........................         10.43%++         17.64%         22.80%         5.03%          (1.07%)++
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................       $38,075         $ 34,838       $ 22,355        $5,694         $   666
 Ratio of expenses to average
   net assets...................          1.12%+           1.25%          0.62%         0.00%           0.00%+
 Ratio of net investment income
   (loss) to average
   net assets...................          2.62%+           2.59%          3.49%         4.25%           4.20%+
 Ratio of expenses to average
   net assets*..................          1.22%+           1.94%          2.92%         7.89%          83.95%+
 Ratio of net investment income
   to average
   net assets*..................          2.52%+           1.90%          1.19%        (3.64%)        (79.75% )+

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  + Annualized.
 ++ Not annualized.
(a) Period from January 13, 1994 (inception date) to February 28, 1994.
(b) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,       PERIOD ENDED
                                                       1997          FEBRUARY 28,
                                                    (UNAUDITED)        1997(a)
                                                    -----------      ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.....     $ 19.40           $17.23
                                                       ------           ------
Income from Investment Operations:
  Net investment income..........................        0.21             0.19
  Net realized gains/(losses) on investment
    transactions.................................        1.72             2.80
                                                       ------           ------
Total income from investment operations..........        1.93             2.99
                                                       ------           ------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment
    income.......................................       (0.18)           (0.18)
  Distributions to shareholders from net realized
    gains on investment transactions.............       (0.89)           (0.64)
                                                       ------           ------
Total Dividends and Distributions................       (1.07)           (0.82)
                                                       ------           ------
Net change in net asset value per share..........        0.86             2.17
                                                       ------           ------
NET ASSET VALUE PER SHARE, END OF PERIOD.........     $ 20.26           $19.40
                                                       ======           ======
Total return.....................................       10.08%++         17.69%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).........     $   815           $  748
  Ratio of expenses to average net assets........        1.63%+           1.94%+
  Ratio of net investment income to average net
    assets.......................................        2.11%+           2.31%+
  Ratio of expenses to average net assets*.......        1.73%+           3.26%+
  Ratio of net investment income to average net
    assets*......................................        2.01%+           0.99%+

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  + Annualized.

 ++ Not annualized.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                              FOR THE PERIOD
                                        --------------------------
                                                        MARCH 1,
                                          JUNE 23,        1997
                                        1997 THROUGH     THROUGH                     YEAR ENDED
                                         AUGUST 31,     JUNE 22,     ------------------------------------------
                                          1997(c)        1997(b)     FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                        (UNAUDITED)    (UNAUDITED)     1997(b)        1996(b)        1995(b)
                                        ------------   -----------   ------------   ------------   ------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR.............................     $  15.79       $ 15.94       $  14.96        $13.48         $13.94
                                            ------         -----         ------        ------         ------
Income from Investment Operations:
 Net investment income...............         0.09          1.61           0.45          0.47           0.46
 Net realized and unrealized gains
   (losses) on investment
   transactions......................         0.09         (0.15)          2.13          2.49           0.12
                                            ------         -----         ------        ------         ------
Total income from investment
 operations..........................         0.18          1.46           2.58          2.96           0.58
                                            ------         -----         ------        ------         ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................           --         (1.61)         (0.45)        (0.47)         (0.46)
 Distributions to shareholders from
   net realized gains................           --            --          (1.15)        (1.01)         (0.58)
                                            ------         -----         ------        ------         ------
Total Dividends and Distributions....           --         (1.61)         (1.60)        (1.48)         (1.04)
                                            ------         -----         ------        ------         ------
Net change in net asset value per
 share...............................         0.18         (0.15)          0.98          1.48          (0.46)
                                            ------         -----         ------        ------         ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................     $  15.97       $ 15.79       $  15.94        $14.96         $13.48
                                            ======         =====         ======        ======         ======
Total Return.........................        10.51%++       7.88%++       18.03%        22.44%          4.49%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (millions)........................     $    185       $   169       $    174        $  158         $  145
 Ratio of expenses to average net
   assets............................         1.00%+        0.75%+         0.95%         0.94%          0.78%
 Ratio of net investment income
   (loss) to average net assets......         2.92%+        2.23%+         2.88%         3.19%          3.40%
 Ratio of expenses to average net
   assets*...........................         1.00%+        1.15%+         1.39%         1.42%          1.38%
 Ratio of net investment income to
   average net assets*...............         2.92%+        1.83%+         2.44%         2.71%          2.80%
 Portfolio turnover rate.............           39%++        N/A            N/A           N/A            N/A

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

  + Annualized.

 ++ Not Annualized.

(a) Represents activity of the Fund prior to its reorganization from the Asset Allocation Fund of Collective Investment Trust for Seafirst Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.

--------------------------------------------------------------------------------

        FOR THE PERIOD
------------------------------
DECEMBER 6,        JANUARY 1,
    1993              1993
  THROUGH           THROUGH          YEAR ENDED
FEBRUARY 28,      DECEMBER 5,       DECEMBER 31,
  1994(b)           1993(a)           1992(a)
------------      ------------      ------------
   $13.86            $12.99            $12.75
   ------            ------            ------
     0.05              0.43              0.46

     0.08              0.87              0.24
   ------            ------            ------
     0.13              1.30              0.70
   ------            ------            ------
    (0.05)            (0.43)            (0.46)
       --                --                --
   ------            ------            ------
    (0.05)            (0.43)            (0.46)
   ------            ------            ------
     0.08              0.87              0.24
   ------            ------            ------
   $13.94            $13.86            $12.99
   ======            ======            ======
     0.94%++          10.15%++           5.62%

   $  157            $  150            $  107

     0.95%+            0.95%+            0.95%

     2.64%+            3.47%+            3.68%

     1.64%+            0.95%+            0.95%

     1.95%+            3.47%+            3.68%

      N/A                79%              171%

---------------

(b) Represents activity of the Fund prior to its reorganization from the Seafirst Retirement Funds -- Asset Allocation Fund into SRF Shares of the Fund. Since the operation and organization of the Fund was changed upon reorganization this activity may not be reflective of activity after the reorganization.

(c) Date of commencement of operations of SRF Shares of the Fund.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------------
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)      1997(a)           1996            1995          1994(b)
                                        -----------    ------------    ------------    ------------    ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR..............................    $ 25.22         $20.53          $15.81          $14.97          $15.00
                                         --------       --------        --------        --------        --------
Income from Investment Operations:
 Net investment income................       0.08           0.23            0.26            0.31            0.02
 Net realized and unrealized gains
   (losses) on investment
   transactions.......................       3.52           5.21            4.96            0.80           (0.05)
                                         --------       --------        --------        --------        --------
Total income (loss) from investment
 operations...........................       3.60           5.44            5.22            1.11           (0.03)
                                         --------       --------        --------        --------        --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income..................      (0.08)         (0.22)          (0.28)          (0.27)             --
 Dividends to shareholders from net
   realized gains on investment
   transactions.......................      (1.74)         (0.53)          (0.22)             --              --
                                         --------       --------        --------        --------        --------
Total Dividends and Distributions.....      (1.82)         (0.75)          (0.50)          (0.27)             --
                                         --------       --------        --------        --------        --------
Net change in net asset value per
 share................................       1.78           4.69            4.72            0.84           (0.03)
                                         --------       --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...............................    $ 27.00         $25.22          $20.53          $15.81          $14.97
                                         ========       ========        ========        ========        ========
Total return (excludes sales
 charge)..............................      14.42%++       27.01%          33.39%           7.60%          (0.20)%++
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions).........................    $   216         $  153          $   67          $    6          $    1
 Ratio of expenses to average net
   assets.............................       1.24%+         1.28%           0.83%           0.00%           0.00%+
 Ratio of net investment income (loss)
   to average net assets..............       0.67%+         0.99%           1.63%           2.46%           2.92%+
 Ratio of expenses to average net
   assets*............................       1.33%+         1.71%           2.28%           6.32%          55.00%+
 Ratio of net investment income to
   average net assets*................       0.58%+         0.56%           0.18%          (3.86)%        (52.08)%+

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Annualized.
++   Not annualized.
(a)  As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b)  Period from January 13, 1994 (inception date) to February 28, 1994.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED
                                                              AUGUST 31,     PERIOD ENDED
                                                                 1997        FEBRUARY 28,
                                                              (UNAUDITED)      1997(a)
                                                              -----------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...............     $ 25.20         $20.38
                                                               --------       --------
Income from Investment Operations:
  Net investment income....................................        0.04           0.07
  Net realized gains/(losses) on investment transactions...        3.47           5.35
                                                               --------       --------
Total income from investment operations....................        3.51           5.42
                                                               --------       --------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income.....       (0.03)         (0.07)
  Distributions to shareholders from net realized gains on
    investment transactions................................       (1.74)         (0.53)
                                                               --------       --------
Total Dividends and Distributions..........................       (1.77)         (0.60)
                                                               --------       --------
Net change in net asset value per share....................        1.74           4.82
                                                               --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD...................     $ 26.94         $25.20
                                                               ========       ========
Total return...............................................       14.10%++       26.96%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)...................     $     3         $    1
  Ratio of expenses to average net assets..................        1.73%+         1.92%+
  Ratio of net investment income to average net assets.....        0.17%+         0.45%+
  Ratio of expenses to average net assets*.................        1.81%+         2.12%+
  Ratio of net investment income to average net assets*....        0.09%+         0.25%+

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Annualized.
++   Not annualized.
(a)  Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                    FOR THE PERIOD
              --------------------------                                                      FOR THE PERIOD
               JUNE 23,       MARCH 1,                                                  --------------------------
                 1997           1997                                                    DECEMBER 6,    JANUARY 1,
                THROUGH        THROUGH                     YEAR ENDED                       1993          1993
              AUGUST 31,      JUNE 22,     ------------------------------------------     THROUGH        THROUGH      YEAR ENDED
                 1997           1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   DECEMBER 5,   DECEMBER 31,
              (UNAUDITED)    (UNAUDITED)       1997           1996           1995           1994         1993(a)       1992(a)
              -----------    -----------   ------------   ------------   ------------   ------------   -----------   ------------
SRF SHARES
NET ASSET
 VALUE PER
 SHARE,
 BEGINNING
 OF YEAR....    $ 24.02        $ 24.64        $21.09         $17.35         $17.75         $17.34        $ 15.65        $15.17
               --------       --------      --------       --------       --------       --------        -------        ------
Income from
 Investment
 Operations:
 Net
  investment
  income....       0.04           4.01          0.31           0.31           0.28           0.05           0.29          0.30
 Net
  realized
  and
  unrealized
  gains
  (losses)
  on
  investment
  transactions...  0.08          (0.57)         4.83           5.35           0.88           0.37           1.69          0.48
               --------       --------      --------       --------       --------       --------        -------        ------
Total income
 from
 investment
 operations...     0.12           3.44          5.14           5.66           1.16           0.42           1.98          0.78
               --------       --------      --------       --------       --------       --------        -------        ------
Less
 Dividends
 and
 Distributions:
 Dividends
  to
shareholders
  from net
  investment
  income....         --          (4.06)        (0.31)         (0.31)         (0.26)         (0.01)         (0.29)        (0.30)
 Distributions
  to
  shareholders
  from net
  realized
  gains.....         --             --         (1.28)         (1.61)         (1.30)            --             --            --
               --------       --------      --------       --------       --------       --------        -------        ------
Total
 Dividends
 and
 Distributions..     --          (4.06)        (1.59)         (1.92)         (1.56)         (0.01)         (0.29)        (0.30)
               --------       --------      --------       --------       --------       --------        -------        ------
Net change
 in net
 asset value
 per
 share......       0.12          (0.62)         3.55           3.74          (0.40)          0.41           1.69          0.48
               --------       --------      --------       --------       --------       --------        -------        ------
NET ASSET
 VALUE PER
 SHARE, END
 OF
 PERIOD.....    $ 24.14        $ 24.02        $24.64         $21.09         $17.35         $17.75        $ 17.34        $15.65
               ========       ========      ========       ========       ========       ========        =======        ======
Total
 Return.....      14.58%++       11.64%        27.42%         33.37%          6.95%          2.42%+        12.74%++       5.16%
RATIO/SUPPLEMENTAL
 DATA:
 Net assets,
  end of
  period
  (millions)...   $   319      $   272        $  274         $  206         $  151         $  133        $ 123          $   96
 Ratio of
  expenses
  to average
  net
  assets....       0.96%+         0.89%         0.92%          0.95%          0.82%          0.95%+         0.95%+        0.95%
 Ratio of
  net
  investment
  income to
  average
  net
  assets....       0.87%+         1.07%         1.37%          1.53%          1.64%          1.28%+         1.91%+        2.08%
 Ratio of
  expenses
  to average
  net
  assets*...       1.20%+         1.57%         1.55%          1.54%          1.62%          1.88%*         0.95%+        0.95%
 Ratio of
  net
  investment
  income to
  average
  net
  assets*...       0.63%+         0.39%         0.74%          0.94%          0.84%          0.35%*         1.91%+        2.08%
 Portfolio
  turnover
  rate......         35%           N/A           N/A            N/A            N/A            N/A              4%           27%

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Represents activity of the Fund prior to its reorganization from the Asset Allocation Fund of Collective Investment Trust for Seafirst Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.
+    Annualized.
++   Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED                      PERIOD
                                                      AUGUST 31,    ------------------------------------------      ENDED
                                                         1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                                     (UNAUDITED)      1997(b)          1996           1995         1994(a)
                                                     ------------   ------------   ------------   ------------   ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.......    $   9.54       $   9.75       $   9.44       $   9.81       $  10.00
                                                       --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income.............................        0.24           0.52           0.59           0.59           0.08
 Net realized and unrealized gain (loss) on
   investment transactions.........................        0.09          (0.15)          0.33          (0.37)         (0.19)
                                                       --------       --------       --------       --------       --------
Total income (loss) from investment operations.....        0.33           0.37           0.92           0.22          (0.11)
                                                       --------       --------       --------       --------       --------
Less Dividends and Distributions:
 Dividends to shareholders from net investment
   income..........................................       (0.24)         (0.52)         (0.59)         (0.59)         (0.08)
 Dividends to shareholders from net realized gains
   on investment transactions......................       (0.03)         (0.06)         (0.02)            --             --
                                                       --------       --------       --------       --------       --------
Total Dividends and Distributions..................       (0.27)         (0.58)         (0.61)         (0.59)         (0.08)
                                                       --------       --------       --------       --------       --------
Net change in net asset value per share............        0.06          (0.21)          0.31          (0.37)         (0.19)
                                                       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD...........    $   9.60       $   9.54       $   9.75       $   9.44       $   9.81
                                                       ========       ========       ========       ========       ========
Total return (excludes sales charge)...............        3.52%++        3.92%         10.45%          2.27%         (1.10%)++

RATIOS/SUPPLEMENTAL DATA:

 Net assets at end of period (000).................    $ 35,306       $ 22,937       $ 13,179       $  1,964       $    356
 Ratio of expenses to average net assets...........        0.83%+         0.75%          0.27%          0.00%          0.00%+
 Ratio of net investment income to average net
   assets..........................................        5.62%+         5.45%          6.13%          6.43%          5.70%+
 Ratio of expenses to average net assets*..........        1.16%+         2.26%          5.00%         17.95%        160.20%+
 Ratio of net investment income (loss) to average
   net assets*.....................................        5.29%+         3.94%          1.40%        (11.52%)      (154.50%)+

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

  + Annualized.

 ++ Not Annualized.

(a) Period from January 13, 1994 (inception date) to February 28, 1994.

(b) As of July 22, 1996 the Fund designated the existing series of shares as "A" shares.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           SIX MONTHS
                                                                             ENDED             PERIOD
                                                                           AUGUST 31,          ENDED
                                                                              1997          FEBRUARY 28,
                                                                          (UNAUDITED)         1997 (a)
                                                                         --------------     ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...........................      $ 9.54            $ 9.53
                                                                             ------            ------
Income from Investment Operations:
 Net investment income.................................................        0.22              0.31
 Net realized and unrealized gain on investments.......................        0.08              0.07
                                                                             ------            ------
 Total income from investment operations...............................        0.30              0.38
                                                                             ------            ------
Less Dividends and Distributions:
 Dividends to shareholders from net investment income..................       (0.22)            (0.31)
 Distributions to shareholders from net realized gains on
   investments.........................................................       (0.03)            (0.06)
                                                                             ------            ------
Total Dividends and Distributions......................................       (0.25)            (0.37)
                                                                             ------            ------
Net change in net asset value per share................................        0.05              0.01
                                                                             ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD...............................      $ 9.59            $ 9.54
                                                                             ======            ======
Total return...........................................................        3.16%(c)          3.73%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).....................................      $  415            $  332
 Ratio of expenses to average net assets...............................        1.32%(b)          1.43%(b)
 Ratio of net investment income to average net assets..................        5.12%(b)          5.41%(b)
 Ratio of expenses to average net assets*..............................        1.66%(b)          2.71%(b)
 Ratio of net investment income to average net assets*.................        4.78%(b)          4.13%(b)

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Annualized.

(c) Non annualized.

See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                       FOR THE PERIOD
                                 --------------------------
                                   JUNE 23,      MARCH 1,
                                 1997 THROUGH  1997 THROUGH                 YEAR ENDED
                                  AUGUST 31,     JUNE 22,    ----------------------------------------
                                     1997          1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,
                                 (UNAUDITED)   (UNAUDITED)       1997          1996          1995
                                 ------------  ------------  ------------  ------------  ------------
SRF SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR...............    $10.73       $10.70        $10.87        $10.48        $11.00
                                    -------       ------        ------        ------        ------
Income from Investment
 Operations:
 Net investment income...........      0.12         0.15          0.57          0.64          0.61
 Net realized and unrealized
   gain(loss) on investment
   transactions..................        --         0.08         (0.18)         0.39         (0.46)
                                    -------       ------        ------        ------        ------
Total income (loss) from
 investment operations...........      0.12         0.23          0.39          1.03          0.15
Less Dividends and Distributions:
 Dividends to shareholders from
   net investment income.........     (0.11)       (0.16)        (0.56)        (0.64)        (0.61)
 Distributions to shareholders
   from net realized gains.......        --        (0.04)           --            --         (0.06)
                                    -------       ------        ------        ------        ------
Total Dividends and
 Distributions...................     (0.11)       (0.20)        (0.56)        (0.64)        (0.67)
                                    -------       ------        ------        ------        ------
Net change in net asset value per
 share...........................      0.01         0.03         (0.17)         0.39         (0.52)
                                    -------       ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..........................    $10.74       $10.73        $10.70        $10.87        $10.48
                                    =======       ======        ======        ======        ======
Total Return.....................      3.31%++      2.04%++       3.74%         9.90%         1.57%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (millions)....................    $   36       $   37        $   39        $   47        $   56
 Ratio of expenses to average net
   assets........................      0.95%+       0.94%         0.95%         0.95%         0.83%
 Ratio of net investment income
   (loss) to average net
   assets........................      5.62%+       5.41%         5.21%         5.74%         5.64%
 Ratio of expenses to average net
   assets*.......................      1.20%+       1.55%         1.45%         1.56%         1.41%
 Ratio of net investment income
   to average net assets*........      5.37%+       4.80%         4.71%         5.13%         5.06%
 Portfolio turnover rate.........        59%         N/A           N/A           N/A           N/A

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

  ++ Not Annualized.

   + Annualized.

 (a) Represents activity of the Fund prior to its reorganization from the Intermediate Bond Fund of Collective Investment Trust for Severest Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

           FOR THE PERIOD
    -----------------------------
    DECEMBER 6,       JANUARY 1,
    1993 THROUGH     1993 THROUGH      YEAR ENDED
    FEBRUARY 28,     DECEMBER 5,      DECEMBER 31,
        1994           1993(a)          1992(a)
    ------------     ------------     ------------
       $11.14           $10.99           $11.01
       ------           ------           ------
         0.12             0.58             0.67
        (0.14)            0.15            (0.02)
       ------           ------           ------
        (0.02)            0.73             0.65
        (0.12)           (0.58)           (0.67)
           --               --               --
       ------           ------           ------
        (0.12)           (0.58)           (0.67)
       ------           ------           ------
        (0.14)            0.15            (0.02)
       ------           ------           ------
       $11.00           $11.14           $10.99
       ======           ======           ======
        (0.23)%++         6.80%++          6.04%
       $   77           $   83           $   74
         0.95%+           0.95%+           0.95%
         4.38%+           5.60%+           6.15%
         1.79%+           0.95%+           0.95%
         3.54%+           5.60%+           6.15%
          N/A               95%             154%

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
COMMON STOCK -- 96.7%
AEROSPACE/DEFENSE -- 2.7%
 General Dynamics Corp. .............................................       28,900     $  2,301,163
 Lockheed Martin Corp. ..............................................       52,700        5,464,331
 United Technologies Corp. ..........................................      106,900        8,344,881
                                                                                       ------------
                                                                                         16,110,375
                                                                                       ------------
AIRLINES -- 0.3%
 U.S. Air Group, Inc.** .............................................       45,800        1,562,925
                                                                                       ------------
AUTOMOBILE MANUFACTURERS -- 1.8%
 Ford Motor Co. .....................................................      144,300        6,204,900
 General Motors Corp. ...............................................       72,700        4,561,925
                                                                                       ------------
                                                                                         10,766,825
                                                                                       ------------
AUTOMOBILE PARTS -- 0.6%
 Dana Corp. .........................................................       76,100        3,505,356
                                                                                       ------------
BEVERAGES -- 2.9%
 Coca-Cola Co. ......................................................      204,400       11,714,675
 PepsiCo, Inc. ......................................................      166,100        5,979,600
                                                                                       ------------
                                                                                         17,694,275
                                                                                       ------------
BUILDING RELATED -- 0.4%
 Centex Corp. .......................................................       47,600        2,588,250
                                                                                       ------------
CHEMICALS -- 3.0%
 Air Products & Chemicals, Inc. .....................................       61,600        5,024,250
 DuPont, (E.I.) de Nemours & Co. ....................................      202,600       12,624,512
                                                                                       ------------
                                                                                         17,648,762
                                                                                       ------------
CLOTHING & APPAREL -- 0.5%
 VF Corp. ...........................................................       34,100        3,013,587
                                                                                       ------------
COMPUTER HARDWARE -- 5.3%
 Compaq Computer Corp.** ............................................      169,750       11,118,625
 Dell Computer Corp.** ..............................................      110,400        9,059,700
 International Business Machines Corp. ..............................       64,000        6,456,000
 Sun Microsystems, Inc.** ...........................................      105,200        5,049,600
                                                                                       ------------
                                                                                         31,683,925
                                                                                       ------------
COMPUTER SERVICES & SOFTWARE -- 3.8%
 Microsoft Corp.** ..................................................      136,600       18,056,813
 Oracle Corp.** .....................................................      121,650        4,637,906
                                                                                       ------------
                                                                                         22,694,719
                                                                                       ------------
CONSUMER PRODUCTS & SERVICES -- 3.7%
 Avon Products, Inc. ................................................       92,000        5,893,750
 Philip Morris Cos., Inc. ...........................................      241,800       10,548,525
 Texas Instruments, Inc. ............................................       51,200        5,817,600
                                                                                       ------------
                                                                                         22,259,875
                                                                                       ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
 General Electric Co. ...............................................      260,200       16,262,500
                                                                                       ------------

---------------
See Notes to Financial Statements.

ENTERTAINMENT & LEISURE -- 1.9%
 Hasbro, Inc. .......................................................      103,450     $  2,780,219
 King World Productions, Inc. .......................................       55,600        2,210,100
 Walt Disney Co. ....................................................       81,478        6,258,529
                                                                                       ------------
                                                                                         11,248,848
                                                                                       ------------
FINANCIAL -- BANK & TRUST -- 9.3%
 Barnett Banks, Inc. ................................................      113,100        7,704,937
 Bankers Trust New York Corp. .......................................       49,300        5,114,875
 Chase Manhattan Corp. ..............................................       36,000        4,002,750
 Citicorp ...........................................................       38,200        4,875,275
 Comerica, Inc. .....................................................       51,500        3,646,844
 First Union Corp. ..................................................      178,600        8,583,962
 Fleet Financial Group, Inc. ........................................       98,900        6,372,869
 Mellon Bank Corp. ..................................................      141,200        6,795,250
 NationsBank Corp. ..................................................       64,900        3,853,437
 State Street Corp. .................................................       88,600        4,418,925
                                                                                       ------------
                                                                                         55,369,124
                                                                                       ------------
FINANCIAL SERVICES -- 1.4%
 Morgan Stanley Dean Witter Discover & Co. ..........................      173,200        8,335,250
                                                                                       ------------
FOOD -- 3.4%
 American Stores Co. ................................................      219,300        5,194,669
 Conagra, Inc. ......................................................       85,600        5,505,150
 Hershey Foods Corp. ................................................       62,300        3,325,262
 Kellogg Co. ........................................................       37,200        1,664,700
 Sara Lee Corp. .....................................................      112,400        4,524,100
                                                                                       ------------
                                                                                         20,213,881
                                                                                       ------------
HEALTHCARE SERVICES -- 1.0%
 Tenet Healthcare Corp.** ...........................................      218,200        5,945,950
                                                                                       ------------
HOUSEHOLD PRODUCTS -- 2.6%
 Clorox Co. .........................................................       37,000        4,856,250
 Procter & Gamble Co. ...............................................       80,700       10,738,144
                                                                                       ------------
                                                                                         15,594,394
                                                                                       ------------
HOTELS & MOTELS -- 0.6%
 Marriott Corp.** ...................................................       54,700        3,640,969
                                                                                       ------------
INSURANCE -- 4.8%
 Allstate Corp. .....................................................       70,197        5,128,768
 CIGNA Corp. ........................................................       38,600        7,078,275
 Conseco, Inc. ......................................................      138,900        5,972,700
 General Re Corp. ...................................................       19,200        3,722,400
 Travelers Group, Inc. ..............................................      104,100        6,610,350
                                                                                       ------------
                                                                                         28,512,493
                                                                                       ------------
MACHINERY & EQUIPMENT -- 1.7%
 Caterpillar, Inc. ..................................................       67,000        3,890,188
 Ingersoll Rand Co. .................................................       48,200        2,898,025
 Parker Hannifin Corp. ..............................................       48,200        3,099,863
                                                                                       ------------
                                                                                          9,888,076
                                                                                       ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
 Abbot Laboratories .................................................       66,800        4,003,825
 Johnson & Johnson Co. ..............................................      165,800        9,398,787
 U.S. Surgical Corp. ................................................       77,800        2,562,538
                                                                                       ------------
                                                                                         15,965,150
                                                                                       ------------
METALS & MINING -- 1.3%
 Phelps Dodge Corp. .................................................       54,800        4,407,975
 USX -- U.S. Steel Group, Inc. ......................................       93,800        3,294,725
                                                                                       ------------
                                                                                          7,702,700
                                                                                       ------------

---------------
See Notes to Financial Statements.

MULTI-INDUSTRY -- 2.3%
 Dover Corp. ........................................................       59,600     $  4,116,125
 Tyco International Ltd. ............................................      117,500        9,216,406
                                                                                       ------------
                                                                                         13,332,531
                                                                                       ------------
OIL (DOMESTIC) -- 1.8%
 Phillips Petroleum Co. .............................................      110,600        5,260,413
 USX -- Marathon Group ..............................................      170,400        5,548,650
                                                                                       ------------
                                                                                         10,809,063
                                                                                       ------------
OIL (INTERNATIONAL) -- 5.8%
 Chevron Corp. ......................................................      109,100        8,448,431
 Exxon Corp. ........................................................      201,100       12,304,806
 Mobil Corp. ........................................................      102,900        7,485,975
 Royal Dutch Petroleum Co. ..........................................      116,400        5,907,300
                                                                                       ------------
                                                                                         34,146,512
                                                                                       ------------
OIL & GAS -- 1.2%
 Schlumberger, Ltd. .................................................       96,000        7,314,000
                                                                                       ------------
PAPER & FOREST PRODUCTS -- 1.1%
 James River Corp. of Virginia** ....................................      110,500        4,641,000
 Weyerhaeuser Co. ...................................................       36,400        2,102,100
                                                                                       ------------
                                                                                          6,743,100
                                                                                       ------------
PHARMACEUTICALS -- 6.6%
 Bristol-Meyers .....................................................      113,800        8,648,800
 Lilly, (Eli) & Co. .................................................       57,100        5,974,088
 Merck & Co., Inc. ..................................................      142,400       13,074,100
 Schering-Plough Corp. ..............................................      161,700        7,761,600
 Warner-Lambert Co. .................................................       31,300        3,977,056
                                                                                       ------------
                                                                                         39,435,644
                                                                                       ------------
PRINTING & PUBLISHING -- 0.9%
 McGraw-Hill Cos., Inc. .............................................       43,400        2,660,963
 New York Times Co. .................................................       52,700        2,490,075
                                                                                       ------------
                                                                                          5,151,038
                                                                                       ------------
SEMI-CONDUCTORS -- 2.6%
 Applied Materials, Inc.** ..........................................       43,600        4,114,750
 Motorola, Inc. .....................................................      150,300       11,028,262
                                                                                       ------------
                                                                                         15,143,012
                                                                                       ------------
RAILROADS -- 1.0%
 Burlington Northern Santa Fe .......................................       61,700        5,657,119
                                                                                       ------------
RETAIL & MERCHANDISING -- 4.0%
 CUC International, Inc. ............................................      194,100        4,561,350
 Dayton Hudson Corp. ................................................       47,400        2,701,800
 Home Depot, Inc. ...................................................      208,900        9,857,469
 TJX Companies, Inc. ................................................      233,000        6,407,500
                                                                                       ------------
                                                                                         23,528,119
                                                                                       ------------
TELECOMMUNICATIONS -- 2.5%
 3Com Corp.** .......................................................       91,400        4,564,288
 Lucent Technologies, Inc. ..........................................       66,000        5,139,750
 Tellabs, Inc.** ....................................................       86,000        5,133,125
                                                                                       ------------
                                                                                         14,837,163
                                                                                       ------------
UTILITIES -- GAS -- 0.7%
 Pacific Enterprises ................................................      116,900        3,850,394
                                                                                       ------------
UTILITIES -- ELECTRIC -- 2.3%
 FPL Group, Inc. ....................................................      147,300        6,849,450
 GPU, Inc. ..........................................................      200,300        6,735,087
                                                                                       ------------
                                                                                         13,584,537
                                                                                       ------------

---------------
See Notes to Financial Statements.

UTILITIES -- TELEPHONE -- 5.5%
 Ameritech Corp. ....................................................      110,400     $  6,920,700
 Bell Atlanta Corp. .................................................      105,522        7,637,126
 BellSouth Corp. ....................................................      176,300        7,757,200
 U.S. WEST Communications Group .....................................      106,000        3,796,125
 WorldCom, Inc.** ...................................................      210,300        6,295,856
                                                                                       ------------
                                                                                         32,407,007
                                                                                       ------------
TOTAL COMMON STOCK (COST $465,960,052) ..............................                   574,147,448
                                                                                       ------------

                                                              MATURITY     PRINCIPAL
                                                   RATE         DATE         AMOUNT
                                                   ----       --------     ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
 U.S. Treasury Bill (Cost $995,248).............   5.31%      10/02/97     $1,000,000          995,248
                                                                                          ------------

                                                                          SHARES
                                                                         ---------
SHORT TERM INVESTMENTS -- 3.0%
Temporary Investment Fund (Cost $17,766,052) ........................    17,766,052      17,766,052
                                                                                       ------------
TOTAL INVESTMENTS -- 99.8% (COST $484,721,532)(A).................................      592,908,748
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.....................................          920,282
                                                                                       ------------
NET ASSETS -- 100.0%..............................................................     $593,829,030
                                                                                       ============

---------------

Percentages indicated are based on net assets of $593,829,030.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

              Unrealized appreciation................................   $111,454,572
              Unrealized depreciation................................     (3,267,356)
                                                                        ------------
              Net unrealized appreciation............................   $108,187,216
                                                                        ============

  * Effective Yield.

 ** Non-income producing security.

Schedule of Open Financial Futures Contracts Purchased

                                                                          NET UNREALIZED
EXPIRATION     NUMBER OF                                   CONTRACT        APPRECIATION
   DATE        CONTRACTS            CONTRACTS                VALUE         OF CONTRACTS
----------     ---------     ------------------------     -----------     --------------
  9/19/97          30        S&P 500 -- September 1997    $13,546,500        $ 49,500
                                                                             ========

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                           RATINGS
                                         S&P/MOODY'S              MATURITY    PRINCIPAL       VALUE
             DESCRIPTION                 (UNAUDITED)    RATE        DATE        AMOUNT       (NOTE 2)
--------------------------------------  -------------   -----     ---------   ----------   ------------
ASSET BACKED SECURITIES -- 12.8%
AESOP Funding II Series 1997-I, Class
 A1...................................     Aaa/AAA      6.22%      10/20/01   $2,000,000   $  1,997,813
Citibank Credit Card Master Trust I
 (ZCB)................................     Aaa/AAA      0.00%      08/15/06    2,000,000      1,247,730
Contimortgage Home Equity Loan........     AAA/Aaa      6.60%      10/15/11    2,000,000      1,984,562
Contimortgage Home Equity Loan Trust
 1997-3 A5............................     AAA/Aaa      7.01%      08/15/13    2,000,000      2,015,625
Standard Credit Card Master Trust
 Series 1995-3, Class A...............     AAA/Aaa      7.85%      02/07/02    2,500,000      2.590,613
The Money Store Home Equity Trust
 Series 1996-B........................     AAA/Aaa      7.38%      05/15/17    1,000,000      1,019,222
The Money Store, Series 1997-B A5.....     AAA/Aaa      6.83%      07/15/21    2,500,000      2,507,055
World Omni Automobile Lease
 Securitization Trust, Series 1997-A,
 Class A4.............................     AAA/Aaa      6.90%      06/25/03    2,250,000      2,280,803
                                                                                            -----------
TOTAL ASSET BACKED SECURITIES (COST $15,684,499)                                             15,643,623
                                                                                            -----------
CORPORATE BONDS -- 28.2%
Aetna Services Inc....................      A2/A        6.76%      08/15/01    5,500,000      5,534,375
Bear Steams Co........................      A2/A        6.50%      07/05/00    2,000,000      2,002,500
Finova Capital Corp...................    Baa 1/A-      6.63%      09/15/01    3,500,000      3,482,500
Ford Motor Credit Co..................      A1/A+       5.75%      01/25/01    2,000,000      1,955,000
General Motors Acceptance Corp........      A3/A-       7.13%      05/01/01    3,950,000      4,014,187
General Motors Acceptance Corp........      A3/A-       6.88%      07/15/01    2,000,000      2,017,500
Hartford Life, Inc....................      A2/A        6.90%      06/15/04    3,000,000      3,003,750
International Lease Finance Corp......      A1/A+       6.88%      05/01/01    4,000,000      4,040,000
Merrill Lynch & Co., Inc..............     Aa3/AA-      6.00%      01/15/01    2,000,000      1,970,000
Morgan Stanley Debentures.............      A1/A+       9.38%      06/15/01    4,165,000      4,550,263
Waste Management Inc..................      A3/A-       6.63%      07/15/02    2,000,000      1,990,000
                                                                                            -----------
TOTAL CORPORATE BONDS (COST $34,296,226)                                                     34,560,075
                                                                                            -----------
MEDIUM TERM NOTES -- 19.5%
Associates Corp. of North America
 Underwritten Senior Notes............     Aa3/AA-      6.75%      07/15/01    4,100,000      4,125,625
Fuji Bank.............................      A3/NR       7.30%      03/29/49    3,000,000      3,018,217
Ikon Capital Inc......................      A3/A-       6.73%      06/15/01    2,500,000      2,503,125
McDonnel Douglas Financial Corp.......      A2/AA       6.83%      05/21/01    4,000,000      4,035,000
NationsBank Corp......................      A1/A+       6.09%      12/14/01    5,000,000      4,887,500
Paine Webber Group, Series C..........    Baa1/BBB+     7.31%      08/09/00    3,000,000      3,048,750
Sears Roebuck Acceptance Corp.........      A2/A-       7.00%      06/15/07    2,200,000      2,202,750
                                                                                            -----------
TOTAL MEDIUM TERM NOTES (COST $23,734,148)                                                   23,820,967
                                                                                            -----------

See Notes to Financial Statements.

                                                                   MATUITY    PRINCIPAL       VALUE
             DESCRIPTION                                RATE        DATE        AMOUNT       (NOTE 2)
--------------------------------------                  -----     ---------   ----------   ------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 4.7%
Federal Home Loan Mortgage Corp. Pool
 #160034..............................                  8.50%      12/01/07   $   56,471   $     59,418
Federal Home Loan Mortgage Corp. Pool
 #284343..............................                  8.00%      12/01/16        7,863          8,141
Federal Home Loan Mortgage Corp. Pool
 #297505..............................                  8.00%      06/01/17       17,628         18,349
Federal Home Loan Mortgage Corp. Pool
 #549837..............................                  8.00%      07/01/10      173,389        180,433
Federal Home Loan Mortgage Corp.
 Series #1501 Class G.................                  6.40%      05/15/18    2,300,000      2,288,621
Federal National Mortgage Association
 Pool #131579.........................                  6.50%      07/01/04      114,533        110,489
Federal National Mortgage Association
 Pool #286087.........................                  9.00%      06/01/24      675,990        697,748
Fncx ppl #303528......................                  6.00%      06/01/01    1,963,425      1,921,089
Government National Mortgage
 Association Pool #136688.............                  10.00%     09/15/15       25,611         28,432
Government National Mortgage
 Association Pool #166744.............                  10.00%     07/15/16      258,911        285,207
Government National Association Pool
 #209480..............................                  10.00%     07/15/17       78,783         86,785
Government National Mortgage
 Association Pool #227082.............                  10.00%     08/15/17      111,361        122,671
                                                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS..........................                                                        5,807,383
                                                                                            -----------
U.S. TREASURY OBLIGATIONS -- 32.5%
U.S. Treasury Notes...................                  7.75%      01/31/00   18,500,000     19,195,043
U.S. Treasury Notes...................                  5.63%      02/28/01    2,700,000      2,656,044
U.S. Treasury Notes...................                  5.88%      06/30/00   10,000,000      9,948,999
U.S. Treasury Notes...................                  7.00%      07/15/06    7,705,453      7,947,062
                                                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
 $38,022,147).........................                                                       39,747,148
                                                                                            -----------

                                                                                SHARES
                                                                              ----------
TEMPORARY INVESTMENTS -- 2.4%
Temporary Investment Cash Fund........                                        $1,458,382   $  1,458,382
Temporary Investment Fund.............                                         1,466,382      1,466,382
                                                                                            -----------
TOTAL TEMPORARY INVESTMENTS (COST $2,924,766)                                                 2,924,764
                                                                                            -----------
TOTAL INVESTMENTS -- 100.1% (COST $121,839,254)(a)                                          122,504,493
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                (166,158)
                                                                                            -----------
NET ASSETS -- 100.0%..................                                                     $122,338,335
                                                                                            ===========

---------------

Percentages indicated are based on net assets of $122,338,335.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized depreciation of securities as follows:

       Unrealized appreciation......................................................  $  843,444
       Unrealized depreciation......................................................    (178,205)
                                                                                      ----------
       Net unrealized depreciation..................................................  $  665,239
                                                                                      ===========

(ZCB) Zero Coupon Bond

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value (cost $484,721,532)..............  $592,908,748
  Dividend Receivable.................................................     1,014,093
  Interest Receivable.................................................        72,165
  Contribution receivable.............................................     1,439,225
  Variation margin receivable on futures contract.....................        49,500
  Deferred organization costs.........................................        17,313
  Prepaid expenses....................................................        48,594
                                                                        ------------
Total Assets..........................................................   595,549,638
                                                                        ------------
LIABILITIES
  Withdrawal payable..................................................     1,142,882
  Advisory fees payable...............................................       256,754
  Administration fees payable.........................................        25,676
  Audit fees payable..................................................        26,732
  Fund accounting fees and expense payable............................        46,817
  Custodian fees payable..............................................         3,795
  Legal fees payable..................................................        15,914
  Other accrued expenses..............................................       202,038
                                                                        ------------
Total Liabilities.....................................................     1,720,608
                                                                        ------------
NET ASSETS............................................................  $593,829,030
                                                                        ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $121,839,254).............   $122,504,493
  Receivable for securities sold......................................      2,672,703
  Contribution receivable.............................................        297,651
  Interest receivable.................................................      1,428,852
  Deferred organization costs.........................................         17,243
  Prepaid expenses....................................................         12,014
                                                                         ------------
Total Assets..........................................................    126,932,956
                                                                         ------------
LIABILITIES:
  Withdrawal payable..................................................        385,769
  Payable for securities purchased....................................      4,122,829
  Advisory fees payable...............................................         15,191
  Audit fees payable..................................................         30,315
  Fund accounting fees payable........................................         10,020
  Legal fees payable..................................................          5,989
  Administration fees payable.........................................          2,270
  Other accrued expenses..............................................         22,238
                                                                         ------------
Total Liabilities.....................................................      4,594,621
                                                                         ------------
NET ASSETS............................................................   $122,338,335
                                                                         ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income......................................................   $ 4,613,845
  Interest income......................................................       429,249
                                                                          -----------
    Total income.......................................................     5,043,094
                                                                          -----------
EXPENSES
  Advisory fees........................................................     1,754,959
  Administration fees..................................................       136,084
  Fund accounting fees and expenses....................................       140,530
  Audit fees...........................................................        12,735
  Custodian fees and expenses..........................................        35,526
  Legal fees...........................................................        22,373
  Trustees' fees.......................................................        12,703
  Amortization of organization costs...................................         6,992
  Other expenses.......................................................         8,063
                                                                          -----------
    Total Expenses.....................................................     2,129,965
  Less: Fee waivers and expense reimbursements.........................      (279,642)
                                                                          -----------
  Total Net Expenses...................................................     1,850,323
                                                                          -----------
Net Investment Income..................................................     3,192,771
                                                                          -----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions........................    34,879,065
  Net change in unrealized appreciation on investments and futures.....    35,352,626
                                                                          -----------
Net realized/unrealized gains on investments and futures...............    70,231,691
                                                                          -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $73,424,462
                                                                          ===========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income........................................................   $4,552,804
                                                                            ----------
EXPENSES:
  Advisory fees..........................................................      279,369
  Administration fees....................................................       35,656
  Fund accounting fees and expenses......................................       54,032
  Amortization of organization costs.....................................        6,992
  Audit fees.............................................................       16,650
  Legal fees.............................................................        6,655
  Directors fees.........................................................        3,566
  Other operating expenses...............................................       10,017
                                                                            ----------
        Total Expenses...................................................      412,937
Less: Fee waivers and reimbursements.....................................     (156,639)
                                                                            ----------
Total Net Expenses.......................................................      256,298
                                                                            ----------
NET INVESTMENT INCOME....................................................    4,296,506
                                                                            ----------
REALIZED/UNREALIZED (LOSSES) ON INVESTMENTS FROM MASTER INVESTMENT TRUST,
  SERIES I -- INVESTMENT GRADE BOND PORTFOLIO:
  Net realized losses on investment transactions.........................     (405,757)
  Net change in unrealized depreciation on investments...................    1,294,579
                                                                            ----------
  Net realized / unrealized losses on investments........................      888,822
                                                                            ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $5,185,328
                                                                            ==========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED
                                                           AUGUST 31,     YEAR ENDED
                                                              1997       FEBRUARY 28,
                                                          (UNAUDITED)        1997
                                                          ------------   ------------
INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................................. $  3,192,771   $  5,845,867
  Net realized gains on investment transactions..........   34,879,065     62,491,398
  Net change in unrealized appreciation on investments...   35,352,626     26,358,970
                                                          ------------   ------------
  Change in net assets resulting from operations.........   73,424,462     94,696,235
                                                          ------------   ------------
Trust Share Transactions:
  Contributions..........................................  100,389,612    176,422,520
  Withdrawals............................................  (56,551,614)   (70,074,459)
                                                          ------------   ------------
Change in net assets from trust share transactions.......   43,837,998    106,348,061
                                                          ------------   ------------
Change in net assets.....................................  117,262,460    201,044,296
NET ASSETS
  Beginning of Period....................................  476,566,570    275,522,274
                                                          ------------   ------------
  End of Period.......................................... $593,829,030   $476,566,570
                                                          ============   ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1997        YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 1997
                                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............................    $  4,296,506        $   5,575,868
  Net realized gain (loss) on investment
    transactions....................................        (405,757)            (535,492)
  Net change in unrealized depreciation on
    investments.....................................       1,294,579             (681,210)
                                                        ------------         ------------
  Change in net assets resulting from operations....       5,185,328            4,359,166
                                                        ------------         ------------
TRUST SHARE TRANSACTIONS:
  Contributions.....................................      27,755,852           94,643,822
  Withdrawals.......................................     (49,759,764)         (26,135,644)
                                                        ------------         ------------
Change in net assets resulting from trust share
  transactions......................................     (22,003,912)          68,508,178
                                                        ------------         ------------
Change in net assets................................     (16,818,584)          72,867,344
NET ASSETS
  Beginning of Period...............................     139,156,919           66,289,575
                                                        ------------         ------------
  End of Period.....................................    $122,338,335        $ 139,156,919
                                                        ============         ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Trust consisted of two portfolios; the Blue Chip Portfolio (the "Blue Chip Portfolio") and Investment Grade Bond Portfolio (the "Bond Portfolio") (collectively the "Portfolios").

    The investment objective of the Blue Chip Portfolio is long term capital appreciation through investments in blue chip stocks. The investment objective of the Investment Grade Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and Government fixed income obligations and mortgage backed securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, served as the Portfolio's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership served as the Portfolios' administrator. Effective September 15, 1997, PFPC Inc., wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securi-ties for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. The summary of open financial futures contracts at August 31, 1997 is included in the Blue Chip Portfolio's Schedule of Investments which is included elsewhere in this report.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolios will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolios will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the require-ments of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolios have an Investment Advisory Agreement with Bank of America and had an Administration Agreement with BISYS.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.75% from March 1, 1997 through June 22, 1997, and 0.50% from June 23, 1997 through August 31, 1997 of the average daily net assets of the Portfolios. For the six months ended August 31, 1997, Bank of America waived $262,519, and $140,896 in fees as Adviser of the Blue Chip Portfolio and Bond Portfolio.

    As Administrator, BISYS assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, BISYS was entitled to a fee which was accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended August 31, 1997, BISYS waived $17,123 and $15,473 in fees as Administrator of the Blue Chip Portfolio and Bond Portfolio.

    For services provided to the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500.

    For the six months ended August 31, 1997, the Blue Chip Portfolio and Bond Portfolio incurred legal expenses of $22,373 and $6,655, which were earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with BISYS. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the six months ended August 31, 1997, each Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                      PURCHASES        SALES
                      =========      =========
Blue Chip Portfolio
 Common Stocks       $230,612,694   $181,509,424
Bond Portfolio
 U.S. Government     $ 48,542,025   $ 14,952,580
 Other                 30,379,434     80,454,007
                     ------------   ------------
   Total             $ 78,921,459   $ 95,406,587
                     ============   ============

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Investment Grade Bond Portfolio had the following concentrations by industry sector at August 31, 1997 (as a percentage of total investments):

Asset-Backed Securities...............   12.8
Corporate Bonds.......................   28.2
Medium Term Notes.....................   19.5
Temporary Investments.................    2.4
U.S. Government Agency Obligations....    4.7
U.S. Treasury Notes...................   32.4
                                        -----
                                        100.0%
                                        ======

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------------
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)        1997            1996            1995           1994*
                                        -----------    ------------    ------------    ------------    ------------
Ratio of expenses to average net
 assets...............................       0.75%**         0.62%          0.31%           0.17%           0.27%**
Ratio of net investment income to
 average net assets...................       1.30%**         1.62%          2.16%           2.30%           1.97%**
Ratio of expenses to average net
 assets(a)............................       0.87%**         0.90%          0.90%           0.97%           1.07%**
Ratio of net investment income to
 average net assets(a)................       1.19%**         1.34%          1.57%           1.50%           1.17%**
Portfolio Turnover....................         35%             91%           108%             44%             86%
Average Commission rate paid(b).......    $0.0506        $ 0.0530             --              --              --

---------------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(b) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

  * For the period December 6, 1993 (commencement of operations) through February 28, 1994.

 ** Annualized.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                          FOR THE SIX                               YEAR ENDED
                         MONTHS ENDED      ------------------------------------------------------------
                        AUGUST 31, 1997    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                          (UNAUDITED)          1997            1996            1995           1994*
                        ---------------    ------------    ------------    ------------    ------------
Ratio of expenses to
 average net assets...        0.36%**          0.35%           0.18%           0.25%           0.41%**
Ratio of net
 investment income to
 average net assets...        6.03%**          5.86%           6.47%           6.22%           4.93%**
Ratio of expenses to
 average net
 assets(a)............        0.58%**          0.65%           0.68%           0.75%           0.91%**
Ratio of net
 investment income to
 average net
 assets(a)............        5.81%**          5.56%           5.97%           5.72%           4.43%**
Portfolio Turnover....          59%              83%            172%            240%             32%

---------------
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 * For the period December 6, 1993 (commencement of operations) through February 28, 1994.

** Annualized.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
BANK NOTES -- 3.8%
DOMESTIC -- 3.2%
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 1/9/98)*..............     A1/P1      5.61%     09/09/97   $ 25,000,000   $   24,999,318
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 4/15/98)*.............     A1/P1      5.62%     09/15/97     50,000,000       50,000,000
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 6/26/98)*.............     A1/P1      5.60%     09/26/97     25,000,000       25,000,000
 Bank of New York.................     A1/P1      6.10%     05/22/98     25,000,000       24,981,100
 Huntington National Bank.........     A1/P1      5.94%     08/31/98     50,000,000       49,971,415
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   10/01/97)*.....................     A1/P1      5.52%     09/02/97     25,000,000       24,998,382
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   11/25/97)*.....................     A1/P1      5.52%     09/25/97     50,000,000       49,963,450
                                                                                      --------------
TOTAL DOMESTIC BANK NOTES.........                                                       249,913,665
                                                                                      --------------
FOREIGN -- 0.6%
 Abbey National Treasury Services,
   PLC............................     A1/P1      6.00%     06/17/98     50,000,000       49,997,726
                                                                                      --------------
TOTAL BANK NOTES (AMORTIZED COST
 $299,911,391)....................                                                       299,911,391
                                                                                      --------------
CERTIFICATE OF DEPOSIT -- 18.9%
DOMESTIC -- 5.0%
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   07/21/98)*.....................     A1/P1      5.65%     09/02/97     25,000,000       24,989,321
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   9/30/97)*......................     A1/P1      5.62%     09/02/97     50,000,000       49,997,695
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   10/16/97)*.....................     A1/P1      5.50%     09/03/97     25,000,000       24,997,139
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   12/10/97)*.....................     A1/P1      5.56%     09/03/97     25,000,000       24,996,575
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   07/07/98)*.....................     A1/P1      5.66%     09/03/97     50,000,000       49,971,403
 Crestar Bank.....................     A1/P1      5.49%     09/19/97     25,000,000       25,000,000
 Crestar Bank.....................     A1/P1      5.63%     11/20/97     50,000,000       50,001,644
 Crestar Bank.....................     A1/P1      5.80%     04/08/98     50,000,000       50,000,000
 Crestar Bank.....................     A1/P1      5.86%     07/20/98     50,000,000       49,991,561
 Morgan Guaranty Trust Company....     A1/P1      5.80%     07/28/98     25,000,000       24,991,346
 Morgan Guaranty Trust Company....     A1/P1      5.87%     08/06/98     25,000,000       24,993,337
                                                                                      --------------
TOTAL DOMESTIC....................                                                       399,930,021
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
EURO -- 0.9%
 Sumitomo Bank, Ltd., London......     A1/P1      5.76%     10/15/97   $ 50,000,000   $   50,000,602
 Sumitomo Bank, Ltd., London......     A1/P1      5.77%     10/17/97     25,000,000       25,000,315
                                                                                      --------------
TOTAL EURO........................                                                        75,000,917
                                                                                      --------------
YANKEE -- 13.0%
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.85%     01/07/98     25,000,000       24,996,564
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.88%     01/13/98     25,000,000       24,998,244
 Banque National de Paris,
   Chicago........................     A1/P1      5.97%     07/01/98     25,000,000       24,984,140
 Banque National de Paris,
   Chicago........................     A1/P1      5.89%     07/21/98     25,000,000       24,993,240
 Banque National de Paris,
   Chicago........................     A1/P1      5.80%     07/31/98     25,000,000       24,989,085
 Banque National de Paris, New
   York...........................     A1/P1      5.75%     02/26/98     25,000,000       24,994,054
 BHF Bank of Aktiengesellschaft,
   New York, Monthly Variable Rate
   (final maturity 8/13/98)*......     A1/P1      5.56%     09/15/97     50,000,000       49,981,553
 Canadian Imperial Bank of
   Commerce, New York.............     A1/P1      5.87%     08/11/98     25,000,000       24,980,849
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.83%     09/02/97     25,000,000       25,000,007
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.94%     12/16/97     55,500,000       55,511,349
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.94%     12/04/97     50,000,000       50,001,267
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/10/97     50,000,000       50,001,356
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/11/97     50,000,000       50,001,369
 Istituto Bancario San Paolo Di
   Torino, New York...............     A1/P1      5.87%     07/20/98     50,000,000       49,987,345
 Landesbank Hessen-Thuringen
   Girozentrale, New York.........     A1/P1      5.94%     06/19/98     25,000,000       24,988,570
 National Australia Bank, New
   York...........................     A1/P1      5.80%     10/03/97     25,000,000       24,999,843
 National Bank of Canada, New
   York...........................     A1/P1      6.15%     05/15/98     44,000,000       43,984,023
 National Bank of Canada, New
   York...........................     A1/P1      6.14%     06/05/98     25,000,000       24,996,188
 Royal Bank of Canada, New York...     A1/P1      5.58%     12/11/97     25,000,000       24,991,983
 Royal Bank of Canada, New York...     A1/P1      5.65%     03/03/98     80,000,000       79,942,894
 Societe Generale Bank, New York..     A1/P1      5.77%     01/09/98     25,000,000       24,996,590
 Societe Generale Bank, New York..     A1/P1      5.59%     11/14/97     30,000,000       30,001,283
 Societe Generale Bank, New York..     A1/P1      5.73%     10/15/97     15,000,000       15,002,168
 Societe Generale Bank, New York..     A1/P1      5.77%     01/07/98     25,000,000       24,997,481
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 1/15/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,994,305
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 6/16/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,988,571
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 8/25/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,985,793

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
YANKEE -- (CONTINUED)
 Societe Generale Bank, New York,
   Quarterly Variable Rate (final
   maturity 12/24/97)*............     A1/P1      5.68%     09/24/97   $ 25,000,000   $   24,994,534
 Sumitomo Bank Ltd., New York.....     A1/P1      5.60%     09/08/97     25,000,000       24,999,846
 Westdeutsche Landes Bank Girozen
   Trole, New York................     A1/P1      5.78%     07/31/98     35,000,000       34,992,741
 Westpac Banking Corp., New
   York...........................     A1/P1      5.83%     01/22/98     25,000,000       24,998,125
 Westpac Banking Corp., New
   York...........................     A1/P1      5.93%     08/12/98     25,000,000       24,990,964
                                                                                      --------------
TOTAL YANKEE......................                                                     1,034,266,324
                                                                                      --------------
TOTAL CERTIFICATE OF DEPOSIT
 (AMORTIZED COST
 $1,509,197,262)..................                                                     1,509,197,262
                                                                                      --------------
COMMERCIAL PAPER -- 31.5%
DOMESTIC -- 26.9%
ASSET BACKED SECURITIES -- 9.3%
 Aesop Funding Corp...............     A1/P1      5.52%     09/19/97     33,300,000       33,208,092
 Aesop Funding Corp...............     A1/P1      5.52%     09/22/97     30,000,000       29,903,400
 Aesop Funding Corp...............     A1/P1      5.55%     10/02/97     40,000,000       39,808,833
 Banc One Funding Corp............     A1/P1      5.53%     10/17/97     37,687,000       37,420,699
 Beta Finance Inc.................     A1/P1      5.53%     09/24/97     50,000,000       49,823,347
 CC USA Inc.......................     A1/P1      5.54%     11/05/97     21,500,000       21,284,940
 CC USA Inc.......................     A1/P1      5.55%     02/02/98     50,000,000       48,812,917
 Corporate Asset Funding
   Company........................     A1/P1      5.52%     10/17/97     50,000,000       49,647,333
 Corporate Asset Funding
   Company........................     A1/P1      5.54%     10/27/97     50,000,000       49,569,111
 Enterprise Funding Corp. (b).....     A1/P1      5.52%     10/14/97     19,400,000       19,272,089
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     25,364,000       25,109,832
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     44,317,000       43,872,907
 Golden Managers Acceptance
   Corp...........................     A1/P1      5.55%     09/19/97     45,000,000       44,875,125
 Gotham Funding Corp.(b)..........     A1/P1      5.70%     12/29/97     25,000,000       24,528,958
 Riverwood Funding Corp...........     A1/P1      5.52%     09/23/97     42,500,000       42,356,633
 Riverwood Funding Corp...........     A1/P1      5.52%     09/26/97     50,000,000       49,808,333
 Sigma Finance Inc................     A1/P1      5.55%     10/14/97     50,000,000       49,668,542
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/04/97     35,000,000       34,655,911
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/05/97     50,000,000       49,500,764
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       743,127,766
                                                                                      --------------
AUTOMOBILES -- 3.5%
 American Honda Finance Corp......     F1/P1      5.54%     10/22/97     30,000,000       29,764,550
 American Honda Finance Corp......     F1/P1      5.55%     11/07/97     40,000,000       39,586,833
 Daimler-Benz North America
   Corp...........................     A1/P1      5.61%     09/08/97     25,000,000       24,972,729
 Daimler-Benz North America
   Corp...........................     A1/P1      5.51%     11/06/97     50,000,000       49,494,917
 Daimler-Benz North America
   Corp...........................     A1/P1      5.52%     12/03/97     33,908,000       33,424,472
 General Motors Acceptance Corp...     P1/D1      5.40%     09/12/97     50,000,000       49,917,500
 General Motors Acceptance Corp...     P1/D1      5.82%     11/05/97     50,000,000       49,474,583
                                                                                      --------------
TOTAL AUTOMOBILES.................                                                       276,635,584
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
BANKING -- 3.3%
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   11/7/97)*......................     A1/P1      5.72%     09/02/97   $ 25,000,000   $   25,000,000
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   1/9/98)*.......................     A1/P1      5.74%     09/02/97     50,000,000       50,000,000
 Svenska Handelsbanken, Inc.......     A1/P1      5.52%     12/22/97     49,890,000       49,033,222
 Unifunding, Inc..................     A1/P1      5.52%     10/20/97     36,000,000       35,729,520
 Unifunding, Inc..................     A1/P1      5.55%     11/18/97     50,000,000       49,398,750
 Unifunding, Inc..................     A1/P1      5.56%     12/11/97     50,000,000       49,220,056
                                                                                      --------------
TOTAL BANKING.....................                                                       258,381,548
                                                                                      --------------
BROKERAGE SERVICES -- 3.1%
 Lehman Brothers Holdings, Inc....     A1/F1      5.57%     09/19/97     50,000,000       49,860,750
 Lehman Brothers Holdings, Inc....     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
 Lehman Brothers Holdings, Inc.,
   Weekly Variable Rate (final
   maturity 4/03/98)*.............     A1/F1      5.78%     09/08/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc.........     A1/P1      5.53%     12/12/97     25,000,000       24,608,292
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Smith Barney Holdings, Inc.......     A1/P1      5.52%     10/06/97     50,000,000       49,731,667
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       247,466,716
                                                                                      --------------
CHEMICALS-DIVERSIFIED -- 0.2%
 AKZO Nobel Inc...................     A1/P1      5.62%     10/10/97     20,000,000       19,878,233
                                                                                      --------------
CONGLOMERATES -- 0.3%
 B.A.T. Capital Corp..............     A1/P1      5.62%     09/03/97     25,000,000       24,992,194
                                                                                      --------------
CONSUMER NON-DURABLES -- 1.6%
 Newell Co........................     A1/D1      5.54%     09/29/97     40,000,000       39,827,644
 Newell Co........................     A1/D1      5.55%     10/29/97     50,000,000       49,552,917
 Newell Co........................     A1/D1      5.56%     11/05/97     40,000,000       39,598,444
                                                                                      --------------
TOTAL CONSUMER NON-DURABLES.......                                                       128,979,005
                                                                                      --------------
FINANCE COMPANIES -- 1.7%
 Countrywide Home Loans, Inc......     A1/F1      5.63%     09/02/97     34,000,000       33,994,683
 Countrywide Home Loans, Inc......     A1/F1      5.60%     09/19/97     25,000,000       24,930,000
 Countrywide Home Loans, Inc......     A1/F1      5.52%     10/22/97     50,000,000       49,609,000
 Countrywide Home Loans, Inc......     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       133,229,204
                                                                                      --------------
INSURANCE -- 0.3%
 Marsh & Mclennan Companies,
   Inc............................     A1/P1      5.75%     02/20/98     28,000,000       27,230,778
                                                                                      --------------
PUBLISHING -- 0.6%
 Tribune Company..................     A1/F1      5.55%     10/22/97     20,000,000       19,842,750
 Tribune Company..................     A1/F1      5.65%     12/22/97     25,000,000       24,560,556
                                                                                      --------------
TOTAL PUBLISHING..................                                                        44,403,306
                                                                                      --------------
RELOCATION SERVICES -- 0.7%
 PHH Corporation..................     A1/P1      5.58%     09/19/97     25,000,000       24,930,250
 PHH Corporation..................     A1/P1      5.52%     10/31/97     35,000,000       34,678,000
                                                                                      --------------
TOTAL RELOCATION SERVICES.........                                                        59,608,250
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
SOVEREIGN ISSUES -- 0.6%
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     11/05/97   $ 29,500,000   $   29,205,451
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     12/03/97     15,700,000       15,475,712
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                        44,681,163
                                                                                      --------------
UTILITIES -- 1.7%
 Duke Capital Corp................                5.56%     10/06/97     88,955,000       88,473,770
 Edison International.............     A1/P1      5.60%     10/22/97     50,000,000       49,603,333
                                                                                      --------------
TOTAL UTILITIES...................                                                       138,077,103
                                                                                      --------------
TOTAL DOMESTIC COMMERCIAL PAPER...                                                     2,146,690,850
                                                                                      --------------
FOREIGN -- 4.6%
AIR TRANSPORTATION -- 1.0%
 BAA PLC..........................     A1/P1      5.53%     12/03/97     76,410,000       75,318,419
                                                                                      --------------
BUILDING SOCIETY -- 0.9%
 Bradford & Bingley Building
   Society........................     A1/P1      5.62%     12/29/97     50,000,000       49,071,139
 Bradford & Bingley Building
   Society........................     A1/P1      5.56%     02/17/98     25,000,000       24,347,472
                                                                                      --------------
TOTAL BUILDING SOCIETY............                                                        73,418,611
                                                                                      --------------
OIL AND GAS -- 0.5%
 Repsol International Finance.....     A1/P1      4.98%     09/09/97     40,000,000       39,950,222
                                                                                      --------------
SOVEREIGN ISSUES -- 1.6%
 Cades............................     A1/P1      5.39%     10/03/97     50,000,000       49,760,667
 Cades............................     A1/P1      5.41%     10/10/97     25,000,000       24,853,479
 Cades............................     A1/P1      5.44%     11/14/97     50,000,000       49,440,889
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                       124,055,035
                                                                                      --------------
TELECOMMUNICATIONS -- 0.6%
 Alcatel Alsthom, Inc.............     A1/P1      5.60%     12/16/97     50,000,000       49,175,556
                                                                                      --------------
TOTAL FOREIGN COMMERCIAL PAPER....                                                       361,917,843
                                                                                      --------------
TOTAL COMMERCIAL PAPER (AMORTIZED
 COST $2,508,608,693).............                                                     2,508,608,693
                                                                                      --------------
CORPORATE BOND -- 15.3%
ASSET BACKED SECURITIES -- 2.5%
 CC USA, Inc......................     A1/P1      6.18%     05/26/98     20,000,000       20,002,393
 Ciesco, L.P., Monthly Variable
   Rate (final maturity
   2/10/98)*......................     A1/P1      5.57%     09/12/97     75,000,000       74,996,671
Sigma Finance, Inc................     A1/P1      5.92%     03/05/98     50,000,000       49,991,984
Sigma Finance, Inc., Daily
 Variable Rate (final maturity
 7/27/98)*........................     A1/P1      5.68%     09/02/97     50,000,000       49,999,104
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       194,990,152
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
AUTOMOBILES -- 2.3%
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/6/98)*..............     F1/P1      5.79%     10/06/97   $ 50,000,000   $   49,994,265
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/9/98)*..............     F1/P1      5.75%     10/09/97     24,000,000       24,001,339
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 7/27/98)*.............     F1/P1      5.72%     10/27/97     45,000,000       45,000,000
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 6/16/98)*.............     F1/P1      5.81%     06/16/98     20,000,000       20,000,000
 Ford Motor Credit Corp...........     A1/P1      7.13%     12/01/97     25,000,000       25,089,658
 General Motors Acceptance Corp.,
   Quarterly Variable Rate (final
   maturity 1/20/98)*.............     F1/D1      5.82%     10/20/97     20,000,000       20,004,971
                                                                                      --------------
TOTAL AUTOMOBILES.................                                                       184,090,233
                                                                                      --------------
BANKING -- 0.6%
 Compagnie Bancaire USA Funding,
   Daily Variable Rate (final
   maturity 5/15/98)*.............     A1/P1      5.79%     09/02/97     50,000,000       49,996,031
                                                                                      --------------
BROKERAGE SERVICES -- 4.5%
 Bear Stearns Companies, Inc.,
   Series B, Daily Variable Rate
   (final maturity 3/17/98)*......     A1/P1      5.70%     09/02/97     75,000,000       75,000,000
 Bear Stearns Companies, Inc.,
   Series B, Monthly Variable Rate
   (final maturity 4/1/98)*.......     A1/P1      5.78%     09/02/97     18,000,000       18,015,439
 C. S. First Boston, Inc., Daily
   Variable Rate (final maturity
   7/21/98)*......................     A1/P1      5.67%     09/02/97     50,000,000       50,000,000
 C. S. First Boston, Inc., Weekly
   Variable Rate (final maturity
   5/15/98)*......................     A1/P1      5.61%     09/03/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   11/20/97)*.....................     A1/P1      5.56%     09/03/97     50,000,000       49,997,874
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   1/29/98)*......................     A1/P1      5.59%     09/03/97     50,000,000       49,995,999
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   3/4/98)*.......................     A1/P1      5.61%     09/03/97     19,000,000       18,985,204
 Merrill Lynch & Co., Inc.,
   Quarterly Variable Rate (final
   maturity 11/13/97)*............     A1/P1      5.68%     11/13/97     50,000,000       49,997,008
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       361,991,524
                                                                                      --------------
CONGLOMERATES -- 0.3%
Philip Morris Co., Inc............     A1/P1      9.00%     05/15/98     22,625,000       23,054,018
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
FINANCE COMPANIES -- 2.1%
 Associates Corp., North America..     A1/P1      6.63%     11/15/97   $ 20,000,000   $   20,037,809
 CIT Group Holdings, Inc..........     A1/P1      7.00%     09/30/97     29,700,000       29,728,947
 Dean Witter Discover & Co........     A1/P1      6.00%     03/01/98     15,000,000       15,009,675
 Household Finance Corp., Daily
   Variable Rate (final maturity
   5/28/98)*......................     A1/P1      5.72%     09/02/97     50,000,000       50,000,000
 Household Finance Corp., Monthly
   Variable Rate (final maturity
   9/15/98)*......................     A1/P1      5.70%     09/15/97     50,000,000       50,043,350
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       164,819,781
                                                                                      --------------
LEASING -- 1.8%
 Sanwa Business Credit Corp.,
   Daily Variable Rate (final
   maturity 4/17/98)*.............     P1/D1      5.84%     09/02/97     25,000,000       25,000,000
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 12/08/97)*............     P1/D1      5.80%     09/08/97     30,000,000       30,011,824
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 4/29/98)*.............     P1/D1      5.76%     09/29/97     25,000,000       25,013,500
 Sanwa Business Credit Corp.,
   Quarterly Variable Rate (final
   maturity 2/6/98)*..............     P1/D1      5.72%     11/06/97     25,000,000       24,998,918
USL Capital Corp., Series D,
 Quarterly Variable Rate (final
 maturity 4/22/98)*...............     P1/F1      5.83%     10/22/97     34,000,000       34,022,741
                                                                                      --------------
TOTAL LEASING.....................                                                       139,046,983
                                                                                      --------------
RELOCATION SERVICES -- 0.6%
 PHH Corporation, Monthly Variable
   Rate (final maturity
   6/24/98)*......................     A1/P1      5.63%     09/24/97     50,000,000       50,000,000
                                                                                      --------------
RETAILING -- 0.6%
 Sears Roebuck Acceptance Corp....     P1/F1      5.74%     10/02/97     50,000,000       49,999,569
                                                                                      --------------
TOTAL CORPORATE BOND (AMORTIZED
 COST $1,217,988,291).............                                                     1,217,988,291
                                                                                      --------------
MASTER NOTE -- 7.5%
 Goldman Sachs Group L.P. (final
   maturity 1/16/98)*.............     A1/P1      5.83%     09/02/97    300,000,000      300,000,000
 Morgan Stanley Group, Inc. (final
   maturity 3/24/98)*.............     A1/P1      5.79%     09/02/97    300,000,000      300,000,000
                                                                                      --------------
TOTAL MASTER NOTE (AMORTIZED COST
 $600,000,000)....................                                                       600,000,000
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
REPURCHASE AGREEMENTS(C) -- 23.6%
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $50,833,610
 (Collateralized by $50,930,000
 various U.S. Government
 Obligations, 6.15%-7.55%,
 1/27/00 -- 6/10/04, market
 value -- $51,819,652)............                5.60%     09/02/97   $ 50,802,000   $   50,802,000
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $80,049,956
 (Collateralized by $80,725,000
 U.S. Government Obligations,
 6.40%-6.50%, 5/2/01 -- 2/25/02,
 market value -- $81,602,028).....                5.62%     09/02/97     80,000,000       80,000,000
First Chicago Capital Markets,
 Inc., dated 8/29/97, with a
 maturity value of $150,093,833
 (Collateralized by $157,483,000
 various U.S. Government
 Obligations, 0.00% -- 7.89%,
 9/11/97 -- 8/15/03, market
 value -- $153,001,916)...........                5.63%     09/02/97    150,000,000      150,000,000
First National Bank of Chicago,
 dated 8/29/97, with a maturity
 value of $50,031,278
 (Collateralized by $51,390,000
 Federal National Mortgage
 Association Note, 7.02%, 8/28/07,
 market value -- $51,004,575).....                5.63%     09/02/97     50,000,000       50,000,000
Fuju Securities, Inc., dated
 8/29/97, with a maturity value of
 $300,187,000 (Collateralized by
 $318,677,000 various U.S.
 Government Obligations, 0.00% --
 10.35%, 9/4/97 -- 8/15/26, market
 value -- $306,000,902)...........                5.61%     09/02/97    300,000,000      300,000,000
HSBC Securities, Inc., dated
 8/29/97, with a maturity value of
 $350,218,556 (Collateralized by
 $351,407,000 various U.S.
 Government Obligations, 0.00%-
 9.25%, 9/2/97 -- 6/15/07, market
 value -- $357,001,503)...........                5.62%     09/02/97    350,000,000      350,000,000
Lehman Brothers, Inc., dated
 8/29/97, with a maturity value of
 $41,031,969 (Collateralized by
 $69,764,000 U.S. Treasury Notes,
 0.00%, 8/15/03 -- 11/15/08,
 market value -- $41,828,863).....                5.48%     09/02/97     41,007,000       41,007,000

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
REPURCHASE AGREEMENTS(C) -- (CONTINUED)
Merrill Lynch Securities, dated
 8/29/97, with a maturity value of
 $100,062,444 (Collateralized by
 $115,399,948 Federal National
 Mortgage Association Notes,
 5.50% -- 9.00%, 3/1/03 -- 9/1/26,
 market value -- $102,002,243)....                5.62%     09/02/97   $100,000,000   $  100,000,000
NationsBanc, Inc., dated 8/29/97,
 with a maturity value of
 $230,143,750 (Collateralized by
 $233,746,164 various U.S.
 Government Obligations, 0.00% --
 9.50%, 9/2/97 -- 8/1/27, market
 value -- $234,600,486)...........                5.63%     09/02/97    230,000,000      230,000,000
Nomura Securities, Inc., dated
 8/29/97, with a maturity value of
 $200,124,667 (Collateralized by
 $265,004,426 Government National
 Mortgage Association Notes,
 6.00% -- 10.00%,
 1/1/00 -- 8/20/27, market
 value -- $204,000,000)...........                5.61%     09/02/97    200,000,000      200,000,000
Prudential Securities, Inc., dated
 8/29/97, with a maturity value of
 $250,155,556 (Collateralized by
 $324,844,908 various U.S.
 Government Obligations, 0.00%-
 10.00%, 1/15/98 -- 8/1/27, market
 value -- $255,000,250)...........                5.60%     09/02/97    250,000,000      250,000,000
Smith Barney, Inc., dated 8/29/97,
 with a maturity value of
 $80,049,778 (Collateralized by
 $117,897,650 various U.S.
 Government Obligations,0.00% --
 8.00%, 7/15/08 -- 2/1/27, market
 value -- $81,600,397)............                5.60%     09/02/97     80,000,000       80,000,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENT
 (AMORTIZED COST
 $1,881,809,000)..................                                                     1,881,809,000
                                                                                      --------------
TOTAL INVESTMENTS -- 100.6%
 (AMORTIZED COST
 $8,017,514,637)(a)...............                                                     8,017,514,637
                                                                                      --------------
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.6%).................                                                       (45,980,584)
                                                                                      --------------
NET ASSETS -- 100.0%..............                                                    $7,971,534,053
                                                                                      ==============

---------

Percentages indicated are based on net assets of $7,971,534,053.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
(b) Private placement security.
(c) The range of coupon rates and maturity dates are shown.
PLC -- Public Liability Company.
N.R.S.R.O. Nationally Recognized Statistical Ratings Organization. Rating
           agencies that are included within the N.R.S.R.O. category are: S&P, Moody's, Fitch Investors Services, Duff & Phelps, IBCA, and Thomsons Bank Watch.
A1   -- Highest rating assigned by S&P and IBCA.
P1   -- Highest rating assigned by Moody's.
F1   -- Highest rating assigned by Fitch Investors.
D1   -- Highest rating assigned by Duff.
TBW1 -- Highest rating assigned by Thomsons Bank Watch.
Note: S&P and Moody's ratings have been used, unless another service has assigned the security a higher rating.
* Variable rate security. Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value (amortized cost $6,135,705,637)....................   $6,135,705,637
Repurchase agreements (cost $1,881,809,000)............................................    1,881,809,000
Cash...................................................................................           26,337
Interest Receivable....................................................................       41,624,568
Receivable for capital shares sold.....................................................      184,015,784
Receivable for investment securities sold..............................................    2,083,305,000
Prepaid expenses.......................................................................        1,290,198
                                                                                          --------------
    Total Assets.......................................................................   10,327,776,524
                                                                                          --------------
LIABILITIES:
Dividends payable......................................................................       35,043,189
Payable for investment securities purchased............................................    1,981,823,530
Payable for capital shares redeemed....................................................      335,925,601
Investment advisory fees payable.......................................................          602,283
Administration fees payable............................................................          660,579
Special management fees payable (Pacific Horizon Shares)...............................          617,556
Shareholder service fees payable (Horizon Service Shares)..............................          661,706
Shareholder service fees payable (S Shares)............................................           27,167
Shareholder service fees payable (X Shares)............................................           98,980
Shareholder service fees payable (Y Shares)............................................            3,830
12b-1 fees payable (X Shares)..........................................................          100,240
12b-1 fees payable (Y Shares)..........................................................           11,489
Custodian and fund accounting fees payable.............................................          146,903
Transfer agent fees payable............................................................           27,764
Other accrued expenses.................................................................          491,654
                                                                                          --------------
    Total Liabilities..................................................................    2,356,242,471
                                                                                          --------------
NET ASSETS.............................................................................   $7,971,534,053
                                                                                          ==============
Net Assets:
Pacific Horizon Shares.................................................................   $2,257,973,852
Horizon Shares.........................................................................    2,021,874,087
Horizon Service Shares.................................................................    3,129,562,849
S Shares...............................................................................      118,539,347
Y Shares...............................................................................       36,737,587
X Shares...............................................................................      406,846,331
                                                                                          --------------
    Total..............................................................................   $7,971,534,053
                                                                                          ==============
Shares Outstanding ($0.001 par value, 120 billion):
   Pacific Horizon Shares..............................................................    2,258,185,450
   Horizon Shares......................................................................    2,022,168,081
   Horizon Service Shares..............................................................    3,129,427,668
   S Shares............................................................................      118,538,233
   Y Shares............................................................................       36,737,583
   X Shares............................................................................      406,811,237
                                                                                          --------------
    Total..............................................................................    7,971,868,252
                                                                                          ==============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE........................            $1.00
                                                                                                     ===
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.........................................................   $    7,971,868
Additional paid-in capital.............................................................    7,963,495,319
Accumulated undistributed net investment income........................................        3,514,158
Accumulated net realized losses on investment transactions.............................       (3,447,292)
                                                                                          --------------
NET ASSETS, AUGUST 31, 1997............................................................   $7,971,534,053
                                                                                          ==============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest.............................................................  $209,184,808
                                                                         ------------
EXPENSES:
  Investment advisory fees.............................................     3,360,652
  Administration fees..................................................     3,679,805
  Special management fees (Pacific Horizon Shares).....................     3,625,502
  Shareholder service fees (Horizon Service Shares)....................     3,857,672
  Shareholder service fees (S Shares)..................................        53,805
  Shareholder service fees (X Shares)..................................       375,826
  Shareholder service fees (Y Shares)..................................         3,907
  12b-1 fees (S Shares)................................................        16,388
  12b-1 fees (X Shares)................................................       450,991
  12b-1 fees (Y Shares)................................................        11,722
  Custodian and fund accounting fees...................................       380,182
  Transfer Agent fees..................................................       162,342
  Legal fees...........................................................       295,692
  Other expenses.......................................................       683,860
                                                                         ------------
        Total Expenses.................................................    16,958,346
  Less: Fee waivers....................................................            --
Expenses paid by third parties.........................................            --
                                                                         ------------
Total Net Expenses.....................................................    16,958,346
                                                                         ------------
NET INVESTMENT INCOME..................................................   192,226,462
                                                                         ------------
NET REALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions........................        22,846
                                                                         ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $192,249,308
                                                                         ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                              ENDED
                                                                            AUGUST 31,            YEAR ENDED
                                                                               1997              FEBRUARY 28,
                                                                           (UNAUDITED)               1997
                                                                         ----------------      ----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.................................................  $    192,226,462      $    313,627,480
 Net realized gains on investment transactions.........................            22,846               172,885
                                                                         ----------------      ----------------
 Change in net assets resulting from operations........................       192,249,308           313,800,365
                                                                         ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares................................................       (57,653,267)         (110,595,534)
 Horizon Shares........................................................       (46,310,824)          (79,709,197)
 Horizon Service Shares................................................       (79,626,947)         (119,808,778)
 S Shares..............................................................          (629,524)(b)                --
 Y Shares..............................................................           (70,391)(c)                --
 X Shares..............................................................        (7,329,789)           (2,322,836)(a)
                                                                         ----------------      ----------------
Change in net assets from shareholder distributions....................      (191,620,742)         (312,436,345)
                                                                         ----------------      ----------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued...........................................    24,957,660,701        42,442,585,809
 Dividends reinvested..................................................        89,864,407           177,262,119
 Cost of shares redeemed...............................................   (24,227,328,843)      (40,881,572,699)
                                                                         ----------------      ----------------
Change in net assets from capital share transactions...................       820,196,265         1,738,275,229
                                                                         ----------------      ----------------
Change in net assets...................................................       820,824,831         1,739,639,249
NET ASSETS
 Beginning of Period...................................................     7,150,709,222         5,411,069,973
                                                                         ----------------      ----------------
 End of Period.........................................................  $  7,971,534,053      $  7,150,709,222
                                                                         ================      ================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from April 7, 1997 (inception date) to August 31, 1997.

(c) Period from July 10, 1997 (inception date) to August 31, 1997.

See Notes to Financial Statements.

PACIF IC HORIZON PRIME FUND, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. On August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Prime Fund (the "Prime Fund").

    The Prime Fund issues six classes of shares (Pacific Horizon Shares, Horizon Shares, Horizon Services Shares, effective July 22, 1996, X Shares, S Shares effective April 7, 1997 and effective July 10, 1997, Y Shares). Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X, S and Y Shares each have a Distribution and Services Plan.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Fund's administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Fund, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Fund's prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Fund. The Fund bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the Fund.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Fund's transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Prime Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Prime Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of the fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

REPURCHASE AGREEMENT:

    The Prime Fund's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Prime Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Prime Fund's net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Prime Fund on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                ACCUMULATED
               UNDISTRIBUTED   ACCUMULATED
                    NET        NET REALIZED
                INVESTMENT     GAIN/(LOSS)
                  INCOME      ON INVESTMENTS
               -------------  --------------
Prime Fund       $   2,742       $182,342

FEDERAL INCOME TAXES:

    It is the Prime Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Prime Fund had the following capital loss carryovers:

                        CAPITAL
                          LOSS     EXPIRATION
         FUND          CARRYOVER      DATE
---------------------- ----------  ----------
Prime Fund             $ 744,962      2002
                       2,725,176      2003
                       ----------
                       $3,470,138
                       ==========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. Addition-ally, during the year, the Prime Fund utilized $172,885 of its available capital loss carryover to offset realized capital gains for Federal income tax purposes.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Prime Fund has an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Fund had an Administration Agreement with BISYS. Bank of America is entitled to a fee from the Prime Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS was entitled to a fee from the Prime Fund which is accrued daily and payable monthly, at an annual rate of 0.10% of the Fund's first $7 billion of net assets, plus 0.09% of the Fund's next $3 billion of net assets, plus 0.08% of the Fund's net assets in excess of $10 billion.

    The Prime Fund has entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of the Prime Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Prime Fund has adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Prime Fund of a fee at an annual rate 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service organizations include BISYS, Bank of America and its affiliates. For the six months ended August 31, 1997, the Prime Fund was advised that BISYS, Bank of America and their affiliates earned the following amounts pursuant to the Services Agreement and Services Plan:

             BANK OF
             AMERICA
               AND
           AFFILIATES                BISYS
       -------------------    -------------------
           $3,346,248               $22,110

    The Prime Fund has also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Prime Fund of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares, which are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and their affiliates. For the six months ended August 31, 1997, the Prime Fund was advised that BISYS, Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
       ------------------------------------------
                       $3,166,103

    The Prime Fund has adopted the Distribution and Services Plan under which the Prime Fund pays the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of the Prime Fund's X Shares. For the six months ended August 31, 1997, the Prime Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
       ------------------------------------------
                        $374,472

    The Prime Fund has adopted the Distribution and Services Plan under which the Prime Fund pays the Distributor and Service Organization for the provision of support service with respect to the beneficial owners of Y shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%; respectively, of the average daily net assets of the Prime Fund's Y shares. For the period from July 10, 1997 (date of inception) to August 31, 1997, the Prime Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
       ------------------------------------------
                         $3,907

    The Prime Fund has adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organization for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Prime Fund's S shares. For the period from April 7, 1997(date of inception) to August 31, 1997 the Fund was advised that Bank of America and its affiliates earned $31,874 pursuant to the Distribution and Services Plan.

    BISYS Ohio served the Prime Fund as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $162,342, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Prime Fund incurred legal charges totaling $295,692, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the Director participates in all or part of a Board or Committee meeting and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a Director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. A Director who dies or resigns after nine years of service as a Director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $15,064, for the Prime Fund, for the six months ended August 31, 1997.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Prime Fund (at $1.00 per share) for the periods indicated are summarized below:

                                                            PRIME FUND
                                             -----------------------------------------
                                             SIX MONTHS ENDED
                                              AUGUST 31, 1997           YEAR ENDED
                                                (UNAUDITED)         FEBRUARY 28, 1997
                                             -----------------      ------------------
Pacific Horizon Shares
  Issued..................................      1,421,450,092           4,320,031,345
  Reinvest................................         44,139,878              99,202,915
  Redeemed................................     (1,500,161,348)         (4,326,928,364)
                                                -------------           -------------
Net increase/ (decrease)..................        (34,571,378)             92,305,896
                                                =============           =============
Horizon Shares
  Issued..................................      9,219,317,384          15,114,015,999
  Reinvest................................         13,412,109              25,723,399
  Redeemed................................     (8,920,510,978)        (15,081,065,299)
                                                -------------           -------------
Net increase/ (decrease)..................        312,218,515              58,674,099
                                                =============           =============
Horizon Service Shares
  Issued..................................     13,634,158,320          22,771,276,975
    Reinvest..............................         26,468,915              50,011,411
    Redeemed..............................    (13,476,384,289)        (21,437,775,542)
                                                -------------           -------------
Net increase/
  (decrease)..............................        184,242,946           1,383,512,844
                                                =============           =============
X Shares
  Issued..................................        518,517,302             237,259,971
  Reinvest................................          5,573,041               2,324,394
  Redeemed................................       (321,059,977)            (35,803,494)
                                                -------------           -------------
Net increase..............................        203,030,366             203,780,871(a)
                                                =============           =============
S Shares
  Issued..................................        122,180,115                      --
  Reinvest................................            270,464                      --
  Redeemed................................         (3,912,346)                     --
                                                -------------           -------------
Net increase..............................        118,538,233(b)                   --
                                                =============           =============
Y Shares
  Issued..................................         42,037,008                      --
  Reinvest................................                 --                      --
  Redeemed................................         (5,299,425)                     --
                                                -------------           -------------
Net increase..............................         36,737,583(c)                   --
                                                =============           =============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from April 7, 1997 (inception date) to August 31, 1997.

(c) Period from July 10, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............     $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Income from Investment Operations:
 Net investment income.............      0.0258        0.0492        0.0539        0.0424        0.0287        0.0340
 Net realized gains/(losses) on
   investment transactions.........          --            --        0.0004       (0.0227)      (0.0016)           --
                                         ------        ------        ------        ------        ------        ------
Total income from investment
 operations........................      0.0258        0.0492        0.0543        0.0197        0.0271        0.0340
Less dividends to shareholders from
 net investment income.............     (0.0257)      (0.0490)      (0.0539)      (0.0422)      (0.0287)      (0.0341)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................          --            --            --        0.0233            --            --
                                         ------        ------        ------        ------        ------        ------
Net change in net asset value per
 share.............................      0.0001        0.0002        0.0004        0.0008       (0.0016)      (0.0001)
                                         ------        ------        ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................     $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         ======        ======        ======        ======        ======        ======
Total return.......................        2.59%(d)      5.01%         5.53%         4.30%+        2.91%         3.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (millions)........................     $ 2,258      $  2,292      $  2,200      $  1,129      $  1,216      $    992
Ratio of expenses to average net
 assets............................        0.55%(c)      0.55%         0.55%         0.51%         0.52%         0.55%
Ratio of net investment income to
 average net assets................        5.11%(c)      4.92%         5.37%         4.19%         2.86%         3.42%
Ratio of expenses to average net
 assets*...........................          (b)           (b)         0.56%         0.56%         0.53%           (a)
Ratio of net investment income to
 average net assets*...............          (b)           (b)         5.36%         4.14%         2.85%           (a)

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Total return includes the effect of the voluntary capital contribution from the Investment
     Advisor. Without this capital contribution, the total return would have been lower.
(a)  There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0273       0.0524        0.0571        0.0461        0.0319        0.0372
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0004       (0.0232)      (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0273       0.0524        0.0575        0.0229        0.0303        0.0372
Less dividends to shareholders from
 net investment income.............      (0.0273)     (0.0522)      (0.0571)      (0.0454)      (0.0319)      (0.0372)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................           --           --            --        0.0233            --            --
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................           --       0.0002        0.0004        0.0008       (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.76%(d)     5.34%         5.86%         4.63%+        3.24%         3.78%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   2,022     $  1,710      $  1,651      $    662      $  3,840      $ 10,301
 Ratio of expenses to average net
   assets..........................         0.23%(c)     0.23%         0.23%         0.16%         0.20%         0.23%
 Ratio of net investment income to
   average net assets..............         5.43%(c)     5.24%         5.69%         4.11%         3.19%         3.59%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.24%         0.23%         0.21%           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.68%         4.04%         3.18%           (a)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0261       0.0499        0.0546        0.0431        0.0294        0.0345
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0004       (0.0227)      (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0261       0.0499        0.0550        0.0204        0.0278        0.0345
Less dividends to shareholders from
 net
investment income..................      (0.0260)     (0.0497)      (0.0546)      (0.0429)      (0.0294)      (0.0347)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................           --           --            --        0.0233            --            --
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................       0.0001       0.0002        0.0004        0.0008       (0.0016)      (0.0002)
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.63%(d)     5.08%         5.60%         4.37%+        2.98%         3.53%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   3,130     $  2,945      $  1,561      $    864      $    839      $    793
 Ratio of expenses to average net
   assets..........................         0.48%(c)     0.48%         0.48%         0.44%         0.45%         0.48%
 Ratio of net investment income to
   average net assets..............         5.18%(c)     5.00%         5.44%         4.31%         2.94%         3.49%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.49%         0.48%         0.46%           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.43%         4.27%         2.93%           (a)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(a)
                                                        -----------    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......    $    1.00       $   1.00
Income from Investment Operations:
  Net investment income..............................       0.0245         0.0282
  Net realized gains/(losses) on investment
    transactions.....................................           --             --
                                                          --------       --------
Total income from investment operations..............       0.0245         0.0282
Less dividends to shareholders from net investment
  income.............................................      (0.0245)       (0.0281)
                                                          --------       --------
Net change in net asset value per share..............           --         0.0001
                                                          --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD.............    $    1.00       $   1.00
                                                          ========       ========
Total return.........................................         2.48%(d)       2.84%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).............    $     407       $    204
  Ratio of expenses to average net assets............         0.78%(c)       0.78%(c)
  Ratio of net investment income to average net
    assets...........................................         4.90%(c)       4.73%(c)
  Ratio of expenses to average net assets*...........          (b)            (b)
  Ratio of net investment income to average net
    assets*..........................................          (b)            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0197
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0197
Less dividends to shareholders from net investment
  income.................................................        (0.0197)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $     119
  Ratio of expenses to average net assets................           0.78%(c)
  Ratio of net investment income to average net assets...           4.94%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from April 7, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0065
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0065
Less dividends to shareholders from net investment
  income.................................................        (0.0065)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $      37
  Ratio of expenses to average net assets................           1.23%(c)
  Ratio of net investment income to average net assets...           4.50%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 10, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237

     SEA-0014 10/97

                       PACIFIC HORIZON MONEY MARKET FUNDS
                                FOR INSTITUTIONS
                               SEMI-ANNUAL REPORT
                                August 31, 1997




                     X Shares, Y Shares, Horizon Shares and

                             Horizon Service Shares

                                   Prime Fund

                                 Treasury Fund

                                Government Fund

                               Treasury Only Fund

                             Tax-Exempt Money Fund

                    California Tax-Exempt Money Market Fund




                             [PACIFIC HORIZON LOGO]




                                NOT FDIC INSURED

                    Provident Distributor, Inc., Distributor



              PACIFIC HORIZON MONEY MARKET FUNDS FOR INSTITUTIONS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                       Contents

                              .  ECONOMIC REVIEW FROM THE INVESTMENT
                              .    ADVISER                             2-3
                              .
                              .  TAXABLE MONEY
                              .    MARKET FUNDS
                              .
                              .    Portfolios of Investments          4-18
                              .
                              .    Statements of Assets
                              .      and Liabilities                    19
                              .
                              .    Statements of Operations             20
                              .
                              .    Statements of Changes
                              .      in Net Assets                   22-23
                              .
                              .    Notes to Financial
                              .      Statements                      24-32
                              .
                              .    Financial Highlights              33-49
                              .
                              .  TAX-EXEMPT MONEY
                              .    MARKET FUNDS
                              .
                              .    Portfolios of Investments         50-68
                              .
                              .    Statements of Assets
                              .      and Liabilities                    69
                              .
                              .    Statements of Operations             70
                              .
                              .    Statements of Changes
                              .      in Net Assets                      71
                              .
                              .    Notes to Financial
                              .      Statements                      72-79
                              .
                              .    Financial Highlights              80-87

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

remain on hold through year end, waiting for signs of rekindled inflation. Stable interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
BANK NOTES -- 3.8%
DOMESTIC -- 3.2%
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 1/9/98)*..............     A1/P1      5.61%     09/09/97   $ 25,000,000   $   24,999,318
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 4/15/98)*.............     A1/P1      5.62%     09/15/97     50,000,000       50,000,000
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 6/26/98)*.............     A1/P1      5.60%     09/26/97     25,000,000       25,000,000
 Bank of New York.................     A1/P1      6.10%     05/22/98     25,000,000       24,981,100
 Huntington National Bank.........     A1/P1      5.94%     08/31/98     50,000,000       49,971,415
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   10/01/97)*.....................     A1/P1      5.52%     09/02/97     25,000,000       24,998,382
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   11/25/97)*.....................     A1/P1      5.52%     09/25/97     50,000,000       49,963,450
                                                                                      --------------
TOTAL DOMESTIC BANK NOTES.........                                                       249,913,665
                                                                                      --------------
FOREIGN -- 0.6%
 Abbey National Treasury Services,
   PLC............................     A1+/P1     6.00%     06/17/98     50,000,000       49,997,726
                                                                                      --------------
TOTAL BANK NOTES (AMORTIZED COST
 $299,911,391)....................                                                       299,911,391
                                                                                      --------------
CERTIFICATE OF DEPOSIT -- 18.9%
DOMESTIC -- 5.0%
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   07/21/98)*.....................     A1/P1      5.65%     09/02/97     25,000,000       24,989,321
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   9/30/97)*......................     A1/P1      5.62%     09/02/97     50,000,000       49,997,695
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   10/16/97)*.....................     A1/P1      5.50%     09/03/97     25,000,000       24,997,139
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   12/10/97)*.....................     A1/P1      5.56%     09/03/97     25,000,000       24,996,575
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   07/07/98)*.....................     A1/P1      5.66%     09/03/97     50,000,000       49,971,403
 Crestar Bank.....................     A1/P1      5.49%     09/19/97     25,000,000       25,000,000
 Crestar Bank.....................     A1/P1      5.63%     11/20/97     50,000,000       50,001,644
 Crestar Bank.....................     A1/P1      5.80%     04/08/98     50,000,000       50,000,000
 Crestar Bank.....................     A1/P1      5.86%     07/20/98     50,000,000       49,991,561
 Morgan Guaranty Trust Company....     A1/P1      5.80%     07/28/98     25,000,000       24,991,346
 Morgan Guaranty Trust Company....     A1/P1      5.87%     08/06/98     25,000,000       24,993,337
                                                                                      --------------
TOTAL DOMESTIC....................                                                       399,930,021
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
EURO -- 0.9%
 Sumitomo Bank, Ltd., London......     A1/P1      5.76%     10/15/97   $ 50,000,000   $   50,000,602
 Sumitomo Bank, Ltd., London......     A1/P1      5.77%     10/17/97     25,000,000       25,000,315
                                                                                      --------------
TOTAL EURO........................                                                        75,000,917
                                                                                      --------------
YANKEE -- 13.0%
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.85%     01/07/98     25,000,000       24,996,564
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.88%     01/13/98     25,000,000       24,998,244
 Banque National de Paris,
   Chicago........................     A1/P1      5.97%     07/01/98     25,000,000       24,984,140
 Banque National de Paris,
   Chicago........................     A1/P1      5.89%     07/21/98     25,000,000       24,993,240
 Banque National de Paris,
   Chicago........................     A1/P1      5.80%     07/31/98     25,000,000       24,989,085
 Banque National de Paris, New
   York...........................     A1/P1      5.75%     02/26/98     25,000,000       24,994,054
 BHF Bank of Aktiengesellschaft,
   New York, Monthly Variable Rate
   (final maturity 8/13/98)*......     A1/P1      5.56%     09/15/97     50,000,000       49,981,553
 Canadian Imperial Bank of
   Commerce, New York.............     A1/P1      5.87%     08/11/98     25,000,000       24,980,849
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.83%     09/02/97     25,000,000       25,000,007
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.94%     12/16/97     55,500,000       55,511,349
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.94%     12/04/97     50,000,000       50,001,267
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/10/97     50,000,000       50,001,356
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/11/97     50,000,000       50,001,369
 Istituto Bancario San Paolo Di
   Torino, New York...............     A1/P1      5.87%     07/20/98     50,000,000       49,987,345
 Landesbank Hessen-Thuringen
   Girozentrale, New York.........     A1/P1      5.94%     06/19/98     25,000,000       24,988,570
 National Australia Bank, New
   York...........................     A1/P1      5.80%     10/03/97     25,000,000       24,999,843
 National Bank of Canada, New
   York...........................     A1/P1      6.15%     05/15/98     44,000,000       43,984,023
 National Bank of Canada, New
   York...........................     A1/P1      6.14%     06/05/98     25,000,000       24,996,188
 Royal Bank of Canada, New York...     A1/P1      5.58%     12/11/97     25,000,000       24,991,983
 Royal Bank of Canada, New York...     A1/P1      5.65%     03/03/98     80,000,000       79,942,894
 Societe Generale Bank, New York..     A1/P1      5.77%     01/09/98     25,000,000       24,996,590
 Societe Generale Bank, New York..     A1/P1      5.59%     11/14/97     30,000,000       30,001,283
 Societe Generale Bank, New York..     A1/P1      5.73%     10/15/97     15,000,000       15,002,168
 Societe Generale Bank, New York..     A1/P1      5.77%     01/07/98     25,000,000       24,997,481
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 1/15/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,994,305
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 6/16/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,988,571
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 8/25/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,985,793

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
YANKEE -- (CONTINUED)
 Societe Generale Bank, New York,
   Quarterly Variable Rate (final
   maturity 12/24/97)*............     A1/P1      5.68%     09/24/97   $ 25,000,000   $   24,994,534
 Sumitomo Bank Ltd., New York.....     A1/P1      5.60%     09/08/97     25,000,000       24,999,846
 Westdeutsche Landes Bank Girozen
   Trole, New York................     A1/P1      5.78%     07/31/98     35,000,000       34,992,741
 Westpac Banking Corp., New
   York...........................     A1/P1      5.83%     01/22/98     25,000,000       24,998,125
 Westpac Banking Corp., New
   York...........................     A1/P1      5.93%     08/12/98     25,000,000       24,990,964
                                                                                      --------------
TOTAL YANKEE......................                                                     1,034,266,324
                                                                                      --------------
TOTAL CERTIFICATE OF DEPOSIT
 (AMORTIZED COST
 $1,509,197,262)..................                                                     1,509,197,262
                                                                                      --------------
COMMERCIAL PAPER -- 31.5%
DOMESTIC -- 26.9%
ASSET BACKED SECURITIES -- 9.3%
 Aesop Funding Corp...............     A1/P1      5.52%     09/19/97     33,300,000       33,208,092
 Aesop Funding Corp...............     A1/P1      5.52%     09/22/97     30,000,000       29,903,400
 Aesop Funding Corp...............     A1/P1      5.55%     10/02/97     40,000,000       39,808,833
 Banc One Funding Corp............     A1/P1      5.53%     10/17/97     37,687,000       37,420,699
 Beta Finance Inc.................     A1/P1      5.53%     09/24/97     50,000,000       49,823,347
 CC USA Inc.......................     A1/P1      5.54%     11/05/97     21,500,000       21,284,940
 CC USA Inc.......................     A1/P1      5.55%     02/02/98     50,000,000       48,812,917
 Corporate Asset Funding
   Company........................     A1/P1      5.52%     10/17/97     50,000,000       49,647,333
 Corporate Asset Funding
   Company........................     A1/P1      5.54%     10/27/97     50,000,000       49,569,111
 Enterprise Funding Corp. (b).....     A1/P1      5.52%     10/14/97     19,400,000       19,272,089
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     25,364,000       25,109,832
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     44,317,000       43,872,907
 Golden Managers Acceptance
   Corp...........................     A1/P1      5.55%     09/19/97     45,000,000       44,875,125
 Gotham Funding Corp.(b)..........     A1/P1      5.70%     12/29/97     25,000,000       24,528,958
 Riverwood Funding Corp...........     A1/P1      5.52%     09/23/97     42,500,000       42,356,633
 Riverwood Funding Corp...........     A1/P1      5.52%     09/26/97     50,000,000       49,808,333
 Sigma Finance Inc................     A1/P1      5.55%     10/14/97     50,000,000       49,668,542
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/04/97     35,000,000       34,655,911
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/05/97     50,000,000       49,500,764
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       743,127,766
                                                                                      --------------
AUTOMOBILES -- 3.5%
 American Honda Finance Corp......     F1/P1      5.54%     10/22/97     30,000,000       29,764,550
 American Honda Finance Corp......     F1/P1      5.55%     11/07/97     40,000,000       39,586,833
 Daimler-Benz North America
   Corp...........................     A1/P1      5.61%     09/08/97     25,000,000       24,972,729
 Daimler-Benz North America
   Corp...........................     A1/P1      5.51%     11/06/97     50,000,000       49,494,917
 Daimler-Benz North America
   Corp...........................     A1/P1      5.52%     12/03/97     33,908,000       33,424,472
 General Motors Acceptance Corp...     P1/D1      5.40%     09/12/97     50,000,000       49,917,500
 General Motors Acceptance Corp...     P1/D1      5.82%     11/05/97     50,000,000       49,474,583
                                                                                      --------------
TOTAL AUTOMOBILES.................                                                       276,635,584
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
BANKING -- 3.3%
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   11/7/97)*......................     A1/P1      5.72%     09/02/97   $ 25,000,000   $   25,000,000
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   1/9/98)*.......................     A1/P1      5.74%     09/02/97     50,000,000       50,000,000
 Svenska Handelsbanken, Inc.......     A1/P1      5.52%     12/22/97     49,890,000       49,033,222
 Unifunding, Inc..................     A1/P1      5.52%     10/20/97     36,000,000       35,729,520
 Unifunding, Inc..................     A1/P1      5.55%     11/18/97     50,000,000       49,398,750
 Unifunding, Inc..................     A1/P1      5.56%     12/11/97     50,000,000       49,220,056
                                                                                      --------------
TOTAL BANKING.....................                                                       258,381,548
                                                                                      --------------
BROKERAGE SERVICES -- 3.1%
 Lehman Brothers Holdings, Inc....     A1/F1      5.57%     09/19/97     50,000,000       49,860,750
 Lehman Brothers Holdings, Inc....     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
 Lehman Brothers Holdings, Inc.,
   Weekly Variable Rate (final
   maturity 4/03/98)*.............     A1/F1      5.78%     09/08/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc.........     A1/P1      5.53%     12/12/97     25,000,000       24,608,292
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Smith Barney Holdings, Inc.......     A1/P1      5.52%     10/06/97     50,000,000       49,731,667
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       247,466,716
                                                                                      --------------
CHEMICALS-DIVERSIFIED -- 0.2%
 AKZO Nobel Inc...................     A1/P1      5.62%     10/10/97     20,000,000       19,878,233
                                                                                      --------------
CONGLOMERATES -- 0.3%
 B.A.T. Capital Corp..............     A1/P1      5.62%     09/03/97     25,000,000       24,992,194
                                                                                      --------------
CONSUMER NON-DURABLES -- 1.6%
 Newell Co........................     A1/D1      5.54%     09/29/97     40,000,000       39,827,644
 Newell Co........................     A1/D1      5.55%     10/29/97     50,000,000       49,552,917
 Newell Co........................     A1/D1      5.56%     11/05/97     40,000,000       39,598,444
                                                                                      --------------
TOTAL CONSUMER NON-DURABLES.......                                                       128,979,005
                                                                                      --------------
FINANCE COMPANIES -- 1.7%
 Countrywide Home Loans, Inc......     A1/F1      5.63%     09/02/97     34,000,000       33,994,683
 Countrywide Home Loans, Inc......     A1/F1      5.60%     09/19/97     25,000,000       24,930,000
 Countrywide Home Loans, Inc......     A1/F1      5.52%     10/22/97     50,000,000       49,609,000
 Countrywide Home Loans, Inc......     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       133,229,204
                                                                                      --------------
INSURANCE -- 0.3%
 Marsh & Mclennan Companies,
   Inc............................     A1/P1      5.75%     02/20/98     28,000,000       27,230,778
                                                                                      --------------
PUBLISHING -- 0.6%
 Tribune Company..................     A1/F1      5.55%     10/22/97     20,000,000       19,842,750
 Tribune Company..................     A1/F1      5.65%     12/22/97     25,000,000       24,560,556
                                                                                      --------------
TOTAL PUBLISHING..................                                                        44,403,306
                                                                                      --------------
RELOCATION SERVICES -- 0.7%
 PHH Corporation..................     A1/P1      5.58%     09/19/97     25,000,000       24,930,250
 PHH Corporation..................     A1/P1      5.52%     10/31/97     35,000,000       34,678,000
                                                                                      --------------
TOTAL RELOCATION SERVICES.........                                                        59,608,250
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
SOVEREIGN ISSUES -- 0.6%
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     11/05/97   $ 29,500,000   $   29,205,451
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     12/03/97     15,700,000       15,475,712
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                        44,681,163
                                                                                      --------------
UTILITIES -- 1.7%
 Duke Capital Corp................                5.56%     10/06/97     88,955,000       88,473,770
 Edison International.............     A1/P1      5.60%     10/22/97     50,000,000       49,603,333
                                                                                      --------------
TOTAL UTILITIES...................                                                       138,077,103
                                                                                      --------------
TOTAL DOMESTIC COMMERCIAL PAPER...                                                     2,146,690,850
                                                                                      --------------
FOREIGN -- 4.6%
AIR TRANSPORTATION -- 1.0%
 BAA PLC..........................     A1/P1      5.53%     12/03/97     76,410,000       75,318,419
                                                                                      --------------
BUILDING SOCIETY -- 0.9%
 Bradford & Bingley Building
   Society........................     A1/P1      5.62%     12/29/97     50,000,000       49,071,139
 Bradford & Bingley Building
   Society........................     A1/P1      5.56%     02/17/98     25,000,000       24,347,472
                                                                                      --------------
TOTAL BUILDING SOCIETY............                                                        73,418,611
                                                                                      --------------
OIL AND GAS -- 0.5%
 Repsol International Finance.....     A1/P1      4.98%     09/09/97     40,000,000       39,950,222
                                                                                      --------------
SOVEREIGN ISSUES -- 1.6%
 Cades............................     A1/P1      5.39%     10/03/97     50,000,000       49,760,667
 Cades............................     A1/P1      5.41%     10/10/97     25,000,000       24,853,479
 Cades............................     A1/P1      5.44%     11/14/97     50,000,000       49,440,889
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                       124,055,035
                                                                                      --------------
TELECOMMUNICATIONS -- 0.6%
 Alcatel Alsthom, Inc.............     A1/P1      5.60%     12/16/97     50,000,000       49,175,556
                                                                                      --------------
TOTAL FOREIGN COMMERCIAL PAPER....                                                       361,917,843
                                                                                      --------------
TOTAL COMMERCIAL PAPER (AMORTIZED
 COST $2,508,608,693).............                                                     2,508,608,693
                                                                                      --------------
CORPORATE BOND -- 15.3%
ASSET BACKED SECURITIES -- 2.5%
 CC USA, Inc......................     A1/P1      6.18%     05/26/98     20,000,000       20,002,393
 Ciesco, L.P., Monthly Variable
   Rate (final maturity
   2/10/98)*......................     A1/P1      5.57%     09/12/97     75,000,000       74,996,671
Sigma Finance, Inc................     A1/P1      5.92%     03/05/98     50,000,000       49,991,984
Sigma Finance, Inc., Daily
 Variable Rate (final maturity
 7/27/98)*........................     A1/P1      5.68%     09/02/97     50,000,000       49,999,104
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       194,990,152
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
AUTOMOBILES -- 2.3%
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/6/98)*..............     F1/P1      5.79%     10/06/97   $ 50,000,000   $   49,994,265
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/9/98)*..............     F1/P1      5.75%     10/09/97     24,000,000       24,001,339
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 7/27/98)*.............     F1/P1      5.72%     10/27/97     45,000,000       45,000,000
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 6/16/98)*.............     F1/P1      5.81%     06/16/98     20,000,000       20,000,000
 Ford Motor Credit Corp...........     A1/P1      7.13%     12/01/97     25,000,000       25,089,658
 General Motors Acceptance Corp.,
   Quarterly Variable Rate (final
   maturity 1/20/98)*.............     F1/D1      5.82%     10/20/97     20,000,000       20,004,971
                                                                                      --------------
TOTAL AUTOMOBILES.................                                                       184,090,233
                                                                                      --------------
BANKING -- 0.6%
 Compagnie Bancaire USA Funding,
   Daily Variable Rate (final
   maturity 5/15/98)*.............     A1/P1      5.79%     09/02/97     50,000,000       49,996,031
                                                                                      --------------
BROKERAGE SERVICES -- 4.5%
 Bear Stearns Companies, Inc.,
   Series B, Daily Variable Rate
   (final maturity 3/17/98)*......     A1/P1      5.70%     09/02/97     75,000,000       75,000,000
 Bear Stearns Companies, Inc.,
   Series B, Monthly Variable Rate
   (final maturity 4/1/98)*.......     A1/P1      5.78%     09/02/97     18,000,000       18,015,439
 C. S. First Boston, Inc., Daily
   Variable Rate (final maturity
   7/21/98)*......................     A1/P1      5.67%     09/02/97     50,000,000       50,000,000
 C. S. First Boston, Inc., Weekly
   Variable Rate (final maturity
   5/15/98)*......................     A1/P1      5.61%     09/03/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   11/20/97)*.....................     A1/P1      5.56%     09/03/97     50,000,000       49,997,874
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   1/29/98)*......................     A1/P1      5.59%     09/03/97     50,000,000       49,995,999
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   3/4/98)*.......................     A1/P1      5.61%     09/03/97     19,000,000       18,985,204
 Merrill Lynch & Co., Inc.,
   Quarterly Variable Rate (final
   maturity 11/13/97)*............     A1/P1      5.68%     11/13/97     50,000,000       49,997,008
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       361,991,524
                                                                                      --------------
CONGLOMERATES -- 0.3%
Philip Morris Co., Inc............     A1/P1      9.00%     05/15/98     22,625,000       23,054,018
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
FINANCE COMPANIES -- 2.1%
 Associates Corp., North America..     A1/P1      6.63%     11/15/97   $ 20,000,000   $   20,037,809
 CIT Group Holdings, Inc..........     A1/P1      7.00%     09/30/97     29,700,000       29,728,947
 Dean Witter Discover & Co........     A1/P1      6.00%     03/01/98     15,000,000       15,009,675
 Household Finance Corp., Daily
   Variable Rate (final maturity
   5/28/98)*......................     A1/P1      5.72%     09/02/97     50,000,000       50,000,000
 Household Finance Corp., Monthly
   Variable Rate (final maturity
   9/15/98)*......................     A1/P1      5.70%     09/15/97     50,000,000       50,043,350
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       164,819,781
                                                                                      --------------
LEASING -- 1.8%
 Sanwa Business Credit Corp.,
   Daily Variable Rate (final
   maturity 4/17/98)*.............     P1/D1      5.84%     09/02/97     25,000,000       25,000,000
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 12/08/97)*............     P1/D1      5.80%     09/08/97     30,000,000       30,011,824
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 4/29/98)*.............     P1/D1      5.76%     09/29/97     25,000,000       25,013,500
 Sanwa Business Credit Corp.,
   Quarterly Variable Rate (final
   maturity 2/6/98)*..............     P1/D1      5.72%     11/06/97     25,000,000       24,998,918
USL Capital Corp., Series D,
 Quarterly Variable Rate (final
 maturity 4/22/98)*...............     P1/F1      5.83%     10/22/97     34,000,000       34,022,741
                                                                                      --------------
TOTAL LEASING.....................                                                       139,046,983
                                                                                      --------------
RELOCATION SERVICES -- 0.6%
 PHH Corporation, Monthly Variable
   Rate (final maturity
   6/24/98)*......................     A1/P1      5.63%     09/24/97     50,000,000       50,000,000
                                                                                      --------------
RETAILING -- 0.6%
 Sears Roebuck Acceptance Corp....     P1/F1      5.74%     10/02/97     50,000,000       49,999,569
                                                                                      --------------
TOTAL CORPORATE BOND (AMORTIZED
 COST $1,217,988,291).............                                                     1,217,988,291
                                                                                      --------------
MASTER NOTE -- 7.5%
 Goldman Sachs Group L.P. (final
   maturity 1/16/98)*.............     A1/P1      5.83%     09/02/97    300,000,000      300,000,000
 Morgan Stanley Group, Inc. (final
   maturity 3/24/98)*.............     A1/P1      5.79%     09/02/97    300,000,000      300,000,000
                                                                                      --------------
TOTAL MASTER NOTE (AMORTIZED COST
 $600,000,000)....................                                                       600,000,000
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
REPURCHASE AGREEMENTS(C) -- 23.6%
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $50,833,610
 (Collateralized by $50,930,000
 various U.S. Government
 Obligations, 6.15%-7.55%,
 1/27/00 -- 6/10/04, market
 value -- $51,819,652)............                5.60%     09/02/97   $ 50,802,000   $   50,802,000
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $80,049,956
 (Collateralized by $80,725,000
 U.S. Government Obligations,
 6.40%-6.50%, 5/2/01 -- 2/25/02,
 market value -- $81,602,028).....                5.62%     09/02/97     80,000,000       80,000,000
First Chicago Capital Markets,
 Inc., dated 8/29/97, with a
 maturity value of $150,093,833
 (Collateralized by $157,483,000
 various U.S. Government
 Obligations, 0.00% -- 7.89%,
 9/11/97 -- 8/15/03, market
 value -- $153,001,916)...........                5.63%     09/02/97    150,000,000      150,000,000
First National Bank of Chicago,
 dated 8/29/97, with a maturity
 value of $50,031,278
 (Collateralized by $51,390,000
 Federal National Mortgage
 Association Note, 7.02%, 8/28/07,
 market value -- $51,004,575).....                5.63%     09/02/97     50,000,000       50,000,000
Fuju Securities, Inc., dated
 8/29/97, with a maturity value of
 $300,187,000 (Collateralized by
 $318,677,000 various U.S.
 Government Obligations, 0.00% --
 10.35%, 9/4/97 -- 8/15/26, market
 value -- $306,000,902)...........                5.61%     09/02/97    300,000,000      300,000,000
HSBC Securities, Inc., dated
 8/29/97, with a maturity value of
 $350,218,556 (Collateralized by
 $351,407,000 various U.S.
 Government Obligations, 0.00%-
 9.25%, 9/2/97 -- 6/15/07, market
 value -- $357,001,503)...........                5.62%     09/02/97    350,000,000      350,000,000
Lehman Brothers, Inc., dated
 8/29/97, with a maturity value of
 $41,031,969 (Collateralized by
 $69,764,000 U.S. Treasury Notes,
 0.00%, 8/15/03 -- 11/15/08,
 market value -- $41,828,863).....                5.48%     09/02/97     41,007,000       41,007,000

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
REPURCHASE AGREEMENTS(C) -- (CONTINUED)
Merrill Lynch Securities, dated
 8/29/97, with a maturity value of
 $100,062,444 (Collateralized by
 $115,399,948 Federal National
 Mortgage Association Notes,
 5.50% -- 9.00%, 3/1/03 -- 9/1/26,
 market value -- $102,002,243)....                5.62%     09/02/97   $100,000,000   $  100,000,000
NationsBanc, Inc., dated 8/29/97,
 with a maturity value of
 $230,143,750 (Collateralized by
 $233,746,164 various U.S.
 Government Obligations, 0.00% --
 9.50%, 9/2/97 -- 8/1/27, market
 value -- $234,600,486)...........                5.63%     09/02/97    230,000,000      230,000,000
Nomura Securities, Inc., dated
 8/29/97, with a maturity value of
 $200,124,667 (Collateralized by
 $265,004,426 Government National
 Mortgage Association Notes,
 6.00% -- 10.00%,
 1/1/00 -- 8/20/27, market
 value -- $204,000,000)...........                5.61%     09/02/97    200,000,000      200,000,000
Prudential Securities, Inc., dated
 8/29/97, with a maturity value of
 $250,155,556 (Collateralized by
 $324,844,908 various U.S.
 Government Obligations, 0.00%-
 10.00%, 1/15/98 -- 8/1/27, market
 value -- $255,000,250)...........                5.60%     09/02/97    250,000,000      250,000,000
Smith Barney, Inc., dated 8/29/97,
 with a maturity value of
 $80,049,778 (Collateralized by
 $117,897,650 various U.S.
 Government Obligations,0.00% --
 8.00%, 7/15/08 -- 2/1/27, market
 value -- $81,600,397)............                5.60%     09/02/97     80,000,000       80,000,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENT
 (AMORTIZED COST
 $1,881,809,000)..................                                                     1,881,809,000
                                                                                      --------------
TOTAL INVESTMENTS -- 100.6%
 (AMORTIZED COST
 $8,017,514,637)(A)...............                                                     8,017,514,637
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.6%).................                                                       (45,980,584)
                                                                                      --------------
NET ASSETS -- 100.0%..............                                                    $7,971,534,053
                                                                                      ==============

---------

Percentages indicated are based on net assets of $7,971,534,053.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
(b) Private placement security.
(c) The range of coupon rates and maturity dates are shown.
PLC -- Public Liability Company.
N.R.S.R.O. Nationally Recognized Statistical Ratings Organization. Rating
           agencies that are included within the N.R.S.R.O. category are: S&P, Moody's, Fitch Investors Services, Duff & Phelps, IBCA, and Thomsons Bank Watch.
A1   -- Highest rating assigned by S&P and IBCA.
P1   -- Highest rating assigned by Moody's.
F1   -- Highest rating assigned by Fitch Investors.
D1   -- Highest rating assigned by Duff.
TBW1 -- Highest rating assigned by Thomsons Bank Watch.
Note: S&P and Moody's ratings have been used, unless another service has assigned the security a higher rating.
* Variable rate security. Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      AMORTIZED
                                                          MATURITY    PRINCIPAL          COST
                  DESCRIPTION                    RATE       DATE        AMOUNT         (NOTE 2)
-----------------------------------------------  ----     --------   ------------   --------------
U.S. TREASURY OBLIGATIONS -- 40.9%
 U.S. Treasury Note............................  5.75%    09/30/97   $225,000,000   $  225,035,616
 U.S. Treasury Note............................  8.75%    10/15/97     85,000,000       85,306,286
 U.S. Treasury Note............................  5.63%    10/31/97     75,000,000       74,996,423
 U.S. Treasury Note............................  7.38%    11/15/97    125,000,000      125,433,922
 U.S. Treasury Note............................  5.00%    01/31/98     50,000,000       49,868,354
 U.S. Treasury Note............................  5.63%    01/31/98     25,000,000       24,994,602
 U.S. Treasury Note............................  7.25%    02/15/98    125,000,000      125,862,200
 U.S. Treasury Note............................  5.13%    02/28/98    125,000,000      124,721,871
 U.S. Treasury Note............................  6.13%    03/31/98    100,000,000      100,290,389
 U.S. Treasury Note............................  7.88%    04/15/98     75,000,000       76,020,454
 U.S. Treasury Note............................  6.13%    05/15/98     25,000,000       25,076,923
                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST
 $1,037,607,040)...............................                                      1,037,607,040
                                                                                    --------------
REPURCHASE AGREEMENTS(B) -- 46.5%
Barclays de Zoete Wedd Securities, Inc., dated
 8/29/97, with a maturity value of $32,477,835
 (Collateralized by $34,185,000 various U.S.
 Treasury Securities, 0.00%-6.38%, 8/20/98-
 8/15/27, market value -- $33,107,529).........  5.50%    09/02/97     32,458,000       32,458,000
Barclays de Zoete Wedd Securities, Inc., dated
 8/29/97, with a maturity value of $150,092,667
 (Collateralized by $148,374,000 various U.S.
 Treasury Securities, 0.00%-8.13%, 5/15/00-
 8/15/27, market value -- $153,000,376)........  5.56%    09/02/97    150,000,000      150,000,000
CIBC Wood Gundy Securities, Inc., dated
 8/29/97, with a maturity value of $100,061,667
 (Collateralized by $100,300,000 various U.S.
 Treasury Securities, 4.75%-6.88%, 10/31/98-
 8/15/25, market value -- $102,001,360)........  5.55%    09/02/97    100,000,000      100,000,000
C. S. First Boston Corp., dated 8/29/97, with a
 maturity value of $100,061,444 (Collateralized
 by $102,600,000 U. S. Treasury Note, 5.88%,
 2/15/00, market value -- $102,509,208)........  5.53%    09/02/97    100,000,000      100,000,000
Dean Witter Reynolds, Inc., dated 8/29/97, with
 a maturity value of $100,061,667
 (Collateralized by $108,650,000 various U.S.
 Treasury Securities, 0.00%-7.50%,
 9/30/97-8/15/12, market
 value -- $102,000,208)........................  5.55%    09/02/97    100,000,000      100,000,000
Goldman Sachs, & Co., dated 8/29/97, with a
 maturity value of $150,092,500 (Collateralized
 by $149,453,000 U.S. Treasury Notes, 5.88%-
 6.88%, 3/31/99-7/31/99, market value --
 $153,000,041).................................  5.55%    09/02/97    150,000,000      150,000,000
HSBC Securities, Inc., dated 8/29/97, with a
 maturity value of (Collateralized by
 $244,109,000 various U.S. Treasury Notes,
 0.00%, 11/15/97-5/15/12, market value --
 $153,000,207).................................  5.57%    09/02/97    150,000,000      150,000,000

---------------
See Notes to Financial Statements.

                                                                                      AMORTIZED
                                                          MATURITY    PRINCIPAL          COST
                  DESCRIPTION                    RATE       DATE        AMOUNT         (NOTE 2)
-----------------------------------------------  -----    --------    ----------    --------------
REPURCHASE AGREEMENTS(B) -- (CONTINUED)
J.P. Morgan Securities, Inc., dated 8/29/97,
 with a maturity value of $100,061,778
 (Collateralized by $88,596,000 various U.S.
 Treasury Securities, 0.00%-12.50%,
 12/11/97-8/15/14, market
 value -- $102,000,419)........................  5.56%    09/02/97   $100,000,000   $  100,000,000
Nomura Securities International, Inc., dated
 8/29/97, with a maturity value of $150,092,667
 (Collateralized by $151,360,000 U.S. Treasury
 Securities, 5.13%-6.88%, 1/15/00-8/15/25,
 market value -- $153,000,504).................  5.56%    09/02/97    150,000,000      150,000,000
Smith Barney, Inc., dated 8/29/97, with a
 maturity value of $150,092,667 (Collateralized
 by $157,223,000 various U.S. Treasury
 Securities, 0.00%-13.88%, 5/31/98-2/15/27,
 market value $153,000,711)....................  5.56%    09/02/97    150,000,000      150,000,000
                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS
 (COST $1,182,458,000).........................                                      1,182,458,000
                                                                                    --------------
TOTAL INVESTMENTS -- 87.4%
 (AMORTIZED COST $2,220,065,040)(A)............                                      2,220,065,040
OTHER ASSETS IN EXCESS OF LIABILITIES --
 12.6%.........................................                                        319,151,789
                                                                                    --------------
NET ASSETS -- 100.0%...........................                                     $2,539,216,829
                                                                                    ==============

---------------

Percentages indicated are based on net assets of $2,539,216,829.
(a) Cost for federal income tax and financial reporting purpose are substantially the same.
(b) The range of coupon rates and maturity dates for collateral are shown.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       AMORTIZED
                                                             MATURITY    PRINCIPAL        COST
                   DESCRIPTION                      RATE       DATE       AMOUNT        (NOTE 2)
--------------------------------------------------  ----     --------   -----------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 52.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (DISCOUNT) -- 13.7%
 Federal Home Loan Bank...........................  5.49%+   09/04/97   $2,573,000    $  2,571,823
 Federal Home Loan Bank...........................  5.62%+   11/13/97    5,000,000       4,943,019
 Federal Home Loan Mortgage Corporation...........  5.49%+   09/02/97    4,873,000       4,872,257
 Federal Home Loan Mortgage Corporation...........  5.49%+   09/03/97    8,000,000       7,997,562
 Federal Home Loan Mortgage Corporation...........  5.48%+   09/04/97   12,401,000      12,395,335
 Federal Home Loan Mortgage Corporation...........  5.49%+   09/05/97   10,000,000       9,993,900
 Federal Home Loan Mortgage Corporation...........  5.59%+   11/14/97    8,846,000       8,744,355
 Federal National Mortgage Association............  5.49%+   09/25/97    6,525,000       6,501,119
                                                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (DISCOUNT).......................................                                      58,019,370
                                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (FIXED) -- 24.1%
 Federal Farm Credit Bank.........................  5.54%    03/02/98    5,000,000       5,000,000
 Federal Home Loan Bank...........................  6.00%    09/30/97    3,825,000       3,825,370
 Federal Home Loan Bank...........................  5.72%    07/21/98   10,000,000       9,997,053
 Federal Home Loan Mortgage Corporation...........  5.52%    11/06/97    3,000,000       2,999,754
 Federal National Mortgage Association............  7.09%    10/14/97    5,305,000       5,313,218
 Federal National Mortgage Association............  5.53%    10/29/97   10,000,000       9,996,465
 Federal National Mortgage Association............  5.45%    11/06/97   15,000,000      14,996,069
 Federal National Mortgage Association............  6.05%    11/10/97    2,000,000       2,001,316
 Federal National Mortgage Association............  6.02%    04/15/98    5,000,000       5,010,824
 Federal National Mortgage Association............  5.71%    06/23/98   10,000,000       9,996,259
 Federal National Mortgage Association............  7.00%    07/13/98    5,000,000       5,048,149
 Federal National Mortgage Association............  5.63%    08/14/98    5,000,000       4,991,349
 Federal National Mortgage Association............  5.71%    09/09/98    5,000,000       4,992,800
 Student Loan Marketing Association...............  5.80%    10/01/97    3,000,000       3,000,000
 Student Loan Marketing Association...............  5.60%    10/24/97    5,000,000       4,999,223
 Student Loan Marketing Association...............  5.44%    12/19/97   10,000,000       9,995,334
                                                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (FIXED)..........................................                                     102,163,183
                                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (VARIABLE) -- 14.5%
Federal Home Loan Bank, Daily Variable Rate (final
 maturity 11/18/97)*..............................  6.00%    09/02/97    5,000,000       5,003,971
Federal National Mortgage Association, Daily
 Variable Rate (final maturity 1/15/98)*..........  5.66%    09/02/97   20,000,000      19,995,963
Federal National Mortgage Association, Monthly
 Variable Rate (final maturity 12/3/97)*..........  5.47%    09/03/97   20,000,000      19,996,527
Federal National Mortgage Association, Weekly
 Variable Rate (final maturity 6/24/98)*..........  5.50%    09/03/97    6,000,000       5,994,260

---------------
See Notes to Financial Statements.

                                                                                       AMORTIZED
                                                             MATURITY    PRINCIPAL        COST
                   DESCRIPTION                      RATE       DATE       AMOUNT        (NOTE 2)
--------------------------------------------------                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (VARIA-
BLE) -- (CONTINUED)
Student Loan Marketing Association, Weekly
 Variable Rate (final maturity 1/21/98)*..........  5.61%    09/03/97   $8,750,000    $  8,754,471
Student Loan Marketing Association, Weekly
 Variable Rate (final maturity 2/17/98)*..........  5.56%    09/03/97    2,000,000       2,000,799
                                                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (VARIABLE).......................................                                      61,745,991
                                                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (AMORTIZED COST $221,928,544)....................                                     221,928,544
                                                                                       -----------
COMMERCIAL PAPER -- 9.0%
Downey Savings & Loan Association, LOC: Federal
 Home Loan Bank of San Francisco..................  5.52%    09/22/97    5,000,000       4,983,900
USA Group Secondary Market Services, Inc., LOC:
 Student Loan Marketing Association...............  5.48%    09/19/97   15,000,000      14,958,900
Western Financial Savings Bank, LOC: Federal Home
 Loan Bank of San Francisco.......................  5.57%    09/03/97   18,000,000      17,994,430
                                                                                      ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST
 37,937,230)......................................                                      37,937,230
                                                                                      ------------
REPURCHASE AGREEMENTS (B) -- 41.1%
CIBC Wood Gundy Securities, Inc., dated 8/29/97,
 with a maturity value of $14,206,834
 (Collateralized by $13,635,000 U.S. Government
 Obligations, 7.55%-7.88%, 6/10/04 -- 2/24/05,
 market value -- $14,482,620).....................  5.60%    09/02/97   14,198,000      14,198,000
CIBC Wood Gundy Securities, Inc., dated 8/29/97,
 with a maturity value of $20,012,489
 (Collateralized by $20,395,000 U.S. Government
 Obligations, 6.50%, 2/25/02 -- 7/29/02, market
 value -- $20,400,036)............................  5.62%    09/02/97   20,000,000      20,000,000
First National Bank of Chicago, dated 8/29/97,
 with a maturity value of $20,012,511
 (Collateralized by $20,560,000 U.S. Government
 Obligations, 5.50%-7.02%, 12/31/00 -- 7/15/07,
 market value -- $20,404,519).....................  5.63%    09/02/97   20,000,000      20,000,000
Fuji Securities, Inc., dated 8/29/97, with a
 maturity value of $20,012,467 (Collateralized by
 $20,581,000 various U.S. Government Obligations,
 0.00%-9.70%, 9/22/97 -- 4/15/24, market
 value -- $20,400,084)............................  5.61%    09/02/97   20,000,000      20,000,000
HSBC Securities, Inc., dated 8/29/97, with a
 maturity value of $20,012,489 (Collateralized by
 $20,932,834 various U.S. Government Obligations,
 0.00%-9.00%, 12/8/97 -- 9/1/26, market value --
 $20,404,547).....................................  5.62%    09/02/97   20,000,000      20,000,000
Merrill Lynch Securities, Inc., dated 8/29/97,
 with a maturity value of $20,012,489
 (Collateralized by $102,746,401 U.S. Government
 Obligations, 6.00%-10.00%, 11/1/00 -- 3/1/18,
 market value -- $20,400,843).....................  5.62%    09/02/97   20,000,000      20,000,000
Nationsbanc, Inc., dated 8/29/97, with a maturity
 value of $20,012,500 (Collateralized by
 $20,909,000 U.S. Government Obligations, 0.00%,
 1/7/98 -- 2/26/98, market
 value -- $20,400,366)............................  5.63%    09/02/97   20,000,000      20,000,000

---------------
See Notes to Financial Statements.

                                                                                       AMORTIZED
                                                             MATURITY    PRINCIPAL        COST
                   DESCRIPTION                      RATE       DATE       AMOUNT        (NOTE 2)
--------------------------------------------------  ----     --------   -----------   ------------
REPURCHASE AGREEMENTS(B) -- (CONTINUED)
Prudential Securities, Inc., dated 8/29/97, with a
 maturity value of $20,012,444 (Collateralized by
 $20,025,000 U.S. Government Obligations, 0.00%-
 6.25%, 2/26/98 -- 5/31/99, market value --
 $20,400,600).....................................  5.60%    09/02/97   $20,000,000   $ 20,000,000
Smith Barney, Inc., dated 8/29/97, with a maturity
 value of $20,012,444 (Collateralized by
 $27,934,185 Federal National Mortgage Association
 Note, 6.50%, 4/1/09, market
 value -- $20,400,000)............................  5.60%    09/02/97   20,000,000      20,000,000
                                                                                       -----------
TOTAL REPURCHASE AGREEMENT
 (AMORTIZED COST $174,198,000)....................                                     174,198,000
                                                                                       -----------
TOTAL INVESTMENTS -- 102.4%
 (AMORTIZED COST 434,063,774).....................                                     434,063,774
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4%)...                                     (10,103,268)
                                                                                       -----------
NET ASSETS -- 100.0%..............................                                    $423,960,506
                                                                                       ===========

---------------

Percentages indicated are based on net assets of $423,960,506.
(a)  Cost for federal income tax and financial reporting purposes are substantially the same.
(b)  The range of coupon rates and maturity dates of collateral are shown.
 *   Variable rate security. Maturity date reflects the next interest rate change date.
 +   Rate represents effective yield at date of purchase.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       AMORTIZED
                                                             MATURITY    PRINCIPAL        COST
                   DESCRIPTION                      RATE       DATE       AMOUNT        (NOTE 2)
--------------------------------------------------  ----     --------   -----------   ------------
U.S. TREASURY OBLIGATIONS -- 94.1%
U.S. BILLS -- 19.3%
 U.S. Treasury Bill...............................  5.45%+   09/15/97   $30,000,000   $ 29,940,958
 U.S. Treasury Bill...............................  5.37%+   09/18/97   54,407,000      54,270,024
                                                                                      ------------
TOTAL U.S. TREASURY BILLS
 (AMORTIZED COST $84,210,982).....................                                      84,210,982
                                                                                      ------------
U.S. TREASURY NOTES -- 74.8%
 U.S. Treasury Note...............................  5.75%    09/30/97   64,195,000      64,209,357
 U.S. Treasury Note...............................  8.75%    10/15/97   58,275,000      58,500,508
 U.S. Treasury Note...............................  5.63%    10/31/97   23,295,000      23,300,611
 U.S. Treasury Note...............................  5.75%    10/31/97   30,000,000      30,014,476
 U.S. Treasury Note...............................  7.38%    11/15/97   74,780,000      75,039,702
 U.S. Treasury Note...............................  8.88%    11/15/97   40,525,000      40,785,843
 U.S. Treasury Note...............................  5.25%    12/31/97   25,000,000      24,978,594
 U.S. Treasury Note...............................  5.00%    01/31/98    9,780,000       9,754,356
                                                                                      ------------
TOTAL U.S. TREASURY NOTES
 (AMORTIZED COST $326,583,447)....................                                     326,583,447
                                                                                      ------------
TOTAL INVESTMENTS -- 94.1%
 (AMORTIZED COST $410,794,429)(A).................                                     410,794,429
OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.9%.....                                      25,695,573
                                                                                      ------------
NET ASSETS -- 100.0%..............................                                    $436,490,002
                                                                                      ============

---------------

Percentages indicated are based on net assets of $436,490,002.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
 +  Rate represents effective yield at date of purchase.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  PRIME             TREASURY         GOVERNMENT        TREASURY
                                                                   FUND               FUND              FUND          ONLY FUND
                                                              --------------     --------------     ------------     ------------
ASSETS:
Investments in securities, at value (amortized cost
 $6,135,705,637, $1,037,607,040, $259,865,774, and
 $410,794,429, respectively)...............................   $6,135,705,637     $1,037,607,040     $259,865,774     $410,794,429
Repurchase agreements (cost $1,881,809,000, $1,182,458,000,
 $174,198,000, and $--, respectively)......................    1,881,809,000      1,182,458,000     174,198,000               --
Cash.......................................................           26,337             10,149           2,485            1,413
Interest Receivable........................................       41,624,568         31,501,744       1,896,922        9,942,189
Receivable for capital shares sold.........................      184,015,784         43,247,056      13,048,417        3,464,164
Receivable for investment securities sold..................    2,083,305,000      1,557,423,000     182,641,000       82,715,968
Prepaid expenses...........................................        1,290,198            215,418         182,290           13,162
Deferred organizational costs..............................               --                 --          16,025           36,829
                                                              --------------     --------------     ------------     ------------
   Total Assets............................................   10,327,776,524      3,852,462,407     631,850,913      506,968,154
                                                              --------------     --------------     ------------     ------------
LIABILITIES:
Dividends payable..........................................       35,043,189         11,144,019       1,896,329        1,786,440
Payable for investment securities purchased................    1,981,823,530      1,182,458,000     184,190,800       60,045,255
Payable for capital shares redeemed........................      335,925,601        118,404,646      21,519,702        7,689,009
Investment advisory fees payable...........................          602,283            218,793          18,727           37,049
Administration fees payable................................          660,579            218,793          37,453           37,049
Special management fees payable (Pacific Horizon Shares)...          617,556             90,376          36,612           57,541
Shareholder service fees payable (Horizon Service
 Shares)...................................................          661,706            330,512          55,036           42,552
Shareholder service fees payable (S Shares)................           27,167                 --              --               --
Shareholder service fees payable (X Shares)................           98,980              5,557              --               --
Shareholder service fees payable (Y Shares)................            3,830              1,399              --               --
12b-1 fees payable (X Shares)..............................          100,240              5,661              --               --
12b-1 fees payable (Y Shares)..............................           11,489              4,198              --               --
Custodian and fund accounting fees payable.................          146,903             76,330          33,925           29,426
Transfer agent fees payable................................           27,764             17,859          23,904           13,810
Other accrued expenses.....................................          491,654            269,435          77,919          740,021
                                                              --------------     --------------     ------------     ------------
   Total Liabilities.......................................    2,356,242,471      1,313,245,578     207,890,407       70,478,152
                                                              --------------     --------------     ------------     ------------
NET ASSETS.................................................   $7,971,534,053     $2,539,216,829     $423,960,506     $436,490,002
                                                              ==============     ==============     ============     ============
Net Assets:
Pacific Horizon Shares.....................................   $2,257,973,852     $  306,460,541     $131,977,630     $213,636,696
Horizon Shares.............................................    2,021,874,087        651,851,464      45,871,862       27,056,603
Horizon Service Shares.....................................    3,129,562,849      1,546,969,760     246,111,014      195,796,703
S Shares...................................................      118,539,347                 --              --               --
Y Shares...................................................       36,737,587          8,575,078              --               --
X Shares...................................................      406,846,331         25,359,986              --               --
                                                              --------------     --------------     ------------     ------------
   Total...................................................   $7,971,534,053     $2,539,216,829     $423,960,506     $436,490,002
                                                              ==============     ==============     ============     ============
Shares Outstanding ($0.001 par value, 120 billion, 60
 billion, 30 billion, and 30 billion shares authorized,
 respectively):
  Pacific Horizon Shares...................................    2,258,185,450        306,616,098     132,172,504      213,660,132
  Horizon Shares...........................................    2,022,168,081        651,970,162      45,913,190       27,056,497
  Horizon Service Shares...................................    3,129,427,668      1,547,140,076     246,274,100      195,804,576
  S Shares.................................................      118,538,233                 --              --               --
  Y Shares.................................................       36,737,583          8,575,078              --               --
  X Shares.................................................      406,811,237         25,360,188              --               --
                                                              --------------     --------------     ------------     ------------
   Total...................................................    7,971,868,252      2,539,661,602     424,359,794      436,521,205
                                                              ==============     ==============     ============     ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
 SHARE.....................................................            $1.00              $1.00           $1.00            $1.00
                                                                         ===                ===            ====             ====
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.............................   $    7,971,868          2,539,662     $   424,360      $   436,521
Additional paid-in capital.................................    7,963,495,319      2,536,146,254     423,935,434      436,084,685
Accumulated undistributed net investment income............        3,514,158            667,877         517,569               --
Accumulated net realized losses on investment
 transactions..............................................       (3,447,292)          (136,964)       (916,857)         (31,204)
                                                              --------------     --------------     ------------     ------------
NET ASSETS, AUGUST 31, 1997................................   $7,971,534,053     $2,539,216,829     $423,960,506     $436,490,002
                                                              ==============     ==============     ============     ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                              GOVERNMENT   TREASURY ONLY
                                                  PRIME FUND   TREASURY FUND     FUND          FUND
                                                 ------------  -------------  -----------  -------------
INVESTMENT INCOME:
 Interest......................................  $209,184,808   $68,329,194   $12,870,176   $ 12,347,801
                                                 ------------   -----------   -----------    -----------
EXPENSES:
 Investment advisory fees......................     3,360,652     1,243,655       232,092        231,331
 Administration fees...........................     3,679,805     1,243,655       232,092        231,331
 Special management fees (Pacific Horizon
   Shares).....................................     3,625,502       564,957       255,466        348,852
 Shareholder service fees (Horizon Service
   Shares).....................................     3,857,672     1,863,062       317,180        273,696
 Shareholder service fees (S Shares)...........        53,805            --            --             --
 Shareholder service fees (X Shares)...........       375,826        15,855            --             --
 Shareholder service fees (Y Shares)...........         3,907         1,414            --             --
 12b-1 fees (S Shares).........................        16,388            --            --             --
 12b-1 fees (X Shares).........................       450,991        18,832            --             --
 12b-1 fees (Y Shares).........................        11,722         4,243            --             --
 Custodian and fund accounting fees............       380,182       185,180        75,438         49,724
 Transfer Agent fees...........................       162,342        70,985        33,596         48,944
 Legal fees....................................       295,692       112,670        21,970         19,470
 Other expenses................................       683,860       394,511       169,246        103,825
                                                 ------------   -----------   -----------    -----------
       Total Expenses..........................    16,958,346     5,719,019     1,337,080      1,307,173
 Less: Fee waivers.............................            --            --      (116,046)            --
Expenses paid by third parties.................            --            --        (1,693)            --
                                                 ------------   -----------   -----------    -----------
Total Net Expenses.............................    16,958,346     5,719,019     1,219,341      1,307,173
                                                 ------------   -----------   -----------    -----------
NET INVESTMENT INCOME..........................   192,226,462    62,610,175    11,650,835     11,040,628
                                                 ------------   -----------   -----------    -----------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
 Net realized gains (losses) on investment
   transactions................................        22,846       (78,987)       22,222          1,701
                                                 ------------   -----------   -----------    -----------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................  $192,249,308   $62,531,188   $11,673,057   $ 11,042,329
                                                 ============   ===========   ===========    ===========

---------------
See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       PRIME FUND
                                                                         --------------------------------------
                                                                            SIX MONTHS
                                                                              ENDED
                                                                            AUGUST 31,            YEAR ENDED
                                                                               1997              FEBRUARY 28,
                                                                           (UNAUDITED)               1997
                                                                         ----------------      ----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.................................................  $    192,226,462      $    313,627,480
 Net realized gains (losses) on investment transactions................            22,846               172,885
                                                                         ----------------      ----------------
 Change in net assets resulting from operations........................       192,249,308           313,800,365
                                                                         ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares................................................       (57,653,267)         (110,595,534)
 Horizon Shares........................................................       (46,310,824)          (79,709,197)
 Horizon Service Shares................................................       (79,626,947)         (119,808,778)
 S Shares..............................................................          (629,524)(b)                --
 Y Shares..............................................................           (70,391)(c)                --
 X Shares..............................................................        (7,329,789)           (2,322,836)(a)
                                                                         ----------------      ----------------
Change in net assets from shareholder distributions....................      (191,620,742)         (312,436,345)
                                                                         ----------------      ----------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued...........................................    24,957,660,701        42,442,585,809
 Dividends reinvested..................................................        89,864,407           177,262,119
 Cost of shares redeemed...............................................   (24,227,328,843)      (40,881,572,699)
                                                                         ----------------      ----------------
Change in net assets from capital share transactions...................       820,196,265         1,738,275,229
                                                                         ----------------      ----------------
Change in net assets...................................................       820,824,831         1,739,639,249
NET ASSETS
 Beginning of Period...................................................     7,150,709,222         5,411,069,973
                                                                         ----------------      ----------------
 End of Period.........................................................  $  7,971,534,053      $  7,150,709,222
                                                                         ================      ================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from April 7, 1997 (inception date) to August 31, 1997.

(c) Period from July 10, 1997 (inception date) to August 31, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               TREASURY FUND                            GOVERNMENT FUND                         TREASURY ONLY FUND
   -------------------------------------      ------------------------------------      ----------------------------------
     SIX MONTHS                                 SIX MONTHS                               SIX MONTHS
        ENDED                                      ENDED                                    ENDED
     AUGUST 31,            YEAR ENDED           AUGUST 31,           YEAR ENDED          AUGUST 31,          YEAR ENDED
        1997              FEBRUARY 28,             1997             FEBRUARY 28,            1997            FEBRUARY 28,
     (UNAUDITED)              1997              (UNAUDITED)             1997             (UNAUDITED)            1997
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
   $    62,610,175      $    139,590,623      $    11,650,835      $    26,370,373      $  11,040,628      $    22,616,016
           (78,987)               86,112               22,222               12,552              1,701               31,462
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
        62,531,188           139,676,735           11,673,057           26,382,925         11,042,329           22,647,478
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
        (8,670,483)          (38,697,555)          (3,947,580)         (10,822,314)        (5,149,224)         (12,248,712)
       (16,481,973)          (34,033,530)          (1,336,707)          (3,358,368)          (647,928)          (2,009,735)
       (37,137,003)          (66,796,890)          (6,366,548)         (12,135,558)        (5,243,476)          (8,357,569)
                --                    --                   --                   --                 --                   --
          (296,397) (c)               --                   --                   --                 --                   --
           (24,319)              (62,648)(a)               --                   --                 --                   --
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
       (62,610,175)         (139,590,623)         (11,650,835)         (26,316,240)       (11,040,628)         (22,616,016)
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
     7,795,152,294        17,362,879,524        1,537,381,377        3,514,048,456        836,062,876        2,581,288,044
        18,939,282            46,043,231            7,720,518           20,515,585          6,761,008           17,977,687
    (7,866,290,247)      (17,661,736,799)      (1,637,750,888)      (3,547,375,120)      (921,538,489)      (2,551,597,500)
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
       (52,198,671)         (252,814,044)         (92,648,993)         (12,811,079)       (78,714,605)          47,668,231
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
       (52,277,658)         (252,727,932)         (92,626,771)         (12,744,394)       (78,712,904)          47,699,693
     2,591,494,487         2,844,222,419          516,587,277          529,331,671        515,202,906          467,503,213
   ---------------      ----------------      ---------------      ---------------      -------------      ---------------
   $ 2,539,216,829      $  2,591,494,487      $   423,960,506      $   516,587,277      $ 436,490,002      $   515,202,906
   ===============      ================      ===============      ===============      =============      ===============

PACIF IC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. On August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Prime Fund (the "Prime Fund"), Pacific Horizon Treasury Fund (the "Treasury Fund"), Pacific Horizon Government Fund (the "Government Fund") and Pacific Horizon Treasury Only Fund (the "Treasury Only Fund"), collectively the "Funds".

    The Funds each issue three classes of shares (Pacific Horizon Shares, Horizon Shares and Horizon Services Shares). Effective July 22, 1996, the Prime Fund and the Treasury Fund began offering X Shares. The Prime Fund began offering S Shares effective April 7, 1997 and effective July 10, 1997 the Prime Fund and the Treasury Fund each began offering Y Shares. The Treasury Fund is also authorized to issue S shares for purchase as of the date of this report. Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X, S and Y Shares each have a Distribution and Services Plan.

The investment objectives of the Funds are as follows:

    Prime Fund -- Seek high current income and stability of principal by investing in a broad range of government, bank and commercial obligations available in the money markets as well as repurchase agreements relating to such obligations.

    Treasury Fund -- Seek high current income and stability of principal by investing in direct obligations of the U.S. Treasury and repurchase agreements relating to Treasury obligations.

    Government Fund -- Provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing in short-term debt obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, authorities or instrumentalities and in repurchase agreements with respect to such obligations.

    Treasury Only Fund -- Provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing in direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Con-cord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

REPURCHASE AGREEMENTS (PRIME FUND, TREASURY FUND, AND GOVERNMENT FUND):

    The Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distribu-tions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                ACCUMULATED
               UNDISTRIBUTED   ACCUMULATED
                    NET        NET REALIZED
                INVESTMENT     GAIN/(LOSS)
                  INCOME      ON INVESTMENTS
               -------------  --------------
Prime Fund       $   2,742       $182,342
Government
 Fund                  413           (413)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund had the following capital loss carryovers:

                        CAPITAL
                          LOSS     EXPIRATION
         FUND          CARRYOVER      DATE
---------------------- ----------  ----------
Prime Fund             $ 744,962      2002
                       2,725,176      2003
                       ----------
                       $3,470,138
                       ==========
Treasury Fund          $  47,456      2002
                       ==========
Government Fund        $ 939,079      2003
                       ==========
Treasury Only Fund     $  23,969      2003
                       ==========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

    Capital losses incurred after October 31 for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes. The Treasury Only Fund has incurred and elected to defer such capital losses of $8,458 after October 31, 1996. During the year, the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund utilized $172,885, $10,901, $12,552, and $40,236, respectively, of its available capital loss carryover to offset realized capital gains for Federal income tax purposes.

OTHER:

    The Funds maintain a cash balance with their custodian and receive reductions of custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1997, custodian fees and expenses paid by third parties were increased by $1,693 for the Government Fund. There was no effect on net investment income. The Funds could have invested such cash balances in income producing assets if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Funds had an Administration Agreement with BISYS. Bank of America is entitled to a fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS was entitled to a fee for each fund which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion. For the six months ended August 31, 1997, Bank of America voluntarily waived fees from the Government Fund in the amount of $116,046.

    The Funds have entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service organizations include BISYS, Bank of America and its affiliates. For the six months ended August 31, 1997, the Funds were advised that BISYS, Bank of America and their affiliates earned the following amounts pursuant to the Services Agreement and Services Plan:

                             BANK OF
                             AMERICA
                               AND
           FUND             AFFILIATES   BISYS
--------------------------- ----------  -------
Prime Fund                  $3,346,248  $22,110
Treasury Fund                  416,132    5,446
Government Fund                240,521      159
Treasury Only Fund             317,930       25

    The Funds have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares, which are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of

America and their affiliates. For the six months ended August 31, 1997, the Funds were advised that BISYS, Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                                     BANK OF
                                     AMERICA
                                       AND
               FUND                 AFFILIATES
----------------------------------- ----------
Prime Fund                          $3,166,103
Treasury Fund                        1,529,124
Government Fund                        260,334
Treasury Only Fund                     224,526

    The Prime Fund and Treasury Fund have adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of each Fund's X Shares. For the six months ended August 31, 1997 the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                     BANK OF
                                     AMERICA
                                       AND
               FUND                 AFFILIATES
----------------------------------- ----------
Prime Fund                           $374,472
Treasury Fund                          15,796

    The Prime Fund and Treasury Fund have adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organization for the provision of support service with respect to the beneficial owners of Y shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%; respectively, of the average daily net assets of each Funds' Y shares. For the period from July 10, 1997(date of inception) to August 31, 1997, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                     BANK OF
                                     AMERICA
                                       AND
               FUND                 AFFILIATES
----------------------------------- ----------
Prime Fund                            $3,907
Treasury Fund                          1,414

    The Prime Fund has adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organization for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Funds' S shares. For the period from April 7, 1997(date of inception) to August 31, 1997 the Fund was advised that Bank of America and its affiliates earned $31,874 pursuant to the Distribution and Services Plan.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $162,342, $70,985, $33,596 and $48,944 from the Prime Fund, Treasury Fund, Government Fund and Treasury Only Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Prime Fund, Treasury Fund,

Government Fund and Treasury Only Fund incurred legal charges totaling $295,692, $112,670, $21,970, and $19,470, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the Director participates in all or part of a Board or Committee meeting and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a Director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. A Director who dies or resigns after nine years of service as a Director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $15,064, $11,030, $4,600, and $1,819, for the Prime Fund, Treasury Fund,
Government Fund and Treasury Only Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Fund (at $1.00 per share) for the periods indicated are summarized below:

                                                                         TREASURY FUND
                                PRIME FUND                     ----------------------------------
                 ----------------------------------------        SIX MONTHS
                 SIX MONTHS ENDED          YEAR ENDED               ENDED          YEAR ENDED
                 AUGUST 31, 1997        FEBRUARY 28, 1997      AUGUST 31, 1997  FEBRUARY 28, 1997
                 ----------------       -----------------      ---------------  -----------------
                   (UNAUDITED)                                   (UNAUDITED)
Pacific Horizon
 Shares
 Issued..........   1,421,450,092          4,320,031,345          580,948,866      2,180,160,265
 Reinvest........      44,139,878             99,202,915            5,469,113         13,626,783
 Redeemed........  (1,500,161,348)        (4,326,928,364)        (690,637,528)    (2,875,003,912)
                 ----------------        ---------------       --------------    ---------------
Net increase/
 (decrease)......     (34,571,378)            92,305,896         (104,219,549)      (681,216,864)
                 ================        ===============       ==============    ===============
Horizon Shares
 Issued..........   9,219,317,384         15,114,015,999        2,396,397,412      6,363,082,166
 Reinvest........      13,412,109             25,723,399            4,036,829         11,616,438
 Redeemed........  (8,920,510,978)       (15,081,065,299)      (2,366,293,414)    (6,478,650,334)
                 ----------------        ---------------       --------------    ---------------
Net increase/
 (decrease)......     312,218,515             58,674,099           34,140,827       (103,951,730)
                 ================        ===============       ==============    ===============
Horizon Service
 Shares
 Issued..........  13,634,158,320         22,771,276,975        4,767,137,830      8,799,447,002
   Reinvest......      26,468,915             50,011,411            9,248,752         20,737,353
   Redeemed...... (13,476,384,289)       (21,437,775,542)      (4,786,570,782)    (8,293,700,822)
                 ----------------        ---------------       --------------    ---------------
Net increase/
 (decrease)......     184,242,946          1,383,512,844          (10,184,200)       526,483,533
                 ================        ===============       ==============    ===============
X Shares
 Issued..........     518,517,302            237,259,971           40,077,584         20,188,155
 Reinvest........       5,573,041              2,324,394              184,588             62,656
 Redeemed........    (321,059,977)           (35,803,494)         (20,772,999)       (14,379,796)
                 ----------------        ---------------       --------------    ---------------
Net increase.....     203,030,366            203,780,871(a)        19,489,173          5,871,015(a)
                 ================        ===============       ==============    ===============
S Shares
 Issued..........     122,180,115                     --                   --                 --
 Reinvest........         270,464                     --                   --                 --
 Redeemed........      (3,912,346)                    --                   --                 --
-----------------
                 ----------------        ---------------       --------------    ---------------
Net increase.....     118,538,233 (b)                 --                   --                 --
================= ================       ===============       ==============    ===============
Y Shares
 Issued..........      42,037,008                     --           10,590,602                 --
 Reinvest........              --                     --                   --                 --
 Redeemed........      (5,299,425)                    --           (2,015,524)                --
-----------------
                 ----------------        ---------------       --------------    ---------------
Net increase.....      36,737,583 (c)                 --            8,575,078 (c)               --
================= ================       ===============       ==============    ===============

                                                                   TREASURY ONLY FUND
                              GOVERNMENT FUND              -----------------------------------
                    -----------------------------------      SIX MONTHS
                    SIX MONTH ENDED      YEAR ENDED             ENDED           YEAR ENDED
                    AUGUST 31, 1997   FEBRUARY 28, 1997    AUGUST 31, 1997   FEBRUARY 28, 1997
                    ---------------   -----------------    ---------------   -----------------
                      (UNAUDITED)                            (UNAUDITED)
Pacific Horizon
 Shares
 Issued..........      257,713,167         817,557,991      226,866,017         1,028,727,745
 Reinvest........        3,157,080           8,010,482        3,890,458            10,180,140
 Redeemed........     (321,130,038)       (894,476,160)    (242,297,570)       (1,088,026,565)
                    --------------      --------------     ------------          ------------
Net decrease.....      (60,259,791)        (68,907,687)     (11,541,095)          (49,118,680)
                    ==============      ==============     ============          ============
Horizon Shares
 Issued..........       79,305,963         205,437,403       22,424,393           195,585,962
 Reinvest........          829,562           2,653,506          176,047             1,168,058
 Redeemed........      (95,392,117)       (201,774,473)     (26,002,534)         (173,560,437)
                    --------------      --------------     ------------          ------------
Net increase/
 (decrease)......      (15,256,592)          6,316,436       (3,402,094)           23,193,583
                    ==============      ==============     ============          ============
Horizon Service
 Shares
 Issued..........    1,200,362,247       2,491,053,062      586,772,466         1,356,974,337
 Reinvest........        3,733,876           9,851,597        2,694,503             6,629,489
 Redeemed........   (1,221,228,733)     (2,451,124,487)    (653,238,385)       (1,290,010,498)
                    --------------      --------------     ------------          ------------
Net increase/
 (decrease)......      (17,132,610)         49,780,172      (63,771,416)           73,593,328
                    ==============      ==============     ============          ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Period from April 7, 1997 (inception date) to August 31, 1997.
(c) Period from July 10, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX
                                    MONTHS
                                     ENDED
                                    AUGUST                                      YEAR ENDED
                                      31,          --------------------------------------------------------------------
                                     1997          FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                   (UNAUDITED)         1997          1996          1995          1994          1993
                                   ---------       ------------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD............... $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Income from Investment Operations:
 Net investment income.............   0.0258           0.0492        0.0539        0.0424        0.0287        0.0340
 Net realized gains/(losses) on
   investment transactions.........       --               --        0.0004       (0.0227)      (0.0016)           --
                                     ------            ------        ------        ------        ------        ------
Total income from investment
 operations........................   0.0258           0.0492        0.0543        0.0197        0.0271        0.0340
Less dividends to shareholders from
 net investment income.............  (0.0257)         (0.0490)      (0.0539)      (0.0422)      (0.0287)      (0.0341)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................       --               --            --        0.0233            --            --
                                     ------            ------        ------        ------        ------        ------
Net change in net asset value per
 share.............................   0.0001           0.0002        0.0004        0.0008       (0.0016)      (0.0001)
                                     ------            ------        ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................ $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                     ======            ======        ======        ======        ======        ======
Total return.......................     2.59%(d)         5.01%         5.53%         4.30%+        2.91%         3.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (millions)........................ $  2,258         $  2,292      $  2,200      $  1,129      $  1,216      $    992
Ratio of expenses to average net
 assets............................     0.55%(c)         0.55%         0.55%         0.51%         0.52%         0.55%
Ratio of net investment income to
 average net assets................     5.11%(c)         4.92%         5.37%         4.19%         2.86%         3.42%
Ratio of expenses to average net
 assets*...........................          (b)           (b)         0.56%         0.56%         0.53%           (a)
Ratio of net investment income to
 average net assets*...............          (b)           (b)         5.36%         4.14%         2.85%           (a)

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Total return includes the effect of the voluntary capital contribution from the Investment
     Advisor. Without this capital contribution, the total return would have been lower.
(a)  There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX
                                    MONTHS
                                     ENDED
                                    AUGUST                                      YEAR ENDED
                                      31,          --------------------------------------------------------------------
                                     1997          FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                   (UNAUDITED)         1997          1996          1995          1994          1993
                                   ---------       ------------  ------------  ------------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD............... $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                   --------           -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............   0.0273           0.0524        0.0571        0.0461        0.0319        0.0372
 Net realized gains/(losses) on
   investment transactions.........       --               --        0.0004       (0.0232)      (0.0016)           --
                                   --------           -------       -------       -------       -------       -------
Total income from investment
 operations........................   0.0273           0.0524        0.0575        0.0229        0.0303        0.0372
Less dividends to shareholders from
 net investment income.............  (0.0273)         (0.0522)      (0.0571)      (0.0454)      (0.0319)      (0.0372)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................       --               --            --        0.0233            --            --
                                   --------           -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................       --           0.0002        0.0004        0.0008       (0.0016)           --
                                   --------           -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................ $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                   ========           =======       =======       =======       =======       =======
Total return.......................     2.76%(d)         5.34%         5.86%         4.63%+        3.24%         3.78%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................... $  2,022         $  1,710      $  1,651      $    662      $  3,840      $ 10,301
 Ratio of expenses to average net
   assets..........................     0.23%(c)         0.23%         0.23%         0.16%         0.20%         0.23%
 Ratio of net investment income to
   average net assets..............     5.43%(c)         5.24%         5.69%         4.11%         3.19%         3.59%
 Ratio of expenses to average net
   assets*.........................          (b)           (b)         0.24%         0.23%         0.21%           (a)
 Ratio of net investment income to
   average net assets*.............          (b)           (b)         5.68%         4.04%         3.18%           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX
                                    MONTHS
                                     ENDED
                                    AUGUST                                     YEAR ENDED
                                      31,         --------------------------------------------------------------------
                                     1997         FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                   (UNAUDITED)        1997          1996          1995          1994          1993
                                   ---------      ------------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD............... $   1.00        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                   --------          -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............   0.0261          0.0499        0.0546        0.0431        0.0294        0.0345
 Net realized gains/(losses) on
   investment transactions.........       --              --        0.0004       (0.0227)      (0.0016)           --
                                   --------          -------       -------       -------       -------       -------
Total income from investment
 operations........................   0.0261          0.0499        0.0550        0.0204        0.0278        0.0345
Less dividends to shareholders from
net investment income..............  (0.0260)        (0.0497)      (0.0546)      (0.0429)      (0.0294)      (0.0347)
 Increase due to voluntary capital
 contribution from Investment
 Advisor...........................       --              --            --        0.0233            --            --
                                   --------          -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................   0.0001          0.0002        0.0004        0.0008       (0.0016)      (0.0002)
                                   --------          -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................ $   1.00        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                   ========          =======       =======       =======       =======       =======
Total return.......................     2.63%(d)        5.08%         5.60%         4.37%+        2.98%         3.53%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................... $  3,130        $  2,945      $  1,561      $    864      $    839      $    793
 Ratio of expenses to average net
   assets..........................     0.48%(c)        0.48%         0.48%         0.44%         0.45%         0.48%
 Ratio of net investment income to
   average net assets..............     5.18%(c)        5.00%         5.44%         4.31%         2.94%         3.49%
 Ratio of expenses to average net
   assets*.........................          (b)          (b)         0.49%         0.48%         0.46%           (a)
 Ratio of net investment income to
   average net assets*.............          (b)          (b)         5.43%         4.27%         2.93%           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(a)
                                                        -----------    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......    $    1.00       $   1.00
Income from Investment Operations:
  Net investment income..............................       0.0245         0.0282
  Net realized gains/(losses) on investment
    transactions.....................................           --             --
                                                          --------       --------
Total income from investment operations..............       0.0245         0.0282
Less dividends to shareholders from net investment
  income.............................................      (0.0245)       (0.0281)
                                                          --------       --------
Net change in net asset value per share..............           --         0.0001
                                                          --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD.............    $    1.00       $   1.00
                                                          ========       ========
Total return.........................................         2.48%(d)       2.84%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).............    $     407       $    204
  Ratio of expenses to average net assets............         0.78%(c)       0.78%(c)
  Ratio of net investment income to average net
    assets...........................................         4.90%(c)       4.73%(c)
  Ratio of expenses to average net assets*...........          (b)            (b)
  Ratio of net investment income to average net
    assets*..........................................          (b)            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0197
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0197
Less dividends to shareholders from net investment
  income.................................................        (0.0197)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $     119
  Ratio of expenses to average net assets................           0.78%(c)
  Ratio of net investment income to average net assets...           4.94%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from April 7, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0065
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0065
Less dividends to shareholders from net investment
  income.................................................        (0.0065)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $      37
  Ratio of expenses to average net assets................           1.23%(c)
  Ratio of net investment income to average net assets...           4.50%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 10, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX
                                    MONTHS
                                     ENDED
                                    AUGUST                                      YEAR ENDED
                                      31,          --------------------------------------------------------------------
                                     1997          FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                   (UNAUDITED)         1997          1996          1995          1994          1993
                                   ---------       ------------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD............... $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                    -------           -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............   0.0249           0.0477        0.0527        0.0405        0.0262        0.0309
 Net realized gains/(losses) on
   investment transactions.........       --               --        0.0011        0.0001       (0.0002)           --
                                    -------           -------       -------       -------       -------       -------
Total income from investment
 operations........................   0.0249           0.0477        0.0538        0.0406        0.0260        0.0309
Less dividends to shareholders from
 net investment income.............  (0.0247)         (0.0477)      (0.0527)      (0.0405)      (0.0262)      (0.0311)
                                    -------           -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................   0.0002               --        0.0011        0.0001       (0.0002)      (0.0002)
                                    -------           -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................ $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                    =======           =======       =======       =======       =======       =======
Total return.......................     2.50%(d)         4.87%         5.40%         4.13%         2.65%         3.15%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................... $    306         $    411      $  1,091      $  1,132      $  1,577      $  1,746
 Ratio of expenses to average net
   assets..........................     0.58%(c)         0.57%         0.57%         0.55%         0.55%         0.56%
 Ratio of net investment income to
   average net assets..............     4.91%(c)         4.76%         5.24%         3.99%         2.62%         3.11%
 Ratio of expenses to average net
   assets*.........................          (b)           (b)         0.58%           (a)           (a)           (a)
 Ratio of net investment income to
   average net assets*.............          (b)           (b)         5.23%           (a)           (a)           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0264       0.0509        0.0559        0.0437        0.0294        0.0341
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0011        0.0001       (0.0002)       0.0002
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0264       0.0509        0.0570        0.0438        0.0292        0.0343
Less dividends to shareholders from
 net investment income.............      (0.0264)     (0.0509)      (0.0559)      (0.0437)      (0.0294)      (0.0343)
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................           --           --        0.0011        0.0001       (0.0002)           --
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.66%(d)     5.21%         5.73%         4.46%         2.98%         3.48%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $     652     $    618      $    722      $    469      $    487      $    598
 Ratio of expenses to average net
   assets..........................         0.26%(c)     0.25%         0.25%         0.23%         0.23%         0.24%
 Ratio of net investment income to
   average net assets..............         5.23%(c)     5.09%         5.56%         4.36%         2.94%         3.38%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.26%           (a)           (a)           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.55%           (a)           (a)           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0251       0.0484        0.0534        0.0412        0.0269        0.0316
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0011        0.0001       (0.0002)       0.0002
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0251       0.0484        0.0545        0.0413        0.0267        0.0318
Less dividends to shareholders from
 net investment income.............      (0.0251)     (0.0484)      (0.0534)      (0.0412)      (0.0269)      (0.0318)
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................           --           --        0.0011        0.0001       (0.0002)           --
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.54%(d)     4.97%         5.47%         4.20%         2.72%         3.23%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   1,547     $  1,557      $  1,031      $    364      $    541      $    369
 Ratio of expenses to average net
   assets..........................         0.51%(c)     0.50%         0.50%         0.48%         0.48%         0.49%
 Ratio of net investment income to
   average net assets..............         4.98%(c)     4.84%         5.31%         4.01%         2.69%         3.28%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.51%           (a)           (a)           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.30%           (a)           (a)           (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(a)
                                                        -----------    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......    $    1.00       $   1.00
                                                          --------       --------
Income from Investment Operations:
  Net investment income..............................       0.0236         0.0271
                                                          --------       --------
Total income from investment operations..............       0.0236         0.0271
Less dividends to shareholders from net investment
  income.............................................      (0.0236)       (0.0271)
                                                          --------       --------
Net change in net asset value per share..............           --             --
                                                          --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD.............    $    1.00       $   1.00
                                                          ========       ========
Total return.........................................         2.38%(d)       2.74%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).............    $      25       $      6
  Ratio of expenses to average net assets............         0.81%(c)       0.81%(c)
  Ratio of net investment income to average net
    assets...........................................         4.72%(c)       4.58%(c)
  Ratio of expenses to average net assets*...........          (b)            (b)
  Ratio of net investment income to average net
    assets*..........................................          (b)            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                             AUGUST 31, 1997
                                                             (UNAUDITED)(a)
                                                             ---------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD............      $    1.00
                                                                 --------
Income from Investment Operations:
  Net investment income...................................         0.0173
                                                                 --------
Total income from investment operations...................         0.0173
Less dividends to shareholders from net investment
  income..................................................        (0.0173)
                                                                 --------
Net change in net asset value per share...................             --
                                                                 --------
NET ASSET VALUE PER SHARE, END OF PERIOD..................      $    1.00
                                                                 ========
Total return..............................................           2.32%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)..................      $       9
  Ratio of expenses to average net assets.................           1.27%(c)
  Ratio of net investment income to average net assets....           4.30%(c)
  Ratio of expenses to average net assets*................            (b)
  Ratio of net investment income to average net assets*...            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 10, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        SIX
                                      MONTHS
                                       ENDED
                                      AUGUST                            YEAR ENDED
                                        31,      ---------------------------------------------------------
                                       1997      FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                     (UNAUDITED)     1997           1996           1995           1994
                                     ---------   ------------   ------------   ------------   ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD............     $   1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                     --------      --------       --------       --------       --------
Income from Investment
 Operations:
   Net investment income........       0.0255        0.0481         0.0530         0.0421         0.0288
   Net realized gains/(losses)
     on investment
     transactions...............           --            --        (0.0004)**     (0.0091)       (0.0006)
                                     --------      --------       --------       --------       --------
Total income from investment
 operations.....................       0.0255        0.0481         0.0526         0.0330         0.0282
Less dividends to shareholders
 from net investment income.....      (0.0249)      (0.0480)       (0.0524)       (0.0420)       (0.0288)
Increase due to voluntary
 capital contribution from
 Investment Advisor.............           --            --             --         0.0085             --
                                     --------      --------       --------       --------       --------
Net change in net asset value
 per share......................       0.0006        0.0001         0.0002        (0.0005)       (0.0006)
                                     --------      --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END
 OF PERIOD......................     $   1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                     ========      ========       ========       ========       ========
Total return....................         2.52%(c)      4.91%          5.37%          4.28%+         2.92%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................     $    132      $    192       $    261       $    355       $    154
 Ratio of expenses to average
   net assets...................         0.60%(b)      0.55%          0.56%          0.50%          0.60%
 Ratio of net investment income
   to average net assets........         4.94%(b)      4.82%          5.34%          4.27%          2.88%
 Ratio of expenses to average
   net assets*..................         0.65%(b)      0.61%(a)       0.63%          0.58%          0.60%
 Ratio of net investment income
   to average net assets*.......         4.89%(b)      4.76%(a)       5.27%          4.19%          2.88%

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

(a) Fees paid by third parties had no effect on the ratios.

(b) Annualized.

(c) Not annualized.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                SIX MONTHS
                                   ENDED                             YEAR ENDED
                                AUGUST 31,    ---------------------------------------------------------
                                   1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                (UNAUDITED)       1997           1996           1995         1994(b)
                                -----------   ------------   ------------   ------------   ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........    $    1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                  --------      --------       --------       --------       --------
Income from Investment
 Operations:
   Net investment income.....       0.0268        0.0513         0.0600         0.0454         0.0227
   Net realized
     gains/(losses) on
     investment
     transactions............           --            --        (0.0042)**     (0.0092)       (0.0006)
                                  --------      --------       --------       --------       --------
Total income from investment
 operations..................       0.0268        0.0513         0.0558         0.0362         0.0221
Less dividends to
 shareholders from net
 investment income...........      (0.0265)      (0.0512)       (0.0556)       (0.0452)       (0.0227)
Increase due to voluntary
 capital contribution from
 Investment Advisor..........           --            --             --         0.0085             --
                                  --------      --------       --------       --------       --------
Net change in net asset value
 per share...................       0.0003        0.0001         0.0002        (0.0005)       (0.0006)
                                  --------      --------       --------       --------       --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............    $    1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                  ========      ========       ========       ========       ========
Total return.................         2.68%(d)      5.25%         5.71%          4.61%+         2.29%(d)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)................    $      46      $     61       $    55       $    235       $    370
 Ratio of expenses to average
   net assets................         0.28%(c)      0.22%         0.24%          0.17%          0.28%(c)
 Ratio of net investment
   income to average net
   assets....................         5.27%(c)      5.15%         5.66%          4.67%          3.17%(c)
 Ratio of expenses to average
   net assets*...............         0.33%(c)      0.29%(a)      0.30%          0.25%          0.28%(c)
 Ratio of net investment
   income to average net
   assets*...................         5.22%(c)      5.08%(a)      5.60%          4.59%          3.17%(c)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

(a) Fees paid by third parties had no effect on the ratios.

(b) Period from June 14, 1993 (inception date) to February 28, 1994.

(c) Annualized.

(d) Not annualized.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED
                                                 AUGUST 31,   ------------------------------------------------------
                                                    1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                                                 (UNAUDITED)      1997          1996          1995          1994
                                                 -----------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.......................................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    -------      -------       -------       -------       -------
Income from Investment Operations:
 Net investment income........................       0.0254       0.0488        0.0537        0.0429        0.0300
 Net realized gains/(losses) on investment
   transactions...............................           --           --       (0.0004)**    (0.0092)      (0.0006)
                                                    -------      -------       -------       -------       -------
Total income from investment operations.......       0.0254       0.0488        0.0533        0.0337        0.0294
Less dividends to shareholders from net
 investment income............................      (0.0253)     (0.0487)      (0.0531)      (0.0427)      (0.0300)
Increase due to voluntary capital contribution
 from Investment Advisor......................           --           --            --        0.0085            --
                                                    -------      -------       -------       -------       -------
Net change in net asset value per share.......       0.0001       0.0001        0.0002       (0.0005)      (0.0006)
                                                    -------      -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD......    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    =======      =======       =======       =======       =======
Total return..................................         2.56%(c)       4.98%       5.44%         4.35%+        3.04%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions).......    $     246     $    263      $    213      $    289      $    326
 Ratio of expenses to average net assets......         0.53%(b)       0.48%       0.49%         0.43%         0.48%
 Ratio of net investment income to average net
   assets.....................................         5.02%(b)       4.89%       5.41%         4.32%         2.99%
 Ratio of expenses to average net assets*.....         0.58%(b)       0.54%(a)       0.56%       0.51%        0.53%
 Ratio of net investment income to average net
   assets*....................................         4.97%(b)       4.83%(a)       5.34%       4.24%        2.94%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

(a) Fees paid by third parties had no effect on the ratios.

(b) Annualized.

(c) Not annualized.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED
                                                 AUGUST 31,   ------------------------------------------------------
                                                    1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                                                 (UNAUDITED)      1997          1996          1995          1994
                                                 -----------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.......................................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    -------      -------       -------       -------       -------
Income from Investment Operations:
 Net investment income........................       0.0238       0.0458        0.0495        0.0384        0.0254
 Net realized gains/(losses) on investment
   transactions...............................           --       0.0001        0.0003       (0.0002)      (0.0002)
                                                    -------      -------       -------       -------       -------
Total income from investment operations.......       0.0238       0.0459        0.0498        0.0382        0.0252
Less dividends to shareholders from net
 investment income............................      (0.0238)     (0.0458)      (0.0495)      (0.0384)      (0.0254)
                                                    -------      -------       -------       -------       -------
Net change in net asset value per share.......           --       0.0001        0.0003       (0.0002)      (0.0002)
                                                    -------      -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD......    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    =======      =======       =======       =======       =======
Total return..................................         2.41%(d)       4.68%       5.06%         3.90%         2.57%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions).......    $     214     $    225      $    274      $     90      $     72
 Ratio of expenses to average net assets......         0.62%(c)       0.60%       0.63%         0.62%         0.56%
 Ratio of net investment income to average net
   assets.....................................         4.72%(c)       4.59%       4.94%         3.90%         2.54%
 Ratio of expenses to average net assets*.....             (b)           (b)           (a)       0.63%        0.72%
 Ratio of net investment income to average net
   assets*....................................             (b)           (b)           (a)       3.89%        2.38%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,    YEAR ENDED   PERIOD ENDED
                                                       1997      FEBRUARY 28,  FEBRUARY 29,
                                                    (UNAUDITED)      1997        1996 (a)
                                                    -----------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD....   $    1.00     $   1.00      $   1.00
                                                       -------      -------       -------
Income from Investment Operations:
  Net investment income...........................      0.0254       0.0490        0.0227
  Net realized gains/(losses) on investment
    transactions..................................          --       0.0001       (0.0001)
                                                       -------      -------       -------
Total income from investment operations...........      0.0254       0.0491        0.0226
Less dividends to shareholders from net investment
  income..........................................     (0.0254)     (0.0490)      (0.0227)
                                                       -------      -------       -------
Net change in net asset value per share...........          --       0.0001       (0.0001)
                                                       -------      -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD..........   $    1.00     $   1.00      $   1.00
                                                       =======      =======       =======
Total return......................................        2.57%(e)       5.02%       2.30%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)..........   $      27     $     30      $      7
  Ratio of expenses to average net assets.........        0.30%(d)       0.27%       0.70%(d)
  Ratio of net investment income to average net
    assets........................................        5.05%(d)       4.94%      11.88%(d)
  Ratio of expenses to average net assets*........            (c)           (c)           (b)
  Ratio of net investment income to average net
    assets*.......................................            (c)           (c)           (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from September 20, 1995 (inception date) to February 29, 1996.

(b) There were no fee waivers or expense reimbursements during the period.

(c) Fees paid by third parties had no effect on the ratios.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED
                                                 AUGUST 31,   ------------------------------------------------------
                                                    1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                                                 (UNAUDITED)      1997          1996          1995          1994
                                                 -----------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.......................................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    -------      -------       -------       -------       -------
Income from Investment Operations:
 Net investment income........................       0.0242       0.0465        0.0502        0.0391        0.0273
 Net realized gains/(losses) on investment
   transactions...............................           --       0.0001        0.0003       (0.0002)      (0.0002)
                                                    -------      -------       -------       -------       -------
Total income from investment operations.......       0.0242       0.0466        0.0505        0.0389        0.0271
Less dividends to shareholders from net
 investment income............................      (0.0242)     (0.0465)      (0.0502)      (0.0391)      (0.0273)
                                                    -------      -------       -------       -------       -------
Net change in net asset value per share.......           --       0.0001        0.0003       (0.0002)      (0.0002)
                                                    -------      -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF PERIOD......    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                    =======      =======       =======       =======       =======
Total return..................................         2.44%(d)     4.75%         5.14%         3.98%         2.76%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions).......    $     196     $    260      $    186      $    194      $    272
 Ratio of expenses to average net assets......         0.55%(c)     0.53%         0.56%         0.55%         0.39%
 Ratio of net investment income to average net
   assets.....................................         4.79%(c)     4.66%         5.01%         3.86%         2.73%
 Ratio of expenses to average net assets*.....              (b)          (b)           (a)      0.56%         0.64%
 Ratio of net investment income to average net
   assets*....................................              (b)          (b)           (a)      3.85%         2.48%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ---------- ----------   ---------    ---------    -----------    ------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 104.2%
ALABAMA -- 0.8%
 Mobile, Port City Medical Clinic
   (LOC -- Rabobank Nederland)... VMIG1/Aaa   A1+/AAA         3.70%     10/16/97    $ 4,900,000    $  4,900,000
                                                                                                   ------------
ALASKA -- 0.4%
 Valdez Term Revenue, Arco,
   Series 94A....................  VMIG1/A2     A1/A          3.65%     10/24/97      2,400,000       2,400,000
                                                                                                   ------------
ARIZONA -- 2.8%
 Apache County Industrial
   Development, Tucson Electric
   Power (LOC -- Chase Manhattan
   Bank) (final maturity
   6/15/20)*.....................  VMIG1/A2    A1/A+          3.35%     09/03/97      7,800,000       7,800,000
 Apache County Industrial
   Development, Tuscon Electric
   Power,Series 83-A (LOC --
   Barclays Bank)(final maturity
   12/15/18)*....................  VMIG1/AA    A1+/AA         3.35%     09/03/97     10,500,000      10,500,000
                                                                                                   ------------
                                                                                                     18,300,000
                                                                                                   ------------
ARKANSAS -- 1.7%
 Arkansas State Development
   Authority (final maturity
   1/1/19)*......................   NR/NR     A1+/AAA         3.95%     09/03/97     10,860,000      10,860,000
                                                                                                   ------------
CALIFORNIA -- 5.7%
 California Statewide Community
   Development, Series A2 (final
   maturity 5/15/25)*............   NR/NR     A1+/AAA         3.05%     09/03/97     15,800,000      15,800,000
 California Health Facilities
   Financing Authority, Series B
   (LOC -- Morgan Guaranty Trust)
   (final maturity 3/1/20)*...... VMIG1/Aa1   A1+/AAA         3.40%     09/02/97      5,400,000       5,400,000
 Los Angeles County Public Works,
   Series A (MBIA insured).......   AAA/NR     AAA/NR         4.50%     09/01/97      4,600,000       4,600,000
 Newport Beach, Hoag Memorial
   Presbyterian Hospital, (final
   maturity 10/1/22)*............  VMIG1/A1    A1+/AA         3.40%     09/02/97      7,100,000       7,100,000
 Redlands Certificates of
   Participation (FGIC insured)
   (final maturity 9/1/17)*...... VMIG1/AAA   A1+/AAA         3.05%     09/03/97        105,000         105,000
 Rocklin Unified School District
   (FGIC insured)................   NR/NR     SP1+/NR         4.45%     09/04/97      3,700,000       3,700,152
                                                                                                   ------------
                                                                                                     36,705,152
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   ----       ---------     ----------    ------------
COLORADO -- 3.4%
 Colorado Health Facilities
   Authority, Sisters of Charity
   Health Care System (LOC --
   Toronto Dominion) (final
   maturity 5/15/25)*............ VMIG1/Aa2    A1+/AA         3.35%     09/04/97    $ 1,700,000    $  1,700,000
 Colorado State Tax & Revenue
   Anticipation Notes, Series A..   NR/NR     SP1+/NR         4.50%     06/26/98     20,000,000      20,102,147
                                                                                                   ------------
                                                                                                     21,802,147
                                                                                                   ------------
DELAWARE -- 0.6%
 Delaware Economic Development
   (final maturity 12/1/15)*..... VMIG1/Aaa   A1+/AAA         3.40%     09/03/97      4,000,000       4,000,000
                                                                                                   ------------
DISTRICT OF COLUMBIA -- 5.0%
 District of Columbia, Series A2
   (LOC -- Canadian Imperial
   Bank) (final maturity
   10/1/07)*..................... VMIG1/Aa3   A1+/AA-         3.80%     09/02/97     13,300,000      13,300,000
 District of Columbia, Series A3
   (LOC -- Societe Generale)
   (final maturity 10/1/07)*..... VMIG1/Aa3   A1+/AA+         3.80%     09/02/97     11,000,000      11,000,000
 District of Columbia, Series A5
   (LOC -- Bank of Nova Scotia)
   (final maturity 10/1/07)*..... VMIG1/Aa3   A1+/AA-         3.80%     09/02/97      7,800,000       7,800,000
                                                                                                   ------------
                                                                                                     32,100,000
                                                                                                   ------------
FLORIDA -- 10.8%
 Florida Board of Education
   (final maturity 6/1/23)*......   NR/Aa      A1+/AA         3.70%     12/01/97      9,900,000       9,900,000
 Jacksonville Hospital, Baptist
   Medical Center (LOC -- First
   Union National Bank) (final
   maturity 6/1/09)*.............  VMIG1/NR    A1/A+          3.35%     09/04/97      7,000,000       7,000,000
 Jacksonville Electric
   Authority.....................   P1/NR      A1+/NR         3.60%     10/16/97      5,000,000       5,000,000
 Jacksonville Pollution Control,
   Florida Power & Light.........  VMIG1/A2     A1/A          3.80%     10/23/97      3,000,000       3,000,000
 Jacksonville Pollution Control,
   Florida Power & Light.........  VMIG1/A2     A1/A          3.70%     10/28/97      4,800,000       4,800,000
 Lakeland Electric & Water
   Revenue (FGIC insured)........   AAA/NR     AAA/NR         5.25%     10/01/97      5,140,000       5,146,321
 Lucie County, Florida Power &
   Light......................... VMIG1/Aa3    A1+/AA         3.80%     10/22/97      9,850,000       9,850,000
 Miami Health Facilities, Cedars
   Medical Center, Series A
   (final maturity 10/1/17)*.....   NR/NR      NR/NR          8.38%     10/01/97      1,000,000       1,005,690
 Pasco County School Board (AMBAC
   insured) (final maturity
   8/1/26)*...................... VMIG1/AAA   A1+/AAA         3.30%     09/04/97      7,000,000       7,000,000
 Pinellas County Multi-Family
   Housing, Foxbridge Apartments,
   Series A (final maturity
   6/15/25)*.....................   NR/NR     A1+/AAA         3.35%     09/03/97      5,000,000       5,000,000
 Sarasota County, Hospital
   District (Sarasota Hospital)
   (LOC -- Suntrust bank)........   P1/Aa3    A1-/AA-         3.80%     11/18/97      5,000,000       5,000,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   ----       ---------     ----------    ------------
FLORIDA -- (CONTINUED)
 Sunshine State (LOC -- National
   Westminster-Morgan Guaranty
   Trust)........................ VMIG1/Aa2    NR/NR          3.60%     10/16/97    $ 7,500,000    $  7,500,000
                                                                                                   ------------
                                                                                                     70,202,011
                                                                                                   ------------
GEORGIA -- 2.4%
 Burke County Development
   Authority Pollution Control,
   Oglethorpe Power Corp., Series
   A (FGIC insured) (final
   maturity 1/1/19)*............. VMIG1/AAA   A1+/AAA         3.25%     09/03/97      3,000,000       3,000,000
 Georgia Municipal Gas Authority
   (LOC -- Morgan Guaranty Trust)
   (final maturity 11/1/06)*.....   NR/NR      A1+/AA         3.30%     09/03/97      7,800,000       7,800,000
 Roswell Housing Authority (final
   maturity 8/1/30)*.............   NR/NR     A1+/AAA         3.35%     09/03/97      5,000,000       5,000,000
                                                                                                   ------------
                                                                                                     15,800,000
                                                                                                   ------------
IDAHO -- 0.9%
 Idaho State Tax Anticipation
   Notes.........................  MIG1/NR    SP1+/NR         4.63%     06/30/98      6,000,000       6,035,593
                                                                                                   ------------
ILLINOIS -- 9.2%
 Chicago Tender Notes (LOC --
   Morgan Guaranty Trust) (final
   maturity 1/31/99)**........... MIG1/VMIG1  A1+/Spl+        3.65%     02/05/98     15,000,000      15,000,000
 Franklin Park (final maturity
   7/1/22)* (AMBAC insured)......   NR/NR     A1+/AAA         3.40%     09/04/97      7,055,000       7,055,000
 Illinois Health Facilities,
   Elmhurst Memorial Hospital,
   Series B (LOC -- Rabobank)
   (final maturity 1/1/20)*......  VMIG1/A1    NR/NR          3.70%     09/02/97     15,285,000      15,285,000
 Illinois Health Facilities,
   Resurrection Health Care
   (final maturity 5/1/11)*......  VMIG1/A2    NR/NR          3.60%     09/02/97     17,000,000      17,000,000
 Illinois Health Facilities,
   Franciscan Sisters Health
   (final maturity 1/1/18)*......  VMIG1/A2    NR/NR          3.70%     09/02/97      4,950,000       4,950,000
                                                                                                   ------------
                                                                                                     59,290,000
                                                                                                   ------------
INDIANA -- 1.2%
 Jasper County Pollution Control
   Revenue.......................  VMIG1/A2     A1/A          3.80%     10/15/97      8,000,000       8,000,000
                                                                                                   ------------
IOWA -- 0.7%
 Iowa Higher Education Loan
   Authority, Private College
   (MBIA insured) (final maturity
   12/1/15)*..................... VMIG1/Aaa   A1+/AAA         3.35%     09/03/97      4,700,000       4,700,000
                                                                                                   ------------
KANSAS -- 0.4%
 Wamego Pollution Control
   (LOC -- Credit Suisse-First
   Boston) (final maturity
   3/1/26)*......................   P1/Aa3     A1+/AA         3.35%     09/03/97      2,600,000       2,600,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   ----       ---------     ----------    ------------
KENTUCKY -- 2.4%
 Kentucky Asset/Liability Tax &
   Revenue Anticipation Notes,
   Series A......................  MIG1/NR    SP1+/NR         4.50%     06/25/98    $10,000,000    $ 10,050,914
 Kentucky Economic Development,
   Sisters of Charity (final
   maturity 11/1/20)*............  VMIG1/A1    A1/A+          3.65%     09/02/97      5,600,000       5,600,000
                                                                                                   ------------
                                                                                                     15,650,914
                                                                                                   ------------
LOUISIANA -- 3.3%
 Ascension Parish, Borden Inc.
   Project (LOC -- Credit Suisse)
   (final maturity 12/1/09)*..... VMIG1/Aa2    A1+/AA         3.30%     09/03/97      5,500,000       5,500,000
 Louisiana State General
   Obligation Bonds, Tax Exempt
   Eagle Trust, Series 1994
   (AMBAC insured) (final
   maturity 5/1/09)*.............   NR/NR      A1/AA          3.46%     09/04/97     11,600,000      11,600,000
 Plaquemines Port Harbor & Term
   District, Chevron Pipe Line
   Company (final maturity
   9/1/08)*......................   P1/Aa3     AA/NR          4.05%     03/01/98      4,000,000       4,000,000
                                                                                                   ------------
                                                                                                     21,100,000
                                                                                                   ------------
MARYLAND -- 0.3%
 Baltimore Industrial Development
   (LOC -- Wachovia Bank) (final
   maturity 12/1/16)*............   P1/Aa2     NR/NR          3.40%     09/04/97      1,715,000       1,715,000
                                                                                                   ------------
MASSACHUSETTS -- 0.5%
 Massachusetts Health and
   Education Authority, Capital
   Assets, Series D (MBIA
   insured) (final maturity
   1/1/35)*...................... VMIG1/AAA   A1+/AAA         3.65%     09/02/97      3,000,000       3,000,000
                                                                                                   ------------
MICHIGAN -- 2.1%
 Farmington Hills Hospital
   Finance Authority, Botsford
   General Hospital, Series B
   (MBIA insured) (final maturity
   2/15/16)*..................... VMIG1/Aaa    A1/AAA         3.65%     09/02/97      3,800,000       3,800,000
 Michigan Municipal Bond
   Authority, Series 97-B........   NR/NR     NR/SP1+         4.50%     07/02/98     10,000,000      10,056,136
                                                                                                   ------------
                                                                                                     13,856,136
                                                                                                   ------------
MINNESOTA -- 1.3%
 Cohasset Revenue, Minnesota
   Power & Light Co. (LOC -- ABN
   AMRO Bank N.V.) (final
   maturity 6/1/13)*.............   NR/NR     A1+/AA+         3.70%     09/01/97      1,000,000       1,000,000
 Duluth Tax Increment Revenue,
   Lake Superior Paper (LOC --
   Wachovia Bank) (final maturity
   9/1/10)*......................  MIG1/Aa2   A1+/AA+         3.35%     09/04/97      4,100,000       4,100,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   ----       ---------     ----------    ------------
MINNESOTA -- (CONTINUED)
 St. Cloud Health Care Facilities
   (final maturity 7/1/27)*
   (LOC -- Rabobank Nederland)...   P1/Aaa    A1+/AAA         3.40%     09/04/97    $ 3,000,000    $  3,000,000
                                                                                                   ------------
                                                                                                      8,100,000
                                                                                                   ------------
MISSOURI -- 2.4%
 Columbia Water & Electric,
   Series B (LOC -- Toronto
   Dominion Bank) (final maturity
   12/1/15)*..................... VMIG1/Aa2    A1+/AA         3.30%     09/03/97      1,400,000       1,400,000
 Missouri Health & Education, The
   Washington University Project,
   Series 96A (final maturity
   9/1/30)*...................... VMIG1/Aa1    A1+/AA         3.75%     09/02/97      2,300,000       2,300,000
 Missouri State Health &
   Educational Authority, Series
   B (MBIA insured) (final
   maturity 6/1/22)*.............   NR/AAA    A1+/AAA         3.35%     09/03/97      2,000,000       2,000,000
 Missouri State Infrastructure
   Facilities, Midtown
   Redevelopment Project
   (LOC -- Dai-Ichi Kangyo, Los
   Angeles) (final maturity
   12/1/18)*.....................  VMIG1/A1    NR/NR          3.60%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     15,700,000
                                                                                                   ------------
NEBRASKA -- 0.5%
 Nebraska Educational Facilities
   (FGIC insured) (final maturity
   12/1/00)*..................... VMIG1/AAA    A1/AAA         3.30%     09/03/97      3,435,000       3,435,000
                                                                                                   ------------
NEW MEXICO -- 1.4%
 Albuquerque Gross Receipts,
   Lodgers Tax Revenue (LOC --
   Canadian Imperial Bank) (final
   maturity 7/1/22)*............. Aa3/VMIG1    AA/A1+         3.30%     09/03/97      1,200,000       1,200,000
 New Mexico State Highway
   Commission (FSA insured)
   (final maturity 6/15/11)*..... VMIG1/Aaa   A1+/AAA         3.30%     09/03/97      8,000,000       8,000,000
                                                                                                   ------------
                                                                                                      9,200,000
                                                                                                   ------------
NEW YORK -- 4.6%
 New York City Water & Sewer
   Systems (final maturity
   6/15/23)*.....................   NR/NR     A1+/AAA         3.45%     09/03/97     10,000,000      10,000,000
 New York State Transportation
   Authority (final maturity
   4/1/10)*...................... VMIG1/AAA    NR/NR          3.40%     09/03/97      9,900,000       9,900,000
 New York State Energy Research &
   Development, Pollution
   Control, New York State
   Electric & Gas Corp.
   (LOC -- Morgan Guaranty)
   (final maturity 6/1/29)*...... VMIG1/Aa1   A1+/AAA         3.65%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     29,900,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   ----       ---------     ----------    ------------
NORTH CAROLINA -- 7.8%
 Charlotte Airport Revenue,
   Series 93A (MBIA insured)
   (final maturity 7/1/16)*...... VMIG1/Aaa   A1+/AAA         3.25%     01/01/98    $10,280,000    $ 10,280,000
 Lenoir County Hospital Revenue,
   Lenoir Memorial Hospital
   (LOC -- Wachovia Bank) (final
   maturity 10/1/12)*............ VMIG1/AA2    NR/NR          3.40%     09/04/97      3,400,000       3,400,000
 North Carolina Easton Municipal
   Power (LOC -- Canadian
   Imperial Bank of Commerce)....   P1/Aa3     A1+/AA         3.55%     10/30/97     10,000,000      10,000,000
 North Carolina Easton Municipal
   Power (LOC -- Canadian
   Imperial Bank of Commerce)....   P1/Aa3     A1+/AA         3.70%     11/13/97      6,200,000       6,200,000
 North Carolina Medical Care
   Commission, Pooled Equipment
   Financing Project, (MBIA
   insured) (final maturity
   12/1/25)*..................... VMIG1/AAA    A2/AAA         3.55%     12/01/97      1,300,000       1,300,000
 North Carolina Retirement
   Community (LOC -- LaSalle
   National Bank) (final maturity
   11/15/09)*....................   NR/NR     A1+/AA+         3.38%     09/02/97     10,000,000      10,000,000
 Wake County Pollution Control,
   Carolina Power & Light Co.
   Project, Series B (LOC --
   Sumitomo Bank) (final maturity
   9/1/15)*...................... VMIG1/A1+    NR/NR          3.45%     09/03/97      7,300,000       7,300,000
 Wake County Pollution Control,
   Carolina Power & Light Co.
   Project, Series C (LOC --
   Sumitomo Bank) (final maturity
   10/1/15)*.....................   P1/NR      A1+/NR         3.45%     09/03/97      2,300,000       2,300,000
                                                                                                   ------------
                                                                                                     50,780,000
                                                                                                   ------------
NORTH DAKOTA -- 0.5%
 Grand Forks Hospital Facilities,
   United Hospital (LOC --
   LaSalle National Bank) (final
   maturity 12/1/16)*............  VMIG1/A1    NR/NR          3.65%     09/02/97      3,340,000       3,340,000
                                                                                                   ------------
OHIO -- 0.4%
 Hamilton County Hospital
   Facilities Bethesda Hospital,
   Inc. (LOC -- Rabobank
   Nederland) (final maturity
   2/15/24)*..................... VMIG1/Aaa   A1+/AAA         3.20%     09/04/97      2,600,000       2,600,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   ----       ---------     ----------    ------------
PENNSYLVANIA -- 7.1%
 Allegheny County Industrial
   Development, Duquesne Light
   Co., Series A (LOC -- Canadian
   Imperial Bank of Commerce)
   (final maturity 9/1/11)*......   NR/P1     AA-/A1+         3.65%     10/30/97    $ 8,225,000    $  8,225,000
 Allegheny County Industrial
   Development, Duquesne Light
   Co., Series A (LOC -- Canadian
   Imperial Bank of Commerce)
   (final maturity 9/1/11)*......   NR/P1     AA-/A1+         3.65%     10/30/97      3,700,000       3,700,000
 Delaware Valley Finance
   Authority (LOC -- Credit
   Suisse) (final maturity
   12/1/19)*..................... VMIG1/Aa3    A1+/AA         3.25%     09/02/97      3,000,000       3,000,000
 Emmaus General Authority, Series
   B (final maturity 3/1/24)*....   NR/NR      NR/NR          3.35%     09/03/97      2,200,000       2,200,000
 Quakertown General Authority,
   Series A (LOC -- PNC Bank)
   (final maturity 7/1/26)*......  VMIG1/A1    NR/NR          3.45%     09/02/97     18,600,000      18,600,000
 Quakertown Hospital Authority,
   HPS Group Pooled Financing
   (LOC -- PNC Bank) (final
   maturity 7/1/05)*.............  VMIG1/A1    NR/NR          3.45%     09/02/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     45,725,000
                                                                                                   ------------
RHODE ISLAND -- 0.7%
 Rhode Island Housing, Series
   22-A (FGIC insured) (final
   maturity 4/1/27)*............. VMIG1/AA2   A1+/AA+         3.65%     12/02/97      4,615,000       4,615,000
                                                                                                   ------------
SOUTH CAROLINA -- 3.1%
 South Carolina Public Service
   Authority.....................   P1/Aa      A1/AA-         3.80%     10/22/97     10,000,000      10,000,000
 South Carolina Public Service
   Authority.....................   P1/Aa      A1/AA-         3.65%     11/20/97     10,000,000      10,000,000
                                                                                                   ------------
                                                                                                     20,000,000
                                                                                                   ------------
TENNESSEE -- 6.0%
 Bristol Health & Education
   Facilities, Series 95A (final
   maturity 3/1/14)* (FGIC
   insured)......................   NR/NR      A1/AAA         3.45%     09/03/97      8,500,000       8,500,000
 Johnson City (final maturity
   5/1/21)* (FGIC insured).......   NR/NR     A1+/AAA         3.50%     09/03/97      9,775,000       9,775,000
 Metropolitan Government
   Nashville & Davidson County
   Health & Education Facilities,
   Adventist/Sunbelt, Series A
   (LOC -- Suntrust Bank) (final
   maturity 11/15/26)*........... VMIG1/Aa3   A1+/AA-         3.38%     09/04/97      9,500,000       9,500,000
 Shelby County General Obligation
   (FSA insured) (final maturity
   11/1/21)*.....................   NR/NR     A1+/AAA         3.40%     09/04/97     11,200,000      11,200,000
                                                                                                   ------------
                                                                                                     38,975,000
                                                                                                   ------------

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   ----       ---------     ----------    ------------
TEXAS -- 7.6%
 Bexar County Housing Authority
   (final maturity 9/15/26)*.....   NR/NR     AAA/A1+         3.35%     09/03/97    $ 3,275,000    $  3,275,000
 Brownsville Texas Utility System
   (LOC -- Toronto Dominion).....   P1/Aa2     A1+/AA         3.80%     10/29/97      8,500,000       8,500,000
 Grand Prairie, Housing Lincoln
   Property Co. (final maturity
   6/1/10)*......................   NR/NR     A1+/AAA         3.40%     09/03/97      6,700,000       6,700,000
 Gulf Coast Waste Disposal,
   Pollution Control, Exxon
   Project (final maturity
   6/1/20)*...................... VMIG1/Aaa   A1+/AAA         3.70%     09/03/97      2,100,000       2,100,000
 Harris County Health Facilities,
   Memorial Hospital (final
   maturity 6/1/24)*............. VMIG1/Aaa   A1+/AAA         3.25%     09/03/97      3,500,000       3,500,000
 North Texas Water District
   (AMBAC insured) (final
   maturity 6/1/02)*.............   NR/AAA     NR/AAA         7.65%     06/01/98      2,280,000       2,357,694
 Texas Department of Housing.....   NR/NR      A1+/NR         3.50%     09/17/97      8,450,000       8,450,000
 Texas Department of Housing.....   NR/NR      A1+/NR         3.60%     09/17/97      1,060,000       1,060,000
 Texas State Tax & Revenue
   Anticipation Notes............  MIG1/NR    SP1+/NR         4.75%     08/31/98     12,000,000      12,104,115
 University of Texas.............   P1/NR      A1+/NR         3.65%     11/18/97      1,440,000       1,440,000
                                                                                                   ------------
                                                                                                     49,486,809
                                                                                                   ------------
UTAH -- 3.6%
 Intermountain Power Agency,
   Power Supply Revenue
   (LOC -- Swiss Bank) (final
   maturity 7/1/14)*............. VMIG1/Aa1   A1+/AA+         3.50%     09/15/97      5,500,000       5,500,000
 Intermountain Power Agency,
   Power Supply Revenue (final
   maturity 7/1/03)*............. VMIG1/AAA    NR/NR          3.45%     09/03/97      9,900,000       9,900,000
 Utah State Housing Finance
   Agency, Single Family, Series
   4 (final maturity 1/1/28)*.... VMIG1/Aa1    NR/NR          3.45%     09/03/97      8,000,000       8,000,000
                                                                                                   ------------
                                                                                                     23,400,000
                                                                                                   ------------
VERMONT -- 0.7%
 Vermont Education & Health
   Building, Middlebury College
   (final maturity 5/1/28)*......   NR/Aa      A1+/AA         3.95%     09/03/97      4,700,000       4,700,000
                                                                                                   ------------
WISCONSIN -- 1.0%
 Carlton Pollution Control
   Revenue, Wisconsin Power and
   Light Co. (final maturity
   9/01/05)*..................... VMIG1/Aa2    A1+/AA         3.60%     09/02/97      1,400,000       1,400,000
 Wisconsin Transportation
   (LOC -- Bayerische
   Landesbank)...................   P1/Aaa    A1+/AAA         3.70%     11/05/97      5,105,000       5,105,000
                                                                                                   ------------
                                                                                                      6,505,000
                                                                                                   ------------
WYOMING -- 0.9%
 Sweetwater County Pollution
   Control, Pacificorp 84
   (LOC -- Deutsche Bank) (final
   maturity 12/1/14)*............   P1/Aa1    A1+/AAA         3.60%    12/01/2014     2,500,000       2,500,000

---------------
See Notes to Financial Statements.

                                   MOODY'S      S&P                                                 AMORTIZED
                                   RATINGS+   RATINGS+                 MATURITY      PRINCIPAL         COST
           DESCRIPTION            (UNAUDITED) (UNAUDITED)   RATE         DATE         AMOUNT         (NOTE 2)
--------------------------------- ----------- -----------   ----       ---------     ----------    ------------
WYOMING -- (CONTINUED)
 Uinta County Pollution Control,
   Chevron Inc. Project (final
   maturity 12/1/22)*............   P1/Aa2     NR/NR          3.80%     12/01/22    $ 3,400,000    $  3,400,000
                                                                                                   ------------
                                                                                                      5,900,000
                                                                                                   ------------
TOTAL INVESTMENTS (AMORTIZED COST
 $675,378,762)(a) -- 104.2%......                                                                   675,378,762
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (4.2%)................                                                                   (26,934,255)
                                                                                                   ------------
NET ASSETS -- 100.0%.............                                                                  $648,444,507
                                                                                                   ============

---------------
Percentages indicated are based on net assets of $648,444,507.

(a) Cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC -- AMBAC Indemnity Corporation.

FGIC   -- Financial Guaranty Insurance Company.

FSA    -- Financial Security Assurance.

LOC    -- Letter of Credit.

MBIA  -- Municipal Bond Insurance Association.

NR     -- No rating assigned by Moody's or S&P.

 *Variable rate security. Maturity date reflects the next rate change date.

**Security includes put feature. Maturity date reflects the next put date.

+The ratings provided consist of short-term and long-term ratings.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
--------------------------------------------- ------------ -----    --------    -----------    --------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 99.9%
CALIFORNIA -- 99.1%
California Counties Industrial
 Development Authority (LOC --
 California State Teachers
 Retirement) (final maturity
 9/1/08)*..........................   NR/NR     A1+/AA+    3.25%    09/01/97    $ 1,175,000    $    1,175,000
California Department of Water.....   P1/Aa      A1+/AA    3.35%    09/11/97      2,039,000         2,039,000
California General Obligation......    P1/A       A/A+     3.65%    09/19/97      5,000,000         5,000,000
California General Obligation......    P1/A       A/A+     3.55%    10/30/97     10,750,000        10,750,000
California General Obligation......    P1/A       A/A+     3.60%    10/09/97     14,000,000        14,000,000
California General Obligation......    P1/A       A/A+     3.55%    10/09/97      2,500,000         2,500,000
California General Obligation
 (final maturity 4/1/04)*..........   NR/NR     A1+/AAA    3.70%    09/15/97     15,100,000        15,100,000
California General Obligation,
 Class A (final maturity 2/1/06)*..   A1+/AA     NR/NR     3.36%    09/04/97     10,000,000        10,000,000
California Health Facilities
 Authority, Sutter Health, Series C
 (FSA insured) (final maturity
 7/1/22)*..........................   AAA/NR    A1+/AAA    3.40%    09/02/97      1,800,000         1,800,000
California Health Facilities
 Financing Authority, Children's
 Hospital (MBIA insured) (final
 maturity 11/1/21)*................ VMIG1/AAA   A1+/AAA    3.00%    09/03/97      1,900,000         1,900,000
California Housing Agency, Multi-
 Family Housing (final maturity
 7/15/13)*.........................   NR/NR     A1+/AAA    3.00%    09/03/97      2,600,000         2,600,000
California Local Government Agency,
 Certificates of Participation
 (LOC -- Fuji Bank, Ltd.) (final
 maturity 8/1/16)*.................  VMIG1/A1    NR/NR     3.30%    09/03/97      3,200,000         3,200,000
California Pollution Control
 Financing Authority, Atlantic
 Richfield Project, Series A (AMT)
 (final maturity 12/1/24)*.........  VMIG1/A2     A1/A     3.55%    09/02/97      8,800,000         8,800,000
California Pollution Control
 Financing Authority, Chevron USA,
 Inc. Project, Callable 10/9/97@100
 (final maturity 11/15/01)*........   AA2/NR     AA/NR     3.90%    11/15/97      2,405,000         2,408,925
California Pollution Control
 Financing Authority, Colmac Energy
 Project, Series A (AMT)
 (LOC -- Swiss Bank) (final
 maturity 12/1/16)*................   NR/NR     A1+/AA+    3.00%    09/03/97      2,300,000         2,300,000
California Pollution Control
 Financing Authority, Delano Power
 Project (AMT) (LOC -- Algemene
 Bank Nederland) (final maturity
 8/1/19)*..........................   P1/Aa1     NR/NR     3.55%    09/02/97      5,100,000         5,100,000
California Pollution Control
 Financing Authority, Delano
 Project (final maturity 8/1/19)*..   P1/Aa1     NR/NR     3.55%    09/02/97      3,400,000         3,400,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
California Pollution Control
 Financing Authority, Dow Chemical
 Project...........................   P1/NR      A1/NR     3.55%    10/09/97    $ 2,300,000    $    2,300,000
California Pollution Control
 Financing Authority, Equity
 Stanislaus Project (LOC -- Swiss
 Bank) (final maturity 12/1/17)*... VMIG1/AA1   A1+/AA+    3.45%    09/02/97      1,600,000         1,600,000
California Pollution Control
 Financing Authority, Honey Lake
 Power Company Project (LOC --
 Banque Nationale, Paris) (final
 maturity 9/1/18)*.................   P1/AA3     NR/NR     3.55%    09/02/97      5,300,000         5,300,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Banque Nationale,
 Paris) (final maturity
 11/1/26)*.........................   NR/NR     A1+/AA+    3.50%    09/02/97      9,200,000         9,200,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Rabobank
 Nederland) (final maturity
 12/1/16)*.........................   NR/NR     A1+/AAA    3.10%    09/03/97     11,500,000        11,500,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Swiss Bank
 Corporation) (final maturity
 12/1/16)*.........................   NR/NR     A1+/AAA    3.05%    09/03/97     32,000,000        32,000,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (LOC -- Toronto Dominion
 Bank) (final maturity 12/1/18)*...   NR/NR     A1+/AAA    3.50%    09/02/97      2,800,000         2,800,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric (final maturity
 2/1/16)*..........................   P1/A1       A1/A     3.50%    09/02/97     23,100,000        23,100,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric, Series D,
 (LOC -- UBS)......................   A1+/AA     NR/NR     3.65%    10/21/97     15,000,000        15,000,000
California Pollution Control
 Financing Authority, Pacific Gas &
 Electric, Series D,
 (LOC -- UBS)......................   A1+/AA     NR/NR     3.70%    10/23/97      5,000,000         5,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Martinez Project, Series A
 (AMT) (final maturity 10/1/24)*... VMIG1/Aa1    NR/NR     3.45%    09/02/97      1,000,000         1,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Martinez Project, Series B
 (AMT) (final maturity 10/1/31)*... VMIG1/AA1   A1+/AAA    3.05%    09/03/97      6,000,000         6,000,000
California Pollution Control
 Financing Authority, Shell Oil
 Company Project (final maturity
 10/1/11)*......................... VMIG1/AA1   A1+/AAA    3.40%    09/02/97      1,000,000         1,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
California Pollution Control
 Financing Authority, Solid Waste
 Disposal Revenue Bond, Taorimina
 Industries, Inc. (AMT)
 (LOC -- Sanwa Bank, Los Angeles,
 Sanwa Bank, Ltd.) (final maturity
 8/1/14)*.......................... VMIG1/AA3    NR/NR     3.15%    09/03/97    $ 5,500,000    $    5,500,000
California Pollution Control
 Financing Authority, Solid Waste
 Disposal Revenue Bond, Taormina
 Industries, Series B (AMT)
 (LOC -- Sanwa Bank, Los Angeles,
 Sanwa Bank, Ltd.) (final maturity
 8/1/14)*.......................... VMIG1/Aa3    NR/NR     3.15%    09/03/97      2,260,000         2,260,000
California Pollution Control
 Financing Authority, Southern
 California Edison.................   F1/A1      A1/A+     3.50%    11/19/97     14,000,000        14,000,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85C.....   P1/A1      A1/A+     3.60%    10/10/97      3,300,000         3,300,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85C.....   P1/A1      A1/A+     3.55%    10/16/97      2,000,000         2,000,000
California Pollution Control
 Financing Authority, Southern
 California Edison, Series 85D.....   P1/A1      A1/A+     3.50%    11/20/97      6,200,000         6,200,000
California School Cash Reserve
 Program, Series A.................  MIG1/NR    SP1+/NR    4.75%    07/02/98     30,000,000        30,216,381
California State...................   P1/P2      A1/A+     3.60%    10/23/97      2,700,000         2,700,000
California State Department of
 Water (final maturity 12/1/29)*...   NR/AA      A+/AA     3.31%    09/04/97      8,300,000         8,300,000
California State Municipal Receipts
 (AMBAC insured) (final maturity
 6/1/21)*..........................  A1+/AAA    A1+/AAA    3.40%    09/03/97     15,950,000        15,950,000
California State Municipal Receipts
 (FGIC insured) (final maturity
 8/1/19)*..........................  A1+/AAA    A1+/AAA    3.30%    09/04/97      7,175,000         7,175,000
California State Municipal Receipts
 (FGIC insured) (final maturity
 9/1/21)*..........................  A1+/AAA    A1+/AAA    3.30%    09/03/97      3,875,000         3,875,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-1
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      2,000,000         2,000,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-2
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      9,200,000         9,200,000
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-7
 (final maturity 5/15/25)*.........   NR/NR     A1+/AAA    3.05%    09/03/97      2,800,000         2,800,000
California Statewide Community
 Development Authority, Calsonic
 Project (LOC -- Union Bank of
 California) (final maturity
 8/1/08)*..........................  F1+/AA-     NR/NR     3.40%    09/03/97      7,000,000         7,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
California Statewide Community
 Development Authority,
 Certificates of Participation
 (LOC -- Dresdner Bank) (final
 maturity 6/1/26)*................. VMIG1/AA1    NR/NR     3.40%    09/02/97    $12,600,000    $   12,600,000
California Statewide Community
 Development Authority, Contech
 Construction Project (LOC -- Bank
 of Tokyo) (final maturity
 5/1/09)*..........................   NR/NR     A1+/AA+    3.25%    09/03/97      1,440,000         1,440,000
California Statewide Community
 Development Authority, Chevron
 USA, Inc. Project (final maturity
 12/15/24)*........................   P1/Aa2     NR/NR     3.50%    09/02/97      3,200,000         3,200,000
Chula Vista Industrial Development,
 San Diego Gas & Electric Company,
 Series B (AMT) (final maturity
 12/1/27)*.........................  VMIG1/A1    A1/A+     3.15%    09/03/97     11,000,000        11,000,000
Chula Vista Multi-Family Housing,
 Terra Nova Project, Series A
 (LOC -- Industrial Bank of Japan)
 (final maturity 3/1/05)*..........   NR/NR       A1/A     3.20%    09/03/97      5,000,000         5,000,000
Chula Vista, San Diego Gas &
 Electric, Series 92C (AMT)........   P1/A1      A1/A+     3.75%    10/23/97      3,000,000         3,000,000
Contra Costa County Multi-Family
 Housing, Park Regency, Series A
 (final maturity 8/1/32)*..........   NR/NR      A1+/A     3.20%    09/03/97      8,000,000         8,000,000
Contra Costa County Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    07/01/98     10,000,000        10,053,544
Foothill Eastern Toll Road, Series
 B (LOC -- Morgan Guaranty Trust)
 (final maturity 1/2/35)*..........   NR/NR     A1+/AAA    3.10%    09/04/97     13,500,000        13,500,000
Foothill Eastern Toll Road, Series
 D (LOC -- Industrial Bank of
 Japan) (final maturity 1/2/35)*...    A1/A      F1+/AA    3.00%    09/04/97      6,300,000         6,300,000
Foothill Eastern Toll Road, Series
 E (LOC -- Banque Nationale, Paris)
 (final maturity 1/2/35)*..........   NR/NR      A1+/A+    3.00%    09/04/97      5,000,000         5,000,000
Fremont Certificates of
 Participation,Building & Equipment
 Financing Project (LOC -- Sumitomo
 Bank, Ltd.) (final maturity
 7/1/15)*..........................   NR/NR       A1/A     3.20%    09/04/97      4,125,000         4,125,000
Fremont Certificates of
 Participation (LOC -- Sumitomo
 Bank, Ltd.) (final maturity
 8/1/22)*..........................   NR/NR       A1/A     3.20%    09/04/97      3,100,000         3,100,000
Fremont Multi-Family Housing
 Authority, Mission Wells Project
 (LOC -- Industrial Bank of Japan)
 (final maturity 9/1/07)*..........   NR/NR       A1/A     3.20%    09/04/97      6,700,000         6,700,000
Fremont School District, Alameda
 County (final maturity 8/1/20)*...   NR/NR     A1+/AAA    3.35%    09/04/97      6,150,000         6,150,000
Grand Terrace Community
 Redevelopment Agency, Mt. Vernon
 Villas (LOC -- Industrial Bank of
 Japan) (final maturity
 12/1/11)*.........................   NR/NR       A1/A     3.40%    09/03/97      1,650,000         1,650,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
Huntington Beach Multi-Family
 Housing, Huntington Breakers,
 Series A (LOC -- Sumitomo Bank,
 Ltd.) (final maturity 7/1/14)*....  VMIG1/A1    NR/NR     3.20%    09/03/97    $10,300,000    $   10,300,000
Indio Multi-Family Housing, Western
 Federal Savings Project
 (LOC -- Wells Fargo & Co.) (final
 maturity 6/1/05)*.................   NR/NR      A1/A+     3.15%    09/04/97      2,950,000         2,950,000
Irvine Improvement Board Act 1915,
 District 94-15 (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 9/2/20)*..........................  VMIG1/A1     A1/A     3.45%    09/02/97      4,733,000         4,733,000
Irvine Improvement Board Act 1915,
 District 95-12, Series A (LOC --
 Kredietbank N.V.) (final maturity
 9/2/21)*.......................... VMIG1/AA2   A1+/AA-    3.40%    09/02/97      3,350,000         3,350,000
Irvine Ranch Water District
 Certificates of Participation,
 Capital Improvement Project
 (LOC -- Toronto Dominion) (final
 maturity 8/1/16)*................. VMIG1/AA2    NR/NR     3.40%    09/02/97      2,300,000         2,300,000
Irvine Ranch Water District
 (LOC -- Landesbank Hessen) (final
 maturity 10/1/10)*................   NR/NR     A1+/AAA    3.40%    09/02/97      1,200,000         1,200,000
Long Beach Health Services,
 Memorial Health Service (final
 maturity 10/1/16)*................  VMIG1/A1   A1+/AA-    3.00%    09/03/97      9,200,000         9,200,000
Los Angeles Community Redevelopment
 Agency, Academy Village Apartments
 (LOC -- Swiss Bank) (final
 maturity 10/1/19)*................ VMIG1/AA1    NR/NR     3.15%    09/02/97     15,000,000        15,000,000
Los Angeles Community Redevelopment
 Agency, Grand Promenade Project
 (LOC -- Tokai Bank, Ltd.) (final
 maturity 12/1/10)*................   NR/NR     A1+/AAA    3.05%    09/02/97     14,900,000        14,900,000
Los Angeles County (AMT)
 (LOC -- National Westminster Bank,
 PLC)..............................   P1/A1+     NR/NR     3.80%    09/11/97     15,000,000        15,000,000
Los Angeles County (AMT)
 (LOC -- National Westminster Bank,
 PLC)..............................   P1/A1+     NR/NR     3.70%    09/11/97      6,000,000         6,000,000
Los Angeles County, Capital Asset
 Lease Corp. (LOC -- Morgan
 Guaranty Trust)...................   P1/A1+     NR/NR     3.75%    10/22/97     10,000,000        10,000,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB1 (FSA insured) (final maturity
 7/1/25)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97      3,500,000         3,500,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB2(FSA insured) (final maturity
 7/1/21)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97     23,000,000        23,000,000
Los Angeles County Metropolitan
 Transportation Authority, Series
 SGB3(FSA insured) (final maturity
 7/1/16)*..........................   NR/NR     A1+/AAA    3.30%    09/04/97      5,400,000         5,400,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
Los Angeles County Metropolitan
 Transportation Authority, Series
 SG-54 (AMBAC insured) (final
 maturity 7/1/17)*.................   NR/NR     A1+/AAA    3.45%    09/03/97    $ 2,100,000    $    2,100,000
Los Angeles County Multi-Family
 Housing, Channel Gateway
 Apartments (LOC -- Fuji Bank,
 Ltd.) (final maturity 8/1/19)*....  VMIG1/A1    NR/NR     3.90%    09/04/97      6,700,000         6,700,000
Los Angeles County Multi-Family
 Housing, Sandi Canyon Villas (AMT)
 (LOC -- Industrial Bank of Japan)
 (final maturity 11/1/09)*.........  VMIG1/A2    NR/NR     3.45%    09/03/97      2,000,000         2,000,000
Los Angeles County Multi-Family
 Housing, Studio Colony (LOC --
 Industrial Bank of Japan) (final
 maturity 5/16/07)*................  VMIG1/A2    NR/NR     3.20%    09/04/97      2,100,000         2,100,000
Los Angeles County Public Water
 Financing Authority, Series A
 (MBIA insured)....................   AAA/NR     AAA/NR    4.50%    09/01/97      5,000,000         5,000,000
Los Angeles County Sales Tax
 Revenue, Series A (FGIC insured)
 (final maturity 7/1/12)*.......... VMIG1/AAA    A1/NR              09/03/97      1,400,000         1,400,000
Los Angeles County, Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    06/30/98     15,000,000        15,077,657
Los Angeles County Metropolitan
 Transportation Authority (LOC --
 National Westminster Bank, PLC)...   P1/A1+     NR/NR     3.45%    09/25/97      6,000,000         6,000,000
Los Angeles County Wastewater
 Project (LOC -- Morgan Guaranty
 Trust)............................   P1/A1+     NR/NR     3.50%    09/05/97     15,000,000        15,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.75%    10/09/97      9,000,000         9,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.70%    10/09/97     10,000,000        10,000,000
Los Angeles Department of Water and
 Power (LOC -- Bank of Nova
 Scotia)...........................   P1/A1+     NR/NR     3.90%    10/15/97     10,000,000        10,000,000
Los Angeles Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    06/30/98     15,000,000        15,071,559
Los Angeles Unified School
 District, Tax & Revenue
 Anticipation Notes, Series B......  MIG1/NR    SP1+/NR    4.50%    09/30/97      8,500,000         8,505,597
Marin County CA Tax & Revenue
 Anticipation Notes................  MIG1/NR     NR/NR     4.50%    07/31/98     20,000,000        20,114,442
Modesto Irrigation District........  VMIG1/A      A/NR     3.60%    10/15/97      3,000,000         3,000,000
Modesto Irrigation District,
 Certificates of Participation.....  VMIG1/A     A1/NR     3.50%    10/20/97      5,000,000         5,000,000
Modesto Multi-Family Housing, Live
 Oaks Apartments Project (final
 maturity 9/1/24)*.................   NR/NR     A1+/AAA    3.05%    09/03/97      1,400,000         1,400,000
Monterey County Financing
 Authority, Reclamation and
 Distribution Project (LOC -- Dai-
 Ichi Kangyo, Los Angeles) (final
 maturity 9/1/36)*.................  VMIG1/A1    NR/NR     3.25%    09/04/97      6,100,000         6,100,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
Monterey Peninsula Water Management
 District, Wastewater Reclamation
 Project (LOC -- Sumitomo Bank,
 Ltd.) (final maturity 7/1/22)*....  VMIG1/A1     A1/A     3.20%    09/04/97    $16,300,000    $   16,300,000
Newport Beach, Hoag Memorial
 Hospital (final maturity
 10/1/22)*.........................  VMIG1/A1    A1+/AA    3.40%    09/02/97     20,090,000        20,090,000
Newport Beach, Hoag Memorial
 Hospital, Series A (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97     13,400,000        13,400,000
Newport Beach, Hoag Memorial
 Hospital, Series B (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97      1,600,000         1,600,000
Newport Beach, Hoag Memorial
 Hospital, Series C (final maturity
 10/1/26)*.........................   NR/NR      A1+/AA    3.40%    09/02/97     22,800,000        22,800,000
Oakland, Children's Hospital
 Medical Center, Series B (LOC --
 Banque Nationale, Paris) (final
 maturity 7/1/99)*.................   NR/NR      A1/A+     3.00%    09/03/97      3,100,000         3,100,000
Orange County, Pointe Niguel
 Project, Series C (LOC -- First
 Interstate Bancorp) (final
 maturity 11/1/05)*................ VMIG1/AA3    NR/NR     3.35%    09/04/97     13,000,000        13,000,000
Orange County Housing Authority,
 Costa Partner Development, Series
 BB (LOC -- Chase/Chemical Bank)
 (final maturity 12/1/09)*......... VMIG1/Aa2    NR/NR     3.05%    09/02/97     12,200,000        12,200,000
Orange County Sanitation,
 Certificates of Participation,
 Series C (FGIC Insured) (final
 maturity 8/1/17)*................. VMIG1/AAA   A1+/AAA    3.55%    09/02/97     20,650,000        20,650,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.50%    11/19/97      2,000,000         2,000,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.65%    11/06/97      4,000,000         4,000,000
Orange County Water (LOC -- Union
 Bank of Switzerland)..............   P1/Aaa    A1+/AA+    3.65%    09/04/97      1,500,000         1,500,000
Otay Water District, Certificates
 of Participation
 (LOC -- Landesbank Hessen) (final
 maturity 9/1/26)*................. VMIG1/AAA   A1+/AAA    3.05%    09/03/97      2,200,000         2,200,000
Placer Unified High School District
 Tax & Revenue Anticipation
 Notes.............................  MIG1/NR    SP1+/NR    4.45%    09/04/97      3,700,000         3,700,152
Redlands Certificates of
 Participation, Water Treatment
 Facilities Project, (FGIC Insured)
 (final maturity 9/1/17)*.......... VMIG1/AAA   F1+/AAA    3.05%    09/03/97      3,515,000         3,515,000
Redlands Certificates of
 Participation (FGIC Insured)
 (final maturity 9/1/15)*.......... VMIG1/AAA   A1+/AAA    3.05%    09/03/97      2,500,000         2,500,000
Riverside County Industrial
 Development, Advanced Business
 Forms, Inc. Project (AMT)
 (LOC -- First National Bank)
 (final maturity 4/1/14)*.......... VMIG1/AAA    NR/NR     3.00%    09/04/97      1,500,000         1,500,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
Riverside County Industrial
 Development, Cryogenic Project,
 Issue B (AMT) (LOC -- Rabobank
 Nederland) (final maturity
 7/5/14)*.......................... VMIG1/AAA    NR/NR     3.00%    09/04/97    $ 1,400,000    $    1,400,000
Riverside County Industrial
 Development, Riverfront/Crest
 Steel (AMT) (LOC -- First National
 Bank) (final maturity 4/1/09)*.... VMIG1/AAA    NR/NR     3.00%    09/04/97      2,950,000         2,950,000
Riverside County Transportation
 (LOC -- Union Bank of
 Switzerland)......................   P1/A1       A1/A     3.55%    09/04/97      2,000,000         2,000,000
Riverside County Transportation
 Sales Tax Revenue (LOC --
 Industrial Bank of Japan).........   P1/A1       A1/A     3.75%    10/07/97      3,000,000         3,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.60%    10/17/97      5,000,000         5,000,000
Sacramento County Multi-Family
 Housing, Series A (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 4/15/07)*.........................  VMIG1/A1    A1/A+     3.25%    09/04/97     15,400,000        15,400,000
Sacramento County Multi-Family
 Housing, Series C (LOC -- Dai-Ichi
 Kangyo Bank, Ltd.) (final maturity
 4/15/07)*.........................  VMIG1/A1    A1/A+     3.25%    09/04/97      1,600,000         1,600,000
Sacramento County Municipal Note
 Utility District (LOC --
 Bayerische Landesbank)............   P1/Aaa    A1+/AAA    3.60%    09/27/97      5,700,000         5,700,000
Sacramento County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    09/30/97     42,000,000        42,023,082
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.50%    10/28/97      8,000,000         8,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.30%    09/12/97      2,000,000         2,000,000
Sacramento Municipal Utility
 District (LOC -- Bayerische
 Landesbank).......................   P1/Aaa    A1+/AAA    3.70%    10/17/97      4,293,000         4,293,000
San Bernardino County Industrial
 Development Authority, NRI Inc.
 Project (LOC -- California State)
 (final maturity 5/1/09)*..........   NR/NR     A1+/AA+    3.25%    09/03/97      1,575,000         1,575,000
San Bernardino County Multi-Family
 Housing, Brookside Meadows, Series
 A (LOC -- Tokai Bank, Chase
 Manhattan) (final maturity
 8/1/05)*.......................... VMIG1/AA2    NR/NR     3.10%    09/03/97     13,000,000        13,000,000
San Bernardino County Tax & Revenue
 Anticipation Notes, Series A......  MIG1/NR    SP1+/NR    4.50%    06/30/98      7,000,000         7,036,240
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.65%    10/28/97      5,200,000         5,200,000
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.40%    09/09/97      5,000,000         5,000,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric....................   P1/A1      A1/A+     3.70%    11/21/97    $ 2,000,000    $    2,000,000
San Diego City, Industrial
 Development Authority, San Diego
 Gas & Electric, Series A..........   P1/A1      A1/A+     3.75%    11/13/97      1,500,000         1,500,000
San Diego County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.38%    09/30/97     24,100,000        24,111,147
San Diego County Water Authority...   P1/NR      A1/NR     3.40%    09/09/97      2,000,000         2,000,000
San Diego Housing Authority, Multi-
 Family Housing, Nobel Ct.
 Apartments, Series L (LOC --
 Citibank, New York) (final
 maturity 12/1/08)*................ VMIG1/AA2    NR/NR     3.05%    09/04/97      1,700,000         1,700,000
San Diego Housing Authority, Multi-
 Family Housing, Nobel Ct.
 Apartments, Series L (LOC -- Tokai
 Bank, Ltd.) (final maturity
 12/1/08)*.........................  VMIG2/A2    NR/NR     3.05%    09/04/97      9,700,000         9,700,000
San Francisco City and County
 Airport (LOC -- Bayerische
 Landesbank).......................   P1/NR      A1+/NR    3.65%    11/19/97     12,500,000        12,500,000
San Francisco City and County
 Airport (LOC -- Bayerische
 Landesbank).......................   P1/NR      A1+/NR    3.65%    11/18/97      3,000,000         3,000,000
San Francisco City and County
 Airport (FGIC Insured) (final
 maturity 5/1/21)*.................  A1+/AAA     NR/NR     3.45%    09/04/97      5,345,000         5,345,000
San Francisco City and County
 Airport (MBIA Insured) (final
 maturity 5/1/26)*.................  A1+/AAA     NR/NR     3.40%    09/04/97      3,905,000         3,905,000
San Francisco City and County
 Multi-Family Housing, Bayside
 Village Project D, Series A
 (LOC -- Industrial Bank of Japan)
 (final maturity 12/1/05)*.........  VMIG1/A2    NR/NR     3.45%    09/04/97      1,000,000         1,000,000
San Francisco City and County
 Multi-Family Housing, Winterland
 Project, Series 85-C (LOC --
 Citibank, New York) (final
 maturity 6/1/06)*.................   NR/NR     A1+/AA-    3.15%    09/02/97      1,500,000         1,500,000
San Francisco City and County Tax &
 Revenue Anticipation Notes........  MIG1/NR    SP1+/NR    4.50%    10/08/97     35,500,000        35,526,853
San Mateo County Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.50%    07/01/98      7,000,000         7,039,166
Simi Valley Multi-Family Housing,
 Lincoln Wood Ranch (LOC --
 Sumitomo Bank, Ltd.) (final
 maturity 6/1/10)*.................   NR/NR       A1/A     3.35%    09/04/97      7,500,000         7,500,000
Southeast Recovery Facility, Series
 B (AMT) (LOC -- Industrial Bank of
 Japan Ltd.) (final maturity
 12/1/18)*.........................  VMIG1/A2     A1/A     3.20%    09/03/97      3,300,000         3,300,000
Southeast Recovery Facility, Series
 A (LOC -- Industrial Bank of Japan
 Ltd.) (final maturity 12/1/18)*...  VMIG1/A2     A1/A     3.10%    09/03/97     22,000,000        22,000,000
Southern California Metropolitan
 Water Authority...................   P1/NR      A1+/NR    3.60%    11/13/97      5,700,000         5,700,000

---------------
See Notes to Financial Statements.

                                    MOODY'S       S&P                                            AMORTIZED
                                    RATINGS+    RATINGS+            MATURITY     PRINCIPAL          COST
            DESCRIPTION            (UNAUDITED) (UNAUDITED) RATE       DATE        AMOUNT          (NOTE 2)
---------------------------------- ----------- ----------- ----     --------     ---------     --------------
Southern California Metropolitan
 Water Authority...................   P1/NR      A1+/NR    3.55%    11/19/97    $ 4,000,000    $    4,000,000
Tahoe-Truckee Unified School
 District, Tax & Revenue
 Anticipation Notes................  MIG1/NR    SP1+/NR    4.45%    09/04/97      4,000,000         4,000,164
Tustin Improvement Board Act 1915,
 Reassessment District 95-2-A
 (LOC -- Kredietbank) (final
 maturity 9/2/13)*................. VMIG1/AA2   A1+/AA-    3.40%    09/02/97      1,600,000         1,600,000
Vallejo Industrial Development
 Authority, Meyer Cookware Project,
 Series A (AMT) (LOC -- Bank of
 Tokyo) (final maturity
 12/1/23)*.........................   NR/NR      A1/A+     3.40%    12/01/23      3,300,000         3,300,000
Washington Township Hospital,
 Series A (LOC -- Industrial Bank
 of Japan) (final maturity
 1/1/16)*..........................  VMIG1/A2    NR/NR     3.20%    09/04/97     16,000,000        16,000,000
West Basin Water District,
 Certificates of Participation,
 Water Project (LOC -- Bayerische
 Vereinsbank) (final maturity
 8/1/27)*.......................... VMIG1/AA1    NR/NR     2.95%    09/03/97      3,000,000         3,000,000
                                                                                               --------------
                                                                                                1,152,029,909
                                                                                               --------------
PUERTO RICO -- 0.8%
Puerto Rico Public Buildings
 Authority, Trust Receipts, Series
 SGA16 (AMBAC Insured) (final
 maturity 7/1/21)*.................   NR/NR     A1+/AAA    3.30%    09/03/97      9,380,000         9,380,000
                                                                                               --------------
TOTAL INVESTMENTS (AMORTIZED COST
 $1,161,409,909)(A) -- 99.9%.......                                                             1,161,409,909
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.1%...............                                                                   722,897
                                                                                               --------------
NET ASSETS -- 100.0%...............                                                            $1,162,132,806
                                                                                               ==============

---------------
Percentages indicated are based on net assets of $1,162,132,806.
(a) Cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC -- AMBAC Indemnity Corporation.
AMT   -- Interest on securities subject to Federal Alternative Minimum Tax.
FGIC   -- Financial Guaranty Insurance Company.
FSA    -- Financial Security Assurance.
LOC    -- Letter of Credit.
MBIA  -- Municipal Bond Insurance Association.
NR     -- No rating assigned by Moody's or S&P.

* Variable rate security. Maturity date reflects the next rate change date. + The ratings provided consist of short-term and long-term ratings.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                CALIFORNIA
                                                              TAX-EXEMPT        TAX-EXEMPT
                                                                MONEY          MONEY MARKET
                                                                 FUND              FUND
                                                             ------------     --------------
ASSETS:
 Investments in securities, at value (amortized cost
   $675,378,762, and $1,161,409,909, respectively).........  $675,378,762     $1,161,409,909
 Interest Receivable.......................................    4,987,487          6,802,369
 Receivable for investment securities sold.................   21,000,000          9,700,000
 Receivable for capital shares sold........................    5,411,487          9,219,947
 Prepaid expenses..........................................       48,551             38,659
 Other assets..............................................        1,612             13,911
                                                             ------------      ------------
Total Assets...............................................  706,827,899      1,187,184,795
                                                             ------------      ------------
LIABILITIES:
 Payable to bank...........................................    1,756,798            192,929
 Dividends payable.........................................    1,746,201          2,894,338
 Payable for investment securities purchased...............   52,984,115          5,000,000
 Payable for capital shares redeemed.......................    1,486,389         16,339,160
 Investment advisory fees payable..........................       55,123            101,023
 Administration fees payable...............................       55,123            101,023
 Special management fees payable (Pacific Horizon
   Shares).................................................       68,056            150,624
 Shareholder service fees payable (Horizon Service
   Shares).................................................       43,461            114,766
 Shareholder service fees payable (X Shares)...............           --             13,484
 Shareholder service fees payable (S Shares)...............          781              6,414
 12b-1 fees payable (X Shares).............................           --             11,822
 12b-1 fees payable (S Shares).............................        2,549             22,089
 Custodian and fund accounting fees payable................       40,774             20,333
 Transfer agent fees payable...............................        7,845                194
 Legal fees payable........................................       14,078             22,403
 Other accrued expenses....................................        7,603             45,012
 Other liabilities.........................................      114,496             16,375
                                                             ------------      ------------
Total Liabilities..........................................   58,383,392         25,051,989
                                                             ------------      ------------
NET ASSETS.................................................  $648,444,507     $1,162,132,806
                                                             ============      ============
Net Assets:
 Pacific Horizon Shares....................................  $125,645,416     $ 552,976,956
 Horizon Shares............................................  314,659,354                 --
 Horizon Service Shares....................................  201,920,043        530,276,082
 X Shares..................................................           --         42,026,222
 S Shares..................................................    6,219,694         36,853,546
                                                             ------------      ------------
Total......................................................  $648,444,507     $1,162,132,806
                                                             ============      ============
Shares Outstanding ($0.001 par value, 7.5 billion and 3
 billion shares authorized):
 Pacific Horizon Shares....................................  125,673,075        552,990,812
 Horizon Shares............................................  314,809,976                 --
 Horizon Service Shares....................................  201,952,032        530,313,144
 X Shares..................................................           --         42,027,842
 S Shares..................................................    6,219,699         36,853,653
                                                             ------------      ------------
Total......................................................  648,654,782      1,162,185,451
                                                             ============      ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
 PER SHARE.................................................        $1.00              $1.00
                                                                   =====              =====
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par............................  $   648,655      $   1,162,185
 Additional paid-in capital................................  647,969,431      1,160,959,805
 Accumulated undistributed net investment income...........       52,442             62,301
 Accumulated net realized losses on investment
   transactions............................................     (226,021)           (51,485)
                                                             ------------      ------------
NET ASSETS, AUGUST 31, 1997................................  $648,444,507     $1,162,132,806
                                                             ============      ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA
                                                          TAX-EXEMPT      TAX-EXEMPT
                                                             MONEY       MONEY MARKET
                                                             FUND            FUND
                                                          -----------    ------------
INVESTMENT INCOME:
  Interest.............................................   $10,669,668    $18,881,760
                                                          -----------    -----------
EXPENSES:
  Investment advisory fees.............................       287,597        525,653
  Administration fees..................................       287,597        525,653
  Special management fees (Pacific Horizon Shares).....       166,410        812,875
  Shareholder service fees (Horizon Service Shares)....       230,549        624,698
  Shareholder service fees (X Shares)..................            --         46,648
  Shareholder service fees (S Shares)..................           895          7,728
  12b-1 fees (X Shares)................................            --         55,978
  12b-1 fees (S Shares)................................         2,686         23,185
  Custodian and fund accounting fees...................        94,928         77,938
  Transfer Agent fees..................................        30,751         38,615
  Legal fees...........................................        23,384         43,438
  Other expenses.......................................        91,345        103,854
                                                          -----------    -----------
    Total Expenses.....................................     1,216,142      2,886,263
  Less: Fee waivers....................................        (1,611)       (13,911)
        Expenses paid by third parties.................        (6,862)       (14,109)
                                                          -----------    -----------
Total Net Expenses.....................................     1,207,669      2,858,243
                                                          -----------    -----------
NET INVESTMENT INCOME..................................     9,461,999     16,023,517
                                                          -----------    -----------
NET REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investment transactions.......       (37,994)       (40,625)
                                                          -----------    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 9,424,005    $15,982,892
                                                          ===========    ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA TAX-EXEMPT
                                         TAX-EXEMPT MONEY FUND                      MONEY MARKET FUND
                                  -----------------------------------      -----------------------------------
                                   SIX MONTHS                                SIX MONTHS
                                     ENDED                                     ENDED
                                   AUGUST 31,           YEAR ENDED           AUGUST 31,          YEAR ENDED
                                      1997             FEBRUARY 28,             1997            FEBRUARY 28,
                                  (UNAUDITED)              1997             (UNAUDITED)             1997
                                  ------------        ---------------      --------------      ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........   $  9,461,999        $    13,859,405      $   16,023,517      $    24,332,592
 Net realized gains (losses) on
   investment transactions.....        (37,994)               (26,740)            (40,625)              26,388
                                  ----------------    -----------------    --------------      ---------------
 Change in net assets resulting
   from operations.............      9,424,005             13,832,665          15,982,892           24,358,980
                                  ----------------    -----------------    --------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares........     (1,619,004)            (1,704,176)         (7,695,663)         (14,425,062)
 Horizon Shares................     (4,896,550)            (8,858,516)                 --                   --
 Horizon Service Shares........     (2,936,518)            (3,296,713)         (7,721,952)          (9,708,150)
 S Shares......................         (9,927)(c)                 --             (81,844)(b)               --
 X Shares......................             --                     --            (524,058)            (199,380)(a)
                                  ----------------    -----------------    --------------      ---------------
Change in net assets from
 shareholder distributions.....     (9,461,999)           (13,859,405)        (16,023,517)         (24,332,592)
                                  ----------------    -----------------    --------------      ---------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued...    786,510,190          1,611,040,281       1,444,000,127        2,140,307,421
 Dividends reinvested..........      2,021,033              2,774,538          10,161,314           19,760,377
 Cost of shares redeemed.......   (659,582,299)        (1,481,260,268)     (1,285,710,000)      (1,897,767,756)
                                  ----------------    -----------------    --------------      ---------------
Change in net assets from
 capital share transactions....    128,948,924            132,554,551         168,451,441          262,300,042
                                  ----------------    -----------------    --------------      ---------------
Change in net assets...........    128,910,930            132,527,811         168,410,816          262,326,430
NET ASSETS
 Beginning of Period...........    519,533,577            387,005,766         993,721,990          731,395,560
                                  ----------------    -----------------    --------------      ---------------
 End of Period.................   $648,444,507        $   519,533,577      $1,162,132,806      $   993,721,990
                                  ================    =================    ==============      ===============

---------------

(a) Period from October 2, 1996 (inception date) to February 28, 1997.

(b) Period from June 18, 1997 (inception date) to August 31, 1997.

(c) Period from July 8, 1997 (inception date) to August 31, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen portfolios. The accompanying financial statements and notes are those of the Pacific Horizon Tax-Exempt Money Fund (the "Tax-Exempt Fund") and Pacific Horizon California Tax-Exempt Money Market Fund (the "California Tax-Exempt Fund"), collectively the "Funds", individually the "Fund".

    The Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Shares, Horizon Service Shares and effective July 8, 1997, S Shares) and California Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Service Shares, and effective October 2, 1996, X Shares and effective June 18, 1997, S Shares). The California Tax-Exempt Fund is authorized to issue a fifth class of shares (Horizon Shares). Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X Shares and S Shares have a Distribution and Services Plan.

    The Funds' seek to provide as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal and daily liquidity. In addition, the California Tax-Exempt Fund seeks to provide income that is also exempt from California state income taxes.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund, through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and initial cost. In addition, the portfolios may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                     ACCUMULATED     ACCUMULATED
                    UNDISTRIBUTED    NET REALIZED
                         NET         GAIN/(LOSS)
                     INVESTMENT           ON
                       INCOME        INVESTMENTS
                    -------------    ------------
Tax-Exempt Fund        $52,442         $(15,746)
California Tax-
 Exempt Fund                --             (659)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Tax-Exempt Fund and California Tax-Exempt Fund had the following capital loss carryovers:

                           CAPITAL LOSS    EXPIRATION
          FUND              CARRYOVER         DATE
-------------------------  ------------    -----------
Tax-Exempt Fund              $ 16,664         1998
                               14,011         2000
                               71,218         2002
                               19,132         2003
                               36,425         2004
                               30,577         2005
                              -------
                             $188,027
                              =======
California Tax-Exempt
 Fund                        $  4,266         2004
                              =======

    To the extent that these loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year ended February 28, 1997, the California Tax-Exempt Fund utilized $32,982 of its available capital loss carryover to offset realized capital gains for federal income tax purposes, while $35,348 of capital loss carryovers expired for the Tax-Exempt Fund.

    Capital losses incurred after October 31 for the California Tax-Exempt Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and elected to defer capital losses of $6,594 after October 31, 1996.

OTHER:

    The Funds maintain a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended August 31, 1997, custodian fees and expenses paid by third parties were increased by $6,862 and $14,109 for the Tax-Exempt Fund and California Tax-Exempt Fund. There was no effect on net investment income. The Fund could have invested such cash amounts in income producing assets if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with its custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Bank of America is entitled to a fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS is entitled to a fee from each Fund which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion.

    The Funds have entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Currently, the California Tax-Exempt Fund is waiving 0.03% in special management fees. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service Organiza-tions may include Bank of America, BISYS and its affiliates. For the six months ended August 31, 1997, the Funds were advised that Bank of America and its affiliates and BISYS earned the following amounts pursuant to the Services Agreement and Services Plan:

                               BANK OF
                             AMERICA AND
          FUND               AFFILIATES      BISYS
-------------------------    -----------     ------
Tax-Exempt Fund               $ 162,947      $2,939
California Tax-Exempt
 Fund                           807,230      5,548

    The Funds have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares. Fees under the Horizon Services Plan are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and its affiliates. For the six months ended August 31, 1997, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
Tax-Exempt Fund                        $ 189,273
California Tax-Exempt Fund               512,823

    The California Tax-Exempt Fund has adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of such Fund's X Shares. For the six months ended August 31, 1997 the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
California Tax-Exempt Fund              $46,481

    The Funds have adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organization for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Funds' S shares. For the period from July 8, 1997(date of inception) to August 31, 1997 the Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                        BANK OF
                                      AMERICA AND
               FUND                   AFFILIATES
-----------------------------------   -----------
Tax-Exempt Fund                         $   895
California Tax-Exempt Fund              $ 7,718

    Prior to February 28, 1997, BankAmerica Corporation obtained a letter of credit issued by a third-party financial institution which guaranteed the payment of principal and interest of a security issued by Orange County California that was held by the California Tax-Exempt Fund. This letter of credit enabled the security, together with the letter of credit, to be valued at par. BankAmerica Corporation agreed to reimburse the third-party financial institution to the extent any portion of this letter of credit is drawn down. During the year ended February 28, 1997, this letter of credit expired. The Orange County California Securities previously held by the California Tax-Exempt Fund were substituted with a new issue from Orange County, which does not require such letter of credit.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities for the Funds, BISYS Ohio earned $30,751 and $38,615 from the Tax-Exempt Fund and California Tax-Exempt Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Tax-Exempt Fund and California Tax-Exempt Fund incurred legal charges totaling $23,384 and $43,438 respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $2,471 and $1,987 for the Tax-Exempt Fund and California Tax-Exempt Fund respectively, for the six months ended August 31, 1997.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Tax-Exempt Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations. The California Tax-Exempt Fund invests substantially all of its assets in a nondiversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments.

    The Tax-Exempt Fund and the California Tax-Exempt Fund had the following concentrations by industry sector at August 31, 1997 (as a percentage of total investments):

                                      CALIFORNIA
                         TAX-EXEMPT   TAX-EXEMPT
                            FUND         FUND
                         ----------   ----------
Airport Facilities            1.5%         0.8%
Commercial Paper             16.4         22.0
Education                     6.4          1.3
General Obligations          11.7          5.8
Healthcare                   19.0          7.9
Housing Developments          7.1         14.5
Industrial Development
 Revenue                      5.2          3.6
Leases                        1.5          3.6
Miscellaneous                 2.8          0.3
Pollution Control             7.1          8.6
Power Projects                2.5           --
Revenue                      10.7         17.9
Sewer Projects                 --          4.5
Special Tax                    --          0.4
Solid Waste                   0.6           --
Transportation                3.0          5.1
Utilities                     2.1          2.0
Waste Management              1.4           --
Water Projects                1.0          1.7
                           ------       ------
                            100.0%       100.0%
                           ======       ======

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Portfolio (at $1.00 per share) for the periods indicated are summarized below:

                                        TAX-EXEMPT                          CALIFORNIA TAX-EXEMPT
                                        MONEY FUND                            MONEY MARKET FUND
                           -------------------------------------    -------------------------------------
                           SIX MONTHS ENDED       YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                           AUGUST 31, 1997     FEBRUARY 28, 1997    AUGUST 31, 1997     FEBRUARY 28, 1997
                           ----------------    -----------------    ----------------    -----------------
                             (UNAUDITED)                              (UNAUDITED)
Pacific Horizon Shares
 Issued.................      107,335,976           230,496,897        472,684,566           917,590,384
 Reinvested.............        1,286,411             1,545,273          6,297,080            13,790,272
 Redeemed...............      (69,393,203)         (195,234,875)      (419,052,410)         (966,354,368)
                             ------------          ------------       ------------          ------------
Net
 increase/(Decrease)....       39,229,184            36,807,295         59,929,236           (34,973,712)
                             ============          ============       ============          ============
Horizon Shares
 Issued.................      423,971,615           997,203,792                 --                    --
 Reinvested.............           25,652               135,161                 --                    --
 Redeemed...............     (373,441,909)       (1,035,902,063)                --                    --
                             ------------          ------------       ------------          ------------
 Net increase/
   (Decrease)...........       50,555,358           (38,563,110)                --                    --
                             ============          ============       ============          ============
Horizon Service Shares
 Issued.................      248,702,939           383,339,592        877,065,089         1,184,396,760
 Reinvested.............          655,199             1,094,104          3,431,872             5,770,710
 Redeemed...............     (216,413,455)         (250,123,330)      (821,759,112)         (921,990,855)
                             ------------          ------------       ------------          ------------
Net increase............       32,944,683           134,310,366         58,737,849           268,176,615
                             ============          ============       ============          ============
X Shares
 Issued.................               --                    --         45,086,213            38,320,277
 Reinvested.............               --                    --            420,087               199,395
 Redeemed...............               --                    --        (32,575,597)           (9,422,533)
                             ------------          ------------       ------------          ------------
Net increase............               --                    --         12,930,703            29,097,139(a)
                             ============          ============       ============          ============
S Shares
 Issued.................        6,552,102                    --         49,164,259                    --
 Reinvested.............            1,329                    --             12,275                    --
 Redeemed...............         (333,732)                   --        (12,322,881)                   --
                             ------------          ------------       ------------          ------------
Net increase............        6,219,699(c)                 --         36,853,653(b)                 --
                             ============          ============       ============          ============

---------------

(a) Period from October 2, 1996 (inception date) to February 28, 1997.

(b) Period from June 18, 1997 (inception date) to August 31, 1997.

(c) Period from July 8, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED                      YEAR ENDED                      PERIOD
                                     AUGUST 31,    ------------------------------------------      ENDED
                                        1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                     (UNAUDITED)       1997           1996           1995         1994(a)
                                     -----------   ------------   ------------   ------------   ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $  1.00       $   1.00       $   1.00       $   1.00          $1.00
                                       -------        -------        -------        -------        -------
Income from Investment Operations:
 Net investment income.............     0.0157         0.0290         0.0327         0.0253         0.0124
Less dividends to shareholders from
 net investment income.............    (0.0157)       (0.0290)       (0.0327)       (0.0253)       (0.0124)
                                       -------        -------        -------        -------        -------
Net change in net asset value per
 share.............................         --             --             --             --             --
                                       -------        -------        -------        -------        -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $  1.00       $   1.00       $   1.00       $   1.00          $1.00
                                       =======        =======        =======        =======        =======
Total return.......................       1.58%(d)       2.94%          3.32%          2.56%          1.25%(d)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   126       $     86       $     50       $     37            $50
 Ratio of expenses to average net
   assets..........................       0.60%(c)       0.60%          0.63%          0.60%          0.60%(c)
 Ratio of net investment income to
   average net assets..............       3.12%(c)       2.91%          3.26%          2.47%          1.95%(c)
 Ratio of expenses to average net
   assets*.........................         (e)            (b)            (b)            (b)          0.61%(c)
 Ratio of net investment income to
   average net assets*.............         (e)            (b)            (b)            (b)          1.94%(c)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 9, 1993 (inception date) to February 28, 1994.

(b) There were no fee waivers or expense reimbursements during the period.

(c) Annualized.

(d) Not Annualized.

(e) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                    ENDED                                            YEAR ENDED
                                  AUGUST 31,      --------------------------------------------------------------------------------
                                     1997         FEBRUARY 28,     FEBRUARY 29,     FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 28,
                                 (UNAUDITED)          1997             1996             1995             1994             1993
                                 ------------     ------------     ------------     ------------     ------------     ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........      $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                   --------         --------         --------         --------         --------         --------
Income from Investment
 Operations:
 Net investment income.......        0.0173           0.0322           0.0359           0.0285           0.0225           0.0269
Less dividends to
 shareholders from net
 investment income...........       (0.0173)         (0.0322)         (0.0359)         (0.0285)         (0.0225)         (0.0269)
                                   --------         --------         --------         --------         --------         --------
Net change in net asset value
 per share...................            --               --               --               --               --               --
                                   --------         --------         --------         --------         --------         --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............      $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                   ========         ========         ========         ========         ========         ========
Total return.................          1.75%(c)         3.27%            3.65%            2.89%            2.27%            2.72%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)................      $    315         $    264         $    303         $    382         $    515         $    384
 Ratio of expenses to average
   net assets................          0.28%(b)         0.28%            0.31%            0.28%            0.28%            0.28%
 Ratio of net investment
   income to average net
   assets....................          3.42%(b)         3.22%            3.58%            2.81%            2.25%            2.69%
 Ratio of expenses to average
   net assets*...............            (d)              (a)              (a)              (a)            0.29%              (a)
 Ratio of net investment
   income to average net
   assets*...................            (d)              (a)              (a)              (a)            2.24%              (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Annualized.

(c) Not annualized.

(d) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                            SIX MONTHS
                              ENDED                                      YEAR ENDED
                            AUGUST 31,    ------------------------------------------------------------------------
                               1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                           (UNAUDITED)        1997           1996           1995           1994           1993
                           ------------   ------------   ------------   ------------   ------------   ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD......   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                             --------        -------        -------        -------        -------        -------
Income from Investment
 Operations:
 Net investment income....     0.0161         0.0297         0.0334         0.0260         0.0200         0.0244
Less dividends to
 shareholders from net
 investment income........    (0.0161)       (0.0297)       (0.0334)       (0.0260)       (0.0200)       (0.0244)
                             --------        -------        -------        -------        -------        -------
Net change in net asset
 value per share..........         --             --             --             --             --             --
                             --------        -------        -------        -------        -------        -------
NET ASSET VALUE PER SHARE,
 END OF PERIOD............   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                             ========        =======        =======        =======        =======        =======
Total return..............       1.62%(c)       3.01%          3.39%          2.63%          2.02%          2.47%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of
   period (millions)......   $    202       $    169       $     35       $     39       $     48       $     50
 Ratio of expenses to
   average net assets.....       0.53%(b)       0.53%          0.56%          0.53%          0.53%          0.53%
 Ratio of net investment
   income to average net
   assets.................       3.19%(b)       2.98%          3.34%          2.57%          2.04%          2.42%
 Ratio of expenses to
   average net assets*....         (d)            (a)            (a)            (a)          0.57%            (a)
 Ratio of net investment
   income to average net
   assets*................         (d)            (a)            (a)            (a)          2.00%            (a)

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no fee waivers or expense reimbursements during the period.
(b) Annualized.
 (c) Not annualized.
(d) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PERIOD
                                                               ENDED
                                                          AUGUST 31, 1997
                                                          (UNAUDITED)(a)
                                                          ---------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.........      $    1.00
Income from Investment Operations:
  Net investment income................................         0.0042
Less dividends to shareholders from net investment
  income...............................................        (0.0042)
                                                              --------
Net change in net asset value per share................             --
                                                              --------
NET ASSET VALUE PER SHARE, END OF PERIOD...............      $    1.00
                                                              ========
Total return...........................................           1.55%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)...............      $       6
  Ratio of expenses to average net assets..............           0.83%(c)
  Ratio of net investment income to average net
    assets.............................................           2.77%(c)
  Ratio of expenses to average net assets*.............            (b)
  Ratio of net investment income to average net
    assets*............................................            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from July 8, 1997 (inception date) to August 31, 1997.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                              SIX MONTHS
                                 ENDED                                        YEAR ENDED
                              AUGUST 31,     ----------------------------------------------------------------------------
                                 1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                              (UNAUDITED)        1997            1996            1995            1994            1993
                              -----------    ------------    ------------    ------------    ------------    ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD.........  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                --------       --------        --------        --------        --------        --------
Income from Investment
 Operations:
 Net investment income.......     0.0153         0.0284          0.0324          0.0249          0.0186          0.0224
 Net realized gains/(losses)
   on investment
   transactions..............         --             --         (0.0001)        (0.0001)         0.0002         (0.0002)
                                --------       --------        --------        --------        --------        --------
Total income from investment
 operations..................     0.0153         0.0284          0.0323          0.0248          0.0188          0.0222
Less dividends to
 shareholders from net
 investment income...........    (0.0153)       (0.0284)        (0.0324)        (0.0249)        (0.0186)        (0.0224)
                                --------       --------        --------        --------        --------        --------
Net change in net asset value
 per share...................         --             --         (0.0001)        (0.0001)         0.0002         (0.0002)
                                --------       --------        --------        --------        --------        --------
NET ASSET VALUE PER SHARE,
 END OF PERIOD...............  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                ========       ========        ========        ========        ========        ========
Total return.................       1.54%(d)       2.88%           3.29%           2.52%           1.88%           2.27%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)................  $     553       $    493        $    528        $    187        $    204        $    128
 Ratio of expenses to average
   net assets................       0.57%(c)       0.57%           0.62%           0.62%           0.66%           0.66%
 Ratio of net investment
   income to average net
   assets....................       3.03%(c)       2.83%           3.35%           2.48%           1.86%           2.21%
 Ratio of expenses to average
   net assets*...............         (b)          0.60%**         0.63%**           (a)           0.68%           0.74%
 Ratio of net investment
   income to average net
   assets*...................         (b)          2.80%             (b)             (a)           1.84%           2.13%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the years ended February 28, 1997 and February 29, 1996, the
    Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) There were no fee waivers or expense reimbursements during the period.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED
                                           AUGUST 31,     ------------------------------------------------------------
                                              1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                           (UNAUDITED)        1997            1996            1995            1994
                                           -----------    ------------    ------------    ------------    ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD...................................  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                             --------       --------        --------        --------        --------
Income from Investment Operations:
 Net investment income....................     0.0157         0.0291          0.0331          0.0256          0.0198
 Net realized gains/(losses) on investment
   transactions...........................         --             --          0.0001         (0.0001)        (0.0001)
                                             --------       --------        --------        --------        --------
Total income from investment operations...     0.0157         0.0291          0.0332          0.0255          0.0197
Less dividends to shareholders from net
 investment income........................    (0.0157)       (0.0291)        (0.0331)        (0.0256)        (0.0198)
                                             --------       --------        --------        --------        --------
Net change in net asset value per share...         --             --          0.0001         (0.0001)        (0.0001)
                                             --------       --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF PERIOD..  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                             ========       ========        ========        ========        ========
Total return..............................       1.58%(d)       2.95%           3.36%           2.59%           2.00%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (millions)...  $     530       $    472        $    203        $     88        $    124
 Ratio of expenses to average net
   assets.................................       0.50%(c)       0.50%           0.55%           0.55%           0.53%
 Ratio of net investment income to average
   net assets.............................       3.09%(c)       2.92%           3.43%           2.50%           1.98%
 Ratio of expenses to average net
   assets*................................         (b)            (b)           0.55%**           (a)           0.60%
 Ratio of net investment income to average
   net assets*............................         (b)            (b)           3.42%             (a)           1.91%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the year ended February 29, 1996 the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) There were no fee waivers or expense reimbursements during the period.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                              SIX
                                            MONTHS
                                             ENDED
                                            AUGUST
                                              31,           YEAR ENDED
                                             1997          FEBRUARY 28,
                                           (UNAUDITED)       1997 (A)
                                           ---------       ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD................................   $   1.00          $   1.00
Income from Investment Operations:
  Net investment income.................     0.0142            0.0107
Less dividends to shareholders from net
  investment income.....................    (0.0142)          (0.0107)
                                           --------          --------
Net change in net asset value per
  share.................................         --                --
                                           --------          --------
NET ASSET VALUE PER SHARE, END OF
  PERIOD................................   $   1.00          $   1.00
                                           ========          ========
Total return............................       1.85% (d)         1.09%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)..........................   $     42          $     29
  Ratio of expenses to average net
    assets..............................       0.80% (c)         0.80%(c)
  Ratio of net investment income to
    average net assets..................       2.81% (c)         2.66%(c)
  Ratio of expenses to average net
    assets*.............................         (b )              (b)
  Ratio of net investment income to
    average net assets*.................         (b )              (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from October 2, 1996 (inception date) to February 29, 1997.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                 PERIOD
                                                                 ENDED
                                                            AUGUST 31, 1997
                                                             (UNAUDITED)(A)
                                                            ----------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........       $   1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0057
Less dividends to shareholders from net investment
  income.................................................        (0.0057)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................       $   1.00
                                                                ========
Total return.............................................           1.85%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................       $     37
  Ratio of expenses to average net assets................           0.80%(c)
  Ratio of net investment income to average net assets...           2.65%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from June 18, 1997 (inception date) to August 31, 1997.
(b) Fees paid by third parties had no effect on the ratios.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237

     IST-0037 10/97